    As Filed with the Securities and Exchange Commission on April 24, 2009
                                                           File Nos. 333-109688
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 9

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 73

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                                 SUSAN L. LEES
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[ ]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2009 pursuant to paragraph (b) of Rule 485

[ ]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[ ]on       pursuant to paragraph (a) (i) of Rule 485

[ ]75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ]on       pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

The Consultant Solutions Variable Annuities
(Classic, Plus, Elite, Select)

Lincoln Benefit Life Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758561, Topeka, KS 66675-8561
Telephone Number: 800-457-7617 / Fax Number: 1-785-228-4584
1940 Act file number: 811-07924
1933 Act file number: 333-109688

                                                   Prospectus dated May 1, 2009

--------------------------------------------------------------------------------

Lincoln Benefit Life Company ("Lincoln Benefit") is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Consultant Solutions Classic

   .   Consultant Solutions Plus

   .   Consultant Solutions Elite

   .   Consultant Solutions Select

Effective November 30, 2006, this product is no longer being offered for sale.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.


Each Contract currently offers several investment alternatives ("Investment Alternatives"). The Investment Alternatives include up to 2 fixed account options ("Fixed Account Options"), depending on the Contract, and include 47 variable sub-accounts ("Variable Sub-accounts") of the Lincoln Benefit Life Variable Annuity Account ("Variable Account"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("Funds"):



 AIM Variable Insurance Funds
                                        PIMCO Variable Insurance Trust
 The Alger American Fund
                                        The Rydex Variable Trust
 Fidelity(R) Variable Insurance
   Products                             T. Rowe Price Equity Series, Inc.

 Janus Aspen Series                     Van Eck Worldwide Insurance Trust

 Legg Mason Partners Variable Equity    Van Kampen Life Investment Trust
   Trust
                                        The Universal Institutional Funds,
 Legg Mason Partners Variable Income      Inc.
   Trust

 MFS(R) Variable Insurance Trust(SM)

 Oppenheimer Variable Account Funds


Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


We (Lincoln Benefit) have filed a Statement of Additional Information, dated May 1, 2009, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 74 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES  described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

           The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the
           Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

           The Contracts are not FDIC insured.

                               2     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------


                                                           Page
                -----------------------------------------------
                Overview
                -----------------------------------------------
                   Important Terms                           4
                -----------------------------------------------
                   Overview of Contracts                     5
                -----------------------------------------------
                   The Contracts at a Glance                 6
                -----------------------------------------------
                   How the Contracts Work                   10
                -----------------------------------------------
                   Expense Tables                           11
                -----------------------------------------------
                   Financial Information                    15
                -----------------------------------------------
                Contract Features
                -----------------------------------------------
                   The Contracts                            15
                -----------------------------------------------
                   Purchases                                17
                -----------------------------------------------
                   Contract Loans for 403(b) Contracts      19
                -----------------------------------------------
                   Contract Value                           20
                -----------------------------------------------
                   Investment Alternatives                  33
                -----------------------------------------------
                     The Variable Sub-accounts              33
                -----------------------------------------------
                     The Fixed Account Options              37
                -----------------------------------------------
                     Transfers                              41
                -----------------------------------------------
                   Expenses                                 44
                -----------------------------------------------
                   Access to Your Money                     49
                -----------------------------------------------


                                                                 Page
          -----------------------------------------------------------
             Income Payments                                      50
          -----------------------------------------------------------
             Death Benefits                                       55
          -----------------------------------------------------------
          Other Information
          -----------------------------------------------------------
             More Information                                     62
          -----------------------------------------------------------
             Taxes                                                65
          -----------------------------------------------------------
             Annual Reports and Other Documents                   73
          -----------------------------------------------------------
          Statement of Additional Information Table of Contents   74
          -----------------------------------------------------------
          Appendix A - Contract Comparison Chart                  75
          -----------------------------------------------------------
          Appendix B - Market Value Adjustment                    76
          -----------------------------------------------------------
          Appendix C - Example of Calculation of Income
           Protection Benefit                                     78
          -----------------------------------------------------------
          Appendix D - Withdrawal Adjustment Example - Death
           Benefits                                               79
          -----------------------------------------------------------
          Appendix E - Calculation of Enhanced Earnings Death
           Benefit                                                80
          -----------------------------------------------------------
          Appendix F - Withdrawal Adjustment Example -
           Accumulation Benefit                                   82
          -----------------------------------------------------------
          Appendix G - SureIncome Withdrawal Benefit Option
           Calculation Examples                                   83
          -----------------------------------------------------------
          Appendix H - Accumulation Unit Values                   85
          -----------------------------------------------------------


                               3     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                          Page
                 ---------------------------------------------
                 AB Factor                                 22
                 ---------------------------------------------
                 Accumulation Benefit                      22
                 ---------------------------------------------
                 TrueReturn Accumulation Benefit Option    21
                 ---------------------------------------------
                 Accumulation Phase                        10
                 ---------------------------------------------
                 Accumulation Unit                         15
                 ---------------------------------------------
                 Accumulation Unit Value                   15
                 ---------------------------------------------
                 Annual Increase Death Benefit Option      56
                 ---------------------------------------------
                 Annuitant                                 16
                 ---------------------------------------------
                 Automatic Additions Program               17
                 ---------------------------------------------
                 Automatic Portfolio Rebalancing Program   43
                 ---------------------------------------------
                 Beneficiary                               16
                 ---------------------------------------------
                 Benefit Base                              22
                 ---------------------------------------------
                 Benefit Payment                           28
                 ---------------------------------------------
                 Benefit Payment Remaining                 28
                 ---------------------------------------------
                 Benefit Year                              28
                 ---------------------------------------------
                 Co-Annuitant                              16
                 ---------------------------------------------
                 *Contract                                 15
                 ---------------------------------------------
                 Contract Anniversary                       7
                 ---------------------------------------------
                 Contract Owner ("You")                    15
                 ---------------------------------------------
                 Contract Value                            20
                 ---------------------------------------------
                 Contract Year                              7
                 ---------------------------------------------
                 Credit Enhancement                        18
                 ---------------------------------------------
                 Dollar Cost Averaging Program             43
                 ---------------------------------------------
                 Due Proof of Death                        55
                 ---------------------------------------------
                 Enhanced Earnings Death Benefit Option    57
                 ---------------------------------------------
                 Excess of Earnings Withdrawal             58
                 ---------------------------------------------
                 Fixed Account Options                     37
                 ---------------------------------------------
                 Free Withdrawal Amount                    47
                 ---------------------------------------------
                 Funds                                      1
                 ---------------------------------------------
                 Guarantee Period Accounts                 38
                 ---------------------------------------------
                 Guarantee Options                         21
                 ---------------------------------------------
                 Income Plan                               50
                 ---------------------------------------------
                 Income Protection Benefit Option          53
                 ---------------------------------------------
                 In-Force Earnings                         58
                 ---------------------------------------------
                 In-Force Premium                          58
                 ---------------------------------------------


                                                                 Page
           ----------------------------------------------------------
           Investment Alternatives                                33
           ----------------------------------------------------------
           IRA Contract                                            7
           ----------------------------------------------------------
           Issue Date                                             10
           ----------------------------------------------------------
           Lincoln Benefit ("We")                                 62
           ----------------------------------------------------------
           Market Value Adjustment                                40
           ----------------------------------------------------------
           Maximum Anniversary Value (MAV) Death Benefit Option   56
           ----------------------------------------------------------
           Payout Phase                                           10
           ----------------------------------------------------------
           Payout Start Date                                      10
           ----------------------------------------------------------
           Payout Withdrawal                                      52
           ----------------------------------------------------------
           Portfolios                                             63
           ----------------------------------------------------------
           Qualified Contract                                     61
           ----------------------------------------------------------
           Return of Premium ("ROP") Death Benefit                56
           ----------------------------------------------------------
           Rider Application Date                                  7
           ----------------------------------------------------------
           Rider Anniversary                                      21
           ----------------------------------------------------------
           Rider Date                                             21
           ----------------------------------------------------------
           Rider Fee                                               7
           ----------------------------------------------------------
           Rider Maturity Date                                    21
           ----------------------------------------------------------
           Rider Period                                           21
           ----------------------------------------------------------
           Rider Trade-In Option                                  27
           ----------------------------------------------------------
           Right to Cancel                                        18
           ----------------------------------------------------------
           SEC                                                     1
           ----------------------------------------------------------
           Settlement Value                                       56
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option       61
           ----------------------------------------------------------
           Standard Fixed Account Option                          38
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   27
           ----------------------------------------------------------
           Systematic Withdrawal Program                          49
           ----------------------------------------------------------
           Tax Qualified Contract                                 68
           ----------------------------------------------------------
           Transfer Period Accounts                               31
           ----------------------------------------------------------
           Trial Examination Period                                6
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program               35
           ----------------------------------------------------------
           Withdrawal Benefit Factor                              28
           ----------------------------------------------------------
           Withdrawal Benefit Payout Phase                        29
           ----------------------------------------------------------
           Withdrawal Benefit Payout Phase Start Date             29
           ----------------------------------------------------------
           Valuation Date                                         18
           ----------------------------------------------------------
           Variable Account                                       62
           ----------------------------------------------------------
           Variable Sub-account                                   33
           ----------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The Consultant Solutions Classic Contract has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Consultant Solutions Plus Contract offers a Credit Enhancement of up to
    5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The Consultant Solutions Elite Contract has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The Consultant Solutions Select Contract has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               5     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments         We are no longer offering new Contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($100 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum
                          Contract Value of $1,000.

                          For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to
                          5% of such purchase payment.
---------------------------------------------------------------------------------------------------------
Trial Examination Period  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------------------------
Expenses                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-account. You also will bear the following expenses:

                          Consultant Solutions Classic Contracts

                          . Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          Consultant Solutions Plus Contracts

                          . Annual mortality and expense risk charge equal to 1.45% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          Consultant Solutions Elite Contracts

                          . Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                          . Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          Consultant Solutions Select Contracts

                          . Annual mortality and expense risk charge equal to 1.70% of average daily net assets.

                          . No withdrawal charges.

                               6     PROSPECTUS

  All Contracts

  . Annual administrative expense charge of 0.10% average daily net assets (up to 0.25% for future Contracts).

  . Annual contract maintenance charge of $40 (reduced to $30 if Contract
     Value is at least $2000, and waived in certain cases).

  . If you select the Maximum Anniversary Value (MAV) Enhanced Death
     Benefit Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.50% for Options added in the future).

  . If you select the Annual Increase Enhanced Death Benefit Option
     ("Annual Increase Death Benefit Option"), you will pay an additional mortality and expense risk charge of 0.30% (up to 0.50% for options added in the future).

  . If you select the Enhanced Earnings Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner, the Co-Annuitant, and/or oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("Rider Application Date").

  . If you select the TrueReturn Accumulation Benefit Option you would pay an additional annual fee ("Rider Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract Anniversary") during the Rider Period. You may not select the TrueReturn Accumulation Benefit Option together with the SureIncome Withdrawal Benefit Option.

  . If you select the SureIncome Withdrawal Benefit Option ("SureIncome
     Option") you would pay an additional annual fee ("SureIncome Option
     Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option
     Fee section). You may not select the SureIncome Option together with the TrueReturn Accumulation Benefit Option.

  . If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  . If you select the Spousal Protection Benefit (Co-Annuitant) Option you would pay an additional annual fee ("Rider Fee") of 0.10% (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract Anniversary. This Option is available only for Individual
     Retirement Annuity ("IRA") Contracts qualified under Section 408 of the
     Internal Revenue Code. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit
     (Co-Annuitant) Option at any time. No Rider Fee is charged for the Spousal Protection Benefit (Co-Annuitant) Option for Contract
     Owners who added the Option prior to May 1, 2005.

  . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year ("Contract
     Year"), but not more than $25. A Contract Year is measured from the date we issue your Contract or a Contract Anniversary.

  . State premium tax (if your state imposes one)

  . Not all Options are available in all states

  . We may discontinue offering any of these Options at any time.
------------------------------------------------------------------------------------

                               7     PROSPECTUS

----------------------------------------------------------------------------------------------------------
Investment Alternatives  Each Contract offers several investment alternatives including:

                         . up to 2 Fixed Account Options that credit interest at rates we guarantee,
                            and

                         . 47 Variable Sub-accounts investing in Portfolios offering professional money management by these investment advisers:

                         .     Invesco A I M Advisors, Inc.

                         .     Fred Alger Management, Inc.

                         .     Fidelity Management & Research Company

                         .     Janus Capital Management LLC

                         .     MFS(TM) Investment Management

                         .     OppenheimerFunds, Inc.

                         .     Pacific Investment Management Company LLC

                         .     Rydex Investments

                         .     Legg Mason Partners Fund Advisor, LLC

                         .     T. Rowe Price Associates, Inc.

                         .     Van Eck Associates Corporation

                         .     Van Kampen Asset Management

                         .     Morgan Stanley Investment Management, Inc./(1)/

                            (1) Morgan Stanley Investment Management Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van Kampen.

                         Not all Fixed Account Options are available in all states or with all Contracts.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-accounts have performed, please call us at
                         800-457-7617.
----------------------------------------------------------------------------------------------------------
Special Services         For your convenience, we offer these special services:

                         . Automatic Portfolio Rebalancing Program

                         . Automatic Additions Program

                         . Dollar Cost Averaging Program

                         . Systematic Withdrawal Program

                         . TrueBalance/SM/ Asset Allocation Program
----------------------------------------------------------------------------------------------------------
Income Payments          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                         . life income with guaranteed number of payments

                         . joint and survivor life income with guaranteed number of payments

                         . guaranteed number of payments for a specified period

                         . life income with cash refund

                         . joint life income with cash refund

                         . life income with installment refund

                         . joint life income with installment refund

                         In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
----------------------------------------------------------------------------------------------------------


                               8     PROSPECTUS

--------------------------------------------------------------------------------------------------
Death Benefits  If you die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract ("ROP Death Benefit"), the death benefit options we currently offer include:

                . MAV Death Benefit Option;

                . Annual Increase Death Benefit Option; and

                . Enhanced Earnings Death Benefit Option.
--------------------------------------------------------------------------------------------------
Transfers       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                Standard Fixed Account or Market Value Adjusted Account Options is $100.

                A charge may apply after the 12/th/ transfer in each Contract Year.
--------------------------------------------------------------------------------------------------
Withdrawals     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. If any withdrawal reduces your
                Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit
                Option is in effect under your Contract. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.
--------------------------------------------------------------------------------------------------

                               9     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on 50. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.


                                  [FLOW CHART]




Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 800-457-7617 if you have any question about how the Contracts work.

                               10     PROSPECTUS

Expense Tables
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 ----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4      5    6       7    8+
 Consultant Solutions Classic          7%      7%      6%      5%      4%     3%   2%      0%    0%
 Consultant Solutions Plus           8.5%    8.5%    8.5%    7.5%    6.5%   5.5%   4%    2.5%    0%
 Consultant Solutions Elite:           7%      6%      5%      0%      0%     0%   0%      0%    0%
 Consultant Solutions Select:                          None

 All Contracts:
 Annual Contract Maintenance Charge                    $40**
 Transfer Fee                        up to 2.00% of the amount transferred, but not more than $25***
 Premium Taxes                          0% to 4.00% of Purchase Payment****
 Loan Interest Rate                                 7.25%*****

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

**** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.

***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                        1.25%               0.10%                1.35%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                           1.45%               0.10%                1.55%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                          1.60%               0.10%                1.70%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                         1.70%               0.10%                1.80%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               Currently 0.20%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Annual Increase Death Benefit Option   Currently 0.30%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.25%, up to a maximum of
 Option (issue age 0-70)                0.35% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.40%, up to a maximum of
 Option (issue age 71-79)               0.50% for Options added in the future
                                        *

                               11     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                    Mortality and Expense  Administrative   Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)         Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                        2.15%               0.10%                2.25%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                           2.35%               0.10%                2.45%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                          2.50%               0.10%                2.60%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                         2.60%               0.10%                2.70%
----------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TrueReturn Accumulation Benefit Option Annual Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

TrueReturn Accumulation Benefit Option                       Currently 0.50%, up to a
                                                              maximum of 1.25% for
                                                              Options added in the
                                                              future. *
--------------------------------------------------------------------------------------

* If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

Spousal Protection Benefit (Co-Annuitant) Option Annual Fee

(annual rate as a percentage of Contract Value on a Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option             Currently 0.10%, up to a
                                                              maximum of 0.15% for
                                                              Options added in the
                                                              future *
--------------------------------------------------------------------------------------

* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See "Spousal Protection Benefit (Co-Annuitant) Option" for details.

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Withdrawal Benefit Option                         Currently 0.50%, up to a
                                                              maximum of 1.25% for
                                                              SureIncome Options
                                                              added in the future *
--------------------------------------------------------------------------------------

* If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.

Income Protection Benefit Option Fee (Payout Phase only)*

(as a percentage of average daily net assets)

Income Protection Benefit Option                             Currently 0.50%, up to a
                                                              maximum of 1.25% for
                                                              Options added in the
                                                              future*
--------------------------------------------------------------------------------------

* See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.

                               12     PROSPECTUS

Portfolio Annual Expenses - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.35%    3.38%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2008.


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Annual Increase Death Benefit
    Option;

..   elected the Enhanced Earnings Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
    Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,262 $2,396  $3,492   $6,238  $1,410 $2,665  $3,791   $6,376
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $  952 $1,507  $2,079   $3,756  $1,100 $1,780  $2,390   $3,945
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,213 $2,070  $3,389   $6,477  $  713 $2,098  $3,431   $6,544
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $  902 $1,188  $1,997   $4,084  $  403 $1,218  $2,046   $4,175
------------------------------------------------------------------------------------------


                               13     PROSPECTUS

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $667  $1,971  $3,237   $6,238   $687  $2,028  $3,324   $6,376
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $357  $1,082  $1,824   $3,756   $377  $1,142  $1,923   $3,945
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $703  $2,070  $3,389   $6,477   $713  $2,098  $3,431   $6,544
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $392  $1,188  $1,997   $4,084   $403  $1,218  $2,046   $4,175
------------------------------------------------------------------------------------------



Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option, the Annual Increase Death Benefit Option, the Enhanced Earnings Death Benefit Option (assuming the oldest Contract Owner and Co-Annuitant, or, if the Contract Owner is a non-living person, the oldest Annuitant, are age 71 or older, and all are age 79 or younger on the Rider Application Date), the Spousal Protection Benefit (Co-Annuitant) Option, and the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.


                               14     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.


The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The Consultant Solutions Select is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.


Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


                               15     PROSPECTUS

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date; and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the

                               16     PROSPECTUS
sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer living,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For Consultant Solutions Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

                               17     PROSPECTUS

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

For Consultant Solutions Select Contracts, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 25.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.

CREDIT ENHANCEMENT
For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each Consultant Solutions Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 Additional Credit           Cumulative Purchase
                Enhancement for Large      Payments less Cumulative
                     Contracts             Withdrawals must exceed:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" below for details. The Consultant Solutions Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we

                               18     PROSPECTUS
will refund the greater of any purchase payments or the Contract Value.

For Consultant Solutions Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

..   your Variable Account purchase payments; and

..   any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO VIT Money Market - Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

Contract Loans for 403(b) Contracts
--------------------------------------------------------------------------------


Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Internal Revenue Code. Such loans may not be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

   (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

   (b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan

                               19     PROSPECTUS

Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)the Death Proceeds;

(2)full withdrawal proceeds;

(3)the amount available for partial withdrawal; and

(4)the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase
Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Contract Value
--------------------------------------------------------------------------------


On the Issue Date, the Contract Value is equal to your initial purchase payment (for Consultant Solutions Plus Contracts, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For Consultant Solutions Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

                               20     PROSPECTUS

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TrueReturn Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

..   notifying us in writing in a form satisfactory to us; or

..   changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "Guarantee Options," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states. We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation

                               21     PROSPECTUS

Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB Factors
                       Rider Period    Guarantee Guarantee
                     (number of years) Option 1  Option 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for Consultant Solutions Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the

                               22     PROSPECTUS
investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 Guarantee Option 1        Guarantee Option 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments (and Credit Enhancement for Consultant Solutions Plus Contracts) be allocated to the DCA Fixed Account Option.

                               23     PROSPECTUS

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                           Model Portfolio Option 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------

Category A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
Category B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(1)/

Van Kampen LIT Government, Class II Sub-Account
--------------------------------------------------------------------------------
Category C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account

Janus Aspen Series Overseas - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account

Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account


Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account/(1)/
Legg Mason Partners Variable Investors - Class I Sub-Account/(2)/
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex VT All-Cap Opportunity Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

Van Eck Worldwide Multi-Manager Alternatives Sub-Account

Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1) AIM V.I. Capital Appreciation - Series II Sub-Account
Alger American LargeCap Growth - Class S Sub-Account
Alger American Capital Appreciation - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Capital Growth, Class II Sub-Account/(3)/

Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Mid Cap Growth, Class II Sub-Account
--------------------------------------------------------------------------------

/(1)/Effective April 27, 2007, the Legg Mason Partners Variable All Cap
     Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

/(2)/Effective April 27, 2007, the Legg Mason Partners Variable Investors
     Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

/(3)/Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.



Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 1. We will use the percentage allocations as of your most recent instructions.

Model Portfolio Option 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.

                               24     PROSPECTUS

However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

          Model Portfolio Option 2 (Rider Date Prior to May 1, 2005)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
Category A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
Category B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(1)/

Van Kampen LIT Government, Class II Sub-Account
--------------------------------------------------------------------------------
Category C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account

Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account


Legg Mason Partners Variable Investors - Class I Sub-Account/(2)/
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Premier VIT OpCap Balanced Sub-Account
T. Rowe Price Equity Income - II Sub-Account

Van Eck Worldwide Multi-Manager Alternatives Sub-Account

Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
Category D
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
Alger American LargeCap Growth - Class S Sub-Account
Alger American Capital Appreciation - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account

Janus Aspen Series Overseas - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account/(3)/
MFS New Discovery - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex VT All-Cap Opportunity Sub-Account

T. Rowe Price Blue Chip Growth - II Sub-Account

UIF Capital Growth, Class II Sub-Account/(1)/

Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Mid Cap Growth, Class II Sub-Account
--------------------------------------------------------------------------------

(1)Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(3)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.



Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005). We will use the percentage allocations as of your most recent instructions.

Rider Date on or after May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

         Model Portfolio Option 2 (Rider Date on or after May 1, 2005)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account

Janus Aspen Series Overseas - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account

Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account

                               25     PROSPECTUS

Janus Aspen Series Balanced - Service Shares Sub-Account


Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account/(1)/
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
Legg Mason Partners Variable Investors - Class I Sub-Account/(2)/
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex VT All-Cap Opportunity Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(3)/
Van Eck Worldwide Multi-Manager Alternatives Sub-Account

Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account

         Model Portfolio Option 2 (Rider Date on or after May 1, 2005)
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
Alger American LargeCap Growth - Class S Sub-Account
Alger American Capital Appreciation - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Capital Growth, Class II Sub-Account/(3)/

Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Mid Cap Growth, Class II Sub-Account

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(3)Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.



TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 62 of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit

                               26     PROSPECTUS

Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

..   The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new SureIncome
    Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

                               27     PROSPECTUS

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date") (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

                               28     PROSPECTUS

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

..   The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal
    Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

..   No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

..   The Payout Start Date is the first day of the next Benefit Year after the
    Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

..   During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
    Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

..   If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory

                               29     PROSPECTUS
  basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

..   If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

..   Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

* This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.

Investment Requirements

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options ("Model Portfolio Options") as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *Model Portfolio Option 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

                               30     PROSPECTUS

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for Consultant Solutions Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

                                   Available
--------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account

Janus Aspen Series Overseas - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account

Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account


Legg Mason Partners Variable All Cap - Class II Sub-Account/(1)/
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account Legg Mason Partners Variable Investors - Class II Sub-Account/(2)/
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account


PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

Rydex VT All-Cap Opportunity Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(1)/
Van Eck Worldwide Multi-Manager Alternatives Sub-Account

Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
Alger American LargeCap Growth - Class S Sub-Account
Alger American Capital Appreciation - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Capital Growth, Class II Sub-Account/(3)/

Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Mid Cap Growth, Class II Sub-Account

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(3)Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.



TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model

                               31     PROSPECTUS

Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be an Option that we make available for use with this
    Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant.

If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 62 of your prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

This SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

                               32     PROSPECTUS

Investment Alternatives: The Variable Sub-accounts
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 47 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 800-457-7617.


Portfolio                                Investment Objective                     Investment Adviser
--------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II    Long-term growth of capital


                                                                                  Invesco A I M Advisors, Inc./(1)/
                                                                                  Sub-adviser: Invesco Trimark
                                                                                  Investment Management Inc.;
                                                                                  Invesco Global Asset
                                                                                  Management (N.A.), Inc.;
                                                                                  Invesco Institutional (N.A.),
                                                                                  Inc.; Invesco Senior Secured
----------------------------------------------------------------------------------Management, Inc.; Invesco
AIM V.I. Capital Appreciation Fund -     Growth of capital                        Hong Kong Limited; Invesco
 Series II                                                                        Asset Management Limited;
----------------------------------------------------------------------------------Invesco Asset Management
AIM V.I. Core Equity Fund - Series II    Growth of capital                        (Japan) Limited; Invesco Asset
----------------------------------------------------------------------------------Management Deutschland,
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital              GmbH; and Invesco Australia
 Series II                                                                        Limited
----------------------------------------------------------------------------------
The Alger American Fund
--------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth           Long-term capital appreciation
 Portfolio - Class S
----------------------------------------------------------------------------------Fred Alger Management, Inc.
Alger American Capital Appreciation      Long-term capital appreciation
 Portfolio - Class S
----------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio   Long-term capital appreciation
 - Class S
----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager/(SM)/         High total return with reduced risk
 Portfolio - Service Class 2              over the long term by allocating its
                                          assets among stocks, bonds, and
                                          short-term instruments.
----------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
----------------------------------------------------------------------------------Fidelity Management &
Fidelity VIP Equity-Income Portfolio -   Reasonable income. The fund will also    Research Company
 Service Class 2                          consider the potential for capital
                                          appreciation. The fund's goal is to
                                          achieve a yield which exceeds the
                                          composite yield on the securities
                                          comprising the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R)).
----------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service  To achieve capital appreciation
 Class 2
----------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to
 Service Class 2                          the total return of common stocks
                                          publicly traded in the United States
                                          as represented by the Standard &
                                          Poor's 500/(SM)/ Index (S&P 500(R))
----------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond       As high a level of current income as is
 Portfolio - Service Class 2              consistent with the preservation of
                                          capital
----------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is
 Service Class 2                          consistent with preservation of
                                          capital and daily liquidity.
----------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital
 Service Class 2
----------------------------------------------------------------------------------


                               33     PROSPECTUS


Portfolio                                Investment Objective                                     Investment Adviser
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -  Long-term capital growth, consistent with preservation
 Service Shares                           of capital and balanced by current income
--------------------------------------------------------------------------------------------------
Janus Aspen Series Overseas Portfolio -  Long-term growth of capital.
 Service Shares (formerly named Janus                                                             Janus Capital Management
 Aspen Series International Growth                                                                LLC
 Portfolio - Service Shares)
--------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio -     Long-term growth of capital
 Service Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Perkins Mid Cap       Capital appreciation
 Value Portfolio - Service Shares
 (formerly named Janus Aspen Series Mid
 Cap Value Portfolio - Service Shares)
--------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed   Long-term growth of capital
 Core Portfolio - Service Shares
--------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity
 Trust
---------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable             Long-term capital growth with current income as a
 Fundamental Value Portfolio - Class      secondary consideration                                 Legg Mason Partners Fund
 I/(2)/                                                                                           Advisor, LLC
--------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors   Long-term growth of capital with current income as a
 Portfolio - Class I/(3)/                 secondary objective
--------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Income
 Trust
---------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global      Maximum total return, consistent with preservation of    Legg Mason Partners Fund
 High Yield Bond Portfolio - Class II     capital                                                 Advisor, LLC
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust/(SM)/
---------------------------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class   Total return with an emphasis on high current income,
                                          but also considering capital appreciation
--------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series -      Capital appreciation
 Service Class
--------------------------------------------------------------------------------------------------MFS(TM) Investment
MFS Investors Trust Series - Service     Capital appreciation                                     Management
 Class
--------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class Capital appreciation
--------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class  Total return
--------------------------------------------------------------------------------------------------
MFS Value Series - Service Class         Capital appreciation
--------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -  Long-term capital appreciation by investing a
 Service Shares                           substantial portion of assets in securities of foreign
                                          issuers, growth-type companies, cyclical industries     OppenheimerFunds, Inc.
                                          and special situations that are considered to have
                                          appreciation possibilities.
--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund(R)/VA - Service Shares
--------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service     Capital appreciation by investing in "growth type"
 Shares                                   companies.
--------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with preservation of
 Dollar- Hedged) - Administrative Shares  capital and prudent investment management.
--------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio -       Maximum current income, consistent with preservation     Pacific Investment
 Administrative Shares                    of capital and daily liquidity                          Management Company LLC
--------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum real return, consistent with preservation of
 Administrative Shares                    real capital and prudent investment management
--------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with preservation of
 Administrative Shares                    capital and prudent investment management.
--------------------------------------------------------------------------------------------------
The Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
Rydex VT All-Cap Opportunity Fund        Long-term capital appreciation.                          Rydex Investments
 (formerly named Rydex VT Sector
 Rotation Fund)
---------------------------------------------------------------------------------------------------------------------------


                               34     PROSPECTUS


Portfolio                                Investment Objective                                      Investment Adviser
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth           Long-term capital growth. Income is a secondary
 Portfolio - II                           objective.                                               T. Rowe Price Associates,
---------------------------------------------------------------------------------------------------Inc.
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as long-term
 II                                       growth of capital.
---------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II   Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large            Morgan Stanley Investment
                                          capitalization companies.                                Management, Inc./(4)/
---------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
---------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Multi-Manager          Consistent absolute (positive) returns in various market
 Alternatives Fund (formerly named Van    cycles
 Eck Worldwide Absolute Return Fund)                                                               Van Eck Associates
---------------------------------------------------------------------------------------------------Corporation
Van Eck Worldwide Emerging Markets Fund  Long-term capital appreciation by investing primarily in equity securities in emerging markets around the
                                          world
---------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund       Long-term capital appreciation by investing primarily
                                          in "hard asset securities" with income as a secondary
                                          consideration
---------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II
---------------------------------------------------------------------------------------------------Van Kampen Asset
Van Kampen LIT Government Portfolio,     High current return consistent with preservation of       Management
 Class II                                 capital
---------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II
---------------------------------------------------------------------------------------------------


(1) The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(2) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(3) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(4) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.



Amounts you allocate to Variable Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program ("TrueBalance program") is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

                               35     PROSPECTUS

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Lincoln Benefit and the principal underwriter of the Contracts, ALFS, Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Lincoln Benefit retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit's Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent

                               36     PROSPECTUS
instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 43.


This option allows you to allocate purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You

                               37     PROSPECTUS
establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.


You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO VIT Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 43.


If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the Consultant Solutions Select Contract.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
If you have selected the Consultant Solutions Classic Contract, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for Consultant Solutions Classic. For Consultant Solutions Plus, Select and Elite Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the

                               38     PROSPECTUS
time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the Consultant Solutions Classic Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee

                               39     PROSPECTUS

Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to

                               40     PROSPECTUS
  establish a new Guarantee Period Account within the Market Value Adjusted
   Fixed Account Option; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For Consultant Solutions Select Contracts, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding

                               41     PROSPECTUS
this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account

Janus Aspen Series Overseas - Service Shares Sub-Account

Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
MFS High Income - Service Class Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

                               42     PROSPECTUS

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or

                               43     PROSPECTUS
telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

Expenses
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

..   your Contract Value is equal to or greater than $50,000; or

..   your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                      Consultant Solutions Classic  1.25%
                      -----------------------------------
                      Consultant Solutions Plus     1.45%
                      -----------------------------------
                      Consultant Solutions Elite    1.60%
                      -----------------------------------
                      Consultant Solutions Select   1.70%
                      -----------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of

                               44     PROSPECTUS
administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Consultant Solutions Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

   . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.

TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

                               45     PROSPECTUS

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value. We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
For all of the contracts except the Consultant Solutions Select, we may assess a withdrawal charge from the

                               46     PROSPECTUS
purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 39 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Consultant Solutions Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the Consultant Solutions Select Contract, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

All Contracts

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Consultant Solutions Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.

                               47     PROSPECTUS

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.

"Due Proof" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the Consultant Solutions Select.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a

                               48     PROSPECTUS
result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 11. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------


WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 50.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 38.


Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncomeWithdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.   An emergency exists as defined by the SEC, or

3.   The SEC permits delay for your protection.


We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-457-7617 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value.

                               49     PROSPECTUS

We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

..   the youngest Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 - Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment

                               50     PROSPECTUS
plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 - Guaranteed Number of Payments. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

Income Plan 4 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period.
    Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without

                               51     PROSPECTUS
  prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.


Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.


Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                  Number of Complete Years Since We Received the Purchase
                                  Payment Being Withdrawn/Applicable Charge:
    Contract:                      0      1      2      3      4      5     6     7    8+
    ---------------------------------------------------------------------------------------
    Consultant Solutions Classic    7%     7%     6%     5%     4%     3%   2%     0%  0%
    Consultant Solutions Plus     8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
    Consultant Solutions Elite      7%     6%     5%     0%     0%     0%   0%     0%  0%
    Consultant Solutions Select                     None

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

                               52     PROSPECTUS

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical

                               53     PROSPECTUS
examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

Investment Requirements.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

The following table summarizes the Model Portfolio Option currently available for use with the Income Protection Benefit Option:

*Model Portfolio Option 1

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

Model Portfolio Option 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                           Model Portfolio Option 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
--------------------------------------------------------------------------------

CATEGORY A

Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account

                           Model Portfolio Option 1
--------------------------------------------------------------------------------

CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(1) /

Van Kampen LIT Government, Class II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account

Janus Aspen Series Overseas - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account

Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account

Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account


Legg Mason Partners Variable All Cap - Class II Sub-Account/(2)/
Legg Mason Partners Variable Investors - Class II Sub-Account/(3)/ MFS Investors Trust - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex VT All-Cap Opportunity Sub-Account

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

Van Eck Worldwide Multi-Manager Alternatives Sub-Account

Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------

(1)Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.

                               54     PROSPECTUS

(2)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(3)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.



FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

                               55     PROSPECTUS

Death Benefits
--------------------------------------------------------------------------------


DEATH PROCEEDS

Under certain conditions, described below, we will pay a death settlement ("Death Proceeds") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" on page 50 for more information.


We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"Death Proceeds" are determined based on when we receive a Complete Request for
Settlement:


..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "Death Benefit."


..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Annual Increase Death Benefit Option

..   Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your

Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The "Death Benefit" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected); or

..   The Annual Increase Death Benefit Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP Death Benefit" is equal to the sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.


On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 55), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:


..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Consultant Solutions Plus Contracts).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.


If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and withdrawals); or

..   The date we next determine the Death Proceeds.

Annual Increase Death Benefit Option.

The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but

                               56     PROSPECTUS
it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for Consultant Solutions
    Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Consultant Solutions Plus Contracts)); or

..   The date we next determine the Death Proceeds.

Enhanced Earnings Death Benefit Option.

The "Enhanced Earnings Death Benefit Option" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

                               57     PROSPECTUS

..   100% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Consultant Solutions Plus Contracts) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or


..   40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:


..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
We reserve the right to impose limitations on the Investment Alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain investment alternatives, restrictions on transfers to and from certain investment alternatives, and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;


..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 60, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;


..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

                               58     PROSPECTUS

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

Option D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the

                               59     PROSPECTUS

Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

..   A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

..   The youngest Owner; otherwise,

..   The youngest Beneficiary.


                               60     PROSPECTUS

Category 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:

Option A.  The Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.

Qualified Contracts


The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


                               61     PROSPECTUS

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Death of Co-Annuitant.  If the Co-Annuitant dies prior to the Payout Start
Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

More Information
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is the issuer of the Contract. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is P.O. Box 80469, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois.

Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized separate accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.


Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other

                               62     PROSPECTUS

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annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 74.


THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS
Distribution. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ALFS does not sell Contracts directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with

                               63     PROSPECTUS

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the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ALFS paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ALFS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, Allstate Life entered into an administrative services agreement with PICA whereby PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf.


We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

                               64     PROSPECTUS

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LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.

LEGAL MATTERS

All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Susan L. Lees, General Counsel of Lincoln Benefit.


Taxes
--------------------------------------------------------------------------------


The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or

                               65     PROSPECTUS
accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of

                               66     PROSPECTUS

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  such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59  1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,


                               67     PROSPECTUS

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..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.


Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.


Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non- resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement

                               68     PROSPECTUS

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annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor. Note that under the Worker, Retiree and Employer Recovery Act, Required Minimum Distributions are suspended for 2009 and are scheduled to resume in 2010.


The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

                               69     PROSPECTUS

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and


..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.


During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


Income Tax Withholding on Tax Qualified Contracts. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:


..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


Note that under the Worker, Retiree and Employer Recovery Act of 2008, required minimum distributions are suspended for 2009. Such payments are not considered to be eligible rollover distributions, and thus, not subject to 20% withholding. But, these payments can be rolled over to an IRA or other retirement plan within 60 days of receipt by the participant.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


Charitable IRA Distributions. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross


                               70     PROSPECTUS
income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made
(1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA

                               71     PROSPECTUS
consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


Caution: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.


                               72     PROSPECTUS

Annual Reports and Other Documents
--------------------------------------------------------------------------------



Lincoln Benefit's Annual Report on Form 10-K for the year ended December 31, 2008, is incorporated herein by reference, which means that it is legally a part of this prospectus.

All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.


Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.


We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 800-457-7617.


                               73     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Additions, Deletions, or Substitutions of Investments
       -----------------------------------------------------------------
       The Contracts
       -----------------------------------------------------------------
       Calculation of Accumulation Unit Values
       -----------------------------------------------------------------
       Calculation of Variable Income Payments
       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                      General Matters
                      ------------------------------------
                      Experts
                      ------------------------------------
                      Financial Statements
                      ------------------------------------
                      Accumulation Unit Values
                      ------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               74     PROSPECTUS

Appendix A
Contract Comparison Chart
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

Feature                                               Classic                          Plus                   Elite
----------------------------------------------------------------------------------------------------------------------------
                                                                              up to 5% depending on
                                                                              issue age and amount of
Credit Enhancement                                     None                   purchase payments               None
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                           1.45%                  1.60%
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                                               8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2               6.5/ 5.5/ 4/2.5            7/ 6/ 5
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,         Confinement, Terminal   Confinement, Terminal
Waivers                                Unemployment                           Illness, Unemployment   Illness, Unemployment

------------------------------------------------------------------------------------

Feature                                               Classic                 Select
------------------------------------------------------------------------------------


Credit Enhancement                                     None                   None
------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                  1.70%
------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2           None
------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,
Waivers                                Unemployment                            N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                          DCA Fixed Account Option*
              ---------------------------------------------------
                                Classic    Plus    Elite   Select
              ---------------------------------------------------
                                6-month  6-month  6-month   N/A
              Transfer Periods  ---------------------------------
                                12-month 12-month 12-month  N/A

                 Standard Fixed Account Option (not available in all states)**
-----------------------------------------------------------------------------------------------
                                                      Classic                 Plus Elite Select
-----------------------------------------------------------------------------------------------
                                                      1-year                  N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
Guarantee Periods                      --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A

                      MVA Fixed Account Option (not available in all states)***
-----------------------------------------------------------------------------------------------------
                                                      Classic                  Plus    Elite  Select
-----------------------------------------------------------------------------------------------------
                                                      1-year                  1-year  1-year  1-year
                                       --------------------------------------------------------------
                                                      3-year                  3-year  3-year  3-year
                                       --------------------------------------------------------------
Guarantee Periods                                     5-year                  5-year  5-year  5-year
                                       --------------------------------------------------------------
                                                      7-year                  7-year  7-year  7-year
                                       --------------------------------------------------------------
                                                      10-year                 10-year 10-year 10-year

* At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

** May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.

                               75     PROSPECTUS

Appendix B - Market Value Adjustment
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period for the week preceding the establishment of the Market
        Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     Examples Of Market Value Adjustment
     Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                        Fixed Guarantee Period Account
     Guarantee Period:  5 years
     Interest Rate:     4.50%
     Full Withdrawal:   End of Contract Year 3
     Contract:          Consultant Solutions Classic*

              Example 1: (Assumes Declining Interest Rates)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.20%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [.045 - (.042 + .0025)] X 2
                                           = .0009
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received  =   $11,411.66 - $510 + $10.27 =
 by Contract owner as a result of          $10,911.93
 full withdrawal at the end of
 Contract Year 3:

                               76     PROSPECTUS

                Example 2: (Assumes Rising Interest Rates)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.80%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [(.045 - (.048 + .0025)] X
                                           (2) = -.0099
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received  =   $11,411.66 - $510 - $112.98 =
 by Contract owner as a result of          $10,788.68
 full withdrawal at the end of
 Contract Year 3:

* These examples assume the election of the Consultant Solutions Classic Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Consultant Solutions Plus, Consultant Solutions Elite Contracts, and Consultant Solutions Select Contracts which have different expenses and withdrawal charges.

                               77     PROSPECTUS

Appendix C
Example of Calculation of Income Protection Benefit
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       -----------------------------------------------------------------
       Sex of Annuitant:                                     male
       -----------------------------------------------------------------
       Income Plan selected:                                 1
       -----------------------------------------------------------------
       Payment frequency:                                    monthly
       -----------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       -----------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
--------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable amount income value
--------------------------------------------------------------------------------------------

Step 1 - Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               78     PROSPECTUS

Appendix D
Withdrawal Adjustment Example - Death Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Consultant Solutions Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

                                                                                Death Benefit Amount
                                                                  ------------------------------------------------
                                                                                                      Annual
                                                                      ROP Value                  Increase Value**
                                                                  -----------------              -----------------
                                                                  Classic,                       Classic,
                             Beginning                 Contract     Elite             Maximum      Elite
              Type of         Contract  Transaction  Value After     And            Anniversary     And
 Date        Occurrence        Value       Amount     Occurrence   Select    Plus      Value      Select    Plus
------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $  50,000 $52,000 $     55,000 $  52,500 $54,600
------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $  37,500 $39,000 $     41,250 $  40,339 $41,953
------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Classic, Elite and Select
----------------------------------------------------------------------------------------------------------------------------------
ROP Death Benefit
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)                $50,000
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $12,500
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $37,500
----------------------------------------------------------------------------------------------------------------------------------

MAV Death Benefit
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)                $55,000
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $13,750
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $41,250
----------------------------------------------------------------------------------------------------------------------------------

Annual Increase Death Benefit**
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)                $53,786
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $13,446
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $40,339
----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
ROP Death Benefit
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV Death Benefit
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

Annual Increase Death Benefit**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               79     PROSPECTUS

Appendix E
Calculation of Enhanced Earnings Death Benefit*
--------------------------------------------------------------------------------

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

 Excess of Earnings Withdrawals                     =   $0
 Purchase Payments in the 12 months prior to death  =   $0
 In-Force Premium                                   =   $100,000
                                                        ($100,000 + $0 - $0)
 In-Force Earnings                                  =   $25,000
                                                        ($125,000 - $100,000)
 Enhanced Earnings Death Benefit**                  =   40%*$25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000 - $5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000 + $0 - $5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000 - $95,000)
Enhanced Earnings Death Benefit**                  =   40%*$19,000 = $7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years

                               80     PROSPECTUS
later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     =   $30,000
                                                       ($50,000 - $20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $120,000
                                                       ($110,000 + $40,000 - $30,000)
In-Force Earnings                                  =   $20,000
                                                       ($140,000 - $120,000)
Enhanced Earnings Death Benefit**                  =   25%*$20,000 = $5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**If the oldest Contract Owner had been age 70 or younger on the Rider
  Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

 Excess of Earnings Withdrawals                     =   $0
 Purchase Payments in the 12 months prior to death  =   $0
 In-Force Premium                                   =   $100,000
                                                        ($100,000 + $0 - $0)
 In-Force Earnings                                  =   $50,000
                                                        ($150,000 - $100,000)
 Enhanced Earnings Death Benefit**                  =   40%*$50,000 = $20,000
 Contract Value                                     =   $150,000
 Death Benefit                                      =   $160,000
 Enhanced Earnings Death Benefit                    =   $20,000
 Continuing Contract Value                          =   $180,000
                                                        ($160,000 + $20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               81     PROSPECTUS

Appendix F
Withdrawal Adjustment Example - Accumulation Benefit*
--------------------------------------------------------------------------------

Rider Date: January 1, 2007

Initial Purchase Payment: $50,000 (For Consultant Solutions Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for Consultant Solutions Classic, Elite and Select Contracts, $52,000 for Consultant Solutions Plus Contracts (assuming issue age 85 or younger)

                                                                                    Benefit Base
                                                                               -----------------------
                                   Beginning    Transaction   Contract Value   Classic, Elite
  Date     Type of Occurrence   Contract Value     Amount    After Occurrence    and Select     Plus
------------------------------------------------------------------------------------------------------
1/1/2008  Contract Anniversary  $        55,000            _ $          55,000 $        50,000 $52,000
------------------------------------------------------------------------------------------------------
7/1/2008   Partial Withdrawal   $        60,000 $     15,000 $          45,000 $        37,500 $39,000
------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Classic, Elite and Select  Plus
---------------------------------------------------------------------------------------------------------------
Benefit Base
---------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)                $15,000          $15,000
---------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)                $60,000          $60,000
---------------------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)                $50,000          $52,000
---------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)           $12,500          $13,000
---------------------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                                  $37,500          $39,000
---------------------------------------------------------------------------------------------------------------

* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under Consultant Solutions Plus Contracts. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               82     PROSPECTUS

Appendix G - SureIncome Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase a Consultant Solutions contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of $40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                               83     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                               84     PROSPECTUS

Appendix H - Accumulation Unit Values
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-457-7617 to obtain a copy of the Statement of Additional Information.




The name of the following Sub-Accounts changed since December 31, 2008. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2007:



              Sub-Account Name as of December 31,
                              2008
(as appears in the following tables of Accumulation Unit Values)  Sub-Account Name as of May 1, 2009
-------------------------------------------------------------------------------------------------------
Janus Aspen Series International                                 Janus Aspen Series Overseas Portfolio
Growth Portfolio - Service Shares                                - Service Shares
Rydex VT Sector Rotation Fund                                    Rydex VT All-Cap Opportunity Fund
Van Eck Worldwide Absolute Return Fund                           Van Eck Worldwide Multi-Manager
                                                                 Alternatives Fund
-------------------------------------------------------------------------------------------------------



On April 24, 2009, the Premier VIT OpCap Balanced Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.

On April 30, 2009, the Janus Aspen Series Perkins Small Company Value Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.25



                                                                                        Number
                                                            Accumulation Accumulation  of Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                   2004       $10.000      $10.745      132,216
                                                   2005       $10.745      $11.176      223,522
                                                   2006       $11.176      $12.452      287,925
                                                   2007       $12.452      $12.451      280,725
                                                   2008       $12.451       $5.907      303,579
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                   2004       $10.000      $10.303       25,665
                                                   2005       $10.303      $11.036       50,990
                                                   2006       $11.036      $11.547       61,199
                                                   2007       $11.547      $12.727       56,382
                                                   2008       $12.727       $7.203       52,348
-------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                   2006       $10.000      $10.800      173,314
                                                   2007       $10.800      $11.493      185,437
                                                   2008       $11.493       $7.900      185,880
-------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                   2004       $10.000      $10.989      110,892
                                                   2005       $10.989      $11.629      253,522
                                                   2006       $11.629      $12.732      405,969
                                                   2007       $12.732      $13.725      387,292
                                                   2008       $13.725       $9.656      323,756


                               85     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.25



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                           2004       $10.000      $10.103      121,781
                                                           2005       $10.103      $11.134      212,340
                                                           2006       $11.134      $11.523      222,959
                                                           2007       $11.523      $13.598      210,459
                                                           2008       $13.598       $7.204      237,432
---------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                           2004       $10.000      $10.219       23,051
                                                           2005       $10.219      $11.509       74,712
                                                           2006       $11.509      $13.506      132,966
                                                           2007       $13.506      $17.746      141,537
                                                           2008       $17.746       $9.582      106,723
---------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                           2004       $10.000      $10.628       94,790
                                                           2005       $10.628      $11.485      210,380
                                                           2006       $11.485      $12.450      308,342
                                                           2007       $12.450      $16.122      291,878
                                                           2008       $16.122       $6.605      291,655
---------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                           2004       $10.000      $10.217       56,932
                                                           2005       $10.217      $10.460      111,219
                                                           2006       $10.460      $11.056      134,814
                                                           2007       $11.056      $12.561      148,955
                                                           2008       $12.561       $8.809      146,295
---------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                           2004       $10.000      $11.389      105,161
                                                           2005       $11.389      $13.106      523,173
                                                           2006       $13.106      $14.408      891,858
                                                           2007       $14.408      $16.672      862,174
                                                           2008       $16.672       $9.425      782,708
---------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                           2004       $10.000      $10.840      248,175
                                                           2005       $10.840      $11.290      457,976
                                                           2006       $11.290      $13.358      699,045
                                                           2007       $13.358      $13.344      675,449
                                                           2008       $13.344       $7.528      651,012
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                           2004       $10.000       $9.809      193,118
                                                           2005        $9.809      $10.209      307,319
                                                           2006       $10.209      $10.734      362,183
                                                           2007       $10.734      $13.411      341,543
                                                           2008       $13.411       $6.971      316,734


                               86     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.25



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                       2004       $10.000      $10.668       306,038
                                                       2005       $10.668      $11.004       812,899
                                                       2006       $11.004      $12.532     1,175,182
                                                       2007       $12.532      $13.002     1,100,162
                                                       2008       $13.002       $8.060     1,084,831
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                       2004       $10.000      $10.215       172,370
                                                       2005       $10.215      $10.269       496,639
                                                       2006       $10.269      $10.549       806,750
                                                       2007       $10.549      $10.831       811,904
                                                       2008       $10.831      $10.315       588,837
-----------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                       2004       $10.000       $9.965       319,746
                                                       2005        $9.965      $10.104       913,007
                                                       2006       $10.104      $10.429     1,383,659
                                                       2007       $10.429      $10.797     1,358,656
                                                       2008       $10.797      $10.946     1,573,766
-----------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                       2004       $10.000      $10.931        72,197
                                                       2005       $10.931      $12.810       311,381
                                                       2006       $12.810      $14.883       762,307
                                                       2007       $14.883      $17.185       776,150
                                                       2008       $17.185       $9.500       781,458
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                       2004       $10.000      $10.625        54,585
                                                       2005       $10.625      $11.285       153,996
                                                       2006       $11.285      $12.292       242,446
                                                       2007       $12.292      $13.373       234,531
                                                       2008       $13.373      $11.074       193,608
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                       2004       $10.000      $11.317        32,940
                                                       2005       $11.317      $11.861       115,107
                                                       2006       $11.861      $13.814       165,929
                                                       2007       $13.814      $16.114       179,041
                                                       2008       $16.114      $15.166             0
-----------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                       2004       $10.000      $11.491        14,808
                                                       2005       $11.491      $12.759        76,819
                                                       2006       $12.759      $13.735       168,017
                                                       2007       $13.735      $18.512       143,770
                                                       2008       $18.512      $10.170       144,900


                               87     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.25



                                                             Number
                               Accumulation  Accumulation   of Units
                 For the Year   Unit Value    Unit Value   Outstanding
                    Ending     at Beginning     at End       at End
Sub Accounts     December 31    of Period     of Period     of Period
-----------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                     2004        $10.000       $11.303        68,978
                     2005        $11.303       $12.266       356,713
                     2006        $12.266       $13.924       564,227
                     2007        $13.924       $14.720       539,843
                     2008        $14.720       $10.470       471,189
-----------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                     2004        $10.000       $11.339        39,658
                     2005        $11.339       $12.407       125,616
                     2006        $12.407       $13.558       164,908
                     2007        $13.558       $14.194       134,550
                     2008        $14.194        $8.928       125,288
-----------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                     2005        $10.000       $10.974        77,386
                     2006        $10.974       $13.193       178,295
                     2007        $13.193       $12.219       196,175
                     2008        $12.219        $7.724       180,098
-----------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I (1)
                     2007        $10.000        $9.509        48,073
                     2008         $9.509        $5.949        43,169
-----------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                     2004        $10.000       $10.871       168,236
                     2005        $10.871       $11.105       465,661
                     2006        $11.105       $12.089       703,308
                     2007        $12.089       $11.885       698,823
                     2008        $11.885        $8.104       589,498
-----------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I (2)
                     2007        $10.000        $9.749        96,362
                     2008         $9.749        $6.191        93,685
-----------------------------------------------------------------------
MFS High Income Series--Service Class
                     2004        $10.000       $10.652       105,366
                     2005        $10.652       $10.724       209,209
                     2006        $10.724       $11.637       238,258
                     2007        $11.637       $11.655       216,819
                     2008        $11.655        $8.202       178,367
-----------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                     2004        $10.000       $10.471        19,040
                     2005        $10.471       $10.767       229,340
                     2006        $10.767       $11.398       467,604
                     2007        $11.398       $12.483       434,299
                     2008        $12.483        $7.760       408,811
-----------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                     2004        $10.000       $10.810         9,814
                     2005        $10.810       $11.413        32,676
                     2006        $11.413       $12.689        38,786
                     2007        $12.689       $13.772        40,966
                     2008        $13.772        $9.068        32,809


                               88     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.25



                                                       Number
                           Accumulation Accumulation  of Units
              For the Year  Unit Value   Unit Value  Outstanding
                 Ending    at Beginning    at End      at End
Sub Accounts  December 31   of Period    of Period    of Period
----------------------------------------------------------------
MFS New Discovery Series--Service Class
                  2004       $10.000       $9.945       40,927
                  2005        $9.945      $10.304       92,908
                  2006       $10.304      $11.480      113,307
                  2007       $11.480      $11.579      100,633
                  2008       $11.579       $6.908       87,061
----------------------------------------------------------------
MFS Total Return Series--Service Class
                  2004       $10.000      $10.783      128,035
                  2005       $10.783      $10.914      326,074
                  2006       $10.914      $12.019      375,040
                  2007       $12.019      $12.323      335,392
                  2008       $12.323       $9.443      283,876
----------------------------------------------------------------
MFS Value Series--Service Class
                  2004       $10.000      $11.175       45,846
                  2005       $11.175      $11.737      129,930
                  2006       $11.737      $13.954      194,233
                  2007       $13.954      $14.810      188,327
                  2008       $14.810       $9.826      163,225
----------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                  2005       $10.000      $11.723       26,917
                  2006       $11.723      $11.877       87,641
                  2007       $11.877      $12.423       90,045
                  2008       $12.423       $6.224       86,645
----------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                  2004       $10.000      $11.390      123,098
                  2005       $11.390      $12.817      340,222
                  2006       $12.817      $14.840      463,678
                  2007       $14.840      $15.529      425,468
                  2008       $15.529       $9.141      339,967
----------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                  2004       $10.000      $11.324      138,676
                  2005       $11.324      $12.256      457,975
                  2006       $12.256      $13.864      760,414
                  2007       $13.864      $13.485      690,006
                  2008       $13.485       $8.247      595,786
----------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
 Administrative Shares
                  2004       $10.000      $10.382       75,187
                  2005       $10.382      $10.769      276,055
                  2006       $10.769      $10.857      508,415
                  2007       $10.857      $11.099      482,258
                  2008       $11.099      $10.688      356,974


                               89     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.25



                                                       Number
                           Accumulation Accumulation  of Units
              For the Year  Unit Value   Unit Value  Outstanding
                 Ending    at Beginning    at End      at End
Sub Accounts  December 31   of Period    of Period    of Period
----------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                  2004       $10.000       $9.959       167,490
                  2005        $9.959      $10.096       325,748
                  2006       $10.096      $10.420       459,580
                  2007       $10.420      $10.781       401,905
                  2008       $10.781      $10.875       447,414
----------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                  2004       $10.000      $10.596       206,384
                  2005       $10.596      $10.671       648,012
                  2006       $10.671      $10.602       937,569
                  2007       $10.602      $11.576       902,299
                  2008       $11.576      $10.615       928,688
----------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                  2004       $10.000      $10.283       249,949
                  2005       $10.283      $10.392       653,328
                  2006       $10.392      $10.647     1,083,265
                  2007       $10.647      $11.424     1,062,806
                  2008       $11.424      $11.812       823,099
----------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                  2004       $10.000      $10.805        38,773
                  2005       $10.805      $10.951        61,072
                  2006       $10.951      $11.970        86,922
                  2007       $11.970      $11.284        76,705
                  2008       $11.284       $7.661        66,388
----------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                  2004       $10.000      $11.229       121,721
                  2005       $11.229      $10.576       203,935
                  2006       $10.576      $11.620       218,567
                  2007       $11.620      $12.187       170,119
                  2008       $12.187      $11.013             0
----------------------------------------------------------------
Rydex VT Sector Rotation Fund
                  2004       $10.000      $10.599        15,602
                  2005       $10.599      $11.890        56,294
                  2006       $11.890      $13.065        91,432
                  2007       $13.065      $15.819        78,479
                  2008       $15.819       $9.249        92,524
----------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                  2004       $10.000      $10.490        74,071
                  2005       $10.490      $10.932       438,125
                  2006       $10.932      $11.791       846,349
                  2007       $11.791      $13.084       814,281
                  2008       $13.084       $7.402       830,392


                               90     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.25



                                                       Number
                           Accumulation Accumulation  of Units
              For the Year  Unit Value   Unit Value  Outstanding
                 Ending    at Beginning    at End      at End
Sub Accounts  December 31   of Period    of Period    of Period
----------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                  2004       $10.000      $11.106       299,734
                  2005       $11.106      $11.361       948,390
                  2006       $11.361      $13.299     1,402,991
                  2007       $13.299      $13.516     1,333,577
                  2008       $13.516       $8.498     1,156,148
----------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                  2004       $10.000       $9.917        33,863
                  2005        $9.917       $9.804        58,131
                  2006        $9.804      $10.509        63,097
                  2007       $10.509      $10.787        68,791
                  2008       $10.787       $9.247       106,076
----------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                  2004       $10.000      $12.106        13,596
                  2005       $12.106      $15.764        76,101
                  2006       $15.764      $21.694       140,010
                  2007       $21.694      $29.449       151,951
                  2008       $29.449      $10.231        88,994
----------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                  2004       $10.000      $12.455        25,156
                  2005       $12.455      $18.637        98,493
                  2006       $18.637      $22.889       151,158
                  2007       $22.889      $32.819       197,678
                  2008       $32.819      $17.442        80,392
----------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                  2004       $10.000      $11.112        25,709
                  2005       $11.112      $12.180        47,131
                  2006       $12.180      $12.608        54,285
                  2007       $12.608      $14.626        48,758
                  2008       $14.626       $7.671        44,989
----------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                  2004       $10.000      $10.187        63,788
                  2005       $10.187      $10.379       164,577
                  2006       $10.379      $10.558       182,914
                  2007       $10.558      $11.145       211,170
                  2008       $11.145      $11.161       357,895
----------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                  2004       $10.000      $11.083       135,175
                  2005       $11.083      $11.996       493,860
                  2006       $11.996      $13.725       824,335
                  2007       $13.725      $13.881       783,069
                  2008       $13.881       $9.283       680,370


                               91     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.25



                                                       Number
                           Accumulation Accumulation  of Units
              For the Year  Unit Value   Unit Value  Outstanding
                 Ending    at Beginning    at End      at End
Sub Accounts  December 31   of Period    of Period    of Period
----------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                  2004       $10.000      $10.383       14,496
                  2005       $10.383      $11.829       58,864
                  2006       $11.829      $12.114       88,585
                  2007       $12.114      $14.539       86,678
                  2008       $14.539       $7.265       87,977
----------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                  2004       $10.000      $12.853      241,544
                  2005       $12.853      $14.804      448,864
                  2006       $14.804      $20.106      695,926
                  2007       $20.106      $16.407      515,759
                  2008       $16.407      $10.026      445,861
----------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                  2008       $10.000       $7.074      105,650



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value--Service Shares Sub-Account and Oppenheimer MidCap/VA--Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity--Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account and Legg Mason Partners Variable Investors--Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio--Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap--Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio--Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors--Class II Sub-Account into the Legg Mason Partners Variable Investors--Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                               92     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.15



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                            2004       $10.000      $10.656           0
                                                            2005       $10.656      $10.982           0
                                                            2006       $10.982      $12.125           0
                                                            2007       $12.125      $12.013           0
                                                            2008       $12.013       $5.647       1,098
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                            2004       $10.000      $10.217           0
                                                            2005       $10.217      $10.845           0
                                                            2006       $10.845      $11.244           0
                                                            2007       $11.244      $12.279           0
                                                            2008       $12.279       $6.886           0
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                            2006       $10.000      $10.734           0
                                                            2007       $10.734      $11.317           0
                                                            2008       $11.317       $7.708           0
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                            2004       $10.000      $10.897           0
                                                            2005       $10.897      $11.427           0
                                                            2006       $11.427      $12.398           0
                                                            2007       $12.398      $13.242           0
                                                            2008       $13.242       $9.231       1,270
----------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                            2004       $10.000      $10.019           0
                                                            2005       $10.019      $10.942           0
                                                            2006       $10.942      $11.220           0
                                                            2007       $11.220      $13.120           0
                                                            2008       $13.120       $6.887           0
----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                            2004       $10.000      $10.134           0
                                                            2005       $10.134      $11.309           0
                                                            2006       $11.309      $13.152           0
                                                            2007       $13.152      $17.121           0
                                                            2008       $17.121       $9.160           0
----------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                            2004       $10.000      $10.539           0
                                                            2005       $10.539      $11.286           0
                                                            2006       $11.286      $12.123           0
                                                            2007       $12.123      $15.555           0
                                                            2008       $15.555       $6.314      18,946
----------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                            2004       $10.000      $10.132           0
                                                            2005       $10.132      $10.279           0
                                                            2006       $10.279      $10.765           0
                                                            2007       $10.765      $12.119           0
                                                            2008       $12.119       $8.421         109


                               93     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.15



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                   2004       $10.000      $11.295           0
                                                                   2005       $11.295      $12.880         303
                                                                   2006       $12.880      $14.030         292
                                                                   2007       $14.030      $16.085         280
                                                                   2008       $16.085       $9.010       1,763
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                   2004       $10.000      $10.750           0
                                                                   2005       $10.750      $11.095           0
                                                                   2006       $11.095      $13.007           0
                                                                   2007       $13.007      $12.875           0
                                                                   2008       $12.875       $7.197       8,417
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                   2004       $10.000       $9.727           0
                                                                   2005        $9.727      $10.032           0
                                                                   2006       $10.032      $10.452           0
                                                                   2007       $10.452      $12.939           0
                                                                   2008       $12.939       $6.664           0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                   2004       $10.000      $10.579           0
                                                                   2005       $10.579      $10.813           0
                                                                   2006       $10.813      $12.202           0
                                                                   2007       $12.202      $12.544           0
                                                                   2008       $12.544       $7.705       1,127
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                   2004       $10.000      $10.130           0
                                                                   2005       $10.130      $10.091           0
                                                                   2006       $10.091      $10.272           0
                                                                   2007       $10.272      $10.450           0
                                                                   2008       $10.450       $9.861       2,057
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                   2004       $10.000       $9.882           0
                                                                   2005        $9.882       $9.929           0
                                                                   2006        $9.929      $10.155           0
                                                                   2007       $10.155      $10.417           0
                                                                   2008       $10.417      $10.465       3,763
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                   2004       $10.000      $10.840           0
                                                                   2005       $10.840      $12.588           0
                                                                   2006       $12.588      $14.492           0
                                                                   2007       $14.492      $16.580           0
                                                                   2008       $16.580       $9.082       1,097


                               94     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.15



                                                                                                                 Number
                                                                                     Accumulation Accumulation  of Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                            2004       $10.000      $10.537           0
                                                                            2005       $10.537      $11.089           0
                                                                            2006       $11.089      $11.970           0
                                                                            2007       $11.970      $12.902           0
                                                                            2008       $12.902      $10.586           0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                            2004       $10.000      $11.223           0
                                                                            2005       $11.223      $11.655           0
                                                                            2006       $11.655      $13.452           0
                                                                            2007       $13.452      $15.547           0
                                                                            2008       $15.547      $14.589           0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                            2004       $10.000      $11.395           0
                                                                            2005       $11.395      $12.539           0
                                                                            2006       $12.539      $13.375           0
                                                                            2007       $13.375      $17.861           0
                                                                            2008       $17.861       $9.723           0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                            2004       $10.000      $11.209           0
                                                                            2005       $11.209      $12.053         577
                                                                            2006       $12.053      $13.558         565
                                                                            2007       $13.558      $14.202         531
                                                                            2008       $14.202      $10.009         547
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--
 Service Shares
                                                                            2004       $10.000      $11.245           0
                                                                            2005       $11.245      $12.192           0
                                                                            2006       $12.192      $13.202           0
                                                                            2007       $13.202      $13.695           0
                                                                            2008       $13.695       $8.535           0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                            2005       $10.000      $10.906           0
                                                                            2006       $10.906      $12.993           0
                                                                            2007       $12.993      $11.923           0
                                                                            2008       $11.923       $7.468           0
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I (1)
                                                                            2007       $10.000       $9.450           0
                                                                            2008        $9.450       $5.858       2,596
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--
 Class II
                                                                            2004       $10.000      $10.781           0
                                                                            2005       $10.781      $10.912         322
                                                                            2006       $10.912      $11.771         310
                                                                            2007       $11.771      $11.467         298
                                                                            2008       $11.467       $7.747       1,488


                               95     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.15



                                                                                                         Number
                                                                             Accumulation Accumulation  of Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I (2)
                                                                    2007       $10.000       $9.688           0
                                                                    2008        $9.688       $6.096           0
------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                    2004       $10.000      $10.563           0
                                                                    2005       $10.563      $10.538           0
                                                                    2006       $10.538      $11.331           0
                                                                    2007       $11.331      $11.245           0
                                                                    2008       $11.245       $7.842       3,928
------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                    2004       $10.000      $10.384           0
                                                                    2005       $10.384      $10.580           0
                                                                    2006       $10.580      $11.098           0
                                                                    2007       $12.125      $12.013           0
                                                                    2008       $12.013       $7.419         155
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                    2004       $10.000      $10.720           0
                                                                    2005       $10.720      $11.215           0
                                                                    2006       $11.215      $12.355           0
                                                                    2007       $11.098      $12.043           0
                                                                    2008       $12.043       $8.669         923
------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                    2004       $10.000       $9.862           0
                                                                    2005        $9.862      $10.126           0
                                                                    2006       $10.126      $11.178           0
                                                                    2007       $11.178      $11.171           0
                                                                    2008       $11.171       $6.604       1,098
------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                    2004       $10.000      $10.694           0
                                                                    2005       $10.694      $10.725         326
                                                                    2006       $10.725      $11.703         314
                                                                    2007       $11.703      $11.889         301
                                                                    2008       $11.889       $9.027       2,083
------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                    2004       $10.000      $11.082           0
                                                                    2005       $11.082      $11.534           0
                                                                    2006       $11.534      $13.587           0
                                                                    2007       $13.587      $14.288           0
                                                                    2008       $14.288       $9.393         858
------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                    2005       $10.000      $11.651           0
                                                                    2006       $11.651      $11.697           0
                                                                    2007       $11.697      $12.123           0
                                                                    2008       $12.123       $6.018           0


                               96     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.15



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2004       $10.000      $11.296           0
                                                               2005       $11.296      $12.595           0
                                                               2006       $12.595      $14.450           0
                                                               2007       $14.450      $14.982           0
                                                               2008       $14.982       $8.738      18,728
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2004       $10.000      $11.230           0
                                                               2005       $11.230      $12.044           0
                                                               2006       $12.044      $13.500           0
                                                               2007       $13.500      $13.011           0
                                                               2008       $13.011       $7.884       2,247
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
 Administrative Shares
                                                               2004       $10.000      $10.296           0
                                                               2005       $10.296      $10.583         511
                                                               2006       $10.583      $10.572         574
                                                               2007       $10.572      $10.708         546
                                                               2008       $10.708      $10.218       4,709
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                               2004       $10.000       $9.876           0
                                                               2005        $9.876       $9.922         602
                                                               2006        $9.922      $10.147         635
                                                               2007       $10.147      $10.401         596
                                                               2008       $10.401      $10.396       3,790
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.508           0
                                                               2005       $10.508      $10.487         495
                                                               2006       $10.487      $10.324         477
                                                               2007       $10.324      $11.168         458
                                                               2008       $11.168      $10.148         918
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.197           0
                                                               2005       $10.197      $10.212           0
                                                               2006       $10.212      $10.368           0
                                                               2007       $10.368      $11.022           0
                                                               2008       $11.022      $11.293       6,237
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                               2004       $10.000      $10.739           0
                                                               2005       $10.739      $10.785           0
                                                               2006       $10.785      $11.682           0
                                                               2007       $11.682      $10.911           0
                                                               2008       $10.911       $7.340           0


                               97     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.15



                                                                                       Number
                                                           Accumulation Accumulation  of Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                  2004       $10.000      $11.136           0
                                                  2005       $11.136      $10.393           0
                                                  2006       $10.393      $11.315           0
                                                  2007       $11.315      $11.758           0
                                                  2008       $11.758      $10.620           0
------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                  2004       $10.000      $10.511           0
                                                  2005       $10.511      $11.684           0
                                                  2006       $11.684      $12.722           0
                                                  2007       $12.722      $15.263           0
                                                  2008       $15.263       $8.841         804
------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                  2004       $10.000      $10.403           0
                                                  2005       $10.403      $10.743         348
                                                  2006       $10.743      $11.481         335
                                                  2007       $11.481      $12.623         321
                                                  2008       $12.623       $7.076       2,407
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                  2004       $10.000      $11.014           0
                                                  2005       $11.014      $11.165         764
                                                  2006       $11.165      $12.949         737
                                                  2007       $12.949      $13.040         706
                                                  2008       $13.040       $8.124      18,755
------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                  2004       $10.000       $9.835           0
                                                  2005        $9.835       $9.634           0
                                                  2006        $9.634      $10.233           0
                                                  2007       $10.233      $10.407           0
                                                  2008       $10.407       $8.840       1,179
------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                  2004       $10.000      $12.005           0
                                                  2005       $12.005      $15.491         135
                                                  2006       $15.491      $21.124         130
                                                  2007       $21.124      $28.413         124
                                                  2008       $28.413       $9.781         119
------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                  2004       $10.000      $12.352           0
                                                  2005       $12.352      $18.314           0
                                                  2006       $18.314      $22.288           0
                                                  2007       $22.288      $31.665           0
                                                  2008       $31.665      $16.674         818


                               98     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.15




                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                          2004       $10.000      $11.019           0
                                                          2005       $11.019      $11.969           0
                                                          2006       $11.969      $12.277           0
                                                          2007       $12.277      $14.111           0
                                                          2008       $14.111       $7.333           0
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                          2004       $10.000      $10.103           0
                                                          2005       $10.103      $10.200           0
                                                          2006       $10.200      $10.281           0
                                                          2007       $10.281      $10.753           0
                                                          2008       $10.753      $10.670         267
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2004       $10.000      $10.991           0
                                                          2005       $10.991      $11.789           0
                                                          2006       $11.789      $13.365           0
                                                          2007       $13.365      $13.392           0
                                                          2008       $13.392       $8.874       6,338
--------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                          2004       $10.000      $10.297           0
                                                          2005       $10.297      $11.624           0
                                                          2006       $11.624      $11.796           0
                                                          2007       $11.796      $14.027           0
                                                          2008       $14.027       $6.945         336
--------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                          2004       $10.000      $12.746           0
                                                          2005       $12.746      $14.547         654
                                                          2006       $14.547      $19.578         582
                                                          2007       $19.578      $15.830         630
                                                          2008       $15.830       $9.584      29,447
--------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                          2008       $10.000       $6.762           0



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value--Service Shares Sub-Account and Oppenheimer MidCap/VA--Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity--Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account and Legg Mason Partners Variable Investors--Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio--Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap--Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio--Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors--Class II Sub-Account into the Legg Mason Partners Variable Investors--Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                               99     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.6



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                           2004       $10.000      $10.710      14,119
                                                           2005       $10.710      $11.100      26,910
                                                           2006       $11.100      $12.324      26,039
                                                           2007       $12.324      $12.279      15,073
                                                           2008       $12.279       $5.805       4,867
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                           2004       $10.000      $10.270         209
                                                           2005       $10.270      $10.962         648
                                                           2006       $10.962      $11.429       1,382
                                                           2007       $11.429      $12.551       1,120
                                                           2008       $12.551       $7.078         840
---------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                           2006       $10.000      $10.774      15,396
                                                           2007       $10.774      $11.424      18,197
                                                           2008       $11.424       $7.825      13,767
---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                           2004       $10.000      $10.953       3,434
                                                           2005       $10.953      $11.550       9,987
                                                           2006       $11.550      $12.601      25,207
                                                           2007       $12.601      $13.536      25,250
                                                           2008       $13.536       $9.489      10,026
---------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                           2004       $10.000      $10.070       3,205
                                                           2005       $10.070      $11.059       4,438
                                                           2006       $11.059      $11.405       4,747
                                                           2007       $11.405      $13.411       3,856
                                                           2008       $13.411       $7.079       4,663
---------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                           2004       $10.000      $10.186       4,734
                                                           2005       $10.186      $11.431       5,217
                                                           2006       $11.431      $13.368      10,380
                                                           2007       $13.368      $17.501      11,158
                                                           2008       $17.501       $9.416      23,230
---------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                           2004       $10.000      $10.593      16,990
                                                           2005       $10.593      $11.407      22,184
                                                           2006       $11.407      $12.323      32,839
                                                           2007       $12.323      $15.900      22,247
                                                           2008       $15.900       $6.490      21,572
---------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                           2004       $10.000      $10.184       6,127
                                                           2005       $10.184      $10.390      16,830
                                                           2006       $10.390      $10.942      20,152
                                                           2007       $10.942      $12.387      18,915
                                                           2008       $12.387       $8.657      20,457


                              100     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.6



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                           2004       $10.000      $11.353       13,482
                                                           2005       $11.353      $13.018       50,412
                                                           2006       $13.018      $14.260       98,161
                                                           2007       $14.260      $16.442       98,587
                                                           2008       $16.442       $9.262       69,273
---------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                           2004       $10.000      $10.805       16,904
                                                           2005       $10.805      $11.214       25,309
                                                           2006       $11.214      $13.221       52,728
                                                           2007       $13.221      $13.160       47,153
                                                           2008       $13.160       $7.398       28,570
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                           2004       $10.000       $9.777        2,742
                                                           2005        $9.777      $10.140        6,853
                                                           2006       $10.140      $10.623        8,255
                                                           2007       $10.623      $13.226        7,221
                                                           2008       $13.226       $6.850        5,106
---------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                           2004       $10.000      $10.634        7,868
                                                           2005       $10.634      $10.930       38,047
                                                           2006       $10.930      $12.403       65,217
                                                           2007       $12.403      $12.823       59,035
                                                           2008       $12.823       $7.921       48,787
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                           2004       $10.000      $10.182       21,758
                                                           2005       $10.182      $10.199       49,266
                                                           2006       $10.199      $10.441       73,225
                                                           2007       $10.441      $10.682       66,985
                                                           2008       $10.682      $10.137       32,315
---------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                           2004       $10.000       $9.933       58,803
                                                           2005        $9.933      $10.036       68,484
                                                           2006       $10.036      $10.322      161,389
                                                           2007       $10.322      $10.648      125,834
                                                           2008       $10.648      $10.757      157,527
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                           2004       $10.000      $10.896        3,480
                                                           2005       $10.896      $12.723       16,347
                                                           2006       $12.723      $14.730       67,797
                                                           2007       $14.730      $16.948       84,726
                                                           2008       $16.948       $9.336       62,637


                              101     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.6



                                                                                                                Number
                                                                                    Accumulation Accumulation  of Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                           2004       $10.000      $10.591      20,549
                                                                           2005       $10.591      $11.209      24,673
                                                                           2006       $11.209      $12.166      20,866
                                                                           2007       $12.166      $13.188      19,377
                                                                           2008       $13.188      $10.882      23,268
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                           2004       $10.000      $11.280         282
                                                                           2005       $11.280      $11.781       1,583
                                                                           2006       $11.781      $13.672       5,830
                                                                           2007       $13.672      $15.892       7,627
                                                                           2008       $15.892      $14.940           0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                           2004       $10.000      $11.454          16
                                                                           2005       $11.454      $12.673       5,639
                                                                           2006       $12.673      $13.594      14,144
                                                                           2007       $13.594      $18.257      18,465
                                                                           2008       $18.257       $9.994      10,342
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                           2004       $10.000      $11.266      12,402
                                                                           2005       $11.266      $12.183      48,976
                                                                           2006       $12.183      $13.781      59,842
                                                                           2007       $13.781      $14.517      53,518
                                                                           2008       $14.517      $10.289      34,104
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--
 Service Shares
                                                                           2004       $10.000      $11.302       9,724
                                                                           2005       $11.302      $12.323      16,649
                                                                           2006       $12.323      $13.419      21,808
                                                                           2007       $13.419      $13.998      20,140
                                                                           2008       $13.998       $8.773      14,493
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                           2005       $10.000      $10.947      17,047
                                                                           2006       $10.947      $13.116      20,417
                                                                           2007       $13.116      $12.103      23,686
                                                                           2008       $12.103       $7.624      18,835
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I (1)
                                                                           2007       $10.000       $9.486       4,256
                                                                           2008        $9.486       $5.914       1,123
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--
 Class II
                                                                           2004       $10.000      $10.836      18,080
                                                                           2005       $10.836      $11.030      43,334
                                                                           2006       $11.030      $11.964      67,099
                                                                           2007       $11.964      $11.721      64,359
                                                                           2008       $11.721       $7.963      43,788


                              102     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.6



                                                                                                         Number
                                                                             Accumulation Accumulation  of Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I (2)
                                                                    2007       $10.000       $9.725      16,715
                                                                    2008        $9.725       $6.154      14,358
------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                    2004       $10.000      $10.617       5,239
                                                                    2005       $10.617      $10.651       8,859
                                                                    2006       $10.651      $11.517       9,006
                                                                    2007       $11.517      $11.495       8,010
                                                                    2008       $11.495       $8.061       5,959
------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                    2004       $10.000      $10.437           0
                                                                    2005       $10.437      $10.694      20,459
                                                                    2006       $10.694      $11.281      40,226
                                                                    2007       $11.281      $12.310      35,303
                                                                    2008       $12.310       $7.626      25,945
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                    2004       $10.000      $10.775       1,497
                                                                    2005       $10.775      $11.336       2,187
                                                                    2006       $11.336      $12.558       2,311
                                                                    2007       $12.558      $13.582       2,327
                                                                    2008       $13.582       $8.911       2,892
------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                    2004       $10.000       $9.912           0
                                                                    2005        $9.912      $10.235       1,241
                                                                    2006       $10.235      $11.362       2,619
                                                                    2007       $11.362      $11.419       2,212
                                                                    2008       $11.419       $6.789         512
------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                    2004       $10.000      $10.748      24,820
                                                                    2005       $10.748      $10.841      43,498
                                                                    2006       $10.841      $11.896      48,499
                                                                    2007       $11.896      $12.153      36,646
                                                                    2008       $12.153       $9.279      30,804
------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                    2004       $10.000      $11.139       1,555
                                                                    2005       $11.139      $11.658       7,507
                                                                    2006       $11.658      $13.810      10,015
                                                                    2007       $13.810      $14.605      11,214
                                                                    2008       $14.605       $9.656      15,987
------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                    2005       $10.000      $11.695       2,405
                                                                    2006       $11.695      $11.807      10,770
                                                                    2007       $11.807      $12.306      10,772
                                                                    2008       $12.306       $6.143      10,137


                              103     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.6



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2004       $10.000      $11.354       12,335
                                                               2005       $11.354      $12.730       23,494
                                                               2006       $12.730      $14.688       32,798
                                                               2007       $14.688      $15.315       24,924
                                                               2008       $15.315       $8.982       23,059
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2004       $10.000      $11.287        4,631
                                                               2005       $11.287      $12.174       27,646
                                                               2006       $12.174      $13.721       40,614
                                                               2007       $13.721      $13.299       39,454
                                                               2008       $13.299       $8.105       24,375
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
 Administrative Shares
                                                               2004       $10.000      $10.348        4,619
                                                               2005       $10.348      $10.696       28,950
                                                               2006       $10.696      $10.745       45,056
                                                               2007       $10.745      $10.946       43,735
                                                               2008       $10.946      $10.503       23,896
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                               2004       $10.000       $9.927        4,061
                                                               2005        $9.927      $10.028       17,626
                                                               2006       $10.028      $10.313      110,294
                                                               2007       $10.313      $10.632       72,629
                                                               2008       $10.632      $10.687       73,225
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.562       24,840
                                                               2005       $10.562      $10.599       77,486
                                                               2006       $10.599      $10.493       72,477
                                                               2007       $10.493      $11.416       60,196
                                                               2008       $11.416      $10.432       34,791
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.250       19,456
                                                               2005       $10.250      $10.322       47,858
                                                               2006       $10.322      $10.538       83,160
                                                               2007       $10.538      $11.266       81,848
                                                               2008       $11.266      $11.608       60,359
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                               2004       $10.000      $10.779        3,706
                                                               2005       $10.779      $10.887        5,953
                                                               2006       $10.887      $11.858        5,951
                                                               2007       $11.858      $11.138        5,481
                                                               2008       $11.138       $7.535        3,960


                              104     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.6



                                                                                    Number
                                                        Accumulation Accumulation  of Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                               2004       $10.000      $11.193       12,083
                                               2005       $11.193      $10.505       19,478
                                               2006       $10.505      $11.501       22,405
                                               2007       $11.501      $12.019       16,051
                                               2008       $12.019      $10.859            0
---------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                               2004       $10.000      $10.565          310
                                               2005       $10.565      $11.810          295
                                               2006       $11.810      $12.931        8,282
                                               2007       $12.931      $15.601        6,921
                                               2008       $15.601       $9.088        5,207
---------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                               2004       $10.000      $10.456        6,385
                                               2005       $10.456      $10.858       40,786
                                               2006       $10.858      $11.670       75,772
                                               2007       $11.670      $12.903       81,626
                                               2008       $12.903       $7.274       62,701
---------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                               2004       $10.000      $11.070       26,985
                                               2005       $11.070      $11.285       92,669
                                               2006       $11.285      $13.162      137,043
                                               2007       $13.162      $13.329      129,012
                                               2008       $13.329       $8.351       99,308
---------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                               2004       $10.000       $9.885            0
                                               2005        $9.885       $9.738        1,220
                                               2006        $9.738      $10.401        1,929
                                               2007       $10.401      $10.638        1,607
                                               2008       $10.638       $9.087        2,544
---------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                               2004       $10.000      $12.067        1,588
                                               2005       $12.067      $15.658       12,064
                                               2006       $15.658      $21.471       13,500
                                               2007       $21.471      $29.043       16,859
                                               2008       $29.043      $10.054       11,964
---------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                               2004       $10.000      $12.415       10,175
                                               2005       $12.415      $18.511       27,980
                                               2006       $18.511      $22.654       38,120
                                               2007       $22.654      $32.366       35,969
                                               2008       $32.366      $17.140       19,035


                              105     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.6



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                       2004       $10.000      $11.076         625
                                                       2005       $11.076      $12.098       1,444
                                                       2006       $12.098      $12.478       1,436
                                                       2007       $12.478      $14.424         713
                                                       2008       $14.424       $7.538         715
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                       2004       $10.000      $10.155       1,515
                                                       2005       $10.155      $10.309       3,666
                                                       2006       $10.309      $10.449       6,825
                                                       2007       $10.449      $10.992       5,828
                                                       2008       $10.992      $10.968       4,131
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                       2004       $10.000      $11.047       8,999
                                                       2005       $11.047      $11.915      42,450
                                                       2006       $11.915      $13.585      65,009
                                                       2007       $13.585      $13.689      61,062
                                                       2008       $13.689       $9.122      42,540
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                       2004       $10.000      $10.349      13,593
                                                       2005       $10.349      $11.749      18,729
                                                       2006       $11.749      $11.990      17,724
                                                       2007       $11.990      $14.338       6,708
                                                       2008       $14.338       $7.139       4,442
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                       2004       $10.000      $12.811       8,873
                                                       2005       $12.811      $14.704      41,284
                                                       2006       $14.704      $19.900      69,224
                                                       2007       $19.900      $16.181      49,043
                                                       2008       $16.181       $9.852      38,054
-----------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                       2008       $10.000       $6.951       5,243



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value--Service Shares Sub-Account and Oppenheimer MidCap/VA--Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity--Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account and Legg Mason Partners Variable Investors--Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio--Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap--Class II Sub- Account into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio--Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors--Class II Sub-Account into the Legg Mason Partners Variable Investors--Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              106     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.5



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                            2004       $10.000      $10.621         0
                                                            2005       $10.621      $10.907         0
                                                            2006       $10.907      $12.000         0
                                                            2007       $12.000      $11.845         0
                                                            2008       $11.845       $5.549         0
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                            2004       $10.000      $10.184         0
                                                            2005       $10.184      $10.771         0
                                                            2006       $10.771      $11.127         0
                                                            2007       $11.127      $12.108         0
                                                            2008       $12.108       $6.766         0
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                            2006       $10.000      $10.708         0
                                                            2007       $10.708      $11.250         0
                                                            2008       $11.250       $7.634         0
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                            2004       $10.000      $10.862         0
                                                            2005       $10.862      $11.349         0
                                                            2006       $11.349      $12.269         0
                                                            2007       $12.269      $13.058         0
                                                            2008       $13.058       $9.070         0
----------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                            2004       $10.000       $9.986         0
                                                            2005        $9.986      $10.867         0
                                                            2006       $10.867      $11.104         0
                                                            2007       $11.104      $12.937         0
                                                            2008       $12.937       $6.767         0
----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                            2004       $10.000      $10.101         0
                                                            2005       $10.101      $11.232         0
                                                            2006       $11.232      $13.015         0
                                                            2007       $13.015      $16.883         0
                                                            2008       $16.883       $9.000         0
----------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                            2004       $10.000      $10.505         0
                                                            2005       $10.505      $11.209         0
                                                            2006       $11.209      $11.998         0
                                                            2007       $11.998      $15.338         0
                                                            2008       $15.338       $6.204         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                            2004       $10.000      $10.099         0
                                                            2005       $10.099      $10.209         0
                                                            2006       $10.209      $10.654         0
                                                            2007       $10.654      $11.950         0
                                                            2008       $11.950       $8.274         0


                              107     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.5



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                   2004       $10.000      $11.258         0
                                                                   2005       $11.258      $12.792         0
                                                                   2006       $12.792      $13.885         0
                                                                   2007       $13.885      $15.861         0
                                                                   2008       $15.861       $8.853         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                   2004       $10.000      $10.715         0
                                                                   2005       $10.715      $11.019         0
                                                                   2006       $11.019      $12.872         0
                                                                   2007       $12.872      $12.695         0
                                                                   2008       $12.695       $7.071         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                   2004       $10.000       $9.695         0
                                                                   2005        $9.695       $9.964         0
                                                                   2006        $9.964      $10.343         0
                                                                   2007       $10.343      $12.759         0
                                                                   2008       $12.759       $6.547         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                   2004       $10.000      $10.545         0
                                                                   2005       $10.545      $10.740         0
                                                                   2006       $10.740      $12.076         0
                                                                   2007       $12.076      $12.370         0
                                                                   2008       $12.370       $7.571         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                   2004       $10.000      $10.097         0
                                                                   2005       $10.097      $10.022         0
                                                                   2006       $10.022      $10.166         0
                                                                   2007       $10.166      $10.305         0
                                                                   2008       $10.305       $9.689         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                   2004       $10.000       $9.850         0
                                                                   2005        $9.850       $9.861         0
                                                                   2006        $9.861      $10.049         0
                                                                   2007       $10.049      $10.272         0
                                                                   2008       $10.272      $10.282         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                   2004       $10.000      $10.805         0
                                                                   2005       $10.805      $12.502         0
                                                                   2006       $12.502      $14.342         0
                                                                   2007       $14.342      $16.349         0
                                                                   2008       $16.349       $8.923         0


                              108     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.5



                                                                                                                Number
                                                                                    Accumulation Accumulation  of Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                           2004       $10.000      $10.502         0
                                                                           2005       $10.502      $11.014         0
                                                                           2006       $11.014      $11.846         0
                                                                           2007       $11.846      $12.723         0
                                                                           2008       $12.723      $10.402         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                           2004       $10.000      $11.186         0
                                                                           2005       $11.186      $11.576         0
                                                                           2006       $11.576      $13.312         0
                                                                           2007       $13.312      $15.331         0
                                                                           2008       $15.331      $14.368         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                           2004       $10.000      $11.358         0
                                                                           2005       $11.358      $12.453         0
                                                                           2006       $12.453      $13.236         0
                                                                           2007       $13.236      $17.612         0
                                                                           2008       $17.612       $9.553         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                           2004       $10.000      $11.172         0
                                                                           2005       $11.172      $11.971         0
                                                                           2006       $11.971      $13.418         0
                                                                           2007       $13.418      $14.004         0
                                                                           2008       $14.004       $9.835         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service
 Shares
                                                                           2004       $10.000      $11.208         0
                                                                           2005       $11.208      $12.109         0
                                                                           2006       $12.109      $13.065         0
                                                                           2007       $13.065      $13.504         0
                                                                           2008       $13.504       $8.386         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                           2005       $10.000      $10.880         0
                                                                           2006       $10.880      $12.916         0
                                                                           2007       $12.916      $11.809         0
                                                                           2008       $11.809       $7.371         0
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I (1)
                                                                           2007       $10.000       $9.427         0
                                                                           2008        $9.427       $5.823         0
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--
 Class II
                                                                           2004       $10.000      $10.746         0
                                                                           2005       $10.746      $10.838         0
                                                                           2006       $10.838      $11.649         0
                                                                           2007       $11.649      $11.307         0
                                                                           2008       $11.307       $7.612         0


                              109     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.5



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I (2)
                                                                   2007       $10.000       $9.665         0
                                                                   2008        $9.665       $6.060         0
-----------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                   2004       $10.000      $10.529         0
                                                                   2005       $10.529      $10.466         0
                                                                   2006       $10.466      $11.214         0
                                                                   2007       $11.214      $11.089         0
                                                                   2008       $11.089       $7.705         0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                   2004       $10.000      $10.350         0
                                                                   2005       $10.350      $10.508         0
                                                                   2006       $10.508      $10.983         0
                                                                   2007       $12.000      $11.845         0
                                                                   2008       $11.845       $7.289         0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                   2004       $10.000      $10.685         0
                                                                   2005       $10.685      $11.139         0
                                                                   2006       $11.139      $12.227         0
                                                                   2007       $10.983      $11.876         0
                                                                   2008       $11.876       $8.518         0
-----------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                   2004       $10.000       $9.830         0
                                                                   2005        $9.830      $10.057         0
                                                                   2006       $10.057      $11.063         0
                                                                   2007       $11.063      $11.016         0
                                                                   2008       $11.016       $6.489         0
-----------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                   2004       $10.000      $10.659         0
                                                                   2005       $10.659      $10.652         0
                                                                   2006       $10.652      $11.582         0
                                                                   2007       $11.582      $11.723         0
                                                                   2008       $11.723       $8.870         0
-----------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                   2004       $10.000      $11.046         0
                                                                   2005       $11.046      $11.455         0
                                                                   2006       $11.455      $13.447         0
                                                                   2007       $13.447      $14.090         0
                                                                   2008       $14.090       $9.229         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                   2005       $10.000      $11.623         0
                                                                   2006       $11.623      $11.627         0
                                                                   2007       $11.627      $12.007         0
                                                                   2008       $12.007       $5.939         0


                              110     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.5



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2004       $10.000      $11.259         0
                                                               2005       $11.259      $12.509         0
                                                               2006       $12.509      $14.301         0
                                                               2007       $14.301      $14.774         0
                                                               2008       $14.774       $8.586         0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2004       $10.000      $11.193         0
                                                               2005       $11.193      $11.962         0
                                                               2006       $11.962      $13.360         0
                                                               2007       $13.360      $12.830         0
                                                               2008       $12.830       $7.747         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
 Administrative Shares
                                                               2004       $10.000      $10.262         0
                                                               2005       $10.262      $10.511         0
                                                               2006       $10.511      $10.462         0
                                                               2007       $10.462      $10.559         0
                                                               2008       $10.559      $10.039         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                               2004       $10.000       $9.844         0
                                                               2005        $9.844       $9.854         0
                                                               2006        $9.854      $10.042         0
                                                               2007       $10.042      $10.257         0
                                                               2008       $10.257      $10.215         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.474         0
                                                               2005       $10.474      $10.415         0
                                                               2006       $10.415      $10.217         0
                                                               2007       $10.217      $11.013         0
                                                               2008       $11.013       $9.971         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.164         0
                                                               2005       $10.164      $10.142         0
                                                               2006       $10.142      $10.260         0
                                                               2007       $10.260      $10.868         0
                                                               2008       $10.868      $11.096         0
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                               2004       $10.000      $10.713         0
                                                               2005       $10.713      $10.721         0
                                                               2006       $10.721      $11.571         0
                                                               2007       $11.571      $10.768         0
                                                               2008       $10.768       $7.218         0


                              111     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.5



                                                                                       Number
                                                           Accumulation Accumulation  of Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                  2004       $10.000      $11.099         0
                                                  2005       $11.099      $10.322         0
                                                  2006       $10.322      $11.198         0
                                                  2007       $11.198      $11.595         0
                                                  2008       $11.595      $10.470         0
------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                  2004       $10.000      $10.477         0
                                                  2005       $10.477      $11.604         0
                                                  2006       $11.604      $12.590         0
                                                  2007       $12.590      $15.050         0
                                                  2008       $15.050       $8.687         0
------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                  2004       $10.000      $10.369         0
                                                  2005       $10.369      $10.670         0
                                                  2006       $10.670      $11.362         0
                                                  2007       $11.362      $12.447         0
                                                  2008       $12.447       $6.953         0
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                  2004       $10.000      $10.978         0
                                                  2005       $10.978      $11.089         0
                                                  2006       $11.089      $12.815         0
                                                  2007       $12.815      $12.858         0
                                                  2008       $12.858       $7.982         0
------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                  2004       $10.000       $9.803         0
                                                  2005        $9.803       $9.568         0
                                                  2006        $9.568      $10.127         0
                                                  2007       $10.127      $10.262         0
                                                  2008       $10.262       $8.686         0
------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                  2004       $10.000      $11.966         0
                                                  2005       $11.966      $15.386         0
                                                  2006       $15.386      $20.905         0
                                                  2007       $20.905      $28.017         0
                                                  2008       $28.017       $9.610         0
------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                  2004       $10.000      $12.311         0
                                                  2005       $12.311      $18.189         0
                                                  2006       $18.189      $22.057         0
                                                  2007       $22.057      $31.224         0
                                                  2008       $31.224      $16.383         0


                              112     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.5



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                          2004       $10.000      $10.984         0
                                                          2005       $10.984      $11.888         0
                                                          2006       $11.888      $12.149         0
                                                          2007       $12.149      $13.914         0
                                                          2008       $13.914       $7.205         0
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                          2004       $10.000      $10.070         0
                                                          2005       $10.070      $10.130         0
                                                          2006       $10.130      $10.174         0
                                                          2007       $10.174      $10.603         0
                                                          2008       $10.603      $10.484         0
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2004       $10.000      $10.955         0
                                                          2005       $10.955      $11.708         0
                                                          2006       $11.708      $13.227         0
                                                          2007       $13.227      $13.206         0
                                                          2008       $13.206       $8.719         0
--------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                          2004       $10.000      $10.263         0
                                                          2005       $10.263      $11.545         0
                                                          2006       $11.545      $11.674         0
                                                          2007       $11.674      $13.832         0
                                                          2008       $13.832       $6.824         0
--------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                          2004       $10.000      $12.705         0
                                                          2005       $12.705      $14.448         0
                                                          2006       $14.448      $19.375         0
                                                          2007       $19.375      $15.610         0
                                                          2008       $15.610       $9.417         0
--------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                          2008       $10.000       $6.644         0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value--Service Shares Sub-Account and Oppenheimer MidCap/VA--Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity--Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account and Legg Mason Partners Variable Investors--Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio--Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap--Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio--Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors--Class II Sub-Account into the Legg Mason Partners Variable Investors--Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              113     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.45



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                            2004       $10.000      $10.725      168,023
                                                            2005       $10.725      $11.133      344,954
                                                            2006       $11.133      $12.379      418,263
                                                            2007       $12.379      $12.352      293,495
                                                            2008       $12.352       $5.849      426,442
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                            2004       $10.000      $10.284       25,081
                                                            2005       $10.284      $10.994       74,461
                                                            2006       $10.994      $11.479      125,960
                                                            2007       $11.479      $12.626      110,380
                                                            2008       $12.626       $7.132      125,423
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                            2006       $10.000      $10.785      274,689
                                                            2007       $10.785      $11.454      276,101
                                                            2008       $11.454       $7.857      288,185
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                            2004       $10.000      $10.968      184,194
                                                            2005       $10.968      $11.584      295,988
                                                            2006       $11.584      $12.657      442,279
                                                            2007       $12.657      $13.617      404,724
                                                            2008       $13.617       $9.561      420,218
----------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                            2004       $10.000      $10.084      162,285
                                                            2005       $10.084      $11.091      310,193
                                                            2006       $11.091      $11.455      291,942
                                                            2007       $11.455      $13.491      242,972
                                                            2008       $13.491       $7.133      252,657
----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                            2004       $10.000      $10.200       27,034
                                                            2005       $10.200      $11.464       85,491
                                                            2006       $11.464      $13.427      127,011
                                                            2007       $13.427      $17.606      140,144
                                                            2008       $17.606       $9.487      131,667
----------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                            2004       $10.000      $10.608      133,976
                                                            2005       $10.608      $11.441      327,548
                                                            2006       $11.441      $12.377      436,382
                                                            2007       $12.377      $15.995      397,229
                                                            2008       $15.995       $6.539      448,194
----------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                            2004       $10.000      $10.198       99,090
                                                            2005       $10.198      $10.420      153,559
                                                            2006       $10.420      $10.991      196,893
                                                            2007       $10.991      $12.461      181,005
                                                            2008       $12.461       $8.722      200,576


                              114     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.45



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                   2004       $10.000      $11.368       162,203
                                                                   2005       $11.368      $13.056       636,774
                                                                   2006       $13.056      $14.324     1,038,503
                                                                   2007       $14.324      $16.540       915,580
                                                                   2008       $16.540       $9.332     1,036,462
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                   2004       $10.000      $10.820       264,960
                                                                   2005       $10.820      $11.246       642,154
                                                                   2006       $11.246      $13.279       914,542
                                                                   2007       $13.279      $13.239       882,993
                                                                   2008       $13.239       $7.453       958,622
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                   2004       $10.000       $9.971        95,874
                                                                   2005        $9.791      $10.170       162,979
                                                                   2006       $10.170      $10.671       179,143
                                                                   2007       $10.671      $13.305       176,462
                                                                   2008       $13.305       $6.902       239,711
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                   2004       $10.000      $10.648       357,590
                                                                   2005       $10.648      $10.961     1,013,570
                                                                   2006       $10.961      $12.458     1,364,532
                                                                   2007       $12.458      $12.899     1,221,783
                                                                   2008       $12.899       $7.980     1,372,538
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                   2004       $10.000      $10.196       362,442
                                                                   2005       $10.196      $10.229       877,078
                                                                   2006       $10.229      $10.487     1,278,546
                                                                   2007       $10.487      $10.746     1,490,496
                                                                   2008       $10.746      $10.213     1,404,977
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                   2004       $10.000       $9.947       499,789
                                                                   2005        $9.947      $10.065     1,298,309
                                                                   2006       $10.065      $10.367     1,929,547
                                                                   2007       $10.367      $10.712     1,860,555
                                                                   2008       $10.712      $10.838     2,312,870
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                   2004       $10.000      $10.911       112,867
                                                                   2005       $10.911      $12.760       307,437
                                                                   2006       $12.760      $14.796       827,908
                                                                   2007       $14.796      $17.049       807,662
                                                                   2008       $17.049       $9.406       916,161


                              115     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.45



                                                                                                                 Number
                                                                                     Accumulation Accumulation  of Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                            2004       $10.000      $10.605       110,575
                                                                            2005       $10.605      $11.241       317,819
                                                                            2006       $11.241      $12.220       474,671
                                                                            2007       $12.220      $13.267       419,411
                                                                            2008       $13.267      $10.964       387,556
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                            2004       $10.000      $11.296        17,349
                                                                            2005       $11.296      $11.815        78,760
                                                                            2006       $11.815      $13.733       125,898
                                                                            2007       $13.733      $15.987       130,612
                                                                            2008       $15.987      $15.037             0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                            2004       $10.000      $11.470        29,307
                                                                            2005       $11.470      $12.710       109,414
                                                                            2006       $12.710      $13.654       160,923
                                                                            2007       $13.654      $18.366       194,043
                                                                            2008       $18.366      $10.069       230,987
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                            2004       $10.000      $11.282       130,218
                                                                            2005       $11.282      $12.219       435,715
                                                                            2006       $12.219      $13.842       636,948
                                                                            2007       $13.842      $14.604       603,783
                                                                            2008       $14.604      $10.366       628,536
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--
 Service Shares
                                                                            2004       $10.000      $11.318        47,209
                                                                            2005       $11.318      $12.359       136,370
                                                                            2006       $12.359      $13.478       168,301
                                                                            2007       $13.478      $14.082       157,185
                                                                            2008       $14.082       $8.839       156,723
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                            2005       $10.000      $10.959        52,116
                                                                            2006       $10.959      $13.149       208,907
                                                                            2007       $13.149      $12.153       204,185
                                                                            2008       $12.153       $7.667       200,043
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I (1)
                                                                            2007       $10.000       $9.496        77,930
                                                                            2008        $9.496       $5.929        78,084
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--
 Class II
                                                                            2004       $10.000      $10.851       233,161
                                                                            2005       $10.851      $11.062       729,975
                                                                            2006       $11.062      $12.018     1,048,615
                                                                            2007       $12.018      $11.791     1,007,552
                                                                            2008       $11.791       $8.023       988,849


                              116     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.45



                                                                                                         Number
                                                                             Accumulation Accumulation  of Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I (2)
                                                                    2007       $10.000       $9.735      115,189
                                                                    2008        $9.735       $6.170       84,142
------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                    2004       $10.000      $10.632      173,571
                                                                    2005       $10.632      $10.682      363,031
                                                                    2006       $10.682      $11.568      409,143
                                                                    2007       $11.568      $11.563      406,241
                                                                    2008       $11.563       $8.121      391,449
------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                    2004       $10.000      $10.452       27,908
                                                                    2005       $10.452      $10.725      288,901
                                                                    2006       $10.725      $11.331      530,447
                                                                    2007       $11.331      $12.384      487,942
                                                                    2008       $12.384       $7.683      536,714
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                    2004       $10.000      $10.790       31,444
                                                                    2005       $10.790      $11.369       69,837
                                                                    2006       $11.369      $12.614       75,414
                                                                    2007       $12.614      $13.663       71,252
                                                                    2008       $13.663       $8.978       89,673
------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                    2004       $10.000       $9.926       79,708
                                                                    2005        $9.926      $10.265      115,243
                                                                    2006       $10.265      $11.413      143,917
                                                                    2007       $11.413      $11.488      133,227
                                                                    2008       $11.488       $6.840      145,739
------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                    2004       $10.000      $10.763      270,271
                                                                    2005       $10.763      $10.872      649,848
                                                                    2006       $10.872      $11.948      786,417
                                                                    2007       $11.948      $12.225      733,113
                                                                    2008       $12.225       $9.349      623,702
------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                    2004       $10.000      $11.154       52,533
                                                                    2005       $11.154      $11.692      155,911
                                                                    2006       $11.692      $13.872      185,240
                                                                    2007       $13.872      $14.693      178,813
                                                                    2008       $14.693       $9.728      218,888
------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                    2005       $10.000      $11.707       31,034
                                                                    2006       $11.707      $11.837       86,941
                                                                    2007       $11.837      $12.356       79,497
                                                                    2008       $12.356       $6.178       88,007


                              117     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.45



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2004       $10.000      $11.369       135,685
                                                               2005       $11.369      $12.767       311,510
                                                               2006       $12.767      $14.753       416,951
                                                               2007       $14.753      $15.406       390,850
                                                               2008       $15.406       $9.050       394,574
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2004       $10.000      $11.303       148,467
                                                               2005       $11.303      $12.209       444,920
                                                               2006       $12.209      $13.782       658,435
                                                               2007       $13.782      $13.379       616,978
                                                               2008       $13.379       $8.165       662,016
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
 Administrative Shares
                                                               2004       $10.000      $10.363        72,884
                                                               2005       $10.363      $10.728       336,138
                                                               2006       $10.728      $10.793       524,188
                                                               2007       $10.793      $11.011       473,852
                                                               2008       $11.011      $10.582       431,280
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                               2004       $10.000       $9.941       306,156
                                                               2005        $9.941      $10.057       529,839
                                                               2006       $10.057      $10.359       727,162
                                                               2007       $10.359      $10.696       706,907
                                                               2008       $10.696      $10.767       859,497
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.577       266,929
                                                               2005       $10.577      $10.630       855,244
                                                               2006       $10.630      $10.540     1,126,346
                                                               2007       $10.540      $11.484     1,038,569
                                                               2008       $11.484      $10.510     1,164,877
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.264       326,918
                                                               2005       $10.264      $10.352       781,636
                                                               2006       $10.352      $10.585     1,399,499
                                                               2007       $10.585      $11.333     1,362,786
                                                               2008       $11.333      $11.695     1,498,179
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                               2004       $10.000      $10.790        49,506
                                                               2005       $10.790      $10.914        88,648
                                                               2006       $10.914      $11.906       102,842
                                                               2007       $11.906      $11.200       100,376
                                                               2008       $11.200       $7.589        91,560


                              118     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.45



                                                                                       Number
                                                           Accumulation Accumulation  of Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                  2004       $10.000      $11.208        99,659
                                                  2005       $11.208      $10.535       156,525
                                                  2006       $10.535      $11.552       181,544
                                                  2007       $11.552      $12.091       133,825
                                                  2008       $12.091      $10.924             0
------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                  2004       $10.000      $10.579         9,293
                                                  2005       $10.579      $11.844        42,301
                                                  2006       $11.844      $12.989        96,320
                                                  2007       $12.989      $15.694       104,063
                                                  2008       $15.694       $9.157       117,641
------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                  2004       $10.000      $10.470       118,706
                                                  2005       $10.470      $10.890       568,834
                                                  2006       $10.890      $11.722     1,046,476
                                                  2007       $11.722      $12.980       921,017
                                                  2008       $12.980       $7.329     1,076,189
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                  2004       $10.000      $11.086       386,880
                                                  2005       $11.086      $11.318     1,352,680
                                                  2006       $11.318      $13.221     1,710,177
                                                  2007       $13.221      $13.409     1,570,162
                                                  2008       $13.409       $8.413     1,608,523
------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                  2004       $10.000       $9.899        17,544
                                                  2005        $9.899       $9.766        49,850
                                                  2006        $9.766      $10.447        69,904
                                                  2007       $10.447      $10.701        67,655
                                                  2008       $10.701       $9.156        83,819
------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                  2004       $10.000      $12.083        16,416
                                                  2005       $12.083      $15.703       107,894
                                                  2006       $15.703      $21.566       197,437
                                                  2007       $21.566      $29.216       217,317
                                                  2008       $29.216      $10.130       178,770
------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                  2004       $10.000      $12.432        30,408
                                                  2005       $12.432      $18.565       144,710
                                                  2006       $18.565      $22.754       196,815
                                                  2007       $22.754      $32.560       208,194
                                                  2008       $32.560      $17.269       189,943


                              119     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                          Mortality & Expense = 1.45



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                          2004       $10.000      $11.091       21,341
                                                          2005       $11.091      $12.133       28,367
                                                          2006       $12.133      $12.534       38,306
                                                          2007       $12.534      $14.510       38,611
                                                          2008       $14.510       $7.594       49,182
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                          2004       $10.000      $10.169      196,904
                                                          2005       $10.169      $10.339      330,133
                                                          2006       $10.339      $10.496      394,113
                                                          2007       $10.496      $11.057      382,399
                                                          2008       $11.057      $11.051      541,227
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2004       $10.000      $11.063      187,532
                                                          2005       $11.063      $11.950      597,525
                                                          2006       $11.950      $13.645      965,056
                                                          2007       $13.645      $13.771      913,686
                                                          2008       $13.771       $9.191      900,825
--------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                          2004       $10.000      $10.364       43,290
                                                          2005       $10.364      $11.783      100,577
                                                          2006       $11.783      $12.043      118,076
                                                          2007       $12.043      $14.424      101,174
                                                          2008       $14.424       $7.193      110,041
--------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                          2004       $10.000      $12.829      290,164
                                                          2005       $12.829      $14.747      680,199
                                                          2006       $14.747      $19.988      844,038
                                                          2007       $19.988      $16.278      713,922
                                                          2008       $16.278       $9.926      725,507
--------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                          2008       $10.000       $7.003      153,801



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value--Service Shares Sub-Account and Oppenheimer MidCap/VA--Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity--Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account and Legg Mason Partners Variable Investors--Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio--Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap--Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio--Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors--Class II Sub-Account into the Legg Mason Partners Variable Investors--Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              120     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.35



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                           2004       $10.000      $10.636           0
                                                           2005       $10.636      $10.939           0
                                                           2006       $10.939      $12.053           0
                                                           2007       $12.053      $11.917           0
                                                           2008       $11.917       $5.591           0
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                           2004       $10.000      $10.198           0
                                                           2005       $10.198      $10.803           0
                                                           2006       $10.803      $11.177           0
                                                           2007       $11.177      $12.181           0
                                                           2008       $12.181       $6.817           0
---------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                           2006       $10.000      $10.719           0
                                                           2007       $10.719      $11.279           0
                                                           2008       $11.279       $7.666           0
---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                           2004       $10.000      $10.877           0
                                                           2005       $10.877      $11.383           0
                                                           2006       $11.383      $12.324           0
                                                           2007       $12.324      $13.137           0
                                                           2008       $13.137       $9.139           0
---------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                           2004       $10.000      $10.000           0
                                                           2005       $10.000      $10.899           0
                                                           2006       $10.899      $11.154           0
                                                           2007       $11.154      $13.015           0
                                                           2008       $13.015       $6.818         626
---------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                           2004       $10.000      $10.115           0
                                                           2005       $10.115      $11.265           0
                                                           2006       $11.265      $13.074           0
                                                           2007       $13.074      $16.985           0
                                                           2008       $16.985       $9.069           0
---------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                           2004       $10.000      $10.520           0
                                                           2005       $10.520      $11.242           0
                                                           2006       $11.242      $12.051           0
                                                           2007       $12.051      $15.431           0
                                                           2008       $15.431       $6.251           0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                           2004       $10.000      $10.113           0
                                                           2005       $10.113      $10.239           0
                                                           2006       $10.239      $10.702           0
                                                           2007       $10.702      $12.022           0
                                                           2008       $12.022       $8.337       1,129


                              121     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.35



                                                                                                Number
                                                                    Accumulation Accumulation  of Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                           2004       $10.000      $11.274           0
                                                           2005       $11.274      $12.829           0
                                                           2006       $12.829      $13.947           0
                                                           2007       $13.947      $15.957           0
                                                           2008       $15.957       $8.920           0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                           2004       $10.000      $10.730           0
                                                           2005       $10.730      $11.051           0
                                                           2006       $11.051      $12.930           0
                                                           2007       $12.930      $12.772           0
                                                           2008       $12.772       $7.125       1,122
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                           2004       $10.000       $9.709           0
                                                           2005        $9.709       $9.993           0
                                                           2006        $9.993      $10.390           0
                                                           2007       $10.390      $12.836           0
                                                           2008       $12.836       $6.597           0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                           2004       $10.000      $10.560           0
                                                           2005       $10.560      $10.771           0
                                                           2006       $10.771      $12.130           0
                                                           2007       $12.130      $12.444           0
                                                           2008       $12.444       $7.628           0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                           2004       $10.000      $10.112           0
                                                           2005       $10.112      $10.051           0
                                                           2006       $10.051      $10.211           0
                                                           2007       $10.211      $10.367           0
                                                           2008       $10.367       $9.763           0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                           2004       $10.000       $9.864           0
                                                           2005        $9.864       $9.890           0
                                                           2006        $9.890      $10.095           0
                                                           2007       $10.095      $10.334           0
                                                           2008       $10.334      $10.360         408
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                           2004       $10.000      $10.820           0
                                                           2005       $10.820      $12.539           0
                                                           2006       $12.539      $14.406           0
                                                           2007       $14.406      $16.448           0
                                                           2008       $16.448       $8.991         925


                              122     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.35



                                                                                                                Number
                                                                                    Accumulation Accumulation  of Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                           2004       $10.000      $10.517         0
                                                                           2005       $10.517      $11.046         0
                                                                           2006       $11.046      $11.899         0
                                                                           2007       $11.899      $12.799         0
                                                                           2008       $12.799      $10.481         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                           2004       $10.000      $11.202         0
                                                                           2005       $11.202      $11.610         0
                                                                           2006       $11.610      $13.372         0
                                                                           2007       $13.372      $15.423         0
                                                                           2008       $15.423      $14.462         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                           2004       $10.000      $11.374         0
                                                                           2005       $11.374      $12.490         0
                                                                           2006       $12.490      $13.295         0
                                                                           2007       $13.295      $17.719         0
                                                                           2008       $17.719       $9.625         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                           2004       $10.000      $11.188         0
                                                                           2005       $11.188      $12.007         0
                                                                           2006       $12.007      $13.478         0
                                                                           2007       $13.478      $14.089         0
                                                                           2008       $14.089       $9.909         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--
 Service Shares
                                                                           2004       $10.000      $11.224         0
                                                                           2005       $11.224      $12.144         0
                                                                           2006       $12.144      $13.124         0
                                                                           2007       $13.124      $13.585         0
                                                                           2008       $13.585       $8.449         0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                           2005       $10.000      $10.891         0
                                                                           2006       $10.891      $12.949         0
                                                                           2007       $12.949      $11.858         0
                                                                           2008       $11.858       $7.412         0
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I (1)
                                                                           2007       $10.000       $9.436         0
                                                                           2008        $9.436       $5.838         0
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--
 Class II
                                                                           2004       $10.000      $10.761         0
                                                                           2005       $10.761      $10.870         0
                                                                           2006       $10.870      $11.701         0
                                                                           2007       $11.701      $11.376         0
                                                                           2008       $11.376       $7.669         0


                              123     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.35



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I (2)
                                                                   2007       $10.000       $9.675           0
                                                                   2008        $9.675       $6.075           0
-----------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                   2004       $10.000      $10.544           0
                                                                   2005       $10.544      $10.497           0
                                                                   2006       $10.497      $11.264           0
                                                                   2007       $11.264      $11.156           0
                                                                   2008       $11.156       $7.763           0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                   2004       $10.000      $10.365           0
                                                                   2005       $10.365      $10.539           0
                                                                   2006       $10.539      $11.033           0
                                                                   2007       $12.053      $11.917           0
                                                                   2008       $11.917       $7.344           0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                   2004       $10.000      $10.700           0
                                                                   2005       $10.700      $11.172           0
                                                                   2006       $11.172      $12.282           0
                                                                   2007       $11.033      $11.947           0
                                                                   2008       $11.947       $8.582           0
-----------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                   2004       $10.000       $9.844           0
                                                                   2005        $9.844      $10.086           0
                                                                   2006       $10.086      $11.112           0
                                                                   2007       $11.112      $11.082           0
                                                                   2008       $11.082       $6.538           0
-----------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                   2004       $10.000      $10.674           0
                                                                   2005       $10.674      $10.684           0
                                                                   2006       $10.684      $11.634           0
                                                                   2007       $11.634      $11.794           0
                                                                   2008       $11.794       $8.937       2,314
-----------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                   2004       $10.000      $11.061           0
                                                                   2005       $11.061      $11.489           0
                                                                   2006       $11.489      $13.507           0
                                                                   2007       $13.507      $14.175           0
                                                                   2008       $14.175       $9.299           0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                   2005       $10.000      $11.635           0
                                                                   2006       $11.635      $11.657           0
                                                                   2007       $11.657      $12.056           0
                                                                   2008       $12.056       $5.973           0


                              124     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.35



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2004       $10.000      $11.275           0
                                                               2005       $11.275      $12.546           0
                                                               2006       $12.546      $14.365           0
                                                               2007       $14.365      $14.863           0
                                                               2008       $14.863       $8.651           0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2004       $10.000      $11.209           0
                                                               2005       $11.209      $11.997           0
                                                               2006       $11.997      $13.420           0
                                                               2007       $13.420      $12.907           0
                                                               2008       $12.907       $7.805           0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
 Administrative Shares
                                                               2004       $10.000      $10.276           0
                                                               2005       $10.276      $10.541           0
                                                               2006       $10.541      $10.509           0
                                                               2007       $10.509      $10.623           0
                                                               2008       $10.623      $10.116           0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                               2004       $10.000       $9.858           0
                                                               2005        $9.858       $9.883           0
                                                               2006        $9.883      $10.087           0
                                                               2007       $10.087      $10.318           0
                                                               2008       $10.318      $10.292           0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.489           0
                                                               2005       $10.489      $10.446           0
                                                               2006       $10.446      $10.263           0
                                                               2007       $10.263      $11.079           0
                                                               2008       $11.079      $10.047           0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.178           0
                                                               2005       $10.178      $10.172           0
                                                               2006       $10.172      $10.306           0
                                                               2007       $10.306      $10.934           0
                                                               2008       $10.934      $11.180       1,432
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                               2004       $10.000      $10.724           0
                                                               2005       $10.724      $10.749           0
                                                               2006       $10.749      $11.618           0
                                                               2007       $11.618      $10.829           0
                                                               2008       $10.829       $7.270           0


                              125     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.35



                                                                                    Number
                                                        Accumulation Accumulation  of Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                               2004       $10.000      $11.115           0
                                               2005       $11.115      $10.352           0
                                               2006       $10.352      $11.248           0
                                               2007       $11.248      $11.665           0
                                               2008       $11.665      $10.534           0
---------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                               2004       $10.000      $10.491           0
                                               2005       $10.491      $11.638           0
                                               2006       $11.638      $12.647           0
                                               2007       $12.647      $15.141           0
                                               2008       $15.141       $8.753           0
---------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                               2004       $10.000      $10.383           0
                                               2005       $10.383      $10.701           0
                                               2006       $10.701      $11.413           0
                                               2007       $11.413      $12.523           0
                                               2008       $12.523       $7.005           0
---------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                               2004       $10.000      $10.993           0
                                               2005       $10.993      $11.121           0
                                               2006       $11.121      $12.873           0
                                               2007       $12.873      $12.936           0
                                               2008       $12.936       $8.042       1,333
---------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                               2004       $10.000       $9.817           0
                                               2005        $9.817       $9.596           0
                                               2006        $9.596      $10.172           0
                                               2007       $10.172      $10.324           0
                                               2008       $10.324       $8.752           0
---------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                               2004       $10.000      $11.983           0
                                               2005       $11.983      $15.431           0
                                               2006       $15.431      $20.999           0
                                               2007       $20.999      $28.186           0
                                               2008       $28.186       $9.683           0
---------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                               2004       $10.000      $12.329           0
                                               2005       $12.329      $18.243           0
                                               2006       $18.243      $22.156           0
                                               2007       $22.156      $31.412           0
                                               2008       $31.412      $16.508           0


                              126     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                          Mortality & Expense = 2.35



                                                                                            Number
                                                                Accumulation Accumulation  of Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                       2004       $10.000      $10.999         0
                                                       2005       $10.999      $11.923         0
                                                       2006       $11.923      $12.204         0
                                                       2007       $12.204      $13.998         0
                                                       2008       $13.998       $7.259         0
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                       2004       $10.000      $10.084         0
                                                       2005       $10.084      $10.160         0
                                                       2006       $10.160      $10.220         0
                                                       2007       $10.220      $10.667         0
                                                       2008       $10.667      $10.563         0
-----------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                       2004       $10.000      $10.971         0
                                                       2005       $10.971      $11.743         0
                                                       2006       $11.743      $13.286         0
                                                       2007       $13.286      $13.286         0
                                                       2008       $13.286       $8.785         0
-----------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                       2004       $10.000      $10.278         0
                                                       2005       $10.278      $11.579         0
                                                       2006       $11.579      $11.726         0
                                                       2007       $11.726      $13.915         0
                                                       2008       $13.915       $6.875         0
-----------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                       2004       $10.000      $12.722         0
                                                       2005       $12.722      $14.491         0
                                                       2006       $14.491      $19.462         0
                                                       2007       $19.462      $15.704         0
                                                       2008       $15.704       $9.488         0
-----------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                       2008       $10.000       $6.694         0



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value--Service Shares Sub-Account and Oppenheimer MidCap/VA--Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity--Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account and Legg Mason Partners Variable Investors--Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio--Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap--Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio--Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors--Class II Sub-Account into the Legg Mason Partners Variable Investors--Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              127     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.7



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                            2004       $10.000      $10.701      11,482
                                                            2005       $10.701      $11.079      24,729
                                                            2006       $11.079      $12.288       8,519
                                                            2007       $12.288      $12.230      26,372
                                                            2008       $12.230       $5.776      28,022
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                            2004       $10.000      $10.260      15,284
                                                            2005       $10.260      $10.940      18,497
                                                            2006       $10.940      $11.395       4,420
                                                            2007       $11.395      $12.501       9,752
                                                            2008       $12.501       $7.043      14,356
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                            2006       $10.000      $10.767       3,608
                                                            2007       $10.767      $11.405      16,749
                                                            2008       $11.405       $7.804      23,452
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                            2004       $10.000      $10.943       2,665
                                                            2005       $10.943      $11.528       3,174
                                                            2006       $11.528      $12.564      10,458
                                                            2007       $12.564      $13.482      12,802
                                                            2008       $13.482       $9.442      35,385
----------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                            2004       $10.000      $10.061      13,364
                                                            2005       $10.061      $11.038      13,863
                                                            2006       $11.038      $11.371      10,863
                                                            2007       $11.371      $13.357      10,486
                                                            2008       $13.357       $7.044      20,165
----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                            2004       $10.000      $10.177       2,386
                                                            2005       $10.177      $11.409      39,056
                                                            2006       $11.409      $13.328       4,489
                                                            2007       $13.328      $17.432      18,890
                                                            2008       $17.432       $9.369      12,250
----------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                            2004       $10.000      $10.584      27,739
                                                            2005       $10.584      $11.385      54,020
                                                            2006       $11.385      $12.286       5,659
                                                            2007       $12.286      $15.837      32,351
                                                            2008       $15.837       $6.458      30,915
----------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                            2004       $10.000      $10.174      20,705
                                                            2005       $10.174      $10.369      26,325
                                                            2006       $10.369      $10.910      19,985
                                                            2007       $10.910      $12.338      10,303
                                                            2008       $12.338       $8.614      15,530


                              128     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.7



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                   2004       $10.000      $11.342       45,341
                                                                   2005       $11.342      $12.993      144,919
                                                                   2006       $12.993      $14.218       32,667
                                                                   2007       $14.218      $16.377       80,603
                                                                   2008       $16.377       $9.216      102,855
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                   2004       $10.000      $10.795       46,651
                                                                   2005       $10.795      $11.192       93,792
                                                                   2006       $11.192      $13.182       19,478
                                                                   2007       $13.182      $13.108       98,411
                                                                   2008       $13.108       $7.361      102,049
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                   2004       $10.000       $9.768       28,770
                                                                   2005        $9.768      $10.120       55,605
                                                                   2006       $10.120      $10.592       11,849
                                                                   2007       $10.592      $13.173       75,363
                                                                   2008       $13.173       $6.816       71,379
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                   2004       $10.000      $10.624      125,438
                                                                   2005       $10.624      $10.908      263,983
                                                                   2006       $10.908      $12.366       43,696
                                                                   2007       $12.366      $12.772      211,816
                                                                   2008       $12.772       $7.881      225,131
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                   2004       $10.000      $10.173       48,708
                                                                   2005       $10.173      $10.180      101,437
                                                                   2006       $10.180      $10.410       31,813
                                                                   2007       $10.410      $10.639       90,643
                                                                   2008       $10.639      $10.086      138,607
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                   2004       $10.000       $9.924      168,709
                                                                   2005        $9.924      $10.016      228,196
                                                                   2006       $10.016      $10.291       33,135
                                                                   2007       $10.291      $10.606      258,815
                                                                   2008       $10.606      $10.703      280,115
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                   2004       $10.000      $10.886       28,247
                                                                   2005       $10.886      $12.698       49,873
                                                                   2006       $12.698      $14.687       16,491
                                                                   2007       $14.687      $16.880       84,356
                                                                   2008       $16.880       $9.289       71,734


                              129     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.7



                                                                                                                Number
                                                                                    Accumulation Accumulation  of Units
                                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                                          Ending    at Beginning    at End      at End
Sub Accounts                                                           December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                           2004       $10.000      $10.581      10,013
                                                                           2005       $10.581      $11.187      17,505
                                                                           2006       $11.187      $12.130       1,999
                                                                           2007       $12.130      $13.136      14,877
                                                                           2008       $13.136      $10.828      22,471
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                           2004       $10.000      $11.270      27,022
                                                                           2005       $11.270      $11.758       6,336
                                                                           2006       $11.758      $13.632       2,516
                                                                           2007       $13.632      $15.829       6,797
                                                                           2008       $15.829      $14.875           0
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                           2004       $10.000      $11.443       1,269
                                                                           2005       $11.443      $12.649      11,195
                                                                           2006       $12.649      $13.554       2,354
                                                                           2007       $13.554      $18.185      13,531
                                                                           2008       $18.185       $9.944      14,716
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                           2004       $10.000      $11.256      11,610
                                                                           2005       $11.256      $12.159      21,644
                                                                           2006       $12.159      $13.740      10,246
                                                                           2007       $13.740      $14.459      34,280
                                                                           2008       $14.459      $10.238      42,657
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--
 Service Shares
                                                                           2004       $10.000      $11.292       4,773
                                                                           2005       $11.292      $12.299      28,781
                                                                           2006       $12.299      $13.379         901
                                                                           2007       $13.379      $13.943      13,792
                                                                           2008       $13.943       $8.729      10,922
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                           2005       $10.000      $10.940       3,239
                                                                           2006       $10.940      $13.093       2,462
                                                                           2007       $13.093      $12.071      12,418
                                                                           2008       $12.071       $7.596      19,904
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I (1)
                                                                           2007       $10.000       $9.479         553
                                                                           2008        $9.479       $5.904       8,461
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--
 Class II
                                                                           2004       $10.000      $10.286      17,645
                                                                           2005       $10.826      $11.008      46,676
                                                                           2006       $11.008      $11.929      15,302
                                                                           2007       $11.929      $11.675      47,449
                                                                           2008       $11.675       $7.924      53,932


                              130     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.7



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I (2)
                                                                   2007       $10.000       $9.718      10,050
                                                                   2008        $9.718       $6.144       8,585
-----------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                   2004       $10.000      $10.608      23,363
                                                                   2005       $10.608      $10.631      20,622
                                                                   2006       $10.631      $11.483       6,286
                                                                   2007       $11.483      $11.449      23,290
                                                                   2008       $11.449       $8.020      27,280
-----------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                   2004       $10.000      $10.428       1,297
                                                                   2005       $10.428      $10.673      14,429
                                                                   2006       $10.673      $11.248       7,739
                                                                   2007       $11.248      $12.262      18,306
                                                                   2008       $12.262       $7.588      22,364
-----------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                   2004       $10.000      $10.765       1,311
                                                                   2005       $10.765      $11.314       5,472
                                                                   2006       $11.314      $12.521       1,693
                                                                   2007       $12.521      $13.528       3,450
                                                                   2008       $13.528       $8.867       5,345
-----------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                   2004       $10.000       $9.903       6,659
                                                                   2005        $9.903      $10.215       7,704
                                                                   2006       $10.215      $11.329       2,187
                                                                   2007       $11.329      $11.374      10,252
                                                                   2008       $11.374       $6.755      10,509
-----------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                   2004       $10.000      $10.739      19,818
                                                                   2005       $10.739      $10.820      51,781
                                                                   2006       $10.820      $11.861      18,099
                                                                   2007       $11.861      $12.104      20,247
                                                                   2008       $12.104       $9.233      26,900
-----------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                   2004       $10.000      $11.128       3,382
                                                                   2005       $11.128      $11.635       5,222
                                                                   2006       $11.635      $13.770       2,124
                                                                   2007       $13.770      $14.547       8,826
                                                                   2008       $14.547       $9.608       4,507
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                   2005       $10.000      $11.687       7,856
                                                                   2006       $11.687      $11.787       7,348
                                                                   2007       $11.787      $12.272       5,022
                                                                   2008       $12.272       $6.120       7,593


                              131     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.7



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2004       $10.000      $11.343       62,080
                                                               2005       $11.343      $12.706       86,497
                                                               2006       $12.706      $14.644       10,134
                                                               2007       $14.644      $15.254      111,096
                                                               2008       $15.254       $8.938       64,672
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2004       $10.000      $11.277       35,420
                                                               2005       $11.277      $12.150       81,846
                                                               2006       $12.150      $13.681       11,584
                                                               2007       $13.681      $13.246       44,402
                                                               2008       $13.246       $8.064       43,930
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
 Administrative Shares
                                                               2004       $10.000      $10.339        9,772
                                                               2005       $10.339      $10.676       47,366
                                                               2006       $10.676      $10.714        8,948
                                                               2007       $10.714      $10.902       33,647
                                                               2008       $10.902      $10.451       27,562
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                               2004       $10.000       $9.918      158,641
                                                               2005        $9.918      $10.009      150,481
                                                               2006       $10.009      $10.283       27,607
                                                               2007       $10.283      $10.590       32,822
                                                               2008       $10.590      $10.634       91,586
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.552       42,470
                                                               2005       $10.552      $10.579      122,346
                                                               2006       $10.579      $10.462       16,994
                                                               2007       $10.462      $11.371       42,156
                                                               2008       $11.371      $10.380       41,393
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.240       58,540
                                                               2005       $10.240      $10.302       76,949
                                                               2006       $10.302      $10.507       28,759
                                                               2007       $10.507      $11.221       79,939
                                                               2008       $11.221      $11.550      109,474
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                               2004       $10.000      $10.772        5,494
                                                               2005       $10.772      $10.868        6,958
                                                               2006       $10.868      $11.826          560
                                                               2007       $11.826      $11.096        7,098
                                                               2008       $11.096       $7.499        9,792


                              132     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.7



                                                                                       Number
                                                           Accumulation Accumulation  of Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                  2004       $10.000      $11.182       31,488
                                                  2005       $11.182      $10.484       23,563
                                                  2006       $10.484      $11.467        6,181
                                                  2007       $11.467      $11.971       12,010
                                                  2008       $11.971      $10.815            0
------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                  2004       $10.000      $10.555          418
                                                  2005       $10.555      $11.787        4,603
                                                  2006       $11.787      $12.893        5,562
                                                  2007       $12.893      $15.539        6,080
                                                  2008       $15.539       $9.043       13,735
------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                  2004       $10.000      $10.446        6,370
                                                  2005       $10.446      $10.837       57,136
                                                  2006       $10.837      $11.636       16,451
                                                  2007       $11.636      $12.852       54,684
                                                  2008       $12.852       $7.238       68,814
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                  2004       $10.000      $11.060       57,291
                                                  2005       $11.060      $11.263      110,586
                                                  2006       $11.263      $13.123       28,044
                                                  2007       $13.123      $13.276       72,693
                                                  2008       $13.276       $8.309       93,184
------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                  2004       $10.000       $9.876        1,961
                                                  2005        $9.876       $9.719        2,232
                                                  2006        $9.719      $10.370        8,505
                                                  2007       $10.370      $10.595        5,710
                                                  2008       $10.595       $9.042        3,607
------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                  2004       $10.000      $12.055        2,104
                                                  2005       $12.055      $15.627       18,780
                                                  2006       $15.627      $21.408        5,890
                                                  2007       $21.408      $28.927       22,998
                                                  2008       $28.927      $10.004       15,749
------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                  2004       $10.000      $12.403        6,528
                                                  2005       $12.403      $18.475       31,637
                                                  2006       $18.475      $22.587       59,022
                                                  2007       $22.587      $32.238       35,164
                                                  2008       $32.238      $17.055       36,260


                              133     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      Low

                           Mortality & Expense = 1.7



                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                          2004       $10.000      $11.066       1,962
                                                          2005       $11.066      $12.075       3,009
                                                          2006       $12.075      $12.441       3,261
                                                          2007       $12.441      $14.367      10,156
                                                          2008       $14.367       $7.500       5,141
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                          2004       $10.000      $10.145      28,946
                                                          2005       $10.145      $10.289      43,426
                                                          2006       $10.289      $10.419       5,556
                                                          2007       $10.419      $10.948      21,802
                                                          2008       $10.948      $10.914      24,600
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2004       $10.000      $11.037      16,781
                                                          2005       $11.037      $11.892      31,692
                                                          2006       $11.892      $13.544      12,839
                                                          2007       $13.544      $13.635      34,015
                                                          2008       $13.635       $9.076      41,700
--------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                          2004       $10.000      $10.340       2,987
                                                          2005       $10.340      $11.726       7,296
                                                          2006       $11.726      $11.954       1,579
                                                          2007       $11.954      $14.281       1,834
                                                          2008       $14.281       $7.103       3,770
--------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                          2004       $10.000      $12.799      40,344
                                                          2005       $12.799      $14.675      59,925
                                                          2006       $14.675      $19.841      23,273
                                                          2007       $19.841      $16.117      49,639
                                                          2008       $16.117       $9.803      52,161
--------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                          2008       $10.000       $6.916       7,352



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value--Service Shares Sub-Account and Oppenheimer MidCap/VA--Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity--Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account and Legg Mason Partners Variable Investors--Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio--Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap--Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio--Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors--Class II Sub-Account into the Legg Mason Partners Variable Investors--Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              134     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.6



                                                                                                 Number
                                                                     Accumulation Accumulation  of Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                            2004       $10.000      $10.611         0
                                                            2005       $10.611      $10.886         0
                                                            2006       $10.886      $11.964         0
                                                            2007       $11.964      $11.798         0
                                                            2008       $11.798       $5.521         0
----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                            2004       $10.000      $10.175         0
                                                            2005       $10.175      $10.750         0
                                                            2006       $10.750      $11.094         0
                                                            2007       $11.094      $12.059         0
                                                            2008       $12.059       $6.732         0
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                            2006       $10.000      $10.700         0
                                                            2007       $10.700      $11.230         0
                                                            2008       $11.230       $7.613         0
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                            2004       $10.000      $10.852         0
                                                            2005       $10.852      $11.327         0
                                                            2006       $11.327      $12.233         0
                                                            2007       $12.233      $13.005         0
                                                            2008       $13.005       $9.025         0
----------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                            2004       $10.000       $9.977         0
                                                            2005        $9.977      $10.846         0
                                                            2006       $10.846      $11.071         0
                                                            2007       $11.071      $12.885         0
                                                            2008       $12.885       $6.733         0
----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                            2004       $10.000      $10.092         0
                                                            2005       $10.092      $11.210         0
                                                            2006       $11.210      $12.977         0
                                                            2007       $12.977      $16.815         0
                                                            2008       $16.815       $8.955         0
----------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                            2004       $10.000      $10.495         0
                                                            2005       $10.495      $11.187         0
                                                            2006       $11.187      $11.962         0
                                                            2007       $11.962      $15.277         0
                                                            2008       $15.277       $6.172         0
----------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                            2004       $10.000      $10.089         0
                                                            2005       $10.089      $10.189         0
                                                            2006       $10.189      $10.622         0
                                                            2007       $10.622      $11.902         0
                                                            2008       $11.902       $8.233         0


                              135     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.6



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                   2004       $10.000      $11.247         0
                                                                   2005       $11.247      $12.767         0
                                                                   2006       $12.767      $13.843         0
                                                                   2007       $13.843      $15.798         0
                                                                   2008       $15.798       $8.809         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                   2004       $10.000      $10.705         0
                                                                   2005       $10.705      $10.997         0
                                                                   2006       $10.997      $12.834         0
                                                                   2007       $12.834      $12.644         0
                                                                   2008       $12.644       $7.035         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                   2004       $10.000       $9.686         0
                                                                   2005        $9.686       $9.944         0
                                                                   2006        $9.944      $10.313         0
                                                                   2007       $10.313      $12.707         0
                                                                   2008       $12.707       $6.514         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                   2004       $10.000      $10.535         0
                                                                   2005       $10.535      $10.719         0
                                                                   2006       $10.719      $12.040         0
                                                                   2007       $12.040      $12.320         0
                                                                   2008       $12.320       $7.533         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                   2004       $10.000      $10.088         0
                                                                   2005       $10.088      $10.002         0
                                                                   2006       $10.002      $10.136         0
                                                                   2007       $10.136      $10.263         0
                                                                   2008       $10.263       $9.641         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                   2004       $10.000       $9.841         0
                                                                   2005        $9.841       $9.842         0
                                                                   2006        $9.842      $10.020         0
                                                                   2007       $10.020      $10.231         0
                                                                   2008       $10.231      $10.230         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                   2004       $10.000      $10.795         0
                                                                   2005       $10.795      $12.477         0
                                                                   2006       $12.477      $14.299         0
                                                                   2007       $14.299      $16.284         0
                                                                   2008       $16.284       $8.878         0


                              136     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.6



                                                                                                                 Number
                                                                                     Accumulation Accumulation  of Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                            2004       $10.000      $10.493         0
                                                                            2005       $10.493      $10.992         0
                                                                            2006       $10.992      $11.810         0
                                                                            2007       $11.810      $12.672         0
                                                                            2008       $12.672      $10.349         0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                            2004       $10.000      $11.176         0
                                                                            2005       $11.176      $11.553         0
                                                                            2006       $11.553      $13.273         0
                                                                            2007       $13.273      $15.270         0
                                                                            2008       $15.270      $14.306         0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                            2004       $10.000      $11.348         0
                                                                            2005       $11.348      $12.429         0
                                                                            2006       $12.429      $13.197         0
                                                                            2007       $13.197      $17.542         0
                                                                            2008       $17.542       $9.505         0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                            2004       $10.000      $11.162         0
                                                                            2005       $11.162      $11.948         0
                                                                            2006       $11.948      $13.378         0
                                                                            2007       $13.378      $13.948         0
                                                                            2008       $13.948       $9.785         0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--
 Service Shares
                                                                            2004       $10.000      $11.198         0
                                                                            2005       $11.198      $12.085         0
                                                                            2006       $12.085      $13.026         0
                                                                            2007       $13.026      $13.450         0
                                                                            2008       $13.450       $8.343         0
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                            2005       $10.000      $10.873         0
                                                                            2006       $10.873      $12.894         0
                                                                            2007       $12.894      $11.777         0
                                                                            2008       $11.777       $7.343         0
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I (1)
                                                                            2007       $10.000       $9.420         0
                                                                            2008        $9.420       $5.813         0
--------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--
 Class II
                                                                            2004       $10.000      $10.735         0
                                                                            2005       $10.735      $10.817         0
                                                                            2006       $10.817      $11.614         0
                                                                            2007       $11.614      $11.262         0
                                                                            2008       $11.262       $7.573         0


                              137     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.6



                                                                                                        Number
                                                                            Accumulation Accumulation  of Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I (2)
                                                                   2007       $10.000       $9.658         0
                                                                   2008        $9.658       $6.049         0
-----------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                   2004       $10.000      $10.519         0
                                                                   2005       $10.519      $10.446         0
                                                                   2006       $10.446      $11.180         0
                                                                   2007       $11.180      $11.044         0
                                                                   2008       $11.044       $7.666         0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                   2004       $10.000      $10.341         0
                                                                   2005       $10.341      $10.488         0
                                                                   2006       $10.488      $10.951         0
                                                                   2007       $11.964      $11.798         0
                                                                   2008       $11.798       $7.252         0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                   2004       $10.000      $10.675         0
                                                                   2005       $10.675      $11.117         0
                                                                   2006       $11.117      $12.191         0
                                                                   2007       $10.951      $11.828         0
                                                                   2008       $11.828       $8.475         0
-----------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                   2004       $10.000       $9.821         0
                                                                   2005        $9.821      $10.037         0
                                                                   2006       $10.037      $11.030         0
                                                                   2007       $11.030      $10.972         0
                                                                   2008       $10.972       $6.456         0
-----------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                   2004       $10.000      $10.649         0
                                                                   2005       $10.649      $10.631         0
                                                                   2006       $10.631      $11.548         0
                                                                   2007       $11.548      $11.676         0
                                                                   2008       $11.676       $8.825         0
-----------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                   2004       $10.000      $11.036         0
                                                                   2005       $11.036      $11.433         0
                                                                   2006       $11.433      $13.407         0
                                                                   2007       $13.407      $14.033         0
                                                                   2008       $14.033       $9.183         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                   2005       $10.000      $11.615         0
                                                                   2006       $11.615      $11.607         0
                                                                   2007       $11.607      $11.974         0
                                                                   2008       $11.974       $5.917         0


                              138     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.6



                                                                                                    Number
                                                                        Accumulation Accumulation  of Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                               2004       $10.000      $11.249         0
                                                               2005       $11.249      $12.485         0
                                                               2006       $12.485      $14.258         0
                                                               2007       $14.258      $14.715         0
                                                               2008       $14.715       $8.542         0
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                               2004       $10.000      $11.183         0
                                                               2005       $11.183      $11.939         0
                                                               2006       $11.939      $13.320         0
                                                               2007       $13.320      $12.778         0
                                                               2008       $12.778       $7.708         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--
 Administrative Shares
                                                               2004       $10.000      $10.252         0
                                                               2005       $10.252      $10.490         0
                                                               2006       $10.490      $10.431         0
                                                               2007       $10.431      $10.517         0
                                                               2008       $10.517       $9.989         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                               2004       $10.000       $9.835         0
                                                               2005        $9.835       $9.835         0
                                                               2006        $9.835      $10.012         0
                                                               2007       $10.012      $10.215         0
                                                               2008       $10.215      $10.164         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.464         0
                                                               2005       $10.464      $10.395         0
                                                               2006       $10.395      $10.186         0
                                                               2007       $10.186      $10.969         0
                                                               2008       $10.969       $9.921         0
-------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                               2004       $10.000      $10.155         0
                                                               2005       $10.155      $10.122         0
                                                               2006       $10.122      $10.230         0
                                                               2007       $10.230      $10.824         0
                                                               2008       $10.824      $11.040         0
-------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                               2004       $10.000      $10.706         0
                                                               2005       $10.706      $10.703         0
                                                               2006       $10.703      $11.539         0
                                                               2007       $11.539      $10.728         0
                                                               2008       $10.728       $7.183         0


                              139     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.6



                                                                                       Number
                                                           Accumulation Accumulation  of Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                  2004       $10.000      $11.089         0
                                                  2005       $11.089      $10.302         0
                                                  2006       $10.302      $11.164         0
                                                  2007       $11.164      $11.548         0
                                                  2008       $11.548      $10.428         0
------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                  2004       $10.000      $10.467         0
                                                  2005       $10.467      $11.582         0
                                                  2006       $11.582      $12.553         0
                                                  2007       $12.553      $14.990         0
                                                  2008       $14.990       $8.643         0
------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                  2004       $10.000      $10.359         0
                                                  2005       $10.359      $10.649         0
                                                  2006       $10.649      $11.329         0
                                                  2007       $11.329      $12.398         0
                                                  2008       $12.398       $6.918         0
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                  2004       $10.000      $10.968         0
                                                  2005       $10.968      $11.067         0
                                                  2006       $11.067      $12.777         0
                                                  2007       $12.777      $12.807         0
                                                  2008       $12.807       $7.942         0
------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                  2004       $10.000       $9.794         0
                                                  2005        $9.794       $9.549         0
                                                  2006        $9.549      $10.097         0
                                                  2007       $10.097      $10.221         0
                                                  2008       $10.221       $8.642         0
------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                  2004       $10.000      $11.955         0
                                                  2005       $11.955      $15.355         0
                                                  2006       $15.355      $20.843         0
                                                  2007       $20.843      $27.905         0
                                                  2008       $27.905       $9.562         0
------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                  2004       $10.000      $12.300         0
                                                  2005       $12.300      $18.154         0
                                                  2006       $18.154      $21.992         0
                                                  2007       $21.992      $31.099         0
                                                  2008       $31.099      $16.301         0


                              140     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                             Contracts--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     High

                           Mortality & Expense = 2.6




                                                                                               Number
                                                                   Accumulation Accumulation  of Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                          2004       $10.000      $10.973         0
                                                          2005       $10.973      $11.864         0
                                                          2006       $11.864      $12.113         0
                                                          2007       $12.113      $13.859         0
                                                          2008       $13.859       $7.169         0
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                          2004       $10.000      $10.061         0
                                                          2005       $10.061      $10.110         0
                                                          2006       $10.110      $10.144         0
                                                          2007       $10.144      $10.561         0
                                                          2008       $10.561      $10.431         0
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                          2004       $10.000      $10.945         0
                                                          2005       $10.945      $11.685         0
                                                          2006       $11.685      $13.187         0
                                                          2007       $13.187      $13.153         0
                                                          2008       $13.153       $8.675         0
--------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                          2004       $10.000      $10.254         0
                                                          2005       $10.254      $11.522         0
                                                          2006       $11.522      $11.639         0
                                                          2007       $11.639      $13.776         0
                                                          2008       $13.776       $6.789         0
--------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                          2004       $10.000      $12.693         0
                                                          2005       $12.693      $14.420         0
                                                          2006       $14.420      $19.318         0
                                                          2007       $19.318      $15.547         0
                                                          2008       $15.547       $9.370         0
--------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                          2008       $10.000       $6.611         0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value--Service Shares Sub-Account and Oppenheimer MidCap/VA--Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity--Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account and Legg Mason Partners Variable Investors--Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio--Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap--Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio--Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio--Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio--Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors--Class II Sub-Account into the Legg Mason Partners Variable Investors--Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              141     PROSPECTUS

LBL6535-4

[LOGO]

                  THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
                        (Classic, Elite, Plus, Select)

                         Lincoln Benefit Life Company
                       Variable Annuity Separate Account
                                 PO Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617

                      Statement of Additional Information
                            And Related Prospectus

                               Dated May 1, 2009


This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

The Contract is no longer offered for new sales.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments. 2
The Contracts........................................ 2
Calculation of Accumulation Unit Values.............. 4
Net Investment Factor................................ 4
Calculation of Variable Income Payments.............. 5
General Matters...................................... 6
Experts.............................................. 6
Financial Statements................................. 7
Accumulation Unit Values............................. 7

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

PURCHASE OF CONTRACTS

ALFS, Inc. ("ALFS") is the principal underwriter and distributor of the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. Lincoln Benefit does not pay ALFS a commission for distribution of the contracts.


TAX-FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the underlying the Variable Sub-Account during the current Valuation

Period;

   (B) is the net asset value per share of the underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

    . Financial statements of Lincoln Benefit Life Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 and related financial statement schedules, and

    . The financial statements of the Sub-Accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2008 and for each of the periods in the two years then ended.

The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

                            ACCUMULATION UNIT VALUES

The name of the following Sub-Accounts changed since December 31, 2008. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2007:



Sub-Account Name as of December 31,
2008 (as appears in the following tables
of Accumulation Unit Values)               Sub-Account Name as of May 1, 2009
----------------------------------------   -------------------------------------
Janus Aspen Series International Growth    Janus Aspen Series Overseas Portfolio
Portfolio - Service Shares                  - Service Shares
Rydex VT Sector Rotation Fund              Rydex VT All-Cap Opportunity Fund
Van Eck Worldwide Absolute Return Fund     Van Eck Worldwide Multi-Manager
                                           Alternatives Fund




On April 24, 2009, the Premier VIT OpCap Balanced Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.

On April 30, 2009, the Janus Aspen Series Perkins Small Company Value Portfolio liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available as of December 31, 2008.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                    2004       $10.000      $10.725        74,403
                                                                                    2005       $10.725      $11.133       107,423
                                                                                    2006       $11.133      $12.379       117,460
                                                                                    2007       $12.379      $12.352       105,209
                                                                                    2008       $12.352       $5.849       426,442
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                    2004       $10.000      $10.284        11,764
                                                                                    2005       $10.284      $10.994        19,954
                                                                                    2006       $10.994      $11.479        29,820
                                                                                    2007       $11.479      $12.626        28,586
                                                                                    2008       $12.626       $7.132       125,423
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                    2006       $10.000      $10.785        56,589
                                                                                    2007       $10.785      $11.454        57,114
                                                                                    2008       $11.454       $7.857       288,185
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                    2004       $10.000      $10.968        41,315
                                                                                    2005       $10.968      $11.584        81,189
                                                                                    2006       $11.584      $12.657       103,658
                                                                                    2007       $12.657      $13.617        98,214
                                                                                    2008       $13.617       $9.561       420,218
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                    2004       $10.000      $10.084        14,898
                                                                                    2005       $10.084      $11.091        44,205
                                                                                    2006       $11.091      $11.455        36,282
                                                                                    2007       $11.455      $13.491        31,855
                                                                                    2008       $13.491       $7.133       252,657

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                    2004       $10.000      $10.200         2,901
                                                                                    2005       $10.200      $11.464         6,697
                                                                                    2006       $11.464      $13.427        17,263
                                                                                    2007       $13.427      $17.606        21,473
                                                                                    2008       $17.606       $9.487       131,667
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                    2004       $10.000      $10.608        18,938
                                                                                    2005       $10.608      $11.441        62,045
                                                                                    2006       $11.441      $12.377        74,033
                                                                                    2007       $12.377      $15.995        70,308
                                                                                    2008       $15.995       $6.539       448,194
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.198        19,568
                                                                                    2005       $10.198      $10.420        39,253
                                                                                    2006       $10.420      $10.991        39,468
                                                                                    2007       $10.991      $12.461        34,660
                                                                                    2008       $12.461       $8.722       200,576
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                    2004       $10.000      $11.368        28,300
                                                                                    2005       $11.368      $13.056       134,063
                                                                                    2006       $13.056      $14.324       217,731
                                                                                    2007       $14.324      $16.540       195,689
                                                                                    2008       $16.540       $9.332     1,036,462
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.820        38,696
                                                                                    2005       $10.820      $11.246       102,990
                                                                                    2006       $11.246      $13.279       134,574
                                                                                    2007       $13.279      $13.239       128,535
                                                                                    2008       $13.239       $7.453       958,622
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                    2004       $10.000       $9.791        46,830
                                                                                    2005        $9.791      $10.170        92,779
                                                                                    2006       $10.170      $10.671       102,602
                                                                                    2007       $10.671      $13.305        95,094
                                                                                    2008       $13.305       $6.902       239,711
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.648        84,706
                                                                                    2005       $10.648      $10.961       212,966
                                                                                    2006       $10.961      $12.458       286,952
                                                                                    2007       $12.458      $12.899       269,615
                                                                                    2008       $12.899       $7.980     1,372,538

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.196        64,981
                                                                                    2005       $10.196      $10.229       130,820
                                                                                    2006       $10.229      $10.487       204,879
                                                                                    2007       $10.487      $10.746       213,778
                                                                                    2008       $10.746      $10.213     1,404,977
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                    2004       $10.000       $9.947        71,372
                                                                                    2005        $9.947      $10.065       159,744
                                                                                    2006       $10.065      $10.367       271,059
                                                                                    2007       $10.367      $10.712       298,838
                                                                                    2008       $10.712      $10.838     2,312,870
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.911        26,553
                                                                                    2005       $10.911      $12.760        74,811
                                                                                    2006       $12.760      $14.796       179,382
                                                                                    2007       $14.796      $17.049       168,123
                                                                                    2008       $17.049       $9.406       916,161
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                    2004       $10.000      $10.605        18,609
                                                                                    2005       $10.605      $11.241        45,386
                                                                                    2006       $11.241      $12.220        82,978
                                                                                    2007       $12.220      $13.267        81,462
                                                                                    2008       $13.267      $10.964       387,556
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                    2004       $10.000      $11.296         2,914
                                                                                    2005       $11.296      $11.815        25,972
                                                                                    2006       $11.815      $13.733        33,392
                                                                                    2007       $13.733      $15.987        35,406
                                                                                    2008       $15.987      $15.037             0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                    2004       $10.000      $11.470         6,007
                                                                                    2005       $11.470      $12.710        13,973
                                                                                    2006       $12.710      $13.654        20,404
                                                                                    2007       $13.654      $18.366        22,959
                                                                                    2008       $18.366      $10.069       230,987
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                    2004       $10.000      $11.282        20,990
                                                                                    2005       $11.282      $12.219        87,962
                                                                                    2006       $12.219      $13.842       151,773
                                                                                    2007       $13.842      $14.604       139,028
                                                                                    2008       $14.604      $10.366       628,536

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                    2004       $10.000      $11.318         5,672
                                                                                    2005       $11.318      $12.359        23,559
                                                                                    2006       $12.359      $13.478        29,030
                                                                                    2007       $13.478      $14.082        24,547
                                                                                    2008       $14.082       $8.839       156,723
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                    2005       $10.000      $10.959         9,494
                                                                                    2006       $10.959      $13.149        38,816
                                                                                    2007       $13.149      $12.153        37,931
                                                                                    2008       $12.153       $7.667       200,043
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                    2004       $10.000      $10.305         1,859
                                                                                    2005       $10.305      $10.523         4,564
                                                                                    2006       $10.523      $12.213         9,103
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                    2004       $10.000      $10.851        32,094
                                                                                    2005       $10.851      $11.062       101,197
                                                                                    2006       $11.062      $12.018       158,362
                                                                                    2007       $12.018      $11.791       156,254
                                                                                    2008       $11.791       $8.023       988,849
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                    2004       $10.000      $10.402         4,404
                                                                                    2005       $10.402      $10.849        36,017
                                                                                    2006       $10.849      $12.578        34,420
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                    2004       $10.000      $10.632        17,229
                                                                                    2005       $10.632      $10.682        40,614
                                                                                    2006       $10.682      $11.568        60,294
                                                                                    2007       $11.568      $11.563        55,534
                                                                                    2008       $11.563       $8.121       391,449
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                    2004       $10.000      $10.452         5,971
                                                                                    2005       $10.452      $10.725        34,315
                                                                                    2006       $10.725      $11.331        94,816
                                                                                    2007       $11.331      $12.384        86,947
                                                                                    2008       $12.384       $7.683       536,714

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                    2004       $10.000      $10.790        14,735
                                                                                    2005       $10.790      $11.369        21,639
                                                                                    2006       $11.369      $12.614        29,277
                                                                                    2007       $12.614      $13.663        25,201
                                                                                    2008       $13.663       $8.978        89,673
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                    2004       $10.000       $9.926        16,167
                                                                                    2005        $9.926      $10.265        31,832
                                                                                    2006       $10.265      $11.413        36,122
                                                                                    2007       $11.413      $11.488        32,094
                                                                                    2008       $11.488       $6.840       145,739
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                    2004       $10.000      $10.763        40,690
                                                                                    2005       $10.763      $10.872       104,883
                                                                                    2006       $10.872      $11.948       117,350
                                                                                    2007       $11.948      $12.225       109,267
                                                                                    2008       $12.225       $9.349       623,702
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                    2004       $10.000      $11.154        11,572
                                                                                    2005       $11.154      $11.692        53,873
                                                                                    2006       $11.692      $13.872        73,445
                                                                                    2007       $13.872      $14.693        74,283
                                                                                    2008       $14.693       $9.728       218,888
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                    2005       $10.000      $11.707         7,906
                                                                                    2006       $11.707      $11.837        19,077
                                                                                    2007       $11.837      $12.356        18,524
                                                                                    2008       $12.356       $6.178        88,007
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                    2004       $10.000      $11.369        20,377
                                                                                    2005       $11.369      $12.767        59,018
                                                                                    2006       $12.767      $14.753        77,552
                                                                                    2007       $14.753      $15.406        64,787
                                                                                    2008       $15.406       $9.050       394,574
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                    2004       $10.000      $11.303        34,078
                                                                                    2005       $11.303      $12.209       118,094
                                                                                    2006       $12.209      $13.782       172,919
                                                                                    2007       $13.782      $13.379       157,590
                                                                                    2008       $13.379       $8.165       662,016

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                    2004       $10.000      $10.363        12,667
                                                                                    2005       $10.363      $10.728        55,574
                                                                                    2006       $10.728      $10.793        95,363
                                                                                    2007       $10.793      $11.011        95,985
                                                                                    2008       $11.011      $10.582       431,280
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                    2004       $10.000       $9.941        36,663
                                                                                    2005        $9.941      $10.057        98,942
                                                                                    2006       $10.057      $10.359       124,955
                                                                                    2007       $10.359      $10.696       115,296
                                                                                    2008       $10.696      $10.767       859,497
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                    2004       $10.000      $10.577        61,471
                                                                                    2005       $10.577      $10.630       145,750
                                                                                    2006       $10.630      $10.540       173,089
                                                                                    2007       $10.540      $11.484       169,281
                                                                                    2008       $11.484      $10.510     1,164,877
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                    2004       $10.000      $10.264        96,933
                                                                                    2005       $10.264      $10.352       212,494
                                                                                    2006       $10.352      $10.585       323,894
                                                                                    2007       $10.585      $11.333       332,617
                                                                                    2008       $11.333      $11.695     1,498,179
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                    2004       $10.000      $10.790         8,225
                                                                                    2005       $10.790      $10.914        10,363
                                                                                    2006       $10.914      $11.906        20,207
                                                                                    2007       $11.906      $11.200        20,359
                                                                                    2008       $11.200       $7.589        91,560
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                    2004       $10.000      $11.208        26,067
                                                                                    2005       $11.208      $10.535        35,411
                                                                                    2006       $10.535      $11.552        34,352
                                                                                    2007       $11.552      $12.091        29,525
                                                                                    2008       $12.091      $10.924             0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                    2004       $10.000      $10.579         6,698
                                                                                    2005       $10.579      $11.844        19,805
                                                                                    2006       $11.844      $12.989        24,145
                                                                                    2007       $12.989      $15.694        22,364
                                                                                    2008       $15.694       $9.157       117,641

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                    2004       $10.000      $10.470        37,362
                                                                                    2005       $10.470      $10.890       109,546
                                                                                    2006       $10.890      $11.722       209,970
                                                                                    2007       $11.722      $12.980       192,525
                                                                                    2008       $12.980       $7.329     1,076,189
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                    2004       $10.000      $11.086        46,148
                                                                                    2005       $11.086      $11.318       174,768
                                                                                    2006       $11.318      $13.221       259,147
                                                                                    2007       $13.221      $13.409       246,409
                                                                                    2008       $13.409       $8.413     1,608,523
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                    2004       $10.000       $9.899        10,882
                                                                                    2005        $9.899       $9.766        10,438
                                                                                    2006        $9.766      $10.447        11,513
                                                                                    2007       $10.447      $10.701        10,361
                                                                                    2008       $10.701       $9.156        83,819
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                    2004       $10.000      $12.083         1,865
                                                                                    2005       $12.083      $15.703        11,194
                                                                                    2006       $15.703      $21.566        27,169
                                                                                    2007       $21.566      $29.216        23,085
                                                                                    2008       $29.216      $10.130       178,770
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                    2004       $10.000      $12.432         2,716
                                                                                    2005       $12.432      $18.565        17,112
                                                                                    2006       $18.565      $22.754        22,972
                                                                                    2007       $22.754      $32.560        22,014
                                                                                    2008       $32.560      $17.269       189,943
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                    2004       $10.000      $11.091         7,714
                                                                                    2005       $11.091      $12.133        16,935
                                                                                    2006       $12.133      $12.534        19,018
                                                                                    2007       $12.534      $14.510        12,598
                                                                                    2008       $14.510       $7.594        49,182
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                    2004       $10.000      $10.169        24,035
                                                                                    2005       $10.169      $10.339        48,462
                                                                                    2006       $10.339      $10.496        66,783
                                                                                    2007       $10.496      $11.057        69,971
                                                                                    2008       $11.057      $11.051       541,227

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                    2004       $10.000      $11.063        24,470
                                                                                    2005       $11.063      $11.950       100,105
                                                                                    2006       $11.950      $13.645       158,421
                                                                                    2007       $13.645      $13.771       145,672
                                                                                    2008       $13.771       $9.191       900,825
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                    2004       $10.000      $10.364         2,797
                                                                                    2005       $10.364      $11.783        17,775
                                                                                    2006       $11.783      $12.043        23,083
                                                                                    2007       $12.043      $14.424        15,900
                                                                                    2008       $14.424       $7.193       110,041
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                    2004       $10.000      $12.829        34,420
                                                                                    2005       $12.829      $14.747       107,443
                                                                                    2006       $14.747      $19.988       138,012
                                                                                    2007       $19.988      $16.278       126,834
                                                                                    2008       $16.278       $9.926       725,507
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                    2007       $10.000       $9.496         9,284
                                                                                    2008        $9.496       $5.929        78,084
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                    2007       $10.000       $9.735        32,167
                                                                                    2008        $9.735       $6.170        84,142
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                    2008       $10.000       $7.003       153,801



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.45

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                    2004       $10.000      $10.720       2,627
                                                                                    2005       $10.720      $11.122       5,172
                                                                                    2006       $11.122      $12.361       4,963
                                                                                    2007       $12.361      $12.328       4,318
                                                                                    2008       $12.328       $5.834       3,425
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                    2004       $10.000      $10.279          21
                                                                                    2005       $10.279      $10.983         209
                                                                                    2006       $10.983      $11.462         216
                                                                                    2007       $11.462      $12.601         220
                                                                                    2008       $12.601       $7.114         225
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                    2006       $10.000      $10.782         165
                                                                                    2007       $10.782      $11.444         203
                                                                                    2008       $11.444       $7.846         251
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                    2004       $10.000      $10.963         939
                                                                                    2005       $10.963      $11.572       1,041
                                                                                    2006       $11.572      $12.638       1,108
                                                                                    2007       $12.638      $13.590         920
                                                                                    2008       $13.590       $9.537       1,075
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                    2004       $10.000      $10.079         304
                                                                                    2005       $10.079      $11.081       2,176
                                                                                    2006       $11.081      $11.438       3,616
                                                                                    2007       $11.438      $13.464       3,584
                                                                                    2008       $13.464       $7.115       3,984

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                    2004       $10.000      $10.196       1,167
                                                                                    2005       $10.196      $11.453       1,270
                                                                                    2006       $11.453      $13.407       3,612
                                                                                    2007       $13.407      $17.571       3,939
                                                                                    2008       $17.571       $9.463       1,451
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                    2004       $10.000      $10.603       1,708
                                                                                    2005       $10.603      $11.430       3,562
                                                                                    2006       $11.430      $12.359       4,250
                                                                                    2007       $12.359      $15.963       4,322
                                                                                    2008       $15.963       $6.523       6,064
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.193         188
                                                                                    2005       $10.193      $10.410       3,031
                                                                                    2006       $10.410      $10.975       6,107
                                                                                    2007       $10.975      $12.437       5,806
                                                                                    2008       $12.437       $8.700       5,199
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                    2004       $10.000      $11.363       8,074
                                                                                    2005       $11.363      $13.043      10,537
                                                                                    2006       $13.043      $14.302      12,496
                                                                                    2007       $14.302      $16.507       9,971
                                                                                    2008       $16.507       $9.309       4,954
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.815       2,649
                                                                                    2005       $10.815      $11.236       4,351
                                                                                    2006       $11.236      $13.260       6,752
                                                                                    2007       $13.260      $13.212       9,921
                                                                                    2008       $13.212       $7.435       4,321
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                    2004       $10.000       $9.786       6,471
                                                                                    2005        $9.786      $10.160       9,191
                                                                                    2006       $10.160      $10.655       9,936
                                                                                    2007       $10.655      $13.278      12,021
                                                                                    2008       $13.278       $6.884       9,678
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.643      12,272
                                                                                    2005       $10.643      $10.951      21,913
                                                                                    2006       $10.951      $12.440      29,532
                                                                                    2007       $12.440      $12.874      29,651
                                                                                    2008       $12.874       $7.960      30,282

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.192         750
                                                                                    2005       $10.192      $10.219       1,813
                                                                                    2006       $10.219      $10.472       2,574
                                                                                    2007       $10.472      $10.724       2,581
                                                                                    2008       $10.724      $10.188       2,010
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                    2004       $10.000       $9.942       7,781
                                                                                    2005        $9.942      $10.055      11,390
                                                                                    2006       $10.055      $10.352      14,574
                                                                                    2007       $10.352      $10.690      24,720
                                                                                    2008       $10.690      $10.811      43,726
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                    2004       $10.000      $10.906       7,152
                                                                                    2005       $10.906      $12.748       8,446
                                                                                    2006       $12.748      $14.774      12,551
                                                                                    2007       $14.774      $17.015      12,485
                                                                                    2008       $17.015       $9.382       8,236
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                    2004       $10.000      $10.600         402
                                                                                    2005       $10.600      $11.230       2,045
                                                                                    2006       $11.230      $12.202       2,158
                                                                                    2007       $12.202      $13.241       2,222
                                                                                    2008       $13.241      $10.937       2,250
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                    2004       $10.000      $11.291         663
                                                                                    2005       $11.291      $11.804         886
                                                                                    2006       $11.804      $13.713       3,402
                                                                                    2007       $13.713      $15.955       3,524
                                                                                    2008       $15.955      $15.004           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                    2004       $10.000      $11.464           4
                                                                                    2005       $11.464      $12.698         665
                                                                                    2006       $12.698      $13.634         714
                                                                                    2007       $13.634      $18.330       3,211
                                                                                    2008       $18.330      $10.044       2,385
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                    2004       $10.000      $11.277         764
                                                                                    2005       $11.277      $12.207       2,337
                                                                                    2006       $12.207      $13.822       4,636
                                                                                    2007       $13.822      $14.575       4,792
                                                                                    2008       $14.575      $10.340       4,374

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                    2004       $10.000      $11.313       1,741
                                                                                    2005       $11.313      $12.347       2,379
                                                                                    2006       $12.347      $13.458       2,427
                                                                                    2007       $13.458      $14.054       2,403
                                                                                    2008       $14.054       $8.817       2,506
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                    2005       $10.000      $10.955           0
                                                                                    2006       $10.955      $13.138         604
                                                                                    2007       $13.138      $12.136         608
                                                                                    2008       $12.136       $7.653         586
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                    2004       $10.000      $10.300         396
                                                                                    2005       $10.300      $10.513         416
                                                                                    2006       $10.513      $12.195         447
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                    2004       $10.000      $10.846       7,549
                                                                                    2005       $10.846      $11.051      10,603
                                                                                    2006       $11.051      $12.000      11,830
                                                                                    2007       $12.000      $11.768      11,402
                                                                                    2008       $11.768       $8.003       8,850
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                    2004       $10.000      $10.397       5,320
                                                                                    2005       $10.397      $10.839       4,728
                                                                                    2006       $10.839      $12.559       5,236
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                    2004       $10.000      $10.627         769
                                                                                    2005       $10.627      $10.672       2,734
                                                                                    2006       $10.672      $11.551       4,681
                                                                                    2007       $11.551      $11.540       4,704
                                                                                    2008       $11.540       $8.101       4,474
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                    2004       $10.000      $10.447       3,196
                                                                                    2005       $10.447      $10.715       5,459
                                                                                    2006       $10.715      $11.314       9,544
                                                                                    2007       $11.314      $12.360       9,418
                                                                                    2008       $12.360       $7.664       9,419

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                    2004       $10.000      $10.785       6,192
                                                                                    2005       $10.785      $11.358       9,902
                                                                                    2006       $11.358      $12.595      13,667
                                                                                    2007       $12.595      $13.636      13,140
                                                                                    2008       $13.636       $8.956      13,378
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                    2004       $10.000       $9.922       1,335
                                                                                    2005        $9.922      $10.255       1,523
                                                                                    2006       $10.255      $11.396       2,717
                                                                                    2007       $11.396      $11.465       2,720
                                                                                    2008       $11.465       $6.823       2,725
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                    2004       $10.000      $10.758         659
                                                                                    2005       $10.758      $10.862       3,475
                                                                                    2006       $10.862      $11.931       5,222
                                                                                    2007       $11.931      $12.201       5,062
                                                                                    2008       $12.201       $9.326       4,770
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                    2004       $10.000      $11.149       3,814
                                                                                    2005       $11.149      $11.681       7,154
                                                                                    2006       $11.681      $13.851       8,948
                                                                                    2007       $13.851      $14.663       8,784
                                                                                    2008       $14.663       $9.704       9,143
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                    2005       $10.000      $11.703           0
                                                                                    2006       $11.703      $11.827           0
                                                                                    2007       $11.827      $12.339           0
                                                                                    2008       $12.339       $6.166           0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                    2004       $10.000      $11.364          65
                                                                                    2005       $11.364      $12.755       2,870
                                                                                    2006       $12.755      $14.731       7,163
                                                                                    2007       $14.731      $15.375       3,123
                                                                                    2008       $15.375       $9.027       3,331
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                    2004       $10.000      $11.297       1,426
                                                                                    2005       $11.297      $12.197       8,705
                                                                                    2006       $12.197      $13.762      15,524
                                                                                    2007       $13.762      $13.352      11,484
                                                                                    2008       $13.352       $8.145       9,143

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                    2004       $10.000      $10.358       6,420
                                                                                    2005       $10.358      $10.717      10,445
                                                                                    2006       $10.717      $10.777      11,266
                                                                                    2007       $10.777      $10.989      14,106
                                                                                    2008       $10.989      $10.556       7,305
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                    2004       $10.000       $9.936       1,252
                                                                                    2005        $9.936      $10.048       5,385
                                                                                    2006       $10.048      $10.344       5,938
                                                                                    2007       $10.344      $10.674      11,799
                                                                                    2008       $10.674      $10.740      24,378
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                    2004       $10.000      $10.572      21,181
                                                                                    2005       $10.572      $10.620      17,716
                                                                                    2006       $10.620      $10.524      17,533
                                                                                    2007       $10.524      $11.461      15,700
                                                                                    2008       $11.461      $10.484       8,145
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                    2004       $10.000      $10.259      10,981
                                                                                    2005       $10.259      $10.342      10,630
                                                                                    2006       $10.342      $10.569      11,430
                                                                                    2007       $10.569      $11.311      11,285
                                                                                    2008       $11.311      $11.666      25,263
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                    2004       $10.000      $10.787          13
                                                                                    2005       $10.787      $10.905          12
                                                                                    2006       $10.905      $11.890          12
                                                                                    2007       $11.890      $11.180          11
                                                                                    2008       $11.180       $7.571          11
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                    2004       $10.000      $11.203       6,809
                                                                                    2005       $11.203      $10.525       6,275
                                                                                    2006       $10.525      $11.535       6,179
                                                                                    2007       $11.535      $12.067       5,573
                                                                                    2008       $12.067      $10.902           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                    2004       $10.000      $10.574           0
                                                                                    2005       $10.574      $11.832           0
                                                                                    2006       $11.832      $12.969           0
                                                                                    2007       $12.969      $15.663           0
                                                                                    2008       $15.663       $9.134           0

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                    2004       $10.000      $10.466       1,281
                                                                                    2005       $10.466      $10.879       2,330
                                                                                    2006       $10.879      $11.705       4,918
                                                                                    2007       $11.705      $12.955       8,050
                                                                                    2008       $12.955       $7.310       4,615
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                    2004       $10.000      $11.080       1,696
                                                                                    2005       $11.080      $11.307       4,851
                                                                                    2006       $11.307      $13.201      10,150
                                                                                    2007       $13.201      $13.382      11,201
                                                                                    2008       $13.382       $8.392       8,945
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                    2004       $10.000       $9.895           0
                                                                                    2005        $9.895       $9.756           0
                                                                                    2006        $9.756      $10.432          42
                                                                                    2007       $10.432      $10.680          42
                                                                                    2008       $10.680       $9.133          42
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                    2004       $10.000      $12.078         353
                                                                                    2005       $12.078      $15.688         704
                                                                                    2006       $15.688      $21.534       4,213
                                                                                    2007       $21.534      $29.158       4,308
                                                                                    2008       $29.158      $10.105       1,093
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                    2004       $10.000      $12.426          59
                                                                                    2005       $12.426      $18.547         928
                                                                                    2006       $18.547      $22.721       6,430
                                                                                    2007       $22.721      $32.495       3,981
                                                                                    2008       $32.495      $17.226       1,212
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                    2004       $10.000      $11.086       1,412
                                                                                    2005       $11.086      $12.121       1,462
                                                                                    2006       $12.121      $12.515       1,781
                                                                                    2007       $12.515      $14.481       1,813
                                                                                    2008       $14.481       $7.576       1,756
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                    2004       $10.000      $10.164       1,727
                                                                                    2005       $10.164      $10.329         685
                                                                                    2006       $10.329      $10.480       1,135
                                                                                    2007       $10.480      $11.035       1,119
                                                                                    2008       $11.035      $11.023         843

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                    2004       $10.000      $11.057         362
                                                                                    2005       $11.057      $11.939       4,402
                                                                                    2006       $11.939      $13.625       9,234
                                                                                    2007       $13.625      $13.744       9,569
                                                                                    2008       $13.744       $9.168       9,098
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                    2004       $10.000      $10.359         760
                                                                                    2005       $10.359      $11.772       1,285
                                                                                    2006       $11.772      $12.025       1,271
                                                                                    2007       $12.025      $14.395       1,169
                                                                                    2008       $14.395       $7.175       1,025
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                    2004       $10.000      $12.823       6,991
                                                                                    2005       $12.823      $14.732      11,129
                                                                                    2006       $14.732      $19.958      19,390
                                                                                    2007       $19.958      $16.245      16,845
                                                                                    2008       $16.245       $9.902      15,577
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                    2007       $10.000       $9.492         588
                                                                                    2008        $9.492       $5.924         305
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                    2007       $10.000       $9.732       6,894
                                                                                    2008        $9.732       $6.165       6,523
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                    2008       $10.000       $6.986       1,128



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.5

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                    2004        $10.000      $10.715     11,993
                                                                                    2005        $10.715      $11.111     22,138
                                                                                    2006        $11.111      $12.343     25,503
                                                                                    2007        $12.343      $12.303     24,207
                                                                                    2008        $12.303       $5.820     24,257
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                    2004        $10.000      $10.274      5,130
                                                                                    2005        $10.274      $10.972      4,105
                                                                                    2006        $10.972      $11.445      7,474
                                                                                    2007        $11.445      $12.576      6,485
                                                                                    2008        $12.576       $7.096      6,375
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                    2006        $10.000      $10.778     18,935
                                                                                    2007        $10.778      $11.434     18,263
                                                                                    2008        $11.434       $7.835     16,203
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                    2004        $10.000      $10.958     10,913
                                                                                    2005        $10.958      $11.561     14,852
                                                                                    2006        $11.561      $12.620     21,955
                                                                                    2007        $12.620      $13.563     20,268
                                                                                    2008        $13.563       $9.513     14,214
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                    2004        $10.000      $10.075      4,621
                                                                                    2005        $10.075      $11.070      7,187
                                                                                    2006        $11.070      $11.421     19,477
                                                                                    2007        $11.421      $13.437     14,496
                                                                                    2008        $13.437       $7.097      8,803

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                    2004        $10.000      $10.191      2,198
                                                                                    2005        $10.191      $11.442      1,303
                                                                                    2006        $11.442      $13.387      6,872
                                                                                    2007        $13.387      $17.536     11,082
                                                                                    2008        $17.536       $9.440      9,458
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                    2004        $10.000      $10.598      9,312
                                                                                    2005        $10.598      $11.418     18,835
                                                                                    2006        $11.418      $12.341     29,405
                                                                                    2007        $12.341      $15.932     26,346
                                                                                    2008        $15.932       $6.507     35,873
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.188      6,082
                                                                                    2005        $10.188      $10.400     11,616
                                                                                    2006        $10.400      $10.958     22,682
                                                                                    2007        $10.958      $12.412     21,330
                                                                                    2008        $12.412       $8.678     20,942
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                    2004        $10.000      $11.358     17,686
                                                                                    2005        $11.358      $13.031     34,790
                                                                                    2006        $13.031      $14.281     59,884
                                                                                    2007        $14.281      $16.475     64,736
                                                                                    2008        $16.475       $9.285     65,487
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.810      9,973
                                                                                    2005        $10.810      $11.225     19,113
                                                                                    2006        $11.225      $13.240     32,735
                                                                                    2007        $13.240      $13.186     32,979
                                                                                    2008        $13.186       $7.416     30,949
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                    2004        $10.000       $9.782      8,431
                                                                                    2005         $9.782      $10.150     15,133
                                                                                    2006        $10.150      $10.639     12,757
                                                                                    2007        $10.639      $13.252     11,610
                                                                                    2008        $13.252       $6.867     10,570
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.639     19,374
                                                                                    2005        $10.639      $10.940     38,956
                                                                                    2006        $10.940      $12.421     47,101
                                                                                    2007        $12.421      $12.848     43,484
                                                                                    2008        $12.848       $7.940     42,371

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.187     17,114
                                                                                    2005        $10.187      $10.209     27,560
                                                                                    2006        $10.209      $10.457     57,716
                                                                                    2007        $10.457      $10.703     57,722
                                                                                    2008        $10.703      $10.162     35,678
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                    2004        $10.000       $9.938     51,691
                                                                                    2005         $9.938      $10.045     74,632
                                                                                    2006        $10.045      $10.337    192,128
                                                                                    2007        $10.337      $10.669     73,953
                                                                                    2008        $10.669      $10.784     77,363
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.901      7,523
                                                                                    2005        $10.901      $12.735     18,182
                                                                                    2006        $12.735      $14.752     45,465
                                                                                    2007        $14.752      $16.981     41,994
                                                                                    2008        $16.981       $9.359     43,333
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                    2004        $10.000      $10.595      5,967
                                                                                    2005        $10.595      $11.219     12,870
                                                                                    2006        $11.219      $12.184     13,649
                                                                                    2007        $12.184      $13.215     12,653
                                                                                    2008        $13.215      $10.909      8,151
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                    2004        $10.000      $11.286      3,249
                                                                                    2005        $11.286      $11.792      5,668
                                                                                    2006        $11.792      $13.693      7,470
                                                                                    2007        $13.693      $15.924     10,339
                                                                                    2008        $15.924      $14.972          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                    2004        $10.000      $11.459        100
                                                                                    2005        $11.459      $12.686      2,014
                                                                                    2006        $12.686      $13.614      5,844
                                                                                    2007        $13.614      $18.293      6,890
                                                                                    2008        $18.293      $10.019      8,371
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                    2004        $10.000      $11.271     14,791
                                                                                    2005        $11.271      $12.195     25,761
                                                                                    2006        $12.195      $13.801     38,409
                                                                                    2007        $13.801      $14.546     42,000
                                                                                    2008        $14.546      $10.315     35,961

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                    2004        $10.000      $11.307      1,136
                                                                                    2005        $11.307      $12.335      1,544
                                                                                    2006        $12.335      $13.439      1,462
                                                                                    2007        $13.439      $14.026      1,384
                                                                                    2008        $14.026       $8.795      1,493
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                    2005        $10.000      $10.951      4,643
                                                                                    2006        $10.951      $13.127     16,354
                                                                                    2007        $13.127      $12.120     20,721
                                                                                    2008        $12.120       $7.638     16,750
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                    2004        $10.000      $10.296      2,231
                                                                                    2005        $10.296      $10.503      2,460
                                                                                    2006        $10.503      $12.177        763
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                    2004        $10.000      $10.841     16,887
                                                                                    2005        $10.841      $11.041     31,570
                                                                                    2006        $11.041      $11.982     62,665
                                                                                    2007        $11.982      $11.745     57,126
                                                                                    2008        $11.745       $7.983     49,954
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                    2004        $10.000      $10.392      2,105
                                                                                    2005        $10.392      $10.828     14,773
                                                                                    2006        $10.828      $12.541     15,598
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                    2004        $10.000      $10.622     10,951
                                                                                    2005        $10.622      $10.662     13,496
                                                                                    2006        $10.662      $11.534     17,658
                                                                                    2007        $11.534      $11.518     13,948
                                                                                    2008        $11.518       $8.081     10,026
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                    2004        $10.000      $10.442        794
                                                                                    2005        $10.442      $10.705     16,256
                                                                                    2006        $10.705      $11.298     32,341
                                                                                    2007        $11.298      $12.335     31,186
                                                                                    2008        $12.335       $7.645     30,795

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                    2004        $10.000      $10.780      7,487
                                                                                    2005        $10.780      $11.347     15,204
                                                                                    2006        $11.347      $12.577     13,926
                                                                                    2007        $12.577      $13.609     11,547
                                                                                    2008        $13.609       $8.934     10,227
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                    2004        $10.000       $9.917      4,325
                                                                                    2005         $9.917      $10.245     16,617
                                                                                    2006        $10.245      $11.379     23,687
                                                                                    2007        $11.379      $11.442     23,385
                                                                                    2008        $11.442       $6.806     20,087
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                    2004        $10.000      $10.753     18,550
                                                                                    2005        $10.753      $10.851     33,933
                                                                                    2006        $10.851      $11.913     34,252
                                                                                    2007        $11.913      $12.177     29,763
                                                                                    2008        $12.177       $9.303     21,515
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                    2004        $10.000      $11.144      4,475
                                                                                    2005        $11.144      $11.669      5,600
                                                                                    2006        $11.669      $13.831      9,205
                                                                                    2007        $13.831      $14.634      9,903
                                                                                    2008        $14.634       $9.680      8,466
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                    2005        $10.000      $11.699     12,836
                                                                                    2006        $11.699      $11.817     22,088
                                                                                    2007        $11.817      $12.323     21,162
                                                                                    2008        $12.323       $6.155     20,131
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                    2004        $10.000      $11.359     14,763
                                                                                    2005        $11.359      $12.743     23,017
                                                                                    2006        $12.743      $14.709     29,712
                                                                                    2007        $14.709      $15.345     30,070
                                                                                    2008        $15.345       $9.005     24,869
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                    2004        $10.000      $11.292     16,824
                                                                                    2005        $11.292      $12.185     38,099
                                                                                    2006        $12.185      $13.742     53,251
                                                                                    2007        $13.742      $13.326     52,122
                                                                                    2008        $13.326       $8.125     52,425

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                    2004        $10.000      $10.353      9,061
                                                                                    2005        $10.353      $10.707     34,317
                                                                                    2006        $10.707      $10.761     51,188
                                                                                    2007        $10.761      $10.967     48,356
                                                                                    2008        $10.967      $10.529     37,586
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                    2004        $10.000       $9.931     15,877
                                                                                    2005         $9.931      $10.038     26,647
                                                                                    2006        $10.038      $10.329     31,447
                                                                                    2007        $10.329      $10.653     20,612
                                                                                    2008        $10.653      $10.714     42,945
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                    2004        $10.000      $10.567     18,991
                                                                                    2005        $10.567      $10.610     34,286
                                                                                    2006        $10.610      $10.509     51,726
                                                                                    2007        $10.509      $11.439     47,504
                                                                                    2008        $11.439      $10.458     39,083
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                    2004        $10.000      $10.254     29,314
                                                                                    2005        $10.254      $10.332     64,239
                                                                                    2006        $10.332      $10.554    101,181
                                                                                    2007        $10.554      $11.288     84,207
                                                                                    2008        $11.288      $11.637     62,363
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                    2004        $10.000      $10.783      2,849
                                                                                    2005        $10.783      $10.896      3,177
                                                                                    2006        $10.896      $11.874      5,784
                                                                                    2007        $11.874      $11.159      3,124
                                                                                    2008        $11.159       $7.553      1,365
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                    2004        $10.000      $11.198      1,870
                                                                                    2005        $11.198      $10.515     19,288
                                                                                    2006        $10.515      $11.518     15,921
                                                                                    2007        $11.518      $12.043     13,662
                                                                                    2008        $12.043      $10.881          0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                    2004        $10.000      $10.570          0
                                                                                    2005        $10.570      $11.821        311
                                                                                    2006        $11.821      $12.950      4,899
                                                                                    2007        $12.950      $15.632      6,302
                                                                                    2008        $15.632       $9.111      6,275

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                    2004        $10.000      $10.461      3,953
                                                                                    2005        $10.461      $10.869     50,707
                                                                                    2006        $10.869      $11.687     76,862
                                                                                    2007        $11.687      $12.929     72,925
                                                                                    2008        $12.929       $7.292     74,654
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                    2004        $10.000      $11.075     34,858
                                                                                    2005        $11.075      $11.296     65,614
                                                                                    2006        $11.296      $13.182     88,872
                                                                                    2007        $13.182      $13.356     88,547
                                                                                    2008        $13.356       $8.371     68,009
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                    2004        $10.000       $9.890         92
                                                                                    2005         $9.890       $9.747        941
                                                                                    2006         $9.747      $10.416      1,477
                                                                                    2007        $10.416      $10.659      1,525
                                                                                    2008        $10.659       $9.110      1,265
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                    2004        $10.000      $12.072      1,949
                                                                                    2005        $12.072      $15.673      4,907
                                                                                    2006        $15.673      $21.503     17,362
                                                                                    2007        $21.503      $29.100     18,313
                                                                                    2008        $29.100      $10.079     17,741
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                    2004        $10.000      $12.421      3,871
                                                                                    2005        $12.421      $18.529     12,647
                                                                                    2006        $18.529      $22.687      7,618
                                                                                    2007        $22.687      $32.431      7,630
                                                                                    2008        $32.431      $17.183      8,198
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                    2004        $10.000      $11.081      1,289
                                                                                    2005        $11.081      $12.110      1,749
                                                                                    2006        $12.110      $12.497      2,402
                                                                                    2007        $12.497      $14.453      2,920
                                                                                    2008        $14.453       $7.557      2,567
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                    2004        $10.000      $10.159      9,093
                                                                                    2005        $10.159      $10.319     11,040
                                                                                    2006        $10.319      $10.465     18,003
                                                                                    2007        $10.465      $11.013     17,045
                                                                                    2008        $11.013      $10.996     11,905

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                    2004        $10.000      $11.052     14,677
                                                                                    2005        $11.052      $11.927     35,211
                                                                                    2006        $11.927      $13.605     46,567
                                                                                    2007        $13.605      $13.717     55,485
                                                                                    2008        $13.717       $9.145     38,892
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                    2004        $10.000      $10.354      1,230
                                                                                    2005        $10.354      $11.760     10,581
                                                                                    2006        $11.760      $12.008     11,949
                                                                                    2007        $12.008      $14.367      8,554
                                                                                    2008        $14.367       $7.157      7,482
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                    2004        $10.000      $12.817     38,247
                                                                                    2005        $12.817      $14.718     53,066
                                                                                    2006        $14.718      $19.929     42,908
                                                                                    2007        $19.929      $16.213     32,802
                                                                                    2008        $16.213       $9.877     25,850
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                    2007        $10.000       $9.489        219
                                                                                    2008         $9.489       $5.919        378
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                    2007        $10.000       $9.728     19,221
                                                                                    2008         $9.728       $6.159     16,635
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                    2008        $10.000       $6.969      9,836



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.55

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.705            0
                                                                                   2005       $10.705      $11.090            0
                                                                                   2006       $11.090      $12.306            0
                                                                                   2007       $12.306      $12.255            0
                                                                                   2008       $12.255       $5.791       68,752
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.265            0
                                                                                   2005       $10.265      $10.951            0
                                                                                   2006       $10.951      $11.412            0
                                                                                   2007       $11.412      $12.526            0
                                                                                   2008       $12.526       $7.061       29,899
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.770            0
                                                                                   2007       $10.770      $11.415            0
                                                                                   2008       $11.415       $7.814       53,384
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.948            0
                                                                                   2005       $10.948      $11.539        1,673
                                                                                   2006       $11.539      $12.583        1,625
                                                                                   2007       $12.583      $13.509            0
                                                                                   2008       $13.509       $9.466      119,689
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.065            0
                                                                                   2005       $10.065      $11.048            0
                                                                                   2006       $11.048      $11.388            0
                                                                                   2007       $11.388      $13.384            0
                                                                                   2008       $13.384       $7.062       64,904

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.181            0
                                                                                   2005       $10.181      $11.420            0
                                                                                   2006       $11.420      $13.348            0
                                                                                   2007       $13.348      $17.466            0
                                                                                   2008       $17.466       $9.393       32,517
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.589            0
                                                                                   2005       $10.589      $11.396            0
                                                                                   2006       $11.396      $12.304            0
                                                                                   2007       $12.304      $15.868            0
                                                                                   2008       $15.868       $6.474      113,138
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.179          413
                                                                                   2005       $10.179      $10.379          719
                                                                                   2006       $10.379      $10.926          288
                                                                                   2007       $10.926      $12.363          256
                                                                                   2008       $12.363       $8.635       19,374
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.347        1,036
                                                                                   2005       $11.347      $13.005          982
                                                                                   2006       $13.005      $14.239        2,052
                                                                                   2007       $14.239      $16.409        5,684
                                                                                   2008       $16.409       $9.239      244,175
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.800            0
                                                                                   2005       $10.800      $11.203        3,528
                                                                                   2006       $11.203      $13.201        3,115
                                                                                   2007       $13.201      $13.134        3,120
                                                                                   2008       $13.134       $7.379      212,525
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.772            0
                                                                                   2005        $9.772      $10.130            0
                                                                                   2006       $10.130      $10.608            0
                                                                                   2007       $10.608      $13.199            0
                                                                                   2008       $13.199       $6.833       49,050
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.629            0
                                                                                   2005       $10.629      $10.919        5,180
                                                                                   2006       $10.919      $12.385        2,743
                                                                                   2007       $12.385      $12.797        2,714
                                                                                   2008       $12.797       $7.901      314,943

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.178            0
                                                                                   2005       $10.178      $10.189        3,154
                                                                                   2006       $10.189      $10.426        3,242
                                                                                   2007       $10.426      $10.661        7,173
                                                                                   2008       $10.661      $10.112      241,772
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.928        6,756
                                                                                   2005        $9.928      $10.026       17,889
                                                                                   2006       $10.026      $10.306       18,959
                                                                                   2007       $10.306      $10.627       18,613
                                                                                   2008       $10.627      $10.730      361,507
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.891          499
                                                                                   2005       $10.891      $12.711          473
                                                                                   2006       $12.711      $14.709            0
                                                                                   2007       $14.709      $16.914            0
                                                                                   2008       $16.914       $9.312      203,194
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.586            0
                                                                                   2005       $10.586      $11.198          284
                                                                                   2006       $11.198      $12.148          259
                                                                                   2007       $12.148      $13.162          240
                                                                                   2008       $13.162      $10.855       47,871
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.275            0
                                                                                   2005       $11.275      $11.769            0
                                                                                   2006       $11.769      $13.652            0
                                                                                   2007       $13.652      $15.861            0
                                                                                   2008       $15.861      $14.907            0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.448            0
                                                                                   2005       $11.448      $12.661            0
                                                                                   2006       $12.661      $13.574            0
                                                                                   2007       $13.574      $18.221            0
                                                                                   2008       $18.221       $9.969       37,101
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.261        4,467
                                                                                   2005       $11.261      $12.171        7,195
                                                                                   2006       $12.171      $13.760        7,069
                                                                                   2007       $13.760      $14.488        3,814
                                                                                   2008       $14.488      $10.263      136,183

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.297            0
                                                                                   2005       $11.297      $12.311        1,568
                                                                                   2006       $12.311      $13.399        1,526
                                                                                   2007       $13.399      $13.970        1,452
                                                                                   2008       $13.970       $8.751       28,477
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.944            0
                                                                                   2006       $10.944      $13.104            0
                                                                                   2007       $13.104      $12.087            0
                                                                                   2008       $12.087       $7.610       45,713
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.286            0
                                                                                   2005       $10.286      $10.482            0
                                                                                   2006       $10.482      $12.141            0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.831        7,273
                                                                                   2005       $10.831      $11.019       12,655
                                                                                   2006       $11.019      $11.947       11,088
                                                                                   2007       $11.947      $11.698        6,042
                                                                                   2008       $11.698       $7.944      197,482
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.383            0
                                                                                   2005       $10.383      $10.807            0
                                                                                   2006       $10.807      $12.504            0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.612            0
                                                                                   2005       $10.612      $10.641        2,966
                                                                                   2006       $10.641      $11.500        2,800
                                                                                   2007       $11.500      $11.472        2,786
                                                                                   2008       $11.472       $8.040       51,340
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.433            0
                                                                                   2005       $10.433      $10.684          799
                                                                                   2006       $10.684      $11.264          912
                                                                                   2007       $11.264      $12.286          908
                                                                                   2008       $12.286       $7.607      145,460

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.770            0
                                                                                   2005       $10.770      $11.325        1,516
                                                                                   2006       $11.325      $12.540        1,729
                                                                                   2007       $12.540      $13.555        1,721
                                                                                   2008       $13.555       $8.889       19,437
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.908            0
                                                                                   2005        $9.908      $10.225            0
                                                                                   2006       $10.225      $11.345            0
                                                                                   2007       $11.345      $11.397            0
                                                                                   2008       $11.397       $6.772       33,473
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.743            0
                                                                                   2005       $10.743      $10.830        1,086
                                                                                   2006       $10.830      $11.878        1,170
                                                                                   2007       $11.878      $12.128        1,162
                                                                                   2008       $12.128       $9.256      134,563
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.134            0
                                                                                   2005       $11.134      $11.647          734
                                                                                   2006       $11.647      $13.790          838
                                                                                   2007       $13.790      $14.576          834
                                                                                   2008       $14.576       $9.632       34,512
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.691            0
                                                                                   2006       $11.691      $11.797            0
                                                                                   2007       $11.797      $12.289            0
                                                                                   2008       $12.289       $6.132       32,223
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.348            0
                                                                                   2005       $11.348      $12.718          417
                                                                                   2006       $12.718      $14.666          406
                                                                                   2007       $14.666      $15.284          393
                                                                                   2008       $15.284       $8.960      164,589
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.282          322
                                                                                   2005       $11.282      $12.162          742
                                                                                   2006       $12.162      $13.701          434
                                                                                   2007       $13.701      $13.273          453
                                                                                   2008       $13.273       $8.084      299,590

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.343        1,124
                                                                                   2005       $10.343      $10.686        4,873
                                                                                   2006       $10.686      $10.730        3,016
                                                                                   2007       $10.730      $10.924        2,941
                                                                                   2008       $10.924      $10.477      115,862
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.922            0
                                                                                   2005        $9.922      $10.019        1,269
                                                                                   2006       $10.019      $10.298          883
                                                                                   2007       $10.298      $10.611          865
                                                                                   2008       $10.611      $10.660      184,450
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.557        3,398
                                                                                   2005       $10.557      $10.589        5,143
                                                                                   2006       $10.589      $10.478        3,657
                                                                                   2007       $10.478      $11.393        7,110
                                                                                   2008       $11.393      $10.406      221,441
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.245          409
                                                                                   2005       $10.245      $10.312        5,393
                                                                                   2006       $10.312      $10.522        5,018
                                                                                   2007       $10.522      $11.244        8,475
                                                                                   2008       $11.244      $11.579      431,766
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.776            0
                                                                                   2005       $10.776      $10.877            0
                                                                                   2006       $10.877      $11.842            0
                                                                                   2007       $11.842      $11.117            0
                                                                                   2008       $11.117       $7.517       60,579
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.187          487
                                                                                   2005       $11.187      $10.494          462
                                                                                   2006       $10.494      $11.484            0
                                                                                   2007       $11.484      $11.995            0
                                                                                   2008       $11.995      $10.837            0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.560            0
                                                                                   2005       $10.560      $11.798            0
                                                                                   2006       $11.798      $12.912            0
                                                                                   2007       $12.912      $15.570            0
                                                                                   2008       $15.570       $9.066       19,063

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.451            0
                                                                                   2005       $10.451      $10.848            0
                                                                                   2006       $10.848      $11.653            0
                                                                                   2007       $11.653      $12.878            0
                                                                                   2008       $12.878       $7.256      297,848
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.065        4,546
                                                                                   2005       $11.065      $11.274        6,445
                                                                                   2006       $11.274      $13.143        6,281
                                                                                   2007       $13.143      $13.303        6,360
                                                                                   2008       $13.303       $8.330      469,594
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.881            0
                                                                                   2005        $9.881       $9.728            0
                                                                                   2006        $9.728      $10.386            0
                                                                                   2007       $10.386      $10.617            0
                                                                                   2008       $10.617       $9.065       22,322
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.061            0
                                                                                   2005       $12.061      $15.642            0
                                                                                   2006       $15.642      $21.439            0
                                                                                   2007       $21.439      $28.985            0
                                                                                   2008       $28.985      $10.029       38,919
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.409            0
                                                                                   2005       $12.409      $18.493            0
                                                                                   2006       $18.493      $22.621            0
                                                                                   2007       $22.621      $32.302            0
                                                                                   2008       $32.302      $17.097       35,193
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.071            0
                                                                                   2005       $11.071      $12.086            0
                                                                                   2006       $12.086      $12.460            0
                                                                                   2007       $12.460      $14.395            0
                                                                                   2008       $14.395       $7.519       26,289
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.150          854
                                                                                   2005       $10.150      $10.299        1,140
                                                                                   2006       $10.299      $10.434          301
                                                                                   2007       $10.434      $10.970        4,197
                                                                                   2008       $10.970      $10.941       40,231

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.042            0
                                                                                   2005       $11.042      $11.904            0
                                                                                   2006       $11.904      $13.564            0
                                                                                   2007       $13.564      $13.662            0
                                                                                   2008       $13.662       $9.099      269,341
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.345            0
                                                                                   2005       $10.345      $11.737            0
                                                                                   2006       $11.737      $11.972            0
                                                                                   2007       $11.972      $14.310            0
                                                                                   2008       $14.310       $7.121       27,920
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.805        8,300
                                                                                   2005       $12.805      $14.690       11,022
                                                                                   2006       $14.690      $19.870        9,270
                                                                                   2007       $19.870      $16.149        4,718
                                                                                   2008       $16.149       $9.828      165,032
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.482            0
                                                                                   2008        $9.482       $5.909       20,287
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.722            0
                                                                                   2008        $9.722       $6.149        6,335
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.934       41,584



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.



    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.701       23,469
                                                                                   2005       $10.701      $11.079       23,974
                                                                                   2006       $11.079      $12.288       14,556
                                                                                   2007       $12.288      $12.230       15,042
                                                                                   2008       $12.230       $5.776       28,022
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.260          527
                                                                                   2005       $10.260      $10.940        2,311
                                                                                   2006       $10.940      $11.395        5,077
                                                                                   2007       $11.395      $12.501        4,934
                                                                                   2008       $12.501       $7.043       14,356
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.767        2,840
                                                                                   2007       $10.767      $11.405        1,721
                                                                                   2008       $11.405       $7.804       23,452
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.943        5,303
                                                                                   2005       $10.943      $11.528       16,495
                                                                                   2006       $11.528      $12.564       16,850
                                                                                   2007       $12.564      $13.482       15,594
                                                                                   2008       $13.482       $9.442       35,385
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.061          101
                                                                                   2005       $10.061      $11.038          249
                                                                                   2006       $11.038      $11.371          328
                                                                                   2007       $11.371      $13.357          424
                                                                                   2008       $13.357       $7.044       20,165

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.177            0
                                                                                   2005       $10.177      $11.409            0
                                                                                   2006       $11.409      $13.328          507
                                                                                   2007       $13.328      $17.432          624
                                                                                   2008       $17.432       $9.369       12,250
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.584        2,142
                                                                                   2005       $10.584      $11.385       10,090
                                                                                   2006       $11.385      $12.286       10,435
                                                                                   2007       $12.286      $15.837        8,540
                                                                                   2008       $15.837       $6.458       30,915
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.174            0
                                                                                   2005       $10.174      $10.369        3,094
                                                                                   2006       $10.369      $10.910        3,248
                                                                                   2007       $10.910      $12.338        3,122
                                                                                   2008       $12.338       $8.614       15,530
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.342        5,238
                                                                                   2005       $11.342      $12.993       15,699
                                                                                   2006       $12.993      $14.218       15,968
                                                                                   2007       $14.218      $16.377       15,223
                                                                                   2008       $16.377       $9.216      102,855
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.795       27,292
                                                                                   2005       $10.795      $11.192       32,085
                                                                                   2006       $11.192      $13.182       22,922
                                                                                   2007       $13.182      $13.108       22,754
                                                                                   2008       $13.108       $7.361      102,049
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.768        1,488
                                                                                   2005        $9.768      $10.120        1,379
                                                                                   2006       $10.120      $10.592        1,425
                                                                                   2007       $10.592      $13.173        1,183
                                                                                   2008       $13.173       $6.816       71,379
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.624        8,387
                                                                                   2005       $10.624      $10.908       32,026
                                                                                   2006       $10.908      $12.366       33,411
                                                                                   2007       $12.366      $12.772       33,537
                                                                                   2008       $12.772       $7.881      225,131

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.173       20,705
                                                                                   2005       $10.173      $10.180       25,284
                                                                                   2006       $10.180      $10.410       18,592
                                                                                   2007       $10.410      $10.639       17,276
                                                                                   2008       $10.639      $10.086      138,607
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.924       26,498
                                                                                   2005        $9.924      $10.016       25,659
                                                                                   2006       $10.016      $10.291       23,204
                                                                                   2007       $10.291      $10.606       22,503
                                                                                   2008       $10.606      $10.703      280,115
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.886            0
                                                                                   2005       $10.886      $12.698        1,411
                                                                                   2006       $12.698      $14.687        4,357
                                                                                   2007       $14.687      $16.880        3,215
                                                                                   2008       $16.880       $9.289       71,734
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.581          122
                                                                                   2005       $10.581      $11.187        5,924
                                                                                   2006       $11.187      $12.130        5,949
                                                                                   2007       $12.130      $13.136        5,806
                                                                                   2008       $13.136      $10.828       22,471
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.270            0
                                                                                   2005       $11.270      $11.758          110
                                                                                   2006       $11.758      $13.632            0
                                                                                   2007       $13.632      $15.829            0
                                                                                   2008       $15.829      $14.875            0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.443        8,469
                                                                                   2005       $11.443      $12.649        8,440
                                                                                   2006       $12.649      $13.554        5,285
                                                                                   2007       $13.554      $18.185        4,166
                                                                                   2008       $18.185       $9.944       14,716
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.256        3,099
                                                                                   2005       $11.256      $12.159       13,532
                                                                                   2006       $12.159      $13.740       13,930
                                                                                   2007       $13.740      $14.459       13,978
                                                                                   2008       $14.459      $10.238       42,657

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.292            0
                                                                                   2005       $11.292      $12.299          415
                                                                                   2006       $12.299      $13.379          402
                                                                                   2007       $13.379      $13.943          411
                                                                                   2008       $13.943       $8.729       10,922
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.940            0
                                                                                   2006       $10.940      $13.093          347
                                                                                   2007       $13.093      $12.071          108
                                                                                   2008       $12.071       $7.596       19,904
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.281          145
                                                                                   2005       $10.281      $10.472        4,277
                                                                                   2006       $10.472      $12.123        4,275
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.826        4,931
                                                                                   2005       $10.826      $11.008        5,994
                                                                                   2006       $11.008      $11.929        6,928
                                                                                   2007       $11.929      $11.675        6,308
                                                                                   2008       $11.675       $7.924       53,932
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.378            0
                                                                                   2005       $10.378      $10.797            0
                                                                                   2006       $10.797      $12.485            0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.608           16
                                                                                   2005       $10.608      $10.631           60
                                                                                   2006       $10.631      $11.483           94
                                                                                   2007       $11.483      $11.449           70
                                                                                   2008       $11.449       $8.020       27,280
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.428            0
                                                                                   2005       $10.428      $10.673            0
                                                                                   2006       $10.673      $11.248        1,405
                                                                                   2007       $11.248      $12.262        1,398
                                                                                   2008       $12.262       $7.588       22,364

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.765            0
                                                                                   2005       $10.765      $11.314            0
                                                                                   2006       $11.314      $12.521            0
                                                                                   2007       $12.521      $13.528            0
                                                                                   2008       $13.528       $8.867        5,345
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.903          448
                                                                                   2005        $9.903      $10.215          545
                                                                                   2006       $10.215      $11.329          724
                                                                                   2007       $11.329      $11.374          760
                                                                                   2008       $11.374       $6.755       10,509
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.739          275
                                                                                   2005       $10.739      $10.820          530
                                                                                   2006       $10.820      $11.861          527
                                                                                   2007       $11.861      $12.104          528
                                                                                   2008       $12.104       $9.233       26,900
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.128            0
                                                                                   2005       $11.128      $11.635            0
                                                                                   2006       $11.635      $13.770          661
                                                                                   2007       $13.770      $14.547          661
                                                                                   2008       $14.547       $9.608        4,507
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.687            0
                                                                                   2006       $11.687      $11.787            0
                                                                                   2007       $11.787      $12.272            0
                                                                                   2008       $12.272       $6.120        7,593
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.343            0
                                                                                   2005       $11.343      $12.706        3,266
                                                                                   2006       $12.706      $14.644        2,777
                                                                                   2007       $14.644      $15.254        2,087
                                                                                   2008       $15.254       $8.938       64,672
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.277       10,544
                                                                                   2005       $11.277      $12.150       15,083
                                                                                   2006       $12.150      $13.681       12,016
                                                                                   2007       $13.681      $13.246       11,999
                                                                                   2008       $13.246       $8.064       43,930

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.339            0
                                                                                   2005       $10.339      $10.676          991
                                                                                   2006       $10.676      $10.714        1,087
                                                                                   2007       $10.714      $10.902        1,082
                                                                                   2008       $10.902      $10.451       27,562
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.918          733
                                                                                   2005        $9.918      $10.009        3,410
                                                                                   2006       $10.009      $10.283        5,897
                                                                                   2007       $10.283      $10.590        5,990
                                                                                   2008       $10.590      $10.634       91,586
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.552           55
                                                                                   2005       $10.552      $10.579        1,088
                                                                                   2006       $10.579      $10.462        1,234
                                                                                   2007       $10.462      $11.371        1,187
                                                                                   2008       $11.371      $10.380       41,393
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.240        2,138
                                                                                   2005       $10.240      $10.302       15,431
                                                                                   2006       $10.302      $10.507       17,338
                                                                                   2007       $10.507      $11.221       15,482
                                                                                   2008       $11.221      $11.550      109,474
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.772        1,218
                                                                                   2005       $10.772      $10.868        3,095
                                                                                   2006       $10.868      $11.826        3,236
                                                                                   2007       $11.826      $11.096        3,703
                                                                                   2008       $11.096       $7.499        9,792
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.182           95
                                                                                   2005       $11.182      $10.484          212
                                                                                   2006       $10.484      $11.467          324
                                                                                   2007       $11.467      $11.971            0
                                                                                   2008       $11.971      $10.815            0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.555            0
                                                                                   2005       $10.555      $11.787       11,664
                                                                                   2006       $11.787      $12.893       11,663
                                                                                   2007       $12.893      $15.539       11,661
                                                                                   2008       $15.539       $9.043       13,735

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.446            0
                                                                                   2005       $10.446      $10.837           21
                                                                                   2006       $10.837      $11.636        3,369
                                                                                   2007       $11.636      $12.852        2,677
                                                                                   2008       $12.852       $7.238       68,814
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.060            0
                                                                                   2005       $11.060      $11.263        9,808
                                                                                   2006       $11.263      $13.123       11,457
                                                                                   2007       $13.123      $13.276       11,443
                                                                                   2008       $13.276       $8.309       93,184
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.876            0
                                                                                   2005        $9.876       $9.719            0
                                                                                   2006        $9.719      $10.370        1,509
                                                                                   2007       $10.370      $10.595        1,506
                                                                                   2008       $10.595       $9.042        3,607
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.055          375
                                                                                   2005       $12.055      $15.627          462
                                                                                   2006       $15.627      $21.408          788
                                                                                   2007       $21.408      $28.927          788
                                                                                   2008       $28.927      $10.004       15,749
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.403            0
                                                                                   2005       $12.403      $18.475          175
                                                                                   2006       $18.475      $22.587          170
                                                                                   2007       $22.587      $32.238          133
                                                                                   2008       $32.238      $17.055       36,260
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.066            0
                                                                                   2005       $11.066      $12.075            0
                                                                                   2006       $12.075      $12.441            0
                                                                                   2007       $12.441      $14.367            0
                                                                                   2008       $14.367       $7.500        5,141
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.145        3,277
                                                                                   2005       $10.145      $10.289        7,972
                                                                                   2006       $10.289      $10.419        8,509
                                                                                   2007       $10.419      $10.948        8,280
                                                                                   2008       $10.948      $10.914       24,600

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.037           94
                                                                                   2005       $11.037      $11.892        1,007
                                                                                   2006       $11.892      $13.544        2,680
                                                                                   2007       $13.544      $13.635        2,368
                                                                                   2008       $13.635       $9.076       41,700
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.340            0
                                                                                   2005       $10.340      $11.726            0
                                                                                   2006       $11.726      $11.954            0
                                                                                   2007       $11.954      $14.281            0
                                                                                   2008       $14.281       $7.103        3,770
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.799        5,273
                                                                                   2005       $12.799      $14.675       12,865
                                                                                   2006       $14.675      $19.841       11,221
                                                                                   2007       $19.841      $16.117       12,760
                                                                                   2008       $16.117       $9.803       52,161
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.479        5,426
                                                                                   2008        $9.479       $5.904        8,461
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.718            0
                                                                                   2008        $9.718       $6.144        8,585
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.916        7,352



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)  Morgan  Stanley  Investment   Management  Inc.,  the  adviser  to  the  UIF
     Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.696        7,112
                                                                                   2005       $10.696      $11.068       10,891
                                                                                   2006       $11.068      $12.270       11,006
                                                                                   2007       $12.270      $12.206        8,453
                                                                                   2008       $12.206       $5.762       49,020
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.255        2,366
                                                                                   2005       $10.255      $10.930        2,867
                                                                                   2006       $10.930      $11.378        3,561
                                                                                   2007       $11.378      $12.477        1,778
                                                                                   2008       $12.477       $7.026       11,216
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.763        6,887
                                                                                   2007       $10.763      $11.395        6,782
                                                                                   2008       $11.395       $7.793       22,384
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.938        8,499
                                                                                   2005       $10.938      $11.516       13,413
                                                                                   2006       $11.516      $12.545       13,948
                                                                                   2007       $12.545      $13.455       14,698
                                                                                   2008       $13.455       $9.418       51,448
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.056        4,479
                                                                                   2005       $10.056      $11.027        6,650
                                                                                   2006       $11.027      $11.354        5,034
                                                                                   2007       $11.354      $13.331        4,512
                                                                                   2008       $13.331       $7.027       37,120

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.172        1,061
                                                                                   2005       $10.172      $11.398        1,201
                                                                                   2006       $11.398      $13.309        7,621
                                                                                   2007       $13.309      $17.397       14,266
                                                                                   2008       $17.397       $9.346       17,482
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.579        7,263
                                                                                   2005       $10.579      $11.374       11,070
                                                                                   2006       $11.374      $12.268       10,619
                                                                                   2007       $12.268      $15.805        7,015
                                                                                   2008       $15.805       $6.442       44,023
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.170        1,999
                                                                                   2005       $10.170      $10.359        2,642
                                                                                   2006       $10.359      $10.894        1,979
                                                                                   2007       $10.894      $12.314       14,576
                                                                                   2008       $12.314       $8.592       26,229
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.337       16,346
                                                                                   2005       $11.337      $12.980       26,954
                                                                                   2006       $12.980      $14.197       29,471
                                                                                   2007       $14.197      $16.344       28,128
                                                                                   2008       $16.344       $9.193      114,174
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.790        9,412
                                                                                   2005       $10.790      $11.181       24,315
                                                                                   2006       $11.181      $13.162       26,511
                                                                                   2007       $13.162      $13.082       25,360
                                                                                   2008       $13.082       $7.342       97,712
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.763        6,828
                                                                                   2005        $9.763      $10.111       11,467
                                                                                   2006       $10.111      $10.576       13,328
                                                                                   2007       $10.576      $13.147       11,803
                                                                                   2008       $13.147       $6.799       36,191
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.619        6,642
                                                                                   2005       $10.619      $10.898       31,767
                                                                                   2006       $10.898      $12.348       37,096
                                                                                   2007       $12.348      $12.746       32,216
                                                                                   2008       $12.746       $7.861      132,729

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.168        5,838
                                                                                   2005       $10.168      $10.170       17,730
                                                                                   2006       $10.170      $10.395       18,619
                                                                                   2007       $10.395      $10.618       17,577
                                                                                   2008       $10.618      $10.061       88,732
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.919        8,947
                                                                                   2005        $9.919      $10.006       26,111
                                                                                   2006       $10.006      $10.276       46,146
                                                                                   2007       $10.276      $10.585       35,722
                                                                                   2008       $10.585      $10.676      380,269
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.881        5,405
                                                                                   2005       $10.881      $12.686       15,443
                                                                                   2006       $12.686      $14.665       18,666
                                                                                   2007       $14.665      $16.847       21,837
                                                                                   2008       $16.847       $9.266       92,489
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.576        1,847
                                                                                   2005       $10.576      $11.176        8,790
                                                                                   2006       $11.176      $12.112        8,083
                                                                                   2007       $12.112      $13.110       17,819
                                                                                   2008       $13.110      $10.801       37,129
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.265          966
                                                                                   2005       $11.265      $11.747        3,764
                                                                                   2006       $11.747      $13.612        3,723
                                                                                   2007       $13.612      $15.798        3,505
                                                                                   2008       $15.798      $14.843            0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.438          391
                                                                                   2005       $11.438      $12.636        3,451
                                                                                   2006       $12.636      $13.534        4,951
                                                                                   2007       $13.534      $18.148       10,801
                                                                                   2008       $18.148       $9.919       32,692
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.251        4,526
                                                                                   2005       $11.251      $12.148       14,237
                                                                                   2006       $12.148      $13.720       17,755
                                                                                   2007       $13.720      $14.430       16,855
                                                                                   2008       $14.430      $10.212       76,672

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.287        1,254
                                                                                   2005       $11.287      $12.287        1,751
                                                                                   2006       $12.287      $13.359        1,923
                                                                                   2007       $13.359      $13.915        1,263
                                                                                   2008       $13.915       $8.708       10,916
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.936        1,432
                                                                                   2006       $10.936      $13.082        2,200
                                                                                   2007       $13.082      $12.054        2,632
                                                                                   2008       $12.054       $7.581       10,403
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.277          279
                                                                                   2005       $10.277      $10.462          567
                                                                                   2006       $10.462      $12.105        1,160
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.821       21,082
                                                                                   2005       $10.821      $10.998       27,131
                                                                                   2006       $10.998      $11.912       27,881
                                                                                   2007       $11.912      $11.652       10,887
                                                                                   2008       $11.652       $7.904       71,077
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.373        1,793
                                                                                   2005       $10.373      $10.786        1,767
                                                                                   2006       $10.786      $12.467        1,618
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.603        5,313
                                                                                   2005       $10.603      $10.620        6,882
                                                                                   2006       $10.620      $11.466        6,829
                                                                                   2007       $11.466      $11.426        6,972
                                                                                   2008       $11.426       $8.000       37,351
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.423          752
                                                                                   2005       $10.423      $10.663       16,397
                                                                                   2006       $10.663      $11.231       17,096
                                                                                   2007       $11.231      $12.237       14,353
                                                                                   2008       $12.237       $7.569       34,980

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.760            3
                                                                                   2005       $10.760      $11.303          762
                                                                                   2006       $11.303      $12.503          849
                                                                                   2007       $12.503      $13.501          488
                                                                                   2008       $13.501       $8.845        7,488
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.899        1,975
                                                                                   2005        $9.899      $10.205        5,766
                                                                                   2006       $10.205      $11.312        5,979
                                                                                   2007       $11.312      $11.351        6,542
                                                                                   2008       $11.351       $6.738       16,254
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.734        6,630
                                                                                   2005       $10.734      $10.809       18,067
                                                                                   2006       $10.809      $11.843       18,581
                                                                                   2007       $11.843      $12.080       14,928
                                                                                   2008       $12.080       $9.210       52,421
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.123        1,252
                                                                                   2005       $11.123      $11.624        3,427
                                                                                   2006       $11.624      $13.749        4,962
                                                                                   2007       $13.749      $14.518        3,945
                                                                                   2008       $14.518       $9.584       13,951
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.683        1,007
                                                                                   2006       $11.683      $11.777        1,933
                                                                                   2007       $11.777      $12.256        1,933
                                                                                   2008       $12.256       $6.109        8,284
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.338        5,827
                                                                                   2005       $11.338      $12.693       16,246
                                                                                   2006       $12.693      $14.623       15,106
                                                                                   2007       $14.623      $15.223       13,587
                                                                                   2008       $15.223       $8.915       43,995
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.271        2,933
                                                                                   2005       $11.271      $12.138       11,461
                                                                                   2006       $12.138      $13.661       12,743
                                                                                   2007       $13.661      $13.220       15,692
                                                                                   2008       $13.220       $8.044       66,995

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.334        1,649
                                                                                   2005       $10.334      $10.665        9,165
                                                                                   2006       $10.665      $10.698        9,341
                                                                                   2007       $10.698      $10.880        8,100
                                                                                   2008       $10.880      $10.425       42,154
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.913        7,507
                                                                                   2005        $9.913       $9.999       14,091
                                                                                   2006        $9.999      $10.268       47,729
                                                                                   2007       $10.268      $10.569       36,491
                                                                                   2008       $10.569      $10.607      181,670
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.547       24,985
                                                                                   2005       $10.547      $10.569       44,824
                                                                                   2006       $10.569      $10.447       44,115
                                                                                   2007       $10.447      $11.348       41,283
                                                                                   2008       $11.348      $10.354      141,456
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.235       19,432
                                                                                   2005       $10.235      $10.292       39,729
                                                                                   2006       $10.292      $10.491       44,592
                                                                                   2007       $10.491      $11.199       46,384
                                                                                   2008       $11.199      $11.521      146,791
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.768          623
                                                                                   2005       $10.768      $10.859          486
                                                                                   2006       $10.859      $11.810        1,047
                                                                                   2007       $11.810      $11.076        1,115
                                                                                   2008       $11.076       $7.481       13,158
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.177        5,029
                                                                                   2005       $11.177      $10.474       12,631
                                                                                   2006       $10.474      $11.450        9,914
                                                                                   2007       $11.450      $11.948        6,304
                                                                                   2008       $11.948      $10.793            0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.550          977
                                                                                   2005       $10.550      $11.775        1,160
                                                                                   2006       $11.775      $12.874           53
                                                                                   2007       $12.874      $15.508           36
                                                                                   2008       $15.508       $9.021        6,277

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.441        3,482
                                                                                   2005       $10.441      $10.827       19,342
                                                                                   2006       $10.827      $11.618       24,978
                                                                                   2007       $11.618      $12.826       30,607
                                                                                   2008       $12.826       $7.219       97,722
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.055       10,111
                                                                                   2005       $11.055      $11.252       34,490
                                                                                   2006       $11.252      $13.104       34,376
                                                                                   2007       $13.104      $13.250       32,505
                                                                                   2008       $13.250       $8.288      141,687
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.872          473
                                                                                   2005        $9.872       $9.709        1,111
                                                                                   2006        $9.709      $10.355        1,200
                                                                                   2007       $10.355      $10.574        1,948
                                                                                   2008       $10.574       $9.019       16,394
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.050          514
                                                                                   2005       $12.050      $15.612        1,205
                                                                                   2006       $15.612      $21.376        3,116
                                                                                   2007       $21.376      $28.870        1,877
                                                                                   2008       $28.870       $9.979       11,408
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.398        1,242
                                                                                   2005       $12.398      $18.457        3,166
                                                                                   2006       $18.457      $22.554        1,962
                                                                                   2007       $22.554      $32.174        3,637
                                                                                   2008       $32.174      $17.012       22,455
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.060        5,158
                                                                                   2005       $11.060      $12.063        5,401
                                                                                   2006       $12.063      $12.423        5,478
                                                                                   2007       $12.423      $14.338        1,115
                                                                                   2008       $14.338       $7.481        4,413

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.140        5,308
                                                                                   2005       $10.140      $10.279        6,612
                                                                                   2006       $10.279      $10.403        8,806
                                                                                   2007       $10.403      $10.926        8,886
                                                                                   2008       $10.926      $10.886       44,761
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.032       19,945
                                                                                   2005       $11.032      $11.881       33,271
                                                                                   2006       $11.881      $13.524       40,944
                                                                                   2007       $13.524      $13.608       22,621
                                                                                   2008       $13.608       $9.054       89,162
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.335       16,466
                                                                                   2005       $10.335      $11.715       17,631
                                                                                   2006       $11.715      $11.937       17,595
                                                                                   2007       $11.937      $14.253          645
                                                                                   2008       $14.253       $7.086        1,679
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.794        3,123
                                                                                   2005       $12.794      $14.661       17,301
                                                                                   2006       $14.661      $19.812       17,485
                                                                                   2007       $19.812      $16.085       16,535
                                                                                   2008       $16.085       $9.779       88,008
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.476          746
                                                                                   2008        $9.476       $5.899       12,263
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.715        1,850
                                                                                   2008        $9.715       $6.138       13,770
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.899       14,710



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.691       2,941
                                                                                   2005       $10.691      $11.057       3,494
                                                                                   2006       $11.057      $12.252       3,214
                                                                                   2007       $12.252      $12.182       3,109
                                                                                   2008       $12.182       $5.747       4,282
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.251           0
                                                                                   2005       $10.251      $10.919           0
                                                                                   2006       $10.919      $11.361           0
                                                                                   2007       $11.361      $12.452           0
                                                                                   2008       $12.452       $7.008           0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.759           0
                                                                                   2007       $10.759      $11.385           0
                                                                                   2008       $11.385       $7.782         117
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.933           0
                                                                                   2005       $10.933      $11.505       5,375
                                                                                   2006       $11.505      $12.527       7,260
                                                                                   2007       $12.527      $13.428       7,032
                                                                                   2008       $13.428       $9.395       7,139
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.051           0
                                                                                   2005       $10.051      $11.016         546
                                                                                   2006       $11.016      $11.337         582
                                                                                   2007       $11.337      $13.304         511
                                                                                   2008       $13.304       $7.009         736

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.167         489
                                                                                   2005       $10.167      $11.387         457
                                                                                   2006       $11.387      $13.289         251
                                                                                   2007       $13.289      $17.362         210
                                                                                   2008       $17.362       $9.322       3,809
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.574         480
                                                                                   2005       $10.574      $11.363       2,158
                                                                                   2006       $11.363      $12.250       1,917
                                                                                   2007       $12.250      $15.774       1,484
                                                                                   2008       $15.774       $6.426       3,684
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.165           0
                                                                                   2005       $10.165      $10.349           0
                                                                                   2006       $10.349      $10.878           0
                                                                                   2007       $10.878      $12.289           0
                                                                                   2008       $12.289       $8.571       2,210
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.332           0
                                                                                   2005       $11.332      $12.968       4,671
                                                                                   2006       $12.968      $14.176       8,263
                                                                                   2007       $14.176      $16.312       7,188
                                                                                   2008       $16.312       $9.170      19,287
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.785           0
                                                                                   2005       $10.785      $11.170         160
                                                                                   2006       $11.170      $13.143         154
                                                                                   2007       $13.143      $13.056         157
                                                                                   2008       $13.056       $7.324      11,541
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.759           0
                                                                                   2005        $9.759      $10.101         130
                                                                                   2006       $10.101      $10.561         129
                                                                                   2007       $10.561      $13.121         129
                                                                                   2008       $13.121       $6.782       4,991
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.614           0
                                                                                   2005       $10.614      $10.887       4,618
                                                                                   2006       $10.887      $12.330       7,027
                                                                                   2007       $12.330      $12.721       6,963
                                                                                   2008       $12.721       $7.842      23,853

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.163           0
                                                                                   2005       $10.163      $10.160       2,708
                                                                                   2006       $10.160      $10.380       3,061
                                                                                   2007       $10.380      $10.597       2,975
                                                                                   2008       $10.597      $10.036       7,293
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.915           0
                                                                                   2005        $9.915       $9.997       7,896
                                                                                   2006        $9.997      $10.261       8,120
                                                                                   2007       $10.261      $10.564       7,070
                                                                                   2008       $10.564      $10.650      22,428
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.876           0
                                                                                   2005       $10.876      $12.674          37
                                                                                   2006       $12.674      $14.643          37
                                                                                   2007       $14.643      $16.813          37
                                                                                   2008       $16.813       $9.243       5,779
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.571           0
                                                                                   2005       $10.571      $11.165       1,752
                                                                                   2006       $11.165      $12.094       3,160
                                                                                   2007       $12.094      $13.084       3,133
                                                                                   2008       $13.084      $10.774       4,946
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.259           0
                                                                                   2005       $11.259      $11.735           0
                                                                                   2006       $11.735      $13.592         137
                                                                                   2007       $13.592      $15.766         136
                                                                                   2008       $15.766      $14.811           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.432           0
                                                                                   2005       $11.432      $12.624           0
                                                                                   2006       $12.624      $13.514           0
                                                                                   2007       $13.514      $18.112           0
                                                                                   2008       $18.112       $9.895       2,499
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.245           0
                                                                                   2005       $11.245      $12.136       5,083
                                                                                   2006       $12.136      $13.700       6,900
                                                                                   2007       $13.700      $14.402       6,759
                                                                                   2008       $14.402      $10.187      15,614

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.281         440
                                                                                   2005       $11.281      $12.275         426
                                                                                   2006       $12.275      $13.340         252
                                                                                   2007       $13.340      $13.887         261
                                                                                   2008       $13.887       $8.686       3,021
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.933           0
                                                                                   2006       $10.933      $13.071         146
                                                                                   2007       $13.071      $12.038         145
                                                                                   2008       $12.038       $7.567         427
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.272           0
                                                                                   2005       $10.272      $10.452           0
                                                                                   2006       $10.452      $12.087           0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.816       2,332
                                                                                   2005       $10.816      $10.987       5,565
                                                                                   2006       $10.987      $11.894       5,516
                                                                                   2007       $11.894      $11.628       5,382
                                                                                   2008       $11.628       $7.884      10,288
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.368           0
                                                                                   2005       $10.368      $10.776           0
                                                                                   2006       $10.776      $12.448           0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.598           0
                                                                                   2005       $10.598      $10.610         127
                                                                                   2006       $10.610      $11.449         287
                                                                                   2007       $11.449      $11.403         289
                                                                                   2008       $11.403       $7.980       1,699
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.418           0
                                                                                   2005       $10.418      $10.653           0
                                                                                   2006       $10.653      $11.214           0
                                                                                   2007       $11.214      $12.213           0
                                                                                   2008       $12.213       $7.550       7,287

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.755       2,449
                                                                                   2005       $10.755      $11.292       2,901
                                                                                   2006       $11.292      $12.484       2,626
                                                                                   2007       $12.484      $13.474       2,504
                                                                                   2008       $13.474       $8.823       2,154
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.894           0
                                                                                   2005        $9.894      $10.195           0
                                                                                   2006       $10.195      $11.295           0
                                                                                   2007       $11.295      $11.329           0
                                                                                   2008       $11.329       $6.721           0
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.729       1,196
                                                                                   2005       $10.729      $10.799       1,685
                                                                                   2006       $10.799      $11.826       1,550
                                                                                   2007       $11.826      $12.056       1,492
                                                                                   2008       $12.056       $9.187       5,971
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.118           0
                                                                                   2005       $11.118      $11.613         180
                                                                                   2006       $11.613      $13.729         180
                                                                                   2007       $13.729      $14.489          33
                                                                                   2008       $14.489       $9.560       3,261
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.679           0
                                                                                   2006       $11.679      $11.767           0
                                                                                   2007       $11.767      $12.239           0
                                                                                   2008       $12.239       $6.098       1,169
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.333       1,200
                                                                                   2005       $11.333      $12.681       1,513
                                                                                   2006       $12.681      $14.601       1,378
                                                                                   2007       $14.601      $15.193       1,243
                                                                                   2008       $15.193       $8.893       7,844
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.266         445
                                                                                   2005       $11.266      $12.127         928
                                                                                   2006       $12.127      $13.641         727
                                                                                   2007       $13.641      $13.194         325
                                                                                   2008       $13.194       $8.024       6,461

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.329           0
                                                                                   2005       $10.329      $10.655       1,046
                                                                                   2006       $10.655      $10.682       1,117
                                                                                   2007       $10.682      $10.859           0
                                                                                   2008       $10.859      $10.399       5,554
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.908           0
                                                                                   2005        $9.908       $9.989         290
                                                                                   2006        $9.989      $10.253         474
                                                                                   2007       $10.253      $10.548         415
                                                                                   2008       $10.548      $10.580         684
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.542           0
                                                                                   2005       $10.542      $10.558         510
                                                                                   2006       $10.558      $10.432         552
                                                                                   2007       $10.432      $11.325         459
                                                                                   2008       $11.325      $10.328       9,728
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.231       2,885
                                                                                   2005       $10.231      $10.282       6,564
                                                                                   2006       $10.282      $10.476       6,271
                                                                                   2007       $10.476      $11.177       4,775
                                                                                   2008       $11.177      $11.493      11,281
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.765         458
                                                                                   2005       $10.765      $10.850       2,698
                                                                                   2006       $10.850      $11.794       3,829
                                                                                   2007       $11.794      $11.055       4,052
                                                                                   2008       $11.055       $7.463       8,555
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.172         449
                                                                                   2005       $11.172      $10.464         506
                                                                                   2006       $10.464      $11.433         297
                                                                                   2007       $11.433      $11.924         296
                                                                                   2008       $11.924      $10.771           0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.545           0
                                                                                   2005       $10.545      $11.764           0
                                                                                   2006       $11.764      $12.855           0
                                                                                   2007       $12.855      $15.478           0
                                                                                   2008       $15.478       $8.998       1,797

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.437           0
                                                                                   2005       $10.437      $10.816         576
                                                                                   2006       $10.816      $11.601         577
                                                                                   2007       $11.601      $12.801         238
                                                                                   2008       $12.801       $7.201       9,033
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.050           0
                                                                                   2005       $11.050      $11.241         555
                                                                                   2006       $11.241      $13.085         545
                                                                                   2007       $13.085      $13.223         321
                                                                                   2008       $13.223       $8.267      13,567
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.867           0
                                                                                   2005        $9.867       $9.700           0
                                                                                   2006        $9.700      $10.340           0
                                                                                   2007       $10.340      $10.553           0
                                                                                   2008       $10.553       $8.997           0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.044           0
                                                                                   2005       $12.044      $15.597           0
                                                                                   2006       $15.597      $21.344           0
                                                                                   2007       $21.344      $28.812           0
                                                                                   2008       $28.812       $9.954       1,194
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.392           0
                                                                                   2005       $12.392      $18.439           0
                                                                                   2006       $18.439      $22.520           0
                                                                                   2007       $22.520      $32.110           0
                                                                                   2008       $32.110      $16.970       2,758
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.055         452
                                                                                   2005       $11.055      $12.051         429
                                                                                   2006       $12.051      $12.405         265
                                                                                   2007       $12.405      $14.309         251
                                                                                   2008       $14.309       $7.463         304

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.136           0
                                                                                   2005       $10.136      $10.269       2,303
                                                                                   2006       $10.269      $10.388       4,008
                                                                                   2007       $10.388      $10.904       3,888
                                                                                   2008       $10.904      $10.859       3,318
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.027         455
                                                                                   2005       $11.027      $11.869         679
                                                                                   2006       $11.869      $13.504         483
                                                                                   2007       $13.504      $13.581         498
                                                                                   2008       $13.581       $9.031       7,108
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.330           0
                                                                                   2005       $10.330      $11.703          80
                                                                                   2006       $11.703      $11.919          86
                                                                                   2007       $11.919      $14.224          74
                                                                                   2008       $14.224       $7.068         104
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.788           0
                                                                                   2005       $12.788      $14.647       3,002
                                                                                   2006       $14.647      $19.782       3,080
                                                                                   2007       $19.782      $16.053       3,529
                                                                                   2008       $16.053       $9.754      11,287
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.473           0
                                                                                   2008        $9.473       $5.893           0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.712           0
                                                                                   2008        $9.712       $6.133           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.882       1,065



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                    2004        $10.000      $10.686          0
                                                                                    2005        $10.686      $11.047          0
                                                                                    2006        $11.047      $12.234          0
                                                                                    2007        $12.234      $12.157          0
                                                                                    2008        $12.157       $5.733          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                    2004        $10.000      $10.246          0
                                                                                    2005        $10.246      $10.909          0
                                                                                    2006        $10.909      $11.344          0
                                                                                    2007        $11.344      $12.427          0
                                                                                    2008        $12.427       $6.990          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                    2006        $10.000      $10.756          0
                                                                                    2007        $10.756      $11.376          0
                                                                                    2008        $11.376       $7.772          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                    2004        $10.000      $10.928          0
                                                                                    2005        $10.928      $11.494          0
                                                                                    2006        $11.494      $12.508          0
                                                                                    2007        $12.508      $13.402          0
                                                                                    2008        $13.402       $9.371      4,243
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                    2004        $10.000      $10.047          0
                                                                                    2005        $10.047      $11.006          0
                                                                                    2006        $11.006      $11.321          0
                                                                                    2007        $11.321      $13.278          0
                                                                                    2008        $13.278       $6.991          0

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                    2004        $10.000      $10.163          0
                                                                                    2005        $10.163      $11.375          0
                                                                                    2006        $11.375      $13.269          0
                                                                                    2007        $13.269      $17.328          0
                                                                                    2008        $17.328       $9.299          0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                    2004        $10.000      $10.569          0
                                                                                    2005        $10.569      $11.352          0
                                                                                    2006        $11.352      $12.232          0
                                                                                    2007        $12.232      $15.742          0
                                                                                    2008        $15.742       $6.410        818
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.160          0
                                                                                    2005        $10.160      $10.339          0
                                                                                    2006        $10.339      $10.862          0
                                                                                    2007        $10.862      $12.265          0
                                                                                    2008        $12.265       $8.549      1,449
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                    2004        $10.000      $11.326          0
                                                                                    2005        $11.326      $12.955          0
                                                                                    2006        $12.955      $14.155          0
                                                                                    2007        $14.155      $16.279          0
                                                                                    2008        $16.279       $9.147      3,454
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.780          0
                                                                                    2005        $10.780      $11.160          0
                                                                                    2006        $11.160      $13.123          0
                                                                                    2007        $13.123      $13.030          0
                                                                                    2008        $13.030       $7.306     13,790
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                    2004        $10.000       $9.754          0
                                                                                    2005         $9.754      $10.091          0
                                                                                    2006        $10.091      $10.545          0
                                                                                    2007        $10.545      $13.095          0
                                                                                    2008        $13.095       $6.765      1,405
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.609          0
                                                                                    2005        $10.609      $10.877          0
                                                                                    2006        $10.877      $12.312          0
                                                                                    2007        $12.312      $12.696          0
                                                                                    2008        $12.696       $7.822      3,478

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.159          0
                                                                                    2005        $10.159      $10.150          0
                                                                                    2006        $10.150      $10.364          0
                                                                                    2007        $10.364      $10.576          0
                                                                                    2008        $10.576      $10.011     12,178
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                    2004        $10.000       $9.910          0
                                                                                    2005         $9.910       $9.987          0
                                                                                    2006         $9.987      $10.245          0
                                                                                    2007        $10.245      $10.543          0
                                                                                    2008        $10.543      $10.623     65,486
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.871          0
                                                                                    2005        $10.871      $12.661          0
                                                                                    2006        $12.661      $14.622          0
                                                                                    2007        $14.622      $16.780          0
                                                                                    2008        $16.780       $9.220      4,501
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                    2004        $10.000      $10.566          0
                                                                                    2005        $10.566      $11.154          0
                                                                                    2006        $11.154      $12.077          0
                                                                                    2007        $12.077      $13.058          0
                                                                                    2008        $13.058      $10.747      1,150
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                    2004        $10.000      $11.254          0
                                                                                    2005        $11.254      $11.724          0
                                                                                    2006        $11.724      $13.572          0
                                                                                    2007        $13.572      $15.735          0
                                                                                    2008        $15.735      $14.779          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                    2004        $10.000      $11.427          0
                                                                                    2005        $11.427      $12.612          0
                                                                                    2006        $12.612      $13.494          0
                                                                                    2007        $13.494      $18.076          0
                                                                                    2008        $18.076       $9.870          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                    2004        $10.000      $11.240          0
                                                                                    2005        $11.240      $12.124          0
                                                                                    2006        $12.124      $13.679          0
                                                                                    2007        $13.679      $14.373          0
                                                                                    2008        $14.373      $10.161      6,136

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                    2004        $10.000      $11.276          0
                                                                                    2005        $11.276      $12.263          0
                                                                                    2006        $12.263      $13.320          0
                                                                                    2007        $13.320      $13.860          0
                                                                                    2008        $13.860       $8.664      1,774
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                    2005        $10.000      $10.929          0
                                                                                    2006        $10.929      $13.060          0
                                                                                    2007        $13.060      $12.021          0
                                                                                    2008        $12.021       $7.553          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                    2004        $10.000      $10.267          0
                                                                                    2005        $10.267      $10.442          0
                                                                                    2006        $10.442      $12.069          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                    2004        $10.000      $10.811          0
                                                                                    2005        $10.811      $10.976          0
                                                                                    2006        $10.976      $11.876          0
                                                                                    2007        $11.876      $11.605          0
                                                                                    2008        $11.605       $7.864     14,736
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                    2004        $10.000      $10.364          0
                                                                                    2005        $10.364      $10.766          0
                                                                                    2006        $10.766      $12.430          0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                    2004        $10.000      $10.593          0
                                                                                    2005        $10.593      $10.600          0
                                                                                    2006        $10.600      $11.432          0
                                                                                    2007        $11.432      $11.381          0
                                                                                    2008        $11.381       $7.960          0
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                    2004        $10.000      $10.413          0
                                                                                    2005        $10.413      $10.642          0
                                                                                    2006        $10.642      $11.198          0
                                                                                    2007        $11.198      $12.189          0
                                                                                    2008        $12.189       $7.531        253

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                    2004        $10.000      $10.750          0
                                                                                    2005        $10.750      $11.281          0
                                                                                    2006        $11.281      $12.466          0
                                                                                    2007        $12.466      $13.448          0
                                                                                    2008        $13.448       $8.801          0
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                    2004        $10.000       $9.890          0
                                                                                    2005         $9.890      $10.185          0
                                                                                    2006        $10.185      $11.278          0
                                                                                    2007        $11.278      $11.306          0
                                                                                    2008        $11.306       $6.704          0
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                    2004        $10.000      $10.724          0
                                                                                    2005        $10.724      $10.788          0
                                                                                    2006        $10.788      $11.808          0
                                                                                    2007        $11.808      $12.032          0
                                                                                    2008        $12.032       $9.164      2,383
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                    2004        $10.000      $11.113          0
                                                                                    2005        $11.113      $11.602          0
                                                                                    2006        $11.602      $13.709          0
                                                                                    2007        $13.709      $14.461          0
                                                                                    2008        $14.461       $9.536          0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                    2005        $10.000      $11.675          0
                                                                                    2006        $11.675      $11.757          0
                                                                                    2007        $11.757      $12.222          0
                                                                                    2008        $12.222       $6.086          0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                    2004        $10.000      $11.327          0
                                                                                    2005        $11.327      $12.669          0
                                                                                    2006        $12.669      $14.579          0
                                                                                    2007        $14.579      $15.163          0
                                                                                    2008        $15.163       $8.871      4,442
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                    2004        $10.000      $11.261          0
                                                                                    2005        $11.261      $12.115          0
                                                                                    2006        $12.115      $13.620          0
                                                                                    2007        $13.620      $13.167          0
                                                                                    2008        $13.167       $8.004      4,623

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                    2004        $10.000      $10.324          0
                                                                                    2005        $10.324      $10.645          0
                                                                                    2006        $10.645      $10.666          0
                                                                                    2007        $10.666      $10.837          0
                                                                                    2008        $10.837      $10.373        243
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                    2004        $10.000       $9.904          0
                                                                                    2005         $9.904       $9.980          0
                                                                                    2006         $9.980      $10.237          0
                                                                                    2007        $10.237      $10.527          0
                                                                                    2008        $10.527      $10.554          0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                    2004        $10.000      $10.538          0
                                                                                    2005        $10.538      $10.548          0
                                                                                    2006        $10.548      $10.416          0
                                                                                    2007        $10.416      $11.303          0
                                                                                    2008        $11.303      $10.302      6,163
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                    2004        $10.000      $10.226          0
                                                                                    2005        $10.226      $10.272          0
                                                                                    2006        $10.272      $10.460          0
                                                                                    2007        $10.460      $11.154          0
                                                                                    2008        $11.154      $11.464     16,322
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                    2004        $10.000      $10.761          0
                                                                                    2005        $10.761      $10.840          0
                                                                                    2006        $10.840      $11.778          0
                                                                                    2007        $11.778      $11.034          0
                                                                                    2008        $11.034       $7.446        246
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                    2004        $10.000      $11.167          0
                                                                                    2005        $11.167      $10.454          0
                                                                                    2006        $10.454      $11.416          0
                                                                                    2007        $11.416      $11.900          0
                                                                                    2008        $11.900      $10.750          0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                    2004        $10.000      $10.540          0
                                                                                    2005        $10.540      $11.752      4,156
                                                                                    2006        $11.752      $12.836      3,993
                                                                                    2007        $12.836      $15.447      3,725
                                                                                    2008        $15.447       $8.975      4,744

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                    2004        $10.000      $10.432          0
                                                                                    2005        $10.432      $10.806          0
                                                                                    2006        $10.806      $11.584          0
                                                                                    2007        $11.584      $12.775          0
                                                                                    2008        $12.775       $7.183      3,495
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                    2004        $10.000      $11.045          0
                                                                                    2005        $11.045      $11.230          0
                                                                                    2006        $11.230      $13.065          0
                                                                                    2007        $13.065      $13.197          0
                                                                                    2008        $13.197       $8.247      6,961
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                    2004        $10.000       $9.863          0
                                                                                    2005         $9.863       $9.690          0
                                                                                    2006         $9.690      $10.324          0
                                                                                    2007        $10.324      $10.532          0
                                                                                    2008        $10.532       $8.974          0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                    2004        $10.000      $12.039          0
                                                                                    2005        $12.039      $15.582          0
                                                                                    2006        $15.582      $21.313          0
                                                                                    2007        $21.313      $28.755          0
                                                                                    2008        $28.755       $9.929          0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                    2004        $10.000      $12.386          0
                                                                                    2005        $12.386      $18.421          0
                                                                                    2006        $18.421      $22.487          0
                                                                                    2007        $22.487      $32.046          0
                                                                                    2008        $32.046      $16.927          0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                    2004        $10.000      $11.050          0
                                                                                    2005        $11.050      $12.039          0
                                                                                    2006        $12.039      $12.386          0
                                                                                    2007        $12.386      $14.281          0
                                                                                    2008        $14.281       $7.444          0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                    2004        $10.000      $10.131          0
                                                                                    2005        $10.131      $10.259          0
                                                                                    2006        $10.259      $10.372          0
                                                                                    2007        $10.372      $10.883          0
                                                                                    2008        $10.883      $10.832      2,258

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                    2004        $10.000      $11.022          0
                                                                                    2005        $11.022      $11.858          0
                                                                                    2006        $11.858      $13.484          0
                                                                                    2007        $13.484      $13.554          0
                                                                                    2008        $13.554       $9.009      8,879
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                    2004        $10.000      $10.325          0
                                                                                    2005        $10.325      $11.692          0
                                                                                    2006        $11.692      $11.902          0
                                                                                    2007        $11.902      $14.196          0
                                                                                    2008        $14.196       $7.050          0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                    2004        $10.000      $12.782          0
                                                                                    2005        $12.782      $14.633          0
                                                                                    2006        $14.633      $19.753          0
                                                                                    2007        $19.753      $16.021          0
                                                                                    2008        $16.021       $9.730     19,497
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                    2007        $10.000       $9.469          0
                                                                                    2008         $9.469       $5.888      1,614
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                    2007        $10.000       $9.708          0
                                                                                    2008         $9.708       $6.128      2,118
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares

                                                                                    2008        $10.000       $6.865      1,365



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II

                                                                                    2004        $10.000      $10.676           0
                                                                                    2005        $10.676      $11.025           0
                                                                                    2006        $11.025      $12.197           0
                                                                                    2007        $12.197      $12.109           0
                                                                                    2008        $12.109       $5.704      12,250
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                    2004        $10.000      $10.236           0
                                                                                    2005        $10.236      $10.887           0
                                                                                    2006        $10.887      $11.311           0
                                                                                    2007        $11.311      $12.377           0
                                                                                    2008        $12.377       $6.956         778
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                    2006        $10.000      $10.748           0
                                                                                    2007        $10.748      $11.356           0
                                                                                    2008        $11.356       $7.750         699
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                    2004        $10.000      $10.918           0
                                                                                    2005        $10.918      $11.472         908
                                                                                    2006        $11.472      $12.471       1,223
                                                                                    2007        $12.471      $13.348       1,118
                                                                                    2008        $13.348       $9.325      16,857
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                    2004        $10.000      $10.037           0
                                                                                    2005        $10.037      $10.984           0
                                                                                    2006        $10.984      $11.287           0
                                                                                    2007        $11.287      $13.225           0
                                                                                    2008        $13.225       $6.957       3,946

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                    2004        $10.000      $10.153           0
                                                                                    2005        $10.153      $11.353           0
                                                                                    2006        $11.353      $13.230           0
                                                                                    2007        $13.230      $17.259           0
                                                                                    2008        $17.259       $9.253       4,939
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                    2004        $10.000      $10.559           0
                                                                                    2005        $10.559      $11.330         560
                                                                                    2006        $11.330      $12.196         560
                                                                                    2007        $12.196      $15.680         560
                                                                                    2008        $15.680       $6.378       7,069
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.151           0
                                                                                    2005        $10.151      $10.319           0
                                                                                    2006        $10.319      $10.829           0
                                                                                    2007        $10.829      $12.216           0
                                                                                    2008        $12.216       $8.506      10,597
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                    2004        $10.000      $11.316           0
                                                                                    2005        $11.316      $12.930       1,012
                                                                                    2006        $12.930      $14.113       2,092
                                                                                    2007        $14.113      $16.214       1,893
                                                                                    2008        $16.214       $9.101      28,684
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.770           0
                                                                                    2005        $10.770      $11.138           0
                                                                                    2006        $11.138      $13.084           0
                                                                                    2007        $13.084      $12.978           0
                                                                                    2008        $12.978       $7.269      14,731
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                    2004        $10.000       $9.745           0
                                                                                    2005         $9.745      $10.071           0
                                                                                    2006        $10.071      $10.514           0
                                                                                    2007        $10.514      $13.043           0
                                                                                    2008        $13.043       $6.731      16,962
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.599           0
                                                                                    2005        $10.599      $10.855         960
                                                                                    2006        $10.855      $12.275         932
                                                                                    2007        $12.275      $12.645         898
                                                                                    2008        $12.645       $7.783      23,795

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.149           0
                                                                                    2005        $10.149      $10.130         514
                                                                                    2006        $10.130      $10.334         923
                                                                                    2007        $10.334      $10.534         878
                                                                                    2008        $10.534       $9.961      18,708
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                    2004        $10.000       $9.901           0
                                                                                    2005         $9.901       $9.968       2,346
                                                                                    2006         $9.968      $10.215       3,989
                                                                                    2007        $10.215      $10.501       3,779
                                                                                    2008        $10.501      $10.570      20,703
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.861           0
                                                                                    2005        $10.861      $12.637           0
                                                                                    2006        $12.637      $14.579           0
                                                                                    2007        $14.579      $16.713           0
                                                                                    2008        $16.713       $9.174      11,572
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                    2004        $10.000      $10.556           0
                                                                                    2005        $10.556      $11.133           0
                                                                                    2006        $11.133      $12.041           0
                                                                                    2007        $12.041      $13.006           0
                                                                                    2008        $13.006      $10.693       3,192
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                    2004        $10.000      $11.244           0
                                                                                    2005        $11.244      $11.701           0
                                                                                    2006        $11.701      $13.532           0
                                                                                    2007        $13.532      $15.672           0
                                                                                    2008        $15.672      $14.715           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                    2004        $10.000      $11.417           0
                                                                                    2005        $11.417      $12.587           0
                                                                                    2006        $12.587      $13.454           0
                                                                                    2007        $13.454      $18.004           0
                                                                                    2008        $18.004       $9.821      13,194
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                    2004        $10.000      $11.230           0
                                                                                    2005        $11.230      $12.101         861
                                                                                    2006        $12.101      $13.639       1,119
                                                                                    2007        $13.639      $14.316       1,043
                                                                                    2008        $14.316      $10.110      13,049

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                    2004        $10.000      $11.266           0
                                                                                    2005        $11.266      $12.240           0
                                                                                    2006        $12.240      $13.281           0
                                                                                    2007        $13.281      $13.804           0
                                                                                    2008        $13.804       $8.621      12,292
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                    2005        $10.000      $10.921           0
                                                                                    2006        $10.921      $13.038           0
                                                                                    2007        $13.038      $11.989           0
                                                                                    2008        $11.989       $7.525       4,642
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                    2004        $10.000      $10.258           0
                                                                                    2005        $10.258      $10.422           0
                                                                                    2006        $10.422      $12.033           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                    2004        $10.000      $10.801           0
                                                                                    2005        $10.801      $10.955       1,975
                                                                                    2006        $10.955      $11.841       2,642
                                                                                    2007        $11.841      $11.559       2,641
                                                                                    2008        $11.559       $7.825      16,131
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                    2004        $10.000      $10.354           0
                                                                                    2005        $10.354      $10.745           0
                                                                                    2006        $10.745      $12.393           0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                    2004        $10.000      $10.583           0
                                                                                    2005        $10.583      $10.579           0
                                                                                    2006        $10.579      $11.398         334
                                                                                    2007        $11.398      $11.335         315
                                                                                    2008        $11.335       $7.921      11,168
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                    2004        $10.000      $10.404           0
                                                                                    2005        $10.404      $10.622           0
                                                                                    2006        $10.622      $11.165           0
                                                                                    2007        $11.165      $12.140           0
                                                                                    2008        $12.140       $7.493       4,412
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                    2004        $10.000      $10.740           0
                                                                                    2005        $10.740      $11.259           0
                                                                                    2006        $11.259      $12.429           0
                                                                                    2007        $12.429      $13.394           0
                                                                                    2008        $13.394       $8.757       5,233

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                    2004        $10.000       $9.880           0
                                                                                    2005         $9.880      $10.165           0
                                                                                    2006        $10.165      $11.245           0
                                                                                    2007        $11.245      $11.261           0
                                                                                    2008        $11.261       $6.671       6,557
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                    2004        $10.000      $10.714           0
                                                                                    2005        $10.714      $10.767           0
                                                                                    2006        $10.767      $11.773           0
                                                                                    2007        $11.773      $11.984           0
                                                                                    2008        $11.984       $9.118      18,184
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                    2004        $10.000      $11.103           0
                                                                                    2005        $11.103      $11.579       1,053
                                                                                    2006        $11.579      $13.668       1,053
                                                                                    2007        $13.668      $14.403       1,053
                                                                                    2008        $14.403       $9.488       4,064
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                    2005        $10.000      $11.667           0
                                                                                    2006        $11.667      $11.737           0
                                                                                    2007        $11.737      $12.189           0
                                                                                    2008        $12.189       $6.063           0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                    2004        $10.000      $11.317           0
                                                                                    2005        $11.317      $12.644         523
                                                                                    2006        $12.644      $14.536         523
                                                                                    2007        $14.536      $15.102         523
                                                                                    2008        $15.102       $8.826      20,906
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                    2004        $10.000      $11.250           0
                                                                                    2005        $11.250      $12.091         528
                                                                                    2006        $12.091      $13.580         528
                                                                                    2007        $13.580      $13.115         528
                                                                                    2008        $13.115       $7.964      18,816

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                    2004        $10.000      $10.315           0
                                                                                    2005        $10.315      $10.624           0
                                                                                    2006        $10.624      $10.635           0
                                                                                    2007        $10.635      $10.794           0
                                                                                    2008        $10.794      $10.321      11,021
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                    2004        $10.000       $9.895           0
                                                                                    2005         $9.895       $9.960         358
                                                                                    2006         $9.960      $10.207         355
                                                                                    2007        $10.207      $10.485         352
                                                                                    2008        $10.485      $10.501      25,951
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                    2004        $10.000      $10.528           0
                                                                                    2005        $10.528      $10.528         478
                                                                                    2006        $10.528      $10.385         478
                                                                                    2007        $10.385      $11.258         478
                                                                                    2008        $11.258      $10.251     121,212
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                    2004        $10.000      $10.216           0
                                                                                    2005        $10.216      $10.252       2,375
                                                                                    2006        $10.252      $10.429       2,781
                                                                                    2007        $10.429      $11.110       2,700
                                                                                    2008        $11.110      $11.407      69,955
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                    2004        $10.000      $10.754           0
                                                                                    2005        $10.754      $10.822           0
                                                                                    2006        $10.822      $11.746           0
                                                                                    2007        $11.746      $10.993           0
                                                                                    2008        $10.993       $7.410       2,774
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                    2004        $10.000      $11.156           0
                                                                                    2005        $11.156      $10.433           0
                                                                                    2006        $10.433      $11.382           0
                                                                                    2007        $11.382      $11.853           0
                                                                                    2008        $11.853      $10.706           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                    2004        $10.000      $10.530           0
                                                                                    2005        $10.530      $11.730           0
                                                                                    2006        $11.730      $12.798           0
                                                                                    2007        $12.798      $15.385           0
                                                                                    2008        $15.385       $8.931       1,114

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                    2004        $10.000      $10.422           0
                                                                                    2005        $10.422      $10.785       2,248
                                                                                    2006        $10.785      $11.550       2,248
                                                                                    2007        $11.550      $12.725       2,248
                                                                                    2008        $12.725       $7.148      19,376
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                    2004        $10.000      $11.034           0
                                                                                    2005        $11.034      $11.208       1,617
                                                                                    2006        $11.208      $13.026       1,617
                                                                                    2007        $13.026      $13.145       1,617
                                                                                    2008        $13.145       $8.206      36,500
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                    2004        $10.000       $9.853           0
                                                                                    2005         $9.853       $9.672           0
                                                                                    2006         $9.672      $10.294           0
                                                                                    2007        $10.294      $10.490           0
                                                                                    2008        $10.490       $8.929       1,438
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                    2004        $10.000      $12.027           0
                                                                                    2005        $12.027      $15.552           0
                                                                                    2006        $15.552      $21.250           0
                                                                                    2007        $21.250      $28.641           0
                                                                                    2008        $28.641       $9.880       4,980
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                    2004        $10.000      $12.375           0
                                                                                    2005        $12.375      $18.385           0
                                                                                    2006        $18.385      $22.421           0
                                                                                    2007        $22.421      $31.918           0
                                                                                    2008        $31.918      $16.843      10,186
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                    2004        $10.000      $11.040           0
                                                                                    2005        $11.040      $12.016           0
                                                                                    2006        $12.016      $12.350           0
                                                                                    2007        $12.350      $14.224           0
                                                                                    2008        $14.224       $7.407       1,437
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                    2004        $10.000      $10.122           0
                                                                                    2005        $10.122      $10.239       1,017
                                                                                    2006        $10.239      $10.342       1,475
                                                                                    2007        $10.342      $10.839       1,377
                                                                                    2008        $10.839      $10.778       5,873

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                    2004        $10.000      $11.011           0
                                                                                    2005        $11.011      $11.835           0
                                                                                    2006        $11.835      $13.445           0
                                                                                    2007        $13.445      $13.500           0
                                                                                    2008        $13.500       $8.964      17,848
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                    2004        $10.000      $10.316           0
                                                                                    2005        $10.316      $11.669           0
                                                                                    2006        $11.669      $11.866           0
                                                                                    2007        $11.866      $14.140           0
                                                                                    2008        $14.140       $7.015       2,023
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                    2004        $10.000      $12.770           0
                                                                                    2005        $12.770      $14.604       1,070
                                                                                    2006        $14.604      $19.695       1,646
                                                                                    2007        $19.695      $15.957       1,963
                                                                                    2008        $15.957       $9.681      24,317
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                    2007        $10.000       $9.463           0
                                                                                    2008         $9.463       $5.878         448
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                    2007        $10.000       $9.702           0
                                                                                    2008         $9.702       $6.117       7,386
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                    2008        $10.000       $6.830       1,406



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                    2004        $10.000      $10.671         28
                                                                                    2005        $10.671      $11.014        307
                                                                                    2006        $11.014      $12.179        329
                                                                                    2007        $12.179      $12.085        336
                                                                                    2008        $12.085       $5.690      5,172
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                    2004        $10.000      $10.232          0
                                                                                    2005        $10.232      $10.877        116
                                                                                    2006        $10.877      $11.294        116
                                                                                    2007        $11.294      $12.353        116
                                                                                    2008        $12.353       $6.938        142
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                    2006        $10.000      $10.745        714
                                                                                    2007        $10.745      $11.347         14
                                                                                    2008        $11.347       $7.740      4,163
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                    2004        $10.000      $10.913          0
                                                                                    2005        $10.913      $11.461          0
                                                                                    2006        $11.461      $12.453        379
                                                                                    2007        $12.453      $13.322          5
                                                                                    2008        $13.322       $9.301      5,011
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                    2004        $10.000      $10.033          0
                                                                                    2005        $10.033      $10.974          6
                                                                                    2006        $10.974      $11.270          8
                                                                                    2007        $11.270      $13.199         12
                                                                                    2008        $13.199       $6.939      1,813

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                    2004        $10.000      $10.148          0
                                                                                    2005        $10.148      $11.342         10
                                                                                    2006        $11.342      $13.210         31
                                                                                    2007        $13.210      $17.224         66
                                                                                    2008        $17.224       $9.229      2,212
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                    2004        $10.000      $10.554          0
                                                                                    2005        $10.554      $11.319          9
                                                                                    2006        $11.319      $12.177         32
                                                                                    2007        $12.177      $15.648         71
                                                                                    2008        $15.648       $6.362      6,222
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.146         29
                                                                                    2005        $10.146      $10.309         29
                                                                                    2006        $10.309      $10.813         30
                                                                                    2007        $10.813      $12.191         27
                                                                                    2008        $12.191       $8.485      5,702
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                    2004        $10.000      $11.311          0
                                                                                    2005        $11.311      $12.917        430
                                                                                    2006        $12.917      $14.092        636
                                                                                    2007        $14.092      $16.182        665
                                                                                    2008        $16.182       $9.079      8,088
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.765         24
                                                                                    2005        $10.765      $11.127         25
                                                                                    2006        $11.127      $13.065        675
                                                                                    2007        $13.065      $12.952         30
                                                                                    2008        $12.952       $7.251      8,265
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                    2004        $10.000       $9.741          0
                                                                                    2005         $9.741      $10.062        270
                                                                                    2006        $10.062      $10.498        518
                                                                                    2007        $10.498      $13.016        521
                                                                                    2008        $13.016       $6.714      2,303
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.594         43
                                                                                    2005        $10.594      $10.845        536
                                                                                    2006        $10.845      $12.257      1,666
                                                                                    2007        $12.257      $12.620      1,649
                                                                                    2008        $12.620       $7.764     12,992

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.145         35
                                                                                    2005        $10.145      $10.120        775
                                                                                    2006        $10.120      $10.318      2,841
                                                                                    2007        $10.318      $10.513      1,211
                                                                                    2008        $10.513       $9.936      8,137
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                    2004        $10.000       $9.896        121
                                                                                    2005         $9.896       $9.958        987
                                                                                    2006         $9.958      $10.200      3,316
                                                                                    2007        $10.200      $10.480      2,476
                                                                                    2008        $10.480      $10.544     32,210
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                    2004        $10.000      $10.856          0
                                                                                    2005        $10.856      $12.625        415
                                                                                    2006        $12.625      $14.557      1,880
                                                                                    2007        $14.557      $16.680      1,253
                                                                                    2008        $16.680       $9.151      4,791
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                    2004        $10.000      $10.551          0
                                                                                    2005        $10.551      $11.122          1
                                                                                    2006        $11.122      $12.023          3
                                                                                    2007        $12.023      $12.980          6
                                                                                    2008        $12.980      $10.666      7,141
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                    2004        $10.000      $11.239          0
                                                                                    2005        $11.239      $11.690          0
                                                                                    2006        $11.690      $13.512          0
                                                                                    2007        $13.512      $15.641          0
                                                                                    2008        $15.641      $14.684          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                    2004        $10.000      $11.411          0
                                                                                    2005        $11.411      $12.575        228
                                                                                    2006        $12.575      $13.434        427
                                                                                    2007        $13.434      $17.968        426
                                                                                    2008        $17.968       $9.796        866
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                    2004        $10.000      $11.225          0
                                                                                    2005        $11.225      $12.089        488
                                                                                    2006        $12.089      $13.619      1,361
                                                                                    2007        $13.619      $14.287      1,386
                                                                                    2008        $14.287      $10.085      7,350

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                    2004        $10.000      $11.260          0
                                                                                    2005        $11.260      $12.228        141
                                                                                    2006        $12.228      $13.261        185
                                                                                    2007        $13.261      $13.777        246
                                                                                    2008        $13.777       $8.599        577
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                    2005        $10.000      $10.918          0
                                                                                    2006        $10.918      $13.027        244
                                                                                    2007        $13.027      $11.972         79
                                                                                    2008        $11.972       $7.511      1,246
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                    2004        $10.000      $10.253          0
                                                                                    2005        $10.253      $10.411          1
                                                                                    2006        $10.411      $12.016          1
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                    2004        $10.000      $10.796         60
                                                                                    2005        $10.796      $10.944        333
                                                                                    2006        $10.944      $11.824      1,989
                                                                                    2007        $11.824      $11.536      1,332
                                                                                    2008        $11.536       $7.806      5,887
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                    2004        $10.000      $10.349         29
                                                                                    2005        $10.349      $10.734         28
                                                                                    2006        $10.734      $12.375         26
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                    2004        $10.000      $10.578          0
                                                                                    2005        $10.578      $10.569        111
                                                                                    2006        $10.569      $11.382        111
                                                                                    2007        $11.382      $11.313        111
                                                                                    2008        $11.313       $7.901      6,496
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                    2004        $10.000      $10.399          0
                                                                                    2005        $10.399      $10.611        214
                                                                                    2006        $10.611      $11.148      1,690
                                                                                    2007        $11.148      $12.116      1,582
                                                                                    2008        $12.116       $7.475      3,472

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                    2004        $10.000      $10.735          0
                                                                                    2005        $10.735      $11.248          0
                                                                                    2006        $11.248      $12.411          0
                                                                                    2007        $12.411      $13.367          0
                                                                                    2008        $13.367       $8.735        791
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                    2004        $10.000       $9.876          0
                                                                                    2005         $9.876      $10.155          0
                                                                                    2006        $10.155      $11.228          0
                                                                                    2007        $11.228      $11.239          0
                                                                                    2008        $11.239       $6.654      1,853
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                    2004        $10.000      $10.709          0
                                                                                    2005        $10.709      $10.757        501
                                                                                    2006        $10.757      $11.756        529
                                                                                    2007        $11.756      $11.960        534
                                                                                    2008        $11.960       $9.095     12,294
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                    2004        $10.000      $11.097          0
                                                                                    2005        $11.097      $11.568          0
                                                                                    2006        $11.568      $13.648          0
                                                                                    2007        $13.648      $14.374          0
                                                                                    2008        $14.374       $9.464      1,222
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                    2005        $10.000      $11.663          0
                                                                                    2006        $11.663      $11.727          0
                                                                                    2007        $11.727      $12.172          0
                                                                                    2008        $12.172       $6.052        684
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                    2004        $10.000      $11.312          0
                                                                                    2005        $11.312      $12.632          1
                                                                                    2006        $12.632      $14.515          3
                                                                                    2007        $14.515      $15.072          6
                                                                                    2008        $15.072       $8.804      5,985
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                    2004        $10.000      $11.245          0
                                                                                    2005        $11.245      $12.079         95
                                                                                    2006        $12.079      $13.560        503
                                                                                    2007        $13.560      $13.089        530
                                                                                    2008        $13.089       $7.944      5,504

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                    2004        $10.000      $10.310         35
                                                                                    2005        $10.310      $10.614        142
                                                                                    2006        $10.614      $10.619      1,171
                                                                                    2007        $10.619      $10.772      1,178
                                                                                    2008        $10.772      $10.295      1,059
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                    2004        $10.000       $9.890         13
                                                                                    2005         $9.890       $9.951        392
                                                                                    2006         $9.951      $10.192        411
                                                                                    2007        $10.192      $10.464        430
                                                                                    2008        $10.464      $10.475     33,726
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                    2004        $10.000      $10.523         34
                                                                                    2005        $10.523      $10.517        501
                                                                                    2006        $10.517      $10.370      1,108
                                                                                    2007        $10.370      $11.235      1,058
                                                                                    2008        $11.235      $10.225      6,340
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                    2004        $10.000      $10.212         35
                                                                                    2005        $10.212      $10.242        583
                                                                                    2006        $10.242      $10.414      3,132
                                                                                    2007        $10.414      $11.088        932
                                                                                    2008        $11.088      $11.378      6,794
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                    2004        $10.000      $10.750          0
                                                                                    2005        $10.750      $10.813          0
                                                                                    2006        $10.813      $11.730          0
                                                                                    2007        $11.730      $10.973          0
                                                                                    2008        $10.973       $7.393        997
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                    2004        $10.000      $11.151          0
                                                                                    2005        $11.151      $10.423        123
                                                                                    2006        $10.423      $11.365        124
                                                                                    2007        $11.365      $11.829        128
                                                                                    2008        $11.829      $10.685          0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                    2004        $10.000      $10.526          0
                                                                                    2005        $10.526      $11.718          0
                                                                                    2006        $11.718      $12.779          0
                                                                                    2007        $12.779      $15.355          0
                                                                                    2008        $15.355       $8.908          1

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                    2004        $10.000      $10.417         12
                                                                                    2005        $10.417      $10.774        443
                                                                                    2006        $10.774      $11.533      2,919
                                                                                    2007        $11.533      $12.699      2,176
                                                                                    2008        $12.699       $7.130      6,422
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                    2004        $10.000      $11.029         51
                                                                                    2005        $11.029      $11.197        903
                                                                                    2006        $11.197      $13.007      2,594
                                                                                    2007        $13.007      $13.118      2,618
                                                                                    2008        $13.118       $8.185     12,005
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                    2004        $10.000       $9.849          0
                                                                                    2005         $9.849       $9.662          0
                                                                                    2006         $9.662      $10.278          0
                                                                                    2007        $10.278      $10.469          0
                                                                                    2008        $10.469       $8.907        697
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                    2004        $10.000      $12.022          0
                                                                                    2005        $12.022      $15.536          0
                                                                                    2006        $15.536      $21.218          0
                                                                                    2007        $21.218      $28.584          0
                                                                                    2008        $28.584       $9.855      1,602
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                    2004        $10.000      $12.369          0
                                                                                    2005        $12.369      $18.368          1
                                                                                    2006        $18.368      $22.387          2
                                                                                    2007        $22.387      $31.855          3
                                                                                    2008        $31.855      $16.800      1,461
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                    2004        $10.000      $11.035          0
                                                                                    2005        $11.035      $12.004          0
                                                                                    2006        $12.004      $12.331          0
                                                                                    2007        $12.331      $14.196          0
                                                                                    2008        $14.196       $7.388        908
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                    2004        $10.000      $10.117         59
                                                                                    2005        $10.117      $10.229         59
                                                                                    2006        $10.229      $10.326         63
                                                                                    2007        $10.326      $10.818         60
                                                                                    2008        $10.818      $10.751      3,095

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                    2004        $10.000      $11.006         27
                                                                                    2005        $11.006      $11.823        425
                                                                                    2006        $11.823      $13.425      1,636
                                                                                    2007        $13.425      $13.473      1,658
                                                                                    2008        $13.473       $8.941     10,380
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                    2004        $10.000      $10.311          0
                                                                                    2005        $10.311      $11.658        114
                                                                                    2006        $11.658      $11.849        114
                                                                                    2007        $11.849      $14.111        114
                                                                                    2008        $14.111       $6.997      2,412
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                    2004        $10.000      $12.764         47
                                                                                    2005        $12.764      $14.590        256
                                                                                    2006        $14.590      $19.666        280
                                                                                    2007        $19.666      $15.925        331
                                                                                    2008        $15.925       $9.657      3,507
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                    2007        $10.000       $9.459          1
                                                                                    2008         $9.459       $5.873        157
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                    2007        $10.000       $9.698         33
                                                                                    2008         $9.698       $6.112         42
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares

                                                                                    2008        $10.000       $6.813      1,692



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.691           0
                                                                                   2005         $10.691      $11.057         151
                                                                                   2006         $11.057      $12.252       2,277
                                                                                   2007         $12.252      $12.182       2,546
                                                                                   2008         $12.182       $5.747       4,282
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.251           0
                                                                                   2005         $10.251      $10.919           0
                                                                                   2006         $10.919      $11.361           0
                                                                                   2007         $11.361      $12.452           0
                                                                                   2008         $12.452       $7.008           0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.759         117
                                                                                   2007         $10.759      $11.385         117
                                                                                   2008         $11.385       $7.782         117
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.933           0
                                                                                   2005         $10.933      $11.505         399
                                                                                   2006         $11.505      $12.527         443
                                                                                   2007         $12.527      $13.428         412
                                                                                   2008         $13.428       $9.395       7,139
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.051           0
                                                                                   2005         $10.051      $11.016           0
                                                                                   2006         $11.016      $11.337          35
                                                                                   2007         $11.337      $13.304          55
                                                                                   2008         $13.304       $7.009         736

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.167           0
                                                                                   2005         $10.167      $11.387           0
                                                                                   2006         $11.387      $13.289       2,237
                                                                                   2007         $13.289      $17.362           0
                                                                                   2008         $17.362       $9.322       3,809
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.574         687
                                                                                   2005         $10.574      $11.363         684
                                                                                   2006         $11.363      $12.250       4,222
                                                                                   2007         $12.250      $15.774       1,912
                                                                                   2008         $15.774       $6.426       3,684
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.165       3,190
                                                                                   2005         $10.165      $10.349       3,243
                                                                                   2006         $10.349      $10.878       2,532
                                                                                   2007         $10.878      $12.289       2,308
                                                                                   2008         $12.289       $8.571       2,210
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.332       6,549
                                                                                   2005         $11.332      $12.968      20,860
                                                                                   2006         $12.968      $14.176      31,703
                                                                                   2007         $14.176      $16.312      27,976
                                                                                   2008         $16.312       $9.170      19,287
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.785      11,943
                                                                                   2005         $10.785      $11.170      11,713
                                                                                   2006         $11.170      $13.143      17,421
                                                                                   2007         $13.143      $13.056      12,146
                                                                                   2008         $13.056       $7.324      11,541
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.759         750
                                                                                   2005          $9.759      $10.101       1,068
                                                                                   2006         $10.101      $10.561       3,056
                                                                                   2007         $10.561      $13.121       3,011
                                                                                   2008         $13.121       $6.782       4,991
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.614       9,000
                                                                                   2005         $10.614      $10.887      27,295
                                                                                   2006         $10.887      $12.330      27,743
                                                                                   2007         $12.330      $12.721      27,122
                                                                                   2008         $12.721       $7.842      23,853

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.163         849
                                                                                   2005         $10.163      $10.160       7,157
                                                                                   2006         $10.160      $10.380      10,138
                                                                                   2007         $10.380      $10.597      10,115
                                                                                   2008         $10.597      $10.036       7,293
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.915       7,160
                                                                                   2005          $9.915       $9.997      13,959
                                                                                   2006          $9.997      $10.261      50,381
                                                                                   2007         $10.261      $10.564      85,777
                                                                                   2008         $10.564      $10.650      22,428
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.876         793
                                                                                   2005         $10.876      $12.674       3,879
                                                                                   2006         $12.674      $14.643       6,726
                                                                                   2007         $14.643      $16.813       5,215
                                                                                   2008         $16.813       $9.243       5,779
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.571         541
                                                                                   2005         $10.571      $11.165       3,565
                                                                                   2006         $11.165      $12.094       4,817
                                                                                   2007         $12.094      $13.084       4,768
                                                                                   2008         $13.084      $10.774       4,946
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.259           0
                                                                                   2005         $11.259      $11.735           0
                                                                                   2006         $11.735      $13.592         930
                                                                                   2007         $13.592      $15.766         930
                                                                                   2008         $15.766      $14.811           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.432         750
                                                                                   2005         $11.432      $12.624       3,195
                                                                                   2006         $12.624      $13.514       6,242
                                                                                   2007         $13.514      $18.112       6,218
                                                                                   2008         $18.112       $9.895       2,499
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.245       7,782
                                                                                   2005         $11.245      $12.136      10,611
                                                                                   2006         $12.136      $13.700      12,544
                                                                                   2007         $13.700      $14.402      11,034
                                                                                   2008         $14.402      $10.187      15,614

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.281           0
                                                                                   2005         $11.281      $12.275           0
                                                                                   2006         $12.275      $13.340       2,779
                                                                                   2007         $13.340      $13.887       2,770
                                                                                   2008         $13.887       $8.686       3,021
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.933           0
                                                                                   2006         $10.933      $13.071       5,910
                                                                                   2007         $13.071      $12.038       2,089
                                                                                   2008         $12.038       $7.567         427
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.272           0
                                                                                   2005         $10.272      $10.452           0
                                                                                   2006         $10.452      $12.087           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.816       1,188
                                                                                   2005         $10.816      $10.987       3,255
                                                                                   2006         $10.987      $11.894      10,729
                                                                                   2007         $11.894      $11.628       8,566
                                                                                   2008         $11.628       $7.884      10,288
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.368           0
                                                                                   2005         $10.368      $10.776           0
                                                                                   2006         $10.776      $12.448           0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.598         813
                                                                                   2005         $10.598      $10.610       1,132
                                                                                   2006         $10.610      $11.449       1,508
                                                                                   2007         $11.449      $11.403       1,523
                                                                                   2008         $11.403       $7.980       1,699
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.418           0
                                                                                   2005         $10.418      $10.653       6,161
                                                                                   2006         $10.653      $11.214       6,863
                                                                                   2007         $11.214      $12.213       6,611
                                                                                   2008         $12.213       $7.550       7,287

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.755           0
                                                                                   2005         $10.755      $11.292           0
                                                                                   2006         $11.292      $12.484           0
                                                                                   2007         $12.484      $13.474           0
                                                                                   2008         $13.474       $8.823       2,154
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.894         565
                                                                                   2005          $9.894      $10.195         624
                                                                                   2006         $10.195      $11.295           0
                                                                                   2007         $11.295      $11.329           0
                                                                                   2008         $11.329       $6.721           0
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.729         336
                                                                                   2005         $10.729      $10.799       2,123
                                                                                   2006         $10.799      $11.826      11,717
                                                                                   2007         $11.826      $12.056      12,284
                                                                                   2008         $12.056       $9.187       5,971
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.118           0
                                                                                   2005         $11.118      $11.613       2,441
                                                                                   2006         $11.613      $13.729       3,058
                                                                                   2007         $13.729      $14.489       3,192
                                                                                   2008         $14.489       $9.560       3,261
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.679           0
                                                                                   2006         $11.679      $11.767       1,169
                                                                                   2007         $11.767      $12.239       1,169
                                                                                   2008         $12.239       $6.098       1,169
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.333       6,620
                                                                                   2005         $11.333      $12.681       6,064
                                                                                   2006         $12.681      $14.601      10,013
                                                                                   2007         $14.601      $15.193       8,168
                                                                                   2008         $15.193       $8.893       7,844
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.266         238
                                                                                   2005         $11.266      $12.127       3,151
                                                                                   2006         $12.127      $13.641       5,820
                                                                                   2007         $13.641      $13.194       5,778
                                                                                   2008         $13.194       $8.024       6,461

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.329       1,081
                                                                                   2005         $10.329      $10.655       5,386
                                                                                   2006         $10.655      $10.682       7,679
                                                                                   2007         $10.682      $10.859       7,887
                                                                                   2008         $10.859      $10.399       5,554
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.908           0
                                                                                   2005          $9.908       $9.989      16,192
                                                                                   2006          $9.989      $10.253       1,475
                                                                                   2007         $10.253      $10.548       1,386
                                                                                   2008         $10.548      $10.580         684
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.542       8,341
                                                                                   2005         $10.542      $10.558      12,915
                                                                                   2006         $10.558      $10.432      17,896
                                                                                   2007         $10.432      $11.325      17,186
                                                                                   2008         $11.325      $10.328       9,728
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.231         869
                                                                                   2005         $10.231      $10.282       7,925
                                                                                   2006         $10.282      $10.476      15,611
                                                                                   2007         $10.476      $11.177      16,007
                                                                                   2008         $11.177      $11.493      11,281
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.765       4,912
                                                                                   2005         $10.765      $10.850       4,465
                                                                                   2006         $10.850      $11.794       4,471
                                                                                   2007         $11.794      $11.055       4,671
                                                                                   2008         $11.055       $7.463       8,555
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.172           0
                                                                                   2005         $11.172      $10.464          40
                                                                                   2006         $10.464      $11.433          39
                                                                                   2007         $11.433      $11.924          39
                                                                                   2008         $11.924      $10.771           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.545           0
                                                                                   2005         $10.545      $11.764           0
                                                                                   2006         $11.764      $12.855       2,808
                                                                                   2007         $12.855      $15.478       1,695
                                                                                   2008         $15.478       $8.998       1,797

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.437           0
                                                                                   2005         $10.437      $10.816       6,263
                                                                                   2006         $10.816      $11.601       7,726
                                                                                   2007         $11.601      $12.801       7,425
                                                                                   2008         $12.801       $7.201       9,033
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $11.050       4,986
                                                                                   2005         $11.050      $11.241      12,557
                                                                                   2006         $11.241      $13.085      18,227
                                                                                   2007         $13.085      $13.223      18,328
                                                                                   2008         $13.223       $8.267      13,567
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.867           0
                                                                                   2005          $9.867       $9.700           0
                                                                                   2006          $9.700      $10.340           0
                                                                                   2007         $10.340      $10.553           0
                                                                                   2008         $10.553       $8.997           0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $12.044         113
                                                                                   2005         $12.044      $15.597       1,306
                                                                                   2006         $15.597      $21.344       1,858
                                                                                   2007         $21.344      $28.812       1,194
                                                                                   2008         $28.812       $9.954       1,194
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.392           0
                                                                                   2005         $12.392      $18.439       3,598
                                                                                   2006         $18.439      $22.520       4,335
                                                                                   2007         $22.520      $32.110       4,766
                                                                                   2008         $32.110      $16.970       2,758
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.055           0
                                                                                   2005         $11.055      $12.051           0
                                                                                   2006         $12.051      $12.405           0
                                                                                   2007         $12.405      $14.309           0
                                                                                   2008         $14.309       $7.463         304
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.136           0
                                                                                   2005         $10.136      $10.269       6,793
                                                                                   2006         $10.269      $10.388       8,280
                                                                                   2007         $10.388      $10.904       8,404
                                                                                   2008         $10.904      $10.859       3,318

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $11.027         372
                                                                                   2005         $11.027      $11.869       5,952
                                                                                   2006         $11.869      $13.504       7,435
                                                                                   2007         $13.504      $13.581       7,698
                                                                                   2008         $13.581       $9.031       7,108
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.330           0
                                                                                   2005         $10.330      $11.703           0
                                                                                   2006         $11.703      $11.919           0
                                                                                   2007         $11.919      $14.224           0
                                                                                   2008         $14.224       $7.068         104
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.788       5,458
                                                                                   2005         $12.788      $14.647       7,963
                                                                                   2006         $14.647      $19.782      13,396
                                                                                   2007         $19.782      $16.053       9,665
                                                                                   2008         $16.053       $9.754      11,287
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.473           0
                                                                                   2008          $9.473       $5.893           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.712           0
                                                                                   2008          $9.712       $6.133           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.882       1,065



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.8

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.686           0
                                                                                   2005         $10.686      $11.047           0
                                                                                   2006         $11.047      $12.234           0
                                                                                   2007         $12.234      $12.157           0
                                                                                   2008         $12.157       $5.733           0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.246           0
                                                                                   2005         $10.246      $10.909           0
                                                                                   2006         $10.909      $11.344           0
                                                                                   2007         $11.344      $12.427           0
                                                                                   2008         $12.427       $6.990           0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.756           0
                                                                                   2007         $10.756      $11.376           0
                                                                                   2008         $11.376       $7.772           0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.928       1,063
                                                                                   2005         $10.928      $11.494       8,254
                                                                                   2006         $11.494      $12.508      10,145
                                                                                   2007         $12.508      $13.402       8,328
                                                                                   2008         $13.402       $9.371       4,243
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.047           0
                                                                                   2005         $10.047      $11.006           0
                                                                                   2006         $11.006      $11.321           0
                                                                                   2007         $11.321      $13.278           0
                                                                                   2008         $13.278       $6.991           0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.163           0
                                                                                   2005         $10.163      $11.375           0
                                                                                   2006         $11.375      $13.269           0
                                                                                   2007         $13.269      $17.328           0
                                                                                   2008         $17.328       $9.299           0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.569           0
                                                                                   2005         $10.569      $11.352           0
                                                                                   2006         $11.352      $12.232           0
                                                                                   2007         $12.232      $15.742           0
                                                                                   2008         $15.742       $6.410         818
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.160           0
                                                                                   2005         $10.160      $10.339           0
                                                                                   2006         $10.339      $10.862           0
                                                                                   2007         $10.862      $12.265           0
                                                                                   2008         $12.265       $8.549       1,449
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.326          27
                                                                                   2005         $11.326      $12.955         438
                                                                                   2006         $12.955      $14.155       3,734
                                                                                   2007         $14.155      $16.279       3,166
                                                                                   2008         $16.279       $9.147       3,454
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.780       1,106
                                                                                   2005         $10.780      $11.160       1,530
                                                                                   2006         $11.160      $13.123       1,577
                                                                                   2007         $13.123      $13.030       1,017
                                                                                   2008         $13.030       $7.306      13,790
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.754       1,191
                                                                                   2005          $9.754      $10.091       1,159
                                                                                   2006         $10.091      $10.545       1,196
                                                                                   2007         $10.545      $13.095       1,012
                                                                                   2008         $13.095       $6.765       1,405
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.609          24
                                                                                   2005         $10.609      $10.877         420
                                                                                   2006         $10.877      $12.312         540
                                                                                   2007         $12.312      $12.696           0
                                                                                   2008         $12.696       $7.822       3,478

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.159           0
                                                                                   2005         $10.159      $10.150           0
                                                                                   2006         $10.150      $10.364           0
                                                                                   2007         $10.364      $10.576           0
                                                                                   2008         $10.576      $10.011      12,178
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.910       6,587
                                                                                   2005          $9.910       $9.987       6,856
                                                                                   2006          $9.987      $10.245       7,669
                                                                                   2007         $10.245      $10.543       7,192
                                                                                   2008         $10.543      $10.623      65,486
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.871           0
                                                                                   2005         $10.871      $12.661           0
                                                                                   2006         $12.661      $14.622       3,225
                                                                                   2007         $14.622      $16.780       4,637
                                                                                   2008         $16.780       $9.220       4,501
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.566           0
                                                                                   2005         $10.566      $11.154           0
                                                                                   2006         $11.154      $12.077           0
                                                                                   2007         $12.077      $13.058           0
                                                                                   2008         $13.058      $10.747       1,150
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.254           0
                                                                                   2005         $11.254      $11.724           0
                                                                                   2006         $11.724      $13.572       1,488
                                                                                   2007         $13.572      $15.735       3,082
                                                                                   2008         $15.735      $14.779           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.427           0
                                                                                   2005         $11.427      $12.612           0
                                                                                   2006         $12.612      $13.494           0
                                                                                   2007         $13.494      $18.076           0
                                                                                   2008         $18.076       $9.870           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.240       3,580
                                                                                   2005         $11.240      $12.124       3,512
                                                                                   2006         $12.124      $13.679       5,801
                                                                                   2007         $13.679      $14.373       5,440
                                                                                   2008         $14.373      $10.161       6,136

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.276           0
                                                                                   2005         $11.276      $12.263           0
                                                                                   2006         $12.263      $13.320       1,870
                                                                                   2007         $13.320      $13.860       1,862
                                                                                   2008         $13.860       $8.664       1,774
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.929           0
                                                                                   2006         $10.929      $13.060         600
                                                                                   2007         $13.060      $12.021         598
                                                                                   2008         $12.021       $7.553           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.267       1,132
                                                                                   2005         $10.267      $10.442       1,120
                                                                                   2006         $10.442      $12.069       1,045
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.811       4,963
                                                                                   2005         $10.811      $10.976      12,583
                                                                                   2006         $10.976      $11.876      12,964
                                                                                   2007         $11.876      $11.605      12,915
                                                                                   2008         $11.605       $7.864      14,736
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.364           0
                                                                                   2005         $10.364      $10.766           0
                                                                                   2006         $10.766      $12.430           0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.593           0
                                                                                   2005         $10.593      $10.600           0
                                                                                   2006         $10.600      $11.432           0
                                                                                   2007         $11.432      $11.381           0
                                                                                   2008         $11.381       $7.960           0
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.413           0
                                                                                   2005         $10.413      $10.642           0
                                                                                   2006         $10.642      $11.198           0
                                                                                   2007         $11.198      $12.189           0
                                                                                   2008         $12.189       $7.531         253

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.750           0
                                                                                   2005         $10.750      $11.281           0
                                                                                   2006         $11.281      $12.466           0
                                                                                   2007         $12.466      $13.448           0
                                                                                   2008         $13.448       $8.801           0
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.890           0
                                                                                   2005          $9.890      $10.185           0
                                                                                   2006         $10.185      $11.278           0
                                                                                   2007         $11.278      $11.306           0
                                                                                   2008         $11.306       $6.704           0
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.724       1,083
                                                                                   2005         $10.724      $10.788       1,084
                                                                                   2006         $10.788      $11.808       2,425
                                                                                   2007         $11.808      $12.032       2,452
                                                                                   2008         $12.032       $9.164       2,383
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.113           0
                                                                                   2005         $11.113      $11.602           0
                                                                                   2006         $11.602      $13.709           0
                                                                                   2007         $13.709      $14.461           0
                                                                                   2008         $14.461       $9.536           0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.675           0
                                                                                   2006         $11.675      $11.757         298
                                                                                   2007         $11.757      $12.222         297
                                                                                   2008         $12.222       $6.086           0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.327           0
                                                                                   2005         $11.327      $12.669       7,200
                                                                                   2006         $12.669      $14.579       7,200
                                                                                   2007         $14.579      $15.163       7,290
                                                                                   2008         $15.163       $8.871       4,442
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.261           0
                                                                                   2005         $11.261      $12.115       7,310
                                                                                   2006         $12.115      $13.620       9,260
                                                                                   2007         $13.620      $13.167       7,675
                                                                                   2008         $13.167       $8.004       4,623

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.324           0
                                                                                   2005         $10.324      $10.645           0
                                                                                   2006         $10.645      $10.666           0
                                                                                   2007         $10.666      $10.837           0
                                                                                   2008         $10.837      $10.373         243
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.904           0
                                                                                   2005          $9.904       $9.980           0
                                                                                   2006          $9.980      $10.237           0
                                                                                   2007         $10.237      $10.527           0
                                                                                   2008         $10.527      $10.554           0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.538       1,103
                                                                                   2005         $10.538      $10.548       8,558
                                                                                   2006         $10.548      $10.416       8,661
                                                                                   2007         $10.416      $11.303       8,751
                                                                                   2008         $11.303      $10.302       6,163
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.226       1,136
                                                                                   2005         $10.226      $10.272       8,798
                                                                                   2006         $10.272      $10.460       8,866
                                                                                   2007         $10.460      $11.154       8,977
                                                                                   2008         $11.154      $11.464      16,322
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.761           0
                                                                                   2005         $10.761      $10.840           0
                                                                                   2006         $10.840      $11.778           0
                                                                                   2007         $11.778      $11.034           0
                                                                                   2008         $11.034       $7.446         246
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.167       1,040
                                                                                   2005         $11.167      $10.454       1,119
                                                                                   2006         $10.454      $11.416       1,105
                                                                                   2007         $11.416      $11.900       1,114
                                                                                   2008         $11.900      $10.750           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.540           0
                                                                                   2005         $10.540      $11.752           0
                                                                                   2006         $11.752      $12.836           0
                                                                                   2007         $12.836      $15.447       1,428
                                                                                   2008         $15.447       $8.975       4,744

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.432           0
                                                                                   2005         $10.432      $10.806           0
                                                                                   2006         $10.806      $11.584           0
                                                                                   2007         $11.584      $12.775           0
                                                                                   2008         $12.775       $7.183       3,495
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $11.045       4,696
                                                                                   2005         $11.045      $11.230       4,833
                                                                                   2006         $11.230      $13.065       4,752
                                                                                   2007         $13.065      $13.197       4,560
                                                                                   2008         $13.197       $8.247       6,961
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.863           0
                                                                                   2005          $9.863       $9.690           0
                                                                                   2006          $9.690      $10.324           0
                                                                                   2007         $10.324      $10.532           0
                                                                                   2008         $10.532       $8.974           0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $12.039           0
                                                                                   2005         $12.039      $15.582           0
                                                                                   2006         $15.582      $21.313           0
                                                                                   2007         $21.313      $28.755           0
                                                                                   2008         $28.755       $9.929           0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.386           0
                                                                                   2005         $12.386      $18.421           0
                                                                                   2006         $18.421      $22.487           0
                                                                                   2007         $22.487      $32.046           0
                                                                                   2008         $32.046      $16.927           0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.050           0
                                                                                   2005         $11.050      $12.039           0
                                                                                   2006         $12.039      $12.386           0
                                                                                   2007         $12.386      $14.281           0
                                                                                   2008         $14.281       $7.444           0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.131           0
                                                                                   2005         $10.131      $10.259           0
                                                                                   2006         $10.259      $10.372           0
                                                                                   2007         $10.372      $10.883           0
                                                                                   2008         $10.883      $10.832       2,258

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $11.022           0
                                                                                   2005         $11.022      $11.858      21,406
                                                                                   2006         $11.858      $13.484      22,018
                                                                                   2007         $13.484      $13.554      22,309
                                                                                   2008         $13.554       $9.009       8,879
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.325           0
                                                                                   2005         $10.325      $11.692           0
                                                                                   2006         $11.692      $11.902           0
                                                                                   2007         $11.902      $14.196           0
                                                                                   2008         $14.196       $7.050           0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.782       6,297
                                                                                   2005         $12.782      $14.633      12,186
                                                                                   2006         $14.633      $19.753      14,523
                                                                                   2007         $19.753      $16.021      14,018
                                                                                   2008         $16.021       $9.730      19,497
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.469       1,399
                                                                                   2008          $9.469       $5.888       1,614
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.708           0
                                                                                   2008          $9.708       $6.128       2,118
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.865       1,365



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.681       2,464
                                                                                   2005         $10.681      $11.036       2,121
                                                                                   2006         $11.036      $12.215       1,950
                                                                                   2007         $12.215      $12.133         401
                                                                                   2008         $12.133       $5.719       1,960
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.241           0
                                                                                   2005         $10.241      $10.898           0
                                                                                   2006         $10.898      $11.328          21
                                                                                   2007         $11.328      $12.402          21
                                                                                   2008         $12.402       $6.973         935
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.752         828
                                                                                   2007         $10.752      $11.366         214
                                                                                   2008         $11.366       $7.761       1,752
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.923       1,178
                                                                                   2005         $10.923      $11.483       1,143
                                                                                   2006         $11.483      $12.490         911
                                                                                   2007         $12.490      $13.375         463
                                                                                   2008         $13.375       $9.348      11,043
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.042           0
                                                                                   2005         $10.042      $10.995           0
                                                                                   2006         $10.995      $11.304           0
                                                                                   2007         $11.304      $13.251           0
                                                                                   2008         $13.251       $6.974       1,538

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.158           0
                                                                                   2005         $10.158      $11.364           0
                                                                                   2006         $11.364      $13.250           0
                                                                                   2007         $13.250      $17.293           0
                                                                                   2008         $17.293       $9.276         892
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.564           0
                                                                                   2005         $10.564      $11.341         137
                                                                                   2006         $11.341      $12.214         135
                                                                                   2007         $12.214      $15.711         142
                                                                                   2008         $15.711       $6.394      14,268
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.155           0
                                                                                   2005         $10.155      $10.329           0
                                                                                   2006         $10.329      $10.846           0
                                                                                   2007         $10.846      $12.240           0
                                                                                   2008         $12.240       $8.528       1,658
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.321         717
                                                                                   2005         $11.321      $12.942         718
                                                                                   2006         $12.942      $14.134       1,351
                                                                                   2007         $14.134      $16.247         944
                                                                                   2008         $16.247       $9.124      18,431
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.775         625
                                                                                   2005         $10.775      $11.149         210
                                                                                   2006         $11.149      $13.104       1,107
                                                                                   2007         $13.104      $13.004         898
                                                                                   2008         $13.004       $7.287       7,705
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.750         426
                                                                                   2005          $9.750      $10.081         439
                                                                                   2006         $10.081      $10.529         474
                                                                                   2007         $10.529      $13.069         188
                                                                                   2008         $13.069       $6.748       4,688
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.604       1,599
                                                                                   2005         $10.604      $10.866       1,191
                                                                                   2006         $10.866      $12.293       1,671
                                                                                   2007         $12.293      $12.670         666
                                                                                   2008         $12.670       $7.803      32,912

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.154       4,478
                                                                                   2005         $10.154      $10.140       4,814
                                                                                   2006         $10.140      $10.349       4,888
                                                                                   2007         $10.349      $10.555       1,973
                                                                                   2008         $10.555       $9.986      33,831
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.905       4,000
                                                                                   2005          $9.905       $9.977       3,554
                                                                                   2006          $9.977      $10.230       3,566
                                                                                   2007         $10.230      $10.522         538
                                                                                   2008         $10.522      $10.597      31,819
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.866         851
                                                                                   2005         $10.866      $12.649         931
                                                                                   2006         $12.649      $14.600         796
                                                                                   2007         $14.600      $16.746         584
                                                                                   2008         $16.746       $9.197       8,612
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.561         735
                                                                                   2005         $10.561      $11.143         709
                                                                                   2006         $11.143      $12.059         687
                                                                                   2007         $12.059      $13.032         652
                                                                                   2008         $13.032      $10.720         725
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.249         373
                                                                                   2005         $11.249      $11.712         387
                                                                                   2006         $11.712      $13.552         378
                                                                                   2007         $13.552      $15.703         153
                                                                                   2008         $15.703      $14.747           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.422       1,508
                                                                                   2005         $11.422      $12.600       1,508
                                                                                   2006         $12.600      $13.474       1,508
                                                                                   2007         $13.474      $18.040           0
                                                                                   2008         $18.040       $9.845       2,019
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.235           0
                                                                                   2005         $11.235      $12.112           0
                                                                                   2006         $12.112      $13.659           0
                                                                                   2007         $13.659      $14.344           0
                                                                                   2008         $14.344      $10.136      25,459

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.271         372
                                                                                   2005         $11.271      $12.251         366
                                                                                   2006         $12.251      $13.300         381
                                                                                   2007         $13.300      $13.832         177
                                                                                   2008         $13.832       $8.642       1,677
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.925           0
                                                                                   2006         $10.925      $13.049           0
                                                                                   2007         $13.049      $12.005           0
                                                                                   2008         $12.005       $7.539         435
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.262         436
                                                                                   2005         $10.262      $10.432           0
                                                                                   2006         $10.432      $12.051           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.806       2,120
                                                                                   2005         $10.806      $10.966       2,777
                                                                                   2006         $10.966      $11.859       2,515
                                                                                   2007         $11.859      $11.582         903
                                                                                   2008         $11.582       $7.845      12,802
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.359           0
                                                                                   2005         $10.359      $10.755           0
                                                                                   2006         $10.755      $12.412           0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.588         423
                                                                                   2005         $10.588      $10.589           0
                                                                                   2006         $10.589      $11.415         470
                                                                                   2007         $11.415      $11.358         470
                                                                                   2008         $11.358       $7.940       2,974
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.408           0
                                                                                   2005         $10.408      $10.632           0
                                                                                   2006         $10.632      $11.181           0
                                                                                   2007         $11.181      $12.164           0
                                                                                   2008         $12.164       $7.512       5,811

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.745         417
                                                                                   2005         $10.745      $11.270           0
                                                                                   2006         $11.270      $12.447           0
                                                                                   2007         $12.447      $13.421           0
                                                                                   2008         $13.421       $8.779       2,817
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.885         541
                                                                                   2005          $9.885      $10.175         109
                                                                                   2006         $10.175      $11.262           0
                                                                                   2007         $11.262      $11.284           0
                                                                                   2008         $11.284       $6.688       1,390
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.719       1,911
                                                                                   2005         $10.719      $10.778       1,493
                                                                                   2006         $10.778      $11.791       3,335
                                                                                   2007         $11.791      $12.008       1,842
                                                                                   2008         $12.008       $9.141       6,555
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.108         781
                                                                                   2005         $11.108      $11.590         385
                                                                                   2006         $11.590      $13.688         796
                                                                                   2007         $13.688      $14.432         592
                                                                                   2008         $14.432       $9.512       6,545
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.671           0
                                                                                   2006         $11.671      $11.747           0
                                                                                   2007         $11.747      $12.206           0
                                                                                   2008         $12.206       $6.075          87
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.322         588
                                                                                   2005         $11.322      $12.656         707
                                                                                   2006         $12.656      $14.558         687
                                                                                   2007         $14.558      $15.133         278
                                                                                   2008         $15.133       $8.849       5,618
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.256       1,226
                                                                                   2005         $11.256      $12.103       1,245
                                                                                   2006         $12.103      $13.600       1,922
                                                                                   2007         $13.600      $13.141       1,227
                                                                                   2008         $13.141       $7.984      18,988

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.319         434
                                                                                   2005         $10.319      $10.634         301
                                                                                   2006         $10.634      $10.650         323
                                                                                   2007         $10.650      $10.816         354
                                                                                   2008         $10.816      $10.347       9,844
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.899         976
                                                                                   2005          $9.899       $9.970         885
                                                                                   2006          $9.970      $10.222         694
                                                                                   2007         $10.222      $10.506         704
                                                                                   2008         $10.506      $10.528      22,117
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.533         822
                                                                                   2005         $10.533      $10.538       1,121
                                                                                   2006         $10.538      $10.401       1,146
                                                                                   2007         $10.401      $11.280         362
                                                                                   2008         $11.280      $10.276      11,204
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.221       1,678
                                                                                   2005         $10.221      $10.262       1,552
                                                                                   2006         $10.262      $10.445       1,596
                                                                                   2007         $10.445      $11.132         869
                                                                                   2008         $11.132      $11.435      42,191
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.757         387
                                                                                   2005         $10.757      $10.831         790
                                                                                   2006         $10.831      $11.762         534
                                                                                   2007         $11.762      $11.014         316
                                                                                   2008         $11.014       $7.428       1,863
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.162         852
                                                                                   2005         $11.162      $10.444         540
                                                                                   2006         $10.444      $11.399         450
                                                                                   2007         $11.399      $11.876         202
                                                                                   2008         $11.876      $10.728           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.535         425
                                                                                   2005         $10.535      $11.741           0
                                                                                   2006         $11.741      $12.817           0
                                                                                   2007         $12.817      $15.416           0
                                                                                   2008         $15.416       $8.953       1,059

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.427           0
                                                                                   2005         $10.427      $10.795         391
                                                                                   2006         $10.795      $11.567         603
                                                                                   2007         $11.567      $12.750         603
                                                                                   2008         $12.750       $7.165      18,276
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $11.039       1,913
                                                                                   2005         $11.039      $11.219       1,637
                                                                                   2006         $11.219      $13.046       2,122
                                                                                   2007         $13.046      $13.171         609
                                                                                   2008         $13.171       $8.226      15,396
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.858         873
                                                                                   2005          $9.858       $9.681         464
                                                                                   2006          $9.681      $10.309         498
                                                                                   2007         $10.309      $10.511         235
                                                                                   2008         $10.511       $8.952         551
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $12.033         857
                                                                                   2005         $12.033      $15.567       1,190
                                                                                   2006         $15.567      $21.281         676
                                                                                   2007         $21.281      $28.698         252
                                                                                   2008         $28.698       $9.905       1,306
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.380           0
                                                                                   2005         $12.380      $18.403         112
                                                                                   2006         $18.403      $22.454          81
                                                                                   2007         $22.454      $31.982          79
                                                                                   2008         $31.982      $16.885       1,656
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.045         152
                                                                                   2005         $11.045      $12.028         184
                                                                                   2006         $12.028      $12.368           0
                                                                                   2007         $12.368      $14.253           0
                                                                                   2008         $14.253       $7.425           0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.126           0
                                                                                   2005         $10.126      $10.249           0
                                                                                   2006         $10.249      $10.357           0
                                                                                   2007         $10.357      $10.861           0
                                                                                   2008         $10.861      $10.805       2,287

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $11.017         705
                                                                                   2005         $11.017      $11.846         667
                                                                                   2006         $11.846      $13.465       1,905
                                                                                   2007         $13.465      $13.527       1,917
                                                                                   2008         $13.527       $8.986       8,195
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.321           0
                                                                                   2005         $10.321      $11.681           0
                                                                                   2006         $11.681      $11.884          42
                                                                                   2007         $11.884      $14.168          42
                                                                                   2008         $14.168       $7.033         639
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.776         568
                                                                                   2005         $12.776      $14.618       2,214
                                                                                   2006         $14.618      $19.724         961
                                                                                   2007         $19.724      $15.989         777
                                                                                   2008         $15.989       $9.705      28,148
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.466           0
                                                                                   2008          $9.466       $5.883           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.705           0
                                                                                   2008          $9.705       $6.123         764
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.848       1,470



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.671           0
                                                                                   2005         $10.671      $11.014           0
                                                                                   2006         $11.014      $12.179           0
                                                                                   2007         $12.179      $12.085           0
                                                                                   2008         $12.085       $5.690       5,172
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.232           0
                                                                                   2005         $10.232      $10.877           0
                                                                                   2006         $10.877      $11.294           0
                                                                                   2007         $11.294      $12.353           0
                                                                                   2008         $12.353       $6.938         142
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.745           0
                                                                                   2007         $10.745      $11.347           0
                                                                                   2008         $11.347       $7.740       4,163
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.913           0
                                                                                   2005         $10.913      $11.461           0
                                                                                   2006         $11.461      $12.453           0
                                                                                   2007         $12.453      $13.322           0
                                                                                   2008         $13.322       $9.301       5,011
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.033           0
                                                                                   2005         $10.033      $10.974           0
                                                                                   2006         $10.974      $11.270           0
                                                                                   2007         $11.270      $13.199           0
                                                                                   2008         $13.199       $6.939       1,813

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.148           0
                                                                                   2005         $10.148      $11.342           0
                                                                                   2006         $11.342      $13.210           0
                                                                                   2007         $13.210      $17.224           0
                                                                                   2008         $17.224       $9.229       2,212
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S

                                                                                   2004         $10.000      $10.554           0
                                                                                   2005         $10.554      $11.319           0
                                                                                   2006         $11.319      $12.177           0
                                                                                   2007         $12.177      $15.648           0
                                                                                   2008         $15.648       $6.362       6,222
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.146           0
                                                                                   2005         $10.146      $10.309           0
                                                                                   2006         $10.309      $10.813           0
                                                                                   2007         $10.813      $12.191           0
                                                                                   2008         $12.191       $8.485       5,702
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.311           0
                                                                                   2005         $11.311      $12.917           0
                                                                                   2006         $12.917      $14.092           0
                                                                                   2007         $14.092      $16.182           0
                                                                                   2008         $16.182       $9.079       8,088
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.765           0
                                                                                   2005         $10.765      $11.127           0
                                                                                   2006         $11.127      $13.065           0
                                                                                   2007         $13.065      $12.952           0
                                                                                   2008         $12.952       $7.251       8,265
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.741           0
                                                                                   2005          $9.741      $10.062           0
                                                                                   2006         $10.062      $10.498           0
                                                                                   2007         $10.498      $13.016           0
                                                                                   2008         $13.016       $6.714       2,303
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.594           0
                                                                                   2005         $10.594      $10.845           0
                                                                                   2006         $10.845      $12.257           0
                                                                                   2007         $12.257      $12.620           0
                                                                                   2008         $12.620       $7.764      12,992

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.145           0
                                                                                   2005         $10.145      $10.120           0
                                                                                   2006         $10.120      $10.318           0
                                                                                   2007         $10.318      $10.513           0
                                                                                   2008         $10.513       $9.936       8,137
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.896           0
                                                                                   2005          $9.896       $9.958           0
                                                                                   2006          $9.958      $10.200           0
                                                                                   2007         $10.200      $10.480           0
                                                                                   2008         $10.480      $10.544      32,210
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.856           0
                                                                                   2005         $10.856      $12.625           0
                                                                                   2006         $12.625      $14.557           0
                                                                                   2007         $14.557      $16.680           0
                                                                                   2008         $16.680       $9.151       4,791
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.551           0
                                                                                   2005         $10.551      $11.122           0
                                                                                   2006         $11.122      $12.023           0
                                                                                   2007         $12.023      $12.980           0
                                                                                   2008         $12.980      $10.666       7,141
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.239           0
                                                                                   2005         $11.239      $11.690           0
                                                                                   2006         $11.690      $13.512           0
                                                                                   2007         $13.512      $15.641           0
                                                                                   2008         $15.641      $14.684           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.411           0
                                                                                   2005         $11.411      $12.575           0
                                                                                   2006         $12.575      $13.434           0
                                                                                   2007         $13.434      $17.968           0
                                                                                   2008         $17.968       $9.796         866
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.225           0
                                                                                   2005         $11.225      $12.089           0
                                                                                   2006         $12.089      $13.619           0
                                                                                   2007         $13.619      $14.287           0
                                                                                   2008         $14.287      $10.085       7,350

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.260           0
                                                                                   2005         $11.260      $12.228           0
                                                                                   2006         $12.228      $13.261           0
                                                                                   2007         $13.261      $13.777           0
                                                                                   2008         $13.777       $8.599         577
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.918           0
                                                                                   2006         $10.918      $13.027           0
                                                                                   2007         $13.027      $11.972           0
                                                                                   2008         $11.972       $7.511       1,246
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.253           0
                                                                                   2005         $10.253      $10.411           0
                                                                                   2006         $10.411      $12.016           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.796           0
                                                                                   2005         $10.796      $10.944           0
                                                                                   2006         $10.944      $11.824           0
                                                                                   2007         $11.824      $11.536           0
                                                                                   2008         $11.536       $7.806       5,887
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.349           0
                                                                                   2005         $10.349      $10.734           0
                                                                                   2006         $10.734      $12.375           0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.578           0
                                                                                   2005         $10.578      $10.569           0
                                                                                   2006         $10.569      $11.382           0
                                                                                   2007         $11.382      $11.313           0
                                                                                   2008         $11.313       $7.901       6,496
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.399           0
                                                                                   2005         $10.399      $10.611           0
                                                                                   2006         $10.611      $11.148           0
                                                                                   2007         $11.148      $12.116           0
                                                                                   2008         $12.116       $7.475       3,472

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.735           0
                                                                                   2005         $10.735      $11.248           0
                                                                                   2006         $11.248      $12.411           0
                                                                                   2007         $12.411      $13.367           0
                                                                                   2008         $13.367       $8.735         791
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.876           0
                                                                                   2005          $9.876      $10.155           0
                                                                                   2006         $10.155      $11.228           0
                                                                                   2007         $11.228      $11.239           0
                                                                                   2008         $11.239       $6.654       1,853
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.709           0
                                                                                   2005         $10.709      $10.757           0
                                                                                   2006         $10.757      $11.756           0
                                                                                   2007         $11.756      $11.960           0
                                                                                   2008         $11.960       $9.095      12,294
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.097           0
                                                                                   2005         $11.097      $11.568           0
                                                                                   2006         $11.568      $13.648           0
                                                                                   2007         $13.648      $14.374           0
                                                                                   2008         $14.374       $9.464       1,222
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.663           0
                                                                                   2006         $11.663      $11.727           0
                                                                                   2007         $11.727      $12.172           0
                                                                                   2008         $12.172       $6.052         684
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.312           0
                                                                                   2005         $11.312      $12.632           0
                                                                                   2006         $12.632      $14.515           0
                                                                                   2007         $14.515      $15.072           0
                                                                                   2008         $15.072       $8.804       5,985
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.245           0
                                                                                   2005         $11.245      $12.079           0
                                                                                   2006         $12.079      $13.560           0
                                                                                   2007         $13.560      $13.089           0
                                                                                   2008         $13.089       $7.944       5,504

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.310           0
                                                                                   2005         $10.310      $10.614           0
                                                                                   2006         $10.614      $10.619           0
                                                                                   2007         $10.619      $10.772           0
                                                                                   2008         $10.772      $10.295       1,059
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.890           0
                                                                                   2005          $9.890       $9.951           0
                                                                                   2006          $9.951      $10.192           0
                                                                                   2007         $10.192      $10.464           0
                                                                                   2008         $10.464      $10.475      33,726
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.523           0
                                                                                   2005         $10.523      $10.517           0
                                                                                   2006         $10.517      $10.370           0
                                                                                   2007         $10.370      $11.235           0
                                                                                   2008         $11.235      $10.225       6,340
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.212           0
                                                                                   2005         $10.212      $10.242           0
                                                                                   2006         $10.242      $10.414           0
                                                                                   2007         $10.414      $11.088           0
                                                                                   2008         $11.088      $11.378       6,794
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.750           0
                                                                                   2005         $10.750      $10.813           0
                                                                                   2006         $10.813      $11.730           0
                                                                                   2007         $11.730      $10.973           0
                                                                                   2008         $10.973       $7.393         997
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.151           0
                                                                                   2005         $11.151      $10.423           0
                                                                                   2006         $10.423      $11.365           0
                                                                                   2007         $11.365      $11.829           0
                                                                                   2008         $11.829      $10.685           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.526           0
                                                                                   2005         $10.526      $11.718           0
                                                                                   2006         $11.718      $12.779           0
                                                                                   2007         $12.779      $15.355           0
                                                                                   2008         $15.355       $8.908           1

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.417           0
                                                                                   2005         $10.417      $10.774           0
                                                                                   2006         $10.774      $11.533           0
                                                                                   2007         $11.533      $12.699           0
                                                                                   2008         $12.699       $7.130       6,422
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $11.029           0
                                                                                   2005         $11.029      $11.197           0
                                                                                   2006         $11.197      $13.007           0
                                                                                   2007         $13.007      $13.118           0
                                                                                   2008         $13.118       $8.185      12,005
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.849           0
                                                                                   2005          $9.849       $9.662           0
                                                                                   2006          $9.662      $10.278           0
                                                                                   2007         $10.278      $10.469           0
                                                                                   2008         $10.469       $8.907         697
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $12.022           0
                                                                                   2005         $12.022      $15.536           0
                                                                                   2006         $15.536      $21.218           0
                                                                                   2007         $21.218      $28.584           0
                                                                                   2008         $28.584       $9.855       1,602
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.369           0
                                                                                   2005         $12.369      $18.368           0
                                                                                   2006         $18.368      $22.387           0
                                                                                   2007         $22.387      $31.855           0
                                                                                   2008         $31.855      $16.800       1,461
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.035           0
                                                                                   2005         $11.035      $12.004           0
                                                                                   2006         $12.004      $12.331           0
                                                                                   2007         $12.331      $14.196           0
                                                                                   2008         $14.196       $7.388         908
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.117           0
                                                                                   2005         $10.117      $10.229           0
                                                                                   2006         $10.229      $10.326           0
                                                                                   2007         $10.326      $10.818           0
                                                                                   2008         $10.818      $10.751       3,095

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $11.006           0
                                                                                   2005         $11.006      $11.823           0
                                                                                   2006         $11.823      $13.425           0
                                                                                   2007         $13.425      $13.473           0
                                                                                   2008         $13.473       $8.941      10,380
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.311           0
                                                                                   2005         $10.311      $11.658           0
                                                                                   2006         $11.658      $11.849           0
                                                                                   2007         $11.849      $14.111           0
                                                                                   2008         $14.111       $6.997       2,412
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.764           0
                                                                                   2005         $12.764      $14.590           0
                                                                                   2006         $14.590      $19.666           0
                                                                                   2007         $19.666      $15.925           0
                                                                                   2008         $15.925       $9.657       3,507
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.459           0
                                                                                   2008          $9.459       $5.873         157
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.698           0
                                                                                   2008          $9.698       $6.112          42
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.813       1,692



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.666          0
                                                                                   2005         $10.666      $11.004          0
                                                                                   2006         $11.004      $12.161          0
                                                                                   2007         $12.161      $12.061          0
                                                                                   2008         $12.061       $5.676          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.227          0
                                                                                   2005         $10.227      $10.866          0
                                                                                   2006         $10.866      $11.277          0
                                                                                   2007         $11.277      $12.328          0
                                                                                   2008         $12.328       $6.921        353
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.741          0
                                                                                   2007         $10.741      $11.337          0
                                                                                   2008         $11.337       $7.729          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.908          0
                                                                                   2005         $10.908      $11.449          0
                                                                                   2006         $11.449      $12.434          0
                                                                                   2007         $12.434      $13.295          0
                                                                                   2008         $13.295       $9.278        467
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.028          0
                                                                                   2005         $10.028      $10.963          0
                                                                                   2006         $10.963      $11.254          0
                                                                                   2007         $11.254      $13.172          0
                                                                                   2008         $13.172       $6.922          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.144          0
                                                                                   2005         $10.144      $11.331          0
                                                                                   2006         $11.331      $13.191          0
                                                                                   2007         $13.191      $17.190          0
                                                                                   2008         $17.190       $9.206          0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.549          0
                                                                                   2005         $10.549      $11.308          0
                                                                                   2006         $11.308      $12.159          0
                                                                                   2007         $12.159      $15.617          0
                                                                                   2008         $15.617       $6.346          0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.141          0
                                                                                   2005         $10.141      $10.299          0
                                                                                   2006         $10.299      $10.797          0
                                                                                   2007         $10.797      $12.167          0
                                                                                   2008         $12.167       $8.464          0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.305          0
                                                                                   2005         $11.305      $12.905          0
                                                                                   2006         $12.905      $14.072          0
                                                                                   2007         $14.072      $16.150          0
                                                                                   2008         $16.150       $9.056      2,514
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.760          0
                                                                                   2005         $10.760      $11.116          0
                                                                                   2006         $11.116      $13.046          0
                                                                                   2007         $13.046      $12.926          0
                                                                                   2008         $12.926       $7.233        336
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.736          0
                                                                                   2005          $9.736      $10.052          0
                                                                                   2006         $10.052      $10.483          0
                                                                                   2007         $10.483      $12.991          0
                                                                                   2008         $12.991       $6.697          0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.589          0
                                                                                   2005         $10.589      $10.834          0
                                                                                   2006         $10.834      $12.239          0
                                                                                   2007         $12.239      $12.595          0
                                                                                   2008         $12.595       $7.744      3,381

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.140          0
                                                                                   2005         $10.140      $10.110          0
                                                                                   2006         $10.110      $10.303          0
                                                                                   2007         $10.303      $10.492          0
                                                                                   2008         $10.492       $9.911        218
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.892          0
                                                                                   2005          $9.892       $9.948          0
                                                                                   2006          $9.948      $10.185          0
                                                                                   2007         $10.185      $10.459          0
                                                                                   2008         $10.459      $10.517      2,550
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.850          0
                                                                                   2005         $10.850      $12.612          0
                                                                                   2006         $12.612      $14.535          0
                                                                                   2007         $14.535      $16.646          0
                                                                                   2008         $16.646       $9.128      1,791
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.546          0
                                                                                   2005         $10.546      $11.111          0
                                                                                   2006         $11.111      $12.005          0
                                                                                   2007         $12.005      $12.954          0
                                                                                   2008         $12.954      $10.640          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.233          0
                                                                                   2005         $11.233      $11.678          0
                                                                                   2006         $11.678      $13.492          0
                                                                                   2007         $13.492      $15.610          0
                                                                                   2008         $15.610      $14.652          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.406          0
                                                                                   2005         $11.406      $12.563          0
                                                                                   2006         $12.563      $13.414          0
                                                                                   2007         $13.414      $17.933          0
                                                                                   2008         $17.933       $9.771          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.219          0
                                                                                   2005         $11.219      $12.077          0
                                                                                   2006         $12.077      $13.598          0
                                                                                   2007         $13.598      $14.259          0
                                                                                   2008         $14.259      $10.060      1,357

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.255          0
                                                                                   2005         $11.255      $12.216          0
                                                                                   2006         $12.216      $13.241          0
                                                                                   2007         $13.241      $13.749          0
                                                                                   2008         $13.749       $8.578      1,339
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.914          0
                                                                                   2006         $10.914      $13.016          0
                                                                                   2007         $13.016      $11.956          0
                                                                                   2008         $11.956       $7.497          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.248          0
                                                                                   2005         $10.248      $10.401          0
                                                                                   2006         $10.401      $11.998          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.791          0
                                                                                   2005         $10.791      $10.934          0
                                                                                   2006         $10.934      $11.806          0
                                                                                   2007         $11.806      $11.513          0
                                                                                   2008         $11.513       $7.786        937
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.344          0
                                                                                   2005         $10.344      $10.724          0
                                                                                   2006         $10.724      $12.357          0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.573          0
                                                                                   2005         $10.573      $10.559          0
                                                                                   2006         $10.559      $11.365          0
                                                                                   2007         $11.365      $11.290          0
                                                                                   2008         $11.290       $7.881        504
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.394          0
                                                                                   2005         $10.394      $10.601          0
                                                                                   2006         $10.601      $11.132          0
                                                                                   2007         $11.132      $12.092          0
                                                                                   2008         $12.092       $7.456          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.730          0
                                                                                   2005         $10.730      $11.237          0
                                                                                   2006         $11.237      $12.392          0
                                                                                   2007         $12.392      $13.341          0
                                                                                   2008         $13.341       $8.713      1,204
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.871          0
                                                                                   2005          $9.871      $10.146          0
                                                                                   2006         $10.146      $11.212          0
                                                                                   2007         $11.212      $11.216          0
                                                                                   2008         $11.216       $6.637        536
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.704          0
                                                                                   2005         $10.704      $10.746          0
                                                                                   2006         $10.746      $11.738          0
                                                                                   2007         $11.738      $11.937          0
                                                                                   2008         $11.937       $9.073        608
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.092          0
                                                                                   2005         $11.092      $11.556          0
                                                                                   2006         $11.556      $13.628          0
                                                                                   2007         $13.628      $14.346          0
                                                                                   2008         $14.346       $9.441          0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.659          0
                                                                                   2006         $11.659      $11.717          0
                                                                                   2007         $11.717      $12.156          0
                                                                                   2008         $12.156       $6.041          0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.306          0
                                                                                   2005         $11.306      $12.620          0
                                                                                   2006         $12.620      $14.493          0
                                                                                   2007         $14.493      $15.042          0
                                                                                   2008         $15.042       $8.782        635
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.240          0
                                                                                   2005         $11.240      $12.068          0
                                                                                   2006         $12.068      $13.540          0
                                                                                   2007         $13.540      $13.063          0
                                                                                   2008         $13.063       $7.924      1,733

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.305          0
                                                                                   2005         $10.305      $10.603          0
                                                                                   2006         $10.603      $10.603          0
                                                                                   2007         $10.603      $10.751          0
                                                                                   2008         $10.751      $10.269          0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.885          0
                                                                                   2005          $9.885       $9.941          0
                                                                                   2006          $9.941      $10.177          0
                                                                                   2007         $10.177      $10.443          0
                                                                                   2008         $10.443      $10.449      3,369
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.518          0
                                                                                   2005         $10.518      $10.507          0
                                                                                   2006         $10.507      $10.354          0
                                                                                   2007         $10.354      $11.213          0
                                                                                   2008         $11.213      $10.199      1,725
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.207          0
                                                                                   2005         $10.207      $10.232          0
                                                                                   2006         $10.232      $10.399          0
                                                                                   2007         $10.399      $11.066          0
                                                                                   2008         $11.066      $11.350      2,425
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.746          0
                                                                                   2005         $10.746      $10.804          0
                                                                                   2006         $10.804      $11.714          0
                                                                                   2007         $11.714      $10.952          0
                                                                                   2008         $10.952       $7.375        463
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.146          0
                                                                                   2005         $11.146      $10.413          0
                                                                                   2006         $10.413      $11.348          0
                                                                                   2007         $11.348      $11.805          0
                                                                                   2008         $11.805      $10.663          0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.521          0
                                                                                   2005         $10.521      $11.707          0
                                                                                   2006         $11.707      $12.760          0
                                                                                   2007         $12.760      $15.324          0
                                                                                   2008         $15.324       $8.886          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.412          0
                                                                                   2005         $10.412      $10.764          0
                                                                                   2006         $10.764      $11.516          0
                                                                                   2007         $11.516      $12.674          0
                                                                                   2008         $12.674       $7.112      1,691
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $11.024          0
                                                                                   2005         $11.024      $11.186          0
                                                                                   2006         $11.186      $12.988          0
                                                                                   2007         $12.988      $13.092          0
                                                                                   2008         $13.092       $8.164      1,911
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.844          0
                                                                                   2005          $9.844       $9.653          0
                                                                                   2006          $9.653      $10.263          0
                                                                                   2007         $10.263      $10.449          0
                                                                                   2008         $10.449       $8.885          0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $12.016          0
                                                                                   2005         $12.016      $15.521          0
                                                                                   2006         $15.521      $21.187          0
                                                                                   2007         $21.187      $28.527          0
                                                                                   2008         $28.527       $9.830        279
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.363          0
                                                                                   2005         $12.363      $18.350          0
                                                                                   2006         $18.350      $22.354          0
                                                                                   2007         $22.354      $31.791          0
                                                                                   2008         $31.791      $16.758          0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.030          0
                                                                                   2005         $11.030      $11.993          0
                                                                                   2006         $11.993      $12.313          0
                                                                                   2007         $12.313      $14.167          0
                                                                                   2008         $14.167       $7.370          0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.112          0
                                                                                   2005         $10.112      $10.220          0
                                                                                   2006         $10.220      $10.311          0
                                                                                   2007         $10.311      $10.796          0
                                                                                   2008         $10.796      $10.724        217

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $11.001          0
                                                                                   2005         $11.001      $11.812          0
                                                                                   2006         $11.812      $13.405          0
                                                                                   2007         $13.405      $13.446          0
                                                                                   2008         $13.446       $8.919      1,956
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.306          0
                                                                                   2005         $10.306      $11.647          0
                                                                                   2006         $11.647      $11.831          0
                                                                                   2007         $11.831      $14.083          0
                                                                                   2008         $14.083       $6.980          0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.758          0
                                                                                   2005         $12.758      $14.576          0
                                                                                   2006         $14.576      $19.636          0
                                                                                   2007         $19.636      $15.893          0
                                                                                   2008         $15.893       $9.633      1,442
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.456          0
                                                                                   2008          $9.456       $5.868          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.695          0
                                                                                   2008          $9.695       $6.107          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.796        200



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.661        681
                                                                                   2005         $10.661      $10.993        795
                                                                                   2006         $10.993      $12.143        866
                                                                                   2007         $12.143      $12.037        787
                                                                                   2008         $12.037       $5.661      1,160
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.222          0
                                                                                   2005         $10.222      $10.856          0
                                                                                   2006         $10.856      $11.261          0
                                                                                   2007         $11.261      $12.303          0
                                                                                   2008         $12.303       $6.903          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.737          0
                                                                                   2007         $10.737      $11.327          0
                                                                                   2008         $11.327       $7.719          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.902          0
                                                                                   2005         $10.902      $11.438          0
                                                                                   2006         $11.438      $12.416          0
                                                                                   2007         $12.416      $13.269          0
                                                                                   2008         $13.269       $9.255          0
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.023          0
                                                                                   2005         $10.023      $10.952          0
                                                                                   2006         $10.952      $11.237          0
                                                                                   2007         $11.237      $13.146          0
                                                                                   2008         $13.146       $6.904          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.139          0
                                                                                   2005         $10.139      $11.320          0
                                                                                   2006         $11.320      $13.171          0
                                                                                   2007         $13.171      $17.156          0
                                                                                   2008         $17.156       $9.183          0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.544          0
                                                                                   2005         $10.544      $11.297          0
                                                                                   2006         $11.297      $12.141        486
                                                                                   2007         $12.141      $15.586        486
                                                                                   2008         $15.586       $6.330        485
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.137          0
                                                                                   2005         $10.137      $10.289          0
                                                                                   2006         $10.289      $10.781          0
                                                                                   2007         $10.781      $12.143          0
                                                                                   2008         $12.143       $8.443          0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.300          0
                                                                                   2005         $11.300      $12.892         87
                                                                                   2006         $12.892      $14.051        129
                                                                                   2007         $14.051      $16.117        690
                                                                                   2008         $16.117       $9.033      1,139
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.755      1,413
                                                                                   2005         $10.755      $11.105      1,537
                                                                                   2006         $11.105      $13.026      2,224
                                                                                   2007         $13.026      $12.900      1,413
                                                                                   2008         $12.900       $7.215      2,090
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.732          0
                                                                                   2005          $9.732      $10.042          0
                                                                                   2006         $10.042      $10.467        261
                                                                                   2007         $10.467      $12.965        261
                                                                                   2008         $12.965       $6.681        260
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.584          0
                                                                                   2005         $10.584      $10.824        102
                                                                                   2006         $10.824      $12.221        623
                                                                                   2007         $12.221      $12.570        587
                                                                                   2008         $12.570       $7.725        864

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.135          0
                                                                                   2005         $10.135      $10.101          0
                                                                                   2006         $10.101      $10.288          0
                                                                                   2007         $10.288      $10.471          0
                                                                                   2008         $10.471       $9.886        113
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.887      4,007
                                                                                   2005          $9.887       $9.939      4,182
                                                                                   2006          $9.939      $10.170      4,665
                                                                                   2007         $10.170      $10.438      4,304
                                                                                   2008         $10.438      $10.491      3,361
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.845          0
                                                                                   2005         $10.845      $12.600          0
                                                                                   2006         $12.600      $14.514        401
                                                                                   2007         $14.514      $16.613        401
                                                                                   2008         $16.613       $9.105        790
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.542          0
                                                                                   2005         $10.542      $11.100          0
                                                                                   2006         $11.100      $11.987          0
                                                                                   2007         $11.987      $12.928          0
                                                                                   2008         $12.928      $10.613          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.228          0
                                                                                   2005         $11.228      $11.667          0
                                                                                   2006         $11.667      $13.472          0
                                                                                   2007         $13.472      $15.578          0
                                                                                   2008         $15.578      $14.620          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.401          0
                                                                                   2005         $11.401      $12.551          0
                                                                                   2006         $12.551      $13.394          0
                                                                                   2007         $13.394      $17.897          0
                                                                                   2008         $17.897       $9.747        704
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.214        647
                                                                                   2005         $11.214      $12.065        631
                                                                                   2006         $12.065      $13.578        638
                                                                                   2007         $13.578      $14.230        566
                                                                                   2008         $14.230      $10.035      1,088

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.250        645
                                                                                   2005         $11.250      $12.204        624
                                                                                   2006         $12.204      $13.222        656
                                                                                   2007         $13.222      $13.722        587
                                                                                   2008         $13.722       $8.556        703
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.910          0
                                                                                   2006         $10.910      $13.004          0
                                                                                   2007         $13.004      $11.939          0
                                                                                   2008         $11.939       $7.482        203
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.243          0
                                                                                   2005         $10.243      $10.391          0
                                                                                   2006         $10.391      $11.980          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.786      1,226
                                                                                   2005         $10.786      $10.923      1,273
                                                                                   2006         $10.923      $11.789      1,355
                                                                                   2007         $11.789      $11.490      1,381
                                                                                   2008         $11.490       $7.766      1,668
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.339          0
                                                                                   2005         $10.339      $10.713          0
                                                                                   2006         $10.713      $12.338          0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.568          0
                                                                                   2005         $10.568      $10.548          0
                                                                                   2006         $10.548      $11.348          0
                                                                                   2007         $11.348      $11.268          0
                                                                                   2008         $11.268       $7.861        405
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.389          0
                                                                                   2005         $10.389      $10.591        105
                                                                                   2006         $10.591      $11.115        157
                                                                                   2007         $11.115      $12.067        121
                                                                                   2008         $12.067       $7.437        409

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.725          0
                                                                                   2005         $10.725      $11.226          0
                                                                                   2006         $11.226      $12.374          0
                                                                                   2007         $12.374      $13.314          0
                                                                                   2008         $13.314       $8.691          0
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.867          0
                                                                                   2005          $9.867      $10.136          0
                                                                                   2006         $10.136      $11.195          0
                                                                                   2007         $11.195      $11.194          0
                                                                                   2008         $11.194       $6.621          0
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.699          0
                                                                                   2005         $10.699      $10.736        623
                                                                                   2006         $10.736      $11.721        933
                                                                                   2007         $11.721      $11.913        720
                                                                                   2008         $11.913       $9.050        626
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.087          0
                                                                                   2005         $11.087      $11.545         96
                                                                                   2006         $11.545      $13.608        144
                                                                                   2007         $13.608      $14.317        111
                                                                                   2008         $14.317       $9.417         97
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.655          0
                                                                                   2006         $11.655      $11.707          0
                                                                                   2007         $11.707      $12.139          0
                                                                                   2008         $12.139       $6.029        460
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.301          0
                                                                                   2005         $11.301      $12.607          0
                                                                                   2006         $12.607      $14.472          0
                                                                                   2007         $14.472      $15.012          0
                                                                                   2008         $15.012       $8.760          0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.235          0
                                                                                   2005         $11.235      $12.056          0
                                                                                   2006         $12.056      $13.520          0
                                                                                   2007         $13.520      $13.037          0
                                                                                   2008         $13.037       $7.904        371

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.300          0
                                                                                   2005         $10.300      $10.593          0
                                                                                   2006         $10.593      $10.588          0
                                                                                   2007         $10.588      $10.730        887
                                                                                   2008         $10.730      $10.243      1,199
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.881          0
                                                                                   2005          $9.881       $9.931          0
                                                                                   2006          $9.931      $10.162          0
                                                                                   2007         $10.162      $10.422          0
                                                                                   2008         $10.422      $10.423        567
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.513          0
                                                                                   2005         $10.513      $10.497          0
                                                                                   2006         $10.497      $10.339          0
                                                                                   2007         $10.339      $11.191          0
                                                                                   2008         $11.191      $10.174        753
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.202      2,846
                                                                                   2005         $10.202      $10.222      3,088
                                                                                   2006         $10.222      $10.383      3,503
                                                                                   2007         $10.383      $11.044      3,046
                                                                                   2008         $11.044      $11.321      2,301
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.742          0
                                                                                   2005         $10.742      $10.794          0
                                                                                   2006         $10.794      $11.698          0
                                                                                   2007         $11.698      $10.931          0
                                                                                   2008         $10.931       $7.357          0
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.141        652
                                                                                   2005         $11.141      $10.403        732
                                                                                   2006         $10.403      $11.332        765
                                                                                   2007         $11.332      $11.782        684
                                                                                   2008         $11.782      $10.642          0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.516          0
                                                                                   2005         $10.516      $11.695          0
                                                                                   2006         $11.695      $12.741          0
                                                                                   2007         $12.741      $15.293          0
                                                                                   2008         $15.293       $8.864          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.408          0
                                                                                   2005         $10.408      $10.753        103
                                                                                   2006         $10.753      $11.499        154
                                                                                   2007         $11.499      $12.649        119
                                                                                   2008         $12.649       $7.094        423
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $11.019        659
                                                                                   2005         $11.019      $11.176        880
                                                                                   2006         $11.176      $12.969        967
                                                                                   2007         $12.969      $13.066        847
                                                                                   2008         $13.066       $8.144      1,216
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.840          0
                                                                                   2005          $9.840       $9.643          0
                                                                                   2006          $9.643      $10.248          0
                                                                                   2007         $10.248      $10.428          0
                                                                                   2008         $10.428       $8.863          0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $12.011          0
                                                                                   2005         $12.011      $15.506          0
                                                                                   2006         $15.506      $21.156          0
                                                                                   2007         $21.156      $28.470          0
                                                                                   2008         $28.470       $9.806          0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.357          0
                                                                                   2005         $12.357      $18.332          0
                                                                                   2006         $18.332      $22.321          0
                                                                                   2007         $22.321      $31.728          0
                                                                                   2008         $31.728      $16.716          0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.025          0
                                                                                   2005         $11.025      $11.981          0
                                                                                   2006         $11.981      $12.295          0
                                                                                   2007         $12.295      $14.139          0
                                                                                   2008         $14.139       $7.351          0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.108          0
                                                                                   2005         $10.108      $10.210          0
                                                                                   2006         $10.210      $10.296          0
                                                                                   2007         $10.296      $10.775          0
                                                                                   2008         $10.775      $10.697      2,819

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $10.996        721
                                                                                   2005         $10.996      $11.800      1,084
                                                                                   2006         $11.800      $13.385      1,281
                                                                                   2007         $13.385      $13.419      1,146
                                                                                   2008         $13.419       $8.896      2,176
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.302          0
                                                                                   2005         $10.302      $11.635          0
                                                                                   2006         $11.635      $11.814          0
                                                                                   2007         $11.814      $14.055          0
                                                                                   2008         $14.055       $6.962          0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.752      4,453
                                                                                   2005         $12.752      $14.562      4,090
                                                                                   2006         $14.562      $19.607      3,467
                                                                                   2007         $19.607      $15.862      3,448
                                                                                   2008         $15.862       $9.608      4,379
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.453          0
                                                                                   2008          $9.453       $5.863          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.691          0
                                                                                   2008          $9.691       $6.102          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.779        377



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.656       1,068
                                                                                   2005         $10.656      $10.982       1,059
                                                                                   2006         $10.982      $12.125           0
                                                                                   2007         $12.125      $12.013       1,084
                                                                                   2008         $12.013       $5.647       1,098
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.217           0
                                                                                   2005         $10.217      $10.845           0
                                                                                   2006         $10.845      $11.244           0
                                                                                   2007         $11.244      $12.279           0
                                                                                   2008         $12.279       $6.886           0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.734           0
                                                                                   2007         $10.734      $11.317           0
                                                                                   2008         $11.317       $7.708           0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.897       1,097
                                                                                   2005         $10.897      $11.427       1,072
                                                                                   2006         $11.427      $12.398           0
                                                                                   2007         $12.398      $13.242       1,041
                                                                                   2008         $13.242       $9.231       1,270
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.019           0
                                                                                   2005         $10.019      $10.942           0
                                                                                   2006         $10.942      $11.220           0
                                                                                   2007         $11.220      $13.120           0
                                                                                   2008         $13.120       $6.887           0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.134           0
                                                                                   2005         $10.134      $11.309           0
                                                                                   2006         $11.309      $13.152           0
                                                                                   2007         $13.152      $17.121           0
                                                                                   2008         $17.121       $9.160           0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.539      18,946
                                                                                   2005         $10.539      $11.286      18,946
                                                                                   2006         $11.286      $12.123           0
                                                                                   2007         $12.123      $15.555      18,946
                                                                                   2008         $15.555       $6.314      18,946
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.132         113
                                                                                   2005         $10.132      $10.279         118
                                                                                   2006         $10.279      $10.765           0
                                                                                   2007         $10.765      $12.119         123
                                                                                   2008         $12.119       $8.421         109
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.295         156
                                                                                   2005         $11.295      $12.880         147
                                                                                   2006         $12.880      $14.030         292
                                                                                   2007         $14.030      $16.085         136
                                                                                   2008         $16.085       $9.010       1,763
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.750       1,004
                                                                                   2005         $10.750      $11.095         993
                                                                                   2006         $11.095      $13.007           0
                                                                                   2007         $13.007      $12.875         957
                                                                                   2008         $12.875       $7.197       8,417
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.727           0
                                                                                   2005          $9.727      $10.032           0
                                                                                   2006         $10.032      $10.452           0
                                                                                   2007         $10.452      $12.939           0
                                                                                   2008         $12.939       $6.664           0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.579       1,020
                                                                                   2005         $10.579      $10.813       1,019
                                                                                   2006         $10.813      $12.202           0
                                                                                   2007         $12.202      $12.544         982
                                                                                   2008         $12.544       $7.705       1,127

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.130          55
                                                                                   2005         $10.130      $10.091           0
                                                                                   2006         $10.091      $10.272           0
                                                                                   2007         $10.272      $10.450           0
                                                                                   2008         $10.450       $9.861       2,057
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.882       1,092
                                                                                   2005          $9.882       $9.929       1,109
                                                                                   2006          $9.929      $10.155           0
                                                                                   2007         $10.155      $10.417       1,183
                                                                                   2008         $10.417      $10.465       3,763
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.840           0
                                                                                   2005         $10.840      $12.588           0
                                                                                   2006         $12.588      $14.492           0
                                                                                   2007         $14.492      $16.580           0
                                                                                   2008         $16.580       $9.082       1,097
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.537           0
                                                                                   2005         $10.537      $11.089           0
                                                                                   2006         $11.089      $11.970           0
                                                                                   2007         $11.970      $12.902           0
                                                                                   2008         $12.902      $10.586           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.223           0
                                                                                   2005         $11.223      $11.655           0
                                                                                   2006         $11.655      $13.452           0
                                                                                   2007         $13.452      $15.547           0
                                                                                   2008         $15.547      $14.589           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.395           0
                                                                                   2005         $11.395      $12.539           0
                                                                                   2006         $12.539      $13.375           0
                                                                                   2007         $13.375      $17.861           0
                                                                                   2008         $17.861       $9.723           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.209           0
                                                                                   2005         $11.209      $12.053           0
                                                                                   2006         $12.053      $13.558         565
                                                                                   2007         $13.558      $14.202           0
                                                                                   2008         $14.202      $10.009         547

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.245           0
                                                                                   2005         $11.245      $12.192           0
                                                                                   2006         $12.192      $13.202           0
                                                                                   2007         $13.202      $13.695           0
                                                                                   2008         $13.695       $8.535           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.906           0
                                                                                   2006         $10.906      $12.993           0
                                                                                   2007         $12.993      $11.923           0
                                                                                   2008         $11.923       $7.468           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.238       2,108
                                                                                   2005         $10.238      $10.381       2,122
                                                                                   2006         $10.381      $11.962           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.781           0
                                                                                   2005         $10.781      $10.912           0
                                                                                   2006         $10.912      $11.771         310
                                                                                   2007         $11.771      $11.467           0
                                                                                   2008         $11.467       $7.747       1,488
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.335           0
                                                                                   2005         $10.335      $10.703           0
                                                                                   2006         $10.703      $12.320           0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.563       1,075
                                                                                   2005         $10.563      $10.538       1,101
                                                                                   2006         $10.538      $11.331           0
                                                                                   2007         $11.331      $11.245       1,160
                                                                                   2008         $11.245       $7.842       3,928
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.384           0
                                                                                   2005         $10.384      $10.580           0
                                                                                   2006         $10.580      $11.098           0
                                                                                   2007         $11.098      $12.043           0
                                                                                   2008         $12.043       $7.419         155

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.720       1,007
                                                                                   2005         $10.720      $11.215         982
                                                                                   2006         $11.215      $12.355           0
                                                                                   2007         $12.355      $13.288         927
                                                                                   2008         $13.288       $8.669         923
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.862       1,094
                                                                                   2005          $9.862      $10.126       1,088
                                                                                   2006         $10.126      $11.178           0
                                                                                   2007         $11.178      $11.171       1,103
                                                                                   2008         $11.171       $6.604       1,098
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.694       1,009
                                                                                   2005         $10.694      $10.725       1,027
                                                                                   2006         $10.725      $11.703         314
                                                                                   2007         $11.703      $11.889       1,036
                                                                                   2008         $11.889       $9.027       2,083
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.082         974
                                                                                   2005         $11.082      $11.534         955
                                                                                   2006         $11.534      $13.587           0
                                                                                   2007         $13.587      $14.288         862
                                                                                   2008         $14.288       $9.393         858
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.651           0
                                                                                   2006         $11.651      $11.697           0
                                                                                   2007         $11.697      $12.123           0
                                                                                   2008         $12.123       $6.018           0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.296      17,596
                                                                                   2005         $11.296      $12.595      17,587
                                                                                   2006         $12.595      $14.450           0
                                                                                   2007         $14.450      $14.982      17,580
                                                                                   2008         $14.982       $8.738      18,728
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.230           0
                                                                                   2005         $11.230      $12.044          52
                                                                                   2006         $12.044      $13.500           0
                                                                                   2007         $13.500      $13.011          52
                                                                                   2008         $13.011       $7.884       2,247

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.296       1,048
                                                                                   2005         $10.296      $10.583       1,041
                                                                                   2006         $10.583      $10.572         574
                                                                                   2007         $10.572      $10.708       1,151
                                                                                   2008         $10.708      $10.218       4,709
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.876       1,093
                                                                                   2005          $9.876       $9.922       1,110
                                                                                   2006          $9.922      $10.147         635
                                                                                   2007         $10.147      $10.401       1,184
                                                                                   2008         $10.401      $10.396       3,790
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.508           0
                                                                                   2005         $10.508      $10.487           0
                                                                                   2006         $10.487      $10.324         477
                                                                                   2007         $10.324      $11.168           0
                                                                                   2008         $11.168      $10.148         918
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.197       1,114
                                                                                   2005         $10.197      $10.212       1,136
                                                                                   2006         $10.212      $10.368           0
                                                                                   2007         $10.368      $11.022       1,188
                                                                                   2008         $11.022      $11.293       6,237
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.739           0
                                                                                   2005         $10.739      $10.785           0
                                                                                   2006         $10.785      $11.682           0
                                                                                   2007         $11.682      $10.911           0
                                                                                   2008         $10.911       $7.340           0
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.136         969
                                                                                   2005         $11.136      $10.393       1,060
                                                                                   2006         $10.393      $11.315           0
                                                                                   2007         $11.315      $11.758       1,048
                                                                                   2008         $11.758      $10.620           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.511       1,027
                                                                                   2005         $10.511      $11.684         943
                                                                                   2006         $11.684      $12.722           0
                                                                                   2007         $12.722      $15.263         807
                                                                                   2008         $15.263       $8.841         804

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.403         112
                                                                                   2005         $10.403      $10.743         117
                                                                                   2006         $10.743      $11.481         335
                                                                                   2007         $11.481      $12.623         112
                                                                                   2008         $12.623       $7.076       2,407
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $11.014      17,644
                                                                                   2005         $11.014      $11.165      17,654
                                                                                   2006         $11.165      $12.949         737
                                                                                   2007         $12.949      $13.040      17,611
                                                                                   2008         $13.040       $8.124      18,755
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.835       1,097
                                                                                   2005          $9.835       $9.634       1,143
                                                                                   2006          $9.634      $10.233           0
                                                                                   2007         $10.233      $10.407       1,184
                                                                                   2008         $10.407       $8.840       1,179
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $12.005           0
                                                                                   2005         $12.005      $15.491           0
                                                                                   2006         $15.491      $21.124         130
                                                                                   2007         $21.124      $28.413           0
                                                                                   2008         $28.413       $9.781         119
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.352           0
                                                                                   2005         $12.352      $18.314           0
                                                                                   2006         $18.314      $22.288           0
                                                                                   2007         $22.288      $31.665           0
                                                                                   2008         $31.665      $16.674         818
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.019           0
                                                                                   2005         $11.019      $11.969           0
                                                                                   2006         $11.969      $12.277           0
                                                                                   2007         $12.277      $14.111           0
                                                                                   2008         $14.111       $7.333           0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.103           0
                                                                                   2005         $10.103      $10.200           0
                                                                                   2006         $10.200      $10.281           0
                                                                                   2007         $10.281      $10.753           0
                                                                                   2008         $10.753      $10.670         267

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $10.991         107
                                                                                   2005         $10.991      $11.789         103
                                                                                   2006         $11.789      $13.365           0
                                                                                   2007         $13.365      $13.392         106
                                                                                   2008         $13.392       $8.874       6,338
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.297          57
                                                                                   2005         $10.297      $11.624          56
                                                                                   2006         $11.624      $11.796           0
                                                                                   2007         $11.796      $14.027          51
                                                                                   2008         $14.027       $6.945         336
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.746      24,708
                                                                                   2005         $12.746      $14.547      24,618
                                                                                   2006         $14.547      $19.578         582
                                                                                   2007         $19.578      $15.830      24,640
                                                                                   2008         $15.830       $9.584      29,447
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.450       2,608
                                                                                   2008          $9.450       $5.858       2,596
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.688           0
                                                                                   2008          $9.688       $6.096           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.762           0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.651           0
                                                                                   2005         $10.651      $10.972           0
                                                                                   2006         $10.972      $12.107           0
                                                                                   2007         $12.107      $11.988           0
                                                                                   2008         $11.988       $5.633       6,071
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.213           0
                                                                                   2005         $10.213      $10.834           0
                                                                                   2006         $10.834      $11.227           0
                                                                                   2007         $11.227      $12.254           0
                                                                                   2008         $12.254       $6.869         972
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.730           0
                                                                                   2007         $10.730      $11.308           0
                                                                                   2008         $11.308       $7.698       3,059
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.892           0
                                                                                   2005         $10.892      $11.416           0
                                                                                   2006         $11.416      $12.379           0
                                                                                   2007         $12.379      $13.216           0
                                                                                   2008         $13.216       $9.208       4,981
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.014           0
                                                                                   2005         $10.014      $10.931           0
                                                                                   2006         $10.931      $11.204           0
                                                                                   2007         $11.204      $13.093           0
                                                                                   2008         $13.093       $6.870       2,608

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.130           0
                                                                                   2005         $10.130      $11.298           0
                                                                                   2006         $11.298      $13.132           0
                                                                                   2007         $13.132      $17.087           0
                                                                                   2008         $17.087       $9.137       5,782
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.535           0
                                                                                   2005         $10.535      $11.275           0
                                                                                   2006         $11.275      $12.105           0
                                                                                   2007         $12.105      $15.524           0
                                                                                   2008         $15.524       $6.298       9,160
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.127           0
                                                                                   2005         $10.127      $10.269           0
                                                                                   2006         $10.269      $10.749           0
                                                                                   2007         $10.749      $12.094           0
                                                                                   2008         $12.094       $8.400       4,539
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.290           0
                                                                                   2005         $11.290      $12.867           0
                                                                                   2006         $12.867      $14.009           0
                                                                                   2007         $14.009      $16.053           0
                                                                                   2008         $16.053       $8.988      22,621
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.745           0
                                                                                   2005         $10.745      $11.084           0
                                                                                   2006         $11.084      $12.988           0
                                                                                   2007         $12.988      $12.849           0
                                                                                   2008         $12.849       $7.179      14,844
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.723           0
                                                                                   2005          $9.723      $10.022           0
                                                                                   2006         $10.022      $10.436           0
                                                                                   2007         $10.436      $12.913           0
                                                                                   2008         $12.913       $6.647       1,195
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.575           0
                                                                                   2005         $10.575      $10.803           0
                                                                                   2006         $10.803      $12.184           0
                                                                                   2007         $12.184      $12.519           0
                                                                                   2008         $12.519       $7.686      15,389

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.126           0
                                                                                   2005         $10.126      $10.081           0
                                                                                   2006         $10.081      $10.257           0
                                                                                   2007         $10.257      $10.429           0
                                                                                   2008         $10.429       $9.837      20,532
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.878           0
                                                                                   2005          $9.878       $9.919           0
                                                                                   2006          $9.919      $10.140           0
                                                                                   2007         $10.140      $10.396           0
                                                                                   2008         $10.396      $10.438      12,847
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.835           0
                                                                                   2005         $10.835      $12.575           0
                                                                                   2006         $12.575      $14.471           0
                                                                                   2007         $14.471      $16.547           0
                                                                                   2008         $16.547       $9.059      13,304
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.532           0
                                                                                   2005         $10.532      $11.079           0
                                                                                   2006         $11.079      $11.952           0
                                                                                   2007         $11.952      $12.877           0
                                                                                   2008         $12.877      $10.560       8,596
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.218           0
                                                                                   2005         $11.218      $11.644           0
                                                                                   2006         $11.644      $13.432           0
                                                                                   2007         $13.432      $15.516           0
                                                                                   2008         $15.516      $14.557           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.390           0
                                                                                   2005         $11.390      $12.526           0
                                                                                   2006         $12.526      $13.355           0
                                                                                   2007         $13.355      $17.825           0
                                                                                   2008         $17.825       $9.698      14,617
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.204           0
                                                                                   2005         $11.204      $12.042           0
                                                                                   2006         $12.042      $13.538           0
                                                                                   2007         $13.538      $14.173           0
                                                                                   2008         $14.173       $9.984      15,967

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.239           0
                                                                                   2005         $11.239      $12.180           0
                                                                                   2006         $12.180      $13.182           0
                                                                                   2007         $13.182      $13.667           0
                                                                                   2008         $13.667       $8.513       9,818
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.903           0
                                                                                   2006         $10.903      $12.982           0
                                                                                   2007         $12.982      $11.907           0
                                                                                   2008         $11.907       $7.454      10,377
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.234           0
                                                                                   2005         $10.234      $10.371           0
                                                                                   2006         $10.371      $11.944           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.776           0
                                                                                   2005         $10.776      $10.902           0
                                                                                   2006         $10.902      $11.754           0
                                                                                   2007         $11.754      $11.444           0
                                                                                   2008         $11.444       $7.728       9,826
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.330           0
                                                                                   2005         $10.330      $10.692           0
                                                                                   2006         $10.692      $12.302           0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.558           0
                                                                                   2005         $10.558      $10.528           0
                                                                                   2006         $10.528      $11.314           0
                                                                                   2007         $11.314      $11.223           0
                                                                                   2008         $11.223       $7.822       3,240
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.379           0
                                                                                   2005         $10.379      $10.570           0
                                                                                   2006         $10.570      $11.082           0
                                                                                   2007         $11.082      $12.019           0
                                                                                   2008         $12.019       $7.400       3,867

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.715           0
                                                                                   2005         $10.715      $11.205           0
                                                                                   2006         $11.205      $12.337           0
                                                                                   2007         $12.337      $13.261           0
                                                                                   2008         $13.261       $8.647         343
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.857           0
                                                                                   2005          $9.857      $10.116           0
                                                                                   2006         $10.116      $11.162           0
                                                                                   2007         $11.162      $11.149           0
                                                                                   2008         $11.149       $6.588         499
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.689           0
                                                                                   2005         $10.689      $10.715           0
                                                                                   2006         $10.715      $11.686           0
                                                                                   2007         $11.686      $11.865           0
                                                                                   2008         $11.865       $9.005       2,180
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.077           0
                                                                                   2005         $11.077      $11.523           0
                                                                                   2006         $11.523      $13.567           0
                                                                                   2007         $13.567      $14.260           0
                                                                                   2008         $14.260       $9.370         661
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.647           0
                                                                                   2006         $11.647      $11.687           0
                                                                                   2007         $11.687      $12.106           0
                                                                                   2008         $12.106       $6.007       7,330
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.291           0
                                                                                   2005         $11.291      $12.583           0
                                                                                   2006         $12.583      $14.429           0
                                                                                   2007         $14.429      $14.952           0
                                                                                   2008         $14.952       $8.716       5,588
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.224           0
                                                                                   2005         $11.224      $12.032           0
                                                                                   2006         $12.032      $13.480           0
                                                                                   2007         $13.480      $12.985           0
                                                                                   2008         $12.985       $7.864       8,715

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.291           0
                                                                                   2005         $10.291      $10.572           0
                                                                                   2006         $10.572      $10.556           0
                                                                                   2007         $10.556      $10.687           0
                                                                                   2008         $10.687      $10.192       6,546
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.872           0
                                                                                   2005          $9.872       $9.912           0
                                                                                   2006          $9.912      $10.132           0
                                                                                   2007         $10.132      $10.381           0
                                                                                   2008         $10.381      $10.370      18,607
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.503           0
                                                                                   2005         $10.503      $10.476           0
                                                                                   2006         $10.476      $10.308           0
                                                                                   2007         $10.308      $11.146           0
                                                                                   2008         $11.146      $10.123      13,770
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.193           0
                                                                                   2005         $10.193      $10.202           0
                                                                                   2006         $10.202      $10.352           0
                                                                                   2007         $10.352      $10.999           0
                                                                                   2008         $10.999      $11.264      18,123
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.735           0
                                                                                   2005         $10.735      $10.776           0
                                                                                   2006         $10.776      $11.666           0
                                                                                   2007         $11.666      $10.891           0
                                                                                   2008         $10.891       $7.322         599
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.130           0
                                                                                   2005         $11.130      $10.383           0
                                                                                   2006         $10.383      $11.298           0
                                                                                   2007         $11.298      $11.735           0
                                                                                   2008         $11.735      $10.599           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.506           0
                                                                                   2005         $10.506      $11.673           0
                                                                                   2006         $11.673      $12.703           0
                                                                                   2007         $12.703      $15.232           0
                                                                                   2008         $15.232       $8.819       1,431

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.398           0
                                                                                   2005         $10.398      $10.732           0
                                                                                   2006         $10.732      $11.464           0
                                                                                   2007         $11.464      $12.598           0
                                                                                   2008         $12.598       $7.058      10,952
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $11.009           0
                                                                                   2005         $11.009      $11.154           0
                                                                                   2006         $11.154      $12.930           0
                                                                                   2007         $12.930      $13.014           0
                                                                                   2008         $13.014       $8.103      17,220
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.830           0
                                                                                   2005          $9.830       $9.625           0
                                                                                   2006          $9.625      $10.218           0
                                                                                   2007         $10.218      $10.386           0
                                                                                   2008         $10.386       $8.818       2,587
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $12.000           0
                                                                                   2005         $12.000      $15.476           0
                                                                                   2006         $15.476      $21.093           0
                                                                                   2007         $21.093      $28.356           0
                                                                                   2008         $28.356       $9.756       2,425
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.346           0
                                                                                   2005         $12.346      $18.296           0
                                                                                   2006         $18.296      $22.255           0
                                                                                   2007         $22.255      $31.601           0
                                                                                   2008         $31.601      $16.633         759
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.014           0
                                                                                   2005         $11.014      $11.958           0
                                                                                   2006         $11.958      $12.258           0
                                                                                   2007         $12.258      $14.083           0
                                                                                   2008         $14.083       $7.314       1,261
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.098           0
                                                                                   2005         $10.098      $10.190           0
                                                                                   2006         $10.190      $10.265           0
                                                                                   2007         $10.265      $10.732           0
                                                                                   2008         $10.732      $10.643       1,909

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $10.986           0
                                                                                   2005         $10.986      $11.777           0
                                                                                   2006         $11.777      $13.345           0
                                                                                   2007         $13.345      $13.366           0
                                                                                   2008         $13.366       $8.852       7,906
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.292           0
                                                                                   2005         $10.292      $11.613           0
                                                                                   2006         $11.613      $11.779           0
                                                                                   2007         $11.779      $13.999           0
                                                                                   2008         $13.999       $6.927           0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.740           0
                                                                                   2005         $12.740      $14.533           0
                                                                                   2006         $14.533      $19.549           0
                                                                                   2007         $19.549      $15.798           0
                                                                                   2008         $15.798       $9.560       7,669
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.446           0
                                                                                   2008          $9.446       $5.853       1,197
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.685           0
                                                                                   2008          $9.685       $6.091       1,880
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.745       1,022



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.641        0
                                                                                   2005         $10.641      $10.950        0
                                                                                   2006         $10.950      $12.071        0
                                                                                   2007         $12.071      $11.941        0
                                                                                   2008         $11.941       $5.605        0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.203        0
                                                                                   2005         $10.203      $10.813        0
                                                                                   2006         $10.813      $11.194        0
                                                                                   2007         $11.194      $12.205        0
                                                                                   2008         $12.205       $6.834        0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.723        0
                                                                                   2007         $10.723      $11.288        0
                                                                                   2008         $11.288       $7.676        0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.882        0
                                                                                   2005         $10.882      $11.394        0
                                                                                   2006         $11.394      $12.342        0
                                                                                   2007         $12.342      $13.163        0
                                                                                   2008         $13.163       $9.162        0
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.005        0
                                                                                   2005         $10.005      $10.910        0
                                                                                   2006         $10.910      $11.170        0
                                                                                   2007         $11.170      $13.041        0
                                                                                   2008         $13.041       $6.835        0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.120        0
                                                                                   2005         $10.120      $11.276        0
                                                                                   2006         $11.276      $13.093        0
                                                                                   2007         $13.093      $17.019        0
                                                                                   2008         $17.019       $9.091        0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.525        0
                                                                                   2005         $10.525      $11.253        0
                                                                                   2006         $11.253      $12.069        0
                                                                                   2007         $12.069      $15.462        0
                                                                                   2008         $15.462       $6.266        0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.118        0
                                                                                   2005         $10.118      $10.249        0
                                                                                   2006         $10.249      $10.717        0
                                                                                   2007         $10.717      $12.046        0
                                                                                   2008         $12.046       $8.358        0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.279        0
                                                                                   2005         $11.279      $12.842        0
                                                                                   2006         $12.842      $13.967        0
                                                                                   2007         $13.967      $15.989        0
                                                                                   2008         $15.989       $8.943        0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.735        0
                                                                                   2005         $10.735      $11.062        0
                                                                                   2006         $11.062      $12.949        0
                                                                                   2007         $12.949      $12.798        0
                                                                                   2008         $12.798       $7.143        0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.714        0
                                                                                   2005          $9.714      $10.003        0
                                                                                   2006         $10.003      $10.405        0
                                                                                   2007         $10.405      $12.861        0
                                                                                   2008         $12.861       $6.614        0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.565        0
                                                                                   2005         $10.565      $10.782        0
                                                                                   2006         $10.782      $12.148        0
                                                                                   2007         $12.148      $12.469        0
                                                                                   2008         $12.469       $7.647        0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.116        0
                                                                                   2005         $10.116      $10.061        0
                                                                                   2006         $10.061      $10.227        0
                                                                                   2007         $10.227      $10.388        0
                                                                                   2008         $10.388       $9.787        0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.869        0
                                                                                   2005          $9.869       $9.900        0
                                                                                   2006          $9.900      $10.110        0
                                                                                   2007         $10.110      $10.355        0
                                                                                   2008         $10.355      $10.386        0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.825        0
                                                                                   2005         $10.825      $12.551        0
                                                                                   2006         $12.551      $14.428        0
                                                                                   2007         $14.428      $16.481        0
                                                                                   2008         $16.481       $9.014        0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.522        0
                                                                                   2005         $10.522      $11.057        0
                                                                                   2006         $11.057      $11.916        0
                                                                                   2007         $11.916      $12.825        0
                                                                                   2008         $12.825      $10.507        0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.207        0
                                                                                   2005         $11.207      $11.621        0
                                                                                   2006         $11.621      $13.392        0
                                                                                   2007         $13.392      $15.454        0
                                                                                   2008         $15.454      $14.494        0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.379        0
                                                                                   2005         $11.379      $12.502        0
                                                                                   2006         $12.502      $13.315        0
                                                                                   2007         $13.315      $17.754        0
                                                                                   2008         $17.754       $9.649        0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.193        0
                                                                                   2005         $11.193      $12.018        0
                                                                                   2006         $12.018      $13.498        0
                                                                                   2007         $13.498      $14.117        0
                                                                                   2008         $14.117       $9.934        0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.229        0
                                                                                   2005         $11.229      $12.156        0
                                                                                   2006         $12.156      $13.143        0
                                                                                   2007         $13.143      $13.613        0
                                                                                   2008         $13.613       $8.471        0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.895        0
                                                                                   2006         $10.895      $12.960        0
                                                                                   2007         $12.960      $11.874        0
                                                                                   2008         $11.874       $7.426        0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.224        0
                                                                                   2005         $10.224      $10.351        0
                                                                                   2006         $10.351      $11.909        0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.766        0
                                                                                   2005         $10.766      $10.881        0
                                                                                   2006         $10.881      $11.719        0
                                                                                   2007         $11.719      $11.398        0
                                                                                   2008         $11.398       $7.689        0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.320        0
                                                                                   2005         $10.320      $10.672        0
                                                                                   2006         $10.672      $12.265        0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.549        0
                                                                                   2005         $10.549      $10.507        0
                                                                                   2006         $10.507      $11.281        0
                                                                                   2007         $11.281      $11.178        0
                                                                                   2008         $11.178       $7.783        0
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.370        0
                                                                                   2005         $10.370      $10.549        0
                                                                                   2006         $10.549      $11.049        0
                                                                                   2007         $11.049      $11.971        0
                                                                                   2008         $11.971       $7.363        0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.705        0
                                                                                   2005         $10.705      $11.183        0
                                                                                   2006         $11.183      $12.300        0
                                                                                   2007         $12.300      $13.208        0
                                                                                   2008         $13.208       $8.604        0
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.848        0
                                                                                   2005          $9.848      $10.096        0
                                                                                   2006         $10.096      $11.129        0
                                                                                   2007         $11.129      $11.105        0
                                                                                   2008         $11.105       $6.555        0
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.679        0
                                                                                   2005         $10.679      $10.694        0
                                                                                   2006         $10.694      $11.651        0
                                                                                   2007         $11.651      $11.818        0
                                                                                   2008         $11.818       $8.959        0
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.067        0
                                                                                   2005         $11.067      $11.500        0
                                                                                   2006         $11.500      $13.527        0
                                                                                   2007         $13.527      $14.203        0
                                                                                   2008         $14.203       $9.323        0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.639        0
                                                                                   2006         $11.639      $11.667        0
                                                                                   2007         $11.667      $12.073        0
                                                                                   2008         $12.073       $5.984        0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.280        0
                                                                                   2005         $11.280      $12.558        0
                                                                                   2006         $12.558      $14.386        0
                                                                                   2007         $14.386      $14.893        0
                                                                                   2008         $14.893       $8.673        0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.214        0
                                                                                   2005         $11.214      $12.009        0
                                                                                   2006         $12.009      $13.440        0
                                                                                   2007         $13.440      $12.933        0
                                                                                   2008         $12.933       $7.825        0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.281        0
                                                                                   2005         $10.281      $10.552        0
                                                                                   2006         $10.552      $10.525        0
                                                                                   2007         $10.525      $10.644        0
                                                                                   2008         $10.644      $10.141        0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.862        0
                                                                                   2005          $9.862       $9.893        0
                                                                                   2006          $9.893      $10.102        0
                                                                                   2007         $10.102      $10.339        0
                                                                                   2008         $10.339      $10.318        0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.494        0
                                                                                   2005         $10.494      $10.456        0
                                                                                   2006         $10.456      $10.278        0
                                                                                   2007         $10.278      $11.101        0
                                                                                   2008         $11.101      $10.072        0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.183        0
                                                                                   2005         $10.183      $10.182        0
                                                                                   2006         $10.182      $10.322        0
                                                                                   2007         $10.322      $10.956        0
                                                                                   2008         $10.956      $11.208        0
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.728        0
                                                                                   2005         $10.728      $10.758        0
                                                                                   2006         $10.758      $11.634        0
                                                                                   2007         $11.634      $10.850        0
                                                                                   2008         $10.850       $7.287        0
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.120        0
                                                                                   2005         $11.120      $10.362        0
                                                                                   2006         $10.362      $11.265        0
                                                                                   2007         $11.265      $11.688        0
                                                                                   2008         $11.688      $10.556        0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.496        0
                                                                                   2005         $10.496      $11.650        0
                                                                                   2006         $11.650      $12.666        0
                                                                                   2007         $12.666      $15.171        0
                                                                                   2008         $15.171       $8.775        0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.388        0
                                                                                   2005         $10.388      $10.711        0
                                                                                   2006         $10.711      $11.430        0
                                                                                   2007         $11.430      $12.548        0
                                                                                   2008         $12.548       $7.023        0
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $10.999        0
                                                                                   2005         $10.999      $11.132        0
                                                                                   2006         $11.132      $12.892        0
                                                                                   2007         $12.892      $12.962        0
                                                                                   2008         $12.962       $8.063        0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.821        0
                                                                                   2005          $9.821       $9.606        0
                                                                                   2006          $9.606      $10.187        0
                                                                                   2007         $10.187      $10.345        0
                                                                                   2008         $10.345       $8.774        0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $11.988        0
                                                                                   2005         $11.988      $15.446        0
                                                                                   2006         $15.446      $21.030        0
                                                                                   2007         $21.030      $28.243        0
                                                                                   2008         $28.243       $9.708        0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.334        0
                                                                                   2005         $12.334      $18.261        0
                                                                                   2006         $18.261      $22.189        0
                                                                                   2007         $22.189      $31.475        0
                                                                                   2008         $31.475      $16.549        0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $11.004        0
                                                                                   2005         $11.004      $11.934        0
                                                                                   2006         $11.934      $12.222        0
                                                                                   2007         $12.222      $14.026        0
                                                                                   2008         $14.026       $7.278        0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.089        0
                                                                                   2005         $10.089      $10.170        0
                                                                                   2006         $10.170      $10.235        0
                                                                                   2007         $10.235      $10.689        0
                                                                                   2008         $10.689      $10.590        0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $10.976        0
                                                                                   2005         $10.976      $11.754        0
                                                                                   2006         $11.754      $13.306        0
                                                                                   2007         $13.306      $13.312        0
                                                                                   2008         $13.312       $8.807        0
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.282        0
                                                                                   2005         $10.282      $11.590        0
                                                                                   2006         $11.590      $11.744        0
                                                                                   2007         $11.744      $13.943        0
                                                                                   2008         $13.943       $6.893        0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.728        0
                                                                                   2005         $12.728      $14.505        0
                                                                                   2006         $14.505      $19.491        0
                                                                                   2007         $19.491      $15.735        0
                                                                                   2008         $15.735       $9.512        0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.440        0
                                                                                   2008          $9.440       $5.843        0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.678        0
                                                                                   2008          $9.678       $6.081        0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.711        0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004         $10.000      $10.636          0
                                                                                   2005         $10.636      $10.939          0
                                                                                   2006         $10.939      $12.053          0
                                                                                   2007         $12.053      $11.917          0
                                                                                   2008         $11.917       $5.591          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004         $10.000      $10.198          0
                                                                                   2005         $10.198      $10.803          0
                                                                                   2006         $10.803      $11.177          0
                                                                                   2007         $11.177      $12.181          0
                                                                                   2008         $12.181       $6.817          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006         $10.000      $10.719          0
                                                                                   2007         $10.719      $11.279          0
                                                                                   2008         $11.279       $7.666          0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004         $10.000      $10.877          0
                                                                                   2005         $10.877      $11.383          0
                                                                                   2006         $11.383      $12.324          0
                                                                                   2007         $12.324      $13.137          0
                                                                                   2008         $13.137       $9.139          0
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.000        286
                                                                                   2005         $10.000      $10.899        335
                                                                                   2006         $10.899      $11.154        534
                                                                                   2007         $11.154      $13.015        441
                                                                                   2008         $13.015       $6.818        626

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004         $10.000      $10.115          0
                                                                                   2005         $10.115      $11.265          0
                                                                                   2006         $11.265      $13.074          0
                                                                                   2007         $13.074      $16.985          0
                                                                                   2008         $16.985       $9.069          0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004         $10.000      $10.520          0
                                                                                   2005         $10.520      $11.242          0
                                                                                   2006         $11.242      $12.051          0
                                                                                   2007         $12.051      $15.431          0
                                                                                   2008         $15.431       $6.251          0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.113      1,088
                                                                                   2005         $10.113      $10.239      1,170
                                                                                   2006         $10.239      $10.702      1,170
                                                                                   2007         $10.702      $12.022      1,129
                                                                                   2008         $12.022       $8.337      1,129
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004         $10.000      $11.274          0
                                                                                   2005         $11.274      $12.829          0
                                                                                   2006         $12.829      $13.947          0
                                                                                   2007         $13.947      $15.957          0
                                                                                   2008         $15.957       $8.920          0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.730      1,085
                                                                                   2005         $10.730      $11.051      1,163
                                                                                   2006         $11.051      $12.930      1,163
                                                                                   2007         $12.930      $12.772      1,122
                                                                                   2008         $12.772       $7.125      1,122
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.709          0
                                                                                   2005          $9.709       $9.993          0
                                                                                   2006          $9.993      $10.390          0
                                                                                   2007         $10.390      $12.836          0
                                                                                   2008         $12.836       $6.597          0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.560          0
                                                                                   2005         $10.560      $10.771          0
                                                                                   2006         $10.771      $12.130          0
                                                                                   2007         $12.130      $12.444          0
                                                                                   2008         $12.444       $7.628          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.112          0
                                                                                   2005         $10.112      $10.051          0
                                                                                   2006         $10.051      $10.211          0
                                                                                   2007         $10.211      $10.367          0
                                                                                   2008         $10.367       $9.763          0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004         $10.000       $9.864        290
                                                                                   2005          $9.864       $9.890        370
                                                                                   2006          $9.890      $10.095        590
                                                                                   2007         $10.095      $10.334        556
                                                                                   2008         $10.334      $10.360        408
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004         $10.000      $10.820        699
                                                                                   2005         $10.820      $12.539        757
                                                                                   2006         $12.539      $14.406        879
                                                                                   2007         $14.406      $16.448        798
                                                                                   2008         $16.448       $8.991        925
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004         $10.000      $10.517          0
                                                                                   2005         $10.517      $11.046          0
                                                                                   2006         $11.046      $11.899          0
                                                                                   2007         $11.899      $12.799          0
                                                                                   2008         $12.799      $10.481          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004         $10.000      $11.202          0
                                                                                   2005         $11.202      $11.610          0
                                                                                   2006         $11.610      $13.372          0
                                                                                   2007         $13.372      $15.423          0
                                                                                   2008         $15.423      $14.462          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004         $10.000      $11.374          0
                                                                                   2005         $11.374      $12.490          0
                                                                                   2006         $12.490      $13.295          0
                                                                                   2007         $13.295      $17.719          0
                                                                                   2008         $17.719       $9.625          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004         $10.000      $11.188          0
                                                                                   2005         $11.188      $12.007          0
                                                                                   2006         $12.007      $13.478          0
                                                                                   2007         $13.478      $14.089          0
                                                                                   2008         $14.089       $9.909          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004         $10.000      $11.224          0
                                                                                   2005         $11.224      $12.144          0
                                                                                   2006         $12.144      $13.124          0
                                                                                   2007         $13.124      $13.585          0
                                                                                   2008         $13.585       $8.449          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005         $10.000      $10.891          0
                                                                                   2006         $10.891      $12.949          0
                                                                                   2007         $12.949      $11.858          0
                                                                                   2008         $11.858       $7.412          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004         $10.000      $10.219          0
                                                                                   2005         $10.219      $10.341          0
                                                                                   2006         $10.341      $11.891          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004         $10.000      $10.761          0
                                                                                   2005         $10.761      $10.870          0
                                                                                   2006         $10.870      $11.701          0
                                                                                   2007         $11.701      $11.376          0
                                                                                   2008         $11.376       $7.669          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004         $10.000      $10.315          0
                                                                                   2005         $10.315      $10.661          0
                                                                                   2006         $10.661      $12.247          0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004         $10.000      $10.544          0
                                                                                   2005         $10.544      $10.497          0
                                                                                   2006         $10.497      $11.264          0
                                                                                   2007         $11.264      $11.156          0
                                                                                   2008         $11.156       $7.763          0
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004         $10.000      $10.365          0
                                                                                   2005         $10.365      $10.539          0
                                                                                   2006         $10.539      $11.033          0
                                                                                   2007         $11.033      $11.947          0
                                                                                   2008         $11.947       $7.344          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004         $10.000      $10.700          0
                                                                                   2005         $10.700      $11.172          0
                                                                                   2006         $11.172      $12.282          0
                                                                                   2007         $12.282      $13.182          0
                                                                                   2008         $13.182       $8.582          0
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004         $10.000       $9.844          0
                                                                                   2005          $9.844      $10.086          0
                                                                                   2006         $10.086      $11.112          0
                                                                                   2007         $11.112      $11.082          0
                                                                                   2008         $11.082       $6.538          0
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004         $10.000      $10.674      1,759
                                                                                   2005         $10.674      $10.684      2,021
                                                                                   2006         $10.684      $11.634      2,445
                                                                                   2007         $11.634      $11.794      2,342
                                                                                   2008         $11.794       $8.937      2,314
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004         $10.000      $11.061          0
                                                                                   2005         $11.061      $11.489          0
                                                                                   2006         $11.489      $13.507          0
                                                                                   2007         $13.507      $14.175          0
                                                                                   2008         $14.175       $9.299          0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005         $10.000      $11.635          0
                                                                                   2006         $11.635      $11.657          0
                                                                                   2007         $11.657      $12.056          0
                                                                                   2008         $12.056       $5.973          0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.275          0
                                                                                   2005         $11.275      $12.546          0
                                                                                   2006         $12.546      $14.365          0
                                                                                   2007         $14.365      $14.863          0
                                                                                   2008         $14.863       $8.651          0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004         $10.000      $11.209          0
                                                                                   2005         $11.209      $11.997          0
                                                                                   2006         $11.997      $13.420          0
                                                                                   2007         $13.420      $12.907          0
                                                                                   2008         $12.907       $7.805          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004         $10.000      $10.276          0
                                                                                   2005         $10.276      $10.541          0
                                                                                   2006         $10.541      $10.509          0
                                                                                   2007         $10.509      $10.623          0
                                                                                   2008         $10.623      $10.116          0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004         $10.000       $9.858          0
                                                                                   2005          $9.858       $9.883          0
                                                                                   2006          $9.883      $10.087          0
                                                                                   2007         $10.087      $10.318          0
                                                                                   2008         $10.318      $10.292          0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.489          0
                                                                                   2005         $10.489      $10.446          0
                                                                                   2006         $10.446      $10.263          0
                                                                                   2007         $10.263      $11.079          0
                                                                                   2008         $11.079      $10.047          0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004         $10.000      $10.178      1,215
                                                                                   2005         $10.178      $10.172      1,419
                                                                                   2006         $10.172      $10.306      1,856
                                                                                   2007         $10.306      $10.934      1,726
                                                                                   2008         $10.934      $11.180      1,432
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004         $10.000      $10.724          0
                                                                                   2005         $10.724      $10.749          0
                                                                                   2006         $10.749      $11.618          0
                                                                                   2007         $11.618      $10.829          0
                                                                                   2008         $10.829       $7.270          0
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004         $10.000      $11.115          0
                                                                                   2005         $11.115      $10.352          0
                                                                                   2006         $10.352      $11.248          0
                                                                                   2007         $11.248      $11.665          0
                                                                                   2008         $11.665      $10.534          0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004         $10.000      $10.491          0
                                                                                   2005         $10.491      $11.638          0
                                                                                   2006         $11.638      $12.647          0
                                                                                   2007         $12.647      $15.141          0
                                                                                   2008         $15.141       $8.753          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004         $10.000      $10.383          0
                                                                                   2005         $10.383      $10.701          0
                                                                                   2006         $10.701      $11.413          0
                                                                                   2007         $11.413      $12.523          0
                                                                                   2008         $12.523       $7.005          0
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004         $10.000      $10.993        651
                                                                                   2005         $10.993      $11.121        822
                                                                                   2006         $11.121      $12.873      1,157
                                                                                   2007         $12.873      $12.936      1,110
                                                                                   2008         $12.936       $8.042      1,333
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004         $10.000       $9.817          0
                                                                                   2005          $9.817       $9.596          0
                                                                                   2006          $9.596      $10.172          0
                                                                                   2007         $10.172      $10.324          0
                                                                                   2008         $10.324       $8.752          0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004         $10.000      $11.983          0
                                                                                   2005         $11.983      $15.431          0
                                                                                   2006         $15.431      $20.999          0
                                                                                   2007         $20.999      $28.186          0
                                                                                   2008         $28.186       $9.683          0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004         $10.000      $12.329          0
                                                                                   2005         $12.329      $18.243          0
                                                                                   2006         $18.243      $22.156          0
                                                                                   2007         $22.156      $31.412          0
                                                                                   2008         $31.412      $16.508          0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004         $10.000      $10.999          0
                                                                                   2005         $10.999      $11.923          0
                                                                                   2006         $11.923      $12.204          0
                                                                                   2007         $12.204      $13.998          0
                                                                                   2008         $13.998       $7.259          0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004         $10.000      $10.084          0
                                                                                   2005         $10.084      $10.160          0
                                                                                   2006         $10.160      $10.220          0
                                                                                   2007         $10.220      $10.667          0
                                                                                   2008         $10.667      $10.563          0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004         $10.000      $10.971          0
                                                                                   2005         $10.971      $11.743          0
                                                                                   2006         $11.743      $13.286          0
                                                                                   2007         $13.286      $13.286          0
                                                                                   2008         $13.286       $8.785          0
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004         $10.000      $10.278          0
                                                                                   2005         $10.278      $11.579          0
                                                                                   2006         $11.579      $11.726          0
                                                                                   2007         $11.726      $13.915          0
                                                                                   2008         $13.915       $6.875          0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004         $10.000      $12.722          0
                                                                                   2005         $12.722      $14.491          0
                                                                                   2006         $14.491      $19.462          0
                                                                                   2007         $19.462      $15.704          0
                                                                                   2008         $15.704       $9.488          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007         $10.000       $9.436          0
                                                                                   2008          $9.436       $5.838          0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007         $10.000       $9.675          0
                                                                                   2008          $9.675       $6.075          0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008         $10.000       $6.694          0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.35

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.705       79,561
                                                                                   2005       $10.705      $11.090      114,273
                                                                                   2006       $11.090      $12.306      109,607
                                                                                   2007       $12.306      $12.255       88,763
                                                                                   2008       $12.255       $5.791       68,752
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.265       15,902
                                                                                   2005       $10.265      $10.951       34,348
                                                                                   2006       $10.951      $11.412       37,917
                                                                                   2007       $11.412      $12.526       32,938
                                                                                   2008       $12.526       $7.061       29,899
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.770       55,343
                                                                                   2007       $10.770      $11.415       62,302
                                                                                   2008       $11.415       $7.814       53,384
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.948       76,478
                                                                                   2005       $10.948      $11.539      117,195
                                                                                   2006       $11.539      $12.583      140,472
                                                                                   2007       $12.583      $13.509      136,462
                                                                                   2008       $13.509       $9.466      119,689
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.065       34,355
                                                                                   2005       $10.065      $11.048       62,264
                                                                                   2006       $11.048      $11.388       76,074
                                                                                   2007       $11.388      $13.384       67,894
                                                                                   2008       $13.384       $7.062       64,904

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.181       13,582
                                                                                   2005       $10.181      $11.420       25,067
                                                                                   2006       $11.420      $13.348       31,784
                                                                                   2007       $13.348      $17.466       33,336
                                                                                   2008       $17.466       $9.393       32,517
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.589       37,824
                                                                                   2005       $10.589      $11.396       77,293
                                                                                   2006       $11.396      $12.304      103,847
                                                                                   2007       $12.304      $15.868      104,822
                                                                                   2008       $15.868       $6.474      113,138
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.179       31,399
                                                                                   2005       $10.179      $10.379       41,427
                                                                                   2006       $10.379      $10.926       31,949
                                                                                   2007       $10.926      $12.363       27,998
                                                                                   2008       $12.363       $8.635       19,374
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.347       46,189
                                                                                   2005       $11.347      $13.005      146,508
                                                                                   2006       $13.005      $14.239      272,708
                                                                                   2007       $14.239      $16.409      270,797
                                                                                   2008       $16.409       $9.239      244,175
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.800       94,238
                                                                                   2005       $10.800      $11.203      170,805
                                                                                   2006       $11.203      $13.201      316,047
                                                                                   2007       $13.201      $13.134      226,724
                                                                                   2008       $13.134       $7.379      212,525
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.772       31,849
                                                                                   2005        $9.772      $10.130       72,705
                                                                                   2006       $10.130      $10.608       65,962
                                                                                   2007       $10.608      $13.199       59,419
                                                                                   2008       $13.199       $6.833       49,050
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.629      117,071
                                                                                   2005       $10.629      $10.919      288,397
                                                                                   2006       $10.919      $12.385      339,575
                                                                                   2007       $12.385      $12.797      317,228
                                                                                   2008       $12.797       $7.901      314,943

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.178      100,870
                                                                                   2005       $10.178      $10.189      212,207
                                                                                   2006       $10.189      $10.426      300,071
                                                                                   2007       $10.426      $10.661      292,614
                                                                                   2008       $10.661      $10.112      241,772
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.928      141,216
                                                                                   2005        $9.928      $10.026      330,319
                                                                                   2006       $10.026      $10.306      417,108
                                                                                   2007       $10.306      $10.627      421,658
                                                                                   2008       $10.627      $10.730      361,507
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.891       33,991
                                                                                   2005       $10.891      $12.711      116,685
                                                                                   2006       $12.711      $14.709      214,068
                                                                                   2007       $14.709      $16.914      204,604
                                                                                   2008       $16.914       $9.312      203,194
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.586       24,838
                                                                                   2005       $10.586      $11.198       50,174
                                                                                   2006       $11.198      $12.148       60,688
                                                                                   2007       $12.148      $13.162       55,951
                                                                                   2008       $13.162      $10.855       47,871
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.275        1,501
                                                                                   2005       $11.275      $11.769       23,535
                                                                                   2006       $11.769      $13.652       41,000
                                                                                   2007       $13.652      $15.861       45,572
                                                                                   2008       $15.861      $14.907            0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.448        3,126
                                                                                   2005       $11.448      $12.661       11,317
                                                                                   2006       $12.661      $13.574       21,648
                                                                                   2007       $13.574      $18.221       27,999
                                                                                   2008       $18.221       $9.969       37,101
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.261       22,651
                                                                                   2005       $11.261      $12.171      103,932
                                                                                   2006       $12.171      $13.760      153,576
                                                                                   2007       $13.760      $14.488      152,056
                                                                                   2008       $14.488      $10.263      136,183

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.297        7,472
                                                                                   2005       $11.297      $12.311       40,059
                                                                                   2006       $12.311      $13.399       40,322
                                                                                   2007       $13.399      $13.970       34,771
                                                                                   2008       $13.970       $8.751       28,477
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.944       15,736
                                                                                   2006       $10.944      $13.104       44,335
                                                                                   2007       $13.104      $12.087       53,029
                                                                                   2008       $12.087       $7.610       45,713
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.286       12,975
                                                                                   2005       $10.286      $10.482       17,669
                                                                                   2006       $10.482      $12.141       35,619
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.831       49,655
                                                                                   2005       $10.831      $11.019      160,185
                                                                                   2006       $11.019      $11.947      225,066
                                                                                   2007       $11.947      $11.698      220,933
                                                                                   2008       $11.698       $7.944      197,482
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.383        3,253
                                                                                   2005       $10.383      $10.807        3,923
                                                                                   2006       $10.807      $12.504        9,010
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.612       22,341
                                                                                   2005       $10.612      $10.641       56,915
                                                                                   2006       $10.641      $11.500       61,974
                                                                                   2007       $11.500      $11.472       57,451
                                                                                   2008       $11.472       $8.040       51,340
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.433        5,801
                                                                                   2005       $10.433      $10.684      120,599
                                                                                   2006       $10.684      $11.264      175,764
                                                                                   2007       $11.264      $12.286      149,376
                                                                                   2008       $12.286       $7.607      145,460

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.770        8,498
                                                                                   2005       $10.770      $11.325       20,952
                                                                                   2006       $11.325      $12.540       26,757
                                                                                   2007       $12.540      $13.555       22,482
                                                                                   2008       $13.555       $8.889       19,437
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.908       22,134
                                                                                   2005        $9.908      $10.225       35,645
                                                                                   2006       $10.225      $11.345       42,705
                                                                                   2007       $11.345      $11.397       36,040
                                                                                   2008       $11.397       $6.772       33,473
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.743       91,889
                                                                                   2005       $10.743      $10.830      157,583
                                                                                   2006       $10.830      $11.878      164,040
                                                                                   2007       $11.878      $12.128      155,618
                                                                                   2008       $12.128       $9.256      134,563
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.134       16,158
                                                                                   2005       $11.134      $11.647       38,304
                                                                                   2006       $11.647      $13.790       40,666
                                                                                   2007       $13.790      $14.576       34,721
                                                                                   2008       $14.576       $9.632       34,512
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.691       12,445
                                                                                   2006       $11.691      $11.797       42,523
                                                                                   2007       $11.797      $12.289       29,125
                                                                                   2008       $12.289       $6.132       32,223
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.348       89,391
                                                                                   2005       $11.348      $12.718      147,659
                                                                                   2006       $12.718      $14.666      198,179
                                                                                   2007       $14.666      $15.284      187,490
                                                                                   2008       $15.284       $8.960      164,589
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.282       99,604
                                                                                   2005       $11.282      $12.162      246,424
                                                                                   2006       $12.162      $13.701      338,479
                                                                                   2007       $13.701      $13.273      322,519
                                                                                   2008       $13.273       $8.084      299,590

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.343       34,096
                                                                                   2005       $10.343      $10.686      119,452
                                                                                   2006       $10.686      $10.730      155,499
                                                                                   2007       $10.730      $10.924      159,959
                                                                                   2008       $10.924      $10.477      115,862
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.922       46,276
                                                                                   2005        $9.922      $10.019      218,651
                                                                                   2006       $10.019      $10.298      131,240
                                                                                   2007       $10.298      $10.611      161,059
                                                                                   2008       $10.611      $10.660      184,450
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.557      101,949
                                                                                   2005       $10.557      $10.589      216,189
                                                                                   2006       $10.589      $10.478      257,300
                                                                                   2007       $10.478      $11.393      245,036
                                                                                   2008       $11.393      $10.406      221,441
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.245      164,664
                                                                                   2005       $10.245      $10.312      272,905
                                                                                   2006       $10.312      $10.522      405,299
                                                                                   2007       $10.522      $11.244      411,173
                                                                                   2008       $11.244      $11.579      431,766
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.776       33,539
                                                                                   2005       $10.776      $10.877       53,486
                                                                                   2006       $10.877      $11.842       75,860
                                                                                   2007       $11.842      $11.117       71,719
                                                                                   2008       $11.117       $7.517       60,579
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.187       20,719
                                                                                   2005       $11.187      $10.494       45,352
                                                                                   2006       $10.494      $11.484       53,301
                                                                                   2007       $11.484      $11.995       34,812
                                                                                   2008       $11.995      $10.837            0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.560        8,162
                                                                                   2005       $10.560      $11.798       16,556
                                                                                   2006       $11.798      $12.912       27,027
                                                                                   2007       $12.912      $15.570       23,585
                                                                                   2008       $15.570       $9.066       19,063

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.451       38,723
                                                                                   2005       $10.451      $10.848      204,589
                                                                                   2006       $10.848      $11.653      316,915
                                                                                   2007       $11.653      $12.878      285,742
                                                                                   2008       $12.878       $7.256      297,848
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.065      160,639
                                                                                   2005       $11.065      $11.274      403,583
                                                                                   2006       $11.274      $13.143      504,857
                                                                                   2007       $13.143      $13.303      480,333
                                                                                   2008       $13.303       $8.330      469,594
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.881       12,173
                                                                                   2005        $9.881       $9.728       13,753
                                                                                   2006        $9.728      $10.386       28,329
                                                                                   2007       $10.386      $10.617       28,653
                                                                                   2008       $10.617       $9.065       22,322
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.061        7,050
                                                                                   2005       $12.061      $15.642       21,788
                                                                                   2006       $15.642      $21.439       44,632
                                                                                   2007       $21.439      $28.985       42,761
                                                                                   2008       $28.985      $10.029       38,919
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.409        9,452
                                                                                   2005       $12.409      $18.493       28,154
                                                                                   2006       $18.493      $22.621       54,638
                                                                                   2007       $22.621      $32.302       46,685
                                                                                   2008       $32.302      $17.097       35,193
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.071       10,317
                                                                                   2005       $11.071      $12.086       27,195
                                                                                   2006       $12.086      $12.460       37,059
                                                                                   2007       $12.460      $14.395       30,642
                                                                                   2008       $14.395       $7.519       26,289
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.150       32,398
                                                                                   2005       $10.150      $10.299       63,770
                                                                                   2006       $10.299      $10.434       62,454
                                                                                   2007       $10.434      $10.970       59,621
                                                                                   2008       $10.970      $10.941       40,231

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.042       49,174
                                                                                   2005       $11.042      $11.904      226,050
                                                                                   2006       $11.904      $13.564      323,677
                                                                                   2007       $13.564      $13.662      305,230
                                                                                   2008       $13.662       $9.099      269,341
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.345        5,900
                                                                                   2005       $10.345      $11.737       14,808
                                                                                   2006       $11.737      $11.972       35,952
                                                                                   2007       $11.972      $14.310       33,619
                                                                                   2008       $14.310       $7.121       27,920
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.805       95,967
                                                                                   2005       $12.805      $14.690      158,632
                                                                                   2006       $14.690      $19.870      210,125
                                                                                   2007       $19.870      $16.149      182,508
                                                                                   2008       $16.149       $9.828      165,032
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.482       22,346
                                                                                   2008        $9.482       $5.909       20,287
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.722        6,445
                                                                                   2008        $9.722       $6.149        6,335
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.934       41,584



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.65

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.701        6,486
                                                                                   2005       $10.701      $11.079        9,229
                                                                                   2006       $11.079      $12.288        8,519
                                                                                   2007       $12.288      $12.230        6,313
                                                                                   2008       $12.230       $5.776       28,022
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.260        1,197
                                                                                   2005       $10.260      $10.940        1,360
                                                                                   2006       $10.940      $11.395        4,420
                                                                                   2007       $11.395      $12.501        4,540
                                                                                   2008       $12.501       $7.043       14,356
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.767        3,608
                                                                                   2007       $10.767      $11.405       10,323
                                                                                   2008       $11.405       $7.804       23,452
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.943        6,517
                                                                                   2005       $10.943      $11.528        7,014
                                                                                   2006       $11.528      $12.564       10,458
                                                                                   2007       $12.564      $13.482       12,917
                                                                                   2008       $13.482       $9.442       35,385
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.061        1,773
                                                                                   2005       $10.061      $11.038        6,527
                                                                                   2006       $11.038      $11.371       10,863
                                                                                   2007       $11.371      $13.357        7,743
                                                                                   2008       $13.357       $7.044       20,165

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.177        1,279
                                                                                   2005       $10.177      $11.409        2,952
                                                                                   2006       $11.409      $13.328        4,489
                                                                                   2007       $13.328      $17.432        4,230
                                                                                   2008       $17.432       $9.369       12,250
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.584          794
                                                                                   2005       $10.584      $11.385          993
                                                                                   2006       $11.385      $12.286        5,659
                                                                                   2007       $12.286      $15.837        6,687
                                                                                   2008       $15.837       $6.458       30,915
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.174        2,367
                                                                                   2005       $10.174      $10.369       17,676
                                                                                   2006       $10.369      $10.910       19,985
                                                                                   2007       $10.910      $12.338       19,145
                                                                                   2008       $12.338       $8.614       15,530
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.342        3,744
                                                                                   2005       $11.342      $12.993       26,092
                                                                                   2006       $12.993      $14.218       32,667
                                                                                   2007       $14.218      $16.377       31,623
                                                                                   2008       $16.377       $9.216      102,855
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.795        6,746
                                                                                   2005       $10.795      $11.192       16,747
                                                                                   2006       $11.192      $13.182       19,478
                                                                                   2007       $13.182      $13.108       22,038
                                                                                   2008       $13.108       $7.361      102,049
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.768        6,417
                                                                                   2005        $9.768      $10.120       10,084
                                                                                   2006       $10.120      $10.592       11,849
                                                                                   2007       $10.592      $13.173       10,334
                                                                                   2008       $13.173       $6.816       71,379
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.624       17,939
                                                                                   2005       $10.624      $10.908       38,938
                                                                                   2006       $10.908      $12.366       43,696
                                                                                   2007       $12.366      $12.772       39,034
                                                                                   2008       $12.772       $7.881      225,131

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.173        4,364
                                                                                   2005       $10.173      $10.180       25,575
                                                                                   2006       $10.180      $10.410       31,813
                                                                                   2007       $10.410      $10.639       41,214
                                                                                   2008       $10.639      $10.086      138,607
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.924       10,961
                                                                                   2005        $9.924      $10.016       29,651
                                                                                   2006       $10.016      $10.291       33,135
                                                                                   2007       $10.291      $10.606       37,377
                                                                                   2008       $10.606      $10.703      280,115
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.886        2,761
                                                                                   2005       $10.886      $12.698        8,867
                                                                                   2006       $12.698      $14.687       16,491
                                                                                   2007       $14.687      $16.880       22,191
                                                                                   2008       $16.880       $9.289       71,734
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.581          226
                                                                                   2005       $10.581      $11.187        1,564
                                                                                   2006       $11.187      $12.130        1,999
                                                                                   2007       $12.130      $13.136        2,365
                                                                                   2008       $13.136      $10.828       22,471
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.270          588
                                                                                   2005       $11.270      $11.758        2,793
                                                                                   2006       $11.758      $13.632        2,516
                                                                                   2007       $13.632      $15.829        2,184
                                                                                   2008       $15.829      $14.875            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.443          726
                                                                                   2005       $11.443      $12.649        2,299
                                                                                   2006       $12.649      $13.554        2,354
                                                                                   2007       $13.554      $18.185        2,032
                                                                                   2008       $18.185       $9.944       14,716
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.256        4,248
                                                                                   2005       $11.256      $12.159       12,005
                                                                                   2006       $12.159      $13.740       10,246
                                                                                   2007       $13.740      $14.459        9,792
                                                                                   2008       $14.459      $10.238       42,657

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.292          582
                                                                                   2005       $11.292      $12.299          883
                                                                                   2006       $12.299      $13.379          901
                                                                                   2007       $13.379      $13.943          678
                                                                                   2008       $13.943       $8.729       10,922
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.940          133
                                                                                   2006       $10.940      $13.093        2,462
                                                                                   2007       $13.093      $12.071        2,385
                                                                                   2008       $12.071       $7.596       19,904
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.281          672
                                                                                   2005       $10.281      $10.472          743
                                                                                   2006       $10.472      $12.123          819
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.826        4,418
                                                                                   2005       $10.826      $11.008       10,817
                                                                                   2006       $11.008      $11.929       15,302
                                                                                   2007       $11.929      $11.675       15,056
                                                                                   2008       $11.675       $7.924       53,932
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.378        1,698
                                                                                   2005       $10.378      $10.797        2,119
                                                                                   2006       $10.797      $12.485        3,182
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.608        3,628
                                                                                   2005       $10.608      $10.631        5,899
                                                                                   2006       $10.631      $11.483        6,286
                                                                                   2007       $11.483      $11.449        6,287
                                                                                   2008       $11.449       $8.020       27,280
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.428        1,326
                                                                                   2005       $10.428      $10.673        4,431
                                                                                   2006       $10.673      $11.248        7,739
                                                                                   2007       $11.248      $12.262        5,956
                                                                                   2008       $12.262       $7.588       22,364

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.765            0
                                                                                   2005       $10.765      $11.314        1,101
                                                                                   2006       $11.314      $12.521        1,693
                                                                                   2007       $12.521      $13.528        1,545
                                                                                   2008       $13.528       $8.867        5,345
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.903          555
                                                                                   2005        $9.903      $10.215        2,106
                                                                                   2006       $10.215      $11.329        2,187
                                                                                   2007       $11.329      $11.374        1,740
                                                                                   2008       $11.374       $6.755       10,509
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.739        6,605
                                                                                   2005       $10.739      $10.820       15,628
                                                                                   2006       $10.820      $11.861       18,099
                                                                                   2007       $11.861      $12.104       17,793
                                                                                   2008       $12.104       $9.233       26,900
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.128          893
                                                                                   2005       $11.128      $11.635        2,395
                                                                                   2006       $11.635      $13.770        2,124
                                                                                   2007       $13.770      $14.547        1,043
                                                                                   2008       $14.547       $9.608        4,507
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.687        2,810
                                                                                   2006       $11.687      $11.787        7,348
                                                                                   2007       $11.787      $12.272        3,680
                                                                                   2008       $12.272       $6.120        7,593
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.343        1,344
                                                                                   2005       $11.343      $12.706        5,276
                                                                                   2006       $12.706      $14.644       10,134
                                                                                   2007       $14.644      $15.254       10,053
                                                                                   2008       $15.254       $8.938       64,672
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.277        2,470
                                                                                   2005       $11.277      $12.150        6,014
                                                                                   2006       $12.150      $13.681       11,584
                                                                                   2007       $13.681      $13.246       11,079
                                                                                   2008       $13.246       $8.064       43,930

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.339        3,362
                                                                                   2005       $10.339      $10.676        5,189
                                                                                   2006       $10.676      $10.714        8,948
                                                                                   2007       $10.714      $10.902        9,221
                                                                                   2008       $10.902      $10.451       27,562
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.918       12,301
                                                                                   2005        $9.918      $10.009       24,188
                                                                                   2006       $10.009      $10.283       27,607
                                                                                   2007       $10.283      $10.590       23,599
                                                                                   2008       $10.590      $10.634       91,586
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.552        4,173
                                                                                   2005       $10.552      $10.579       14,189
                                                                                   2006       $10.579      $10.462       16,994
                                                                                   2007       $10.462      $11.371       13,852
                                                                                   2008       $11.371      $10.380       41,393
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.240       14,526
                                                                                   2005       $10.240      $10.302       25,460
                                                                                   2006       $10.302      $10.507       28,759
                                                                                   2007       $10.507      $11.221       31,185
                                                                                   2008       $11.221      $11.550      109,474
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.772          746
                                                                                   2005       $10.772      $10.868        1,026
                                                                                   2006       $10.868      $11.826          560
                                                                                   2007       $11.826      $11.096          543
                                                                                   2008       $11.096       $7.499        9,792
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.182        3,590
                                                                                   2005       $11.182      $10.484        5,605
                                                                                   2006       $10.484      $11.467        6,181
                                                                                   2007       $11.467      $11.971        4,565
                                                                                   2008       $11.971      $10.815            0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.555          604
                                                                                   2005       $10.555      $11.787        5,525
                                                                                   2006       $11.787      $12.893        5,562
                                                                                   2007       $12.893      $15.539        5,477
                                                                                   2008       $15.539       $9.043       13,735

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.446        3,115
                                                                                   2005       $10.446      $10.837        9,211
                                                                                   2006       $10.837      $11.636       16,451
                                                                                   2007       $11.636      $12.852       17,983
                                                                                   2008       $12.852       $7.238       68,814
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.060       10,015
                                                                                   2005       $11.060      $11.263       22,659
                                                                                   2006       $11.263      $13.123       28,044
                                                                                   2007       $13.123      $13.276       26,132
                                                                                   2008       $13.276       $8.309       93,184
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.876        1,749
                                                                                   2005        $9.876       $9.719        8,406
                                                                                   2006        $9.719      $10.370        8,505
                                                                                   2007       $10.370      $10.595        8,642
                                                                                   2008       $10.595       $9.042        3,607
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.055            0
                                                                                   2005       $12.055      $15.627          998
                                                                                   2006       $15.627      $21.408        5,890
                                                                                   2007       $21.408      $28.927        5,845
                                                                                   2008       $28.927      $10.004       15,749
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.403        1,041
                                                                                   2005       $12.403      $18.475       46,948
                                                                                   2006       $18.475      $22.587       59,022
                                                                                   2007       $22.587      $32.238       57,153
                                                                                   2008       $32.238      $17.055       36,260
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.066        1,328
                                                                                   2005       $11.066      $12.075        2,104
                                                                                   2006       $12.075      $12.441        3,261
                                                                                   2007       $12.441      $14.367        2,843
                                                                                   2008       $14.367       $7.500        5,141
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.145        2,468
                                                                                   2005       $10.145      $10.289        4,725
                                                                                   2006       $10.289      $10.419        5,556
                                                                                   2007       $10.419      $10.948        3,932
                                                                                   2008       $10.948      $10.914       24,600

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.037        4,249
                                                                                   2005       $11.037      $11.892        8,218
                                                                                   2006       $11.892      $13.544       12,839
                                                                                   2007       $13.544      $13.635       13,243
                                                                                   2008       $13.635       $9.076       41,700
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.340          582
                                                                                   2005       $10.340      $11.726          812
                                                                                   2006       $11.726      $11.954        1,579
                                                                                   2007       $11.954      $14.281        1,524
                                                                                   2008       $14.281       $7.103        3,770
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.799       16,676
                                                                                   2005       $12.799      $14.675       26,236
                                                                                   2006       $14.675      $19.841       23,273
                                                                                   2007       $19.841      $16.117       21,566
                                                                                   2008       $16.117       $9.803       52,161
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.479        2,667
                                                                                   2008        $9.479       $5.904        8,461
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.718        3,433
                                                                                   2008        $9.718       $6.144        8,585
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.916        7,352



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.7

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.696       25,317
                                                                                   2005       $10.696      $11.068       43,639
                                                                                   2006       $11.068      $12.270       43,366
                                                                                   2007       $12.270      $12.206       41,434
                                                                                   2008       $12.206       $5.762       49,020
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.255        8,906
                                                                                   2005       $10.255      $10.930       16,387
                                                                                   2006       $10.930      $11.378       12,962
                                                                                   2007       $11.378      $12.477       12,881
                                                                                   2008       $12.477       $7.026       11,216
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.763       23,171
                                                                                   2007       $10.763      $11.395       23,950
                                                                                   2008       $11.395       $7.793       22,384
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.938       14,667
                                                                                   2005       $10.938      $11.516       37,551
                                                                                   2006       $11.516      $12.545       56,523
                                                                                   2007       $12.545      $13.455       50,239
                                                                                   2008       $13.455       $9.418       51,448
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.056       10,691
                                                                                   2005       $10.056      $11.027       26,696
                                                                                   2006       $11.027      $11.354       30,732
                                                                                   2007       $11.354      $13.331       28,605
                                                                                   2008       $13.331       $7.027       37,120

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.172          728
                                                                                   2005       $10.172      $11.398        3,757
                                                                                   2006       $11.398      $13.309        4,630
                                                                                   2007       $13.309      $17.397        4,596
                                                                                   2008       $17.397       $9.346       17,482
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.579       22,787
                                                                                   2005       $10.579      $11.374       42,635
                                                                                   2006       $11.374      $12.268       40,957
                                                                                   2007       $12.268      $15.805       37,228
                                                                                   2008       $15.805       $6.442       44,023
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.170        5,428
                                                                                   2005       $10.170      $10.359       13,904
                                                                                   2006       $10.359      $10.894       15,749
                                                                                   2007       $10.894      $12.314       15,438
                                                                                   2008       $12.314       $8.592       26,229
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.337       13,079
                                                                                   2005       $11.337      $12.980       86,642
                                                                                   2006       $12.980      $14.197      124,819
                                                                                   2007       $14.197      $16.344      108,315
                                                                                   2008       $16.344       $9.193      114,174
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.790       27,508
                                                                                   2005       $10.790      $11.181       67,103
                                                                                   2006       $11.181      $13.162       82,176
                                                                                   2007       $13.162      $13.082       76,374
                                                                                   2008       $13.082       $7.342       97,712
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.763       11,619
                                                                                   2005        $9.763      $10.111       21,301
                                                                                   2006       $10.111      $10.576       23,353
                                                                                   2007       $10.576      $13.147       19,758
                                                                                   2008       $13.147       $6.799       36,191
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.619       35,403
                                                                                   2005       $10.619      $10.898       99,637
                                                                                   2006       $10.898      $12.348      116,568
                                                                                   2007       $12.348      $12.746      105,586
                                                                                   2008       $12.746       $7.861      132,729

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.168       37,500
                                                                                   2005       $10.168      $10.170       90,093
                                                                                   2006       $10.170      $10.395      108,631
                                                                                   2007       $10.395      $10.618       98,044
                                                                                   2008       $10.618      $10.061       88,732
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.919       68,633
                                                                                   2005        $9.919      $10.006      154,001
                                                                                   2006       $10.006      $10.276      271,678
                                                                                   2007       $10.276      $10.585      386,571
                                                                                   2008       $10.585      $10.676      380,269
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.881        5,122
                                                                                   2005       $10.881      $12.686       24,392
                                                                                   2006       $12.686      $14.665       72,070
                                                                                   2007       $14.665      $16.847       55,918
                                                                                   2008       $16.847       $9.266       92,489
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.576       10,943
                                                                                   2005       $10.576      $11.176       29,133
                                                                                   2006       $11.176      $12.112       29,043
                                                                                   2007       $12.112      $13.110       24,936
                                                                                   2008       $13.110      $10.801       37,129
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.265        8,014
                                                                                   2005       $11.265      $11.747       13,252
                                                                                   2006       $11.747      $13.612       17,637
                                                                                   2007       $13.612      $15.798       15,071
                                                                                   2008       $15.798      $14.843            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.438       12,099
                                                                                   2005       $11.438      $12.636       32,651
                                                                                   2006       $12.636      $13.534       16,807
                                                                                   2007       $13.534      $18.148       15,716
                                                                                   2008       $18.148       $9.919       32,692
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.251       18,227
                                                                                   2005       $11.251      $12.148       69,475
                                                                                   2006       $12.148      $13.720       63,353
                                                                                   2007       $13.720      $14.430       58,609
                                                                                   2008       $14.430      $10.212       76,672

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.287        5,192
                                                                                   2005       $11.287      $12.287       16,752
                                                                                   2006       $12.287      $13.359       13,339
                                                                                   2007       $13.359      $13.915       13,640
                                                                                   2008       $13.915       $8.708       10,916
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.936        4,802
                                                                                   2006       $10.936      $13.082       11,437
                                                                                   2007       $13.082      $12.054       11,220
                                                                                   2008       $12.054       $7.581       10,403
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.277        8,997
                                                                                   2005       $10.277      $10.462       17,518
                                                                                   2006       $10.462      $12.105       14,318
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.821       27,738
                                                                                   2005       $10.821      $10.998       67,487
                                                                                   2006       $10.998      $11.912       76,131
                                                                                   2007       $11.912      $11.652       75,484
                                                                                   2008       $11.652       $7.904       71,077
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.373        5,105
                                                                                   2005       $10.373      $10.786       10,612
                                                                                   2006       $10.786      $12.467       10,070
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.603       37,245
                                                                                   2005       $10.603      $10.620       40,014
                                                                                   2006       $10.620      $11.466       39,594
                                                                                   2007       $11.466      $11.426       42,154
                                                                                   2008       $11.426       $8.000       37,351
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.423          663
                                                                                   2005       $10.423      $10.663       17,565
                                                                                   2006       $10.663      $11.231       32,025
                                                                                   2007       $11.231      $12.237       26,636
                                                                                   2008       $12.237       $7.569       34,980

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.760        1,061
                                                                                   2005       $10.760      $11.303        7,183
                                                                                   2006       $11.303      $12.503        7,484
                                                                                   2007       $12.503      $13.501        9,671
                                                                                   2008       $13.501       $8.845        7,488
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.899        3,598
                                                                                   2005        $9.899      $10.205       10,432
                                                                                   2006       $10.205      $11.312       11,959
                                                                                   2007       $11.312      $11.351       11,834
                                                                                   2008       $11.351       $6.738       16,254
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.734       28,414
                                                                                   2005       $10.734      $10.809       58,710
                                                                                   2006       $10.809      $11.843       53,612
                                                                                   2007       $11.843      $12.080       50,343
                                                                                   2008       $12.080       $9.210       52,421
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.123        6,310
                                                                                   2005       $11.123      $11.624       19,306
                                                                                   2006       $11.624      $13.749       41,143
                                                                                   2007       $13.749      $14.518       32,561
                                                                                   2008       $14.518       $9.584       13,951
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.683          494
                                                                                   2006       $11.683      $11.777        8,140
                                                                                   2007       $11.777      $12.256        9,034
                                                                                   2008       $12.256       $6.109        8,284
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.338        7,357
                                                                                   2005       $11.338      $12.693       36,084
                                                                                   2006       $12.693      $14.623       37,787
                                                                                   2007       $14.623      $15.223       35,137
                                                                                   2008       $15.223       $8.915       43,995
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.271       25,188
                                                                                   2005       $11.271      $12.138       54,027
                                                                                   2006       $12.138      $13.661       82,263
                                                                                   2007       $13.661      $13.220       65,741
                                                                                   2008       $13.220       $8.044       66,995

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.334        9,814
                                                                                   2005       $10.334      $10.665       53,068
                                                                                   2006       $10.665      $10.698       48,805
                                                                                   2007       $10.698      $10.880       45,382
                                                                                   2008       $10.880      $10.425       42,154
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.913       13,783
                                                                                   2005        $9.913       $9.999       94,849
                                                                                   2006        $9.999      $10.268       80,245
                                                                                   2007       $10.268      $10.569       93,518
                                                                                   2008       $10.569      $10.607      181,670
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.547       60,872
                                                                                   2005       $10.547      $10.569       86,307
                                                                                   2006       $10.569      $10.447       92,621
                                                                                   2007       $10.447      $11.348       81,615
                                                                                   2008       $11.348      $10.354      141,456
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.235       49,574
                                                                                   2005       $10.235      $10.292      106,617
                                                                                   2006       $10.292      $10.491      129,231
                                                                                   2007       $10.491      $11.199      120,079
                                                                                   2008       $11.199      $11.521      146,791
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.768       12,439
                                                                                   2005       $10.768      $10.859       17,797
                                                                                   2006       $10.859      $11.810       14,953
                                                                                   2007       $11.810      $11.076       13,863
                                                                                   2008       $11.076       $7.481       13,158
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.177       19,081
                                                                                   2005       $11.177      $10.474       22,816
                                                                                   2006       $10.474      $11.450       15,299
                                                                                   2007       $11.450      $11.948       13,927
                                                                                   2008       $11.948      $10.793            0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.550        2,242
                                                                                   2005       $10.550      $11.775        7,196
                                                                                   2006       $11.775      $12.874       10,992
                                                                                   2007       $12.874      $15.508       10,978
                                                                                   2008       $15.508       $9.021        6,277

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.441        3,573
                                                                                   2005       $10.441      $10.827       45,083
                                                                                   2006       $10.827      $11.618       74,839
                                                                                   2007       $11.618      $12.826       69,595
                                                                                   2008       $12.826       $7.219       97,722
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.055       51,446
                                                                                   2005       $11.055      $11.252      138,919
                                                                                   2006       $11.252      $13.104      170,974
                                                                                   2007       $13.104      $13.250      138,192
                                                                                   2008       $13.250       $8.288      141,687
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.872        2,764
                                                                                   2005        $9.872       $9.709       10,245
                                                                                   2006        $9.709      $10.355       14,012
                                                                                   2007       $10.355      $10.574       11,156
                                                                                   2008       $10.574       $9.019       16,394
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.050          980
                                                                                   2005       $12.050      $15.612       11,500
                                                                                   2006       $15.612      $21.376       24,649
                                                                                   2007       $21.376      $28.870       17,749
                                                                                   2008       $28.870       $9.979       11,408
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.398        1,993
                                                                                   2005       $12.398      $18.457       24,872
                                                                                   2006       $18.457      $22.554       42,805
                                                                                   2007       $22.554      $32.174       36,941
                                                                                   2008       $32.174      $17.012       22,455
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.060        1,818
                                                                                   2005       $11.060      $12.063        6,508
                                                                                   2006       $12.063      $12.423        6,488
                                                                                   2007       $12.423      $14.338        6,931
                                                                                   2008       $14.338       $7.481        4,413

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.140        7,668
                                                                                   2005       $10.140      $10.279       32,119
                                                                                   2006       $10.279      $10.403       37,953
                                                                                   2007       $10.403      $10.926       41,135
                                                                                   2008       $10.926      $10.886       44,761
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.032       28,708
                                                                                   2005       $11.032      $11.881       77,696
                                                                                   2006       $11.881      $13.524       92,352
                                                                                   2007       $13.524      $13.608       87,514
                                                                                   2008       $13.608       $9.054       89,162
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.335        2,465
                                                                                   2005       $10.335      $11.715        4,131
                                                                                   2006       $11.715      $11.937        5,472
                                                                                   2007       $11.937      $14.253        5,636
                                                                                   2008       $14.253       $7.086        1,679
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.794       51,226
                                                                                   2005       $12.794      $14.661       94,338
                                                                                   2006       $14.661      $19.812      102,746
                                                                                   2007       $19.812      $16.085       86,255
                                                                                   2008       $16.085       $9.779       88,008
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.476       12,790
                                                                                   2008        $9.476       $5.899       12,263
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.715       11,271
                                                                                   2008        $9.715       $6.138       13,770
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.899       14,710



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.75

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.686        1,472
                                                                                   2005       $10.686      $11.047            0
                                                                                   2006       $11.047      $12.234            0
                                                                                   2007       $12.234      $12.157            0
                                                                                   2008       $12.157       $5.733            0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.246            0
                                                                                   2005       $10.246      $10.909            0
                                                                                   2006       $10.909      $11.344            0
                                                                                   2007       $11.344      $12.427            0
                                                                                   2008       $12.427       $6.990            0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.756            0
                                                                                   2007       $10.756      $11.376            0
                                                                                   2008       $11.376       $7.772            0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.928          209
                                                                                   2005       $10.928      $11.494          208
                                                                                   2006       $11.494      $12.508          208
                                                                                   2007       $12.508      $13.402          208
                                                                                   2008       $13.402       $9.371        4,243
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.047            0
                                                                                   2005       $10.047      $11.006            0
                                                                                   2006       $11.006      $11.321            0
                                                                                   2007       $11.321      $13.278            0
                                                                                   2008       $13.278       $6.991            0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.163            0
                                                                                   2005       $10.163      $11.375            0
                                                                                   2006       $11.375      $13.269            0
                                                                                   2007       $13.269      $17.328            0
                                                                                   2008       $17.328       $9.299            0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.569            0
                                                                                   2005       $10.569      $11.352            0
                                                                                   2006       $11.352      $12.232            0
                                                                                   2007       $12.232      $15.742          818
                                                                                   2008       $15.742       $6.410          818
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.160            0
                                                                                   2005       $10.160      $10.339        1,906
                                                                                   2006       $10.339      $10.862        2,013
                                                                                   2007       $10.862      $12.265        1,510
                                                                                   2008       $12.265       $8.549        1,449
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.326          156
                                                                                   2005       $11.326      $12.955          156
                                                                                   2006       $12.955      $14.155          542
                                                                                   2007       $14.155      $16.279          541
                                                                                   2008       $16.279       $9.147        3,454
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.780            0
                                                                                   2005       $10.780      $11.160        6,054
                                                                                   2006       $11.160      $13.123        5,868
                                                                                   2007       $13.123      $13.030        6,682
                                                                                   2008       $13.030       $7.306       13,790
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.754            0
                                                                                   2005        $9.754      $10.091            0
                                                                                   2006       $10.091      $10.545            0
                                                                                   2007       $10.545      $13.095            0
                                                                                   2008       $13.095       $6.765        1,405
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.609        1,760
                                                                                   2005       $10.609      $10.877        3,695
                                                                                   2006       $10.877      $12.312        3,659
                                                                                   2007       $12.312      $12.696        3,341
                                                                                   2008       $12.696       $7.822        3,478

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.159        5,373
                                                                                   2005       $10.159      $10.150       11,047
                                                                                   2006       $10.150      $10.364       11,692
                                                                                   2007       $10.364      $10.576       12,360
                                                                                   2008       $10.576      $10.011       12,178
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.910            0
                                                                                   2005        $9.910       $9.987       12,403
                                                                                   2006        $9.987      $10.245       13,549
                                                                                   2007       $10.245      $10.543       12,533
                                                                                   2008       $10.543      $10.623       65,486
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.871          912
                                                                                   2005       $10.871      $12.661          329
                                                                                   2006       $12.661      $14.622          328
                                                                                   2007       $14.622      $16.780          327
                                                                                   2008       $16.780       $9.220        4,501
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.566            0
                                                                                   2005       $10.566      $11.154        1,767
                                                                                   2006       $11.154      $12.077        1,811
                                                                                   2007       $12.077      $13.058        1,418
                                                                                   2008       $13.058      $10.747        1,150
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.254            0
                                                                                   2005       $11.254      $11.724            0
                                                                                   2006       $11.724      $13.572            0
                                                                                   2007       $13.572      $15.735            0
                                                                                   2008       $15.735      $14.779            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.427            0
                                                                                   2005       $11.427      $12.612            0
                                                                                   2006       $12.612      $13.494            0
                                                                                   2007       $13.494      $18.076            0
                                                                                   2008       $18.076       $9.870            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.240            0
                                                                                   2005       $11.240      $12.124        1,625
                                                                                   2006       $12.124      $13.679        1,599
                                                                                   2007       $13.679      $14.373        1,289
                                                                                   2008       $14.373      $10.161        6,136

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.276          214
                                                                                   2005       $11.276      $12.263          213
                                                                                   2006       $12.263      $13.320          213
                                                                                   2007       $13.320      $13.860          212
                                                                                   2008       $13.860       $8.664        1,774
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.929            0
                                                                                   2006       $10.929      $13.060            0
                                                                                   2007       $13.060      $12.021            0
                                                                                   2008       $12.021       $7.553            0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.267            0
                                                                                   2005       $10.267      $10.442            0
                                                                                   2006       $10.442      $12.069            0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.811        3,242
                                                                                   2005       $10.811      $10.976        6,493
                                                                                   2006       $10.976      $11.876        6,585
                                                                                   2007       $11.876      $11.605        6,094
                                                                                   2008       $11.605       $7.864       14,736
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.364        1,625
                                                                                   2005       $10.364      $10.766        1,625
                                                                                   2006       $10.766      $12.430        1,625
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.593            0
                                                                                   2005       $10.593      $10.600            0
                                                                                   2006       $10.600      $11.432            0
                                                                                   2007       $11.432      $11.381            0
                                                                                   2008       $11.381       $7.960            0
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.413            0
                                                                                   2005       $10.413      $10.642          254
                                                                                   2006       $10.642      $11.198          254
                                                                                   2007       $11.198      $12.189          253
                                                                                   2008       $12.189       $7.531          253

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.750            0
                                                                                   2005       $10.750      $11.281            0
                                                                                   2006       $11.281      $12.466            0
                                                                                   2007       $12.466      $13.448            0
                                                                                   2008       $13.448       $8.801            0
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.890            0
                                                                                   2005        $9.890      $10.185            0
                                                                                   2006       $10.185      $11.278            0
                                                                                   2007       $11.278      $11.306            0
                                                                                   2008       $11.306       $6.704            0
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.724            0
                                                                                   2005       $10.724      $10.788        1,827
                                                                                   2006       $10.788      $11.808        1,852
                                                                                   2007       $11.808      $12.032        1,539
                                                                                   2008       $12.032       $9.164        2,383
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.113            0
                                                                                   2005       $11.113      $11.602            0
                                                                                   2006       $11.602      $13.709            0
                                                                                   2007       $13.709      $14.461            0
                                                                                   2008       $14.461       $9.536            0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.675            0
                                                                                   2006       $11.675      $11.757            0
                                                                                   2007       $11.757      $12.222            0
                                                                                   2008       $12.222       $6.086            0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.327          555
                                                                                   2005       $11.327      $12.669            0
                                                                                   2006       $12.669      $14.579            0
                                                                                   2007       $14.579      $15.163            0
                                                                                   2008       $15.163       $8.871        4,442
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.261        1,606
                                                                                   2005       $11.261      $12.115        1,606
                                                                                   2006       $12.115      $13.620        1,606
                                                                                   2007       $13.620      $13.167        1,606
                                                                                   2008       $13.167       $8.004        4,623

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.324            0
                                                                                   2005       $10.324      $10.645          244
                                                                                   2006       $10.645      $10.666          244
                                                                                   2007       $10.666      $10.837          243
                                                                                   2008       $10.837      $10.373          243
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.904            0
                                                                                   2005        $9.904       $9.980            0
                                                                                   2006        $9.980      $10.237            0
                                                                                   2007       $10.237      $10.527            0
                                                                                   2008       $10.527      $10.554            0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.538        2,088
                                                                                   2005       $10.538      $10.548        2,332
                                                                                   2006       $10.548      $10.416        2,088
                                                                                   2007       $10.416      $11.303        2,088
                                                                                   2008       $11.303      $10.302        6,163
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.226        5,528
                                                                                   2005       $10.226      $10.272       13,752
                                                                                   2006       $10.272      $10.460       14,624
                                                                                   2007       $10.460      $11.154       14,134
                                                                                   2008       $11.154      $11.464       16,322
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.761            0
                                                                                   2005       $10.761      $10.840          246
                                                                                   2006       $10.840      $11.778          246
                                                                                   2007       $11.778      $11.034          246
                                                                                   2008       $11.034       $7.446          246
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.167        1,052
                                                                                   2005       $11.167      $10.454        1,052
                                                                                   2006       $10.454      $11.416        1,052
                                                                                   2007       $11.416      $11.900            0
                                                                                   2008       $11.900      $10.750            0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.540            0
                                                                                   2005       $10.540      $11.752            0
                                                                                   2006       $11.752      $12.836            0
                                                                                   2007       $12.836      $15.447            0
                                                                                   2008       $15.447       $8.975        4,744

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.432        3,241
                                                                                   2005       $10.432      $10.806        3,495
                                                                                   2006       $10.806      $11.584        3,495
                                                                                   2007       $11.584      $12.775        3,495
                                                                                   2008       $12.775       $7.183        3,495
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.045            0
                                                                                   2005       $11.045      $11.230        1,992
                                                                                   2006       $11.230      $13.065        1,911
                                                                                   2007       $13.065      $13.197        1,640
                                                                                   2008       $13.197       $8.247        6,961
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.863            0
                                                                                   2005        $9.863       $9.690            0
                                                                                   2006        $9.690      $10.324            0
                                                                                   2007       $10.324      $10.532            0
                                                                                   2008       $10.532       $8.974            0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.039          264
                                                                                   2005       $12.039      $15.582            0
                                                                                   2006       $15.582      $21.313            0
                                                                                   2007       $21.313      $28.755            0
                                                                                   2008       $28.755       $9.929            0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.386            0
                                                                                   2005       $12.386      $18.421            0
                                                                                   2006       $18.421      $22.487            0
                                                                                   2007       $22.487      $32.046            0
                                                                                   2008       $32.046      $16.927            0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.050          850
                                                                                   2005       $11.050      $12.039            0
                                                                                   2006       $12.039      $12.386            0
                                                                                   2007       $12.386      $14.281            0
                                                                                   2008       $14.281       $7.444            0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.131            0
                                                                                   2005       $10.131      $10.259        3,969
                                                                                   2006       $10.259      $10.372        4,217
                                                                                   2007       $10.372      $10.883        3,404
                                                                                   2008       $10.883      $10.832        2,258
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.022            0
                                                                                   2005       $11.022      $11.858          226
                                                                                   2006       $11.858      $13.484          225
                                                                                   2007       $13.484      $13.554          225
                                                                                   2008       $13.554       $9.009        8,879
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.325            0
                                                                                   2005       $10.325      $11.692            0
                                                                                   2006       $11.692      $11.902            0
                                                                                   2007       $11.902      $14.196            0
                                                                                   2008       $14.196       $7.050            0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.782        3,680
                                                                                   2005       $12.782      $14.633        8,821
                                                                                   2006       $14.633      $19.753        7,862
                                                                                   2007       $19.753      $16.021        8,058
                                                                                   2008       $16.021       $9.730       19,497
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.469            0
                                                                                   2008        $9.469       $5.888        1,614
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.708        2,118
                                                                                   2008        $9.708       $6.128        2,118
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.865        1,365



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.85

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                               2004           $10.000      $10.681            0
                                                                               2005           $10.681      $11.036          476
                                                                               2006           $11.036      $12.215          327
                                                                               2007           $12.215      $12.133          205
                                                                               2008           $12.133       $5.719        1,960
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                               2004           $10.000      $10.241            0
                                                                               2005           $10.241      $10.898          714
                                                                               2006           $10.898      $11.328          732
                                                                               2007           $11.328      $12.402          696
                                                                               2008           $12.402       $6.973          935
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                               2006           $10.000      $10.752          239
                                                                               2007           $10.752      $11.366          238
                                                                               2008           $11.366       $7.761        1,752
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                               2004           $10.000      $10.923           30
                                                                               2005           $10.923      $11.483        7,447
                                                                               2006           $11.483      $12.490        8,219
                                                                               2007           $12.490      $13.375        7,383
                                                                               2008           $13.375       $9.348       11,043
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                               2004           $10.000      $10.042            0
                                                                               2005           $10.042      $10.995            0
                                                                               2006           $10.995      $11.304            0
                                                                               2007           $11.304      $13.251            0
                                                                               2008           $13.251       $6.974        1,538

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                               2004           $10.000      $10.158            0
                                                                               2005           $10.158      $11.364            0
                                                                               2006           $11.364      $13.250            0
                                                                               2007           $13.250      $17.293            0
                                                                               2008           $17.293       $9.276          892
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                               2004           $10.000      $10.564           31
                                                                               2005           $10.564      $11.341           63
                                                                               2006           $11.341      $12.214           67
                                                                               2007           $12.214      $15.711          411
                                                                               2008           $15.711       $6.394       14,268
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                               2004           $10.000      $10.155          769
                                                                               2005           $10.155      $10.329        2,216
                                                                               2006           $10.329      $10.846        1,877
                                                                               2007           $10.846      $12.240        1,385
                                                                               2008           $12.240       $8.528        1,658
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                               2004           $10.000      $11.321        1,503
                                                                               2005           $11.321      $12.942        4,028
                                                                               2006           $12.942      $14.134        6,636
                                                                               2007           $14.134      $16.247        6,179
                                                                               2008           $16.247       $9.124       18,431
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                               2004           $10.000      $10.775          966
                                                                               2005           $10.775      $11.149        3,762
                                                                               2006           $11.149      $13.104        4,317
                                                                               2007           $13.104      $13.004        4,509
                                                                               2008           $13.004       $7.287        7,705
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                               2004           $10.000       $9.750          427
                                                                               2005            $9.750      $10.081        2,261
                                                                               2006           $10.081      $10.529        1,878
                                                                               2007           $10.529      $13.069        1,208
                                                                               2008           $13.069       $6.748        4,688
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                               2004           $10.000      $10.604        1,998
                                                                               2005           $10.604      $10.866        8,307
                                                                               2006           $10.866      $12.293       11,898
                                                                               2007           $12.293      $12.670       12,628
                                                                               2008           $12.670       $7.803       32,912

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                               2004           $10.000      $10.154        6,049
                                                                               2005           $10.154      $10.140        7,560
                                                                               2006           $10.140      $10.349        6,226
                                                                               2007           $10.349      $10.555        5,991
                                                                               2008           $10.555       $9.986       33,831
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                               2004           $10.000       $9.905        1,217
                                                                               2005            $9.905       $9.977       14,709
                                                                               2006            $9.977      $10.230       24,968
                                                                               2007           $10.230      $10.522       22,516
                                                                               2008           $10.522      $10.597       31,819
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                               2004           $10.000      $10.866          240
                                                                               2005           $10.866      $12.649        2,630
                                                                               2006           $12.649      $14.600        5,232
                                                                               2007           $14.600      $16.746        5,475
                                                                               2008           $16.746       $9.197        8,612
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                               2004           $10.000      $10.561            0
                                                                               2005           $10.561      $11.143           35
                                                                               2006           $11.143      $12.059           39
                                                                               2007           $12.059      $13.032           42
                                                                               2008           $13.032      $10.720          725
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                               2004           $10.000      $11.249            0
                                                                               2005           $11.249      $11.712            0
                                                                               2006           $11.712      $13.552            0
                                                                               2007           $13.552      $15.703            0
                                                                               2008           $15.703      $14.747            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                               2004           $10.000      $11.422            0
                                                                               2005           $11.422      $12.600            0
                                                                               2006           $12.600      $13.474            0
                                                                               2007           $13.474      $18.040            0
                                                                               2008           $18.040       $9.845        2,019
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                               2004           $10.000      $11.235           29
                                                                               2005           $11.235      $12.112        8,225
                                                                               2006           $12.112      $13.659       12,885
                                                                               2007           $13.659      $14.344       12,482
                                                                               2008           $14.344      $10.136       25,459

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                               2004           $10.000      $11.271            0
                                                                               2005           $11.271      $12.251            0
                                                                               2006           $12.251      $13.300        1,663
                                                                               2007           $13.300      $13.832        1,433
                                                                               2008           $13.832       $8.642        1,677
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                               2005           $10.000      $10.925            0
                                                                               2006           $10.925      $13.049           51
                                                                               2007           $13.049      $12.005           51
                                                                               2008           $12.005       $7.539          435
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                               2004           $10.000      $10.262            0
                                                                               2005           $10.262      $10.432            0
                                                                               2006           $10.432      $12.051            0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                               2004           $10.000      $10.806            0
                                                                               2005           $10.806      $10.966        1,958
                                                                               2006           $10.966      $11.859        5,390
                                                                               2007           $11.859      $11.582        5,889
                                                                               2008           $11.582       $7.845       12,802
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                               2004           $10.000      $10.359            0
                                                                               2005           $10.359      $10.755            0
                                                                               2006           $10.755      $12.412            0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                               2004           $10.000      $10.588            0
                                                                               2005           $10.588      $10.589          591
                                                                               2006           $10.589      $11.415          890
                                                                               2007           $11.415      $11.358          933
                                                                               2008           $11.358       $7.940        2,974
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                               2004           $10.000      $10.408            0
                                                                               2005           $10.408      $10.632        2,596
                                                                               2006           $10.632      $11.181        4,585
                                                                               2007           $11.181      $12.164        5,041
                                                                               2008           $12.164       $7.512        5,811

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                               2004           $10.000      $10.745            0
                                                                               2005           $10.745      $11.270        2,899
                                                                               2006           $11.270      $12.447        2,867
                                                                               2007           $12.447      $13.421        2,811
                                                                               2008           $13.421       $8.779        2,817
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                               2004           $10.000       $9.885            0
                                                                               2005            $9.885      $10.175        1,093
                                                                               2006           $10.175      $11.262        1,082
                                                                               2007           $11.262      $11.284        1,035
                                                                               2008           $11.284       $6.688        1,390
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                               2004           $10.000      $10.719        1,218
                                                                               2005           $10.719      $10.778        3,339
                                                                               2006           $10.778      $11.791        3,258
                                                                               2007           $11.791      $12.008        3,174
                                                                               2008           $12.008       $9.141        6,555
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                               2004           $10.000      $11.108        1,175
                                                                               2005           $11.108      $11.590        1,189
                                                                               2006           $11.590      $13.688        3,367
                                                                               2007           $13.688      $14.432        3,182
                                                                               2008           $14.432       $9.512        6,545
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                               2005           $10.000      $11.671            0
                                                                               2006           $11.671      $11.747           88
                                                                               2007           $11.747      $12.206           87
                                                                               2008           $12.206       $6.075           87
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                               2004           $10.000      $11.322            0
                                                                               2005           $11.322      $12.656        2,164
                                                                               2006           $12.656      $14.558        2,145
                                                                               2007           $14.558      $15.133        2,755
                                                                               2008           $15.133       $8.849        5,618
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                               2004           $10.000      $11.256            0
                                                                               2005           $11.256      $12.103        2,186
                                                                               2006           $12.103      $13.600        4,985
                                                                               2007           $13.600      $13.141        5,481
                                                                               2008           $13.141       $7.984       18,988

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                               2004           $10.000      $10.319        5,081
                                                                               2005           $10.319      $10.634        6,883
                                                                               2006           $10.634      $10.650        7,436
                                                                               2007           $10.650      $10.816        8,128
                                                                               2008           $10.816      $10.347        9,844
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                               2004           $10.000       $9.899          659
                                                                               2005            $9.899       $9.970        4,121
                                                                               2006            $9.970      $10.222        4,267
                                                                               2007           $10.222      $10.506        4,431
                                                                               2008           $10.506      $10.528       22,117
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                               2004           $10.000      $10.533        2,617
                                                                               2005           $10.533      $10.538        4,763
                                                                               2006           $10.538      $10.401        9,244
                                                                               2007           $10.401      $11.280        8,080
                                                                               2008           $11.280      $10.276       11,204
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                               2004           $10.000      $10.221       11,929
                                                                               2005           $10.221      $10.262       20,347
                                                                               2006           $10.262      $10.445       20,232
                                                                               2007           $10.445      $11.132       32,181
                                                                               2008           $11.132      $11.435       42,191
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                               2004           $10.000      $10.757           60
                                                                               2005           $10.757      $10.831        1,016
                                                                               2006           $10.831      $11.762        1,766
                                                                               2007           $11.762      $11.014        1,772
                                                                               2008           $11.014       $7.428        1,863
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                               2004           $10.000      $11.162            0
                                                                               2005           $11.162      $10.444            0
                                                                               2006           $10.444      $11.399            0
                                                                               2007           $11.399      $11.876            0
                                                                               2008           $11.876      $10.728            0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                               2004           $10.000      $10.535            0
                                                                               2005           $10.535      $11.741            0
                                                                               2006           $11.741      $12.817            0
                                                                               2007           $12.817      $15.416            0
                                                                               2008           $15.416       $8.953        1,059

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                               2004           $10.000      $10.427        1,252
                                                                               2005           $10.427      $10.795        8,767
                                                                               2006           $10.795      $11.567       11,775
                                                                               2007           $11.567      $12.750       12,093
                                                                               2008           $12.750       $7.165       18,276
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                               2004           $10.000      $11.039        1,182
                                                                               2005           $11.039      $11.219        9,039
                                                                               2006           $11.219      $13.046       11,853
                                                                               2007           $13.046      $13.171       12,871
                                                                               2008           $13.171       $8.226       15,396
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                               2004           $10.000       $9.858            0
                                                                               2005            $9.858       $9.681          407
                                                                               2006            $9.681      $10.309          405
                                                                               2007           $10.309      $10.511          431
                                                                               2008           $10.511       $8.952          551
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                               2004           $10.000      $12.033            0
                                                                               2005           $12.033      $15.567          910
                                                                               2006           $15.567      $21.281          911
                                                                               2007           $21.281      $28.698        1,023
                                                                               2008           $28.698       $9.905        1,306
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                               2004           $10.000      $12.380            0
                                                                               2005           $12.380      $18.403            0
                                                                               2006           $18.403      $22.454        3,267
                                                                               2007           $22.454      $31.982        1,677
                                                                               2008           $31.982      $16.885        1,656
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                               2004           $10.000      $11.045            0
                                                                               2005           $11.045      $12.028            0
                                                                               2006           $12.028      $12.368            0
                                                                               2007           $12.368      $14.253            0
                                                                               2008           $14.253       $7.425            0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                               2004           $10.000      $10.126           32
                                                                               2005           $10.126      $10.249          496
                                                                               2006           $10.249      $10.357          541
                                                                               2007           $10.357      $10.861          530
                                                                               2008           $10.861      $10.805        2,287
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                               2004           $10.000      $11.017        1,185
                                                                               2005           $11.017      $11.846        3,826
                                                                               2006           $11.846      $13.465        5,347
                                                                               2007           $13.465      $13.527        6,119
                                                                               2008           $13.527       $8.986        8,195
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                               2004           $10.000      $10.321            0
                                                                               2005           $10.321      $11.681            0
                                                                               2006           $11.681      $11.884            0
                                                                               2007           $11.884      $14.168            0
                                                                               2008           $14.168       $7.033          639
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                               2004           $10.000      $12.776            0
                                                                               2005           $12.776      $14.618       17,464
                                                                               2006           $14.618      $19.724       21,655
                                                                               2007           $19.724      $15.989       16,605
                                                                               2008           $15.989       $9.705       28,148
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                               2007           $10.000       $9.466            0
                                                                               2008            $9.466       $5.883            0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                               2007           $10.000       $9.705            0
                                                                               2008            $9.705       $6.123          764
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                               2008           $10.000       $6.848        1,470



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.676       14,364
                                                                                   2005       $10.676      $11.025       18,061
                                                                                   2006       $11.025      $12.197       19,411
                                                                                   2007       $12.197      $12.109       15,658
                                                                                   2008       $12.109       $5.704       12,250
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.236          165
                                                                                   2005       $10.236      $10.887          589
                                                                                   2006       $10.887      $11.311        2,569
                                                                                   2007       $11.311      $12.377        2,321
                                                                                   2008       $12.377       $6.956          778
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.748          522
                                                                                   2007       $10.748      $11.356          518
                                                                                   2008       $11.356       $7.750          699
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.918       14,800
                                                                                   2005       $10.918      $11.472       26,741
                                                                                   2006       $11.472      $12.471       25,889
                                                                                   2007       $12.471      $13.348       24,088
                                                                                   2008       $13.348       $9.325       16,857
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.037        5,609
                                                                                   2005       $10.037      $10.984        5,782
                                                                                   2006       $10.984      $11.287        5,275
                                                                                   2007       $11.287      $13.225        5,002
                                                                                   2008       $13.225       $6.957        3,946

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.153        3,379
                                                                                   2005       $10.153      $11.353        4,169
                                                                                   2006       $11.353      $13.230        7,804
                                                                                   2007       $13.230      $17.259        5,808
                                                                                   2008       $17.259       $9.253        4,939
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.559        4,907
                                                                                   2005       $10.559      $11.330        7,639
                                                                                   2006       $11.330      $12.196        6,408
                                                                                   2007       $12.196      $15.680        8,470
                                                                                   2008       $15.680       $6.378        7,069
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.151        9,034
                                                                                   2005       $10.151      $10.319       13,998
                                                                                   2006       $10.319      $10.829       16,458
                                                                                   2007       $10.829      $12.216       15,388
                                                                                   2008       $12.216       $8.506       10,597
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.316       18,555
                                                                                   2005       $11.316      $12.930       59,255
                                                                                   2006       $12.930      $14.113       65,282
                                                                                   2007       $14.113      $16.214       54,574
                                                                                   2008       $16.214       $9.101       28,684
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.770        7,405
                                                                                   2005       $10.770      $11.138       27,390
                                                                                   2006       $11.138      $13.084       32,295
                                                                                   2007       $13.084      $12.978       31,313
                                                                                   2008       $12.978       $7.269       14,731
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.745       16,759
                                                                                   2005        $9.745      $10.071       17,303
                                                                                   2006       $10.071      $10.514       16,300
                                                                                   2007       $10.514      $13.043       14,847
                                                                                   2008       $13.043       $6.731       16,962
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.599       13,534
                                                                                   2005       $10.599      $10.855       32,536
                                                                                   2006       $10.855      $12.275       38,468
                                                                                   2007       $12.275      $12.645       32,864
                                                                                   2008       $12.645       $7.783       23,795

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.149        4,108
                                                                                   2005       $10.149      $10.130       14,522
                                                                                   2006       $10.130      $10.334       16,968
                                                                                   2007       $10.334      $10.534       17,831
                                                                                   2008       $10.534       $9.961       18,708
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.901       23,001
                                                                                   2005        $9.901       $9.968       27,497
                                                                                   2006        $9.968      $10.215       30,026
                                                                                   2007       $10.215      $10.501       28,575
                                                                                   2008       $10.501      $10.570       20,703
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.861        1,719
                                                                                   2005       $10.861      $12.637       13,631
                                                                                   2006       $12.637      $14.579       18,288
                                                                                   2007       $14.579      $16.713       19,041
                                                                                   2008       $16.713       $9.174       11,572
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.556        2,956
                                                                                   2005       $10.556      $11.133        9,179
                                                                                   2006       $11.133      $12.041       13,595
                                                                                   2007       $12.041      $13.006        7,497
                                                                                   2008       $13.006      $10.693        3,192
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.244        2,909
                                                                                   2005       $11.244      $11.701        4,646
                                                                                   2006       $11.701      $13.532        5,236
                                                                                   2007       $13.532      $15.672        4,867
                                                                                   2008       $15.672      $14.715            0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.417           46
                                                                                   2005       $11.417      $12.587        6,143
                                                                                   2006       $12.587      $13.454        6,506
                                                                                   2007       $13.454      $18.004        9,883
                                                                                   2008       $18.004       $9.821       13,194
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.230        3,867
                                                                                   2005       $11.230      $12.101       10,214
                                                                                   2006       $12.101      $13.639       14,006
                                                                                   2007       $13.639      $14.316       15,868
                                                                                   2008       $14.316      $10.110       13,049

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.266        8,013
                                                                                   2005       $11.266      $12.240       12,355
                                                                                   2006       $12.240      $13.281       11,852
                                                                                   2007       $13.281      $13.804       13,172
                                                                                   2008       $13.804       $8.621       12,292
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.921          211
                                                                                   2006       $10.921      $13.038          588
                                                                                   2007       $13.038      $11.989        2,069
                                                                                   2008       $11.989       $7.525        4,642
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.258        4,213
                                                                                   2005       $10.258      $10.422       16,070
                                                                                   2006       $10.422      $12.033       18,963
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.801       10,214
                                                                                   2005       $10.801      $10.955       22,236
                                                                                   2006       $10.955      $11.841       28,744
                                                                                   2007       $11.841      $11.559       21,319
                                                                                   2008       $11.559       $7.825       16,131
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.354        8,473
                                                                                   2005       $10.354      $10.745       11,248
                                                                                   2006       $10.745      $12.393       10,825
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.583        7,199
                                                                                   2005       $10.583      $10.579       18,318
                                                                                   2006       $10.579      $11.398       21,030
                                                                                   2007       $11.398      $11.335       19,692
                                                                                   2008       $11.335       $7.921       11,168
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.404          703
                                                                                   2005       $10.404      $10.622        8,577
                                                                                   2006       $10.622      $11.165       13,353
                                                                                   2007       $11.165      $12.140        9,913
                                                                                   2008       $12.140       $7.493        4,412

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.740        1,816
                                                                                   2005       $10.740      $11.259        6,693
                                                                                   2006       $11.259      $12.429        7,250
                                                                                   2007       $12.429      $13.394        7,065
                                                                                   2008       $13.394       $8.757        5,233
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.880        2,752
                                                                                   2005        $9.880      $10.165        5,365
                                                                                   2006       $10.165      $11.245        5,573
                                                                                   2007       $11.245      $11.261        6,678
                                                                                   2008       $11.261       $6.671        6,557
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.714        7,423
                                                                                   2005       $10.714      $10.767       36,152
                                                                                   2006       $10.767      $11.773       46,523
                                                                                   2007       $11.773      $11.984       45,867
                                                                                   2008       $11.984       $9.118       18,184
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.103          763
                                                                                   2005       $11.103      $11.579        1,804
                                                                                   2006       $11.579      $13.668        3,375
                                                                                   2007       $13.668      $14.403        4,439
                                                                                   2008       $14.403       $9.488        4,064
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.667            0
                                                                                   2006       $11.667      $11.737          531
                                                                                   2007       $11.737      $12.189          623
                                                                                   2008       $12.189       $6.063            0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.317       13,789
                                                                                   2005       $11.317      $12.644       25,190
                                                                                   2006       $12.644      $14.536       28,756
                                                                                   2007       $14.536      $15.102       24,221
                                                                                   2008       $15.102       $8.826       20,906
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.250       12,988
                                                                                   2005       $11.250      $12.091       22,441
                                                                                   2006       $12.091      $13.580       28,061
                                                                                   2007       $13.580      $13.115       28,280
                                                                                   2008       $13.115       $7.964       18,816

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.315        3,223
                                                                                   2005       $10.315      $10.624       12,288
                                                                                   2006       $10.624      $10.635       13,005
                                                                                   2007       $10.635      $10.794       15,131
                                                                                   2008       $10.794      $10.321       11,021
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.895       14,863
                                                                                   2005        $9.895       $9.960       20,087
                                                                                   2006        $9.960      $10.207       22,094
                                                                                   2007       $10.207      $10.485       16,495
                                                                                   2008       $10.485      $10.501       25,951
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.528       30,575
                                                                                   2005       $10.528      $10.528       49,899
                                                                                   2006       $10.528      $10.385       44,452
                                                                                   2007       $10.385      $11.258       45,476
                                                                                   2008       $11.258      $10.251      121,212
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.216       22,121
                                                                                   2005       $10.216      $10.252       39,871
                                                                                   2006       $10.252      $10.429       53,599
                                                                                   2007       $10.429      $11.110       64,026
                                                                                   2008       $11.110      $11.407       69,955
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.754        1,937
                                                                                   2005       $10.754      $10.822       11,241
                                                                                   2006       $10.822      $11.746       11,704
                                                                                   2007       $11.746      $10.993       10,598
                                                                                   2008       $10.993       $7.410        2,774
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.156        9,647
                                                                                   2005       $11.156      $10.433       11,931
                                                                                   2006       $10.433      $11.382        8,906
                                                                                   2007       $11.382      $11.853        8,240
                                                                                   2008       $11.853      $10.706            0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.530        1,162
                                                                                   2005       $10.530      $11.730        4,353
                                                                                   2006       $11.730      $12.798        5,343
                                                                                   2007       $12.798      $15.385        6,713
                                                                                   2008       $15.385       $8.931        1,114
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.422       13,765
                                                                                   2005       $10.422      $10.785       29,258
                                                                                   2006       $10.785      $11.550       36,982
                                                                                   2007       $11.550      $12.725       37,232
                                                                                   2008       $12.725       $7.148       19,376
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.034       21,590
                                                                                   2005       $11.034      $11.208       50,042
                                                                                   2006       $11.208      $13.026       58,001
                                                                                   2007       $13.026      $13.145       54,480
                                                                                   2008       $13.145       $8.206       36,500
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.853          996
                                                                                   2005        $9.853       $9.672        1,040
                                                                                   2006        $9.672      $10.294        1,039
                                                                                   2007       $10.294      $10.490          424
                                                                                   2008       $10.490       $8.929        1,438
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.027        1,439
                                                                                   2005       $12.027      $15.552        3,538
                                                                                   2006       $15.552      $21.250        7,274
                                                                                   2007       $21.250      $28.641        5,309
                                                                                   2008       $28.641       $9.880        4,980
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.375        3,132
                                                                                   2005       $12.375      $18.385        4,127
                                                                                   2006       $18.385      $22.421        8,066
                                                                                   2007       $22.421      $31.918        7,757
                                                                                   2008       $31.918      $16.843       10,186
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.040          563
                                                                                   2005       $11.040      $12.016          577
                                                                                   2006       $12.016      $12.350        2,086
                                                                                   2007       $12.350      $14.224        1,839
                                                                                   2008       $14.224       $7.407        1,437

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.122          952
                                                                                   2005       $10.122      $10.239        3,202
                                                                                   2006       $10.239      $10.342        3,263
                                                                                   2007       $10.342      $10.839        2,127
                                                                                   2008       $10.839      $10.778        5,873
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.011        9,727
                                                                                   2005       $11.011      $11.835       25,547
                                                                                   2006       $11.835      $13.445       37,978
                                                                                   2007       $13.445      $13.500       35,763
                                                                                   2008       $13.500       $8.964       17,848
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.316        1,679
                                                                                   2005       $10.316      $11.669        2,101
                                                                                   2006       $11.669      $11.866        3,578
                                                                                   2007       $11.866      $14.140        3,694
                                                                                   2008       $14.140       $7.015        2,023
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.770        9,986
                                                                                   2005       $12.770      $14.604       22,875
                                                                                   2006       $14.604      $19.695       21,823
                                                                                   2007       $19.695      $15.957       23,853
                                                                                   2008       $15.957       $9.681       24,317
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.463       21,243
                                                                                   2008        $9.463       $5.878          448
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.702       13,748
                                                                                   2008        $9.702       $6.117        7,386
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.830        1,406



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.671        2,620
                                                                                   2005       $10.671      $11.014        6,944
                                                                                   2006       $11.014      $12.179        4,656
                                                                                   2007       $12.179      $12.085        3,415
                                                                                   2008       $12.085       $5.690        5,172
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.232            0
                                                                                   2005       $10.232      $10.877          466
                                                                                   2006       $10.877      $11.294          712
                                                                                   2007       $11.294      $12.353          712
                                                                                   2008       $12.353       $6.938          142
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.745        1,759
                                                                                   2007       $10.745      $11.347        2,640
                                                                                   2008       $11.347       $7.740        4,163
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.913        1,054
                                                                                   2005       $10.913      $11.461        2,769
                                                                                   2006       $11.461      $12.453        3,507
                                                                                   2007       $12.453      $13.322        3,950
                                                                                   2008       $13.322       $9.301        5,011
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.033        1,000
                                                                                   2005       $10.033      $10.974        3,053
                                                                                   2006       $10.974      $11.270        3,463
                                                                                   2007       $11.270      $13.199        2,296
                                                                                   2008       $13.199       $6.939        1,813

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.148           23
                                                                                   2005       $10.148      $11.342          437
                                                                                   2006       $11.342      $13.210        1,034
                                                                                   2007       $13.210      $17.224        2,628
                                                                                   2008       $17.224       $9.229        2,212
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.554        3,165
                                                                                   2005       $10.554      $11.319        4,928
                                                                                   2006       $11.319      $12.177        6,020
                                                                                   2007       $12.177      $15.648        3,822
                                                                                   2008       $15.648       $6.362        6,222
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.146          131
                                                                                   2005       $10.146      $10.309        5,198
                                                                                   2006       $10.309      $10.813        5,143
                                                                                   2007       $10.813      $12.191        4,840
                                                                                   2008       $12.191       $8.485        5,702
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.311            0
                                                                                   2005       $11.311      $12.917        6,317
                                                                                   2006       $12.917      $14.092        7,143
                                                                                   2007       $14.092      $16.182        6,925
                                                                                   2008       $16.182       $9.079        8,088
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.765        3,393
                                                                                   2005       $10.765      $11.127        5,631
                                                                                   2006       $11.127      $13.065        5,812
                                                                                   2007       $13.065      $12.952        6,302
                                                                                   2008       $12.952       $7.251        8,265
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.741          980
                                                                                   2005        $9.741      $10.062        1,785
                                                                                   2006       $10.062      $10.498        1,785
                                                                                   2007       $10.498      $13.016        1,329
                                                                                   2008       $13.016       $6.714        2,303
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.594        3,741
                                                                                   2005       $10.594      $10.845        9,049
                                                                                   2006       $10.845      $12.257       10,988
                                                                                   2007       $12.257      $12.620        9,871
                                                                                   2008       $12.620       $7.764       12,992

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.145        1,311
                                                                                   2005       $10.145      $10.120        7,060
                                                                                   2006       $10.120      $10.318        8,068
                                                                                   2007       $10.318      $10.513        6,914
                                                                                   2008       $10.513       $9.936        8,137
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.896        2,778
                                                                                   2005        $9.896       $9.958       34,371
                                                                                   2006        $9.958      $10.200       24,171
                                                                                   2007       $10.200      $10.480       30,601
                                                                                   2008       $10.480      $10.544       32,210
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.856          428
                                                                                   2005       $10.856      $12.625        2,407
                                                                                   2006       $12.625      $14.557        2,853
                                                                                   2007       $14.557      $16.680        2,153
                                                                                   2008       $16.680       $9.151        4,791
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.551            0
                                                                                   2005       $10.551      $11.122        4,544
                                                                                   2006       $11.122      $12.023        5,105
                                                                                   2007       $12.023      $12.980        5,025
                                                                                   2008       $12.980      $10.666        7,141
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.239        1,202
                                                                                   2005       $11.239      $11.690        1,202
                                                                                   2006       $11.690      $13.512        1,202
                                                                                   2007       $13.512      $15.641        1,543
                                                                                   2008       $15.641      $14.684            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.411            0
                                                                                   2005       $11.411      $12.575          373
                                                                                   2006       $12.575      $13.434          373
                                                                                   2007       $13.434      $17.968          330
                                                                                   2008       $17.968       $9.796          866
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.225        1,115
                                                                                   2005       $11.225      $12.089        4,238
                                                                                   2006       $12.089      $13.619        5,181
                                                                                   2007       $13.619      $14.287        5,577
                                                                                   2008       $14.287      $10.085        7,350

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.260        1,544
                                                                                   2005       $11.260      $12.228        1,730
                                                                                   2006       $12.228      $13.261        1,725
                                                                                   2007       $13.261      $13.777          180
                                                                                   2008       $13.777       $8.599          577
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.918            0
                                                                                   2006       $10.918      $13.027            0
                                                                                   2007       $13.027      $11.972          533
                                                                                   2008       $11.972       $7.511        1,246
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.253            0
                                                                                   2005       $10.253      $10.411            0
                                                                                   2006       $10.411      $12.016            0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.796        1,940
                                                                                   2005       $10.796      $10.944        5,298
                                                                                   2006       $10.944      $11.824        6,018
                                                                                   2007       $11.824      $11.536        4,563
                                                                                   2008       $11.536       $7.806        5,887
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.349            0
                                                                                   2005       $10.349      $10.734            0
                                                                                   2006       $10.734      $12.375            0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.578        5,103
                                                                                   2005       $10.578      $10.569        6,420
                                                                                   2006       $10.569      $11.382        6,663
                                                                                   2007       $11.382      $11.313        6,648
                                                                                   2008       $11.313       $7.901        6,496
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.399          220
                                                                                   2005       $10.399      $10.611        3,709
                                                                                   2006       $10.611      $11.148        4,405
                                                                                   2007       $11.148      $12.116        2,004
                                                                                   2008       $12.116       $7.475        3,472

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.735          651
                                                                                   2005       $10.735      $11.248          845
                                                                                   2006       $11.248      $12.411          814
                                                                                   2007       $12.411      $13.367          793
                                                                                   2008       $13.367       $8.735          791
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.876       12,151
                                                                                   2005        $9.876      $10.155          794
                                                                                   2006       $10.155      $11.228          759
                                                                                   2007       $11.228      $11.239        1,315
                                                                                   2008       $11.239       $6.654        1,853
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.709        6,174
                                                                                   2005       $10.709      $10.757       10,396
                                                                                   2006       $10.757      $11.756       11,256
                                                                                   2007       $11.756      $11.960        9,968
                                                                                   2008       $11.960       $9.095       12,294
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.097          423
                                                                                   2005       $11.097      $11.568        1,147
                                                                                   2006       $11.568      $13.648        1,104
                                                                                   2007       $13.648      $14.374        1,093
                                                                                   2008       $14.374       $9.464        1,222
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.663            0
                                                                                   2006       $11.663      $11.727          193
                                                                                   2007       $11.727      $12.172          794
                                                                                   2008       $12.172       $6.052          684
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.312           61
                                                                                   2005       $11.312      $12.632        6,268
                                                                                   2006       $12.632      $14.515        6,487
                                                                                   2007       $14.515      $15.072        6,311
                                                                                   2008       $15.072       $8.804        5,985
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.245       12,283
                                                                                   2005       $11.245      $12.079        7,138
                                                                                   2006       $12.079      $13.560        7,267
                                                                                   2007       $13.560      $13.089        4,830
                                                                                   2008       $13.089       $7.944        5,504

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.310          549
                                                                                   2005       $10.310      $10.614        3,739
                                                                                   2006       $10.614      $10.619        2,026
                                                                                   2007       $10.619      $10.772        1,728
                                                                                   2008       $10.772      $10.295        1,059
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.890        3,440
                                                                                   2005        $9.890       $9.951       15,412
                                                                                   2006        $9.951      $10.192       15,970
                                                                                   2007       $10.192      $10.464       18,821
                                                                                   2008       $10.464      $10.475       33,726
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.523        1,571
                                                                                   2005       $10.523      $10.517        4,203
                                                                                   2006       $10.517      $10.370        5,230
                                                                                   2007       $10.370      $11.235        5,419
                                                                                   2008       $11.235      $10.225        6,340
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.212        5,179
                                                                                   2005       $10.212      $10.242        5,771
                                                                                   2006       $10.242      $10.414        6,523
                                                                                   2007       $10.414      $11.088        2,733
                                                                                   2008       $11.088      $11.378        6,794
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.750           80
                                                                                   2005       $10.750      $10.813          119
                                                                                   2006       $10.813      $11.730           64
                                                                                   2007       $11.730      $10.973            0
                                                                                   2008       $10.973       $7.393          997
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.151        1,714
                                                                                   2005       $11.151      $10.423        4,214
                                                                                   2006       $10.423      $11.365        4,697
                                                                                   2007       $11.365      $11.829        3,683
                                                                                   2008       $11.829      $10.685            0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.526          917
                                                                                   2005       $10.526      $11.718          917
                                                                                   2006       $11.718      $12.779          917
                                                                                   2007       $12.779      $15.355            0
                                                                                   2008       $15.355       $8.908            1

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.417          478
                                                                                   2005       $10.417      $10.774        4,786
                                                                                   2006       $10.774      $11.533        5,763
                                                                                   2007       $11.533      $12.699        2,568
                                                                                   2008       $12.699       $7.130        6,422
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.029        1,764
                                                                                   2005       $11.029      $11.197        9,332
                                                                                   2006       $11.197      $13.007       10,239
                                                                                   2007       $13.007      $13.118        9,210
                                                                                   2008       $13.118       $8.185       12,005
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.849          700
                                                                                   2005        $9.849       $9.662        1,385
                                                                                   2006        $9.662      $10.278        1,437
                                                                                   2007       $10.278      $10.469        1,301
                                                                                   2008       $10.469       $8.907          697
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.022            0
                                                                                   2005       $12.022      $15.536          641
                                                                                   2006       $15.536      $21.218          641
                                                                                   2007       $21.218      $28.584        1,601
                                                                                   2008       $28.584       $9.855        1,602
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.369            0
                                                                                   2005       $12.369      $18.368          357
                                                                                   2006       $18.368      $22.387          357
                                                                                   2007       $22.387      $31.855        1,233
                                                                                   2008       $31.855      $16.800        1,461
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.035            0
                                                                                   2005       $11.035      $12.004           37
                                                                                   2006       $12.004      $12.331          224
                                                                                   2007       $12.331      $14.196          759
                                                                                   2008       $14.196       $7.388          908

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.117        1,042
                                                                                   2005       $10.117      $10.229        1,661
                                                                                   2006       $10.229      $10.326        2,059
                                                                                   2007       $10.326      $10.818        2,154
                                                                                   2008       $10.818      $10.751        3,095
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.006        3,296
                                                                                   2005       $11.006      $11.823        9,480
                                                                                   2006       $11.823      $13.425       10,060
                                                                                   2007       $13.425      $13.473        9,712
                                                                                   2008       $13.473       $8.941       10,380
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.311        1,164
                                                                                   2005       $10.311      $11.658        2,858
                                                                                   2006       $11.658      $11.849        3,691
                                                                                   2007       $11.849      $14.111        3,603
                                                                                   2008       $14.111       $6.997        2,412
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.764          602
                                                                                   2005       $12.764      $14.590        2,671
                                                                                   2006       $14.590      $19.666        1,356
                                                                                   2007       $19.666      $15.925        2,742
                                                                                   2008       $15.925       $9.657        3,507
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.459            0
                                                                                   2008        $9.459       $5.873          157
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.698            0
                                                                                   2008        $9.698       $6.112           42
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.813        1,692



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.666            0
                                                                                   2005       $10.666      $11.004        3,951
                                                                                   2006       $11.004      $12.161            0
                                                                                   2007       $12.161      $12.061            0
                                                                                   2008       $12.061       $5.676            0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.227            0
                                                                                   2005       $10.227      $10.866        1,662
                                                                                   2006       $10.866      $11.277          288
                                                                                   2007       $11.277      $12.328          277
                                                                                   2008       $12.328       $6.921          353
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.741            0
                                                                                   2007       $10.741      $11.337            0
                                                                                   2008       $11.337       $7.729            0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.908            0
                                                                                   2005       $10.908      $11.449          260
                                                                                   2006       $11.449      $12.434          508
                                                                                   2007       $12.434      $13.295          481
                                                                                   2008       $13.295       $9.278          467
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.028            0
                                                                                   2005       $10.028      $10.963        4,285
                                                                                   2006       $10.963      $11.254            0
                                                                                   2007       $11.254      $13.172            0
                                                                                   2008       $13.172       $6.922            0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.144            0
                                                                                   2005       $10.144      $11.331            0
                                                                                   2006       $11.331      $13.191            0
                                                                                   2007       $13.191      $17.190            0
                                                                                   2008       $17.190       $9.206            0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.549            0
                                                                                   2005       $10.549      $11.308            0
                                                                                   2006       $11.308      $12.159            0
                                                                                   2007       $12.159      $15.617            0
                                                                                   2008       $15.617       $6.346            0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.141            0
                                                                                   2005       $10.141      $10.299            0
                                                                                   2006       $10.299      $10.797            0
                                                                                   2007       $10.797      $12.167            0
                                                                                   2008       $12.167       $8.464            0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.305            0
                                                                                   2005       $11.305      $12.905        3,328
                                                                                   2006       $12.905      $14.072        2,862
                                                                                   2007       $14.072      $16.150        2,662
                                                                                   2008       $16.150       $9.056        2,514
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.760            0
                                                                                   2005       $10.760      $11.116          391
                                                                                   2006       $11.116      $13.046          377
                                                                                   2007       $13.046      $12.926          361
                                                                                   2008       $12.926       $7.233          336
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.736            0
                                                                                   2005        $9.736      $10.052            0
                                                                                   2006       $10.052      $10.483            0
                                                                                   2007       $10.483      $12.991            0
                                                                                   2008       $12.991       $6.697            0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.589            0
                                                                                   2005       $10.589      $10.834        7,033
                                                                                   2006       $10.834      $12.239        3,893
                                                                                   2007       $12.239      $12.595        3,465
                                                                                   2008       $12.595       $7.744        3,381

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.140            0
                                                                                   2005       $10.140      $10.110          235
                                                                                   2006       $10.110      $10.303          229
                                                                                   2007       $10.303      $10.492          224
                                                                                   2008       $10.492       $9.911          218
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.892          170
                                                                                   2005        $9.892       $9.948        1,953
                                                                                   2006        $9.948      $10.185        3,789
                                                                                   2007       $10.185      $10.459        3,091
                                                                                   2008       $10.459      $10.517        2,550
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.850            0
                                                                                   2005       $10.850      $12.612        1,510
                                                                                   2006       $12.612      $14.535        2,009
                                                                                   2007       $14.535      $16.646        1,868
                                                                                   2008       $16.646       $9.128        1,791
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.546            0
                                                                                   2005       $10.546      $11.111            0
                                                                                   2006       $11.111      $12.005            0
                                                                                   2007       $12.005      $12.954            0
                                                                                   2008       $12.954      $10.640            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.233          150
                                                                                   2005       $11.233      $11.678          150
                                                                                   2006       $11.678      $13.492          146
                                                                                   2007       $13.492      $15.610          129
                                                                                   2008       $15.610      $14.652            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.406            0
                                                                                   2005       $11.406      $12.563            0
                                                                                   2006       $12.563      $13.414            0
                                                                                   2007       $13.414      $17.933            0
                                                                                   2008       $17.933       $9.771            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.219            0
                                                                                   2005       $11.219      $12.077        1,483
                                                                                   2006       $12.077      $13.598        1,813
                                                                                   2007       $13.598      $14.259        1,480
                                                                                   2008       $14.259      $10.060        1,357

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.255            0
                                                                                   2005       $11.255      $12.216        1,465
                                                                                   2006       $12.216      $13.241        1,559
                                                                                   2007       $13.241      $13.749        1,460
                                                                                   2008       $13.749       $8.578        1,339
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.914            0
                                                                                   2006       $10.914      $13.016            0
                                                                                   2007       $13.016      $11.956            0
                                                                                   2008       $11.956       $7.497            0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.248            0
                                                                                   2005       $10.248      $10.401            0
                                                                                   2006       $10.401      $11.998            0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.791            0
                                                                                   2005       $10.791      $10.934          782
                                                                                   2006       $10.934      $11.806        1,371
                                                                                   2007       $11.806      $11.513        1,027
                                                                                   2008       $11.513       $7.786          937
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.344            0
                                                                                   2005       $10.344      $10.724            0
                                                                                   2006       $10.724      $12.357            0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.573            0
                                                                                   2005       $10.573      $10.559          519
                                                                                   2006       $10.559      $11.365          509
                                                                                   2007       $11.365      $11.290          516
                                                                                   2008       $11.290       $7.881          504
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.394            0
                                                                                   2005       $10.394      $10.601            0
                                                                                   2006       $10.601      $11.132            0
                                                                                   2007       $11.132      $12.092            0
                                                                                   2008       $12.092       $7.456            0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.730            0
                                                                                   2005       $10.730      $11.237        1,134
                                                                                   2006       $11.237      $12.392        1,125
                                                                                   2007       $12.392      $13.341        1,097
                                                                                   2008       $13.341       $8.713        1,204
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.871            0
                                                                                   2005        $9.871      $10.146          419
                                                                                   2006       $10.146      $11.212          436
                                                                                   2007       $11.212      $11.216          435
                                                                                   2008       $11.216       $6.637          536
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.704          393
                                                                                   2005       $10.704      $10.746          678
                                                                                   2006       $10.746      $11.738          680
                                                                                   2007       $11.738      $11.937          670
                                                                                   2008       $11.937       $9.073          608
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.092            0
                                                                                   2005       $11.092      $11.556            0
                                                                                   2006       $11.556      $13.628          233
                                                                                   2007       $13.628      $14.346            0
                                                                                   2008       $14.346       $9.441            0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.659            0
                                                                                   2006       $11.659      $11.717            0
                                                                                   2007       $11.717      $12.156            0
                                                                                   2008       $12.156       $6.041            0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.306            0
                                                                                   2005       $11.306      $12.620          539
                                                                                   2006       $12.620      $14.493          529
                                                                                   2007       $14.493      $15.042          519
                                                                                   2008       $15.042       $8.782          635
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.240            0
                                                                                   2005       $11.240      $12.068        2,759
                                                                                   2006       $12.068      $13.540        2,035
                                                                                   2007       $13.540      $13.063        1,898
                                                                                   2008       $13.063       $7.924        1,733

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.305            0
                                                                                   2005       $10.305      $10.603        2,702
                                                                                   2006       $10.603      $10.603            0
                                                                                   2007       $10.603      $10.751            0
                                                                                   2008       $10.751      $10.269            0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.885            0
                                                                                   2005        $9.885       $9.941        3,072
                                                                                   2006        $9.941      $10.177       29,618
                                                                                   2007       $10.177      $10.443       23,882
                                                                                   2008       $10.443      $10.449        3,369
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.518            0
                                                                                   2005       $10.518      $10.507        1,038
                                                                                   2006       $10.507      $10.354        2,656
                                                                                   2007       $10.354      $11.213        1,910
                                                                                   2008       $11.213      $10.199        1,725
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.207          165
                                                                                   2005       $10.207      $10.232        4,966
                                                                                   2006       $10.232      $10.399        3,252
                                                                                   2007       $10.399      $11.066        3,238
                                                                                   2008       $11.066      $11.350        2,425
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.746          391
                                                                                   2005       $10.746      $10.804          406
                                                                                   2006       $10.804      $11.714          421
                                                                                   2007       $11.714      $10.952          459
                                                                                   2008       $10.952       $7.375          463
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.146            0
                                                                                   2005       $11.146      $10.413            0
                                                                                   2006       $10.413      $11.348            0
                                                                                   2007       $11.348      $11.805            0
                                                                                   2008       $11.805      $10.663            0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.521            0
                                                                                   2005       $10.521      $11.707            0
                                                                                   2006       $11.707      $12.760            0
                                                                                   2007       $12.760      $15.324            0
                                                                                   2008       $15.324       $8.886            0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.412            0
                                                                                   2005       $10.412      $10.764        1,413
                                                                                   2006       $10.764      $11.516        1,445
                                                                                   2007       $11.516      $12.674        1,373
                                                                                   2008       $12.674       $7.112        1,691
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.024            0
                                                                                   2005       $11.024      $11.186        1,795
                                                                                   2006       $11.186      $12.988        2,106
                                                                                   2007       $12.988      $13.092        1,995
                                                                                   2008       $13.092       $8.164        1,911
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.844            0
                                                                                   2005        $9.844       $9.653            0
                                                                                   2006        $9.653      $10.263            0
                                                                                   2007       $10.263      $10.449            0
                                                                                   2008       $10.449       $8.885            0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.016          140
                                                                                   2005       $12.016      $15.521          222
                                                                                   2006       $15.521      $21.187          191
                                                                                   2007       $21.187      $28.527          139
                                                                                   2008       $28.527       $9.830          279
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.363            0
                                                                                   2005       $12.363      $18.350            0
                                                                                   2006       $18.350      $22.354            0
                                                                                   2007       $22.354      $31.791            0
                                                                                   2008       $31.791      $16.758            0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.030            0
                                                                                   2005       $11.030      $11.993            0
                                                                                   2006       $11.993      $12.313            0
                                                                                   2007       $12.313      $14.167            0
                                                                                   2008       $14.167       $7.370            0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.112            0
                                                                                   2005       $10.112      $10.220          234
                                                                                   2006       $10.220      $10.311          228
                                                                                   2007       $10.311      $10.796          223
                                                                                   2008       $10.796      $10.724          217
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.001            0
                                                                                   2005       $11.001      $11.812        1,482
                                                                                   2006       $11.812      $13.405        2,305
                                                                                   2007       $13.405      $13.446        2,146
                                                                                   2008       $13.446       $8.919        1,956
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.306            0
                                                                                   2005       $10.306      $11.647            0
                                                                                   2006       $11.647      $11.831            0
                                                                                   2007       $11.831      $14.083            0
                                                                                   2008       $14.083       $6.980            0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.758          132
                                                                                   2005       $12.758      $14.576        2,849
                                                                                   2006       $14.576      $19.636        1,482
                                                                                   2007       $19.636      $15.893        1,279
                                                                                   2008       $15.893       $9.633        1,442
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.456            0
                                                                                   2008        $9.456       $5.868            0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.695            0
                                                                                   2008        $9.695       $6.107            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.796          200



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.05

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.656         356
                                                                                   2005       $10.656      $10.982           0
                                                                                   2006       $10.982      $12.125           0
                                                                                   2007       $12.125      $12.013           0
                                                                                   2008       $12.013       $5.647       1,098
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.217           0
                                                                                   2005       $10.217      $10.845           0
                                                                                   2006       $10.845      $11.244           0
                                                                                   2007       $11.244      $12.279           0
                                                                                   2008       $12.279       $6.886           0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.734           0
                                                                                   2007       $10.734      $11.317           0
                                                                                   2008       $11.317       $7.708           0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.897         245
                                                                                   2005       $10.897      $11.427         246
                                                                                   2006       $11.427      $12.398         246
                                                                                   2007       $12.398      $13.242         246
                                                                                   2008       $13.242       $9.231       1,270
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.019           0
                                                                                   2005       $10.019      $10.942           0
                                                                                   2006       $10.942      $11.220           0
                                                                                   2007       $11.220      $13.120           0
                                                                                   2008       $13.120       $6.887           0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.134           0
                                                                                   2005       $10.134      $11.309           0
                                                                                   2006       $11.309      $13.152           0
                                                                                   2007       $13.152      $17.121           0
                                                                                   2008       $17.121       $9.160           0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.539           0
                                                                                   2005       $10.539      $11.286           0
                                                                                   2006       $11.286      $12.123           0
                                                                                   2007       $12.123      $15.555           0
                                                                                   2008       $15.555       $6.314      18,946
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.132           0
                                                                                   2005       $10.132      $10.279           0
                                                                                   2006       $10.279      $10.765           0
                                                                                   2007       $10.765      $12.119           0
                                                                                   2008       $12.119       $8.421         109
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.295         237
                                                                                   2005       $11.295      $12.880       1,479
                                                                                   2006       $12.880      $14.030       1,454
                                                                                   2007       $14.030      $16.085       1,197
                                                                                   2008       $16.085       $9.010       1,763
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.750       7,253
                                                                                   2005       $10.750      $11.095       7,712
                                                                                   2006       $11.095      $13.007       7,072
                                                                                   2007       $13.007      $12.875       6,500
                                                                                   2008       $12.875       $7.197       8,417
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.727           0
                                                                                   2005        $9.727      $10.032           0
                                                                                   2006       $10.032      $10.452           0
                                                                                   2007       $10.452      $12.939           0
                                                                                   2008       $12.939       $6.664           0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.579           0
                                                                                   2005       $10.579      $10.813           0
                                                                                   2006       $10.813      $12.202           0
                                                                                   2007       $12.202      $12.544           0
                                                                                   2008       $12.544       $7.705       1,127

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.130       2,451
                                                                                   2005       $10.130      $10.091       1,826
                                                                                   2006       $10.091      $10.272       1,826
                                                                                   2007       $10.272      $10.450       1,826
                                                                                   2008       $10.450       $9.861       2,057
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.882       3,466
                                                                                   2005        $9.882       $9.929       3,490
                                                                                   2006        $9.929      $10.155       3,633
                                                                                   2007       $10.155      $10.417       3,232
                                                                                   2008       $10.417      $10.465       3,763
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.840       1,340
                                                                                   2005       $10.840      $12.588       1,269
                                                                                   2006       $12.588      $14.492       1,177
                                                                                   2007       $14.492      $16.580         930
                                                                                   2008       $16.580       $9.082       1,097
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.537           0
                                                                                   2005       $10.537      $11.089           0
                                                                                   2006       $11.089      $11.970           0
                                                                                   2007       $11.970      $12.902           0
                                                                                   2008       $12.902      $10.586           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.223           0
                                                                                   2005       $11.223      $11.655           0
                                                                                   2006       $11.655      $13.452           0
                                                                                   2007       $13.452      $15.547           0
                                                                                   2008       $15.547      $14.589           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.395           0
                                                                                   2005       $11.395      $12.539           0
                                                                                   2006       $12.539      $13.375           0
                                                                                   2007       $13.375      $17.861           0
                                                                                   2008       $17.861       $9.723           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.209           0
                                                                                   2005       $11.209      $12.053           0
                                                                                   2006       $12.053      $13.558           0
                                                                                   2007       $13.558      $14.202           0
                                                                                   2008       $14.202      $10.009         547

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.245           0
                                                                                   2005       $11.245      $12.192           0
                                                                                   2006       $12.192      $13.202           0
                                                                                   2007       $13.202      $13.695           0
                                                                                   2008       $13.695       $8.535           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.906           0
                                                                                   2006       $10.906      $12.993           0
                                                                                   2007       $12.993      $11.923           0
                                                                                   2008       $11.923       $7.468           0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.238           0
                                                                                   2005       $10.238      $10.381           0
                                                                                   2006       $10.381      $11.962           0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.781         907
                                                                                   2005       $10.781      $10.912         907
                                                                                   2006       $10.912      $11.771         907
                                                                                   2007       $11.771      $11.467         907
                                                                                   2008       $11.467       $7.747       1,488
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.335           0
                                                                                   2005       $10.335      $10.703           0
                                                                                   2006       $10.703      $12.320           0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.563       3,003
                                                                                   2005       $10.563      $10.538       3,292
                                                                                   2006       $10.538      $11.331       3,272
                                                                                   2007       $11.331      $11.245       3,002
                                                                                   2008       $11.245       $7.842       3,928
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.384           0
                                                                                   2005       $10.384      $10.580           0
                                                                                   2006       $10.580      $11.098           0
                                                                                   2007       $11.098      $12.043           0
                                                                                   2008       $12.043       $7.419         155

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.720           0
                                                                                   2005       $10.720      $11.215           0
                                                                                   2006       $11.215      $12.355           0
                                                                                   2007       $12.355      $13.288           0
                                                                                   2008       $13.288       $8.669         923
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.862           0
                                                                                   2005        $9.862      $10.126           0
                                                                                   2006       $10.126      $11.178           0
                                                                                   2007       $11.178      $11.171           0
                                                                                   2008       $11.171       $6.604       1,098
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.694         750
                                                                                   2005       $10.694      $10.725         763
                                                                                   2006       $10.725      $11.703         763
                                                                                   2007       $11.703      $11.889         763
                                                                                   2008       $11.889       $9.027       2,083
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.082           0
                                                                                   2005       $11.082      $11.534           0
                                                                                   2006       $11.534      $13.587           0
                                                                                   2007       $13.587      $14.288           0
                                                                                   2008       $14.288       $9.393         858
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.651           0
                                                                                   2006       $11.651      $11.697           0
                                                                                   2007       $11.697      $12.123           0
                                                                                   2008       $12.123       $6.018           0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.296       1,286
                                                                                   2005       $11.296      $12.595       1,269
                                                                                   2006       $12.595      $14.450       1,181
                                                                                   2007       $14.450      $14.982       1,029
                                                                                   2008       $14.982       $8.738      18,728
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.230       2,192
                                                                                   2005       $11.230      $12.044       2,225
                                                                                   2006       $12.044      $13.500       2,163
                                                                                   2007       $13.500      $13.011       2,084
                                                                                   2008       $13.011       $7.884       2,247

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.296       4,295
                                                                                   2005       $10.296      $10.583       4,134
                                                                                   2006       $10.583      $10.572       3,049
                                                                                   2007       $10.572      $10.708       2,938
                                                                                   2008       $10.708      $10.218       4,709
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.876         271
                                                                                   2005        $9.876       $9.922         795
                                                                                   2006        $9.922      $10.147         795
                                                                                   2007       $10.147      $10.401         795
                                                                                   2008       $10.401      $10.396       3,790
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.508         255
                                                                                   2005       $10.508      $10.487         257
                                                                                   2006       $10.487      $10.324         257
                                                                                   2007       $10.324      $11.168         257
                                                                                   2008       $11.168      $10.148         918
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.197       6,419
                                                                                   2005       $10.197      $10.212       6,260
                                                                                   2006       $10.212      $10.368       5,143
                                                                                   2007       $10.368      $11.022       5,032
                                                                                   2008       $11.022      $11.293       6,237
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.739           0
                                                                                   2005       $10.739      $10.785           0
                                                                                   2006       $10.785      $11.682           0
                                                                                   2007       $11.682      $10.911           0
                                                                                   2008       $10.911       $7.340           0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.136         240
                                                                                   2005       $11.136      $10.393         264
                                                                                   2006       $10.393      $11.315         264
                                                                                   2007       $11.315      $11.758         264
                                                                                   2008       $11.758      $10.620           0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.511           0
                                                                                   2005       $10.511      $11.684           0
                                                                                   2006       $11.684      $12.722           0
                                                                                   2007       $12.722      $15.263           0
                                                                                   2008       $15.263       $8.841         804

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.403       1,813
                                                                                   2005       $10.403      $10.743       1,813
                                                                                   2006       $10.743      $11.481       1,813
                                                                                   2007       $11.481      $12.623       1,813
                                                                                   2008       $12.623       $7.076       2,407
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.014         243
                                                                                   2005       $11.014      $11.165         247
                                                                                   2006       $11.165      $12.949         247
                                                                                   2007       $12.949      $13.040         247
                                                                                   2008       $13.040       $8.124      18,755
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.835           0
                                                                                   2005        $9.835       $9.634           0
                                                                                   2006        $9.634      $10.233           0
                                                                                   2007       $10.233      $10.407           0
                                                                                   2008       $10.407       $8.840       1,179
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.005           0
                                                                                   2005       $12.005      $15.491           0
                                                                                   2006       $15.491      $21.124           0
                                                                                   2007       $21.124      $28.413           0
                                                                                   2008       $28.413       $9.781         119
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.352           0
                                                                                   2005       $12.352      $18.314           0
                                                                                   2006       $18.314      $22.288         896
                                                                                   2007       $22.288      $31.665         863
                                                                                   2008       $31.665      $16.674         818
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.019           0
                                                                                   2005       $11.019      $11.969           0
                                                                                   2006       $11.969      $12.277           0
                                                                                   2007       $12.277      $14.111           0
                                                                                   2008       $14.111       $7.333           0

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.103         265
                                                                                   2005       $10.103      $10.200         267
                                                                                   2006       $10.200      $10.281         267
                                                                                   2007       $10.281      $10.753         267
                                                                                   2008       $10.753      $10.670         267
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.991       7,094
                                                                                   2005       $10.991      $11.789       7,269
                                                                                   2006       $11.789      $13.365       6,876
                                                                                   2007       $13.365      $13.392       6,248
                                                                                   2008       $13.392       $8.874       6,338
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.297         260
                                                                                   2005       $10.297      $11.624         277
                                                                                   2006       $11.624      $11.796         277
                                                                                   2007       $11.796      $14.027         277
                                                                                   2008       $14.027       $6.945         336
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.746       4,200
                                                                                   2005       $12.746      $14.547       4,118
                                                                                   2006       $14.547      $19.578       3,664
                                                                                   2007       $19.578      $15.830       3,869
                                                                                   2008       $15.830       $9.584      29,447
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.450           0
                                                                                   2008        $9.450       $5.858       2,596
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.688           0
                                                                                   2008        $9.688       $6.096           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.762           0



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.651       7,253
                                                                                   2005       $10.651      $10.972       9,041
                                                                                   2006       $10.972      $12.107       8,335
                                                                                   2007       $12.107      $11.988       8,449
                                                                                   2008       $11.988       $5.633       6,071
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.213         648
                                                                                   2005       $10.213      $10.834         374
                                                                                   2006       $10.834      $11.227       3,116
                                                                                   2007       $11.227      $12.254       3,003
                                                                                   2008       $12.254       $6.869         972
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.730       3,274
                                                                                   2007       $10.730      $11.308       2,776
                                                                                   2008       $11.308       $7.698       3,059
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.892       4,346
                                                                                   2005       $10.892      $11.416       6,590
                                                                                   2006       $11.416      $12.379       6,560
                                                                                   2007       $12.379      $13.216       5,005
                                                                                   2008       $13.216       $9.208       4,981
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.014       2,261
                                                                                   2005       $10.014      $10.931       3,362
                                                                                   2006       $10.931      $11.204       6,679
                                                                                   2007       $11.204      $13.093       6,768
                                                                                   2008       $13.093       $6.870       2,608

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.130       2,742
                                                                                   2005       $10.130      $11.298       4,025
                                                                                   2006       $11.298      $13.132       5,908
                                                                                   2007       $13.132      $17.087       6,031
                                                                                   2008       $17.087       $9.137       5,782
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.535       3,519
                                                                                   2005       $10.535      $11.275       8,135
                                                                                   2006       $11.275      $12.105      14,126
                                                                                   2007       $12.105      $15.524      10,838
                                                                                   2008       $15.524       $6.298       9,160
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.127         233
                                                                                   2005       $10.127      $10.269         857
                                                                                   2006       $10.269      $10.749       6,558
                                                                                   2007       $10.749      $12.094       9,610
                                                                                   2008       $12.094       $8.400       4,539
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.290       2,001
                                                                                   2005       $11.290      $12.867       8,853
                                                                                   2006       $12.867      $14.009      50,416
                                                                                   2007       $14.009      $16.053      21,355
                                                                                   2008       $16.053       $8.988      22,621
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.745       8,904
                                                                                   2005       $10.745      $11.084      12,553
                                                                                   2006       $11.084      $12.988      22,674
                                                                                   2007       $12.988      $12.849      23,919
                                                                                   2008       $12.849       $7.179      14,844
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.723       2,239
                                                                                   2005        $9.723      $10.022       2,183
                                                                                   2006       $10.022      $10.436       2,175
                                                                                   2007       $10.436      $12.913       1,964
                                                                                   2008       $12.913       $6.647       1,195
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.575       8,150
                                                                                   2005       $10.575      $10.803      21,389
                                                                                   2006       $10.803      $12.184      24,147
                                                                                   2007       $12.184      $12.519      16,342
                                                                                   2008       $12.519       $7.686      15,389

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.126      10,729
                                                                                   2005       $10.126      $10.081      14,528
                                                                                   2006       $10.081      $10.257      20,760
                                                                                   2007       $10.257      $10.429      33,308
                                                                                   2008       $10.429       $9.837      20,532
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.878      12,253
                                                                                   2005        $9.878       $9.919      23,664
                                                                                   2006        $9.919      $10.140      26,813
                                                                                   2007       $10.140      $10.396      18,907
                                                                                   2008       $10.396      $10.438      12,847
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.835       1,816
                                                                                   2005       $10.835      $12.575       5,549
                                                                                   2006       $12.575      $14.471      11,617
                                                                                   2007       $14.471      $16.547      12,513
                                                                                   2008       $16.547       $9.059      13,304
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.532       1,219
                                                                                   2005       $10.532      $11.079       4,075
                                                                                   2006       $11.079      $11.952      10,584
                                                                                   2007       $11.952      $12.877      11,173
                                                                                   2008       $12.877      $10.560       8,596
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.218         753
                                                                                   2005       $11.218      $11.644         752
                                                                                   2006       $11.644      $13.432         717
                                                                                   2007       $13.432      $15.516         596
                                                                                   2008       $15.516      $14.557           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.390         214
                                                                                   2005       $11.390      $12.526         213
                                                                                   2006       $12.526      $13.355         213
                                                                                   2007       $13.355      $17.825       6,005
                                                                                   2008       $17.825       $9.698      14,617
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.204       3,432
                                                                                   2005       $11.204      $12.042      16,349
                                                                                   2006       $12.042      $13.538      19,740
                                                                                   2007       $13.538      $14.173      18,073
                                                                                   2008       $14.173       $9.984      15,967

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.239       2,903
                                                                                   2005       $11.239      $12.180      11,212
                                                                                   2006       $12.180      $13.182      13,239
                                                                                   2007       $13.182      $13.667      11,419
                                                                                   2008       $13.667       $8.513       9,818
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.903           0
                                                                                   2006       $10.903      $12.982       1,608
                                                                                   2007       $12.982      $11.907       1,499
                                                                                   2008       $11.907       $7.454      10,377
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.234         163
                                                                                   2005       $10.234      $10.371       1,901
                                                                                   2006       $10.371      $11.944       2,011
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.776       8,342
                                                                                   2005       $10.776      $10.902      15,092
                                                                                   2006       $10.902      $11.754      19,469
                                                                                   2007       $11.754      $11.444      14,125
                                                                                   2008       $11.444       $7.728       9,826
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.330         400
                                                                                   2005       $10.330      $10.692         413
                                                                                   2006       $10.692      $12.302       1,697
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.558       1,028
                                                                                   2005       $10.558      $10.528       3,630
                                                                                   2006       $10.528      $11.314       6,054
                                                                                   2007       $11.314      $11.223       6,119
                                                                                   2008       $11.223       $7.822       3,240
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.379         695
                                                                                   2005       $10.379      $10.570      10,095
                                                                                   2006       $10.570      $11.082       9,597
                                                                                   2007       $11.082      $12.019       3,695
                                                                                   2008       $12.019       $7.400       3,867

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.715           0
                                                                                   2005       $10.715      $11.205         246
                                                                                   2006       $11.205      $12.337         303
                                                                                   2007       $12.337      $13.261         289
                                                                                   2008       $13.261       $8.647         343
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.857         517
                                                                                   2005        $9.857      $10.116         497
                                                                                   2006       $10.116      $11.162         501
                                                                                   2007       $11.162      $11.149         497
                                                                                   2008       $11.149       $6.588         499
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.689         801
                                                                                   2005       $10.689      $10.715       3,566
                                                                                   2006       $10.715      $11.686       7,359
                                                                                   2007       $11.686      $11.865       6,747
                                                                                   2008       $11.865       $9.005       2,180
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.077         793
                                                                                   2005       $11.077      $11.523       1,399
                                                                                   2006       $11.523      $13.567         898
                                                                                   2007       $13.567      $14.260         797
                                                                                   2008       $14.260       $9.370         661
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.647           0
                                                                                   2006       $11.647      $11.687      11,485
                                                                                   2007       $11.687      $12.106       9,302
                                                                                   2008       $12.106       $6.007       7,330
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.291       4,883
                                                                                   2005       $11.291      $12.583       5,282
                                                                                   2006       $12.583      $14.429       8,245
                                                                                   2007       $14.429      $14.952       6,303
                                                                                   2008       $14.952       $8.716       5,588
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.224       3,899
                                                                                   2005       $11.224      $12.032       9,779
                                                                                   2006       $12.032      $13.480      12,150
                                                                                   2007       $13.480      $12.985      10,609
                                                                                   2008       $12.985       $7.864       8,715

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.291       2,546
                                                                                   2005       $10.291      $10.572      10,061
                                                                                   2006       $10.572      $10.556      11,417
                                                                                   2007       $10.556      $10.687       8,324
                                                                                   2008       $10.687      $10.192       6,546
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.872       3,562
                                                                                   2005        $9.872       $9.912       5,232
                                                                                   2006        $9.912      $10.132       4,492
                                                                                   2007       $10.132      $10.381      27,322
                                                                                   2008       $10.381      $10.370      18,607
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.503       9,230
                                                                                   2005       $10.503      $10.476      16,860
                                                                                   2006       $10.476      $10.308      14,230
                                                                                   2007       $10.308      $11.146      14,218
                                                                                   2008       $11.146      $10.123      13,770
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.193       5,689
                                                                                   2005       $10.193      $10.202      10,588
                                                                                   2006       $10.202      $10.352      16,018
                                                                                   2007       $10.352      $10.999      18,254
                                                                                   2008       $10.999      $11.264      18,123
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.735         657
                                                                                   2005       $10.735      $10.776         679
                                                                                   2006       $10.776      $11.666         684
                                                                                   2007       $11.666      $10.891         673
                                                                                   2008       $10.891       $7.322         599
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.130       2,406
                                                                                   2005       $11.130      $10.383       9,350
                                                                                   2006       $10.383      $11.298      10,310
                                                                                   2007       $11.298      $11.735       8,637
                                                                                   2008       $11.735      $10.599           0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.506         504
                                                                                   2005       $10.506      $11.673         814
                                                                                   2006       $11.673      $12.703         892
                                                                                   2007       $12.703      $15.232         408
                                                                                   2008       $15.232       $8.819       1,431

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.398       5,438
                                                                                   2005       $10.398      $10.732      15,118
                                                                                   2006       $10.732      $11.464      19,421
                                                                                   2007       $11.464      $12.598      11,074
                                                                                   2008       $12.598       $7.058      10,952
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.009       8,200
                                                                                   2005       $11.009      $11.154      24,548
                                                                                   2006       $11.154      $12.930      25,487
                                                                                   2007       $12.930      $13.014      18,070
                                                                                   2008       $13.014       $8.103      17,220
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.830       2,494
                                                                                   2005        $9.830       $9.625       3,085
                                                                                   2006        $9.625      $10.218       3,109
                                                                                   2007       $10.218      $10.386       3,775
                                                                                   2008       $10.386       $8.818       2,587
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.000       1,504
                                                                                   2005       $12.000      $15.476       2,671
                                                                                   2006       $15.476      $21.093      61,578
                                                                                   2007       $21.093      $28.356       1,887
                                                                                   2008       $28.356       $9.756       2,425
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.346         137
                                                                                   2005       $12.346      $18.296         463
                                                                                   2006       $18.296      $22.255       2,912
                                                                                   2007       $22.255      $31.601       1,702
                                                                                   2008       $31.601      $16.633         759
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.014         636
                                                                                   2005       $11.014      $11.958       1,055
                                                                                   2006       $11.958      $12.258       1,123
                                                                                   2007       $12.258      $14.083       1,025
                                                                                   2008       $14.083       $7.314       1,261
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.098         109
                                                                                   2005       $10.098      $10.190         112
                                                                                   2006       $10.190      $10.265         442
                                                                                   2007       $10.265      $10.732         590
                                                                                   2008       $10.732      $10.643       1,909

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.986       2,644
                                                                                   2005       $10.986      $11.777      13,897
                                                                                   2006       $11.777      $13.345      14,963
                                                                                   2007       $13.345      $13.366       8,886
                                                                                   2008       $13.366       $8.852       7,906
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.292           0
                                                                                   2005       $10.292      $11.613           0
                                                                                   2006       $11.613      $11.779           0
                                                                                   2007       $11.779      $13.999           0
                                                                                   2008       $13.999       $6.927           0
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.740         922
                                                                                   2005       $12.740      $14.533       8,446
                                                                                   2006       $14.533      $19.549       8,865
                                                                                   2007       $19.549      $15.798       8,682
                                                                                   2008       $15.798       $9.560       7,669
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.446       1,968
                                                                                   2008        $9.446       $5.853       1,197
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.685       2,118
                                                                                   2008        $9.685       $6.091       1,880
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.745       1,022



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

      CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*
      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.681         673
                                                                                   2005       $10.681      $11.036       2,107
                                                                                   2006       $11.036      $12.215       2,063
                                                                                   2007       $12.215      $12.133       1,847
                                                                                   2008       $12.133       $5.719       1,960
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.241           0
                                                                                   2005       $10.241      $10.898         128
                                                                                   2006       $10.898      $11.328         458
                                                                                   2007       $11.328      $12.402         125
                                                                                   2008       $12.402       $6.973         935
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.752       2,670
                                                                                   2007       $10.752      $11.366       1,963
                                                                                   2008       $11.366       $7.761       1,752
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.923       1,580
                                                                                   2005       $10.923      $11.483       1,880
                                                                                   2006       $11.483      $12.490       3,197
                                                                                   2007       $12.490      $13.375       2,922
                                                                                   2008       $13.375       $9.348      11,043
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.042         711
                                                                                   2005       $10.042      $10.995       2,125
                                                                                   2006       $10.995      $11.304       3,717
                                                                                   2007       $11.304      $13.251       2,620
                                                                                   2008       $13.251       $6.974       1,538

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.158         166
                                                                                   2005       $10.158      $11.364         155
                                                                                   2006       $11.364      $13.250       4,517
                                                                                   2007       $13.250      $17.293       4,281
                                                                                   2008       $17.293       $9.276         892
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.564       6,342
                                                                                   2005       $10.564      $11.341      19,808
                                                                                   2006       $11.341      $12.214      23,196
                                                                                   2007       $12.214      $15.711      16,263
                                                                                   2008       $15.711       $6.394      14,268
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.155       3,320
                                                                                   2005       $10.155      $10.329       2,469
                                                                                   2006       $10.329      $10.846         685
                                                                                   2007       $10.846      $12.240         680
                                                                                   2008       $12.240       $8.528       1,658
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.321       8,974
                                                                                   2005       $11.321      $12.942      27,262
                                                                                   2006       $12.942      $14.134      33,066
                                                                                   2007       $14.134      $16.247      27,583
                                                                                   2008       $16.247       $9.124      18,431
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.775      12,245
                                                                                   2005       $10.775      $11.149      10,195
                                                                                   2006       $11.149      $13.104      11,111
                                                                                   2007       $13.104      $13.004       6,541
                                                                                   2008       $13.004       $7.287       7,705
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.750       2,760
                                                                                   2005        $9.750      $10.081       6,355
                                                                                   2006       $10.081      $10.529       5,469
                                                                                   2007       $10.529      $13.069       3,754
                                                                                   2008       $13.069       $6.748       4,688
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.604      13,720
                                                                                   2005       $10.604      $10.866      30,063
                                                                                   2006       $10.866      $12.293      27,918
                                                                                   2007       $12.293      $12.670      22,518
                                                                                   2008       $12.670       $7.803      32,912

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.154      13,913
                                                                                   2005       $10.154      $10.140      15,474
                                                                                   2006       $10.140      $10.349      17,406
                                                                                   2007       $10.349      $10.555      34,659
                                                                                   2008       $10.555       $9.986      33,831
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.905      12,850
                                                                                   2005        $9.905       $9.977      33,219
                                                                                   2006        $9.977      $10.230      30,594
                                                                                   2007       $10.230      $10.522      58,705
                                                                                   2008       $10.522      $10.597      31,819
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.866         771
                                                                                   2005       $10.866      $12.649      10,086
                                                                                   2006       $12.649      $14.600      11,504
                                                                                   2007       $14.600      $16.746       7,791
                                                                                   2008       $16.746       $9.197       8,612
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.561           0
                                                                                   2005       $10.561      $11.143         139
                                                                                   2006       $11.143      $12.059         766
                                                                                   2007       $12.059      $13.032         136
                                                                                   2008       $13.032      $10.720         725
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.249       4,924
                                                                                   2005       $11.249      $11.712       4,923
                                                                                   2006       $11.712      $13.552       5,597
                                                                                   2007       $13.552      $15.703       1,390
                                                                                   2008       $15.703      $14.747           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.422           0
                                                                                   2005       $11.422      $12.600       1,699
                                                                                   2006       $12.600      $13.474       7,523
                                                                                   2007       $13.474      $18.040      11,663
                                                                                   2008       $18.040       $9.845       2,019
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.235       1,536
                                                                                   2005       $11.235      $12.112      12,439
                                                                                   2006       $12.112      $13.659      14,131
                                                                                   2007       $13.659      $14.344      12,674
                                                                                   2008       $14.344      $10.136      25,459

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.271           0
                                                                                   2005       $11.271      $12.251         373
                                                                                   2006       $12.251      $13.300         573
                                                                                   2007       $13.300      $13.832         198
                                                                                   2008       $13.832       $8.642       1,677
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.925       1,895
                                                                                   2006       $10.925      $13.049       2,029
                                                                                   2007       $13.049      $12.005       1,285
                                                                                   2008       $12.005       $7.539         435
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.262         971
                                                                                   2005       $10.262      $10.432           0
                                                                                   2006       $10.432      $12.051         554
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.806       8,397
                                                                                   2005       $10.806      $10.966      14,725
                                                                                   2006       $10.966      $11.859      29,666
                                                                                   2007       $11.859      $11.582      13,040
                                                                                   2008       $11.582       $7.845      12,802
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.359           0
                                                                                   2005       $10.359      $10.755         470
                                                                                   2006       $10.755      $12.412         892
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.588       3,977
                                                                                   2005       $10.588      $10.589       4,887
                                                                                   2006       $10.589      $11.415      14,188
                                                                                   2007       $11.415      $11.358       3,582
                                                                                   2008       $11.358       $7.940       2,974
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.408           0
                                                                                   2005       $10.408      $10.632       4,112
                                                                                   2006       $10.632      $11.181       4,568
                                                                                   2007       $11.181      $12.164       2,898
                                                                                   2008       $12.164       $7.512       5,811

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.745           0
                                                                                   2005       $10.745      $11.270         459
                                                                                   2006       $11.270      $12.447         378
                                                                                   2007       $12.447      $13.421         142
                                                                                   2008       $13.421       $8.779       2,817
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.885         791
                                                                                   2005        $9.885      $10.175         544
                                                                                   2006       $10.175      $11.262         369
                                                                                   2007       $11.262      $11.284         356
                                                                                   2008       $11.284       $6.688       1,390
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.719       4,193
                                                                                   2005       $10.719      $10.778       5,134
                                                                                   2006       $10.778      $11.791       7,274
                                                                                   2007       $11.791      $12.008       5,554
                                                                                   2008       $12.008       $9.141       6,555
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.108         943
                                                                                   2005       $11.108      $11.590       2,510
                                                                                   2006       $11.590      $13.688       3,711
                                                                                   2007       $13.688      $14.432       3,041
                                                                                   2008       $14.432       $9.512       6,545
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.671         417
                                                                                   2006       $11.671      $11.747       5,019
                                                                                   2007       $11.747      $12.206       2,120
                                                                                   2008       $12.206       $6.075          87
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.322       4,356
                                                                                   2005       $11.322      $12.656       5,459
                                                                                   2006       $12.656      $14.558       6,829
                                                                                   2007       $14.558      $15.133       3,984
                                                                                   2008       $15.133       $8.849       5,618
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.256       5,298
                                                                                   2005       $11.256      $12.103      19,667
                                                                                   2006       $12.103      $13.600      32,628
                                                                                   2007       $13.600      $13.141      16,955
                                                                                   2008       $13.141       $7.984      18,988

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.319           0
                                                                                   2005       $10.319      $10.634       5,310
                                                                                   2006       $10.634      $10.650      10,289
                                                                                   2007       $10.650      $10.816       5,960
                                                                                   2008       $10.816      $10.347       9,844
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.899       1,642
                                                                                   2005        $9.899       $9.970      18,027
                                                                                   2006        $9.970      $10.222       5,651
                                                                                   2007       $10.222      $10.506       2,581
                                                                                   2008       $10.506      $10.528      22,117
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.533      14,939
                                                                                   2005       $10.533      $10.538      23,913
                                                                                   2006       $10.538      $10.401      26,542
                                                                                   2007       $10.401      $11.280       9,115
                                                                                   2008       $11.280      $10.276      11,204
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.221       2,544
                                                                                   2005       $10.221      $10.262       9,506
                                                                                   2006       $10.262      $10.445      31,675
                                                                                   2007       $10.445      $11.132      16,486
                                                                                   2008       $11.132      $11.435      42,191
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.757           0
                                                                                   2005       $10.757      $10.831           0
                                                                                   2006       $10.831      $11.762           0
                                                                                   2007       $11.762      $11.014           0
                                                                                   2008       $11.014       $7.428       1,863
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.162       6,146
                                                                                   2005       $11.162      $10.444       5,963
                                                                                   2006       $10.444      $11.399       4,133
                                                                                   2007       $11.399      $11.876         662
                                                                                   2008       $11.876      $10.728           0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.535           0
                                                                                   2005       $10.535      $11.741       2,718
                                                                                   2006       $11.741      $12.817       5,108
                                                                                   2007       $12.817      $15.416       1,454
                                                                                   2008       $15.416       $8.953       1,059

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.427         812
                                                                                   2005       $10.427      $10.795       7,799
                                                                                   2006       $10.795      $11.567      11,606
                                                                                   2007       $11.567      $12.750       8,278
                                                                                   2008       $12.750       $7.165      18,276
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.039       4,165
                                                                                   2005       $11.039      $11.219      36,088
                                                                                   2006       $11.219      $13.046      47,715
                                                                                   2007       $13.046      $13.171      30,708
                                                                                   2008       $13.171       $8.226      15,396
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.858           0
                                                                                   2005        $9.858       $9.681         419
                                                                                   2006        $9.681      $10.309         329
                                                                                   2007       $10.309      $10.511          90
                                                                                   2008       $10.511       $8.952         551
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.033         840
                                                                                   2005       $12.033      $15.567       5,085
                                                                                   2006       $15.567      $21.281       4,699
                                                                                   2007       $21.281      $28.698       2,539
                                                                                   2008       $28.698       $9.905       1,306
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.380           0
                                                                                   2005       $12.380      $18.403       5,352
                                                                                   2006       $18.403      $22.454       9,502
                                                                                   2007       $22.454      $31.982       5,004
                                                                                   2008       $31.982      $16.885       1,656
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.045           0
                                                                                   2005       $11.045      $12.028         426
                                                                                   2006       $12.028      $12.368           0
                                                                                   2007       $12.368      $14.253           0
                                                                                   2008       $14.253       $7.425           0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.126       5,053
                                                                                   2005       $10.126      $10.249       7,045
                                                                                   2006       $10.249      $10.357       6,647
                                                                                   2007       $10.357      $10.861       4,330
                                                                                   2008       $10.861      $10.805       2,287
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.017       2,434
                                                                                   2005       $11.017      $11.846       6,892
                                                                                   2006       $11.846      $13.465       5,866
                                                                                   2007       $13.465      $13.527       4,258
                                                                                   2008       $13.527       $8.986       8,195
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.321           0
                                                                                   2005       $10.321      $11.681       1,716
                                                                                   2006       $11.681      $11.884       1,978
                                                                                   2007       $11.884      $14.168       1,066
                                                                                   2008       $14.168       $7.033         639
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.776       8,624
                                                                                   2005       $12.776      $14.618      19,150
                                                                                   2006       $14.618      $19.724      46,931
                                                                                   2007       $19.724      $15.989      21,887
                                                                                   2008       $15.989       $9.705      28,148
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.466         698
                                                                                   2008        $9.466       $5.883           0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.705         839
                                                                                   2008        $9.705       $6.123         764
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.848       1,470



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

               with MAV (& with/without SPB and with/without ABR)

                            Mortality & Expense = 1.9

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.676            0
                                                                                   2005       $10.676      $11.025            0
                                                                                   2006       $11.025      $12.197            0
                                                                                   2007       $12.197      $12.109            0
                                                                                   2008       $12.109       $5.704       12,250
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.236        2,411
                                                                                   2005       $10.236      $10.887        2,032
                                                                                   2006       $10.887      $11.311        1,740
                                                                                   2007       $11.311      $12.377            0
                                                                                   2008       $12.377       $6.956          778
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.748            0
                                                                                   2007       $10.748      $11.356            0
                                                                                   2008       $11.356       $7.750          699
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.918          633
                                                                                   2005       $10.918      $11.472          633
                                                                                   2006       $11.472      $12.471          608
                                                                                   2007       $12.471      $13.348          552
                                                                                   2008       $13.348       $9.325       16,857
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.037            0
                                                                                   2005       $10.037      $10.984            0
                                                                                   2006       $10.984      $11.287            0
                                                                                   2007       $11.287      $13.225            0
                                                                                   2008       $13.225       $6.957        3,946

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.153            0
                                                                                   2005       $10.153      $11.353            0
                                                                                   2006       $11.353      $13.230            0
                                                                                   2007       $13.230      $17.259            0
                                                                                   2008       $17.259       $9.253        4,939
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.559          703
                                                                                   2005       $10.559      $11.330        1,039
                                                                                   2006       $11.330      $12.196          687
                                                                                   2007       $12.196      $15.680          685
                                                                                   2008       $15.680       $6.378        7,069
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.151        1,503
                                                                                   2005       $10.151      $10.319        1,104
                                                                                   2006       $10.319      $10.829          819
                                                                                   2007       $10.829      $12.216          703
                                                                                   2008       $12.216       $8.506       10,597
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.316        3,034
                                                                                   2005       $11.316      $12.930        2,646
                                                                                   2006       $12.930      $14.113        2,345
                                                                                   2007       $14.113      $16.214        3,577
                                                                                   2008       $16.214       $9.101       28,684
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.770        3,148
                                                                                   2005       $10.770      $11.138        2,747
                                                                                   2006       $11.138      $13.084        2,436
                                                                                   2007       $13.084      $12.978          732
                                                                                   2008       $12.978       $7.269       14,731
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.745          692
                                                                                   2005        $9.745      $10.071          692
                                                                                   2006       $10.071      $10.514          665
                                                                                   2007       $10.514      $13.043          602
                                                                                   2008       $13.043       $6.731       16,962
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.599        2,333
                                                                                   2005       $10.599      $10.855        1,960
                                                                                   2006       $10.855      $12.275        1,674
                                                                                   2007       $12.275      $12.645        1,557
                                                                                   2008       $12.645       $7.783       23,795

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.149        3,152
                                                                                   2005       $10.149      $10.130        2,755
                                                                                   2006       $10.130      $10.334        2,446
                                                                                   2007       $10.334      $10.534        2,274
                                                                                   2008       $10.534       $9.961       18,708
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.901        3,148
                                                                                   2005        $9.901       $9.968        2,760
                                                                                   2006        $9.968      $10.215        2,458
                                                                                   2007       $10.215      $10.501        2,287
                                                                                   2008       $10.501      $10.570       20,703
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.861          199
                                                                                   2005       $10.861      $12.637          169
                                                                                   2006       $12.637      $14.579          169
                                                                                   2007       $14.579      $16.713          169
                                                                                   2008       $16.713       $9.174       11,572
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.556            0
                                                                                   2005       $10.556      $11.133           19
                                                                                   2006       $11.133      $12.041           19
                                                                                   2007       $12.041      $13.006           19
                                                                                   2008       $13.006      $10.693        3,192
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.244            0
                                                                                   2005       $11.244      $11.701            0
                                                                                   2006       $11.701      $13.532            0
                                                                                   2007       $13.532      $15.672            0
                                                                                   2008       $15.672      $14.715            0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.417            0
                                                                                   2005       $11.417      $12.587            0
                                                                                   2006       $12.587      $13.454            0
                                                                                   2007       $13.454      $18.004            0
                                                                                   2008       $18.004       $9.821       13,194
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.230            0
                                                                                   2005       $11.230      $12.101            0
                                                                                   2006       $12.101      $13.639            0
                                                                                   2007       $13.639      $14.316            0
                                                                                   2008       $14.316      $10.110       13,049

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.266            0
                                                                                   2005       $11.266      $12.240            0
                                                                                   2006       $12.240      $13.281            0
                                                                                   2007       $13.281      $13.804            0
                                                                                   2008       $13.804       $8.621       12,292
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.921            0
                                                                                   2006       $10.921      $13.038          659
                                                                                   2007       $13.038      $11.989            0
                                                                                   2008       $11.989       $7.525        4,642
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.258            0
                                                                                   2005       $10.258      $10.422            0
                                                                                   2006       $10.422      $12.033            0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.801        1,315
                                                                                   2005       $10.801      $10.955          960
                                                                                   2006       $10.955      $11.841          673
                                                                                   2007       $11.841      $11.559          556
                                                                                   2008       $11.559       $7.825       16,131
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.354            0
                                                                                   2005       $10.354      $10.745            0
                                                                                   2006       $10.745      $12.393            0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.583        1,621
                                                                                   2005       $10.583      $10.579        1,603
                                                                                   2006       $10.579      $11.398        1,579
                                                                                   2007       $11.398      $11.335        1,523
                                                                                   2008       $11.335       $7.921       11,168
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.404            0
                                                                                   2005       $10.404      $10.622            0
                                                                                   2006       $10.622      $11.165            0
                                                                                   2007       $11.165      $12.140            0
                                                                                   2008       $12.140       $7.493        4,412

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.740            0
                                                                                   2005       $10.740      $11.259            0
                                                                                   2006       $11.259      $12.429            0
                                                                                   2007       $12.429      $13.394            0
                                                                                   2008       $13.394       $8.757        5,233
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.880            0
                                                                                   2005        $9.880      $10.165            0
                                                                                   2006       $10.165      $11.245            0
                                                                                   2007       $11.245      $11.261            0
                                                                                   2008       $11.261       $6.671        6,557
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.714          190
                                                                                   2005       $10.714      $10.767          161
                                                                                   2006       $10.767      $11.773          161
                                                                                   2007       $11.773      $11.984          161
                                                                                   2008       $11.984       $9.118       18,184
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.103            0
                                                                                   2005       $11.103      $11.579            0
                                                                                   2006       $11.579      $13.668            0
                                                                                   2007       $13.668      $14.403            0
                                                                                   2008       $14.403       $9.488        4,064
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.667            0
                                                                                   2006       $11.667      $11.737            0
                                                                                   2007       $11.737      $12.189            0
                                                                                   2008       $12.189       $6.063            0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.317            0
                                                                                   2005       $11.317      $12.644            0
                                                                                   2006       $12.644      $14.536            0
                                                                                   2007       $14.536      $15.102            0
                                                                                   2008       $15.102       $8.826       20,906
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.250        1,855
                                                                                   2005       $11.250      $12.091        1,806
                                                                                   2006       $12.091      $13.580        1,780
                                                                                   2007       $13.580      $13.115          191
                                                                                   2008       $13.115       $7.964       18,816

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.315            0
                                                                                   2005       $10.315      $10.624            0
                                                                                   2006       $10.624      $10.635            0
                                                                                   2007       $10.635      $10.794            0
                                                                                   2008       $10.794      $10.321       11,021
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.895            0
                                                                                   2005        $9.895       $9.960            0
                                                                                   2006        $9.960      $10.207            0
                                                                                   2007       $10.207      $10.485            0
                                                                                   2008       $10.485      $10.501       25,951
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.528            0
                                                                                   2005       $10.528      $10.528            0
                                                                                   2006       $10.528      $10.385            0
                                                                                   2007       $10.385      $11.258            0
                                                                                   2008       $11.258      $10.251      121,212
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.216            0
                                                                                   2005       $10.216      $10.252            0
                                                                                   2006       $10.252      $10.429            0
                                                                                   2007       $10.429      $11.110            0
                                                                                   2008       $11.110      $11.407       69,955
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.754            0
                                                                                   2005       $10.754      $10.822            0
                                                                                   2006       $10.822      $11.746            0
                                                                                   2007       $11.746      $10.993            0
                                                                                   2008       $10.993       $7.410        2,774
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.156            0
                                                                                   2005       $11.156      $10.433            0
                                                                                   2006       $10.433      $11.382            0
                                                                                   2007       $11.382      $11.853            0
                                                                                   2008       $11.853      $10.706            0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.530            0
                                                                                   2005       $10.530      $11.730            0
                                                                                   2006       $11.730      $12.798            0
                                                                                   2007       $12.798      $15.385            0
                                                                                   2008       $15.385       $8.931        1,114

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.422          197
                                                                                   2005       $10.422      $10.785          167
                                                                                   2006       $10.785      $11.550          167
                                                                                   2007       $11.550      $12.725          167
                                                                                   2008       $12.725       $7.148       19,376
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.034            0
                                                                                   2005       $11.034      $11.208            0
                                                                                   2006       $11.208      $13.026            0
                                                                                   2007       $13.026      $13.145            0
                                                                                   2008       $13.145       $8.206       36,500
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.853        1,559
                                                                                   2005        $9.853       $9.672        1,559
                                                                                   2006        $9.672      $10.294            0
                                                                                   2007       $10.294      $10.490            0
                                                                                   2008       $10.490       $8.929        1,438
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.027          822
                                                                                   2005       $12.027      $15.552          427
                                                                                   2006       $15.552      $21.250          124
                                                                                   2007       $21.250      $28.641            0
                                                                                   2008       $28.641       $9.880        4,980
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.375            0
                                                                                   2005       $12.375      $18.385            0
                                                                                   2006       $18.385      $22.421            0
                                                                                   2007       $22.421      $31.918            0
                                                                                   2008       $31.918      $16.843       10,186
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.040            0
                                                                                   2005       $11.040      $12.016            0
                                                                                   2006       $12.016      $12.350            0
                                                                                   2007       $12.350      $14.224            0
                                                                                   2008       $14.224       $7.407        1,437
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.122          537
                                                                                   2005       $10.122      $10.239          557
                                                                                   2006       $10.239      $10.342          557
                                                                                   2007       $10.342      $10.839          557
                                                                                   2008       $10.839      $10.778        5,873

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.011          122
                                                                                   2005       $11.011      $11.835          104
                                                                                   2006       $11.835      $13.445           79
                                                                                   2007       $13.445      $13.500           22
                                                                                   2008       $13.500       $8.964       17,848
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.316            0
                                                                                   2005       $10.316      $11.669            0
                                                                                   2006       $11.669      $11.866            0
                                                                                   2007       $11.866      $14.140            0
                                                                                   2008       $14.140       $7.015        2,023
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.770        3,041
                                                                                   2005       $12.770      $14.604        2,613
                                                                                   2006       $14.604      $19.695        2,755
                                                                                   2007       $19.695      $15.957          720
                                                                                   2008       $15.957       $9.681       24,317
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.463            0
                                                                                   2008        $9.463       $5.878          448
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.702            0
                                                                                   2008        $9.702       $6.117        7,386
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.830        1,406



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 1.95

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.671          684
                                                                                   2005       $10.671      $11.014        1,767
                                                                                   2006       $11.014      $12.179        1,679
                                                                                   2007       $12.179      $12.085        1,565
                                                                                   2008       $12.085       $5.690        5,172
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.232          293
                                                                                   2005       $10.232      $10.877          489
                                                                                   2006       $10.877      $11.294          418
                                                                                   2007       $11.294      $12.353          584
                                                                                   2008       $12.353       $6.938          142
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.745        1,275
                                                                                   2007       $10.745      $11.347        1,049
                                                                                   2008       $11.347       $7.740        4,163
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.913          706
                                                                                   2005       $10.913      $11.461        1,535
                                                                                   2006       $11.461      $12.453        1,485
                                                                                   2007       $12.453      $13.322        1,085
                                                                                   2008       $13.322       $9.301        5,011
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.033          124
                                                                                   2005       $10.033      $10.974          124
                                                                                   2006       $10.974      $11.270          124
                                                                                   2007       $11.270      $13.199          124
                                                                                   2008       $13.199       $6.939        1,813

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.148          248
                                                                                   2005       $10.148      $11.342          255
                                                                                   2006       $11.342      $13.210          160
                                                                                   2007       $13.210      $17.224          160
                                                                                   2008       $17.224       $9.229        2,212
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.554        2,167
                                                                                   2005       $10.554      $11.319        2,375
                                                                                   2006       $11.319      $12.177          538
                                                                                   2007       $12.177      $15.648          519
                                                                                   2008       $15.648       $6.362        6,222
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.146          684
                                                                                   2005       $10.146      $10.309        2,292
                                                                                   2006       $10.309      $10.813       11,517
                                                                                   2007       $10.813      $12.191        1,718
                                                                                   2008       $12.191       $8.485        5,702
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.311        1,813
                                                                                   2005       $11.311      $12.917        2,442
                                                                                   2006       $12.917      $14.092        1,477
                                                                                   2007       $14.092      $16.182        1,239
                                                                                   2008       $16.182       $9.079        8,088
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.765        3,217
                                                                                   2005       $10.765      $11.127        3,097
                                                                                   2006       $11.127      $13.065        3,614
                                                                                   2007       $13.065      $12.952        3,192
                                                                                   2008       $12.952       $7.251        8,265
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.741          355
                                                                                   2005        $9.741      $10.062          147
                                                                                   2006       $10.062      $10.498          147
                                                                                   2007       $10.498      $13.016          147
                                                                                   2008       $13.016       $6.714        2,303
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.594        2,764
                                                                                   2005       $10.594      $10.845        3,185
                                                                                   2006       $10.845      $12.257        3,797
                                                                                   2007       $12.257      $12.620        1,000
                                                                                   2008       $12.620       $7.764       12,992

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.145        1,377
                                                                                   2005       $10.145      $10.120        1,979
                                                                                   2006       $10.120      $10.318        3,566
                                                                                   2007       $10.318      $10.513        2,552
                                                                                   2008       $10.513       $9.936        8,137
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.896            0
                                                                                   2005        $9.896       $9.958       30,383
                                                                                   2006        $9.958      $10.200       13,269
                                                                                   2007       $10.200      $10.480        2,402
                                                                                   2008       $10.480      $10.544       32,210
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.856          285
                                                                                   2005       $10.856      $12.625        1,169
                                                                                   2006       $12.625      $14.557        2,017
                                                                                   2007       $14.557      $16.680        1,679
                                                                                   2008       $16.680       $9.151        4,791
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.551        2,201
                                                                                   2005       $10.551      $11.122        5,025
                                                                                   2006       $11.122      $12.023        2,920
                                                                                   2007       $12.023      $12.980        2,821
                                                                                   2008       $12.980      $10.666        7,141
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.239          149
                                                                                   2005       $11.239      $11.690          149
                                                                                   2006       $11.690      $13.512          149
                                                                                   2007       $13.512      $15.641          149
                                                                                   2008       $15.641      $14.684            0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.411        1,393
                                                                                   2005       $11.411      $12.575        1,623
                                                                                   2006       $12.575      $13.434        1,152
                                                                                   2007       $13.434      $17.968          840
                                                                                   2008       $17.968       $9.796          866
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.225          149
                                                                                   2005       $11.225      $12.089          978
                                                                                   2006       $12.089      $13.619          980
                                                                                   2007       $13.619      $14.287          980
                                                                                   2008       $14.287      $10.085        7,350

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.260        1,336
                                                                                   2005       $11.260      $12.228        2,512
                                                                                   2006       $12.228      $13.261        2,342
                                                                                   2007       $13.261      $13.777        1,791
                                                                                   2008       $13.777       $8.599          577
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.918            0
                                                                                   2006       $10.918      $13.027          329
                                                                                   2007       $13.027      $11.972          271
                                                                                   2008       $11.972       $7.511        1,246
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.253          290
                                                                                   2005       $10.253      $10.411        1,472
                                                                                   2006       $10.411      $12.016        1,401
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.796          976
                                                                                   2005       $10.796      $10.944        3,533
                                                                                   2006       $10.944      $11.824        5,058
                                                                                   2007       $11.824      $11.536        4,694
                                                                                   2008       $11.536       $7.806        5,887
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.349          428
                                                                                   2005       $10.349      $10.734          938
                                                                                   2006       $10.734      $12.375          539
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.578        2,069
                                                                                   2005       $10.578      $10.569        2,843
                                                                                   2006       $10.569      $11.382        2,300
                                                                                   2007       $11.382      $11.313        1,561
                                                                                   2008       $11.313       $7.901        6,496
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.399            0
                                                                                   2005       $10.399      $10.611          497
                                                                                   2006       $10.611      $11.148        1,599
                                                                                   2007       $11.148      $12.116        1,304
                                                                                   2008       $12.116       $7.475        3,472

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.735            0
                                                                                   2005       $10.735      $11.248            0
                                                                                   2006       $11.248      $12.411            0
                                                                                   2007       $12.411      $13.367            0
                                                                                   2008       $13.367       $8.735          791
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.876            0
                                                                                   2005        $9.876      $10.155          648
                                                                                   2006       $10.155      $11.228          648
                                                                                   2007       $11.228      $11.239          648
                                                                                   2008       $11.239       $6.654        1,853
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.709        1,946
                                                                                   2005       $10.709      $10.757        5,018
                                                                                   2006       $10.757      $11.756        4,464
                                                                                   2007       $11.756      $11.960        3,946
                                                                                   2008       $11.960       $9.095       12,294
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.097          131
                                                                                   2005       $11.097      $11.568          611
                                                                                   2006       $11.568      $13.648          611
                                                                                   2007       $13.648      $14.374          611
                                                                                   2008       $14.374       $9.464        1,222
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.663            0
                                                                                   2006       $11.663      $11.727            0
                                                                                   2007       $11.727      $12.172            0
                                                                                   2008       $12.172       $6.052          684
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.312        1,981
                                                                                   2005       $11.312      $12.632        3,331
                                                                                   2006       $12.632      $14.515        1,350
                                                                                   2007       $14.515      $15.072        1,321
                                                                                   2008       $15.072       $8.804        5,985
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.245        4,071
                                                                                   2005       $11.245      $12.079        5,235
                                                                                   2006       $12.079      $13.560        1,896
                                                                                   2007       $13.560      $13.089        1,454
                                                                                   2008       $13.089       $7.944        5,504

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.310            0
                                                                                   2005       $10.310      $10.614            0
                                                                                   2006       $10.614      $10.619        1,711
                                                                                   2007       $10.619      $10.772        1,064
                                                                                   2008       $10.772      $10.295        1,059
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.890            0
                                                                                   2005        $9.890       $9.951        2,680
                                                                                   2006        $9.951      $10.192        2,875
                                                                                   2007       $10.192      $10.464        4,107
                                                                                   2008       $10.464      $10.475       33,726
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.523          924
                                                                                   2005       $10.523      $10.517        1,841
                                                                                   2006       $10.517      $10.370        2,597
                                                                                   2007       $10.370      $11.235        2,541
                                                                                   2008       $11.235      $10.225        6,340
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.212        1,553
                                                                                   2005       $10.212      $10.242        2,136
                                                                                   2006       $10.242      $10.414        5,114
                                                                                   2007       $10.414      $11.088        5,071
                                                                                   2008       $11.088      $11.378        6,794
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.750           94
                                                                                   2005       $10.750      $10.813        1,548
                                                                                   2006       $10.813      $11.730        1,548
                                                                                   2007       $11.730      $10.973        1,497
                                                                                   2008       $10.973       $7.393          997
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.151            0
                                                                                   2005       $11.151      $10.423            0
                                                                                   2006       $10.423      $11.365            0
                                                                                   2007       $11.365      $11.829            0
                                                                                   2008       $11.829      $10.685            0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.526            0
                                                                                   2005       $10.526      $11.718            0
                                                                                   2006       $11.718      $12.779          435
                                                                                   2007       $12.779      $15.355            0
                                                                                   2008       $15.355       $8.908            1

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.417        1,182
                                                                                   2005       $10.417      $10.774        2,830
                                                                                   2006       $10.774      $11.533        4,191
                                                                                   2007       $11.533      $12.699        3,370
                                                                                   2008       $12.699       $7.130        6,422
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.029        2,763
                                                                                   2005       $11.029      $11.197        3,621
                                                                                   2006       $11.197      $13.007        2,534
                                                                                   2007       $13.007      $13.118        2,398
                                                                                   2008       $13.118       $8.185       12,005
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.849        1,523
                                                                                   2005        $9.849       $9.662        2,732
                                                                                   2006        $9.662      $10.278        2,143
                                                                                   2007       $10.278      $10.469        1,735
                                                                                   2008       $10.469       $8.907          697
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.022            0
                                                                                   2005       $12.022      $15.536          401
                                                                                   2006       $15.536      $21.218          401
                                                                                   2007       $21.218      $28.584          401
                                                                                   2008       $28.584       $9.855        1,602
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.369          582
                                                                                   2005       $12.369      $18.368          884
                                                                                   2006       $18.368      $22.387          552
                                                                                   2007       $22.387      $31.855          549
                                                                                   2008       $31.855      $16.800        1,461
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.035          754
                                                                                   2005       $11.035      $12.004          931
                                                                                   2006       $12.004      $12.331          859
                                                                                   2007       $12.331      $14.196        1,006
                                                                                   2008       $14.196       $7.388          908

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.117          706
                                                                                   2005       $10.117      $10.229          929
                                                                                   2006       $10.229      $10.326          929
                                                                                   2007       $10.326      $10.818          896
                                                                                   2008       $10.818      $10.751        3,095
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $11.006          187
                                                                                   2005       $11.006      $11.823        2,147
                                                                                   2006       $11.823      $13.425        3,456
                                                                                   2007       $13.425      $13.473        3,317
                                                                                   2008       $13.473       $8.941       10,380
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.311          509
                                                                                   2005       $10.311      $11.658          509
                                                                                   2006       $11.658      $11.849          508
                                                                                   2007       $11.849      $14.111          508
                                                                                   2008       $14.111       $6.997        2,412
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.764        4,436
                                                                                   2005       $12.764      $14.590        8,945
                                                                                   2006       $14.590      $19.666        6,691
                                                                                   2007       $19.666      $15.925        5,850
                                                                                   2008       $15.925       $9.657        3,507
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.459        1,963
                                                                                   2008        $9.459       $5.873          157
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.698          673
                                                                                   2008        $9.698       $6.112           42
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.813        1,692



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.661           0
                                                                                   2005       $10.661      $10.993           0
                                                                                   2006       $10.993      $12.143           0
                                                                                   2007       $12.143      $12.037           0
                                                                                   2008       $12.037       $5.661       1,160
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.222           0
                                                                                   2005       $10.222      $10.856           0
                                                                                   2006       $10.856      $11.261           0
                                                                                   2007       $11.261      $12.303           0
                                                                                   2008       $12.303       $6.903           0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.737           0
                                                                                   2007       $10.737      $11.327           0
                                                                                   2008       $11.327       $7.719           0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.902           0
                                                                                   2005       $10.902      $11.438           0
                                                                                   2006       $11.438      $12.416           0
                                                                                   2007       $12.416      $13.269           0
                                                                                   2008       $13.269       $9.255           0
----------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.023           0
                                                                                   2005       $10.023      $10.952           0
                                                                                   2006       $10.952      $11.237           0
                                                                                   2007       $11.237      $13.146           0
                                                                                   2008       $13.146       $6.904           0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.139           0
                                                                                   2005       $10.139      $11.320           0
                                                                                   2006       $11.320      $13.171           0
                                                                                   2007       $13.171      $17.156           0
                                                                                   2008       $17.156       $9.183           0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.544           0
                                                                                   2005       $10.544      $11.297           0
                                                                                   2006       $11.297      $12.141           0
                                                                                   2007       $12.141      $15.586           0
                                                                                   2008       $15.586       $6.330         485
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.137           0
                                                                                   2005       $10.137      $10.289           0
                                                                                   2006       $10.289      $10.781           0
                                                                                   2007       $10.781      $12.143           0
                                                                                   2008       $12.143       $8.443           0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.300           0
                                                                                   2005       $11.300      $12.892       1,069
                                                                                   2006       $12.892      $14.051       1,064
                                                                                   2007       $14.051      $16.117         265
                                                                                   2008       $16.117       $9.033       1,139
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.755           0
                                                                                   2005       $10.755      $11.105         489
                                                                                   2006       $11.105      $13.026         487
                                                                                   2007       $13.026      $12.900         485
                                                                                   2008       $12.900       $7.215       2,090
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.732           0
                                                                                   2005        $9.732      $10.042           0
                                                                                   2006       $10.042      $10.467           0
                                                                                   2007       $10.467      $12.965           0
                                                                                   2008       $12.965       $6.681         260
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.584           0
                                                                                   2005       $10.584      $10.824           0
                                                                                   2006       $10.824      $12.221         438
                                                                                   2007       $12.221      $12.570         252
                                                                                   2008       $12.570       $7.725         864

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.135           0
                                                                                   2005       $10.135      $10.101           0
                                                                                   2006       $10.101      $10.288         260
                                                                                   2007       $10.288      $10.471         151
                                                                                   2008       $10.471       $9.886         113
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.887           0
                                                                                   2005        $9.887       $9.939           0
                                                                                   2006        $9.939      $10.170         526
                                                                                   2007       $10.170      $10.438         303
                                                                                   2008       $10.438      $10.491       3,361
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.845           0
                                                                                   2005       $10.845      $12.600         539
                                                                                   2006       $12.600      $14.514         720
                                                                                   2007       $14.514      $16.613         362
                                                                                   2008       $16.613       $9.105         790
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.542           0
                                                                                   2005       $10.542      $11.100           0
                                                                                   2006       $11.100      $11.987           0
                                                                                   2007       $11.987      $12.928           0
                                                                                   2008       $12.928      $10.613           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.228           0
                                                                                   2005       $11.228      $11.667         765
                                                                                   2006       $11.667      $13.472         761
                                                                                   2007       $13.472      $15.578         379
                                                                                   2008       $15.578      $14.620           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.401           0
                                                                                   2005       $11.401      $12.551         714
                                                                                   2006       $12.551      $13.394         711
                                                                                   2007       $13.394      $17.897         708
                                                                                   2008       $17.897       $9.747         704
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.214           0
                                                                                   2005       $11.214      $12.065         755
                                                                                   2006       $12.065      $13.578         948
                                                                                   2007       $13.578      $14.230         485
                                                                                   2008       $14.230      $10.035       1,088

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.250           0
                                                                                   2005       $11.250      $12.204           0
                                                                                   2006       $12.204      $13.222           0
                                                                                   2007       $13.222      $13.722           0
                                                                                   2008       $13.722       $8.556         703
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.910         412
                                                                                   2006       $10.910      $13.004         410
                                                                                   2007       $13.004      $11.939         204
                                                                                   2008       $11.939       $7.482         203
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.243           0
                                                                                   2005       $10.243      $10.391           0
                                                                                   2006       $10.391      $11.980           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.786           0
                                                                                   2005       $10.786      $10.923           0
                                                                                   2006       $10.923      $11.789         227
                                                                                   2007       $11.789      $11.490         138
                                                                                   2008       $11.490       $7.766       1,668
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.339           0
                                                                                   2005       $10.339      $10.713           0
                                                                                   2006       $10.713      $12.338           0
----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.568           0
                                                                                   2005       $10.568      $10.548         411
                                                                                   2006       $10.548      $11.348         409
                                                                                   2007       $11.348      $11.268         407
                                                                                   2008       $11.268       $7.861         405
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.389           0
                                                                                   2005       $10.389      $10.591           0
                                                                                   2006       $10.591      $11.115         481
                                                                                   2007       $11.115      $12.067         262
                                                                                   2008       $12.067       $7.437         409

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.725           0
                                                                                   2005       $10.725      $11.226           0
                                                                                   2006       $11.226      $12.374           0
                                                                                   2007       $12.374      $13.314           0
                                                                                   2008       $13.314       $8.691           0
----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.867           0
                                                                                   2005        $9.867      $10.136           0
                                                                                   2006       $10.136      $11.195           0
                                                                                   2007       $11.195      $11.194           0
                                                                                   2008       $11.194       $6.621           0
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.699           0
                                                                                   2005       $10.699      $10.736           0
                                                                                   2006       $10.736      $11.721           0
                                                                                   2007       $11.721      $11.913           0
                                                                                   2008       $11.913       $9.050         626
----------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.087           0
                                                                                   2005       $11.087      $11.545           0
                                                                                   2006       $11.545      $13.608           0
                                                                                   2007       $13.608      $14.317           0
                                                                                   2008       $14.317       $9.417          97
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.655         466
                                                                                   2006       $11.655      $11.707         464
                                                                                   2007       $11.707      $12.139         462
                                                                                   2008       $12.139       $6.029         460
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.301           0
                                                                                   2005       $11.301      $12.607           0
                                                                                   2006       $12.607      $14.472           0
                                                                                   2007       $14.472      $15.012           0
                                                                                   2008       $15.012       $8.760           0
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.235           0
                                                                                   2005       $11.235      $12.056         228
                                                                                   2006       $12.056      $13.520         424
                                                                                   2007       $13.520      $13.037         347
                                                                                   2008       $13.037       $7.904         371

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.300           0
                                                                                   2005       $10.300      $10.593         406
                                                                                   2006       $10.593      $10.588         657
                                                                                   2007       $10.588      $10.730         550
                                                                                   2008       $10.730      $10.243       1,199
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.881           0
                                                                                   2005        $9.881       $9.931           0
                                                                                   2006        $9.931      $10.162           0
                                                                                   2007       $10.162      $10.422           0
                                                                                   2008       $10.422      $10.423         567
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.513           0
                                                                                   2005       $10.513      $10.497         653
                                                                                   2006       $10.497      $10.339         908
                                                                                   2007       $10.339      $11.191         789
                                                                                   2008       $11.191      $10.174         753
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.202           0
                                                                                   2005       $10.202      $10.222           0
                                                                                   2006       $10.222      $10.383         258
                                                                                   2007       $10.383      $11.044         143
                                                                                   2008       $11.044      $11.321       2,301
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.742           0
                                                                                   2005       $10.742      $10.794           0
                                                                                   2006       $10.794      $11.698           0
                                                                                   2007       $11.698      $10.931           0
                                                                                   2008       $10.931       $7.357           0
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.141           0
                                                                                   2005       $11.141      $10.403           0
                                                                                   2006       $10.403      $11.332           0
                                                                                   2007       $11.332      $11.782           0
                                                                                   2008       $11.782      $10.642           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.516           0
                                                                                   2005       $10.516      $11.695           0
                                                                                   2006       $11.695      $12.741           0
                                                                                   2007       $12.741      $15.293           0
                                                                                   2008       $15.293       $8.864           0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.408           0
                                                                                   2005       $10.408      $10.753           0
                                                                                   2006       $10.753      $11.499         465
                                                                                   2007       $11.499      $12.649         250
                                                                                   2008       $12.649       $7.094         423
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.019           0
                                                                                   2005       $11.019      $11.176           0
                                                                                   2006       $11.176      $12.969         412
                                                                                   2007       $12.969      $13.066         242
                                                                                   2008       $13.066       $8.144       1,216
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.840           0
                                                                                   2005        $9.840       $9.643           0
                                                                                   2006        $9.643      $10.248           0
                                                                                   2007       $10.248      $10.428           0
                                                                                   2008       $10.428       $8.863           0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.011           0
                                                                                   2005       $12.011      $15.506           0
                                                                                   2006       $15.506      $21.156           0
                                                                                   2007       $21.156      $28.470           0
                                                                                   2008       $28.470       $9.806           0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.357           0
                                                                                   2005       $12.357      $18.332           0
                                                                                   2006       $18.332      $22.321           0
                                                                                   2007       $22.321      $31.728           0
                                                                                   2008       $31.728      $16.716           0
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.025           0
                                                                                   2005       $11.025      $11.981           0
                                                                                   2006       $11.981      $12.295           0
                                                                                   2007       $12.295      $14.139           0
                                                                                   2008       $14.139       $7.351           0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1



                                                                                                                         Number
                                                                                             Accumulation Accumulation  of Units
                                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                                   Ending    at Beginning    at End      at End
Sub Accounts                                                                    December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.108           0
                                                                                   2005       $10.108      $10.210           0
                                                                                   2006       $10.210      $10.296           0
                                                                                   2007       $10.296      $10.775       2,834
                                                                                   2008       $10.775      $10.697       2,819
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.996           0
                                                                                   2005       $10.996      $11.800         752
                                                                                   2006       $11.800      $13.385       1,148
                                                                                   2007       $13.385      $13.419         981
                                                                                   2008       $13.419       $8.896       2,176
----------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.302           0
                                                                                   2005       $10.302      $11.635           0
                                                                                   2006       $11.635      $11.814           0
                                                                                   2007       $11.814      $14.055           0
                                                                                   2008       $14.055       $6.962           0
----------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.752           0
                                                                                   2005       $12.752      $14.562           0
                                                                                   2006       $14.562      $19.607           0
                                                                                   2007       $19.607      $15.862           0
                                                                                   2008       $15.862       $9.608       4,379
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.453           0
                                                                                   2008        $9.453       $5.863           0
----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.691           0
                                                                                   2008        $9.691       $6.102           0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.779         377



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

            with EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.1

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.656           0
                                                                                   2005       $10.656      $10.982           0
                                                                                   2006       $10.982      $12.125           0
                                                                                   2007       $12.125      $12.013           0
                                                                                   2008       $12.013       $5.647       1,098
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.217           0
                                                                                   2005       $10.217      $10.845           0
                                                                                   2006       $10.845      $11.244           0
                                                                                   2007       $11.244      $12.279           0
                                                                                   2008       $12.279       $6.886           0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.734           0
                                                                                   2007       $10.734      $11.317           0
                                                                                   2008       $11.317       $7.708           0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.897           0
                                                                                   2005       $10.897      $11.427         175
                                                                                   2006       $11.427      $12.398         101
                                                                                   2007       $12.398      $13.242         101
                                                                                   2008       $13.242       $9.231       1,270
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.019           0
                                                                                   2005       $10.019      $10.942           0
                                                                                   2006       $10.942      $11.220           0
                                                                                   2007       $11.220      $13.120           0
                                                                                   2008       $13.120       $6.887           0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.134           0
                                                                                   2005       $10.134      $11.309           0
                                                                                   2006       $11.309      $13.152           0
                                                                                   2007       $13.152      $17.121           0
                                                                                   2008       $17.121       $9.160           0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.539           0
                                                                                   2005       $10.539      $11.286           0
                                                                                   2006       $11.286      $12.123           0
                                                                                   2007       $12.123      $15.555           0
                                                                                   2008       $15.555       $6.314      18,946
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.132           0
                                                                                   2005       $10.132      $10.279           0
                                                                                   2006       $10.279      $10.765           0
                                                                                   2007       $10.765      $12.119           0
                                                                                   2008       $12.119       $8.421         109
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.295           0
                                                                                   2005       $11.295      $12.880         500
                                                                                   2006       $12.880      $14.030         499
                                                                                   2007       $14.030      $16.085         498
                                                                                   2008       $16.085       $9.010       1,763
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.750           0
                                                                                   2005       $10.750      $11.095           0
                                                                                   2006       $11.095      $13.007           0
                                                                                   2007       $13.007      $12.875           0
                                                                                   2008       $12.875       $7.197       8,417
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.727           0
                                                                                   2005        $9.727      $10.032           0
                                                                                   2006       $10.032      $10.452           0
                                                                                   2007       $10.452      $12.939           0
                                                                                   2008       $12.939       $6.664           0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.579           0
                                                                                   2005       $10.579      $10.813         302
                                                                                   2006       $10.813      $12.202         215
                                                                                   2007       $12.202      $12.544         215
                                                                                   2008       $12.544       $7.705       1,127

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.130           0
                                                                                   2005       $10.130      $10.091         442
                                                                                   2006       $10.091      $10.272         366
                                                                                   2007       $10.272      $10.450         370
                                                                                   2008       $10.450       $9.861       2,057
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.882           0
                                                                                   2005        $9.882       $9.929         897
                                                                                   2006        $9.929      $10.155         742
                                                                                   2007       $10.155      $10.417         744
                                                                                   2008       $10.417      $10.465       3,763
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.840           0
                                                                                   2005       $10.840      $12.588           0
                                                                                   2006       $12.588      $14.492           0
                                                                                   2007       $14.492      $16.580           0
                                                                                   2008       $16.580       $9.082       1,097
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.537           0
                                                                                   2005       $10.537      $11.089           0
                                                                                   2006       $11.089      $11.970           0
                                                                                   2007       $11.970      $12.902           0
                                                                                   2008       $12.902      $10.586           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.223           0
                                                                                   2005       $11.223      $11.655           0
                                                                                   2006       $11.655      $13.452           0
                                                                                   2007       $13.452      $15.547           0
                                                                                   2008       $15.547      $14.589           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.395           0
                                                                                   2005       $11.395      $12.539           0
                                                                                   2006       $12.539      $13.375           0
                                                                                   2007       $13.375      $17.861           0
                                                                                   2008       $17.861       $9.723           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.209          80
                                                                                   2005       $11.209      $12.053         829
                                                                                   2006       $12.053      $13.558         756
                                                                                   2007       $13.558      $14.202         755
                                                                                   2008       $14.202      $10.009         547

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.245           0
                                                                                   2005       $11.245      $12.192           0
                                                                                   2006       $12.192      $13.202           0
                                                                                   2007       $13.202      $13.695           0
                                                                                   2008       $13.695       $8.535           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.906           0
                                                                                   2006       $10.906      $12.993           0
                                                                                   2007       $12.993      $11.923           0
                                                                                   2008       $11.923       $7.468           0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.238           0
                                                                                   2005       $10.238      $10.381           0
                                                                                   2006       $10.381      $11.962           0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.781           0
                                                                                   2005       $10.781      $10.912         232
                                                                                   2006       $10.912      $11.771         223
                                                                                   2007       $11.771      $11.467         236
                                                                                   2008       $11.467       $7.747       1,488
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.335           0
                                                                                   2005       $10.335      $10.703           0
                                                                                   2006       $10.703      $12.320           0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.563           0
                                                                                   2005       $10.563      $10.538           0
                                                                                   2006       $10.538      $11.331           0
                                                                                   2007       $11.331      $11.245           0
                                                                                   2008       $11.245       $7.842       3,928
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.384           0
                                                                                   2005       $10.384      $10.580         120
                                                                                   2006       $10.580      $11.098         118
                                                                                   2007       $11.098      $12.043         113
                                                                                   2008       $12.043       $7.419         155

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.720           0
                                                                                   2005       $10.720      $11.215           0
                                                                                   2006       $11.215      $12.355           0
                                                                                   2007       $12.355      $13.288           0
                                                                                   2008       $13.288       $8.669         923
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.862           0
                                                                                   2005        $9.862      $10.126           0
                                                                                   2006       $10.126      $11.178           0
                                                                                   2007       $11.178      $11.171           0
                                                                                   2008       $11.171       $6.604       1,098
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.694           0
                                                                                   2005       $10.694      $10.725           0
                                                                                   2006       $10.725      $11.703           0
                                                                                   2007       $11.703      $11.889           0
                                                                                   2008       $11.889       $9.027       2,083
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.082           0
                                                                                   2005       $11.082      $11.534           0
                                                                                   2006       $11.534      $13.587           0
                                                                                   2007       $13.587      $14.288           0
                                                                                   2008       $14.288       $9.393         858
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.651           0
                                                                                   2006       $11.651      $11.697           0
                                                                                   2007       $11.697      $12.123           0
                                                                                   2008       $12.123       $6.018           0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.296          79
                                                                                   2005       $11.296      $12.595         671
                                                                                   2006       $12.595      $14.450         670
                                                                                   2007       $14.450      $14.982         669
                                                                                   2008       $14.982       $8.738      18,728
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.230           0
                                                                                   2005       $11.230      $12.044           0
                                                                                   2006       $12.044      $13.500           0
                                                                                   2007       $13.500      $13.011           0
                                                                                   2008       $13.011       $7.884       2,247

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.296           0
                                                                                   2005       $10.296      $10.583         359
                                                                                   2006       $10.583      $10.572         373
                                                                                   2007       $10.572      $10.708         380
                                                                                   2008       $10.708      $10.218       4,709
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.876           0
                                                                                   2005        $9.876       $9.922           0
                                                                                   2006        $9.922      $10.147           0
                                                                                   2007       $10.147      $10.401           0
                                                                                   2008       $10.401      $10.396       3,790
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.508           0
                                                                                   2005       $10.508      $10.487         241
                                                                                   2006       $10.487      $10.324         255
                                                                                   2007       $10.324      $11.168         243
                                                                                   2008       $11.168      $10.148         918
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.197           0
                                                                                   2005       $10.197      $10.212         248
                                                                                   2006       $10.212      $10.368         254
                                                                                   2007       $10.368      $11.022         246
                                                                                   2008       $11.022      $11.293       6,237
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.739           0
                                                                                   2005       $10.739      $10.785           0
                                                                                   2006       $10.785      $11.682           0
                                                                                   2007       $11.682      $10.911           0
                                                                                   2008       $10.911       $7.340           0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.136           0
                                                                                   2005       $11.136      $10.393           0
                                                                                   2006       $10.393      $11.315           0
                                                                                   2007       $11.315      $11.758           0
                                                                                   2008       $11.758      $10.620           0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.511           0
                                                                                   2005       $10.511      $11.684           0
                                                                                   2006       $11.684      $12.722           0
                                                                                   2007       $12.722      $15.263           0
                                                                                   2008       $15.263       $8.841         804

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.403           0
                                                                                   2005       $10.403      $10.743         118
                                                                                   2006       $10.743      $11.481         115
                                                                                   2007       $11.481      $12.623         107
                                                                                   2008       $12.623       $7.076       2,407
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.014           0
                                                                                   2005       $11.014      $11.165         113
                                                                                   2006       $11.165      $12.949         102
                                                                                   2007       $12.949      $13.040         104
                                                                                   2008       $13.040       $8.124      18,755
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.835           0
                                                                                   2005        $9.835       $9.634           0
                                                                                   2006        $9.634      $10.233           0
                                                                                   2007       $10.233      $10.407           0
                                                                                   2008       $10.407       $8.840       1,179
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.005           0
                                                                                   2005       $12.005      $15.491         695
                                                                                   2006       $15.491      $21.124         694
                                                                                   2007       $21.124      $28.413         693
                                                                                   2008       $28.413       $9.781         119
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.352          72
                                                                                   2005       $12.352      $18.314         829
                                                                                   2006       $18.314      $22.288         828
                                                                                   2007       $22.288      $31.665         827
                                                                                   2008       $31.665      $16.674         818
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.019           0
                                                                                   2005       $11.019      $11.969           0
                                                                                   2006       $11.969      $12.277           0
                                                                                   2007       $12.277      $14.111           0
                                                                                   2008       $14.111       $7.333           0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.103           0
                                                                                   2005       $10.103      $10.200         381
                                                                                   2006       $10.200      $10.281         221
                                                                                   2007       $10.281      $10.753         220
                                                                                   2008       $10.753      $10.670         267
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.991           0
                                                                                   2005       $10.991      $11.789         107
                                                                                   2006       $11.789      $13.365          98
                                                                                   2007       $13.365      $13.392         101
                                                                                   2008       $13.392       $8.874       6,338
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.297           0
                                                                                   2005       $10.297      $11.624           0
                                                                                   2006       $11.624      $11.796           0
                                                                                   2007       $11.796      $14.027           0
                                                                                   2008       $14.027       $6.945         336
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.746          70
                                                                                   2005       $12.746      $14.547       1,183
                                                                                   2006       $14.547      $19.578       1,048
                                                                                   2007       $19.578      $15.830       1,047
                                                                                   2008       $15.830       $9.584      29,447
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.450           0
                                                                                   2008        $9.450       $5.858       2,596
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.688           0
                                                                                   2008        $9.688       $6.096           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.762           0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.15

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.651           0
                                                                                   2005       $10.651      $10.972           0
                                                                                   2006       $10.972      $12.107           0
                                                                                   2007       $12.107      $11.988           0
                                                                                   2008       $11.988       $5.633       6,071
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.213           0
                                                                                   2005       $10.213      $10.834           0
                                                                                   2006       $10.834      $11.227           0
                                                                                   2007       $11.227      $12.254           0
                                                                                   2008       $12.254       $6.869         972
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.730           0
                                                                                   2007       $10.730      $11.308         909
                                                                                   2008       $11.308       $7.698       3,059
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.892           0
                                                                                   2005       $10.892      $11.416           0
                                                                                   2006       $11.416      $12.379           0
                                                                                   2007       $12.379      $13.216           0
                                                                                   2008       $13.216       $9.208       4,981
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.014           0
                                                                                   2005       $10.014      $10.931           0
                                                                                   2006       $10.931      $11.204           0
                                                                                   2007       $11.204      $13.093           0
                                                                                   2008       $13.093       $6.870       2,608

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.130           0
                                                                                   2005       $10.130      $11.298           0
                                                                                   2006       $11.298      $13.132           0
                                                                                   2007       $13.132      $17.087           0
                                                                                   2008       $17.087       $9.137       5,782
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.535           0
                                                                                   2005       $10.535      $11.275           0
                                                                                   2006       $11.275      $12.105           0
                                                                                   2007       $12.105      $15.524           0
                                                                                   2008       $15.524       $6.298       9,160
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.127           0
                                                                                   2005       $10.127      $10.269           0
                                                                                   2006       $10.269      $10.749           0
                                                                                   2007       $10.749      $12.094           0
                                                                                   2008       $12.094       $8.400       4,539
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.290           0
                                                                                   2005       $11.290      $12.867          36
                                                                                   2006       $12.867      $14.009         979
                                                                                   2007       $14.009      $16.053         817
                                                                                   2008       $16.053       $8.988      22,621
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.745           0
                                                                                   2005       $10.745      $11.084           0
                                                                                   2006       $11.084      $12.988           0
                                                                                   2007       $12.988      $12.849           0
                                                                                   2008       $12.849       $7.179      14,844
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.723           0
                                                                                   2005        $9.723      $10.022           0
                                                                                   2006       $10.022      $10.436           0
                                                                                   2007       $10.436      $12.913           0
                                                                                   2008       $12.913       $6.647       1,195
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.575           0
                                                                                   2005       $10.575      $10.803          35
                                                                                   2006       $10.803      $12.184         138
                                                                                   2007       $12.184      $12.519         127
                                                                                   2008       $12.519       $7.686      15,389

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.126           0
                                                                                   2005       $10.126      $10.081          75
                                                                                   2006       $10.081      $10.257         302
                                                                                   2007       $10.257      $10.429         279
                                                                                   2008       $10.429       $9.837      20,532
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.878           0
                                                                                   2005        $9.878       $9.919         114
                                                                                   2006        $9.919      $10.140         455
                                                                                   2007       $10.140      $10.396         420
                                                                                   2008       $10.396      $10.438      12,847
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.835           0
                                                                                   2005       $10.835      $12.575          51
                                                                                   2006       $12.575      $14.471       1,034
                                                                                   2007       $14.471      $16.547         834
                                                                                   2008       $16.547       $9.059      13,304
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.532           0
                                                                                   2005       $10.532      $11.079           0
                                                                                   2006       $11.079      $11.952           0
                                                                                   2007       $11.952      $12.877           0
                                                                                   2008       $12.877      $10.560       8,596
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.218           0
                                                                                   2005       $11.218      $11.644           0
                                                                                   2006       $11.644      $13.432           0
                                                                                   2007       $13.432      $15.516           0
                                                                                   2008       $15.516      $14.557           0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.390           0
                                                                                   2005       $11.390      $12.526           0
                                                                                   2006       $12.526      $13.355           0
                                                                                   2007       $13.355      $17.825         626
                                                                                   2008       $17.825       $9.698      14,617
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.204           0
                                                                                   2005       $11.204      $12.042           0
                                                                                   2006       $12.042      $13.538         867
                                                                                   2007       $13.538      $14.173           0
                                                                                   2008       $14.173       $9.984      15,967

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.239           0
                                                                                   2005       $11.239      $12.180           0
                                                                                   2006       $12.180      $13.182           0
                                                                                   2007       $13.182      $13.667           0
                                                                                   2008       $13.667       $8.513       9,818
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.903           0
                                                                                   2006       $10.903      $12.982           0
                                                                                   2007       $12.982      $11.907           0
                                                                                   2008       $11.907       $7.454      10,377
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.234           0
                                                                                   2005       $10.234      $10.371           0
                                                                                   2006       $10.371      $11.944           0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.776           0
                                                                                   2005       $10.776      $10.902          35
                                                                                   2006       $10.902      $11.754         137
                                                                                   2007       $11.754      $11.444         126
                                                                                   2008       $11.444       $7.728       9,826
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.330           0
                                                                                   2005       $10.330      $10.692           0
                                                                                   2006       $10.692      $12.302           0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.558           0
                                                                                   2005       $10.558      $10.528           0
                                                                                   2006       $10.528      $11.314           0
                                                                                   2007       $11.314      $11.223           0
                                                                                   2008       $11.223       $7.822       3,240
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.379           0
                                                                                   2005       $10.379      $10.570           0
                                                                                   2006       $10.570      $11.082           0
                                                                                   2007       $11.082      $12.019           0
                                                                                   2008       $12.019       $7.400       3,867

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.715           0
                                                                                   2005       $10.715      $11.205           0
                                                                                   2006       $11.205      $12.337           0
                                                                                   2007       $12.337      $13.261           0
                                                                                   2008       $13.261       $8.647         343
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.857           0
                                                                                   2005        $9.857      $10.116          23
                                                                                   2006       $10.116      $11.162          88
                                                                                   2007       $11.162      $11.149          81
                                                                                   2008       $11.149       $6.588         499
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.689           0
                                                                                   2005       $10.689      $10.715           0
                                                                                   2006       $10.715      $11.686           0
                                                                                   2007       $11.686      $11.865           0
                                                                                   2008       $11.865       $9.005       2,180
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.077           0
                                                                                   2005       $11.077      $11.523           0
                                                                                   2006       $11.523      $13.567           0
                                                                                   2007       $13.567      $14.260         720
                                                                                   2008       $14.260       $9.370         661
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.647           0
                                                                                   2006       $11.647      $11.687           0
                                                                                   2007       $11.687      $12.106           0
                                                                                   2008       $12.106       $6.007       7,330
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.291           0
                                                                                   2005       $11.291      $12.583           0
                                                                                   2006       $12.583      $14.429           0
                                                                                   2007       $14.429      $14.952           0
                                                                                   2008       $14.952       $8.716       5,588
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.224           0
                                                                                   2005       $11.224      $12.032           0
                                                                                   2006       $12.032      $13.480         860
                                                                                   2007       $13.480      $12.985           0
                                                                                   2008       $12.985       $7.864       8,715

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.291           0
                                                                                   2005       $10.291      $10.572          72
                                                                                   2006       $10.572      $10.556         289
                                                                                   2007       $10.556      $10.687         267
                                                                                   2008       $10.687      $10.192       6,546
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.872           0
                                                                                   2005        $9.872       $9.912       2,282
                                                                                   2006        $9.912      $10.132           0
                                                                                   2007       $10.132      $10.381           0
                                                                                   2008       $10.381      $10.370      18,607
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.503           0
                                                                                   2005       $10.503      $10.476          72
                                                                                   2006       $10.476      $10.308         292
                                                                                   2007       $10.308      $11.146         269
                                                                                   2008       $11.146      $10.123      13,770
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.193           0
                                                                                   2005       $10.193      $10.202          74
                                                                                   2006       $10.202      $10.352         299
                                                                                   2007       $10.352      $10.999         275
                                                                                   2008       $10.999      $11.264      18,123
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.735           0
                                                                                   2005       $10.735      $10.776           0
                                                                                   2006       $10.776      $11.666           0
                                                                                   2007       $11.666      $10.891           0
                                                                                   2008       $10.891       $7.322         599
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.130           0
                                                                                   2005       $11.130      $10.383           0
                                                                                   2006       $10.383      $11.298           0
                                                                                   2007       $11.298      $11.735           0
                                                                                   2008       $11.735      $10.599           0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.506           0
                                                                                   2005       $10.506      $11.673           0
                                                                                   2006       $11.673      $12.703           0
                                                                                   2007       $12.703      $15.232         716
                                                                                   2008       $15.232       $8.819       1,431

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.398           0
                                                                                   2005       $10.398      $10.732          36
                                                                                   2006       $10.732      $11.464         141
                                                                                   2007       $11.464      $12.598         131
                                                                                   2008       $12.598       $7.058      10,952
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.009           0
                                                                                   2005       $11.009      $11.154          34
                                                                                   2006       $11.154      $12.930         132
                                                                                   2007       $12.930      $13.014         122
                                                                                   2008       $13.014       $8.103      17,220
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.830           0
                                                                                   2005        $9.830       $9.625           0
                                                                                   2006        $9.625      $10.218           0
                                                                                   2007       $10.218      $10.386           0
                                                                                   2008       $10.386       $8.818       2,587
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $12.000           0
                                                                                   2005       $12.000      $15.476           0
                                                                                   2006       $15.476      $21.093           0
                                                                                   2007       $21.093      $28.356           0
                                                                                   2008       $28.356       $9.756       2,425
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.346           0
                                                                                   2005       $12.346      $18.296           0
                                                                                   2006       $18.296      $22.255           0
                                                                                   2007       $22.255      $31.601           0
                                                                                   2008       $31.601      $16.633         759
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.014           0
                                                                                   2005       $11.014      $11.958           0
                                                                                   2006       $11.958      $12.258           0
                                                                                   2007       $12.258      $14.083           0
                                                                                   2008       $14.083       $7.314       1,261
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.098           0
                                                                                   2005       $10.098      $10.190           0
                                                                                   2006       $10.190      $10.265           0
                                                                                   2007       $10.265      $10.732           0
                                                                                   2008       $10.732      $10.643       1,909

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.986           0
                                                                                   2005       $10.986      $11.777          32
                                                                                   2006       $11.777      $13.345         126
                                                                                   2007       $13.345      $13.366         116
                                                                                   2008       $13.366       $8.852       7,906
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.292           0
                                                                                   2005       $10.292      $11.613           0
                                                                                   2006       $11.613      $11.779           0
                                                                                   2007       $11.779      $13.999           0
                                                                                   2008       $13.999       $6.927           0
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.740           0
                                                                                   2005       $12.740      $14.533          16
                                                                                   2006       $14.533      $19.549         672
                                                                                   2007       $19.549      $15.798          54
                                                                                   2008       $15.798       $9.560       7,669
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.446           0
                                                                                   2008        $9.446       $5.853       1,197
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.685           0
                                                                                   2008        $9.685       $6.091       1,880
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.745       1,022



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

   with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.2

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.646         0
                                                                                   2005       $10.646      $10.961         0
                                                                                   2006       $10.961      $12.089         0
                                                                                   2007       $12.089      $11.965         0
                                                                                   2008       $11.965       $5.619         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.208         0
                                                                                   2005       $10.208      $10.824         0
                                                                                   2006       $10.824      $11.210         0
                                                                                   2007       $11.210      $12.230         0
                                                                                   2008       $12.230       $6.852         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.726         0
                                                                                   2007       $10.726      $11.298         0
                                                                                   2008       $11.298       $7.687         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.887         0
                                                                                   2005       $10.887      $11.405         0
                                                                                   2006       $11.405      $12.361         0
                                                                                   2007       $12.361      $13.189         0
                                                                                   2008       $13.189       $9.185         0
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.009         0
                                                                                   2005       $10.009      $10.920         0
                                                                                   2006       $10.920      $11.187         0
                                                                                   2007       $11.187      $13.067         0
                                                                                   2008       $13.067       $6.852         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.125         0
                                                                                   2005       $10.125      $11.287         0
                                                                                   2006       $11.287      $13.113         0
                                                                                   2007       $13.113      $17.053         0
                                                                                   2008       $17.053       $9.114         0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.530         0
                                                                                   2005       $10.530      $11.264         0
                                                                                   2006       $11.264      $12.087         0
                                                                                   2007       $12.087      $15.493         0
                                                                                   2008       $15.493       $6.282         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.122         0
                                                                                   2005       $10.122      $10.259         0
                                                                                   2006       $10.259      $10.733         0
                                                                                   2007       $10.733      $12.070         0
                                                                                   2008       $12.070       $8.379         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.284         0
                                                                                   2005       $11.284      $12.854         0
                                                                                   2006       $12.854      $13.988         0
                                                                                   2007       $13.988      $16.021         0
                                                                                   2008       $16.021       $8.965         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.740         0
                                                                                   2005       $10.740      $11.073         0
                                                                                   2006       $11.073      $12.968         0
                                                                                   2007       $12.968      $12.823         0
                                                                                   2008       $12.823       $7.161         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.718         0
                                                                                   2005        $9.718      $10.013         0
                                                                                   2006       $10.013      $10.421         0
                                                                                   2007       $10.421      $12.887         0
                                                                                   2008       $12.887       $6.630         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.570         0
                                                                                   2005       $10.570      $10.792         0
                                                                                   2006       $10.792      $12.166         0
                                                                                   2007       $12.166      $12.494         0
                                                                                   2008       $12.494       $7.667         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.121         0
                                                                                   2005       $10.121      $10.071         0
                                                                                   2006       $10.071      $10.242         0
                                                                                   2007       $10.242      $10.408         0
                                                                                   2008       $10.408       $9.812         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.873         0
                                                                                   2005        $9.873       $9.909         0
                                                                                   2006        $9.909      $10.125         0
                                                                                   2007       $10.125      $10.375         0
                                                                                   2008       $10.375      $10.412         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.830         0
                                                                                   2005       $10.830      $12.563         0
                                                                                   2006       $12.563      $14.449         0
                                                                                   2007       $14.449      $16.514         0
                                                                                   2008       $16.514       $9.036         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.527         0
                                                                                   2005       $10.527      $11.068         0
                                                                                   2006       $11.068      $11.934         0
                                                                                   2007       $11.934      $12.851         0
                                                                                   2008       $12.851      $10.533         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.213         0
                                                                                   2005       $11.213      $11.633         0
                                                                                   2006       $11.633      $13.412         0
                                                                                   2007       $13.412      $15.485         0
                                                                                   2008       $15.485      $14.525         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.385         0
                                                                                   2005       $11.385      $12.514         0
                                                                                   2006       $12.514      $13.335         0
                                                                                   2007       $13.335      $17.790         0
                                                                                   2008       $17.790       $9.674         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.198         0
                                                                                   2005       $11.198      $12.030         0
                                                                                   2006       $12.030      $13.518         0
                                                                                   2007       $13.518      $14.145         0
                                                                                   2008       $14.145       $9.959         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.234         0
                                                                                   2005       $11.234      $12.168         0
                                                                                   2006       $12.168      $13.163         0
                                                                                   2007       $13.163      $13.640         0
                                                                                   2008       $13.640       $8.492         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.899         0
                                                                                   2006       $10.899      $12.971         0
                                                                                   2007       $12.971      $11.891         0
                                                                                   2008       $11.891       $7.440         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.229         0
                                                                                   2005       $10.229      $10.361         0
                                                                                   2006       $10.361      $11.927         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.771         0
                                                                                   2005       $10.771      $10.891         0
                                                                                   2006       $10.891      $11.736         0
                                                                                   2007       $11.736      $11.421         0
                                                                                   2008       $11.421       $7.708         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.325         0
                                                                                   2005       $10.325      $10.682         0
                                                                                   2006       $10.682      $12.283         0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.554         0
                                                                                   2005       $10.554      $10.517         0
                                                                                   2006       $10.517      $11.297         0
                                                                                   2007       $11.297      $11.200         0
                                                                                   2008       $11.200       $7.802         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.375         0
                                                                                   2005       $10.375      $10.560         0
                                                                                   2006       $10.560      $11.066         0
                                                                                   2007       $11.066      $11.995         0
                                                                                   2008       $11.995       $7.381         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.710         0
                                                                                   2005       $10.710      $11.194         0
                                                                                   2006       $11.194      $12.319         0
                                                                                   2007       $12.319      $13.234         0
                                                                                   2008       $13.234       $8.626         0
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.853         0
                                                                                   2005        $9.853      $10.106         0
                                                                                   2006       $10.106      $11.145         0
                                                                                   2007       $11.145      $11.127         0
                                                                                   2008       $11.127       $6.571         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.684         0
                                                                                   2005       $10.684      $10.704         0
                                                                                   2006       $10.704      $11.669         0
                                                                                   2007       $11.669      $11.841         0
                                                                                   2008       $11.841       $8.982         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.072         0
                                                                                   2005       $11.072      $11.512         0
                                                                                   2006       $11.512      $13.547         0
                                                                                   2007       $13.547      $14.231         0
                                                                                   2008       $14.231       $9.346         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.643         0
                                                                                   2006       $11.643      $11.677         0
                                                                                   2007       $11.677      $12.090         0
                                                                                   2008       $12.090       $5.995         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.285         0
                                                                                   2005       $11.285      $12.570         0
                                                                                   2006       $12.570      $14.407         0
                                                                                   2007       $14.407      $14.923         0
                                                                                   2008       $14.923       $8.694         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.219         0
                                                                                   2005       $11.219      $12.021         0
                                                                                   2006       $12.021      $13.460         0
                                                                                   2007       $13.460      $12.959         0
                                                                                   2008       $12.959       $7.845         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.286         0
                                                                                   2005       $10.286      $10.562         0
                                                                                   2006       $10.562      $10.540         0
                                                                                   2007       $10.540      $10.665         0
                                                                                   2008       $10.665      $10.167         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.867         0
                                                                                   2005        $9.867       $9.902         0
                                                                                   2006        $9.902      $10.117         0
                                                                                   2007       $10.117      $10.360         0
                                                                                   2008       $10.360      $10.344         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.498         0
                                                                                   2005       $10.498      $10.466         0
                                                                                   2006       $10.466      $10.293         0
                                                                                   2007       $10.293      $11.124         0
                                                                                   2008       $11.124      $10.097         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.188         0
                                                                                   2005       $10.188      $10.192         0
                                                                                   2006       $10.192      $10.337         0
                                                                                   2007       $10.337      $10.977         0
                                                                                   2008       $10.977      $11.236         0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.731         0
                                                                                   2005       $10.731      $10.767         0
                                                                                   2006       $10.767      $11.650         0
                                                                                   2007       $11.650      $10.870         0
                                                                                   2008       $10.870       $7.305         0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.125         0
                                                                                   2005       $11.125      $10.373         0
                                                                                   2006       $10.373      $11.281         0
                                                                                   2007       $11.281      $11.711         0
                                                                                   2008       $11.711      $10.577         0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.501         0
                                                                                   2005       $10.501      $11.661         0
                                                                                   2006       $11.661      $12.684         0
                                                                                   2007       $12.684      $15.202         0
                                                                                   2008       $15.202       $8.797         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.393         0
                                                                                   2005       $10.393      $10.722         0
                                                                                   2006       $10.722      $11.447         0
                                                                                   2007       $11.447      $12.573         0
                                                                                   2008       $12.573       $7.041         0
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $11.004         0
                                                                                   2005       $11.004      $11.143         0
                                                                                   2006       $11.143      $12.911         0
                                                                                   2007       $12.911      $12.988         0
                                                                                   2008       $12.988       $8.083         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.826         0
                                                                                   2005        $9.826       $9.615         0
                                                                                   2006        $9.615      $10.202         0
                                                                                   2007       $10.202      $10.365         0
                                                                                   2008       $10.365       $8.796         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $11.994         0
                                                                                   2005       $11.994      $15.461         0
                                                                                   2006       $15.461      $21.061         0
                                                                                   2007       $21.061      $28.299         0
                                                                                   2008       $28.299       $9.732         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.340         0
                                                                                   2005       $12.340      $18.278         0
                                                                                   2006       $18.278      $22.222         0
                                                                                   2007       $22.222      $31.538         0
                                                                                   2008       $31.538      $16.591         0
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.009         0
                                                                                   2005       $11.009      $11.946         0
                                                                                   2006       $11.946      $12.240         0
                                                                                   2007       $12.240      $14.055         0
                                                                                   2008       $14.055       $7.296         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.093         0
                                                                                   2005       $10.093      $10.180         0
                                                                                   2006       $10.180      $10.250         0
                                                                                   2007       $10.250      $10.710         0
                                                                                   2008       $10.710      $10.617         0
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.981         0
                                                                                   2005       $10.981      $11.766         0
                                                                                   2006       $11.766      $13.325         0
                                                                                   2007       $13.325      $13.339         0
                                                                                   2008       $13.339       $8.830         0
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.287         0
                                                                                   2005       $10.287      $11.601         0
                                                                                   2006       $11.601      $11.761         0
                                                                                   2007       $11.761      $13.971         0
                                                                                   2008       $13.971       $6.910         0
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.734         0
                                                                                   2005       $12.734      $14.519         0
                                                                                   2006       $14.519      $19.520         0
                                                                                   2007       $19.520      $15.767         0
                                                                                   2008       $15.767       $9.536         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.443         0
                                                                                   2008        $9.443       $5.848         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.681         0
                                                                                   2008        $9.681       $6.086         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.728         0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.25

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.641         0
                                                                                   2005       $10.641      $10.950         0
                                                                                   2006       $10.950      $12.071         0
                                                                                   2007       $12.071      $11.941         0
                                                                                   2008       $11.941       $5.605         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.203         0
                                                                                   2005       $10.203      $10.813         0
                                                                                   2006       $10.813      $11.194         0
                                                                                   2007       $11.194      $12.205         0
                                                                                   2008       $12.205       $6.834         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.723         0
                                                                                   2007       $10.723      $11.288         0
                                                                                   2008       $11.288       $7.676         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.882         0
                                                                                   2005       $10.882      $11.394         0
                                                                                   2006       $11.394      $12.342         0
                                                                                   2007       $12.342      $13.163         0
                                                                                   2008       $13.163       $9.162         0
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.005         0
                                                                                   2005       $10.005      $10.910         0
                                                                                   2006       $10.910      $11.170         0
                                                                                   2007       $11.170      $13.041         0
                                                                                   2008       $13.041       $6.835         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.120         0
                                                                                   2005       $10.120      $11.276         0
                                                                                   2006       $11.276      $13.093         0
                                                                                   2007       $13.093      $17.019         0
                                                                                   2008       $17.019       $9.091         0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.525         0
                                                                                   2005       $10.525      $11.253         0
                                                                                   2006       $11.253      $12.069         0
                                                                                   2007       $12.069      $15.462         0
                                                                                   2008       $15.462       $6.266         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.118         0
                                                                                   2005       $10.118      $10.249         0
                                                                                   2006       $10.249      $10.717         0
                                                                                   2007       $10.717      $12.046         0
                                                                                   2008       $12.046       $8.358         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.279         0
                                                                                   2005       $11.279      $12.842         0
                                                                                   2006       $12.842      $13.967         0
                                                                                   2007       $13.967      $15.989         0
                                                                                   2008       $15.989       $8.943         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.735         0
                                                                                   2005       $10.735      $11.062         0
                                                                                   2006       $11.062      $12.949         0
                                                                                   2007       $12.949      $12.798         0
                                                                                   2008       $12.798       $7.143         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.714         0
                                                                                   2005        $9.714      $10.003         0
                                                                                   2006       $10.003      $10.405         0
                                                                                   2007       $10.405      $12.861         0
                                                                                   2008       $12.861       $6.614         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.565         0
                                                                                   2005       $10.565      $10.782         0
                                                                                   2006       $10.782      $12.148         0
                                                                                   2007       $12.148      $12.469         0
                                                                                   2008       $12.469       $7.647         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.116         0
                                                                                   2005       $10.116      $10.061         0
                                                                                   2006       $10.061      $10.227         0
                                                                                   2007       $10.227      $10.388         0
                                                                                   2008       $10.388       $9.787         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.869         0
                                                                                   2005        $9.869       $9.900         0
                                                                                   2006        $9.900      $10.110         0
                                                                                   2007       $10.110      $10.355         0
                                                                                   2008       $10.355      $10.386         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.825         0
                                                                                   2005       $10.825      $12.551         0
                                                                                   2006       $12.551      $14.428         0
                                                                                   2007       $14.428      $16.481         0
                                                                                   2008       $16.481       $9.014         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.522         0
                                                                                   2005       $10.522      $11.057         0
                                                                                   2006       $11.057      $11.916         0
                                                                                   2007       $11.916      $12.825         0
                                                                                   2008       $12.825      $10.507         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.207         0
                                                                                   2005       $11.207      $11.621         0
                                                                                   2006       $11.621      $13.392         0
                                                                                   2007       $13.392      $15.454         0
                                                                                   2008       $15.454      $14.494         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.379         0
                                                                                   2005       $11.379      $12.502         0
                                                                                   2006       $12.502      $13.315         0
                                                                                   2007       $13.315      $17.754         0
                                                                                   2008       $17.754       $9.649         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.193         0
                                                                                   2005       $11.193      $12.018         0
                                                                                   2006       $12.018      $13.498         0
                                                                                   2007       $13.498      $14.117         0
                                                                                   2008       $14.117       $9.934         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.229         0
                                                                                   2005       $11.229      $12.156         0
                                                                                   2006       $12.156      $13.143         0
                                                                                   2007       $13.143      $13.613         0
                                                                                   2008       $13.613       $8.471         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.895         0
                                                                                   2006       $10.895      $12.960         0
                                                                                   2007       $12.960      $11.874         0
                                                                                   2008       $11.874       $7.426         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.224         0
                                                                                   2005       $10.224      $10.351         0
                                                                                   2006       $10.351      $11.909         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.766         0
                                                                                   2005       $10.766      $10.881         0
                                                                                   2006       $10.881      $11.719         0
                                                                                   2007       $11.719      $11.398         0
                                                                                   2008       $11.398       $7.689         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.320         0
                                                                                   2005       $10.320      $10.672         0
                                                                                   2006       $10.672      $12.265         0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.549         0
                                                                                   2005       $10.549      $10.507         0
                                                                                   2006       $10.507      $11.281         0
                                                                                   2007       $11.281      $11.178         0
                                                                                   2008       $11.178       $7.783         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.370         0
                                                                                   2005       $10.370      $10.549         0
                                                                                   2006       $10.549      $11.049         0
                                                                                   2007       $11.049      $11.971         0
                                                                                   2008       $11.971       $7.363         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.705         0
                                                                                   2005       $10.705      $11.183         0
                                                                                   2006       $11.183      $12.300         0
                                                                                   2007       $12.300      $13.208         0
                                                                                   2008       $13.208       $8.604         0
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.848         0
                                                                                   2005        $9.848      $10.096         0
                                                                                   2006       $10.096      $11.129         0
                                                                                   2007       $11.129      $11.105         0
                                                                                   2008       $11.105       $6.555         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.679         0
                                                                                   2005       $10.679      $10.694         0
                                                                                   2006       $10.694      $11.651         0
                                                                                   2007       $11.651      $11.818         0
                                                                                   2008       $11.818       $8.959         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.067         0
                                                                                   2005       $11.067      $11.500         0
                                                                                   2006       $11.500      $13.527         0
                                                                                   2007       $13.527      $14.203         0
                                                                                   2008       $14.203       $9.323         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.639         0
                                                                                   2006       $11.639      $11.667         0
                                                                                   2007       $11.667      $12.073         0
                                                                                   2008       $12.073       $5.984         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.280         0
                                                                                   2005       $11.280      $12.558         0
                                                                                   2006       $12.558      $14.386         0
                                                                                   2007       $14.386      $14.893         0
                                                                                   2008       $14.893       $8.673         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.214         0
                                                                                   2005       $11.214      $12.009         0
                                                                                   2006       $12.009      $13.440         0
                                                                                   2007       $13.440      $12.933         0
                                                                                   2008       $12.933       $7.825         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.281         0
                                                                                   2005       $10.281      $10.552         0
                                                                                   2006       $10.552      $10.525         0
                                                                                   2007       $10.525      $10.644         0
                                                                                   2008       $10.644      $10.141         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.862         0
                                                                                   2005        $9.862       $9.893         0
                                                                                   2006        $9.893      $10.102         0
                                                                                   2007       $10.102      $10.339         0
                                                                                   2008       $10.339      $10.318         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.494         0
                                                                                   2005       $10.494      $10.456         0
                                                                                   2006       $10.456      $10.278         0
                                                                                   2007       $10.278      $11.101         0
                                                                                   2008       $11.101      $10.072         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.183         0
                                                                                   2005       $10.183      $10.182         0
                                                                                   2006       $10.182      $10.322         0
                                                                                   2007       $10.322      $10.956         0
                                                                                   2008       $10.956      $11.208         0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.728         0
                                                                                   2005       $10.728      $10.758         0
                                                                                   2006       $10.758      $11.634         0
                                                                                   2007       $11.634      $10.850         0
                                                                                   2008       $10.850       $7.287         0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.120         0
                                                                                   2005       $11.120      $10.362         0
                                                                                   2006       $10.362      $11.265         0
                                                                                   2007       $11.265      $11.688         0
                                                                                   2008       $11.688      $10.556         0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.496         0
                                                                                   2005       $10.496      $11.650         0
                                                                                   2006       $11.650      $12.666         0
                                                                                   2007       $12.666      $15.171         0
                                                                                   2008       $15.171       $8.775         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.388         0
                                                                                   2005       $10.388      $10.711         0
                                                                                   2006       $10.711      $11.430         0
                                                                                   2007       $11.430      $12.548         0
                                                                                   2008       $12.548       $7.023         0
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $10.999         0
                                                                                   2005       $10.999      $11.132         0
                                                                                   2006       $11.132      $12.892         0
                                                                                   2007       $12.892      $12.962         0
                                                                                   2008       $12.962       $8.063         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.821         0
                                                                                   2005        $9.821       $9.606         0
                                                                                   2006        $9.606      $10.187         0
                                                                                   2007       $10.187      $10.345         0
                                                                                   2008       $10.345       $8.774         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $11.988         0
                                                                                   2005       $11.988      $15.446         0
                                                                                   2006       $15.446      $21.030         0
                                                                                   2007       $21.030      $28.243         0
                                                                                   2008       $28.243       $9.708         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.334         0
                                                                                   2005       $12.334      $18.261         0
                                                                                   2006       $18.261      $22.189         0
                                                                                   2007       $22.189      $31.475         0
                                                                                   2008       $31.475      $16.549         0
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $11.004         0
                                                                                   2005       $11.004      $11.934         0
                                                                                   2006       $11.934      $12.222         0
                                                                                   2007       $12.222      $14.026         0
                                                                                   2008       $14.026       $7.278         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.089         0
                                                                                   2005       $10.089      $10.170         0
                                                                                   2006       $10.170      $10.235         0
                                                                                   2007       $10.235      $10.689         0
                                                                                   2008       $10.689      $10.590         0
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.976         0
                                                                                   2005       $10.976      $11.754         0
                                                                                   2006       $11.754      $13.306         0
                                                                                   2007       $13.306      $13.312         0
                                                                                   2008       $13.312       $8.807         0
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.282         0
                                                                                   2005       $10.282      $11.590         0
                                                                                   2006       $11.590      $11.744         0
                                                                                   2007       $11.744      $13.943         0
                                                                                   2008       $13.943       $6.893         0
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.728         0
                                                                                   2005       $12.728      $14.505         0
                                                                                   2006       $14.505      $19.491         0
                                                                                   2007       $19.491      $15.735         0
                                                                                   2008       $15.735       $9.512         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.440         0
                                                                                   2008        $9.440       $5.843         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.678         0
                                                                                   2008        $9.678       $6.081         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.711         0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.3

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.4



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.631         0
                                                                                   2005       $10.631      $10.929         0
                                                                                   2006       $10.929      $12.035         0
                                                                                   2007       $12.035      $11.893         0
                                                                                   2008       $11.893       $5.577         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.194         0
                                                                                   2005       $10.194      $10.792         0
                                                                                   2006       $10.792      $11.161         0
                                                                                   2007       $11.161      $12.157         0
                                                                                   2008       $12.157       $6.800         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.715         0
                                                                                   2007       $10.715      $11.269         0
                                                                                   2008       $11.269       $7.655         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.872         0
                                                                                   2005       $10.872      $11.371         0
                                                                                   2006       $11.371      $12.306         0
                                                                                   2007       $12.306      $13.110         0
                                                                                   2008       $13.110       $9.116         0
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000       $9.995         0
                                                                                   2005        $9.995      $10.888         0
                                                                                   2006       $10.888      $11.137         0
                                                                                   2007       $11.137      $12.989         0
                                                                                   2008       $12.989       $6.801         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.4



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.111         0
                                                                                   2005       $10.111      $11.254         0
                                                                                   2006       $11.254      $13.054         0
                                                                                   2007       $13.054      $16.951         0
                                                                                   2008       $16.951       $9.046         0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.515         0
                                                                                   2005       $10.515      $11.231         0
                                                                                   2006       $11.231      $12.034         0
                                                                                   2007       $12.034      $15.400         0
                                                                                   2008       $15.400       $6.235         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.108         0
                                                                                   2005       $10.108      $10.229         0
                                                                                   2006       $10.229      $10.686         0
                                                                                   2007       $10.686      $11.998         0
                                                                                   2008       $11.998       $8.316         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.268         0
                                                                                   2005       $11.268      $12.817         0
                                                                                   2006       $12.817      $13.926         0
                                                                                   2007       $13.926      $15.925         0
                                                                                   2008       $15.925       $8.898         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.725         0
                                                                                   2005       $10.725      $11.040         0
                                                                                   2006       $11.040      $12.911         0
                                                                                   2007       $12.911      $12.746         0
                                                                                   2008       $12.746       $7.107         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.705         0
                                                                                   2005        $9.705       $9.983         0
                                                                                   2006        $9.983      $10.374         0
                                                                                   2007       $10.374      $12.810         0
                                                                                   2008       $12.810       $6.581         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.555         0
                                                                                   2005       $10.555      $10.761         0
                                                                                   2006       $10.761      $12.112         0
                                                                                   2007       $12.112      $12.419         0
                                                                                   2008       $12.419       $7.609         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.4



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.107         0
                                                                                   2005       $10.107      $10.042         0
                                                                                   2006       $10.042      $10.196         0
                                                                                   2007       $10.196      $10.346         0
                                                                                   2008       $10.346       $9.738         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.859         0
                                                                                   2005        $9.859       $9.880         0
                                                                                   2006        $9.880      $10.079         0
                                                                                   2007       $10.079      $10.313         0
                                                                                   2008       $10.313      $10.334         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.815         0
                                                                                   2005       $10.815      $12.526         0
                                                                                   2006       $12.526      $14.385         0
                                                                                   2007       $14.385      $16.415         0
                                                                                   2008       $16.415       $8.968         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.512         0
                                                                                   2005       $10.512      $11.035         0
                                                                                   2006       $11.035      $11.881         0
                                                                                   2007       $11.881      $12.774         0
                                                                                   2008       $12.774      $10.454         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.197         0
                                                                                   2005       $11.197      $11.599         0
                                                                                   2006       $11.599      $13.352         0
                                                                                   2007       $13.352      $15.393         0
                                                                                   2008       $15.393      $14.431         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.369         0
                                                                                   2005       $11.369      $12.477         0
                                                                                   2006       $12.477      $13.275         0
                                                                                   2007       $13.275      $17.683         0
                                                                                   2008       $17.683       $9.601         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.183         0
                                                                                   2005       $11.183      $11.995         0
                                                                                   2006       $11.995      $13.458         0
                                                                                   2007       $13.458      $14.060         0
                                                                                   2008       $14.060       $9.884         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.4



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.219         0
                                                                                   2005       $11.219      $12.133         0
                                                                                   2006       $12.133      $13.104         0
                                                                                   2007       $13.104      $13.558         0
                                                                                   2008       $13.558       $8.428         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.888         0
                                                                                   2006       $10.888      $12.938         0
                                                                                   2007       $12.938      $11.842         0
                                                                                   2008       $11.842       $7.398         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.215         0
                                                                                   2005       $10.215      $10.330         0
                                                                                   2006       $10.330      $11.874         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.756         0
                                                                                   2005       $10.756      $10.859         0
                                                                                   2006       $10.859      $11.684         0
                                                                                   2007       $11.684      $11.353         0
                                                                                   2008       $11.353       $7.650         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.311         0
                                                                                   2005       $10.311      $10.651         0
                                                                                   2006       $10.651      $12.229         0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.539         0
                                                                                   2005       $10.539      $10.487         0
                                                                                   2006       $10.487      $11.247         0
                                                                                   2007       $11.247      $11.133         0
                                                                                   2008       $11.133       $7.744         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.360         0
                                                                                   2005       $10.360      $10.529         0
                                                                                   2006       $10.529      $11.016         0
                                                                                   2007       $11.016      $11.923         0
                                                                                   2008       $11.923       $7.326         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.4



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.695         0
                                                                                   2005       $10.695      $11.161         0
                                                                                   2006       $11.161      $12.264         0
                                                                                   2007       $12.264      $13.155         0
                                                                                   2008       $13.155       $8.561         0
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.839         0
                                                                                   2005        $9.839      $10.076         0
                                                                                   2006       $10.076      $11.096         0
                                                                                   2007       $11.096      $11.060         0
                                                                                   2008       $11.060       $6.522         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.669         0
                                                                                   2005       $10.669      $10.673         0
                                                                                   2006       $10.673      $11.617         0
                                                                                   2007       $11.617      $11.770         0
                                                                                   2008       $11.770       $8.914         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.056         0
                                                                                   2005       $11.056      $11.478         0
                                                                                   2006       $11.478      $13.487         0
                                                                                   2007       $13.487      $14.146         0
                                                                                   2008       $14.146       $9.276         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.631         0
                                                                                   2006       $11.631      $11.647         0
                                                                                   2007       $11.647      $12.040         0
                                                                                   2008       $12.040       $5.962         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.270         0
                                                                                   2005       $11.270      $12.534         0
                                                                                   2006       $12.534      $14.343         0
                                                                                   2007       $14.343      $14.833         0
                                                                                   2008       $14.833       $8.629         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.203         0
                                                                                   2005       $11.203      $11.986         0
                                                                                   2006       $11.986      $13.400         0
                                                                                   2007       $13.400      $12.881         0
                                                                                   2008       $12.881       $7.786         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.4



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.272         0
                                                                                   2005       $10.272      $10.531         0
                                                                                   2006       $10.531      $10.493         0
                                                                                   2007       $10.493      $10.601         0
                                                                                   2008       $10.601      $10.090         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.853         0
                                                                                   2005        $9.853       $9.873         0
                                                                                   2006        $9.873      $10.072         0
                                                                                   2007       $10.072      $10.298         0
                                                                                   2008       $10.298      $10.267         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.484         0
                                                                                   2005       $10.484      $10.435         0
                                                                                   2006       $10.435      $10.247         0
                                                                                   2007       $10.247      $11.057         0
                                                                                   2008       $11.057      $10.021         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.174         0
                                                                                   2005       $10.174      $10.162         0
                                                                                   2006       $10.162      $10.291         0
                                                                                   2007       $10.291      $10.912         0
                                                                                   2008       $10.912      $11.152         0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.720         0
                                                                                   2005       $10.720      $10.739         0
                                                                                   2006       $10.739      $11.602         0
                                                                                   2007       $11.602      $10.809         0
                                                                                   2008       $10.809       $7.253         0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.110         0
                                                                                   2005       $11.110      $10.342         0
                                                                                   2006       $10.342      $11.231         0
                                                                                   2007       $11.231      $11.641         0
                                                                                   2008       $11.641      $10.513         0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.486         0
                                                                                   2005       $10.486      $11.627         0
                                                                                   2006       $11.627      $12.628         0
                                                                                   2007       $12.628      $15.111         0
                                                                                   2008       $15.111       $8.731         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.4



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.378         0
                                                                                   2005       $10.378      $10.691         0
                                                                                   2006       $10.691      $11.396         0
                                                                                   2007       $11.396      $12.498         0
                                                                                   2008       $12.498       $6.988         0
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $10.988         0
                                                                                   2005       $10.988      $11.110         0
                                                                                   2006       $11.110      $12.854         0
                                                                                   2007       $12.854      $12.910         0
                                                                                   2008       $12.910       $8.022         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.812         0
                                                                                   2005        $9.812       $9.587         0
                                                                                   2006        $9.587      $10.157         0
                                                                                   2007       $10.157      $10.303         0
                                                                                   2008       $10.303       $8.730         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $11.977         0
                                                                                   2005       $11.977      $15.416         0
                                                                                   2006       $15.416      $20.968         0
                                                                                   2007       $20.968      $28.130         0
                                                                                   2008       $28.130       $9.659         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.323         0
                                                                                   2005       $12.323      $18.225         0
                                                                                   2006       $18.225      $22.123         0
                                                                                   2007       $22.123      $31.349         0
                                                                                   2008       $31.349      $16.466         0
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $10.994         0
                                                                                   2005       $10.994      $11.911         0
                                                                                   2006       $11.911      $12.186         0
                                                                                   2007       $12.186      $13.970         0
                                                                                   2008       $13.970       $7.241         0
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.079         0
                                                                                   2005       $10.079      $10.150         0
                                                                                   2006       $10.150      $10.204         0
                                                                                   2007       $10.204      $10.646         0
                                                                                   2008       $10.646      $10.537         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

         with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2.4



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.965         0
                                                                                   2005       $10.965      $11.731         0
                                                                                   2006       $11.731      $13.266         0
                                                                                   2007       $13.266      $13.259         0
                                                                                   2008       $13.259       $8.763         0
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.273         0
                                                                                   2005       $10.273      $11.567         0
                                                                                   2006       $11.567      $11.709         0
                                                                                   2007       $11.709      $13.887         0
                                                                                   2008       $13.887       $6.858         0
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.716         0
                                                                                   2005       $12.716      $14.477         0
                                                                                   2006       $14.477      $19.433         0
                                                                                   2007       $19.433      $15.672         0
                                                                                   2008       $15.672       $9.465         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.433         0
                                                                                   2008        $9.433       $5.833         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.671         0
                                                                                   2008        $9.671       $6.070         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.678         0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/
                                  without ABR)

                            Mortality & Expense = 2.4

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund--Series II
                                                                                   2004       $10.000      $10.626         0
                                                                                   2005       $10.626      $10.918         0
                                                                                   2006       $10.918      $12.017         0
                                                                                   2007       $12.017      $11.869         0
                                                                                   2008       $11.869       $5.563         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund--Series II
                                                                                   2004       $10.000      $10.189         0
                                                                                   2005       $10.189      $10.782         0
                                                                                   2006       $10.782      $11.144         0
                                                                                   2007       $11.144      $12.132         0
                                                                                   2008       $12.132       $6.783         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund--Series II
                                                                                   2006       $10.000      $10.712         0
                                                                                   2007       $10.712      $11.259         0
                                                                                   2008       $11.259       $7.645         0
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund--Series II
                                                                                   2004       $10.000      $10.867         0
                                                                                   2005       $10.867      $11.360         0
                                                                                   2006       $11.360      $12.287         0
                                                                                   2007       $12.287      $13.084         0
                                                                                   2008       $13.084       $9.093         0
---------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio--Class S
                                                                                   2004       $10.000       $9.991         0
                                                                                   2005        $9.991      $10.878         0
                                                                                   2006       $10.878      $11.121         0
                                                                                   2007       $11.121      $12.963         0
                                                                                   2008       $12.963       $6.784         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio--Class S
                                                                                   2004       $10.000      $10.106         0
                                                                                   2005       $10.106      $11.243         0
                                                                                   2006       $11.243      $13.035         0
                                                                                   2007       $13.035      $16.917         0
                                                                                   2008       $16.917       $9.023         0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio--Class S
                                                                                   2004       $10.000      $10.510         0
                                                                                   2005       $10.510      $11.220         0
                                                                                   2006       $11.220      $12.016         0
                                                                                   2007       $12.016      $15.369         0
                                                                                   2008       $15.369       $6.219         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.104         0
                                                                                   2005       $10.104      $10.219         0
                                                                                   2006       $10.219      $10.670         0
                                                                                   2007       $10.670      $11.974         0
                                                                                   2008       $11.974       $8.295         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio--Service Class 2
                                                                                   2004       $10.000      $11.263         0
                                                                                   2005       $11.263      $12.804         0
                                                                                   2006       $12.804      $13.905         0
                                                                                   2007       $13.905      $15.893         0
                                                                                   2008       $15.893       $8.875         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.720         0
                                                                                   2005       $10.720      $11.030         0
                                                                                   2006       $11.030      $12.891         0
                                                                                   2007       $12.891      $12.721         0
                                                                                   2008       $12.721       $7.089         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.700         0
                                                                                   2005        $9.700       $9.974         0
                                                                                   2006        $9.974      $10.359         0
                                                                                   2007       $10.359      $12.784         0
                                                                                   2008       $12.784       $6.564         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.550         0
                                                                                   2005       $10.550      $10.750         0
                                                                                   2006       $10.750      $12.094         0
                                                                                   2007       $12.094      $12.395         0
                                                                                   2008       $12.395       $7.590         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.102         0
                                                                                   2005       $10.102      $10.032         0
                                                                                   2006       $10.032      $10.181         0
                                                                                   2007       $10.181      $10.325         0
                                                                                   2008       $10.325       $9.714         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio--Service Class 2
                                                                                   2004       $10.000       $9.855         0
                                                                                   2005        $9.855       $9.871         0
                                                                                   2006        $9.871      $10.064         0
                                                                                   2007       $10.064      $10.293         0
                                                                                   2008       $10.293      $10.308         0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio--Service Class 2
                                                                                   2004       $10.000      $10.810         0
                                                                                   2005       $10.810      $12.514         0
                                                                                   2006       $12.514      $14.364         0
                                                                                   2007       $14.364      $16.382         0
                                                                                   2008       $16.382       $8.946         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio--Service Shares
                                                                                   2004       $10.000      $10.507         0
                                                                                   2005       $10.507      $11.025         0
                                                                                   2006       $11.025      $11.863         0
                                                                                   2007       $11.863      $12.748         0
                                                                                   2008       $12.748      $10.428         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio--Service Shares
                                                                                   2004       $10.000      $11.192         0
                                                                                   2005       $11.192      $11.587         0
                                                                                   2006       $11.587      $13.332         0
                                                                                   2007       $13.332      $15.362         0
                                                                                   2008       $15.362      $14.400         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio--Service Shares
                                                                                   2004       $10.000      $11.364         0
                                                                                   2005       $11.364      $12.465         0
                                                                                   2006       $12.465      $13.256         0
                                                                                   2007       $13.256      $17.648         0
                                                                                   2008       $17.648       $9.577         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio--Service Shares
                                                                                   2004       $10.000      $11.178         0
                                                                                   2005       $11.178      $11.983         0
                                                                                   2006       $11.983      $13.438         0
                                                                                   2007       $13.438      $14.032         0
                                                                                   2008       $14.032       $9.859         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio--Service Shares
                                                                                   2004       $10.000      $11.213         0
                                                                                   2005       $11.213      $12.121         0
                                                                                   2006       $12.121      $13.085         0
                                                                                   2007       $13.085      $13.531         0
                                                                                   2008       $13.531       $8.407         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio--Service Shares
                                                                                   2005       $10.000      $10.884         0
                                                                                   2006       $10.884      $12.927         0
                                                                                   2007       $12.927      $11.826         0
                                                                                   2008       $11.826       $7.384         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio--Class II (1)
                                                                                   2004       $10.000      $10.210         0
                                                                                   2005       $10.210      $10.320         0
                                                                                   2006       $10.320      $11.856         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio--Class II
                                                                                   2004       $10.000      $10.751         0
                                                                                   2005       $10.751      $10.849         0
                                                                                   2006       $10.849      $11.667         0
                                                                                   2007       $11.667      $11.330         0
                                                                                   2008       $11.330       $7.631         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class II (2)
                                                                                   2004       $10.000      $10.306         0
                                                                                   2005       $10.306      $10.640         0
                                                                                   2006       $10.640      $12.210         0
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series--Service Class
                                                                                   2004       $10.000      $10.534         0
                                                                                   2005       $10.534      $10.476         0
                                                                                   2006       $10.476      $11.230         0
                                                                                   2007       $11.230      $11.111         0
                                                                                   2008       $11.111       $7.724         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series--Service Class
                                                                                   2004       $10.000      $10.355         0
                                                                                   2005       $10.355      $10.519         0
                                                                                   2006       $10.519      $11.000         0
                                                                                   2007       $11.000      $11.900         0
                                                                                   2008       $11.900       $7.307         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series--Service Class
                                                                                   2004       $10.000      $10.690         0
                                                                                   2005       $10.690      $11.150         0
                                                                                   2006       $11.150      $12.246         0
                                                                                   2007       $12.246      $13.129         0
                                                                                   2008       $13.129       $8.539         0
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series--Service Class
                                                                                   2004       $10.000       $9.834         0
                                                                                   2005        $9.834      $10.067         0
                                                                                   2006       $10.067      $11.079         0
                                                                                   2007       $11.079      $11.038         0
                                                                                   2008       $11.038       $6.505         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series--Service Class
                                                                                   2004       $10.000      $10.664         0
                                                                                   2005       $10.664      $10.663         0
                                                                                   2006       $10.663      $11.599         0
                                                                                   2007       $11.599      $11.747         0
                                                                                   2008       $11.747       $8.892         0
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series--Service Class
                                                                                   2004       $10.000      $11.051         0
                                                                                   2005       $11.051      $11.467         0
                                                                                   2006       $11.467      $13.467         0
                                                                                   2007       $13.467      $14.118         0
                                                                                   2008       $14.118       $9.253         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA--Service Shares (2)
                                                                                   2005       $10.000      $11.627         0
                                                                                   2006       $11.627      $11.637         0
                                                                                   2007       $11.637      $12.023         0
                                                                                   2008       $12.023       $5.950         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.264         0
                                                                                   2005       $11.264      $12.521         0
                                                                                   2006       $12.521      $14.322         0
                                                                                   2007       $14.322      $14.803         0
                                                                                   2008       $14.803       $8.607         0
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
                                                                                   2004       $10.000      $11.198         0
                                                                                   2005       $11.198      $11.974         0
                                                                                   2006       $11.974      $13.380         0
                                                                                   2007       $13.380      $12.855         0
                                                                                   2008       $12.855       $7.766         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)--Administrative Shares
                                                                                   2004       $10.000      $10.267         0
                                                                                   2005       $10.267      $10.521         0
                                                                                   2006       $10.521      $10.478         0
                                                                                   2007       $10.478      $10.580         0
                                                                                   2008       $10.580      $10.065         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio--Administrative Shares
                                                                                   2004       $10.000       $9.849         0
                                                                                   2005        $9.849       $9.864         0
                                                                                   2006        $9.864      $10.057         0
                                                                                   2007       $10.057      $10.277         0
                                                                                   2008       $10.277      $10.241         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.479         0
                                                                                   2005       $10.479      $10.425         0
                                                                                   2006       $10.425      $10.232         0
                                                                                   2007       $10.232      $11.035         0
                                                                                   2008       $11.035       $9.996         0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio--Administrative Shares
                                                                                   2004       $10.000      $10.169         0
                                                                                   2005       $10.169      $10.152         0
                                                                                   2006       $10.152      $10.276         0
                                                                                   2007       $10.276      $10.890         0
                                                                                   2008       $10.890      $11.124         0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
                                                                                   2004       $10.000      $10.717         0
                                                                                   2005       $10.717      $10.730         0
                                                                                   2006       $10.730      $11.587         0
                                                                                   2007       $11.587      $10.789         0
                                                                                   2008       $10.789       $7.235         0
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
                                                                                   2004       $10.000      $11.105         0
                                                                                   2005       $11.105      $10.332         0
                                                                                   2006       $10.332      $11.214         0
                                                                                   2007       $11.214      $11.618         0
                                                                                   2008       $11.618      $10.492         0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
                                                                                   2004       $10.000      $10.482         0
                                                                                   2005       $10.482      $11.616         0
                                                                                   2006       $11.616      $12.609         0
                                                                                   2007       $12.609      $15.081         0
                                                                                   2008       $15.081       $8.709         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio--II
                                                                                   2004       $10.000      $10.374         0
                                                                                   2005       $10.374      $10.680         0
                                                                                   2006       $10.680      $11.379         0
                                                                                   2007       $11.379      $12.473         0
                                                                                   2008       $12.473       $6.970         0
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio--II
                                                                                   2004       $10.000      $10.983         0
                                                                                   2005       $10.983      $11.099         0
                                                                                   2006       $11.099      $12.834         0
                                                                                   2007       $12.834      $12.884         0
                                                                                   2008       $12.884       $8.002         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
                                                                                   2004       $10.000       $9.808         0
                                                                                   2005        $9.808       $9.578         0
                                                                                   2006        $9.578      $10.142         0
                                                                                   2007       $10.142      $10.283         0
                                                                                   2008       $10.283       $8.708         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
                                                                                   2004       $10.000      $11.972         0
                                                                                   2005       $11.972      $15.401         0
                                                                                   2006       $15.401      $20.937         0
                                                                                   2007       $20.937      $28.074         0
                                                                                   2008       $28.074       $9.634         0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
                                                                                   2004       $10.000      $12.317         0
                                                                                   2005       $12.317      $18.207         0
                                                                                   2006       $18.207      $22.090         0
                                                                                   2007       $22.090      $31.287         0
                                                                                   2008       $31.287      $16.425         0
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth Portfolio, Class II
                                                                                   2004       $10.000      $10.989         0
                                                                                   2005       $10.989      $11.899         0
                                                                                   2006       $11.899      $12.168         0
                                                                                   2007       $12.168      $13.942         0
                                                                                   2008       $13.942       $7.223         0

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45



                                                                                                                        Number
                                                                                            Accumulation Accumulation  of Units
                                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                                  Ending    at Beginning    at End      at End
Sub Accounts                                                                   December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio, Class II
                                                                                   2004       $10.000      $10.075         0
                                                                                   2005       $10.075      $10.140         0
                                                                                   2006       $10.140      $10.189         0
                                                                                   2007       $10.189      $10.625         0
                                                                                   2008       $10.625      $10.510         0
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio, Class II
                                                                                   2004       $10.000      $10.960         0
                                                                                   2005       $10.960      $11.720         0
                                                                                   2006       $11.720      $13.246         0
                                                                                   2007       $13.246      $13.232         0
                                                                                   2008       $13.232       $8.741         0
---------------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II (3)
                                                                                   2004       $10.000      $10.268         0
                                                                                   2005       $10.268      $11.556         0
                                                                                   2006       $11.556      $11.691         0
                                                                                   2007       $11.691      $13.860         0
                                                                                   2008       $13.860       $6.841         0
---------------------------------------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II (3)
                                                                                   2004       $10.000      $12.711         0
                                                                                   2005       $12.711      $14.462         0
                                                                                   2006       $14.462      $19.404         0
                                                                                   2007       $19.404      $15.641         0
                                                                                   2008       $15.641       $9.441         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio--Class I
                                                                                   2007       $10.000       $9.430         0
                                                                                   2008        $9.430       $5.828         0
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors Portfolio--Class I
                                                                                   2007       $10.000       $9.668         0
                                                                                   2008        $9.668       $6.065         0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth--Service Shares
                                                                                   2008       $10.000       $6.661         0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select
                                 Contracts - SAI

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                           EACH VARIABLE SUB-ACCOUNT*

      with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                           Mortality & Expense = 2.45

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                 --------------------------------
                     Lincoln Benefit Life
                     Variable Annuity
                     Account
                     Financial Statements as of December 31,
                     2008 and for the periods ended
                     December 31, 2008 and 2007, and Report
                     of Independent Registered Public
                     Accounting Firm


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2008, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2008, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
April 17, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                     AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                      Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                        Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                     Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     ------------ ------------ --------------- --------------- --------------- ---------------
                                   AIM V. I.                      AIM V. I.                       AIM V. I.
                      AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                     Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                     ------------ ------------ --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value............. $ 9,081,546    $489,706     $ 5,501,363     $1,737,390      $4,819,557      $ 9,811,865
                     -----------    --------     -----------     ----------      ----------      -----------
   Total assets..... $ 9,081,546    $489,706     $ 5,501,363     $1,737,390      $4,819,557      $ 9,811,865
                     ===========    ========     ===========     ==========      ==========      ===========
NET ASSETS
Accumulation units.. $ 9,080,407    $485,664     $ 5,501,363     $1,737,390      $4,819,557      $ 9,811,865
Contracts in payout
  (annuitization)
  period............       1,139       4,042              --             --              --               --
                     -----------    --------     -----------     ----------      ----------      -----------
   Total net assets. $ 9,081,546    $489,706     $ 5,501,363     $1,737,390      $4,819,557      $ 9,811,865
                     ===========    ========     ===========     ==========      ==========      ===========
FUND SHARE
  INFORMATION
Number of shares....   2,215,011      28,994       1,351,686        104,599         245,645        1,151,627
                     ===========    ========     ===========     ==========      ==========      ===========
Cost of investments. $19,646,933    $730,464     $11,658,284     $2,450,288      $6,128,034      $14,196,182
                     ===========    ========     ===========     ==========      ==========      ===========
ACCUMULATION
  UNIT VALUE
   Lowest........... $      5.78    $   6.36     $      5.52     $     6.73      $     7.61      $      9.02
                     ===========    ========     ===========     ==========      ==========      ===========
   Highest.......... $      6.03    $   6.47     $      5.91     $     7.20      $     7.90      $      9.66
                     ===========    ========     ===========     ==========      ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                                  The Alger
                       The Alger      The Alger      The Alger      The Alger      The Alger    American Fund
                     American Fund  American Fund  American Fund  American Fund  American Fund   (Series - S)
                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                     -------------- -------------- -------------- -------------- -------------- --------------
                     Alger American Alger American                Alger American Alger American Alger American
                        Capital        Income &    Alger American     MidCap        SmallCap       Capital
                      Appreciation      Growth        LargeCap        Growth         Growth      Appreciation
                      Portfolio -    Portfolio -      Growth -     Portfolio -    Portfolio -    Portfolio -
                        Class O        Class O        Class O        Class O        Class O        Class S
                     -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
  value.............  $ 9,783,844     $6,152,396    $ 7,311,617    $12,757,689    $ 7,902,148     $3,339,782
                      -----------     ----------    -----------    -----------    -----------     ----------
   Total assets.....  $ 9,783,844     $6,152,396    $ 7,311,617    $12,757,689    $ 7,902,148     $3,339,782
                      ===========     ==========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units..  $ 9,778,247     $6,143,192    $ 7,297,191    $12,755,691    $ 7,900,678     $3,339,782
Contracts in payout
  (annuitization)
  period............        5,597          9,204         14,426          1,998          1,470             --
                      -----------     ----------    -----------    -----------    -----------     ----------
   Total net assets.  $ 9,783,844     $6,152,396    $ 7,311,617    $12,757,689    $ 7,902,148     $3,339,782
                      ===========     ==========    ===========    ===========    ===========     ==========
FUND SHARE
  INFORMATION
Number of shares....      321,943        854,499        276,118      1,812,172        449,496        111,811
                      ===========     ==========    ===========    ===========    ===========     ==========
Cost of investments.  $11,565,802     $9,066,233    $11,200,992    $32,206,391    $10,384,471     $4,641,557
                      ===========     ==========    ===========    ===========    ===========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $      5.39     $     5.01    $      4.53    $      5.96    $      4.73     $     8.95
                      ===========     ==========    ===========    ===========    ===========     ==========
   Highest..........  $     13.72     $     9.56    $      8.68    $     11.11    $      7.90     $     9.58
                      ===========     ==========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                       DWS         DWS
                                                   Investment  Investment
                       The Alger      The Alger     Variable    Variable
                     American Fund  American Fund   Insurance   Insurance         DWS               DWS
                      (Series - S)   (Series - S)  Trust Funds Trust Funds Variable Series I Variable Series I
                      Sub-Account    Sub-Account   Sub-Account Sub-Account    Sub-Account       Sub-Account
                     -------------- -------------- ----------- ----------- ----------------- -----------------
                     Alger American Alger American
                        LargeCap        MidCap
                         Growth         Growth         DWS         DWS                              DWS
                      Portfolio -    Portfolio -   Equity 500   Small Cap         DWS             Global
                        Class S        Class S      Index VIP   Index VIP     Bond VIP A     Opportunities VIP
                     -------------- -------------- ----------- ----------- ----------------- -----------------
ASSETS
Investments at fair
  value.............   $7,546,979    $ 6,871,001   $2,150,004  $  708,392     $ 8,438,185       $5,586,551
                       ----------    -----------   ----------  ----------     -----------       ----------
   Total assets.....   $7,546,979    $ 6,871,001   $2,150,004  $  708,392     $ 8,438,185       $5,586,551
                       ==========    ===========   ==========  ==========     ===========       ==========
NET ASSETS
Accumulation units..   $7,546,979    $ 6,871,001   $2,150,004  $  708,392     $ 8,417,938       $5,583,689
Contracts in payout
  (annuitization)
  period............           --             --           --          --          20,247            2,862
                       ----------    -----------   ----------  ----------     -----------       ----------
   Total net assets.   $7,546,979    $ 6,871,001   $2,150,004  $  708,392     $ 8,438,185       $5,586,551
                       ==========    ===========   ==========  ==========     ===========       ==========
FUND SHARE
  INFORMATION
Number of shares....      287,723      1,001,604      225,367      82,180       1,534,216          717,144
                       ==========    ===========   ==========  ==========     ===========       ==========
Cost of investments.   $9,923,497    $17,189,752   $2,801,240  $1,062,856     $10,527,744       $9,677,938
                       ==========    ===========   ==========  ==========     ===========       ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     6.73    $      6.17   $     9.45  $    11.38     $     10.79       $     6.92
                       ==========    ===========   ==========  ==========     ===========       ==========
   Highest..........   $     9.15    $      6.60   $     9.89  $    11.92     $     13.84       $    13.09
                       ==========    ===========   ==========  ==========     ===========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                              Federated      Federated    Federated
                            DWS               DWS               DWS           Insurance      Insurance    Insurance
                     Variable Series I Variable Series I Variable Series II     Series        Series       Series
                        Sub-Account       Sub-Account       Sub-Account      Sub-Account    Sub-Account  Sub-Account
                     ----------------- ----------------- ------------------ -------------- ------------- -----------
                                                                                             Federated    Federated
                            DWS                                               Federated    Fund for U.S.    High
                        Growth and            DWS               DWS            Capital      Government   Income Bond
                       Income VIP A    International VIP   Balanced VIP A   Income Fund II Securities II   Fund II
                     ----------------- ----------------- ------------------ -------------- ------------- -----------
ASSETS
Investments at fair
  value.............    $1,359,714        $3,363,012         $5,723,283       $3,846,359    $28,120,328  $12,901,546
                        ----------        ----------         ----------       ----------    -----------  -----------
   Total assets.....    $1,359,714        $3,363,012         $5,723,283       $3,846,359    $28,120,328  $12,901,546
                        ==========        ==========         ==========       ==========    ===========  ===========
NET ASSETS
Accumulation units..    $1,359,714        $3,357,811         $5,713,365       $3,826,986    $27,966,070  $12,876,803
Contracts in payout
  (annuitization)
  period............            --             5,201              9,918           19,373        154,258       24,743
                        ----------        ----------         ----------       ----------    -----------  -----------
   Total net assets.    $1,359,714        $3,363,012         $5,723,283       $3,846,359    $28,120,328  $12,901,546
                        ==========        ==========         ==========       ==========    ===========  ===========
FUND SHARE
  INFORMATION
Number of shares....       265,569           515,799            329,682          530,532      2,455,924    2,564,920
                        ==========        ==========         ==========       ==========    ===========  ===========
Cost of investments.    $2,289,612        $5,672,742         $7,110,664       $5,058,811    $27,970,088  $19,147,476
                        ==========        ==========         ==========       ==========    ===========  ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $     5.95        $     5.50         $     8.40       $     7.01    $     13.39  $      9.37
                        ==========        ==========         ==========       ==========    ===========  ===========
   Highest..........    $     6.92        $     8.08         $     8.58       $    12.81    $     17.63  $     14.13
                        ==========        ==========         ==========       ==========    ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                       Fidelity      Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                       Variable      Variable      Variable      Variable      Variable      Variable
                       Insurance     Insurance     Insurance     Insurance     Insurance     Insurance
                     Products Fund Products Fund Products Fund Products Fund Products Fund Products Fund
                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                     ------------- ------------- ------------- ------------- ------------- -------------
                       VIP Asset        VIP           VIP                                    VIP Money
                        Manager     Contrafund   Equity-Income  VIP Growth   VIP Index 500    Market
                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value.............  $ 7,526,760   $40,234,690   $22,742,955   $17,120,866   $27,556,888   $61,458,736
                      -----------   -----------   -----------   -----------   -----------   -----------
   Total assets.....  $ 7,526,760   $40,234,690   $22,742,955   $17,120,866   $27,556,888   $61,458,736
                      ===========   ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation units..  $ 7,514,206   $40,186,067   $22,725,378   $17,110,384   $27,528,428   $61,413,467
Contracts in payout
  (annuitization)
  period............       12,554        48,623        17,577        10,482        28,460        45,269
                      -----------   -----------   -----------   -----------   -----------   -----------
   Total net assets.  $ 7,526,760   $40,234,690   $22,742,955   $17,120,866   $27,556,888   $61,458,736
                      ===========   ===========   ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of shares....      730,045     2,614,340     1,725,566       727,619       277,819    61,458,736
                      ===========   ===========   ===========   ===========   ===========   ===========
Cost of investments.  $10,708,791   $66,132,473   $39,307,870   $26,228,684   $36,382,775   $61,458,736
                      ===========   ===========   ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $      8.31   $      8.46   $      8.12   $      4.36   $      6.12   $     11.24
                      ===========   ===========   ===========   ===========   ===========   ===========
   Highest..........  $     14.86   $     18.38   $     18.29   $     15.68   $      8.93   $     14.86
                      ===========   ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------


                                       Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                       Fidelity        Variable          Variable          Variable          Variable          Variable
                       Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                       Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                     Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                      Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                       VIP Asset                              VIP
                          VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                       Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                     ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value.............  $12,213,013     $4,201,035        $23,561,873       $20,323,885       $10,104,721       $26,883,903
                      -----------     ----------        -----------       -----------       -----------       -----------
   Total assets.....  $12,213,013     $4,201,035        $23,561,873       $20,323,885       $10,104,721       $26,883,903
                      ===========     ==========        ===========       ===========       ===========       ===========
NET ASSETS
Accumulation units..  $12,192,860     $4,201,035        $23,561,873       $20,306,567       $10,104,721       $26,872,723
Contracts in payout
  (annuitization)
  period............       20,153             --                 --            17,318                --            11,180
                      -----------     ----------        -----------       -----------       -----------       -----------
   Total net assets.  $12,213,013     $4,201,035        $23,561,873       $20,323,885       $10,104,721       $26,883,903
                      ===========     ==========        ===========       ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of shares....    1,003,534        413,895          1,556,266         1,563,376           433,493           272,933
                      ===========     ==========        ===========       ===========       ===========       ===========
Cost of investments.  $18,479,033     $5,967,623        $43,431,612       $35,862,792       $13,851,332       $37,052,193
                      ===========     ==========        ===========       ===========       ===========       ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $      6.94     $     8.23        $      8.81       $      7.04       $      6.51       $      7.53
                      ===========     ==========        ===========       ===========       ===========       ===========
   Highest..........  $     13.63     $     8.81        $      9.43       $      7.70       $      9.01       $      8.06
                      ===========     ==========        ===========       ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------


                         Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable
                         Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                       Products Fund     Products Fund     Products Fund      Variable        Variable       J.P. Morgan
                     (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust Series Trust II
                        Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                     ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                                 VIT             VIT
                      VIP Investment       VIP Money                          Strategic      Structured
                        Grade Bond          Market         VIP Overseas     International       Small           Small
                     (Service Class 2) (Service Class 2) (Service Class 2)     Equity        Cap Equity        Company
                     ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............    $40,204,455       $58,299,986       $23,962,570      $1,896,975      $1,455,904      $1,761,622
                        -----------       -----------       -----------      ----------      ----------      ----------
   Total assets.....    $40,204,455       $58,299,986       $23,962,570      $1,896,975      $1,455,904      $1,761,622
                        ===========       ===========       ===========      ==========      ==========      ==========
NET ASSETS
Accumulation units..    $40,119,197       $58,299,986       $23,962,163      $1,889,839      $1,429,872      $1,757,319
Contracts in payout
  (annuitization)
  period............         85,258                --               407           7,136          26,032           4,303
                        -----------       -----------       -----------      ----------      ----------      ----------
   Total net assets.    $40,204,455       $58,299,986       $23,962,570      $1,896,975      $1,455,904      $1,761,622
                        ===========       ===========       ===========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of shares....      3,459,936        58,299,986         1,985,300         295,940         208,582         179,027
                        ===========       ===========       ===========      ==========      ==========      ==========
Cost of investments.    $43,118,541       $58,299,986       $38,756,240      $3,056,008      $2,538,883      $2,529,751
                        ===========       ===========       ===========      ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $      9.64       $     10.23       $      8.88      $     7.30      $    10.64      $    10.22
                        ===========       ===========       ===========      ==========      ==========      ==========
   Highest..........    $     11.84       $     10.95       $     10.56      $     7.43      $    10.83      $    10.41
                        ===========       ===========       ===========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------


                     Janus Aspen  Janus Aspen  Janus Aspen Janus Aspen  Janus Aspen   Janus Aspen
                       Series       Series       Series      Series        Series       Series
                     Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account   Sub-Account
                     ----------- ------------- ----------- ----------- -------------- -----------
                                                  Forty     Large Cap                  Worldwide
                      Balanced   Flexible Bond  Portfolio    Growth    Mid Cap Growth   Growth
                     ----------- ------------- ----------- ----------- -------------- -----------
ASSETS
Investments at fair
  value............. $31,672,751  $16,770,319  $4,180,881  $13,797,601  $14,800,715   $13,547,201
                     -----------  -----------  ----------  -----------  -----------   -----------
   Total assets..... $31,672,751  $16,770,319  $4,180,881  $13,797,601  $14,800,715   $13,547,201
                     ===========  ===========  ==========  ===========  ===========   ===========
NET ASSETS
Accumulation units.. $31,622,788  $16,748,655  $4,180,881  $13,794,946  $14,796,499   $13,542,176
Contracts in payout
  (annuitization)
  period............      49,963       21,664          --        2,655        4,216         5,025
                     -----------  -----------  ----------  -----------  -----------   -----------
   Total net assets. $31,672,751  $16,770,319  $4,180,881  $13,797,601  $14,800,715   $13,547,201
                     ===========  ===========  ==========  ===========  ===========   ===========
FUND SHARE
  INFORMATION
Number of shares....   1,383,090    1,443,229     182,015      873,266      696,177       703,020
                     ===========  ===========  ==========  ===========  ===========   ===========
Cost of investments. $33,294,400  $17,095,546  $5,214,816  $20,943,010  $23,191,312   $21,559,394
                     ===========  ===========  ==========  ===========  ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest........... $     10.22  $     14.31  $     9.81  $      4.42  $      3.59   $      4.04
                     ===========  ===========  ==========  ===========  ===========   ===========
   Highest.......... $     28.67  $     22.40  $    10.19  $     15.69  $     19.03   $     16.26
                     ===========  ===========  ==========  ===========  ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------


                       Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                          Series           Series           Series           Series           Series           Series
                     (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                     ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                            INTECH
                                                         Risk-Managed    International                     Small Company
                         Balanced     Forty Portfolio   Core Portfolio       Growth       Mid Cap Value        Value
                     (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                     ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
  value.............    $8,198,276       $5,182,481       $3,373,886      $ 5,721,438      $15,708,394       $3,908,465
                        ----------       ----------       ----------      -----------      -----------       ----------
   Total assets.....    $8,198,276       $5,182,481       $3,373,886      $ 5,721,438      $15,708,394       $3,908,465
                        ==========       ==========       ==========      ===========      ===========       ==========
NET ASSETS
Accumulation units..    $8,198,276       $5,182,481       $3,373,886      $ 5,720,128      $15,708,394       $3,908,465
Contracts in payout
  (annuitization)
  period............            --               --               --            1,310               --               --
                        ----------       ----------       ----------      -----------      -----------       ----------
   Total net assets.    $8,198,276       $5,182,481       $3,373,886      $ 5,721,438      $15,708,394       $3,908,465
                        ==========       ==========       ==========      ===========      ===========       ==========
FUND SHARE
  INFORMATION
Number of shares....       345,191          228,102          425,996          219,971        1,476,353          348,970
                        ==========       ==========       ==========      ===========      ===========       ==========
Cost of investments.    $9,224,257       $6,965,951       $5,422,157      $13,125,258      $22,342,251       $6,054,409
                        ==========       ==========       ==========      ===========      ===========       ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $    10.35       $     9.50       $     8.34      $      6.61      $      9.79       $     7.34
                        ==========       ==========       ==========      ===========      ===========       ==========
   Highest..........    $    11.07       $    10.17       $     8.93      $      8.76      $     10.47       $     7.72
                        ==========       ==========       ==========      ===========      ===========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------


                       Janus Aspen       Lazard       Lazard        Legg Mason        Legg Mason         Legg Mason
                          Series       Retirement   Retirement   Partners Variable Partners Variable Partners Variable
                     (Service Shares) Series, Inc. Series, Inc.    Income Trust      Income Trust       Portfolios I
                       Sub-Account    Sub-Account   Sub-Account     Sub-Account       Sub-Account       Sub-Account
                     ---------------- ------------ ------------- ----------------- ----------------- ------------------
                                                                    Legg Mason        Legg Mason
                        Worldwide       Emerging                     Variable       Variable Global      Legg Mason
                          Growth        Markets    International    Fundamental       High Yield     Variable Investors
                     (Service Shares)    Equity       Equity      Value Portfolio       Bond II         Portfolio I
                     ---------------- ------------ ------------- ----------------- ----------------- ------------------
ASSETS
Investments at fair
  value.............    $1,295,755     $5,558,872   $1,316,753      $5,744,615        $16,664,290       $ 8,642,749
                        ----------     ----------   ----------      ----------        -----------       -----------
   Total assets.....    $1,295,755     $5,558,872   $1,316,753      $5,744,615        $16,664,290       $ 8,642,749
                        ==========     ==========   ==========      ==========        ===========       ===========
NET ASSETS
Accumulation units..    $1,295,755     $5,496,731   $1,316,753      $5,717,338        $16,664,290       $ 8,614,403
Contracts in payout
  (annuitization)
  period............            --         62,141           --          27,277                 --            28,346
                        ----------     ----------   ----------      ----------        -----------       -----------
   Total net assets.    $1,295,755     $5,558,872   $1,316,753      $5,744,615        $16,664,290       $ 8,642,749
                        ==========     ==========   ==========      ==========        ===========       ===========
FUND SHARE
  INFORMATION
Number of shares....        67,841        479,627      159,994         428,064          3,120,654           850,664
                        ==========     ==========   ==========      ==========        ===========       ===========
Cost of investments.    $1,785,405     $8,649,891   $1,866,856      $9,944,154        $27,698,154       $11,888,521
                        ==========     ==========   ==========      ==========        ===========       ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $     5.95     $    19.29   $     8.34      $     5.81        $      7.57       $      6.05
                        ==========     ==========   ==========      ==========        ===========       ===========
   Highest..........    $     6.97     $    22.19   $     8.49      $     5.95        $      8.10       $      8.78
                        ==========     ==========   ==========      ==========        ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                                                      MFS Variable
                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable   Insurance Trust
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust (Service Class)
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                                      MFS Investors      MFS New                        MFS Total    MFS High Income
                       MFS Growth         Trust         Discovery     MFS Research       Return      (Service Class)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $4,087,727      $3,372,575      $5,318,202      $1,681,737      $17,923,802     $5,978,001
                       ----------      ----------      ----------      ----------      -----------     ----------
   Total assets.....   $4,087,727      $3,372,575      $5,318,202      $1,681,737      $17,923,802     $5,978,001
                       ==========      ==========      ==========      ==========      ===========     ==========
NET ASSETS
Accumulation units..   $4,083,499      $3,371,099      $5,316,437      $1,681,737      $17,878,707     $5,967,207
Contracts in payout
  (annuitization)
  period............        4,228           1,476           1,765              --           45,095         10,794
                       ----------      ----------      ----------      ----------      -----------     ----------
   Total net assets.   $4,087,727      $3,372,575      $5,318,202      $1,681,737      $17,923,802     $5,978,001
                       ==========      ==========      ==========      ==========      ===========     ==========
FUND SHARE
  INFORMATION
Number of shares....      261,698         230,367         646,197         130,367        1,162,374        964,194
                       ==========      ==========      ==========      ==========      ===========     ==========
Cost of investments.   $5,587,761      $4,266,085      $8,801,352      $2,127,960      $22,563,007     $9,140,631
                       ==========      ==========      ==========      ==========      ===========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     4.09      $     6.89      $     5.32      $     5.68      $     11.15     $     7.67
                       ==========      ==========      ==========      ==========      ===========     ==========
   Highest..........   $     8.53      $     8.51      $    11.67      $     8.53      $     12.87     $     8.20
                       ==========      ==========      ==========      ==========      ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust
                     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                      MFS Investor    MFS Investors      MFS New        MFS Total
                      Growth Stock        Trust         Discovery        Return       MFS Utilities     MFS Value
                     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $ 9,535,027     $1,743,903      $3,690,107      $11,503,291     $5,263,576      $4,726,437
                       -----------     ----------      ----------      -----------     ----------      ----------
   Total assets.....   $ 9,535,027     $1,743,903      $3,690,107      $11,503,291     $5,263,576      $4,726,437
                       ===========     ==========      ==========      ===========     ==========      ==========
NET ASSETS
Accumulation units..   $ 9,535,027     $1,743,903      $3,669,858      $11,490,959     $5,246,039      $4,726,437
Contracts in payout
  (annuitization)
  period............            --             --          20,249           12,332         17,537              --
                       -----------     ----------      ----------      -----------     ----------      ----------
   Total net assets.   $ 9,535,027     $1,743,903      $3,690,107      $11,503,291     $5,263,576      $4,726,437
                       ===========     ==========      ==========      ===========     ==========      ==========
FUND SHARE
  INFORMATION
Number of shares....     1,371,946        119,774         460,688          754,809        292,258         488,773
                       ===========     ==========      ==========      ===========     ==========      ==========
Cost of investments.   $13,100,286     $2,285,701      $6,334,542      $15,204,440     $7,013,775      $6,121,587
                       ===========     ==========      ==========      ===========     ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $      7.25     $     8.47      $     6.28      $      8.82     $    12.61      $     9.18
                       ===========     ==========      ==========      ===========     ==========      ==========
   Highest..........   $      7.76     $     9.07      $     7.14      $      9.44     $    16.41      $     9.83
                       ===========     ==========      ==========      ===========     ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                       Oppenheimer     Oppenheimer     Oppenheimer
                        Variable        Variable        Variable     Panorama Series    PIMCO        PIMCO
                      Account Funds   Account Funds   Account Funds    Fund, Inc.      Variable    Variable
                     (Service Shares (Service Shares (Service Shares (Service Shares  Insurance    Insurance
                         ("SS"))         ("SS"))         ("SS"))         ("SS"))        Trust        Trust
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account   Sub-Account  Sub-Account
                     --------------- --------------- --------------- --------------- ------------ -----------
                       Oppenheimer     Oppenheimer
                         Global        Main Street     Oppenheimer     Oppenheimer   Foreign Bond
                       Securities       Small Cap        Mid Cap      International  (US Dollar-     Money
                          (SS)          Fund (SS)       Fund (SS)      Growth (SS)     Hedged)      Market
                     --------------- --------------- --------------- --------------- ------------ -----------
ASSETS
Investments at fair
  value.............   $10,198,459     $26,978,532     $1,622,443      $1,937,643    $21,138,661  $52,389,961
                       -----------     -----------     ----------      ----------    -----------  -----------
   Total assets.....   $10,198,459     $26,978,532     $1,622,443      $1,937,643    $21,138,661  $52,389,961
                       ===========     ===========     ==========      ==========    ===========  ===========
NET ASSETS
Accumulation units..   $10,198,459     $26,973,502     $1,622,443      $1,936,358    $21,122,084  $52,334,295
Contracts in payout
  (annuitization)
  period............            --           5,030             --           1,285         16,577       55,666
                       -----------     -----------     ----------      ----------    -----------  -----------
   Total net assets.   $10,198,459     $26,978,532     $1,622,443      $1,937,643    $21,138,661  $52,389,961
                       ===========     ===========     ==========      ==========    ===========  ===========
FUND SHARE
  INFORMATION
Number of shares....       509,414       2,559,633         60,024       1,550,114      2,206,541   52,389,961
                       ===========     ===========     ==========      ==========    ===========  ===========
Cost of investments.   $15,529,356     $39,450,301     $2,879,335      $2,435,045    $22,440,612  $52,389,961
                       ===========     ===========     ==========      ==========    ===========  ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $      8.54     $      7.71     $     5.92      $     9.59    $      9.99  $     10.16
                       ===========     ===========     ==========      ==========    ===========  ===========
   Highest..........   $      9.14     $     10.41     $     6.22      $    10.55    $     13.42  $     11.62
                       ===========     ===========     ==========      ==========    ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                        PIMCO       PIMCO         PIMCO
                      Variable    Variable      Variable
                      Insurance   Insurance     Insurance     Premier     Premier     Premier
                        Trust       Trust         Trust         VIT         VIT         VIT
                     Sub-Account Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                     ----------- ------------ ------------- ----------- ----------- -----------
                                              StocksPLUS(R)
                                               Growth and
                     PIMCO Real  PIMCO Total     Income        NACM        OpCap       OpCap
                       Return      Return       Portfolio    Small Cap   Balanced     Equity
                     ----------- ------------ ------------- ----------- ----------- -----------
ASSETS
Investments at fair
  value............. $31,314,603 $101,180,577  $3,130,471   $ 9,152,240 $11,923,990 $2,970,828
                     ----------- ------------  ----------   ----------- ----------- ----------
   Total assets..... $31,314,603 $101,180,577  $3,130,471   $ 9,152,240 $11,923,990 $2,970,828
                     =========== ============  ==========   =========== =========== ==========
NET ASSETS
Accumulation units.. $31,314,603 $101,120,525  $3,119,980   $ 9,115,921 $11,904,876 $2,970,828
Contracts in payout
  (annuitization)
  period............          --       60,052      10,491        36,319      19,114         --
                     ----------- ------------  ----------   ----------- ----------- ----------
   Total net assets. $31,314,603 $101,180,577  $3,130,471   $ 9,152,240 $11,923,990 $2,970,828
                     =========== ============  ==========   =========== =========== ==========
FUND SHARE
  INFORMATION
Number of shares....   2,781,048    9,813,829     530,588       682,494   2,027,889    168,224
                     =========== ============  ==========   =========== =========== ==========
Cost of investments. $34,906,882 $101,459,868  $4,933,379   $18,908,979 $19,836,293 $5,315,453
                     =========== ============  ==========   =========== =========== ==========
ACCUMULATION
  UNIT VALUE
   Lowest........... $      9.92 $      11.04  $     6.79   $      7.89 $      7.18 $     8.35
                     =========== ============  ==========   =========== =========== ==========
   Highest.......... $     11.28 $      15.55  $     6.91   $     14.09 $      7.70 $     8.51
                     =========== ============  ==========   =========== =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                       RidgeWorth      RidgeWorth
                     Putnam Variable Putnam Variable     Capital         Capital     Rydex Variable Rydex Variable
                          Trust           Trust      Management, Inc Management, Inc     Trust          Trust
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                     --------------- --------------- --------------- --------------- -------------- --------------
                                           VT
                                      International    RidgeWorth      RidgeWorth       Rydex VT
                                       Growth and       Large Cap    Large Cap Value   Nasdaq 100    Rydex Sector
                      VT High Yield      Income       Growth Stock       Equity      Strategy Fund     Rotation
                     --------------- --------------- --------------- --------------- -------------- --------------
ASSETS
Investments at fair
  value.............   $4,838,261      $4,787,305      $1,204,070      $1,806,463      $1,048,373     $2,746,351
                       ----------      ----------      ----------      ----------      ----------     ----------
   Total assets.....   $4,838,261      $4,787,305      $1,204,070      $1,806,463      $1,048,373     $2,746,351
                       ==========      ==========      ==========      ==========      ==========     ==========
NET ASSETS
Accumulation
  units.............   $4,838,261      $4,787,305      $1,204,070      $1,797,911      $1,048,373     $2,746,351
Contracts in payout
  (annuitization)
  period............           --              --              --           8,552              --             --
                       ----------      ----------      ----------      ----------      ----------     ----------
   Total net
     assets.........   $4,838,261      $4,787,305      $1,204,070      $1,806,463      $1,048,373     $2,746,351
                       ==========      ==========      ==========      ==========      ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....      971,538         670,491         132,900         168,828          99,845        303,464
                       ==========      ==========      ==========      ==========      ==========     ==========
Cost of
  investments.......   $7,087,097      $9,473,331      $2,049,986      $2,580,578      $1,252,268     $3,915,138
                       ==========      ==========      ==========      ==========      ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $    10.18      $     9.75      $     5.86      $     8.45      $     3.65     $     8.64
                       ==========      ==========      ==========      ==========      ==========     ==========
   Highest..........   $    10.81      $    10.64      $     6.52      $    10.62      $     6.34     $    11.89
                       ==========      ==========      ==========      ==========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                           T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price
                              Equity        Equity        Equity         Equity          Equity      International
                           Series, Inc.  Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II Series, Inc.
                            Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account    Sub-Account
                           ------------- ------------- ------------- --------------- --------------- -------------
                           T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price
                              Equity        Mid-Cap     New America     Blue Chip        Equity      International
                              Income        Growth        Growth        Growth II       Income II        Stock
                           ------------- ------------- ------------- --------------- --------------- -------------
ASSETS
Investments at fair value.  $17,463,759   $11,981,494   $2,473,040     $18,946,990     $31,713,463    $3,960,835
                            -----------   -----------   ----------     -----------     -----------    ----------
   Total assets...........  $17,463,759   $11,981,494   $2,473,040     $18,946,990     $31,713,463    $3,960,835
                            ===========   ===========   ==========     ===========     ===========    ==========
NET ASSETS
Accumulation units........  $17,445,441   $11,976,565   $2,473,040     $18,946,990     $31,713,463    $3,958,403
Contracts in payout
  (annuitization) period..       18,318         4,929           --              --              --         2,432
                            -----------   -----------   ----------     -----------     -----------    ----------
   Total net assets.......  $17,463,759   $11,981,494   $2,473,040     $18,946,990     $31,713,463    $3,960,835
                            ===========   ===========   ==========     ===========     ===========    ==========
FUND SHARE
  INFORMATION
Number of shares..........    1,217,835       862,599      193,812       2,827,909       2,216,175       480,684
                            ===========   ===========   ==========     ===========     ===========    ==========
Cost of investments.......  $25,135,148   $16,628,813   $3,584,200     $26,112,234     $48,539,721    $6,561,181
                            ===========   ===========   ==========     ===========     ===========    ==========
ACCUMULATION UNIT
  VALUE
   Lowest.................  $     10.34   $      9.64   $     5.82     $      6.92     $      7.94    $     5.60
                            ===========   ===========   ==========     ===========     ===========    ==========
   Highest................  $     11.57   $     14.93   $     7.46     $      7.40     $      8.50    $     7.88
                            ===========   ===========   ==========     ===========     ===========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------


                                                                              The Universal   The Universal
                     The Universal The Universal The Universal The Universal  Institutional   Institutional
                     Institutional Institutional Institutional Institutional   Funds, Inc.     Funds, Inc.
                      Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.     (Class II)      (Class II)
                      Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account
                     ------------- ------------- ------------- -------------- -------------- ----------------
                      Van Kampen    Van Kampen    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen UIF
                      UIF Capital    UIF High     UIF Mid Cap   U.S. Mid Cap  Capital Growth U.S. Real Estate
                        Growth         Yield        Growth         Value        (Class II)      (Class II)
                     ------------- ------------- ------------- -------------- -------------- ----------------
ASSETS
Investments at fair
  value.............  $11,248,056   $3,622,349    $2,902,160    $19,856,271     $1,799,354     $17,568,546
                      -----------   ----------    ----------    -----------     ----------     -----------
   Total assets.....  $11,248,056   $3,622,349    $2,902,160    $19,856,271     $1,799,354     $17,568,546
                      ===========   ==========    ==========    ===========     ==========     ===========
NET ASSETS
Accumulation units..  $11,226,823   $3,601,358    $2,894,431    $19,837,874     $1,799,354     $17,568,546
Contracts in payout
  (annuitization)
  period............       21,233       20,991         7,729         18,397             --              --
                      -----------   ----------    ----------    -----------     ----------     -----------
   Total net assets.  $11,248,056   $3,622,349    $2,902,160    $19,856,271     $1,799,354     $17,568,546
                      ===========   ==========    ==========    ===========     ==========     ===========
FUND SHARE
  INFORMATION
Number of shares....    1,103,833      399,818       499,511      2,582,090        178,685       2,158,298
                      ===========   ==========    ==========    ===========     ==========     ===========
Cost of investments.  $14,508,950   $9,830,427    $5,096,714    $37,808,024     $2,475,091     $37,137,353
                      ===========   ==========    ==========    ===========     ==========     ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $      7.33   $     8.61    $     7.79    $      8.86     $     6.79     $      9.37
                      ===========   ==========    ==========    ===========     ==========     ===========
   Highest..........  $      7.62   $     9.70    $     7.93    $     11.42     $     7.26     $     13.38
                      ===========   ==========    ==========    ===========     ==========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                                      Van Kampen  Van Kampen  Van Kampen
                                                                         Life        Life        Life
                         Van Eck         Van Eck          Van Eck     Investment  Investment  Investment
                        Worldwide       Worldwide        Worldwide       Trust       Trust       Trust
                     Insurance Trust Insurance Trust  Insurance Trust (Class II)  (Class II)  (Class II)
                       Sub-Account     Sub-Account      Sub-Account   Sub-Account Sub-Account Sub-Account
                     --------------- ---------------- --------------- ----------- ----------- -----------
                                                                                      LIT
                         Van Eck         Van Eck          Van Eck         LIT     Growth and    LIT Mid
                        Worldwide       Worldwide        Worldwide    Government    Income    Cap Growth
                     Absolute Return Emerging Markets   Hard Assets   (Class II)  (Class II)  (Class II)
                     --------------- ---------------- --------------- ----------- ----------- -----------
ASSETS
Investments at fair
  value.............   $2,223,384      $ 3,810,708      $ 7,069,565   $11,594,340 $36,666,813 $4,677,023
                       ----------      -----------      -----------   ----------- ----------- ----------
   Total assets.....   $2,223,384      $ 3,810,708      $ 7,069,565   $11,594,340 $36,666,813 $4,677,023
                       ==========      ===========      ===========   =========== =========== ==========
NET ASSETS
Accumulation units..   $2,223,384      $ 3,810,708      $ 7,069,565   $11,573,298 $36,637,626 $4,677,023
Contracts in payout
  (annuitization)
  period............           --               --               --        21,042      29,187         --
                       ----------      -----------      -----------   ----------- ----------- ----------
   Total net assets.   $2,223,384      $ 3,810,708      $ 7,069,565   $11,594,340 $36,666,813 $4,677,023
                       ==========      ===========      ===========   =========== =========== ==========
FUND SHARE
  INFORMATION
Number of shares....      246,769          648,080          377,043     1,252,089   2,674,458  2,292,658
                       ==========      ===========      ===========   =========== =========== ==========
Cost of investments.   $2,491,039      $14,054,326      $11,637,856   $11,457,351 $49,936,953 $9,906,348
                       ==========      ===========      ===========   =========== =========== ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     8.64      $      9.56      $     16.30   $     10.43 $      8.68 $     7.17
                       ==========      ===========      ===========   =========== =========== ==========
   Highest..........   $     9.25      $     10.23      $     17.44   $     11.16 $      9.76 $     7.73
                       ==========      ===========      ===========   =========== =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2008
--------------------------------------------------------------------------------

                                                Wells Fargo    Wells Fargo
                                               Variable Trust Variable Trust
                                                Sub-Account    Sub-Account
                                               -------------- --------------
                                                Wells Fargo    Wells Fargo
                                                VT Advantage   VT Advantage
                                                 Discovery     Opportunity
                                               -------------- --------------
   ASSETS
   Investments at fair value..................   $3,659,823    $ 7,255,131
                                                 ----------    -----------
      Total assets............................   $3,659,823    $ 7,255,131
                                                 ==========    ===========
   NET ASSETS
   Accumulation units.........................   $3,656,138    $ 7,247,905
   Contracts in payout (annuitization) period.        3,685          7,226
                                                 ----------    -----------
      Total net assets........................   $3,659,823    $ 7,255,131
                                                 ==========    ===========
   FUND SHARE INFORMATION
   Number of shares...........................      327,062        714,088
                                                 ==========    ===========
   Cost of investments........................   $4,629,497    $14,581,453
                                                 ==========    ===========
   ACCUMULATION UNIT VALUE
      Lowest..................................   $     8.45    $      7.47
                                                 ==========    ===========
      Highest.................................   $     8.63    $      7.62
                                                 ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                             AIM Variable  AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                              Insurance     Insurance      Insurance       Insurance       Insurance       Insurance
                                Funds         Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                             Sub-Account   Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                             ------------  ------------ --------------- --------------- --------------- ---------------
                                            AIM V. I.                      AIM V. I.                       AIM V. I.
                              AIM V. I.      Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                             Basic Value   Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                             ------------  ------------ --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $    133,754   $      --     $    42,117     $        --     $   113,945     $   160,807
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (214,356)     (9,691)       (119,165)        (36,294)        (91,308)       (186,530)
   Administrative
     expense................      (28,623)     (1,423)        (16,111)         (5,192)        (12,784)        (26,835)
                             ------------   ---------     -----------     -----------     -----------     -----------
   Net investment income
     (loss).................     (109,225)    (11,114)        (93,159)        (41,486)          9,853         (52,558)
                             ------------   ---------     -----------     -----------     -----------     -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......    4,685,804     100,854       1,973,531         540,753       1,665,185       4,193,562
   Cost of investments
     sold...................    5,755,673     109,865       2,416,144         553,624       1,751,923       4,344,179
                             ------------   ---------     -----------     -----------     -----------     -----------
   Realized gains (losses)
     on fund shares.........   (1,069,869)     (9,011)       (442,613)        (12,871)        (86,738)       (150,617)
Realized gain
  distributions.............    2,893,391          --       1,638,128              --              --       1,423,434
                             ------------   ---------     -----------     -----------     -----------     -----------
   Net realized gains
     (losses)...............    1,823,522      (9,011)      1,195,515         (12,871)        (86,738)      1,272,817
Change in unrealized gains
  (losses)..................  (12,473,067)   (361,446)     (6,893,136)     (1,368,425)     (2,215,089)     (5,560,563)
                             ------------   ---------     -----------     -----------     -----------     -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............  (10,649,545)   (370,457)     (5,697,621)     (1,381,296)     (2,301,827)     (4,287,746)
                             ------------   ---------     -----------     -----------     -----------     -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................ $(10,758,770)  $(381,571)    $(5,790,780)    $(1,422,782)    $(2,291,974)    $(4,340,304)
                             ============   =========     ===========     ===========     ===========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                                         The Alger
                              The Alger      The Alger      The Alger      The Alger      The Alger    American Fund
                            American Fund  American Fund  American Fund  American Fund  American Fund   (Series - S)
                             Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                            -------------- -------------- -------------- -------------- -------------- --------------
                            Alger American Alger American                Alger American Alger American Alger American
                               Capital        Income &    Alger American     MidCap        SmallCap       Capital
                             Appreciation      Growth        LargeCap        Growth         Growth      Appreciation
                             Portfolio -    Portfolio -      Growth -     Portfolio -    Portfolio -    Portfolio -
                             Class O (a)      Class O      Class O (b)      Class O      Class O (c)    Class S (d)
                            -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $         --   $   231,633    $    26,893    $     40,392   $        --    $        --
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (224,408)     (134,115)      (154,167)       (322,327)     (163,607)       (74,278)
   Administrative
     expense...............       (35,354)      (20,290)       (23,955)        (51,097)      (25,934)       (10,619)
                             ------------   -----------    -----------    ------------   -----------    -----------
   Net investment
     income (loss).........      (259,762)       77,228       (151,229)       (333,032)     (189,541)       (84,897)
                             ------------   -----------    -----------    ------------   -----------    -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     7,012,399     4,050,152      3,393,620       6,617,318     3,352,737      2,020,739
   Cost of investments
     sold..................     5,621,400     4,277,044      3,588,822       8,262,065     2,933,231      2,000,470
                             ------------   -----------    -----------    ------------   -----------    -----------
   Realized gains
     (losses) on fund
     shares................     1,390,999      (226,892)      (195,202)     (1,644,747)      419,506         20,269
Realized gain
  distributions............            --            --             --       8,388,864       176,707             --
                             ------------   -----------    -----------    ------------   -----------    -----------
   Net realized gains
     (losses)..............     1,390,999      (226,892)      (195,202)      6,744,117       596,213         20,269
Change in unrealized
  gains (losses)...........   (10,956,264)   (4,759,322)    (6,726,435)    (26,170,918)   (8,216,437)    (3,170,320)
                             ------------   -----------    -----------    ------------   -----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    (9,565,265)   (4,986,214)    (6,921,637)    (19,426,801)   (7,620,224)    (3,150,051)
                             ------------   -----------    -----------    ------------   -----------    -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............  $ (9,825,027)  $(4,908,986)   $(7,072,866)   $(19,759,833)  $(7,809,765)   $(3,234,948)
                             ============   ===========    ===========    ============   ===========    ===========

--------
(a)Previously known as Alger Leveraged AllCap
(b)Previously known as Alger Growth
(c)Previously known as Alger Small Capitalization
(d)Previously known as Alger Leveraged AllCap (Series - S)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                                              DWS          DWS
                                                          Investment   Investment
                              The Alger      The Alger     Variable     Variable
                            American Fund  American Fund   Insurance    Insurance         DWS               DWS
                             (Series - S)   (Series - S)  Trust Funds  Trust Funds Variable Series I Variable Series I
                             Sub-Account    Sub-Account   Sub-Account  Sub-Account    Sub-Account       Sub-Account
                            -------------- -------------- -----------  ----------- ----------------- -----------------
                            Alger American Alger American
                               LargeCap        MidCap
                                Growth         Growth         DWS          DWS                              DWS
                             Portfolio -    Portfolio -   Equity 500    Small Cap         DWS             Global
                             Class S (e)      Class S      Index VIP    Index VIP     Bond VIP A     Opportunities VIP
                            -------------- -------------- -----------  ----------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $        --    $         --  $    70,029   $  15,532     $   664,040       $    27,643
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................     (159,412)       (166,975)     (44,702)    (14,711)       (146,021)         (132,470)
   Administrative
     expense...............      (19,236)        (23,278)      (5,987)     (1,760)        (21,705)          (21,858)
                             -----------    ------------  -----------   ---------     -----------       -----------
   Net investment
     income (loss).........     (178,648)       (190,253)      19,340        (939)        496,314          (126,685)
                             -----------    ------------  -----------   ---------     -----------       -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    3,638,774       2,519,786    1,049,372     432,075       4,018,141         3,271,028
   Cost of investments
     sold..................    3,828,381       3,550,066    1,043,660     484,277       4,341,216         3,334,006
                             -----------    ------------  -----------   ---------     -----------       -----------
   Realized gains
     (losses) on fund
     shares................     (189,607)     (1,030,280)       5,712     (52,202)       (323,075)          (62,978)
Realized gain
  distributions............           --       4,319,647           --     118,776              --         1,767,171
                             -----------    ------------  -----------   ---------     -----------       -----------
   Net realized gains
     (losses)..............     (189,607)      3,289,367        5,712      66,574        (323,075)        1,704,193
Change in unrealized gains
  (losses).................   (6,536,702)    (12,791,382)  (1,541,224)   (503,356)     (2,219,134)       (7,972,547)
                             -----------    ------------  -----------   ---------     -----------       -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   (6,726,309)     (9,502,015)  (1,535,512)   (436,782)     (2,542,209)       (6,268,354)
                             -----------    ------------  -----------   ---------     -----------       -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............  $(6,904,957)   $ (9,692,268) $(1,516,172)  $(437,721)    $(2,045,895)      $(6,395,039)
                             ===========    ============  ===========   =========     ===========       ===========

--------
(e)Previously known as Alger Growth (Series - S)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                     Federated      Federated    Federated
                                   DWS               DWS               DWS           Insurance      Insurance    Insurance
                            Variable Series I Variable Series I Variable Series II     Series        Series       Series
                               Sub-Account       Sub-Account       Sub-Account      Sub-Account    Sub-Account  Sub-Account
                            ----------------- ----------------- ------------------ -------------- ------------- -----------
                                                                                                    Federated    Federated
                                   DWS                                               Federated    Fund for U.S.    High
                               Growth and            DWS               DWS            Capital      Government   Income Bond
                              Income VIP A    International VIP   Balanced VIP A   Income Fund II Securities II   Fund II
                            ----------------- ----------------- ------------------ -------------- ------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $    43,157       $    70,361       $   368,067      $   282,065    $1,547,924   $ 1,880,255
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........        (27,152)          (69,168)         (109,890)         (61,972)     (388,344)     (238,364)
   Administrative
     expense...............         (4,533)          (12,638)          (15,493)          (9,463)      (68,118)      (37,879)
                               -----------       -----------       -----------      -----------    ----------   -----------
   Net investment
     income (loss).........         11,472           (11,445)          242,684          210,630     1,091,462     1,604,012
                               -----------       -----------       -----------      -----------    ----------   -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................        544,407         1,456,253         3,246,889        1,631,101     8,620,849     5,322,166
   Cost of investments
     sold..................        680,455         1,592,005         3,345,180        1,867,549     8,714,910     6,131,469
                               -----------       -----------       -----------      -----------    ----------   -----------
   Realized gains
     (losses) on fund
     shares................       (136,048)         (135,752)          (98,291)        (236,448)      (94,061)     (809,303)
Realized gain
  distributions............        508,649           915,033                --               --            --            --
                               -----------       -----------       -----------      -----------    ----------   -----------
   Net realized gains
     (losses)..............        372,601           779,281           (98,291)        (236,448)      (94,061)     (809,303)
Change in unrealized
  gains (losses)...........     (1,355,132)       (4,197,063)       (2,814,755)      (1,142,399)     (262,299)   (6,002,602)
                               -----------       -----------       -----------      -----------    ----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........       (982,531)       (3,417,782)       (2,913,046)      (1,378,847)     (356,360)   (6,811,905)
                               -----------       -----------       -----------      -----------    ----------   -----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............    $  (971,059)      $(3,429,227)      $(2,670,362)     $(1,168,217)   $  735,102   $(5,207,893)
                               ===========       ===========       ===========      ===========    ==========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                               Fidelity      Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                               Variable      Variable      Variable      Variable      Variable      Variable
                               Insurance     Insurance     Insurance     Insurance     Insurance     Insurance
                             Products Fund Products Fund Products Fund Products Fund Products Fund Products Fund
                              Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                             ------------- ------------- ------------- ------------- ------------- -------------
                               VIP Asset        VIP           VIP                                    VIP Money
                                Manager     Contrafund   Equity-Income  VIP Growth   VIP Index 500    Market
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $   261,452  $    586,377  $    843,321  $    218,951  $    827,128   $ 1,644,208
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk...........     (131,877)     (820,898)     (481,691)     (363,521)     (543,353)     (698,782)
   Administrative
     expense................      (18,555)     (124,689)      (65,657)      (52,538)      (85,294)     (114,178)
                              -----------  ------------  ------------  ------------  ------------   -----------
   Net investment
     income (loss)..........      111,020      (359,210)      295,973      (197,108)      198,481       831,248
                              -----------  ------------  ------------  ------------  ------------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......    3,487,821    14,915,357    12,215,332     6,977,435    12,623,151    29,164,654
   Cost of investments
     sold...................    3,737,639    17,327,359    14,654,581     6,884,079    12,244,753    29,164,654
                              -----------  ------------  ------------  ------------  ------------   -----------
   Realized gains (losses)
     on fund shares.........     (249,818)   (2,412,002)   (2,439,249)       93,356       378,398            --
Realized gain
  distributions.............    1,088,212     1,968,579        42,531            --       487,689            --
                              -----------  ------------  ------------  ------------  ------------   -----------
   Net realized gains
     (losses)...............      838,394      (443,423)   (2,396,718)       93,356       866,087            --
Change in unrealized gains
  (losses)..................   (4,486,644)  (33,068,437)  (17,913,051)  (16,894,687)  (19,787,672)           --
                              -----------  ------------  ------------  ------------  ------------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   (3,648,250)  (33,511,860)  (20,309,769)  (16,801,331)  (18,921,585)           --
                              -----------  ------------  ------------  ------------  ------------   -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $(3,537,230) $(33,871,070) $(20,013,796) $(16,998,439) $(18,723,104)  $   831,248
                              ===========  ============  ============  ============  ============   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                                           Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                           Fidelity        Variable          Variable          Variable          Variable          Variable
                           Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                           Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                         Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                         ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                           VIP Asset                              VIP
                              VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                           Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                         ------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends............... $    476,283     $   135,036      $    268,642      $    661,097      $     91,460      $    702,201
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.......     (254,464)        (85,930)         (496,031)         (427,090)         (224,049)         (506,234)
   Administrative
     expense............      (39,135)        (12,791)          (70,348)          (58,645)          (27,345)          (72,499)
                         ------------     -----------      ------------      ------------      ------------      ------------
   Net investment
     income (loss)......      182,684          36,315          (297,737)          175,362          (159,934)          123,468
                         ------------     -----------      ------------      ------------      ------------      ------------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales..............    5,519,569       2,058,871         7,493,311         7,065,091         4,147,481         8,050,001
   Cost of investments
     sold...............    5,684,826       2,331,521        10,837,295         9,476,743         3,881,585         8,480,082
                         ------------     -----------      ------------      ------------      ------------      ------------
   Realized gains
     (losses) on fund
     shares.............     (165,257)       (272,650)       (3,343,984)       (2,411,652)          265,896          (430,081)
Realized gain
  distributions.........    2,553,019         661,609         1,091,469            33,543                --           408,429
                         ------------     -----------      ------------      ------------      ------------      ------------
   Net realized gains
     (losses)...........    2,387,762         388,959        (2,252,515)       (2,378,109)          265,896           (21,652)
Change in unrealized
  gains (losses)........  (13,227,124)     (2,452,895)      (16,773,258)      (14,463,898)      (10,102,247)      (16,938,303)
                         ------------     -----------      ------------      ------------      ------------      ------------
   Net realized and
     unrealized gains
     (losses) on
     investments........  (10,839,362)     (2,063,936)      (19,025,773)      (16,842,007)       (9,836,351)      (16,959,955)
                         ------------     -----------      ------------      ------------      ------------      ------------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............ $(10,656,678)    $(2,027,621)     $(19,323,510)     $(16,666,645)     $ (9,996,285)     $(16,836,487)
                         ============     ===========      ============      ============      ============      ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                Fidelity          Fidelity          Fidelity
                                Variable          Variable          Variable
                                Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                              Products Fund     Products Fund     Products Fund      Variable        Variable       J.P. Morgan
                            (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust Series Trust II
                               Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                            ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                                        VIT             VIT
                             VIP Investment       VIP Money                          Strategic      Structured
                               Grade Bond          Market         VIP Overseas     International       Small           Small
                            (Service Class 2) (Service Class 2) (Service Class 2)     Equity        Cap Equity        Company
                            ----------------- ----------------- ----------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $ 2,174,526       $ 1,578,365      $    834,475      $    84,762     $   13,316      $     5,439
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........       (675,045)         (791,981)         (484,846)         (45,063)       (29,097)         (36,943)
   Administrative
     expense...............        (91,679)         (124,009)          (63,913)          (4,210)        (2,881)          (3,520)
                               -----------       -----------      ------------      -----------     ----------      -----------
   Net investment
     income (loss).........      1,407,802           662,375           285,716           35,489        (18,662)         (35,024)
                               -----------       -----------      ------------      -----------     ----------      -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     17,396,399        23,645,148         8,668,659        1,445,116        729,237          874,637
   Cost of investments
     sold..................     18,338,341        23,645,148        10,362,822        1,594,147      1,017,147        1,003,752
                               -----------       -----------      ------------      -----------     ----------      -----------
   Realized gains
     (losses) on fund
     shares................       (941,942)               --        (1,694,163)        (149,031)      (287,910)        (129,115)
Realized gain
  distributions............         43,841                --         4,430,453          165,156          3,360          306,025
                               -----------       -----------      ------------      -----------     ----------      -----------
   Net realized gains
     (losses)..............       (898,101)               --         2,736,290           16,125       (284,550)         176,910
Change in unrealized
  gains (losses)...........     (2,974,918)               --       (23,145,565)      (2,094,890)      (580,348)      (1,158,645)
                               -----------       -----------      ------------      -----------     ----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........     (3,873,019)               --       (20,409,275)      (2,078,765)      (864,898)        (981,735)
                               -----------       -----------      ------------      -----------     ----------      -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............    $(2,465,217)      $   662,375      $(20,123,559)     $(2,043,276)    $ (883,560)     $(1,016,759)
                               ===========       ===========      ============      ===========     ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                             Janus Aspen   Janus Aspen  Janus Aspen   Janus Aspen   Janus Aspen    Janus Aspen
                               Series        Series       Series        Series         Series        Series
                             Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account    Sub-Account
                            ------------  ------------- -----------  ------------  -------------- ------------
                                                           Forty       Large Cap                    Worldwide
                              Balanced    Flexible Bond  Portfolio      Growth     Mid Cap Growth    Growth
                            ------------  ------------- -----------  ------------  -------------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $  1,045,570   $  773,479   $     8,685  $    153,421   $     59,163  $    255,722
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (512,113)    (228,065)      (88,028)     (265,271)      (305,984)     (277,100)
   Administrative
     expense...............      (74,873)     (36,499)      (10,933)      (36,169)       (43,871)      (36,964)
                            ------------   ----------   -----------  ------------   ------------  ------------
   Net investment
     income (loss).........      458,584      508,915       (90,276)     (148,019)      (290,692)      (58,342)
                            ------------   ----------   -----------  ------------   ------------  ------------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................   11,855,929    6,851,301     2,197,086     4,117,979      5,125,952     5,653,643
   Cost of investments
     sold..................   10,634,379    7,093,982     1,954,711     4,526,444      5,172,547     6,154,794
                            ------------   ----------   -----------  ------------   ------------  ------------
   Realized gains
     (losses) on fund
     shares................    1,221,550     (242,681)      242,375      (408,465)       (46,595)     (501,151)
Realized gain
  distributions............    2,877,532           --            --            --      1,393,248            --
                            ------------   ----------   -----------  ------------   ------------  ------------
   Net realized gains
     (losses)..............    4,099,082     (242,681)      242,375      (408,465)     1,346,653      (501,151)
Change in unrealized
  gains (losses)...........  (11,969,127)     447,729    (3,781,109)   (9,620,220)   (13,605,671)  (11,911,064)
                            ------------   ----------   -----------  ------------   ------------  ------------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   (7,870,045)     205,048    (3,538,734)  (10,028,685)   (12,259,018)  (12,412,215)
                            ------------   ----------   -----------  ------------   ------------  ------------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............... $ (7,411,461)  $  713,963   $(3,629,010) $(10,176,704)  $(12,549,710) $(12,470,557)
                            ============   ==========   ===========  ============   ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------


                              Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                                 Series           Series           Series           Series           Series           Series
                            (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                              Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                    INTECH
                                                                                 Risk-Managed    International
                                Balanced      Foreign Stock   Forty Portfolio   Core Portfolio       Growth       Mid Cap Value
                                (Service         (Service         (Service         (Service         (Service         (Service
                                Shares)       Shares) (f)(s)      Shares)          Shares)       Shares) (g)(s)      Shares)
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $   244,388      $   437,509      $       850      $    31,662      $   120,684      $    83,744
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (142,780)         (66,234)        (113,434)         (65,289)         (83,386)        (294,238)
   Administrative
     expense...............       (20,838)          (4,917)         (16,903)          (9,462)         (15,232)         (42,538)
                              -----------      -----------      -----------      -----------      -----------      -----------
   Net investment
     income (loss).........        80,770          366,358         (129,487)         (43,089)          22,066         (253,032)
                              -----------      -----------      -----------      -----------      -----------      -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     3,131,010       15,516,092        2,679,075        1,251,414        2,152,240        5,174,025
   Cost of investments
     sold..................     3,061,248       13,639,267        2,514,389        1,543,634        3,636,388        5,768,691
                              -----------      -----------      -----------      -----------      -----------      -----------
   Realized gains
     (losses) on fund
     shares................        69,762        1,876,825          164,686         (292,220)      (1,484,148)        (594,666)
Realized gain
  distributions............       718,504          153,059               --          285,520        1,743,219        2,550,334
                              -----------      -----------      -----------      -----------      -----------      -----------
   Net realized gains
     (losses)..............       788,266        2,029,884          164,686           (6,700)         259,071        1,955,668
Change in unrealized
  gains (losses)...........    (2,827,013)      (3,363,592)      (4,483,825)      (2,030,769)      (7,395,882)      (8,458,075)
                              -----------      -----------      -----------      -----------      -----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    (2,038,747)      (1,333,708)      (4,319,139)      (2,037,469)      (7,136,811)      (6,502,407)
                              -----------      -----------      -----------      -----------      -----------      -----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............   $(1,957,977)     $  (967,350)     $(4,448,626)     $(2,080,558)     $(7,114,745)     $(6,755,439)
                              ===========      ===========      ===========      ===========      ===========      ===========

--------
(f)For the period beginning January 1, 2008 and ended April 29, 2008
(g)For the period beginning April 30, 2008 and ended December 31, 2008
(s)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                                                            Legg Mason    Legg Mason
                                Janus Aspen      Janus Aspen       Lazard       Lazard       Partners      Partners
                                   Series           Series       Retirement   Retirement     Variable      Variable
                              (Service Shares) (Service Shares) Series, Inc. Series, Inc.  Income Trust  Income Trust
                                Sub-Account      Sub-Account    Sub-Account   Sub-Account  Sub-Account    Sub-Account
                              ---------------- ---------------- ------------ ------------- ------------ ---------------
                                                                                            Legg Mason
                                                                                             Variable     Legg Mason
                               Small Company      Worldwide       Emerging                 Fundamental  Variable Global
                                   Value            Growth        Markets    International    Value       High Yield
                              (Service Shares) (Service Shares)    Equity       Equity      Portfolio       Bond II
                              ---------------- ---------------- ------------ ------------- ------------ ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................   $        --      $    21,675    $   207,465    $  22,409   $   137,855    $ 2,235,455
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................       (76,026)         (30,800)      (144,991)     (26,674)     (121,904)      (320,949)
   Administrative
     expense.................       (10,605)          (3,421)       (15,390)      (2,670)      (14,300)       (44,950)
                                -----------      -----------    -----------    ---------   -----------    -----------
   Net investment income
     (loss)..................       (86,631)         (12,546)        47,084       (6,935)        1,651      1,869,556
                                -----------      -----------    -----------    ---------   -----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......     1,629,278          839,822      3,598,503      656,479     2,555,315      6,616,316
   Cost of investments
     sold....................     2,010,173          818,412      3,489,466      727,572     3,392,847      7,870,273
                                -----------      -----------    -----------    ---------   -----------    -----------
   Realized gains (losses)
     on fund shares..........      (380,895)          21,410        109,037      (71,093)     (837,532)    (1,253,957)
Realized gain distributions..       171,208               --        659,647        6,624         6,824             --
                                -----------      -----------    -----------    ---------   -----------    -----------
   Net realized gains
     (losses)................      (209,687)          21,410        768,684      (64,469)     (830,708)    (1,253,957)
Change in unrealized gains
  (losses)...................    (2,023,866)      (1,308,747)    (7,101,100)    (868,100)   (3,038,236)    (8,563,089)
                                -----------      -----------    -----------    ---------   -----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............    (2,233,553)      (1,287,337)    (6,332,416)    (932,569)   (3,868,944)    (9,817,046)
                                -----------      -----------    -----------    ---------   -----------    -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................   $(2,320,184)     $(1,299,883)   $(6,285,332)   $(939,504)  $(3,867,293)   $(7,947,490)
                                ===========      ===========    ===========    =========   ===========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                  Legg Mason      MFS          MFS          MFS          MFS          MFS
                                   Partners    Variable     Variable     Variable     Variable      Variable
                                   Variable    Insurance    Insurance    Insurance    Insurance    Insurance
                                 Portfolios I    Trust        Trust        Trust        Trust        Trust
                                 Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                 ------------ -----------  -----------  -----------  -----------  ------------
                                  Legg Mason
                                   Variable                    MFS
                                  Investors       MFS       Investors     MFS New        MFS          MFS
                                 Portfolio I  Growth (h)      Trust      Discovery    Research    Total Return
                                 ------------ -----------  -----------  -----------  -----------  ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $   155,815  $    11,966  $    35,084  $        --  $    14,710  $   826,004
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...............    (172,696)     (72,124)     (55,381)    (105,279)     (33,661)    (319,848)
   Administrative expense.......     (21,253)     (14,083)     (10,626)     (18,750)      (5,220)     (51,199)
                                 -----------  -----------  -----------  -----------  -----------  -----------
   Net investment income
     (loss).....................     (38,134)     (74,241)     (30,923)    (124,029)     (24,171)     454,957
                                 -----------  -----------  -----------  -----------  -----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........   3,673,673    1,627,234    1,580,038    2,050,390      688,142    8,458,959
   Cost of investments
     sold.......................   3,798,607    1,656,157    1,502,538    2,272,358      669,448    8,907,739
                                 -----------  -----------  -----------  -----------  -----------  -----------
   Realized gains (losses) on
     fund shares................    (124,934)     (28,923)      77,500     (221,968)      18,694     (448,780)
Realized gain distributions.....     370,450           --      289,681    1,646,335           --    1,636,055
                                 -----------  -----------  -----------  -----------  -----------  -----------
   Net realized gains
     (losses)...................     245,516      (28,923)     367,181    1,424,367       18,694    1,187,275
Change in unrealized gains
  (losses)......................  (5,763,071)  (2,528,396)  (2,131,905)  (5,070,985)  (1,122,256)  (7,922,335)
                                 -----------  -----------  -----------  -----------  -----------  -----------
   Net realized and unrealized
     gains (losses) on
     investments................  (5,517,555)  (2,557,319)  (1,764,724)  (3,646,618)  (1,103,562)  (6,735,060)
                                 -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.................... $(5,555,689) $(2,631,560) $(1,795,647) $(3,770,647) $(1,127,733) $(6,280,103)
                                 ===========  ===========  ===========  ===========  ===========  ===========

--------
(h)Previously known as MFS Emerging Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    MFS             MFS             MFS             MFS             MFS             MFS
                                 Variable        Variable        Variable        Variable        Variable        Variable
                                 Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                   Trust           Trust           Trust           Trust           Trust           Trust
                              (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                                Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                              --------------- --------------- --------------- --------------- --------------- ---------------
                                                    MFS
                                    MFS          Investor           MFS             MFS             MFS             MFS
                                High Income    Growth Stock   Investors Trust  New Discovery   Total Return      Utilities
                              (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                              --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................   $   762,757     $    38,715     $    13,618     $        --     $   459,693     $   113,867
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................      (115,293)       (178,629)        (34,777)        (76,340)       (214,007)       (113,339)
   Administrative
     expense.................       (16,777)        (24,349)         (5,340)        (10,333)        (31,448)        (12,741)
                                -----------     -----------     -----------     -----------     -----------     -----------
   Net investment income
     (loss)..................       630,687        (164,263)        (26,499)        (86,673)        214,238         (12,213)
                                -----------     -----------     -----------     -----------     -----------     -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......     2,355,550       2,755,473         776,805       1,490,232       5,343,616       2,822,120
   Cost of investments
     sold....................     2,808,575       2,874,752         746,177       1,818,680       5,906,824       2,755,227
                                -----------     -----------     -----------     -----------     -----------     -----------
   Realized gains (losses)
     on fund shares..........      (453,025)       (119,279)         30,628        (328,448)       (563,208)         66,893
Realized gain distributions..            --         646,109         182,825       1,189,292       1,002,397       1,386,168
                                -----------     -----------     -----------     -----------     -----------     -----------
   Net realized gains
     (losses)................      (453,025)        526,830         213,453         860,844         439,189       1,453,061
Change in unrealized gains
  (losses)...................    (2,805,548)     (6,245,589)     (1,150,058)     (3,449,091)     (4,603,360)     (5,284,974)
                                -----------     -----------     -----------     -----------     -----------     -----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............    (3,258,573)     (5,718,759)       (936,605)     (2,588,247)     (4,164,171)     (3,831,913)
                                -----------     -----------     -----------     -----------     -----------     -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................   $(2,627,886)    $(5,883,022)    $  (963,104)    $(2,674,920)    $(3,949,933)    $(3,844,126)
                                ===========     ===========     ===========     ===========     ===========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                  MFS         Oppenheimer     Oppenheimer     Oppenheimer
                               Variable        Variable        Variable        Variable     Panorama Series    PIMCO
                               Insurance     Account Funds   Account Funds   Account Funds    Fund, Inc.      Variable
                                 Trust      (Service Shares (Service Shares (Service Shares (Service Shares  Insurance
                            (Service Class)     ("SS"))         ("SS"))         ("SS"))         ("SS"))        Trust
                              Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account   Sub-Account
                            --------------- --------------- --------------- --------------- --------------- ------------
                                                              Oppenheimer
                                  MFS         Oppenheimer     Main Street     Oppenheimer     Oppenheimer   Foreign Bond
                                 Value          Global         Small Cap        Mid Cap      International  (US Dollar-
                            (Service Class) Securities (SS)  Fund (SS) (i)     Fund (SS)      Growth (SS)   Hedged) (j)
                            --------------- --------------- --------------- --------------- --------------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $    73,483     $   211,887    $    113,802     $        --     $    27,618   $   791,824
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................       (89,802)       (220,940)       (545,563)        (35,700)        (45,652)     (348,422)
   Administrative
     expense...............       (12,068)        (32,057)        (80,050)         (5,050)         (5,777)      (50,049)
                              -----------     -----------    ------------     -----------     -----------   -----------
   Net investment
     income (loss).........       (28,387)        (41,110)       (511,811)        (40,750)        (23,811)      393,353
                              -----------     -----------    ------------     -----------     -----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     2,547,079       3,985,414      10,695,623         658,364       1,861,826    10,639,750
   Cost of investments
     sold..................     2,652,823       4,438,907      11,519,571         751,601       1,637,977    11,000,944
                              -----------     -----------    ------------     -----------     -----------   -----------
   Realized gains
     (losses) on fund
     shares................      (105,744)       (453,493)       (823,948)        (93,237)        223,849      (361,194)
Realized gain
  distributions............       300,488       1,136,194       2,366,686              --              --            --
                              -----------     -----------    ------------     -----------     -----------   -----------
   Net realized gains
     (losses)..............       194,744         682,701       1,542,738         (93,237)        223,849      (361,194)
Change in unrealized gains
  (losses).................    (2,663,260)     (8,567,868)    (19,325,972)     (1,480,767)     (1,963,990)   (1,084,317)
                              -----------     -----------    ------------     -----------     -----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    (2,468,516)     (7,885,167)    (17,783,234)     (1,574,004)     (1,740,141)   (1,445,511)
                              -----------     -----------    ------------     -----------     -----------   -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............   $(2,496,903)    $(7,926,277)   $(18,295,045)    $(1,614,754)    $(1,763,952)  $(1,052,158)
                              ===========     ===========    ============     ===========     ===========   ===========

--------
(i)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(j)Previously known as Foreign Bond

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                PIMCO        PIMCO        PIMCO         PIMCO
                              Variable     Variable      Variable     Variable
                              Insurance    Insurance    Insurance     Insurance      Premier      Premier
                                Trust        Trust        Trust         Trust          VIT          VIT
                             Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account
                             -----------  -----------  ------------ ------------- ------------- -----------
                                                                    StocksPLUS(R)
                                                                     Growth and
                                Money        PIMCO        PIMCO        Income         NACM         OpCap
                               Market     Real Return  Total Return   Portfolio   Small Cap (k)  Balanced
                             -----------  -----------  ------------ ------------- ------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $ 1,069,506  $ 1,255,104  $ 4,845,745   $   368,965   $        --  $   415,241
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (674,053)    (482,292)  (1,441,644)      (69,537)     (191,166)    (234,911)
   Administrative
     expense................     (95,918)     (71,923)    (209,960)       (6,878)      (25,775)     (28,879)
                             -----------  -----------  -----------   -----------   -----------  -----------
   Net investment income
     (loss).................     299,535      700,889    3,194,141       292,550      (216,941)     151,451
                             -----------  -----------  -----------   -----------   -----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......  26,241,692   10,398,351   31,790,576     1,315,043     3,483,104    4,972,230
   Cost of investments
     sold...................  26,241,692   10,827,651   31,457,246     1,469,567     4,882,924    6,546,427
                             -----------  -----------  -----------   -----------   -----------  -----------
   Realized gains (losses)
     on fund shares.........          --     (429,300)     333,330      (154,524)   (1,399,820)  (1,574,197)
Realized gain
  distributions.............          --       50,475    2,002,210            --     3,354,063    2,252,356
                             -----------  -----------  -----------   -----------   -----------  -----------
   Net realized gains
     (losses)...............          --     (378,825)   2,335,540      (154,524)    1,954,243      678,159
Change in unrealized gains
  (losses)..................          --   (3,523,869)  (2,318,437)   (2,843,948)   (8,986,742)  (7,359,422)
                             -----------  -----------  -----------   -----------   -----------  -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............          --   (3,902,694)      17,103    (2,998,472)   (7,032,499)  (6,681,263)
                             -----------  -----------  -----------   -----------   -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................ $   299,535  $(3,201,805) $ 3,211,244   $(2,705,922)  $(7,249,440) $(6,529,812)
                             ===========  ===========  ===========   ===========   ===========  ===========

--------
(k)Previously known as OpCap Small Cap

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                           Putnam        Putnam        RidgeWorth       RidgeWorth
                              Premier        Premier      Variable      Variable        Capital          Capital
                                VIT            VIT          Trust         Trust     Management, Inc  Management, Inc
                            Sub-Account    Sub-Account   Sub-Account   Sub-Account    Sub-Account      Sub-Account
                            -----------  --------------- -----------  ------------- ---------------- ----------------
                                                                           VT
                                                                      International    RidgeWorth       RidgeWorth
                               OpCap          OpCap          VT        Growth and      Large Cap        Large Cap
                              Equity     Renaissance (l) High Yield      Income     Growth Stock (m) Value Equity (n)
                            -----------  --------------- -----------  ------------- ---------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $    40,395    $    74,803   $   723,125   $   182,367    $     4,659      $    56,789
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (63,553)        (3,609)     (100,092)     (122,614)       (23,003)         (35,541)
   Administrative
     expense...............      (5,913)          (247)      (11,879)      (17,568)        (3,413)          (5,572)
                            -----------    -----------   -----------   -----------    -----------      -----------
   Net investment
     income (loss).........     (29,071)        70,947       611,154        42,185        (21,757)          15,676
                            -----------    -----------   -----------   -----------    -----------      -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................   1,465,938      5,122,296     2,637,877     5,500,644        367,818        1,213,118
   Cost of investments
     sold..................   2,014,242      7,464,626     3,125,538     6,890,213        416,003        1,255,881
                            -----------    -----------   -----------   -----------    -----------      -----------
   Realized gains
     (losses) on fund
     shares................    (548,304)    (2,342,330)     (487,661)   (1,389,569)       (48,185)         (42,763)
Realized gain
  distributions............   1,072,091      2,034,494            --     2,021,106        287,932          255,851
                            -----------    -----------   -----------   -----------    -----------      -----------
   Net realized gains
     (losses)..............     523,787       (307,836)     (487,661)      631,537        239,747          213,088
Change in unrealized
  gains (losses)...........  (2,832,846)      (268,155)   (2,143,244)   (5,848,120)    (1,136,336)      (1,291,488)
                            -----------    -----------   -----------   -----------    -----------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........  (2,309,059)      (575,991)   (2,630,905)   (5,216,583)      (896,589)      (1,078,400)
                            -----------    -----------   -----------   -----------    -----------      -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS............... $(2,338,130)   $  (505,044)  $(2,019,751)  $(5,174,398)   $  (918,346)     $(1,062,724)
                            ===========    ===========   ===========   ===========    ===========      ===========

--------
(l)For the period beginning January 1, 2008 and ended July 18, 2008
(m)Previously known as STI Classic Large Cap Growth Stock Fund
(n)Previously known as STI Classic Large Cap Value Equity Fund

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                    Rydex       Rydex     T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price
                                  Variable     Variable      Equity        Equity        Equity         Equity
                                    Trust       Trust     Series, Inc.  Series, Inc.  Series, Inc.  Series, Inc. II
                                 Sub-Account Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                 ----------- ------------ ------------- ------------- ------------- ---------------
                                  Rydex VT
                                 Nasdaq 100                             T. Rowe Price T. Rowe Price  T. Rowe Price
                                  Strategy   Rydex Sector T. Rowe Price    Mid-Cap     New America     Blue Chip
                                  Fund (o)     Rotation   Equity Income    Growth        Growth        Growth II
                                 ----------- ------------ ------------- ------------- ------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................  $   2,496  $        --  $    597,128   $        --   $        --   $     26,347
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................    (23,277)     (58,624)     (341,183)     (246,235)      (51,463)      (367,852)
   Administrative expense.......     (2,911)      (8,107)      (57,659)      (42,605)       (8,197)       (51,221)
                                  ---------  -----------  ------------   -----------   -----------   ------------
   Net investment income
     (loss).....................    (23,692)     (66,731)      198,286      (288,840)      (59,660)      (392,726)
                                  ---------  -----------  ------------   -----------   -----------   ------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........    526,629    1,404,751     6,894,860     4,416,733     1,484,798      5,588,103
   Cost of investments
     sold.......................    474,568    1,579,678     7,208,122     4,154,023     1,459,342      5,740,633
                                  ---------  -----------  ------------   -----------   -----------   ------------
   Realized gains (losses) on
     fund shares................     52,061     (174,927)     (313,262)      262,710        25,456       (152,530)
Realized gain distributions.....         --       10,838       847,551       926,057       158,258             --
                                  ---------  -----------  ------------   -----------   -----------   ------------
   Net realized gains
     (losses)...................     52,061     (164,089)      534,289     1,188,767       183,714       (152,530)
Change in unrealized gains
  (losses)......................   (937,273)  (1,895,075)  (12,031,336)   (9,843,323)   (1,838,811)   (13,840,790)
                                  ---------  -----------  ------------   -----------   -----------   ------------
   Net realized and
     unrealized gains
     (losses) on
     investments................   (885,212)  (2,059,164)  (11,497,047)   (8,654,556)   (1,655,097)   (13,993,320)
                                  ---------  -----------  ------------   -----------   -----------   ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS....................  $(908,904) $(2,125,895) $(11,298,761)  $(8,943,396)  $(1,714,757)  $(14,386,046)
                                  =========  ===========  ============   ===========   ===========   ============

--------
(o)Previously known as Rydex OTC

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                              T. Rowe Price  T. Rowe Price The Universal The Universal The Universal The Universal
                                 Equity      International Institutional Institutional Institutional Institutional
                             Series, Inc. II Series, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.
                               Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                             --------------- ------------- ------------- ------------- ------------- -------------
                              T. Rowe Price  T. Rowe Price  Van Kampen    Van Kampen    Van Kampen    Van Kampen
                                 Equity      International  UIF Capital       UIF       UIF Mid Cap    UIF U.S.
                                Income II        Stock      Growth (p)    High Yield      Growth     Mid Cap Value
                             --------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $    946,093    $   128,404  $     40,817   $   459,190   $    46,166  $    274,963
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................      (617,929)       (94,972)     (279,607)      (66,170)      (74,610)     (434,224)
   Administrative
     expense................       (87,090)       (14,611)      (30,815)       (7,093)       (7,114)      (56,363)
                              ------------    -----------  ------------   -----------   -----------  ------------
   Net investment income
     (loss).................       241,074         18,821      (269,605)      385,927       (35,558)     (215,624)
                              ------------    -----------  ------------   -----------   -----------  ------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......    10,437,158      2,554,846     6,206,635     1,271,874     1,734,419    10,386,253
   Cost of investments
     sold...................    12,335,923      2,540,878     5,274,395       928,074     2,089,605    12,506,245
                              ------------    -----------  ------------   -----------   -----------  ------------
   Realized gains (losses)
     on fund shares.........    (1,898,765)        13,968       932,240       343,800      (355,186)   (2,119,992)
Realized gain
  distributions.............     1,418,595        247,952            --            --     1,499,729    10,033,313
                              ------------    -----------  ------------   -----------   -----------  ------------
   Net realized gains
     (losses)...............      (480,170)       261,920       932,240       343,800     1,144,543     7,913,321
Change in unrealized gains
  (losses)..................   (19,591,534)    (4,647,993)  (13,125,119)   (2,004,373)   (4,386,382)  (23,914,469)
                              ------------    -----------  ------------   -----------   -----------  ------------
   Net realized and
     unrealized gains
     (losses) on
     investments............   (20,071,704)    (4,386,073)  (12,192,879)   (1,660,573)   (3,241,839)  (16,001,148)
                              ------------    -----------  ------------   -----------   -----------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................  $(19,830,630)   $(4,367,252) $(12,462,484)  $(1,274,646)  $(3,277,397) $(16,216,772)
                              ============    ===========  ============   ===========   ===========  ============

--------
(p)Previously known as Van Kampen UIF Equity Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                              The Universal  The Universal   Van Eck      Van Eck       Van Eck      Van Kampen
                              Institutional  Institutional  Worldwide    Worldwide     Worldwide   Life Investment
                               Funds, Inc.    Funds, Inc.   Insurance    Insurance     Insurance        Trust
                                (Class II)    (Class II)      Trust        Trust         Trust       (Class II)
                               Sub-Account    Sub-Account  Sub-Account  Sub-Account   Sub-Account    Sub-Account
                              -------------- ------------- ----------- ------------  ------------  ---------------
                                Van Kampen    Van Kampen     Van Eck      Van Eck
                               UIF Capital   UIF U.S. Real  Worldwide    Worldwide      Van Eck          LIT
                                  Growth        Estate      Absolute     Emerging      Worldwide     Government
                              (Class II) (q)  (Class II)     Return       Markets     Hard Assets    (Class II)
                              -------------- ------------- ----------- ------------  ------------  ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................  $        --   $    725,485  $    2,981  $         --  $     58,800    $  394,467
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................      (40,864)      (368,357)    (35,643)     (131,090)     (245,339)     (135,106)
   Administrative
     expense.................       (5,367)       (54,214)     (4,766)      (16,869)      (34,676)      (20,442)
                               -----------   ------------  ----------  ------------  ------------    ----------
   Net investment income
     (loss)..................      (46,231)       302,914     (37,428)     (147,959)     (221,215)      238,919
                               -----------   ------------  ----------  ------------  ------------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......    1,204,054     10,108,486     978,139     4,912,760    12,752,414     2,918,302
   Cost of investments
     sold....................    1,235,790     13,164,181   1,010,287     4,707,670    13,560,271     2,946,428
                               -----------   ------------  ----------  ------------  ------------    ----------
   Realized gains (losses)
     on fund shares..........      (31,736)    (3,055,695)    (32,148)      205,090      (807,857)      (28,126)
Realized gain distributions..           --     10,075,567      95,403     5,052,751     3,219,826            --
                               -----------   ------------  ----------  ------------  ------------    ----------
   Net realized gains
     (losses)................      (31,736)     7,019,872      63,255     5,257,841     2,411,969       (28,126)
Change in unrealized gains
  (losses)...................   (1,697,523)   (17,574,891)   (398,549)  (13,455,130)  (10,495,619)     (124,036)
                               -----------   ------------  ----------  ------------  ------------    ----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............   (1,729,259)   (10,555,019)   (335,294)   (8,197,289)   (8,083,650)     (152,162)
                               -----------   ------------  ----------  ------------  ------------    ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................  $(1,775,490)  $(10,252,105) $ (372,722) $ (8,345,248) $ (8,304,865)   $   86,757
                               ===========   ============  ==========  ============  ============    ==========

--------
(q)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2008
--------------------------------------------------------------------------------

                                                     Van Kampen      Van Kampen
                                                   Life Investment Life Investment
                                                        Trust           Trust       Wells Fargo    Wells Fargo
                                                     (Class II)      (Class II)    Variable Trust Variable Trust
                                                     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                                   --------------- --------------- -------------- --------------
                                                     LIT Growth      LIT Mid Cap    Wells Fargo    Wells Fargo
                                                     and Income        Growth       VT Advantage   VT Advantage
                                                     (Class II)    (Class II) (r)    Discovery     Opportunity
                                                   --------------- --------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends.........................................  $  1,015,610     $        --    $        --    $   217,626
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk.....................      (714,207)       (106,574)       (79,654)      (150,514)
   Administrative expense.........................       (96,794)        (13,861)       (13,987)       (25,870)
                                                    ------------     -----------    -----------    -----------
   Net investment income (loss)...................       204,609        (120,435)       (93,641)        41,242
                                                    ------------     -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales............................    15,956,385       2,421,272      2,247,246      2,848,381
   Cost of investments sold.......................    17,538,259       2,820,440      1,859,190      3,527,464
                                                    ------------     -----------    -----------    -----------
   Realized gains (losses) on fund shares.........    (1,581,874)       (399,168)       388,056       (679,083)
Realized gain distributions.......................     1,973,299       2,970,982             --      2,568,729
                                                    ------------     -----------    -----------    -----------
   Net realized gains (losses)....................       391,425       2,571,814        388,056      1,889,646
Change in unrealized gains (losses)...............   (21,097,461)     (6,995,598)    (3,610,738)    (7,323,609)
                                                    ------------     -----------    -----------    -----------
   Net realized and unrealized gains (losses) on
     investments..................................   (20,706,036)     (4,423,784)    (3,222,682)    (5,433,963)
                                                    ------------     -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS.................................  $(20,501,427)    $(4,544,219)   $(3,316,323)   $(5,392,721)
                                                    ============     ===========    ===========    ===========

--------
(r)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           AIM Variable            AIM Variable            AIM Variable
                                            Insurance                Insurance               Insurance
                                              Funds                    Funds              Funds Series II
                                           Sub-Account              Sub-Account             Sub-Account
                                    -------------------------  --------------------  ------------------------
                                                                     AIM V. I.
                                            AIM V. I.                 Capital                AIM V. I.
                                           Basic Value             Appreciation           Basic Value II
                                    -------------------------  --------------------  ------------------------
                                        2008          2007        2008       2007        2008         2007
                                    ------------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (109,225) $  (247,560) $ (11,114) $ (15,231) $   (93,159) $  (172,570)
Net realized gains (losses)........    1,823,522    2,582,389     (9,011)    20,654    1,195,515    1,154,424
Change in unrealized gains
  (losses).........................  (12,473,067)  (2,291,321)  (361,446)    88,567   (6,893,136)    (961,523)
                                    ------------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets
  from operations..................  (10,758,770)      43,508   (381,571)    93,990   (5,790,780)      20,331
                                    ------------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      135,634      242,894      7,857      2,484       59,813      202,885
Benefit payments...................     (226,165)     (59,880)   (12,435)    (1,776)     (43,855)    (128,384)
Payments on termination............   (1,739,323)  (3,247,165)   (29,764)   (88,215)  (1,091,592)  (1,043,450)
Loans--net.........................           34         (179)        --         --           --           --
Policy maintenance charge..........       (5,597)      (7,417)        --         --      (22,472)     (31,315)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   (1,022,699)  (1,241,781)     5,381    (98,765)     677,136   (1,400,659)
                                    ------------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (2,858,116)  (4,313,528)   (28,961)  (186,272)    (420,970)  (2,400,923)
                                    ------------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (13,616,886)  (4,270,020)  (410,532)   (92,282)  (6,211,750)  (2,380,592)
NET ASSETS AT BEGINNING
  OF PERIOD........................   22,698,432   26,968,452    900,238    992,520   11,713,113   14,093,705
                                    ------------  -----------  ---------  ---------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $  9,081,546  $22,698,432  $ 489,706  $ 900,238  $ 5,501,363  $11,713,113
                                    ============  ===========  =========  =========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    1,808,905    2,149,789     79,169     96,217      948,821    1,139,221
       Units issued................      305,203      337,910      8,813      6,262      251,572       82,401
       Units redeemed..............     (590,304)    (678,794)   (11,905)   (23,310)    (260,037)    (272,801)
                                    ------------  -----------  ---------  ---------  -----------  -----------
   Units outstanding at end of
     period........................    1,523,804    1,808,905     76,077     79,169      940,356      948,821
                                    ============  ===========  =========  =========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         AIM Variable             AIM Variable             AIM Variable
                                          Insurance                Insurance                 Insurance
                                       Funds Series II          Funds Series II           Funds Series II
                                         Sub-Account              Sub-Account               Sub-Account
                                   -----------------------  -----------------------  ------------------------
                                          AIM V. I.                                          AIM V. I.
                                           Capital               AIM V. I. Core            Mid Cap Core
                                       Appreciation II             Equity II                 Equity II
                                   -----------------------  -----------------------  ------------------------
                                       2008        2007         2008        2007         2008         2007
                                   -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (41,486) $  (57,900) $     9,853  $  (48,358) $   (52,558) $  (269,138)
Net realized gains (losses).......     (12,871)    109,654      (86,738)    172,535    1,272,817      461,710
Change in unrealized gains
  (losses)........................  (1,368,425)    292,970   (2,215,089)    333,074   (5,560,563)   1,092,170
                                   -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (1,422,782)    344,724   (2,291,974)    457,251   (4,340,304)   1,284,742
                                   -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      20,094      83,210       90,510     325,785      155,370      345,610
Benefit payments..................     (27,644)     (9,300)     (29,375)     (6,467)     (45,928)    (126,170)
Payments on termination...........    (205,121)   (276,359)    (574,286)   (405,773)  (1,535,730)  (1,117,863)
Loans--net........................      (1,755)       (147)         307          (8)         209          (23)
Policy maintenance charge.........      (2,678)     (3,222)     (15,687)    (16,559)     (40,624)     (47,214)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (125,978)   (156,848)    (234,729)    421,367   (1,308,713)    (165,708)
                                   -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (343,082)   (362,666)    (763,260)    318,345   (2,775,416)  (1,111,368)
                                   -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,765,864)    (17,942)  (3,055,234)    775,596   (7,115,720)     173,374
NET ASSETS AT BEGINNING
  OF PERIOD.......................   3,503,254   3,521,196    7,874,791   7,099,195   16,927,585   16,754,211
                                   -----------  ----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 1,737,390  $3,503,254  $ 4,819,557  $7,874,791  $ 9,811,865  $16,927,585
                                   ===========  ==========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     277,852     307,073      687,580     658,248    1,243,803    1,324,270
       Units issued...............      23,942      26,602      120,974     197,920      184,285      177,142
       Units redeemed.............     (57,932)    (55,823)    (195,258)   (168,588)    (401,266)    (257,609)
                                   -----------  ----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     243,862     277,852      613,296     687,580    1,026,822    1,243,803
                                   ===========  ==========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Alger                  The Alger                 The Alger
                                         American Fund              American Fund             American Fund
                                          Sub-Account                Sub-Account               Sub-Account
                                   -------------------------  ------------------------  ------------------------
                                         Alger American            Alger American            Alger American
                                      Capital Appreciation         Income & Growth              LargeCap
                                    Portfolio - Class O (a)      Portfolio - Class O      Growth - Class O (b)
                                   -------------------------  ------------------------  ------------------------
                                       2008          2007         2008         2007         2008         2007
                                   ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (259,762) $  (344,626) $    77,228  $  (110,838) $  (151,229) $  (197,838)
Net realized gains (losses).......    1,390,999    1,413,691     (226,892)     375,016     (195,202)     442,681
Change in unrealized gains
  (losses)........................  (10,956,264)   5,052,423   (4,759,322)   1,135,528   (6,726,435)   2,652,878
                                   ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   (9,825,027)   6,121,488   (4,908,986)   1,399,706   (7,072,866)   2,897,721
                                   ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      360,738      378,304      106,946      190,715      207,069      290,738
Benefit payments..................      (49,653)    (195,369)    (124,571)    (152,569)    (137,241)    (150,692)
Payments on termination...........   (2,550,659)  (2,728,642)  (2,623,920)  (3,321,056)  (1,891,253)  (2,963,629)
Loans--net........................        2,511         (631)        (909)        (129)       1,985         (533)
Policy maintenance charge.........      (14,200)     (16,158)      (7,582)      (9,167)      (9,613)     (11,618)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (3,455,670)   1,772,795   (1,121,547)    (873,858)    (363,160)  (1,023,023)
                                   ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (5,706,933)    (789,701)  (3,771,583)  (4,166,064)  (2,192,213)  (3,858,757)
                                   ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (15,531,960)   5,331,787   (8,680,569)  (2,766,358)  (9,265,079)    (961,036)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   25,315,804   19,984,017   14,832,965   17,599,323   16,576,696   17,537,732
                                   ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $  9,783,844  $25,315,804  $ 6,152,396  $14,832,965  $ 7,311,617  $16,576,696
                                   ============  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    1,641,453    1,666,978    1,212,724    1,516,659    1,383,220    1,696,994
      Units issued................      162,147      342,366       55,578       80,622      167,711      150,065
      Units redeemed..............     (617,519)    (367,891)    (409,116)    (384,557)    (387,890)    (463,839)
                                   ------------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    1,186,081    1,641,453      859,186    1,212,724    1,163,041    1,383,220
                                   ============  ===========  ===========  ===========  ===========  ===========

--------
(a)Previously known as Alger Leveraged AllCap
(b)Previously known as Alger Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 The Alger
                                           The Alger                  The Alger                American Fund
                                         American Fund              American Fund              (Series - S)
                                          Sub-Account                Sub-Account                Sub-Account
                                   -------------------------  -------------------------  ------------------------
                                         Alger American             Alger American            Alger American
                                         MidCap Growth             SmallCap Growth         Capital Appreciation
                                      Portfolio - Class O      Portfolio - Class O (c)    Portfolio - Class S (d)
                                   -------------------------  -------------------------  ------------------------
                                       2008          2007         2008          2007         2008         2007
                                   ------------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (333,032) $  (550,615) $   (189,541) $  (272,687) $   (84,897) $  (106,604)
Net realized gains (losses).......    6,744,117    5,960,858       596,213    1,856,967       20,269      879,780
Change in unrealized gains
  (losses)........................  (26,170,918)   3,949,972    (8,216,437)     943,818   (3,170,320)     929,370
                                   ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (19,759,833)   9,360,215    (7,809,765)   2,528,098   (3,234,948)   1,702,546
                                   ------------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      397,194      630,959       123,578      337,117       52,236      108,462
Benefit payments..................      (70,101)    (395,037)      (90,634)     (52,854)          --      (32,359)
Payments on termination...........   (3,283,593)  (5,090,161)   (1,337,011)  (2,355,482)    (578,180)  (1,055,709)
Loans--net........................        6,788         (775)          888         (241)        (690)         (23)
Policy maintenance charge.........      (17,635)     (21,099)       (7,130)      (9,364)      (3,876)      (3,689)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (2,244,754)    (905,880)     (967,063)   1,299,237     (365,075)   1,386,210
                                   ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (5,212,101)  (5,781,993)   (2,277,372)    (781,587)    (895,585)     402,892
                                   ------------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (24,971,934)   3,578,222   (10,087,137)   1,746,511   (4,130,533)   2,105,438
NET ASSETS AT BEGINNING
  OF PERIOD.......................   37,729,623   34,151,401    17,989,285   16,242,774    7,470,315    5,364,877
                                   ------------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 12,757,689  $37,729,623  $  7,902,148  $17,989,285  $ 3,339,782  $ 7,470,315
                                   ============  ===========  ============  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    1,906,834    2,206,448     1,414,311    1,481,769      424,460      399,751
      Units issued................      221,508      282,476       184,035      420,307      136,396      629,978
      Units redeemed..............     (523,445)    (582,090)     (413,898)    (487,765)    (208,445)    (605,269)
                                   ------------  -----------  ------------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    1,604,897    1,906,834     1,184,448    1,414,311      352,411      424,460
                                   ============  ===========  ============  ===========  ===========  ===========

--------
(c)Previously known as Alger Small Capitalization
(d)Previously known as Alger Leveraged AllCap (Series - S)


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             DWS Investment
                                           The Alger                 The Alger                  Variable
                                         American Fund             American Fund               Insurance
                                         (Series - S)               (Series - S)              Trust Funds
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  -------------------------  -----------------------
                                        Alger American             Alger American                 DWS
                                        LargeCap Growth            MidCap Growth               Equity 500
                                    Portfolio - Class S (e)     Portfolio - Class S           Index VIP B
                                   ------------------------  -------------------------  -----------------------
                                       2008         2007         2008          2007         2008        2007
                                   -----------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (178,648) $  (212,961) $   (190,253) $  (256,342) $    19,340  $  (13,962)
Net realized gains (losses).......    (189,607)     742,670     3,289,367    2,439,030        5,712     166,299
Change in unrealized
  gains (losses)..................  (6,536,702)   1,933,882   (12,791,382)   1,903,691   (1,541,224)     (3,454)
                                   -----------  -----------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................  (6,904,957)   2,463,591    (9,692,268)   4,086,379   (1,516,172)    148,883
                                   -----------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     109,444      231,223       153,060      381,170        5,167       3,707
Benefit payments..................     (63,145)     (50,775)     (258,886)     (83,590)     (26,527)         --
Payments on termination...........  (1,535,842)  (1,721,366)   (1,155,816)  (1,247,821)    (447,515)   (583,837)
Loans--net........................        (869)         (52)           62           (4)          --          --
Policy maintenance charge.........      (7,688)      (7,737)      (13,142)     (15,682)          --          --
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................     662,142     (230,890)      669,489     (451,364)    (248,381)    482,133
                                   -----------  -----------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......    (835,958)  (1,779,597)     (605,233)  (1,417,291)    (717,256)    (97,997)
                                   -----------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (7,740,915)     683,994   (10,297,501)   2,669,088   (2,233,428)     50,886
NET ASSETS AT BEGINNING
  OF PERIOD.......................  15,287,894   14,603,900    17,168,502   14,499,414    4,383,432   4,332,546
                                   -----------  -----------  ------------  -----------  -----------  ----------
NET ASSETS AT END
  OF PERIOD....................... $ 7,546,979  $15,287,894  $  6,871,001  $17,168,502  $ 2,150,004  $4,383,432
                                   ===========  ===========  ============  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,027,817    1,159,901     1,074,617    1,172,642      276,427     282,345
      Units issued................     345,898      101,841       279,714      153,404       29,093      37,050
      Units redeemed..............    (406,230)    (233,925)     (302,245)    (251,429)     (85,822)    (42,968)
                                   -----------  -----------  ------------  -----------  -----------  ----------
   Units outstanding at end
     of period....................     967,485    1,027,817     1,052,086    1,074,617      219,698     276,427
                                   ===========  ===========  ============  ===========  ===========  ==========

--------
(e)Previously known as Alger Growth (Series - S)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                       DWS Investment
                                          Variable
                                          Insurance              DWS Variable              DWS Variable
                                         Trust Funds               Series I                  Series I
                                         Sub-Account              Sub-Account               Sub-Account
                                   ----------------------  ------------------------  ------------------------
                                          DWS Small                DWS Bond                 DWS Global
                                        Cap Index VIP                VIP A               Opportunities VIP
                                   ----------------------  ------------------------  ------------------------
                                      2008        2007         2008         2007         2008         2007
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     (939) $  (14,918) $   496,314  $   477,361  $  (126,685) $   (45,656)
Net realized gains (losses).......     66,574     119,290     (323,075)       3,656    1,704,193    2,512,184
Change in unrealized
  gains (losses)..................   (503,356)   (164,968)  (2,219,134)    (107,905)  (7,972,547)  (1,268,756)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   (437,721)    (60,596)  (2,045,895)     373,112   (6,395,039)   1,197,772
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................        640         363      117,953      210,185      112,032      249,193
Benefit payments..................         --          --     (131,652)    (215,252)     (49,204)    (135,988)
Payments on termination...........   (135,471)   (109,538)  (1,850,642)  (1,877,589)  (1,839,538)  (2,174,279)
Loans--net........................         --          --         (897)        (160)         413          (65)
Policy maintenance charge.........         --          --       (6,707)      (7,194)      (5,674)      (7,062)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (240,502)    147,312   (1,396,840)     561,914     (794,787)    (235,552)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (375,333)     38,137   (3,268,785)  (1,328,096)  (2,576,758)  (2,303,753)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (813,054)    (22,459)  (5,314,680)    (954,984)  (8,971,797)  (1,105,981)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,521,446   1,543,905   13,752,865   14,707,849   14,558,348   15,664,329
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD....................... $  708,392  $1,521,446  $ 8,438,185  $13,752,865  $ 5,586,551  $14,558,348
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     83,382      81,496      979,765    1,072,017      744,709      854,566
       Units issued...............      4,036       9,910       97,448      132,253       88,935      164,646
       Units redeemed.............    (27,517)     (8,024)    (343,875)    (224,505)    (230,674)    (274,503)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period....................     59,901      83,382      733,338      979,765      602,970      744,709
                                   ==========  ==========  ===========  ===========  ===========  ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          DWS Variable             DWS Variable             DWS Variable
                                            Series I                 Series I                 Series II
                                          Sub-Account              Sub-Account               Sub-Account
                                    -----------------------  -----------------------  ------------------------
                                              DWS                      DWS                       DWS
                                    Growth and Income VIP A     International VIP          Balanced VIP A
                                    -----------------------  -----------------------  ------------------------
                                        2008        2007         2008        2007         2008         2007
                                    -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $    11,472  $   (7,466) $   (11,445) $   71,095  $   242,684  $   249,460
Net realized gains (losses)........     372,601     171,635      779,281     677,024      (98,291)     544,014
Change in unrealized gains
  (losses).........................  (1,355,132)   (160,161)  (4,197,063)     70,430   (2,814,755)    (335,747)
                                    -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    (971,059)      4,008   (3,429,227)    818,549   (2,670,362)     457,727
                                    -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      29,469      51,102       44,070      48,125       75,848      145,934
Benefit payments...................     (41,362)     (5,589)    (122,950)    (16,984)     (53,580)    (380,238)
Payments on termination............    (321,813)   (480,037)    (476,972)   (867,505)  (2,280,466)  (2,856,429)
Loans--net.........................          87         (41)         259         (39)        (557)        (325)
Policy maintenance charge..........      (1,665)     (1,972)      (2,281)     (2,506)      (6,398)      (7,076)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     (66,561)    (56,525)     703,832     (13,276)    (170,148)    (529,060)
                                    -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......    (401,845)   (493,062)     145,958    (852,185)  (2,435,301)  (3,627,194)
                                    -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (1,372,904)   (489,054)  (3,283,269)    (33,636)  (5,105,663)  (3,169,467)
NET ASSETS AT BEGINNING
  OF PERIOD........................   2,732,618   3,221,672    6,646,281   6,679,917   10,828,946   13,998,413
                                    -----------  ----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $ 1,359,714  $2,732,618  $ 3,363,012  $6,646,281  $ 5,723,283  $10,828,946
                                    ===========  ==========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     255,774     299,083      504,335     568,635      910,660    1,216,227
       Units issued................      18,352      36,338      174,994     170,911       88,878       77,852
       Units redeemed..............     (63,506)    (79,647)    (162,096)   (235,211)    (327,279)    (383,419)
                                    -----------  ----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period........................     210,620     255,774      517,233     504,335      672,259      910,660
                                    ===========  ==========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Federated                 Federated                 Federated
                                           Insurance                 Insurance                 Insurance
                                            Series                    Series                    Series
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                                                  Federated Fund
                                           Federated                 for U.S.               Federated High
                                            Capital                 Government                Income Bond
                                        Income Fund II             Securities II                Fund II
                                   ------------------------  ------------------------  ------------------------
                                       2008         2007         2008         2007         2008         2007
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   210,630  $   268,586  $ 1,091,462  $   773,749  $ 1,604,012  $ 1,659,925
Net realized gains (losses).......    (236,448)     (22,872)     (94,061)    (130,145)    (809,303)         886
Change in unrealized gains
  (losses)........................  (1,142,399)     (56,514)    (262,299)     642,708   (6,002,602)  (1,156,817)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (1,168,217)     189,200      735,102    1,286,312   (5,207,893)     503,994
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     207,072      222,941      417,654      378,236      280,173      458,302
Benefit payments..................     (58,366)    (265,383)    (479,848)    (420,809)    (280,222)    (473,517)
Payments on termination...........    (983,777)  (1,381,264)  (4,606,487)  (4,272,292)  (2,765,347)  (3,611,039)
Loans--net........................          99          (56)       2,723         (386)         874         (302)
Policy maintenance charge.........      (3,226)      (3,624)     (13,577)     (14,232)      (9,684)     (11,094)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     229,296     (549,649)     608,315    6,744,841   (1,488,510)    (760,711)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (608,902)  (1,977,035)  (4,071,220)   2,415,358   (4,262,716)  (4,398,361)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,777,119)  (1,787,835)  (3,336,118)   3,701,670   (9,470,609)  (3,894,367)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   5,623,478    7,411,313   31,456,446   27,754,776   22,372,155   26,266,522
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 3,846,359  $ 5,623,478  $28,120,328  $31,456,446  $12,901,546  $22,372,155
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     504,612      675,879    2,264,801    2,044,313    1,600,354    1,913,837
       Units issued...............     132,730      122,816      470,812      906,074      139,406      283,474
       Units redeemed.............    (190,429)    (294,083)    (762,815)    (685,586)    (472,263)    (596,957)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     446,913      504,612    1,972,798    2,264,801    1,267,497    1,600,354
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Fidelity                   Fidelity                    Fidelity
                                           Variable                   Variable                    Variable
                                           Insurance                  Insurance                   Insurance
                                         Products Fund              Products Fund               Products Fund
                                          Sub-Account                Sub-Account                 Sub-Account
                                   ------------------------  --------------------------  --------------------------
                                              VIP                        VIP                         VIP
                                         Asset Manager               Contrafund                 Equity-Income
                                   ------------------------  --------------------------  --------------------------
                                       2008         2007         2008          2007          2008          2007
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).......................... $   111,020  $   624,752  $   (359,210) $   (530,546) $    295,973  $    108,296
Net realized gains (losses).......     838,394      632,400      (443,423)   26,556,554    (2,396,718)    7,501,213
Change in unrealized gains
  (losses)........................  (4,486,644)     502,855   (33,068,437)  (12,919,701)  (17,913,051)   (6,948,593)
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
  from operations.................  (3,537,230)   1,760,007   (33,871,070)   13,106,307   (20,013,796)      660,916
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     127,384      207,747       886,809     1,239,177       506,052       783,207
Benefit payments..................    (207,820)    (320,458)     (529,605)   (1,072,410)     (389,078)   (1,203,577)
Payments on termination...........  (1,702,646)  (2,345,669)   (9,859,022)  (14,222,538)   (7,290,368)  (12,428,263)
Loans--net........................      (5,026)        (151)      (15,561)       (1,617)        2,018        (1,937)
Policy maintenance charge.........      (6,649)      (6,783)      (38,015)      (43,701)      (24,212)      (30,186)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (226,083)    (461,180)   (2,885,376)   (2,941,142)   (3,303,923)   (1,386,956)
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions......  (2,020,840)  (2,926,494)  (12,440,770)  (17,042,231)  (10,499,511)  (14,267,712)
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS...................  (5,558,070)  (1,166,487)  (46,311,840)   (3,935,924)  (30,513,307)  (13,606,796)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  13,084,830   14,251,317    86,546,530    90,482,454    53,256,262    66,863,058
                                   -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $ 7,526,760  $13,084,830  $ 40,234,690  $ 86,546,530  $ 22,742,955  $ 53,256,262
                                   ===========  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     830,377    1,018,315     4,241,119     5,055,926     2,638,656     3,283,576
      Units issued................     138,078      103,944       352,375       398,234       194,921       391,035
      Units redeemed..............    (283,003)    (291,882)   (1,058,015)   (1,213,041)     (857,230)   (1,035,955)
                                   -----------  -----------  ------------  ------------  ------------  ------------
   Units outstanding at end
     of period....................     685,452      830,377     3,535,479     4,241,119     1,976,347     2,638,656
                                   ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity                   Fidelity                    Fidelity
                                            Variable                   Variable                    Variable
                                           Insurance                   Insurance                   Insurance
                                         Products Fund               Products Fund               Products Fund
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   -------------------------  --------------------------  --------------------------
                                                                          VIP                      VIP Money
                                           VIP Growth                  Index 500                    Market
                                   -------------------------  --------------------------  --------------------------
                                       2008          2007         2008          2007          2008          2007
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).......................... $   (197,108) $  (235,517) $    198,481  $  1,260,346  $    831,248  $  1,640,534
Net realized gains (losses).......       93,356    1,123,419       866,087     2,854,980            --            --
Change in unrealized gains
  (losses)........................  (16,894,687)   7,614,512   (19,787,672)   (1,581,140)           --            --
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
  from operations.................  (16,998,439)   8,502,414   (18,723,104)    2,534,186       831,248     1,640,534
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      500,813      673,837       835,683     1,267,319     1,155,466       858,880
Benefit payments..................     (179,400)    (384,807)     (682,234)     (530,359)     (736,231)   (2,301,845)
Payments on termination...........   (3,862,764)  (6,598,698)   (6,974,162)   (9,269,996)  (18,339,475)  (17,491,823)
Loans--net........................        4,660       (1,585)       11,329          (758)        4,261        (1,403)
Policy maintenance charge.........      (24,328)     (27,237)      (30,270)      (35,925)      (21,804)      (20,805)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............   (1,307,197)    (357,967)   (3,240,249)   (1,829,289)   31,685,333    18,257,879
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions......   (4,868,216)  (6,696,457)  (10,079,903)  (10,399,008)   13,747,550      (699,117)
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS...................  (21,866,655)   1,805,957   (28,803,007)   (7,864,822)   14,578,798       941,417
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   38,987,521   37,181,564    56,359,895    64,224,717    46,879,938    45,938,521
                                   ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $ 17,120,866  $38,987,521  $ 27,556,888  $ 56,359,895  $ 61,458,736  $ 46,879,938
                                   ============  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    2,649,587    3,052,972     4,599,273     5,382,253     3,774,967     3,844,889
      Units issued................      317,218      460,236       406,188       369,664     4,654,762     3,584,509
      Units redeemed..............     (684,431)    (863,621)   (1,334,702)   (1,152,644)   (3,506,567)   (3,654,431)
                                   ------------  -----------  ------------  ------------  ------------  ------------
   Units outstanding at end
     of period....................    2,282,374    2,649,587     3,670,759     4,599,273     4,923,162     3,774,967
                                   ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                      Fidelity                  Fidelity
                                            Fidelity                  Variable                  Variable
                                            Variable                 Insurance                 Insurance
                                           Insurance               Products Fund             Products Fund
                                         Products Fund           (Service Class 2)         (Service Class 2)
                                          Sub-Account               Sub-Account               Sub-Account
                                   -------------------------  -----------------------  -------------------------
                                                                     VIP Asset
                                                                      Manager                VIP Contrafund
                                          VIP Overseas           (Service Class 2)         (Service Class 2)
                                   -------------------------  -----------------------  -------------------------
                                       2008          2007         2008        2007         2008          2007
                                   ------------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    182,684  $   457,598  $    36,315  $  264,726  $   (297,737) $  (405,235)
Net realized gains (losses).......    2,387,762    3,640,829      388,959     275,082    (2,252,515)  12,545,487
Change in unrealized gains
  (losses)........................  (13,227,124)    (462,328)  (2,452,895)    249,500   (16,773,258)  (5,516,827)
                                   ------------  -----------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets
  from operations.................  (10,656,678)   3,636,099   (2,027,621)    789,308   (19,323,510)   6,623,425
                                   ------------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      290,484      385,436       39,808     163,651       384,383    1,327,156
Benefit payments..................     (114,628)    (294,052)     (16,346)    (92,095)      (74,556)  (1,192,822)
Payments on termination...........   (2,835,387)  (3,906,656)    (537,145)   (776,364)   (4,055,149)  (4,115,208)
Loans--net........................        1,233         (406)      (4,169)       (178)       (1,303)          --
Policy maintenance charge.........      (10,119)     (11,218)     (15,581)    (12,404)      (79,832)     (90,762)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................      438,051       82,205       31,391     451,483      (512,866)    (583,576)
                                   ------------  -----------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets
  from contract transactions......   (2,230,366)  (3,744,691)    (502,042)   (265,907)   (4,339,323)  (4,655,212)
                                   ------------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (12,887,044)    (108,592)  (2,529,663)    523,401   (23,662,833)   1,968,213
NET ASSETS AT BEGINNING
  OF PERIOD.......................   25,100,057   25,208,649    6,730,698   6,207,297    47,224,706   45,256,493
                                   ------------  -----------  -----------  ----------  ------------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 12,213,013  $25,100,057  $ 4,201,035  $6,730,698  $ 23,561,873  $47,224,706
                                   ============  ===========  ===========  ==========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    1,474,053    1,693,368      540,929     565,615     2,857,557    3,162,775
      Units issued................      333,274      268,958      178,181     106,335       510,196      599,624
      Units redeemed..............     (481,784)    (488,273)    (237,115)   (131,021)     (841,685)    (904,842)
                                   ------------  -----------  -----------  ----------  ------------  -----------
   Units outstanding at end of
     period.......................    1,325,543    1,474,053      481,995     540,929     2,526,068    2,857,557
                                   ============  ===========  ===========  ==========  ============  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity                   Fidelity                   Fidelity
                                            Variable                   Variable                   Variable
                                           Insurance                  Insurance                  Insurance
                                         Products Fund              Products Fund              Products Fund
                                       (Service Class 2)          (Service Class 2)          (Service Class 2)
                                          Sub-Account                Sub-Account                Sub-Account
                                   -------------------------  -------------------------  -------------------------
                                              VIP
                                         Equity-Income                VIP Growth               VIP Index 500
                                       (Service Class 2)          (Service Class 2)          (Service Class 2)
                                   -------------------------  -------------------------  -------------------------
                                       2008          2007         2008          2007         2008          2007
                                   ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    175,362  $   (22,439) $   (159,934) $  (234,275) $    123,468  $   775,375
Net realized gains (losses).......   (2,378,109)   4,321,072       265,896      875,351       (21,652)   1,302,371
Change in unrealized gains
  (losses)........................  (14,463,898)  (4,239,837)  (10,102,247)   3,916,515   (16,938,303)    (385,846)
                                   ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets
  from operations.................  (16,666,645)      58,796    (9,996,285)   4,557,591   (16,836,487)   1,691,900
                                   ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      264,222    1,031,463       209,885      591,167       400,002    1,187,566
Benefit payments..................     (243,189)     (79,358)      (53,287)    (120,865)     (299,925)    (362,152)
Payments on termination...........   (3,373,524)  (4,388,864)   (1,496,214)  (1,976,345)   (3,773,850)  (4,169,175)
Loans--net........................       (1,142)        (119)           (3)         (12)         (909)          --
Policy maintenance charge.........      (51,029)     (60,036)       (7,525)      (8,109)     (104,270)    (120,561)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............      (95,146)    (703,303)     (405,398)    (272,095)      949,017   (1,094,913)
                                   ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets
  from contract transactions......   (3,499,808)  (4,200,217)   (1,752,542)  (1,786,259)   (2,829,935)  (4,559,235)
                                   ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (20,166,453)  (4,141,421)  (11,748,827)   2,771,332   (19,666,422)  (2,867,335)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   40,490,338   44,631,759    21,853,548   19,082,216    46,550,325   49,417,660
                                   ------------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 20,323,885  $40,490,338  $ 10,104,721  $21,853,548  $ 26,883,903  $46,550,325
                                   ============  ===========  ============  ===========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    3,046,910    3,348,356     1,461,511    1,587,312     3,610,343    3,968,613
      Units issued................      524,950      405,784       288,758      194,920       694,695      331,992
      Units redeemed..............     (854,915)    (707,230)     (445,092)    (320,721)     (935,634)    (690,262)
                                   ------------  -----------  ------------  -----------  ------------  -----------
   Units outstanding at end of
     period.......................    2,716,945    3,046,910     1,305,177    1,461,511     3,369,404    3,610,343
                                   ============  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity                   Fidelity                   Fidelity
                                            Variable                   Variable                   Variable
                                           Insurance                  Insurance                  Insurance
                                         Products Fund              Products Fund              Products Fund
                                       (Service Class 2)          (Service Class 2)          (Service Class 2)
                                          Sub-Account                Sub-Account                Sub-Account
                                   -------------------------  -------------------------  -------------------------
                                         VIP Investment               VIP Money
                                           Grade Bond                   Market                  VIP Overseas
                                       (Service Class 2)          (Service Class 2)          (Service Class 2)
                                   -------------------------  -------------------------  -------------------------
                                       2008          2007         2008          2007         2008          2007
                                   ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  1,407,802  $ 1,281,750  $    662,375  $ 1,862,999  $    285,716  $   600,367
Net realized gains (losses).......     (898,101)    (175,021)           --           --     2,736,290    4,323,017
Change in unrealized gains
  (losses)........................   (2,974,918)     245,863            --           --   (23,145,565)   1,267,243
                                   ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets
  from operations.................   (2,465,217)   1,352,592       662,375    1,862,999   (20,123,559)   6,190,627
                                   ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      508,313      773,105     1,520,823    1,986,395       340,634    1,240,149
Benefit payments..................     (461,291)    (242,204)     (682,408)  (1,602,452)      (67,814)    (184,941)
Payments on termination...........   (6,110,040)  (4,702,056)  (11,249,131)  (9,701,910)   (3,598,133)  (3,452,010)
Loans--net........................       (1,544)        (135)          148          (19)           76          (15)
Policy maintenance charge.........      (93,398)     (84,527)     (157,387)    (159,724)      (88,197)     (93,985)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................   (5,917,676)   5,636,125    12,358,568    6,534,718     1,641,329    1,570,382
                                   ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets
  from contract transactions......  (12,075,636)   1,380,308     1,790,613   (2,942,992)   (1,772,105)    (920,420)
                                   ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (14,540,853)   2,732,900     2,452,988   (1,079,993)  (21,895,664)   5,270,207
NET ASSETS AT BEGINNING
  OF PERIOD.......................   54,745,308   52,012,408    55,846,998   56,926,991    45,858,234   40,588,027
                                   ------------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 40,204,455  $54,745,308  $ 58,299,986  $55,846,998  $ 23,962,570  $45,858,234
                                   ============  ===========  ============  ===========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    4,894,323    4,751,458     5,220,975    5,497,123     2,661,342    2,713,209
      Units issued................      821,083    1,119,551     3,593,639    4,242,258       851,516      584,487
      Units redeemed..............   (1,926,106)    (976,686)   (3,431,897)  (4,518,406)     (992,166)    (636,354)
                                   ------------  -----------  ------------  -----------  ------------  -----------
   Units outstanding at end of
     period.......................    3,789,300    4,894,323     5,382,717    5,220,975     2,520,692    2,661,342
                                   ============  ===========  ============  ===========  ============  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Goldman Sachs             Goldman Sachs
                                           Variable                 Variable
                                          Insurance                 Insurance               J.P. Morgan
                                            Trust                     Trust               Series Trust II
                                         Sub-Account               Sub-Account              Sub-Account
                                   -----------------------  ------------------------  -----------------------
                                        VIT Strategic            VIT Structured
                                        International               Small Cap                  Small
                                            Equity                   Equity                   Company
                                   -----------------------  ------------------------  -----------------------
                                       2008        2007         2008         2007         2008        2007
                                   -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    35,489  $   (9,503) $   (18,662) $   (42,175) $   (35,024) $  (60,208)
Net realized gains (losses).......      16,125     896,050     (284,550)     381,915      176,910     342,428
Change in unrealized gains
  (losses)........................  (2,094,890)   (550,344)    (580,348)  (1,017,201)  (1,158,645)   (529,248)
                                   -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................  (2,043,276)    336,203     (883,560)    (677,461)  (1,016,759)   (247,028)
                                   -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       8,065      15,449        5,136       41,702       10,044      15,675
Benefit payments..................      (2,665)    (34,057)      (9,568)     (61,438)      (3,566)    (52,151)
Payments on termination...........    (446,299)   (636,859)    (288,478)    (422,972)    (390,679)   (367,423)
Loans--net........................         341         (68)          (6)         (33)         300         (49)
Policy maintenance charge.........      (1,036)     (1,232)        (828)      (1,055)        (973)     (1,168)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (813,819)    (26,036)    (251,309)    (132,536)    (362,139)   (217,021)
                                   -----------  ----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,255,413)   (682,803)    (545,053)    (576,332)    (747,013)   (622,137)
                                   -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (3,298,689)   (346,600)  (1,428,613)  (1,253,793)  (1,763,772)   (869,165)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   5,195,664   5,542,264    2,884,517    4,138,310    3,525,394   4,394,559
                                   -----------  ----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 1,896,975  $5,195,664  $ 1,455,904  $ 2,884,517  $ 1,761,622  $3,525,394
                                   ===========  ==========  ===========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     377,739     424,674      174,735      205,869      228,195     264,489
       Units issued...............      30,273      57,039       19,235       35,784       15,834       9,849
       Units redeemed.............    (151,310)   (103,974)     (58,663)     (66,918)     (73,849)    (46,143)
                                   -----------  ----------  -----------  -----------  -----------  ----------
   Units outstanding at end of
     period.......................     256,702     377,739      135,307      174,735      170,180     228,195
                                   ===========  ==========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Janus Aspen                Janus Aspen               Janus Aspen
                                             Series                     Series                    Series
                                           Sub-Account                Sub-Account               Sub-Account
                                   --------------------------  ------------------------  ------------------------
                                                                       Flexible                    Forty
                                            Balanced                     Bond                    Portfolio
                                   --------------------------  ------------------------  ------------------------
                                       2008          2007          2008         2007         2008         2007
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).......................... $    458,584  $    541,195  $   508,915  $   614,323  $   (90,276) $   (78,857)
Net realized gains (losses).......    4,099,082     2,936,390     (242,681)    (190,703)     242,375      782,671
Change in unrealized gains
  (losses)........................  (11,969,127)    1,167,851      447,729      593,955   (3,781,109)   1,254,258
                                   ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   (7,411,461)    4,645,436      713,963    1,017,575   (3,629,010)   1,958,072
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      533,170       783,577      259,624      268,535       34,848       94,026
Benefit payments..................     (919,269)   (1,032,402)    (240,445)    (369,136)      (2,477)     (65,412)
Payments on termination...........   (8,313,317)  (10,161,411)  (2,828,033)  (2,581,568)    (631,261)  (1,209,269)
Loans--net........................        1,320          (728)       2,495          (96)          38          (43)
Policy maintenance charge.........      (28,502)      (31,554)      (8,155)      (7,711)        (719)        (577)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............     (640,220)   (1,987,409)    (218,293)   1,413,026    1,113,744     (522,576)
                                   ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (9,366,818)  (12,429,927)  (3,032,807)  (1,276,950)     514,173   (1,703,851)
                                   ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS...................  (16,778,279)   (7,784,491)  (2,318,844)    (259,375)  (3,114,837)     254,221
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   48,451,030    56,235,521   19,089,163   19,348,538    7,295,718    7,041,497
                                   ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 31,672,751  $ 48,451,030  $16,770,319  $19,089,163  $ 4,180,881  $ 7,295,718
                                   ============  ============  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    2,514,042     3,148,657    1,273,596    1,350,603      397,100      516,710
       Units issued...............      236,151       256,870      329,568      225,057      206,176       80,614
       Units redeemed.............     (734,967)     (891,485)    (526,904)    (302,064)    (189,460)    (200,224)
                                   ------------  ------------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    2,015,226     2,514,042    1,076,260    1,273,596      413,816      397,100
                                   ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Janus Aspen                Janus Aspen                Janus Aspen
                                        Series                     Series                     Series
                                     Sub-Account                Sub-Account                Sub-Account
                              -------------------------  -------------------------  -------------------------
                                      Large Cap                   Mid Cap                   Worldwide
                                        Growth                     Growth                     Growth
                              -------------------------  -------------------------  -------------------------
                                  2008          2007         2008          2007         2008          2007
                              ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $   (148,019) $  (213,019) $   (290,692) $  (368,043) $    (58,342) $  (238,103)
Net realized gains (losses)..     (408,465)     161,037     1,346,653      963,684      (501,151)   1,279,814
Change in unrealized gains
  (losses)...................   (9,620,220)   3,753,481   (13,605,671)   4,775,354   (11,911,064)   1,811,825
                              ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net
  assets from operations.....  (10,176,704)   3,701,499   (12,549,710)   5,370,995   (12,470,557)   2,853,536
                              ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      255,455      400,970       297,724      436,726       380,050      382,081
Benefit payments.............     (191,694)    (456,429)     (113,232)    (245,672)     (193,474)    (569,763)
Payments on termination......   (3,187,066)  (5,262,645)   (3,201,858)  (4,602,801)   (3,824,388)  (6,506,485)
Loans--net...................        3,113         (951)       (2,189)        (972)       (2,548)      (1,582)
Policy maintenance charge....      (19,049)     (22,226)      (21,370)     (23,424)      (20,410)     (25,023)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........     (263,149)  (1,107,217)     (218,329)   2,560,472      (777,434)  (1,354,406)
                              ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in net
  assets from contract
  transactions...............   (3,402,390)  (6,448,498)   (3,259,254)  (1,875,671)   (4,438,204)  (8,075,178)
                              ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..............  (13,579,094)  (2,746,999)  (15,808,964)   3,495,324   (16,908,761)  (5,221,642)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................   27,376,695   30,123,694    30,609,679   27,114,355    30,455,962   35,677,604
                              ------------  -----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
  PERIOD..................... $ 13,797,601  $27,376,695  $ 14,800,715  $30,609,679  $ 13,547,201  $30,455,962
                              ============  ===========  ============  ===========  ============  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....    1,832,543    2,278,960     1,820,575    1,860,879     1,912,219    2,393,994
       Units issued..........       87,751      139,433       219,005      411,441       141,222      186,877
       Units redeemed........     (359,764)    (585,850)     (441,003)    (451,745)     (491,437)    (668,652)
                              ------------  -----------  ------------  -----------  ------------  -----------
   Units outstanding at end
     of period...............    1,560,530    1,832,543     1,598,577    1,820,575     1,562,004    1,912,219
                              ============  ===========  ============  ===========  ============  ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Janus Aspen               Janus Aspen               Janus Aspen
                                            Series                     Series                    Series
                                       (Service Shares)           (Service Shares)          (Service Shares)
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  -------------------------  -----------------------
                                                                                                 Forty
                                           Balanced                Foreign Stock               Portfolio
                                       (Service Shares)           (Service Shares)          (Service Shares)
                                   ------------------------  -------------------------  -----------------------
                                       2008         2007      2008 (f)(s)      2007         2008        2007
                                   -----------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    80,770  $    86,176  $    366,358  $   (19,662) $  (129,487) $ (102,171)
Net realized gains (losses).......     788,266      326,951     2,029,884    1,472,039      164,686     418,645
Change in unrealized gains
  (losses)........................  (2,827,013)     603,069    (3,363,592)     803,846   (4,483,825)  1,970,823
                                   -----------  -----------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................  (1,957,977)   1,016,196      (967,350)   2,256,223   (4,448,626)  2,287,297
                                   -----------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      86,920      201,558        57,591      196,142       65,164     171,301
Benefit payments..................     (37,164)     (57,850)      (20,586)     (66,137)        (396)    (16,709)
Payments on termination...........  (1,224,669)  (1,158,713)     (473,742)  (1,815,192)  (1,074,143)   (479,099)
Loans--net........................      (1,822)         (18)          116          (77)          34          --
Policy maintenance charge.........     (21,753)     (21,353)       (4,471)     (17,541)     (14,415)    (10,857)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    (959,468)     (36,984)  (14,443,987)   1,707,178    1,475,113   1,020,840
                                   -----------  -----------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (2,157,956)  (1,073,360)  (14,885,079)       4,373      451,357     685,476
                                   -----------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (4,115,933)     (57,164)  (15,852,429)   2,260,596   (3,997,269)  2,972,773
NET ASSETS AT BEGINNING
  OF PERIOD.......................  12,314,209   12,371,373    15,852,429   13,591,833    9,179,750   6,206,977
                                   -----------  -----------  ------------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 8,198,276  $12,314,209  $         --  $15,852,429  $ 5,182,481  $9,179,750
                                   ===========  ===========  ============  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     928,439    1,012,702       952,343      947,347      500,283     454,430
       Units issued...............     134,586      125,148        48,964      372,974      310,806     168,492
       Units redeemed.............    (314,970)    (209,411)   (1,001,307)    (367,978)    (295,697)   (122,639)
                                   -----------  -----------  ------------  -----------  -----------  ----------
   Units outstanding at end of
     period.......................     748,055      928,439            --      952,343      515,392     500,283
                                   ===========  ===========  ============  ===========  ===========  ==========

--------
(f)For the period beginning January 1, 2008 and ended April 29, 2008
(s)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Janus Aspen          Janus Aspen           Janus Aspen
                                                    Series               Series                Series
                                               (Service Shares)     (Service Shares)      (Service Shares)
                                                 Sub-Account          Sub-Account           Sub-Account
                                           -----------------------  ---------------- -------------------------
                                                    INTECH
                                                 Risk-Managed        International
                                                Core Portfolio           Growth            Mid Cap Value
                                               (Service Shares)     (Service Shares)      (Service Shares)
                                           -----------------------  ---------------- -------------------------
                                               2008        2007       2008 (g)(s)        2008          2007
                                           -----------  ----------  ---------------- ------------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (43,089) $  (75,865)   $    22,066    $   (253,032) $   395,710
Net realized gains (losses)...............      (6,700)     48,102        259,071       1,955,668    1,310,291
Change in unrealized gains (losses).......  (2,030,769)    331,016     (7,395,882)     (8,458,075)    (266,055)
                                           -----------  ----------    -----------    ------------  -----------
Increase (decrease) in net assets from
  operations..............................  (2,080,558)    303,253     (7,114,745)     (6,755,439)   1,439,946
                                           -----------  ----------    -----------    ------------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..................................      58,133     295,867         64,835         185,726      496,450
Benefit payments..........................     (10,767)     (6,876)       (36,401)        (39,897)    (103,365)
Payments on termination...................    (585,570)   (876,215)      (521,498)     (2,286,365)  (1,835,553)
Loans--net................................          34          --            285            (724)          --
Policy maintenance charge.................     (12,304)    (15,968)       (10,763)        (66,256)     (71,158)
Transfers among the sub-accounts and with
  the Fixed Account--net..................    (212,486)   (395,819)    13,339,725      (1,146,781)      95,149
                                           -----------  ----------    -----------    ------------  -----------
Increase (decrease) in net assets from
  contract transactions...................    (762,960)   (999,011)    12,836,183      (3,354,297)  (1,418,477)
                                           -----------  ----------    -----------    ------------  -----------
INCREASE (DECREASE) IN NET
  ASSETS..................................  (2,843,518)   (695,758)     5,721,438     (10,109,736)      21,469
NET ASSETS AT BEGINNING OF
  PERIOD..................................   6,217,404   6,913,162             --      25,818,130   25,796,661
                                           -----------  ----------    -----------    ------------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,373,886  $6,217,404    $ 5,721,438    $ 15,708,394  $25,818,130
                                           ===========  ==========    ===========    ============  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period...............................     441,986     513,298             --       1,768,771    1,864,376
       Units issued.......................      61,554      54,396      2,108,414         314,281      243,494
       Units redeemed.....................    (121,521)   (125,708)    (1,325,257)       (566,809)    (339,099)
                                           -----------  ----------    -----------    ------------  -----------
   Units outstanding at end of period.....     382,019     441,986        783,157       1,516,243    1,768,771
                                           ===========  ==========    ===========    ============  ===========

--------
(g)For the period beginning April 30, 2008 and ended December 31, 2008
(s)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Janus Aspen              Janus Aspen                 Lazard
                                            Series                   Series                 Retirement
                                       (Service Shares)         (Service Shares)           Series, Inc.
                                         Sub-Account              Sub-Account               Sub-Account
                                   -----------------------  -----------------------  ------------------------
                                        Small Company              Worldwide
                                            Value                    Growth                  Emerging
                                       (Service Shares)         (Service Shares)          Markets Equity
                                   -----------------------  -----------------------  ------------------------
                                       2008        2007         2008        2007         2008         2007
                                   -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (86,631) $  (36,120) $   (12,546) $  (31,209) $    47,084  $   (54,852)
Net realized gains (losses).......    (209,687)    417,386       21,410     182,591      768,684    3,854,606
Change in unrealized gains
  (losses)........................  (2,023,866)   (919,926)  (1,308,747)     87,697   (7,101,100)    (159,689)
                                   -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (2,320,184)   (538,660)  (1,299,883)    239,079   (6,285,332)   3,640,065
                                   -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      79,139     228,986       21,003      27,703       40,309       54,764
Benefit payments..................      (9,391)    (38,147)      (2,789)       (938)     (54,793)     (65,868)
Payments on termination...........    (665,568)   (388,045)    (340,488)   (397,235)  (1,176,702)  (1,880,399)
Loans--net........................        (564)         (3)         223         (38)          (1)          (2)
Policy maintenance charge.........     (15,349)    (15,145)        (451)       (541)      (2,146)      (2,251)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    (137,976)    473,527     (346,632)    255,296     (849,921)    (404,893)
                                   -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (749,709)    261,173     (669,134)   (115,753)  (2,043,254)  (2,298,649)
                                   -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (3,069,893)   (277,487)  (1,969,017)    123,326   (8,328,586)   1,341,416
NET ASSETS AT BEGINNING
  OF PERIOD.......................   6,978,358   7,255,845    3,264,772   3,141,446   13,887,458   12,546,042
                                   -----------  ----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 3,908,465  $6,978,358  $ 1,295,755  $3,264,772  $ 5,558,872  $13,887,458
                                   ===========  ==========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     573,921     551,687      267,253     278,546      351,026      416,031
       Units issued...............     137,804     207,132       27,036      43,791       63,885       80,781
       Units redeemed.............    (202,064)   (184,898)     (98,333)    (55,084)    (136,923)    (145,786)
                                   -----------  ----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     509,661     573,921      195,956     267,253      277,988      351,026
                                   ===========  ==========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     Legg Mason       Legg Mason            Legg Mason
                                                   Lazard             Partners         Partners              Partners
                                                 Retirement           Variable         Variable              Variable
                                                Series, Inc.        Income Trust     Income Trust          Income Trust
                                                Sub-Account          Sub-Account     Sub-Account            Sub-Account
                                          -----------------------  --------------- ---------------- --------------------------
                                                                                                            Legg Mason
                                                                     Legg Mason       Legg Mason             Variable
                                               International        Variable All     Variable All           Fundamental
                                                   Equity          Cap Portfolio I Cap Portfolio II       Value Portfolio
                                          -----------------------  --------------- ---------------- --------------------------
                                              2008        2007       2007 (t)(u)     2007 (v)(u)        2008     2007 (t)(v)(w)
                                          -----------  ----------  --------------- ---------------- -----------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (6,935) $   27,081   $    (20,704)    $   (13,307)   $     1,651   $    15,201
Net realized gains (losses)..............     (64,469)    643,752      3,005,629         428,934       (830,708)      527,005
Change in unrealized gains (losses)......    (868,100)   (413,939)    (2,479,504)       (291,733)    (3,038,236)   (1,161,304)
                                          -----------  ----------   ------------     -----------    -----------   -----------
Increase (decrease) in net assets from
 operations..............................    (939,504)    256,894        505,421         123,894     (3,867,293)     (619,098)
                                          -----------  ----------   ------------     -----------    -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,722      43,184         35,633          19,520         53,234        63,052
Benefit payments.........................      (3,802)    (20,302)       (75,663)        (28,547)       (16,420)      (93,523)
Payments on termination..................    (271,746)   (331,275)      (291,717)        (45,858)    (1,027,618)     (921,089)
Loans--net...............................          --          --            (39)             (7)           (10)          (40)
Policy maintenance charge................        (670)       (816)          (748)           (899)        (5,319)       (4,108)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (282,831)     (6,995)   (10,669,830)     (2,709,458)      (771,305)   12,954,152
                                          -----------  ----------   ------------     -----------    -----------   -----------
Increase (decrease) in net assets from
 contract transactions...................    (555,327)   (316,204)   (11,002,364)     (2,765,249)    (1,767,438)   11,998,444
                                          -----------  ----------   ------------     -----------    -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,494,831)    (59,310)   (10,496,943)     (2,641,355)    (5,634,731)   11,379,346
NET ASSETS AT BEGINNING OF
 PERIOD..................................   2,811,584   2,870,894     10,496,943       2,641,355     11,379,346            --
                                          -----------  ----------   ------------     -----------    -----------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 1,316,753  $2,811,584   $         --     $        --    $ 5,744,615   $11,379,346
                                          ===========  ==========   ============     ===========    ===========   ===========

UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     206,899     230,541        656,293         216,891      1,198,088            --
       Units issued......................      13,860      32,201         15,901          10,546        124,220     1,396,597
       Units redeemed....................     (64,583)    (55,843)      (672,194)       (227,437)      (354,192)     (198,509)
                                          -----------  ----------   ------------     -----------    -----------   -----------
    Units outstanding at end of
     period..............................     156,176     206,899             --              --        968,116     1,198,088
                                          ===========  ==========   ============     ===========    ===========   ===========

--------
(t)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(u)For the period beginning January 1, 2007 and ended April 27, 2007
(v)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Partners Variable Fundamental Value
(w)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                           Legg Mason                    Legg Mason
                                                   Partners Variable Income Trust Partners Variable Portfolios I
                                                          Sub-Account                    Sub-Account
                                                   -----------------------------  -----------------------------
                                                   Legg Mason Variable Global            Legg Mason
                                                       High Yield Bond II         Variable Investors Portfolio I
                                                   -----------------------------  -----------------------------
                                                       2008            2007           2008        2007 (x)(w)
                                                    ------------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)...................... $  1,869,556    $ 1,574,129    $   (38,134)    $   (47,287)
Net realized gains (losses).......................   (1,253,957)       141,859        245,516       1,092,347
Change in unrealized gains (losses)...............   (8,563,089)    (2,296,464)    (5,763,071)       (722,435)
                                                    ------------    -----------    -----------     -----------
Increase (decrease) in net assets from operations.   (7,947,490)      (580,476)    (5,555,689)        322,625
                                                    ------------    -----------    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits..........................................      251,338        585,354         81,509         155,633
Benefit payments..................................     (205,345)      (173,904)       (59,411)       (156,404)
Payments on termination...........................   (2,894,507)    (2,715,858)    (1,386,879)     (2,106,693)
Loans--net........................................       (1,278)           (10)           407             (25)
Policy maintenance charge.........................      (64,223)       (73,823)        (7,693)         (7,063)
Transfers among the sub-accounts and with the
  Fixed Account--net..............................   (1,754,386)       809,016     (1,371,292)      3,107,539
                                                    ------------    -----------    -----------     -----------
Increase (decrease) in net assets from contract
  transactions....................................   (4,668,401)    (1,569,225)    (2,743,359)        992,987
                                                    ------------    -----------    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS.................  (12,615,891)    (2,149,701)    (8,299,048)      1,315,612
NET ASSETS AT BEGINNING OF PERIOD.................   29,280,181     31,429,882     16,941,797      15,626,185
                                                    ------------    -----------    -----------     -----------
NET ASSETS AT END OF PERIOD....................... $ 16,664,290    $29,280,181    $ 8,642,749     $16,941,797
                                                    ============    ===========    ===========     ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period.......    2,483,811      2,616,670      1,325,719       1,168,679
       Units issued...............................      333,730        385,801        105,422         435,655
       Units redeemed.............................     (740,346)      (518,660)      (360,994)       (278,615)
                                                    ------------    -----------    -----------     -----------
   Units outstanding at end of period.............    2,077,195      2,483,811      1,070,147       1,325,719
                                                    ============    ===========    ===========     ===========

--------
(x)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I
(w)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                  Legg Mason
                                                   Partners         MFS Variable              MFS Variable
                                                   Variable           Insurance                 Insurance
                                                 Portfolios I           Trust                     Trust
                                                 Sub-Account         Sub-Account               Sub-Account
                                                 ------------ ------------------------  ------------------------
                                                  Legg Mason
                                                   Variable
                                                  Investors                                   MFS Investors
                                                 Portfolio II      MFS Growth (h)                 Trust
                                                 ------------ ------------------------  ------------------------
                                                 2007 (x)(u)      2008         2007         2008         2007
                                                 ------------ -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss).................... $   (15,930) $   (74,241) $   (99,355) $   (30,923) $   (34,545)
Net realized gains (losses).....................     596,082      (28,923)     129,255      367,181      395,841
Change in unrealized gains (losses).............    (425,778)  (2,528,396)   1,109,171   (2,131,905)      99,546
                                                 -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations....................................     154,374   (2,631,560)   1,139,071   (1,795,647)     460,842
                                                 -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits........................................      12,974       93,147       75,540       27,145       47,983
Benefit payments................................      (1,206)     (49,117)     (47,839)     (51,227)    (125,453)
Payments on termination.........................     (53,403)    (779,451)    (905,648)    (726,096)    (976,913)
Loans--net......................................          --        2,396          (99)         (28)         (15)
Policy maintenance charge.......................      (1,210)      (4,583)      (4,548)      (2,863)      (2,898)
Transfers among the sub-accounts and with the
  Fixed Account--net............................  (3,008,081)     994,721     (238,406)     979,071     (138,005)
                                                 -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions..................................  (3,050,926)     257,113   (1,121,000)     226,002   (1,195,301)
                                                 -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS........................................  (2,896,552)  (2,374,447)      18,071   (1,569,645)    (734,459)
NET ASSETS AT BEGINNING OF
  PERIOD........................................   2,896,552    6,462,174    6,444,103    4,942,220    5,676,679
                                                 -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $        --  $ 4,087,727  $ 6,462,174  $ 3,372,575  $ 4,942,220
                                                 ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period.....................................     230,423      626,495      735,018      419,808      517,556
       Units issued.............................      29,693      271,919       53,336      199,408       46,067
       Units redeemed...........................    (260,116)    (214,689)    (161,859)    (177,462)    (143,815)
                                                 -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of period...........          --      683,725      626,495      441,754      419,808
                                                 ===========  ===========  ===========  ===========  ===========

--------
(h)Previously known as MFS Emerging Growth
(x)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I
(u)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                         MFS Variable              MFS Variable              MFS Variable
                                           Insurance                Insurance                 Insurance
                                             Trust                    Trust                     Trust
                                          Sub-Account              Sub-Account               Sub-Account
                                   ------------------------  -----------------------  -------------------------
                                            MFS New                                           MFS Total
                                           Discovery               MFS Research                 Return
                                   ------------------------  -----------------------  -------------------------
                                       2008         2007         2008        2007         2008          2007
                                   -----------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (124,029) $  (186,584) $   (24,171) $  (26,949) $    454,957  $   376,685
Net realized gains (losses).......   1,424,367    1,294,899       18,694     138,964     1,187,275    1,711,763
Change in unrealized gains
  (losses)........................  (5,070,985)    (924,481)  (1,122,256)    290,662    (7,922,335)  (1,136,599)
                                   -----------  -----------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets
  from operations.................  (3,770,647)     183,834   (1,127,733)    402,677    (6,280,103)     951,849
                                   -----------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     155,070      256,566       20,458      28,818       272,104      449,812
Benefit payments..................     (42,719)     (63,215)     (47,243)    (43,256)     (206,531)    (572,162)
Payments on termination...........    (884,769)  (1,219,401)    (448,248)   (508,602)   (4,285,844)  (4,849,279)
Loans--net........................      (1,587)         (28)         (31)        (99)        2,975         (381)
Policy maintenance charge.........      (5,561)      (7,015)      (1,535)     (1,707)      (10,780)     (12,834)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (697,001)    (534,852)    (143,771)   (177,500)   (3,207,877)     895,251
                                   -----------  -----------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,476,567)  (1,567,945)    (620,370)   (702,346)   (7,435,953)  (4,089,593)
                                   -----------  -----------  -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (5,247,214)  (1,384,111)  (1,748,103)   (299,669)  (13,716,056)  (3,137,744)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  10,565,416   11,949,527    3,429,840   3,729,509    31,639,858   34,777,602
                                   -----------  -----------  -----------  ----------  ------------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,318,202  $10,565,416  $ 1,681,737  $3,429,840  $ 17,923,802  $31,639,858
                                   ===========  ===========  ===========  ==========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     881,034      984,159      280,328     335,149     1,995,832    2,240,189
       Units issued...............      78,713       77,395        7,531      17,647       122,741      297,364
       Units redeemed.............    (219,860)    (180,520)     (66,672)    (72,468)     (641,337)    (541,721)
                                   -----------  -----------  -----------  ----------  ------------  -----------
   Units outstanding at end of
     period.......................     739,887      881,034      221,187     280,328     1,477,236    1,995,832
                                   ===========  ===========  ===========  ==========  ============  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                         MFS Variable              MFS Variable              MFS Variable
                                           Insurance                 Insurance                Insurance
                                             Trust                     Trust                    Trust
                                        (Service Class)           (Service Class)          (Service Class)
                                          Sub-Account               Sub-Account              Sub-Account
                                   ------------------------  ------------------------  -----------------------
                                           MFS High                MFS Investor             MFS Investors
                                            Income                 Growth Stock                 Trust
                                        (Service Class)           (Service Class)          (Service Class)
                                   ------------------------  ------------------------  -----------------------
                                       2008         2007         2008         2007         2008        2007
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   630,687  $   596,151  $  (164,263) $  (253,848) $   (26,499) $  (30,674)
Net realized gains (losses).......    (453,025)     (21,273)     526,830      386,431      213,453     115,065
Change in unrealized gains
  (losses)........................  (2,805,548)    (587,727)  (6,245,589)   1,410,676   (1,150,058)    154,143
                                   -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................  (2,627,886)     (12,849)  (5,883,022)   1,543,259     (963,104)    238,534
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      63,271      252,323      113,548      326,364       22,258      20,448
Benefit payments..................     (42,731)    (102,297)    (136,324)     (35,307)      (3,764)    (13,328)
Payments on termination...........    (880,845)    (920,116)  (1,418,410)  (1,074,047)    (328,306)   (200,519)
Loans--net........................          --           --           (2)          --           --          --
Policy maintenance charge.........     (22,073)     (26,904)     (40,448)     (47,240)      (5,516)     (5,614)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    (834,659)     156,637      349,048     (991,064)      30,123      35,234
                                   -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,717,037)    (640,357)  (1,132,588)  (1,821,294)    (285,205)   (163,779)
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (4,344,923)    (653,206)  (7,015,610)    (278,035)  (1,248,309)     74,755
NET ASSETS AT BEGINNING
  OF PERIOD.......................  10,322,924   10,976,130   16,550,637   16,828,672    2,992,212   2,917,457
                                   -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,978,001  $10,322,924  $ 9,535,027  $16,550,637  $ 1,743,903  $2,992,212
                                   ===========  ===========  ===========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     893,529      949,544    1,335,928    1,485,210      219,419     231,642
       Units issued...............      95,168      220,175      243,492      101,185       46,585      22,011
       Units redeemed.............    (252,040)    (276,190)    (339,267)    (250,467)     (71,289)    (34,234)
                                   -----------  -----------  -----------  -----------  -----------  ----------
   Units outstanding at end of
     period.......................     736,657      893,529    1,240,153    1,335,928      194,715     219,419
                                   ===========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                         MFS Variable              MFS Variable              MFS Variable
                                           Insurance                 Insurance                 Insurance
                                             Trust                     Trust                     Trust
                                        (Service Class)           (Service Class)           (Service Class)
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                            MFS New                  MFS Total
                                           Discovery                  Return                 MFS Utilities
                                        (Service Class)           (Service Class)           (Service Class)
                                   ------------------------  ------------------------  ------------------------
                                       2008         2007         2008         2007         2008         2007
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (86,673) $  (126,858) $   214,238  $   169,702  $   (12,213) $   (69,911)
Net realized gains (losses).......     860,844      954,146      439,189      727,433    1,453,061    1,420,512
Change in unrealized gains
  (losses)........................  (3,449,091)    (712,224)  (4,603,360)    (392,546)  (5,284,974)     854,137
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (2,674,920)     115,064   (3,949,933)     504,589   (3,844,126)   2,204,738
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      34,954      130,018       92,646      404,381       23,316       42,524
Benefit payments..................      (5,876)     (77,514)    (397,730)     (44,514)     (27,855)     (19,694)
Payments on termination...........    (587,122)    (817,489)  (2,027,374)  (2,054,477)    (932,621)  (1,332,294)
Loans--net........................      (1,772)         (92)          22          (23)         123          (36)
Policy maintenance charge.........      (4,971)      (5,994)     (34,088)     (37,394)      (1,768)      (1,837)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    (317,525)    (550,024)  (1,869,479)    (261,654)    (310,959)     634,830
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (882,312)  (1,321,095)  (4,236,003)  (1,993,681)  (1,249,764)    (676,507)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (3,557,232)  (1,206,031)  (8,185,936)  (1,489,092)  (5,093,890)   1,528,231
NET ASSETS AT BEGINNING
  OF PERIOD.......................   7,247,339    8,453,370   19,689,227   21,178,319   10,357,466    8,829,235
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 3,690,107  $ 7,247,339  $11,503,291  $19,689,227  $ 5,263,576  $10,357,466
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     632,029      742,764    1,612,680    1,774,272      418,529      448,369
       Units issued...............      96,635       58,968      149,451      133,701       98,467       78,788
       Units redeemed.............    (188,189)    (169,703)    (530,382)    (295,293)    (170,847)    (108,628)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     540,475      632,029    1,231,749    1,612,680      346,149      418,529
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                        Oppenheimer                 Oppenheimer
                                              MFS Variable                Variable                   Variable
                                               Insurance               Account Funds               Account Funds
                                                 Trust                (Service Shares             (Service Shares
                                            (Service Class)               ("SS"))                     ("SS"))
                                              Sub-Account               Sub-Account                 Sub-Account
                                        -----------------------  -------------------------  --------------------------
                                                                                                    Oppenheimer
                                                                        Oppenheimer                 Main Street
                                               MFS Value                   Global                    Small Cap
                                            (Service Class)           Securities (SS)              Fund (SS) (i)
                                        -----------------------  -------------------------  --------------------------
                                            2008        2007         2008          2007         2008          2007
                                        -----------  ----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $   (28,387) $  (63,205) $    (41,110) $   (94,697) $   (511,811) $   (862,543)
Net realized gains (losses)............     194,744     440,035       682,701    1,753,607     1,542,738     5,930,986
Change in unrealized gains
  (losses).............................  (2,663,260)     64,135    (8,567,868)    (645,819)  (19,325,972)   (5,994,653)
                                        -----------  ----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
  operations...........................  (2,496,903)    440,965    (7,926,277)   1,013,091   (18,295,045)     (926,210)
                                        -----------  ----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................      70,678     210,080       273,598      627,859       438,259     1,241,445
Benefit payments.......................     (19,140)    (60,225)      (32,691)    (112,928)     (125,556)     (448,562)
Payments on termination................    (720,137)   (506,940)   (1,782,748)  (2,391,672)   (4,495,283)   (6,229,414)
Loans--net.............................          --          --        (4,236)        (268)       10,776          (215)
Policy maintenance charge..............     (14,468)    (14,870)      (12,694)     (14,761)      (52,296)      (65,215)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (524,425)   (107,725)   (1,566,737)    (124,106)   (3,453,461)   (7,111,306)
                                        -----------  ----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
  contract transactions................  (1,207,492)   (479,680)   (3,125,508)  (2,015,876)   (7,677,561)  (12,613,267)
                                        -----------  ----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS...........................  (3,704,395)    (38,715)  (11,051,785)  (1,002,785)  (25,972,606)  (13,539,477)
NET ASSETS AT BEGINNING
  OF PERIOD............................   8,430,832   8,469,547    21,250,244   22,253,029    52,951,138    66,490,615
                                        -----------  ----------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD............................... $ 4,726,437  $8,430,832  $ 10,198,459  $21,250,244  $ 26,978,532  $ 52,951,138
                                        ===========  ==========  ============  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................     573,641     610,590     1,381,265    1,510,017     3,684,039     4,454,327
      Units issued.....................     142,416     133,411       158,040      161,958       463,277       493,156
      Units redeemed...................    (230,671)   (170,360)     (410,505)    (290,710)   (1,063,734)   (1,263,444)
                                        -----------  ----------  ------------  -----------  ------------  ------------
   Units outstanding at end of
     period............................     485,386     573,641     1,128,800    1,381,265     3,083,582     3,684,039
                                        ===========  ==========  ============  ===========  ============  ============

--------
(i)Previously known as Oppenheimer Main Street Small Cap Growth (SC)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer
                                            Variable             Panorama Series
                                         Account Funds              Fund, Inc.             PIMCO Variable
                                        (Service Shares          (Service Shares              Insurance
                                            ("SS"))                  ("SS"))                    Trust
                                          Sub-Account              Sub-Account               Sub-Account
                                    -----------------------  -----------------------  ------------------------
                                                                   Oppenheimer
                                          Oppenheimer             International             Foreign Bond
                                       Mid Cap Fund (SS)           Growth (SS)         (US Dollar-Hedged) (j)
                                    -----------------------  -----------------------  ------------------------
                                        2008        2007         2008        2007         2008         2007
                                    -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (40,750) $  (58,167) $   (23,811) $  (36,637) $   393,353  $   511,870
Net realized gains (losses)........     (93,237)     78,615      223,849     397,857     (361,194)    (107,061)
Change in unrealized gains
  (losses).........................  (1,480,767)    152,072   (1,963,990)    116,767   (1,084,317)     158,449
                                    -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................  (1,614,754)    172,520   (1,763,952)    477,987   (1,052,158)     563,258
                                    -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      10,387      70,413       72,325      61,149      250,455      455,456
Benefit payments...................      (8,095)    (24,770)     (39,325)    (23,394)    (339,845)    (149,113)
Payments on termination............    (229,236)   (423,687)    (610,969)   (790,874)  (3,574,809)  (3,563,090)
Loans--net.........................          --          --          219         (39)         831          (72)
Policy maintenance charge..........      (7,241)     (8,347)        (831)       (946)     (51,472)     (51,569)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     (31,254)     41,290     (138,730)    565,714   (1,180,363)     681,909
                                    -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......    (265,439)   (345,101)    (717,311)   (188,390)  (4,895,203)  (2,626,479)
                                    -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (1,880,193)   (172,581)  (2,481,263)    289,597   (5,947,361)  (2,063,221)
NET ASSETS AT BEGINNING
  OF PERIOD........................   3,502,636   3,675,217    4,418,906   4,129,309   27,086,022   29,149,243
                                    -----------  ----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $ 1,622,443  $3,502,636  $ 1,937,643  $4,418,906  $21,138,661  $27,086,022
                                    ===========  ==========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     283,649     310,703      241,823     251,549    2,351,398    2,577,721
      Units issued.................      53,454      69,011       94,280      57,414      666,396      405,227
      Units redeemed...............     (74,353)    (96,065)    (146,621)    (67,140)  (1,115,522)    (631,550)
                                    -----------  ----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period........................     262,750     283,649      189,482     241,823    1,902,272    2,351,398
                                    ===========  ==========  ===========  ==========  ===========  ===========

--------
(j)Previously known as Foreign Bond

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    PIMCO Variable             PIMCO Variable             PIMCO Variable
                                       Insurance                  Insurance                  Insurance
                                         Trust                      Trust                      Trust
                                      Sub-Account                Sub-Account                Sub-Account
                              --------------------------  ------------------------  --------------------------
                                                                    PIMCO                      PIMCO
                                     Money Market                Real Return               Total Return
                              --------------------------  ------------------------  --------------------------
                                  2008          2007          2008         2007         2008          2007
                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $    299,535  $  1,445,633  $   700,889  $ 1,075,574  $  3,194,141  $  3,501,540
Net realized gains (losses)..           --            --     (378,825)    (231,951)    2,335,540      (358,423)
Change in unrealized gains
  (losses)...................           --            --   (3,523,869)   2,133,932    (2,318,437)    4,074,172
                              ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
  assets from operations.....      299,535     1,445,633   (3,201,805)   2,977,555     3,211,244     7,217,289
                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      298,277       518,005      292,070      608,591     1,056,061     1,757,157
Benefit payments.............   (1,201,423)     (775,544)    (301,360)    (345,486)     (911,641)     (784,626)
Payments on termination......  (13,143,105)  (12,668,075)  (4,402,272)  (3,583,734)  (15,761,140)  (13,727,735)
Loans--net...................          847           (66)         113           --        (2,427)         (635)
Policy maintenance charge....      (97,218)      (88,754)     (91,202)     (83,175)     (124,762)     (116,641)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........   23,128,383     9,667,169    4,209,932    1,011,294     7,698,887     1,732,218
                              ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
  assets from contract
  transactions...............    8,985,761    (3,347,265)    (292,719)  (2,392,510)   (8,045,022)  (11,140,262)
                              ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS..............    9,285,296    (1,901,632)  (3,494,524)     585,045    (4,833,778)   (3,922,973)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................   43,104,665    45,006,297   34,809,127   34,224,082   106,014,355   109,937,328
                              ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD..................... $ 52,389,961  $ 43,104,665  $31,314,603  $34,809,127  $101,180,577  $106,014,355
                              ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....    3,932,629     4,244,276    3,016,580    3,236,989     8,514,317     9,413,878
      Units issued...........    4,199,068     2,750,491    1,363,857      648,875     2,914,718     1,416,420
      Units redeemed.........   (3,386,179)   (3,062,138)  (1,414,521)    (869,284)   (3,569,485)   (2,315,981)
                              ------------  ------------  -----------  -----------  ------------  ------------
   Units outstanding at end
     of period...............    4,745,518     3,932,629    2,965,916    3,016,580     7,859,550     8,514,317
                              ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         PIMCO Variable
                                            Insurance
                                              Trust                  Premier VIT               Premier VIT
                                           Sub-Account               Sub-Account               Sub-Account
                                    ------------------------  ------------------------  -------------------------
                                          StocksPLUS(R)
                                           Growth and
                                             Income
                                            Portfolio            NACM Small Cap (k)           OpCap Balanced
                                    ------------------------  ------------------------  -------------------------
                                        2008         2007         2008         2007         2008          2007
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   292,550  $   449,388  $  (216,941) $  (326,499) $    151,451  $   (43,039)
Net realized gains (losses)........    (154,524)     302,832    1,954,243    5,196,130       678,159    2,213,849
Change in unrealized gains
  (losses).........................  (2,843,948)    (359,132)  (8,986,742)  (4,952,234)   (7,359,422)  (3,521,737)
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
  from operations..................  (2,705,922)     393,088   (7,249,440)     (82,603)   (6,529,812)  (1,350,927)
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      17,112      199,656      159,227      277,893       137,592      391,582
Benefit payments...................     (32,282)     (26,136)     (68,650)     (88,484)      (74,846)    (218,105)
Payments on termination............    (642,141)    (966,436)  (1,576,488)  (2,801,225)   (2,079,535)  (3,199,707)
Loans--net.........................          (3)         (10)       1,694         (196)       10,702         (189)
Policy maintenance charge..........      (1,669)      (1,930)      (6,268)      (7,652)      (10,045)     (12,518)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (431,377)    (300,294)    (681,023)  (1,214,826)   (2,077,512)    (913,360)
                                    -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
  from contract transactions.......  (1,090,360)  (1,095,150)  (2,171,508)  (3,834,490)   (4,093,644)  (3,952,297)
                                    -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (3,796,282)    (702,062)  (9,420,948)  (3,917,093)  (10,623,456)  (5,303,224)
NET ASSETS AT BEGINNING
  OF PERIOD........................   6,926,753    7,628,815   18,573,188   22,490,281    22,547,446   27,850,670
                                    -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
  PERIOD........................... $ 3,130,471  $ 6,926,753  $ 9,152,240  $18,573,188  $ 11,923,990  $22,547,446
                                    ===========  ===========  ===========  ===========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     570,481      661,557    1,070,346    1,300,891     2,009,692    2,335,822
      Units issued.................      32,142       53,981      121,406      121,985       249,163      168,319
      Units redeemed...............    (146,318)    (145,057)    (265,726)    (352,530)     (690,981)    (494,449)
                                    -----------  -----------  -----------  -----------  ------------  -----------
   Units outstanding at end of
     period........................     456,305      570,481      926,026    1,070,346     1,567,874    2,009,692
                                    ===========  ===========  ===========  ===========  ============  ===========

--------
(k)Previously known as OpCap Small Cap

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                Putnam
                                          Premier VIT               Premier VIT             Variable Trust
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                                                                                VT High
                                         OpCap Equity            OpCap Renaissance               Yield
                                   ------------------------  ------------------------  ------------------------
                                       2008         2007       2008 (l)       2007         2008         2007
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (29,071) $   (59,973) $    70,947  $   (60,332) $   611,154  $   648,619
Net realized gains (losses).......     523,787    1,302,190     (307,836)     817,597     (487,661)      20,377
Change in unrealized gains
  (losses)........................  (2,832,846)  (1,048,753)    (268,155)    (409,782)  (2,143,244)    (518,614)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (2,338,130)     193,464     (505,044)     347,483   (2,019,751)     150,382
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      17,161       38,243        3,097      133,172       32,537       54,402
Benefit payments..................      (2,795)     (50,607)          --      (26,542)     (54,502)     (69,933)
Payments on termination...........    (416,332)    (674,868)     (40,636)    (567,423)    (815,755)  (1,093,829)
Loans--net........................         361          (95)          --           --          (13)         (42)
Policy maintenance charge.........      (1,401)      (1,663)        (663)     (17,615)      (1,133)      (1,246)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (769,519)    (163,263)  (5,082,588)  (1,419,841)  (1,321,372)    (457,052)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,172,525)    (852,253)  (5,120,790)  (1,898,249)  (2,160,238)  (1,567,700)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (3,510,655)    (658,789)  (5,625,834)  (1,550,766)  (4,179,989)  (1,417,318)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   6,481,483    7,140,272    5,625,834    7,176,600    9,018,250   10,435,568
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 2,970,828  $ 6,481,483  $        --  $ 5,625,834  $ 4,838,261  $ 9,018,250
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     461,768      522,053      465,369      621,448      618,045      724,178
       Units issued...............      32,996       28,411          287       48,177       63,355       83,347
       Units redeemed.............    (143,653)     (88,696)    (465,656)    (204,256)    (225,793)    (189,480)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     351,111      461,768           --      465,369      455,607      618,045
                                   ===========  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                    RidgeWorth           RidgeWorth
                                                 Putnam               Capital             Capital
                                             Variable Trust       Management, Inc     Management, Inc
                                               Sub-Account          Sub-Account         Sub-Account
                                        ------------------------  --------------- -----------------------
                                            VT International        RidgeWorth           RidgeWorth
                                               Growth and          International         Large Cap
                                                 Income             Equity (y)        Growth Stock (m)
                                        ------------------------  --------------- -----------------------
                                            2008         2007          2007           2008        2007
                                        -----------  -----------  --------------- -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    42,185  $    30,240     $      39    $   (21,757) $  (21,254)
Net realized gains (losses)............     631,537    3,254,427        61,167        239,747     153,531
Change in unrealized gains (losses)....  (5,848,120)  (2,542,784)       53,119     (1,136,336)    127,219
                                        -----------  -----------     ---------    -----------  ----------
Increase (decrease) in net assets from
  operations...........................  (5,174,398)     741,883         8,087       (918,346)    259,496
                                        -----------  -----------     ---------    -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      82,693      150,586           285         19,735      29,582
Benefit payments.......................     (52,192)     (69,807)           --         (3,526)    (17,200)
Payments on termination................  (1,437,576)  (2,252,189)      (18,813)      (149,684)   (149,543)
Loans--net.............................         321          (30)           --             --          --
Policy maintenance charge..............      (3,512)      (4,972)          (31)          (989)     (1,137)
Transfers among the sub-accounts and
  with the Fixed Account--net..........  (3,178,164)   2,413,892      (110,634)      (105,031)    316,556
                                        -----------  -----------     ---------    -----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (4,588,430)     237,480      (129,193)      (239,495)    178,258
                                        -----------  -----------     ---------    -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (9,762,828)     979,363      (121,106)    (1,157,841)    437,754
NET ASSETS AT BEGINNING OF
  PERIOD...............................  14,550,133   13,570,770       121,106      2,361,911   1,924,157
                                        -----------  -----------     ---------    -----------  ----------
NET ASSETS AT END OF PERIOD............ $ 4,787,305  $14,550,133     $      --    $ 1,204,070  $2,361,911
                                        ===========  ===========     =========    ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     744,665      730,712         8,535        220,544     205,170
       Units issued....................      85,113      314,406         4,034         16,354      54,209
       Units redeemed..................    (368,936)    (300,453)      (12,569)       (44,393)    (38,835)
                                        -----------  -----------     ---------    -----------  ----------
   Units outstanding at end of period..     460,842      744,665            --        192,505     220,544
                                        ===========  ===========     =========    ===========  ==========

--------
(m)Previously known as STI Classic Large Cap Growth Stock Fund
(y)Previously known as STI Classic International Equity

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           RidgeWorth
                                             Capital                   Rydex                    Rydex
                                         Management, Inc           Variable Trust           Variable Trust
                                           Sub-Account              Sub-Account              Sub-Account
                                    ------------------------  -----------------------  -----------------------
                                           RidgeWorth                 Rydex VT
                                            Large Cap                Nasdaq 100              Rydex Sector
                                        Value Equity (n)         Strategy Fund (o)             Rotation
                                    ------------------------  -----------------------  -----------------------
                                        2008         2007         2008        2007         2008        2007
                                    -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $    15,676  $      (270) $   (23,692) $  (35,926) $   (66,731) $  (75,031)
Net realized gains (losses)........     213,088      675,174       52,061     220,309     (164,089)    529,602
Change in unrealized gains
  (losses).........................  (1,291,488)    (476,095)    (937,273)    179,737   (1,895,075)    429,578
                                    -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets
  from operations..................  (1,062,724)     198,809     (908,904)    364,120   (2,125,895)    884,149
                                    -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      22,300       51,297       10,190      18,744       30,630      78,984
Benefit payments...................     (66,252)     (62,556)      (2,377)         --      (17,276)    (45,396)
Payments on termination............    (413,612)    (894,991)    (289,485)   (519,530)    (466,278)   (402,677)
Loans--net.........................         (14)         (57)          (4)        (15)          --          --
Policy maintenance charge..........      (1,450)      (2,124)        (351)       (406)     (10,790)    (10,262)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (304,081)  (1,479,778)     (40,789)   (137,805)     232,386     172,812
                                    -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions.......    (763,109)  (2,388,209)    (322,816)   (639,012)    (231,328)   (206,539)
                                    -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (1,825,833)  (2,189,400)  (1,231,720)   (274,892)  (2,357,223)    677,610
NET ASSETS AT BEGINNING
  OF PERIOD........................   3,632,296    5,821,696    2,280,093   2,554,985    5,103,574   4,425,964
                                    -----------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $ 1,806,463  $ 3,632,296  $ 1,048,373  $2,280,093  $ 2,746,351  $5,103,574
                                    ===========  ===========  ===========  ==========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     260,666      426,431      298,947     379,984      318,183     334,043
       Units issued................      50,673      115,117       41,346      26,965      109,166      68,554
       Units redeemed..............    (115,385)    (280,882)    (104,031)   (108,002)    (133,844)    (84,414)
                                    -----------  -----------  -----------  ----------  -----------  ----------
   Units outstanding at end of
     period........................     195,954      260,666      236,262     298,947      293,505     318,183
                                    ===========  ===========  ===========  ==========  ===========  ==========

--------
(n)Previously known as STI Classic Large Cap Value Equity Fund
(o)Previously known as Rydex OTC

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         T. Rowe Price              T. Rowe Price             T. Rowe Price
                                      Equity Series, Inc.        Equity Series, Inc.       Equity Series, Inc.
                                          Sub-Account                Sub-Account               Sub-Account
                                   -------------------------  -------------------------  -----------------------
                                                                                              T. Rowe Price
                                         T. Rowe Price              T. Rowe Price              New America
                                         Equity Income              Mid-Cap Growth                Growth
                                   -------------------------  -------------------------  -----------------------
                                       2008          2007         2008          2007         2008        2007
                                   ------------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    198,286  $    62,032  $   (288,840) $  (355,049) $   (59,660) $  (78,782)
Net realized gains (losses).......      534,289    4,130,429     1,188,767    4,515,491      183,714     762,056
Change in unrealized
  gains (losses)..................  (12,031,336)  (3,321,020)   (9,843,323)    (171,832)  (1,838,811)    (79,500)
                                   ------------  -----------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................  (11,298,761)     871,441    (8,943,396)   3,988,610   (1,714,757)    603,774
                                   ------------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      350,154      523,095       307,831      441,095       70,923      53,460
Benefit payments..................     (223,998)    (504,750)      (78,628)    (186,059)      (9,426)    (31,007)
Payments on termination...........   (3,847,785)  (5,566,242)   (2,395,249)  (3,734,280)    (437,896)   (731,092)
Loans--net........................        2,718         (455)            4          (53)          52         (15)
Policy maintenance charge.........      (13,386)     (16,499)      (11,437)     (13,420)      (2,005)     (1,966)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (1,944,268)  (2,097,298)   (1,670,316)  (2,323,771)    (495,324)    (70,026)
                                   ------------  -----------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......   (5,676,565)  (7,662,149)   (3,847,795)  (5,816,488)    (873,676)   (780,646)
                                   ------------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (16,975,326)  (6,790,708)  (12,791,191)  (1,827,878)  (2,588,433)   (176,872)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   34,439,085   41,229,793    24,772,685   26,600,563    5,061,473   5,238,345
                                   ------------  -----------  ------------  -----------  -----------  ----------
NET ASSETS AT END
  OF PERIOD....................... $ 17,463,759  $34,439,085  $ 11,981,494  $24,772,685  $ 2,473,040  $5,061,473
                                   ============  ===========  ============  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    1,968,296    2,388,523     1,234,378    1,494,996      452,779     523,566
       Units issued...............      151,210      218,917        59,795       57,785       74,816      68,393
       Units redeemed.............     (526,350)    (639,144)     (275,610)    (318,403)    (158,043)   (139,180)
                                   ------------  -----------  ------------  -----------  -----------  ----------
   Units outstanding at end
     of period....................    1,593,156    1,968,296     1,018,563    1,234,378      369,552     452,779
                                   ============  ===========  ============  ===========  ===========  ==========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                               T. Rowe Price
                                         T. Rowe Price              T. Rowe Price              International
                                     Equity Series, Inc. II     Equity Series, Inc. II         Series, Inc.
                                          Sub-Account                Sub-Account                Sub-Account
                                   -------------------------  -------------------------  ------------------------
                                         T. Rowe Price                                         T. Rowe Price
                                           Blue Chip                T. Rowe Price              International
                                           Growth II               Equity Income II                Stock
                                   -------------------------  -------------------------  ------------------------
                                       2008          2007         2008          2007         2008         2007
                                   ------------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).......................... $   (392,726) $  (519,386) $    241,074  $   (71,172) $    18,821  $   (15,106)
Net realized gains (losses).......     (152,530)     989,716      (480,170)   4,670,616      261,920    1,779,174
Change in unrealized
  gains (losses)..................  (13,840,790)   3,141,418   (19,591,534)  (3,614,018)  (4,647,993)    (661,125)
                                   ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (14,386,046)   3,611,748   (19,830,630)     985,426   (4,367,252)   1,102,943
                                   ------------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      282,243      726,893       393,873    1,244,212      171,730      151,460
Benefit payments..................     (193,241)    (177,907)     (785,834)    (336,007)    (162,965)     (48,171)
Payments on termination...........   (2,723,984)  (2,362,215)   (4,652,048)  (4,749,664)    (921,702)  (1,149,245)
Loans--net........................       (4,357)        (288)       (1,680)         (41)         305          (24)
Policy maintenance charge.........      (68,044)     (78,886)     (116,066)    (135,159)      (3,547)      (4,185)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    1,688,132   (1,070,105)   (1,298,942)    (903,229)    (858,035)      48,836
                                   ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (1,019,251)  (2,962,508)   (6,460,697)  (4,879,888)  (1,774,214)  (1,001,329)
                                   ------------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (15,405,297)     649,240   (26,291,327)  (3,894,462)  (6,141,466)     101,614
NET ASSETS AT
  BEGINNING
  OF PERIOD.......................   34,352,287   33,703,047    58,004,790   61,899,252   10,102,301   10,000,687
                                   ------------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD....................... $ 18,946,990  $34,352,287  $ 31,713,463  $58,004,790  $ 3,960,835  $10,102,301
                                   ============  ===========  ============  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    2,646,910    2,875,928     4,327,080    4,683,813      755,743      822,696
      Units issued................      716,995      253,374       591,022      429,742       99,242      148,303
      Units redeemed..............     (778,896)    (482,392)   (1,147,840)    (786,475)    (267,876)    (215,256)
                                   ------------  -----------  ------------  -----------  -----------  -----------
   Units outstanding at end
     of period....................    2,585,009    2,646,910     3,770,262    4,327,080      587,109      755,743
                                   ============  ===========  ============  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         The Universal             The Universal             The Universal
                                         Institutional             Institutional             Institutional
                                          Funds, Inc.               Funds, Inc.               Funds, Inc.
                                          Sub-Account               Sub-Account               Sub-Account
                                   -------------------------  -----------------------  ------------------------
                                                                                            Van Kampen UIF
                                         Van Kampen UIF            Van Kampen UIF               Mid Cap
                                       Capital Growth (p)            High Yield                 Growth
                                   -------------------------  -----------------------  ------------------------
                                       2008          2007         2008        2007         2008         2007
                                   ------------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (269,605) $  (435,012) $   385,927  $  442,484  $   (35,558) $  (114,326)
Net realized gains (losses).......      932,240    2,057,888      343,800     525,793    1,144,543    1,004,274
Change in unrealized gains
  (losses)........................  (13,125,119)   3,670,268   (2,004,373)   (811,042)  (4,386,382)     567,053
                                   ------------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (12,462,484)   5,293,144   (1,274,646)    157,235   (3,277,397)   1,457,001
                                   ------------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      105,932      178,382       12,549      43,953       29,454       33,779
Benefit payments..................     (137,764)    (210,778)     (32,064)    (53,069)     (63,493)    (245,459)
Payments on termination...........   (2,719,467)  (3,387,322)    (467,571)   (705,593)    (769,490)    (971,447)
Loans--net........................          479          (94)          --         (25)         180          (55)
Policy maintenance charge.........       (3,996)      (4,528)        (866)       (908)      (1,811)      (2,028)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................   (1,968,292)  (1,325,809)    (526,465)    (47,804)    (587,106)    (287,289)
                                   ------------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (4,723,108)  (4,750,149)  (1,014,417)   (763,446)  (1,392,266)  (1,472,499)
                                   ------------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (17,185,592)     542,995   (2,289,063)   (606,211)  (4,669,663)     (15,498)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   28,433,648   27,890,653    5,911,412   6,517,623    7,571,823    7,587,321
                                   ------------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 11,248,056  $28,433,648  $ 3,622,349  $5,911,412  $ 2,902,160  $ 7,571,823
                                   ============  ===========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    1,881,053    2,215,717      498,467     563,140      503,778      610,133
      Units issued................      230,110      192,959       36,268      38,304       45,915       99,967
      Units redeemed..............     (624,895)    (527,623)    (132,451)   (102,977)    (181,676)    (206,322)
                                   ------------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................    1,486,268    1,881,053      402,284     498,467      368,017      503,778
                                   ============  ===========  ===========  ==========  ===========  ===========

--------
(p)Previously known as Van Kampen UIF Equity Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                    The Universal              The Universal
                                          The Universal             Institutional              Institutional
                                          Institutional              Funds, Inc.                Funds, Inc.
                                           Funds, Inc.                (Class II)                (Class II)
                                           Sub-Account               Sub-Account                Sub-Account
                                    -------------------------  -----------------------  --------------------------
                                          Van Kampen UIF            Van Kampen UIF            Van Kampen UIF
                                           U.S. Mid Cap             Capital Growth               U.S. Real
                                              Value                 (Class II) (q)           Estate (Class II)
                                    -------------------------  -----------------------  --------------------------
                                        2008          2007         2008        2007         2008          2007
                                    ------------  -----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (215,624) $  (430,041) $   (46,231) $  (65,290) $    302,914  $   (302,345)
Net realized gains (losses)........    7,913,321    7,502,214      (31,736)    320,367     7,019,872     6,826,434
Change in unrealized gains
  (losses).........................  (23,914,469)  (3,815,806)  (1,697,523)    490,629   (17,574,891)  (14,285,578)
                                    ------------  -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets
  from operations..................  (16,216,772)   3,256,367   (1,775,490)    745,706   (10,252,105)   (7,761,489)
                                    ------------  -----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      245,722      417,547       31,223      75,236       246,016       747,051
Benefit payments...................     (128,959)    (709,383)      (1,713)    (42,949)     (111,099)     (120,214)
Payments on termination............   (3,970,881)  (5,738,474)    (267,314)   (499,080)   (3,041,229)   (4,048,236)
Loans--net.........................       10,615         (454)          --          --            --           (73)
Policy maintenance charge..........      (10,134)     (12,266)      (2,220)     (2,237)      (74,274)      (97,253)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   (4,451,199)  (3,599,131)    (121,660)   (369,361)   (3,138,336)   (6,597,378)
                                    ------------  -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions.......   (8,304,836)  (9,642,161)    (361,684)   (838,391)   (6,118,922)  (10,116,103)
                                    ------------  -----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (24,521,608)  (6,385,794)  (2,137,174)    (92,685)  (16,371,027)  (17,877,592)
NET ASSETS AT BEGINNING
  OF PERIOD........................   44,377,879   50,763,673    3,936,528   4,029,213    33,939,573    51,817,165
                                    ------------  -----------  -----------  ----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD........................... $ 19,856,271  $44,377,879  $ 1,799,354  $3,936,528  $ 17,568,546  $ 33,939,573
                                    ============  ===========  ===========  ==========  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    2,600,165    3,167,761      272,871     334,765     2,061,909     2,559,464
      Units issued.................      246,129      369,703      114,214     139,059       461,832       410,192
      Units redeemed...............     (831,464)    (937,299)    (137,234)   (200,953)     (772,521)     (907,747)
                                    ------------  -----------  -----------  ----------  ------------  ------------
   Units outstanding at end of
     period........................    2,014,830    2,600,165      249,851     272,871     1,751,220     2,061,909
                                    ============  ===========  ===========  ==========  ============  ============

--------
(q)Previously known as Van Kampen UIF Equity Growth (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Van Eck                  Van Eck                    Van Eck
                                          Worldwide                Worldwide                  Worldwide
                                          Insurance                Insurance                  Insurance
                                            Trust                    Trust                      Trust
                                         Sub-Account              Sub-Account                Sub-Account
                                   ----------------------  -------------------------  -------------------------
                                           Van Eck                  Van Eck
                                          Worldwide                Worldwide                   Van Eck
                                          Absolute                  Emerging                Worldwide Hard
                                           Return                   Markets                     Assets
                                   ----------------------  -------------------------  -------------------------
                                      2008        2007         2008          2007         2008          2007
                                   ----------  ----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (37,428) $  (20,192) $   (147,959) $  (169,136) $   (221,215) $  (270,840)
Net realized gains (losses).......     63,255      91,425     5,257,841    3,554,528     2,411,969    3,193,117
Change in unrealized gains
  (losses)........................   (398,549)     (9,343)  (13,455,130)     611,751   (10,495,619)   3,238,635
                                   ----------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets
  from operations.................   (372,722)     61,890    (8,345,248)   3,997,143    (8,304,865)   6,160,912
                                   ----------  ----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     19,083      40,180       113,043      260,320       174,123      306,321
Benefit payments..................    (26,241)     (7,262)       (6,617)     (91,223)      (17,113)     (91,407)
Payments on termination...........   (225,749)   (225,911)   (1,072,955)  (1,157,356)   (2,258,672)  (2,381,194)
Loans--net........................         --          --            13           --            20           --
Policy maintenance charge.........     (8,873)     (6,642)       (5,224)      (5,525)       (6,469)      (5,976)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    520,701     187,033    (2,615,804)      42,396    (4,616,538)   3,340,205
                                   ----------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in net assets
  from contract transactions......    278,921     (12,602)   (3,587,544)    (951,388)   (6,724,649)   1,167,949
                                   ----------  ----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (93,801)     49,288   (11,932,792)   3,045,755   (15,029,514)   7,328,861
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,317,185   2,267,897    15,743,500   12,697,745    22,099,079   14,770,218
                                   ----------  ----------  ------------  -----------  ------------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $2,223,384  $2,317,185  $  3,810,708  $15,743,500  $  7,069,565  $22,099,079
                                   ==========  ==========  ============  ===========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    216,772     217,323       539,013      590,465       679,640      650,298
      Units issued................    172,159      46,149       120,493      358,469       273,361      355,186
      Units redeemed..............   (146,409)    (46,700)     (282,964)    (409,921)     (542,676)    (325,844)
                                   ----------  ----------  ------------  -----------  ------------  -----------
   Units outstanding at end of
     period.......................    242,522     216,772       376,542      539,013       410,325      679,640
                                   ==========  ==========  ============  ===========  ============  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Van Kampen Life           Van Kampen Life            Van Kampen Life
                                          Investment                Investment                Investment
                                       Trust (Class II)          Trust (Class II)          Trust (Class II)
                                         Sub-Account               Sub-Account                Sub-Account
                                   -----------------------  -------------------------  ------------------------
                                                                  LIT Growth and              LIT Mid Cap
                                        LIT Government                Income                    Growth
                                          (Class II)                (Class II)              (Class II) (r)
                                   -----------------------  -------------------------  ------------------------
                                       2008        2007         2008          2007         2008         2007
                                   -----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   238,919  $  262,943  $    204,609  $   (91,079) $  (120,435) $  (163,801)
Net realized gains (losses).......     (28,126)    (12,562)      391,425    5,358,046    2,571,814    1,104,744
Change in unrealized gains
  (losses)........................    (124,036)    243,386   (21,097,461)  (4,356,162)  (6,995,598)     614,488
                                   -----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................      86,757     493,767   (20,501,427)     910,805   (4,544,219)   1,555,431
                                   -----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      63,570     307,638       592,805    1,141,860       58,585       72,426
Benefit payments..................     (12,451)    (76,030)     (481,990)    (489,555)     (63,102)     (31,076)
Payments on termination...........  (1,171,019)   (721,223)   (7,668,474)  (8,665,995)    (979,375)  (1,300,711)
Loans--net........................          --          --         2,435         (399)         500          (79)
Policy maintenance charge.........     (23,928)    (22,808)      (81,631)     (94,526)      (4,243)      (4,627)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................   3,041,807     548,522    (4,175,197)  (1,411,310)     (39,731)    (694,320)
                                   -----------  ----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   1,897,979      36,099   (11,812,052)  (9,519,925)  (1,027,366)  (1,958,387)
                                   -----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,984,736     529,866   (32,313,479)  (8,609,120)  (5,571,585)    (402,956)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   9,609,604   9,079,738    68,980,292   77,589,412   10,248,608   10,651,564
                                   -----------  ----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $11,594,340  $9,609,604  $ 36,666,813  $68,980,292  $ 4,677,023  $10,248,608
                                   ===========  ==========  ============  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     869,545     865,696     4,910,873    5,569,304      703,537      846,774
      Units issued................     554,827     186,263       658,380      727,782      159,494       67,983
      Units redeemed..............    (376,737)   (182,414)   (1,653,905)  (1,386,213)    (249,630)    (211,220)
                                   -----------  ----------  ------------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,047,635     869,545     3,915,348    4,910,873      613,401      703,537
                                   ===========  ==========  ============  ===========  ===========  ===========

--------
(r)Previously known as LIT Aggressive Growth (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                            Wells Fargo               Wells Fargo
                                                          Variable Trust            Variable Trust
                                                            Sub-Account               Sub-Account
                                                     ------------------------  ------------------------
                                                          Wells Fargo VT            Wells Fargo VT
                                                             Advantage                 Advantage
                                                             Discovery                Opportunity
                                                     ------------------------  ------------------------
                                                         2008         2007         2008         2007
                                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)........................ $   (93,641) $  (125,845) $    41,242  $  (152,006)
Net realized gains (losses).........................     388,056      694,823    1,889,646    2,531,609
Change in unrealized gains (losses).................  (3,610,738)     922,533   (7,323,609)  (1,542,920)
                                                     -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations...  (3,316,323)   1,491,511   (5,392,721)     836,683
                                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits............................................      58,080      106,287      108,792      231,997
Benefit payments....................................     (11,741)     (54,833)     (75,160)    (145,578)
Payments on termination.............................    (779,234)  (1,264,264)  (1,190,719)  (1,738,743)
Loans--net..........................................         263          (36)          91          (94)
Policy maintenance charge...........................      (4,553)      (5,013)      (7,638)      (9,054)
Transfers among the sub-accounts and with the Fixed
  Account--net......................................    (483,509)       6,975   (1,001,375)    (921,330)
                                                     -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions......................................  (1,220,694)  (1,210,884)  (2,166,009)  (2,582,802)
                                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  (4,537,017)      280,627  (7,558,730)  (1,746,119)
NET ASSETS AT BEGINNING OF PERIOD...................    8,196,840    7,916,213   14,813,861   16,559,980
                                                     -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $ 3,659,823  $ 8,196,840  $ 7,255,131  $14,813,861
                                                     ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period.........     525,944      611,547    1,158,658    1,359,695
       Units issued.................................      94,247      105,863       82,288       81,710
       Units redeemed...............................    (191,324)    (191,466)    (278,560)    (282,747)
                                                     -----------  -----------  -----------  -----------
   Units outstanding at end of period...............     428,867      525,944      962,386    1,158,658
                                                     ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   In 2006, Lincoln Benefit entered an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

   Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. These contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

AIM Variable Insurance Funds                          The Alger American Fund (Series - O) (continued)
   AIM V. I. Basic Value                                  Alger American MidCap Growth Portfolio
   AIM V. I. Capital Appreciation                            (Series - O)
                                                          Alger American SmallCap Growth Portfolio
AIM Variable Insurance Funds Series II                       (Series - O) (Previously known as Alger
   AIM V. I. Basic Value II                                  Small Capitalization)
   AIM V. I. Capital Appreciation II
   AIM V. I. Core Equity II                           The Alger American Fund (Class - S)
   AIM V. I. Mid Cap Core Equity II                       Alger American Capital Appreciation Portfolio
                                                             (Series - S) (Previously known as Alger
The Alger American Fund (Series - O)                         Leveraged AllCap (Class - S))
    Alger American Capital Appreciation Portfolio         Alger American LargeCap Growth Portfolio
       (Series - O) (Previously known as Alger               (Class - S) (Previously known as Alger
       Leveraged AllCap)                                     Growth (Series - S))
    Alger American Income & Growth Portfolio              Alger American MidCap Growth Portfolio
       (Series - O)                                          (Class - S)
    Alger American LargeCap Growth Portfolio
       (Series - O) (Previously known as Alger        DWS Investments Variable Insurance Trust Funds
       Growth)                                           DWS VIP Equity 500 Index B
                                                         DWS VIP Small Cap Index B

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DWS Variable Series I                                    Janus Aspen Series (Service Shares) (continued)
   DWS VIP Bond A                                            Foreign Stock (Service Shares) (For the period
   DWS VIP Global Opportunities                                 beginning January 1, 2008 and ended
   DWS VIP Growth and Income A                                  April 29, 2008 ) (On April 30, 2008 Foreign
   DWS VIP International                                        Stock (Service Shares) merged into
                                                                International Growth (Service Shares))
DWS Variable Series II                                       Forty Portfolio (Service Shares)
   DWS VIP Balanced A                                        INTECH Risk-Managed Core Portfolio (Service
                                                                Shares)
Federated Insurance Series                                   International Growth (Service Shares)
   Federated Capital Income Fund II                             (On April 30, 2008 Foreign Stock (Service
    Federated Fund for U.S. Government Securities II            Shares) merged into International Growth
   Federated High Income Bond Fund II                           (Service Shares))
                                                             Mid Cap Value (Service Shares)
Fidelity Variable Insurance Products Fund                    Small Company Value (Service Shares)
    VIP Asset Manager                                        Worldwide Growth (Service Shares)
    VIP Contrafund
    VIP Equity-Income                                    Lazard Retirement Series, Inc.
    VIP Growth                                               Emerging Markets Equity
    VIP Index 500                                            International Equity
    VIP Money Market
    VIP Overseas                                         Legg Mason Partners Variable Portfolios I, Inc
                                                             Legg Mason Variable All Cap Portfolio I
Fidelity Variable Insurance Products Fund                       (On April 27, 2007 Legg Mason Variable
(Service Class 2)                                               All Cap Portfolio I merged into Legg
    VIP Asset Manager (Service Class 2)                         Mason Variable Fundamental Value
    VIP Contrafund (Service Class 2)                            Portfolio)
    VIP Equity-Income (Service Class 2)                      Legg Mason Variable Investors Portfolio I
    VIP Growth (Service Class 2)                                (On April 27, 2007 Legg Mason Variable
    VIP Index 500 (Service Class 2)                             Investors Portfolio II merged into Legg
    VIP Investment Grade Bond (Service Class 2)                 Mason Variable Investors Portfolio I)
    VIP Money Market (Service Class 2)                       Legg Mason Variable Fundamental Value
    VIP Overseas (Service Class 2)                              Portfolio (On April 27, 2007 Legg Mason
                                                                Variable All Cap Portfolio I merged into
Goldman Sachs Variable Insurance Trust                          Legg Mason Variable Fundamental
    VIT Strategic International Equity (Previously              Portfolio) (On April 27, 2007 Legg Mason
       known as VIT International Equity)                       Variable All Cap Portfolio II merged into
    VIT Structured Small Cap Equity Fund                        Legg Mason Variable Fundamental
                                                                Portfolio)
J.P. Morgan Series Trust II                                  Legg Mason Variable All Cap Portfolio II
    Small Company                                               (On April 27, 2007 Legg Mason Variable
                                                                All Cap Portfolio II merged into Legg
Janus Aspen Series                                              Mason Variable Fundamental Value
    Balanced                                                    Portfolio)
    Flexible Bond                                            Legg Mason Variable Global High Yield Bond II
    Forty Portfolio                                          Legg Mason Variable Investors Portfolio II
    Large Cap Growth                                            (On April 27, 2007 Legg Mason Variable
    Mid Cap Growth                                              Investors Portfolio II merged into Legg
    Worldwide Growth                                            Mason Variable Investors Portfolio I)

Janus Aspen Series (Service Shares)
    Balanced (Service Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MFS Variable Insurance Trust                       RidgeWorth Capital Management, Inc (continued)
    MFS Growth (Previously known as MFS Emerging       RidgeWorth Large Cap Growth Stock
       Growth)                                            (Previously known as STI Classic Large
    MFS Investors Trust                                   Cap Growth Stock Fund)
    MFS New Discovery                                  RidgeWorth Large Cap Value Equity
    MFS Research                                          (Previously known as STI Classic Large
    MFS Total Return                                      Cap Value Equity Fund)

MFS Variable Insurance Trust (Service Class)       Rydex Variable Trust
    MFS High Income (Service Class)                    Rydex VT Nasdaq 100 Strategy Fund
    MFS Investor Growth Stock (Service Class)             (Previously known as Rydex OTC)
    MFS Investors Trust (Service Class)                Rydex Sector Rotation
    MFS New Discovery (Service Class)
    MFS Total Return (Service Class)               T. Rowe Price Equity Series, Inc.
    MFS Utilities (Service Class)                      T. Rowe Price Equity Income
    MFS Value (Service Class)                          T. Rowe Price Mid-Cap Growth
                                                       T. Rowe Price New America Growth
Oppenheimer Variable Account Funds
(Service Class ("SC"))                             T. Rowe Price Equity Series, Inc. II
    Oppenheimer Global Securities (SC)                 T. Rowe Price Blue Chip Growth II
    Oppenheimer Main Street Small Cap Fund (SS)        T. Rowe Price Equity Income II
       (Previously known as Oppenheimer Main
       Street Small Cap Growth (SC))               T. Rowe Price International Series, Inc.
    Oppenheimer MidCap Fund (SC)                       T. Rowe Price International Stock

Panorama Series Fund, Inc. (Service Class ("SC"))  The Universal Institutional Funds, Inc.
    Oppenheimer International Growth (SC)              Van Kampen UIF Capital Growth (Previously
                                                          known as Van Kampen UIF Equity Growth)
PIMCO Variable Insurance                               Van Kampen UIF High Yield
    Foreign Bond (US Dollar-Hedged)                    Van Kampen UIF Mid Cap Growth
       (Previously known as Foreign Bond)              Van Kampen UIF U.S. Mid Cap Value
    Money Market
    PIMCO Real Return                              The Universal Institutional Funds, Inc. (Class II)
    PIMCO Total Return                                 Van Kampen UIF Capital Growth (Class II)
    StocksPLUS(R) Growth and Income Portfolio             (Previously known as Van Kampen UIF
                                                          Equity Growth (Class II))
Premier VIT                                            Van Kampen UIF U.S. Real Estate (Class II)
    OpCap Balanced
    OpCap Equity                                   Van Eck Worldwide Insurance Trust
    OpCap Renaissance                                  Van Eck Worldwide Absolute Return
    NACM Small Cap (Previously known as OpCap          Van Eck Worldwide Emerging Markets
       Small Cap)                                      Van Eck Worldwide Hard Assets

Putnam Variable Trust                              Van Kampen Life Investment Trust (Class II)
    VT High Yield                                      LIT Government (Class II)
    VT International Growth and Income                 LIT Growth and Income (Class II)
                                                       LIT Mid Cap Growth (Class II) (Previously
RidgeWorth Capital Management, Inc                        known as LIT Aggressive Growth
    RidgeWorth International Equity (Closed on            (Class II))
       April 27, 2007) (Previously known as STI
       Classic International Equity)               Wells Fargo Variable Trust
                                                       Wells Fargo VT Advantage Discovery
                                                       Wells Fargo VT Advantage Opportunity

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each mutual fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Fair Value of Financial Assets--The Account adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have an effect on the Account's determination of fair value.

   In determining fair value, the Account uses the market approach which utilizes market transaction data for the same or similar instruments. SFAS
No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets and financial liabilities recorded on the Statements of Net Assets at fair value as of December 31, 2008 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 2: Financial assets whose values are based on the following:
         a) Quoted prices for similar assets in active markets;
         b) Quoted prices for identical or similar assets in non-active markets.

   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund managers.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios.

   Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2008 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Adopted Accounting Standard--In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. The Account adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Account adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have an effect on the Account's financial statements.

3.  Expenses

   Mortality and Expense Risk Charge--Lincoln Benefit assumes mortality and an expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, may be purchased for an additional charge.

   Administrative Expense Charge--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2008 were as follows:

                                                                                 Purchases
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Value........................................................ $4,611,853
   AIM V. I. Capital Appreciation...............................................     60,779

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Value II.....................................................  3,097,528
   AIM V. I. Capital Appreciation II............................................    156,185
   AIM V. I. Core Equity II.....................................................    911,778
   AIM V. I. Mid Cap Core Equity II.............................................  2,789,020

Investments in the The Alger American Fund Sub-Accounts:
   Alger American Capital Appreciation Portfolio - Class O (a)..................  1,045,704
   Alger American Income & Growth Portfolio - Class O...........................    355,797
   Alger American LargeCap Growth- Class O (b)..................................  1,050,178
   Alger American MidCap Growth Portfolio - Class O.............................  9,461,049
   Alger American SmallCap Growth Portfolio - Class O (c).......................  1,062,531

Investments in the The Alger American Fund (Series - S) Sub-Accounts:
   Alger American Capital Appreciation Portfolio - Class S (d)..................  1,040,257
   Alger American LargeCap Growth Portfolio - Class S (e).......................  2,624,167
   Alger American MidCap Growth Portfolio - Class S.............................  6,043,948

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS Equity 500 Index VIP B...................................................    351,456
   DWS Small Cap Index VIP......................................................    174,579

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A...............................................................  1,245,670
   DWS Global Opportunities VIP.................................................  2,334,757
   DWS Growth and Income VIP A..................................................    662,684
   DWS International VIP........................................................  2,505,798

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A...........................................................  1,054,271

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II.............................................  1,232,828
   Federated Fund for U.S. Government Securities II.............................  5,641,092
   Federated High Income Bond Fund II...........................................  2,663,462

--------
(a)Previously known as Alger Leveraged AllCap
(b)Previously known as Alger Growth
(c)Previously known as Alger Small Capitalization
(d)Previously known as Alger Leveraged AllCap (Series - S)
(e)Previously known as Alger Growth (Series - S)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                               Purchases
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager......................................................................... $ 2,666,214
   VIP Contrafund............................................................................   4,083,955
   VIP Equity-Income.........................................................................   2,054,326
   VIP Growth................................................................................   1,912,111
   VIP Index 500.............................................................................   3,229,419
   VIP Money Market..........................................................................  43,743,452
   VIP Overseas..............................................................................   6,024,908

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2).......................................................   2,254,753
   VIP Contrafund (Service Class 2)..........................................................   3,947,720
   VIP Equity-Income (Service Class 2).......................................................   3,774,188
   VIP Growth (Service Class 2)..............................................................   2,235,004
   VIP Index 500 (Service Class 2)...........................................................   5,751,963
   VIP Investment Grade Bond (Service Class 2)...............................................   6,772,405
   VIP Money Market (Service Class 2)........................................................  26,098,136
   VIP Overseas (Service Class 2)............................................................  11,612,723

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity........................................................     390,349
   VIT Structured Small Cap Equity...........................................................     168,881

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   Small Company.............................................................................     398,624

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced..................................................................................   5,825,227
   Flexible Bond.............................................................................   4,327,409
   Forty Portfolio...........................................................................   2,620,983
   Large Cap Growth..........................................................................     567,569
   Mid Cap Growth............................................................................   2,969,253
   Worldwide Growth..........................................................................   1,157,097

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares).................................................................   1,772,329
   Foreign Stock (Service Shares) (f)(s).....................................................   1,150,429
   Forty Portfolio (Service Shares)..........................................................   3,000,946
   INTECH Risk-Managed Core Portfolio (Service Shares).......................................     730,885
   International Growth (Service Shares) (g)(s)..............................................  16,753,708
   Mid Cap Value (Service Shares)............................................................   4,117,031
   Small Company Value (Service Shares)......................................................     964,146
   Worldwide Growth (Service Shares).........................................................     158,142

--------
(f)For the period beginning January 1, 2008 and ended April 29, 2008
(g)For the period beginning April 30, 2008 and ended December 31, 2008
(s)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity.................................................................. $ 2,261,980
   International Equity.....................................................................     100,842

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason Variable Fundamental Value Portfolio..........................................     796,351
   Legg Mason Variable Global High Yield Bond II............................................   3,817,470

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable Investors Portfolio I................................................   1,262,631

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth (h)...........................................................................   1,810,107
   MFS Investors Trust......................................................................   2,064,797
   MFS New Discovery........................................................................   2,096,129
   MFS Research.............................................................................      43,601
   MFS Total Return.........................................................................   3,114,018

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)..........................................................   1,269,199
   MFS Investor Growth Stock (Service Class)................................................   2,104,730
   MFS Investors Trust (Service Class)......................................................     647,925
   MFS New Discovery (Service Class)........................................................   1,710,539
   MFS Total Return (Service Class).........................................................   2,324,247
   MFS Utilities (Service Class)............................................................   2,946,310
   MFS Value (Service Class)................................................................   1,611,688

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Global Securities (SS).......................................................   1,954,990
   Oppenheimer Main Street Small Cap Fund (SS) (i)..........................................   4,872,938
   Oppenheimer MidCap Fund (SS).............................................................     352,175

Investments in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer International Growth (SS)....................................................   1,120,704

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged) (j)......................................................   6,137,901
   Money Market.............................................................................  35,526,989
   PIMCO Real Return........................................................................  10,856,996
   PIMCO Total Return.......................................................................  28,941,905
   StocksPLUS(R) Growth and Income Portfolio................................................     517,231

--------
(h)Previously known as MFS Emerging Growth
(i)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(j)Previously known as Foreign Bond

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                      Purchases
                                                                                     -----------
Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap (k)............................................................... $ 4,448,716
   OpCap Balanced...................................................................   3,282,393
   OpCap Equity.....................................................................   1,336,433
   OpCap Renaissance (l)............................................................   2,106,947

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield....................................................................   1,088,792
   VT International Growth and Income...............................................   2,975,504

Investments in the RidgeWorth Capital Management, Inc Sub-Accounts:
   RidgeWorth Large Cap Growth Stock (m)(n).........................................     394,497
   RidgeWorth Large Cap Value Equity................................................     721,535

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex VT Nasdaq 100 Strategy Fund (o)............................................     180,121
   Rydex Sector Rotation............................................................   1,117,529

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income......................................................   2,264,132
   T. Rowe Price Mid-Cap Growth.....................................................   1,206,155
   T. Rowe Price New America Growth.................................................     709,718

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II................................................   4,176,126
   T. Rowe Price Equity Income II...................................................   5,636,130

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock................................................   1,047,404

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth (p)................................................   1,213,922
   Van Kampen UIF High Yield........................................................     643,384
   Van Kampen UIF Mid Cap Growth....................................................   1,806,324
   Van Kampen UIF U.S. Mid Cap Value................................................  11,899,105

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II) (q).....................................     796,139
   Van Kampen UIF U.S. Real Estate (Class II).......................................  14,368,047

--------
(k)Previously known as OpCap Small Cap
(l)For the period beginning January 1, 2008 and ended July 18, 2008
(m)Previously known as STI Classic Large Cap Growth Stock Fund
(n)Previously known as STI Classic Large Cap Value Equity Fund
(o)Previously known as Rydex OTC
(p)Previously known as Van Kampen UIF Equity Growth
(q)Previously known as Van Kampen UIF Equity Growth (Class II)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                               Purchases
                                                                              ------------
Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck Worldwide Absolute Return......................................... $  1,315,036
   Van Eck Worldwide Emerging Markets........................................    6,230,007
   Van Eck Worldwide Hard Assets.............................................    9,026,376

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Government (Class II).................................................    5,055,200
   LIT Growth and Income (Class II)..........................................    6,322,242
   LIT Mid Cap Growth Portfolio (Class II) (r)...............................    4,244,453

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Discovery........................................      932,912
   Wells Fargo Advantage VT Opportunity......................................    3,292,343
                                                                              ------------
                                                                              $445,513,671
                                                                              ============

--------
(r)Previously known as LIT Aggressive Growth (Class II)

5.  Financial Highlights

   Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts:
   AIM V. I. Basic Value
   2008.................... 1,524   $ 5.81 -  6.03    $ 9,082       0.84%     1.25 - 2.05% -52.76 - -52.37%
   2007.................... 1,809    12.29 - 12.67     22,698       0.57      1.25 - 2.05   -0.55 -   0.28
   2006.................... 2,150    12.36 - 12.63     26,968       0.39      1.25 - 2.05   10.89 -  11.80
   2005.................... 2,276    11.15 - 11.30     25,613       0.09      1.25 - 2.05    3.57 -   4.43
   2004 (aa)............... 2,446    10.76 - 10.82     26,418       0.00      1.25 - 2.05    7.62 -   8.21

   AIM V. I. Capital Appreciation
   2008....................    76     6.37 -  6.47        490       0.00      1.35 - 2.05  -43.67 - -43.27
   2007....................    79    11.31 - 11.40        900       0.00      1.35 - 2.05    9.71 -  10.49
   2006 (z)................    96    10.31 - 10.32        993       0.12      1.35 - 2.05    3.08 -   3.19

Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts:
   AIM V. I. Basic Value II
   2008....................   940     5.63 -  5.91      5,501       0.49      1.35 - 2.30  -53.01 - -52.55
   2007....................   949    11.99 - 12.45     11,713       0.31      1.35 - 2.30   -0.98 -  -0.01
   2006.................... 1,139    12.11 - 12.45     14,094       0.14      1.35 - 2.30   10.35 -  11.42
   2005.................... 1,007    10.97 - 11.18     11,203       0.00      1.35 - 2.30    3.01 -   4.01
   2004 (ab)...............   591    10.65 - 10.75      6,340       0.00      1.35 - 2.30    6.51 -   7.45

   AIM V. I. Capital Appreciation II
   2008....................   244     6.87 -  7.20      1,737       0.00      1.35 - 2.30  -43.95 - -43.40
   2007....................   278    12.25 - 12.73      3,503       0.00      1.35 - 2.30    9.15 -  10.22
   2006....................   307    11.23 - 11.55      3,521       0.00      1.35 - 2.30    3.63 -   4.63
   2005....................   233    10.83 - 11.04      2,556       0.00      1.35 - 2.30    6.09 -   7.12
   2004 (ab)...............   116    10.21 - 10.30      1,188       0.00      1.35 - 2.30    2.13 -   3.03

   AIM V. I. Core Equity II
   2008....................   613     7.70 -  7.90      4,820       1.80      1.35 - 2.30  -31.93 - -31.26
   2007....................   688    11.31 - 11.49      7,875       1.01      1.35 - 2.30    5.38 -   6.41
   2006 (ac)...............   658    10.73 - 10.80      7,099       1.00      1.35 - 2.30    7.30 -   8.00

--------
(z)For the period beginning November 3, 2006 and ended December 31, 2006
(aa)For the period beginning April 30, 2004 and ended December 31, 2004
(ab)For the period beginning February 2, 2004 and ended December 31, 2004
(ac)For the period beginning May 1, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Mid Cap Core Equity II
   2008.................... 1,027   $ 9.21 -  9.66    $ 9,812       1.20%     1.35 - 2.30% -30.32 - -29.64%
   2007.................... 1,244    13.22 - 13.73     16,928       0.05      1.35 - 2.30    6.76 -   7.80
   2006.................... 1,324    12.38 - 12.73     16,754       0.84      1.35 - 2.30    8.44 -   9.49
   2005....................   919    11.42 - 11.63     10,635       0.37      1.35 - 2.30    4.81 -   5.82
   2004 (ab)...............   493    10.89 - 10.99      5,403       0.04      1.35 - 2.30    8.92 -   9.89

Investments in the The
  Alger American Fund
  Sub-Accounts:
   Alger American Capital Appreciation Portfolio - Class O (a)
   2008.................... 1,186     5.39 - 12.25      9,784       0.00      1.25 - 1.80  -46.12 - -45.82
   2007.................... 1,641     9.99 - 22.61     25,316       0.00      1.25 - 1.80   31.14 -  31.87
   2006.................... 1,667     7.62 - 17.15     19,984       0.00      1.25 - 1.80   17.14 -  17.79
   2005.................... 1,732     6.51 - 14.56     18,242       0.00      1.25 - 1.80   12.41 -  13.03
   2004.................... 1,931     5.79 - 12.88     18,677       0.00      1.25 - 1.80    6.26 -   6.84

   Alger American Income & Growth Portfolio - Class O
   2008....................   859     5.01 -  8.89      6,152       2.21      1.25 - 1.80  -40.55 - -40.22
   2007.................... 1,213     8.42 - 14.87     14,833       0.82      1.25 - 1.80    8.16 -   8.76
   2006.................... 1,517     7.79 - 13.67     17,599       1.25      1.25 - 1.80    7.36 -   7.96
   2005.................... 1,910     7.25 - 12.67     21,089       1.08      1.25 - 1.80    1.60 -   2.16
   2004.................... 2,214     7.14 - 12.40     24,441       0.55      1.25 - 1.80    5.92 -   6.51

   Alger American LargeCap Growth Portfolio - Class O (b)
   2008.................... 1,163     4.53 -  7.69      7,312       0.23       1.25 -1.80  -47.12 - -46.82
   2007.................... 1,383     8.57 - 14.46     16,577       0.36       1.25 -1.80   17.79 -  18.45
   2006.................... 1,697     7.27 - 12.21     17,538       0.12       1.25 -1.80    3.28 -   3.85
   2005.................... 2,162     7.04 - 11.76     22,037       0.22       1.25 -1.80   10.04 -  10.65
   2004.................... 2,389     6.40 - 10.62     22,746       0.00       1.25 -1.80    3.62 -   4.19

   Alger American MidCap Growth Portfolio - Class O
   2008.................... 1,605     5.96 - 10.74     12,758       0.16       1.25 -1.80  -59.10 - -58.87
   2007.................... 1,907    14.57 - 26.12     37,730       0.00       1.25 -1.80   29.20 -  29.92
   2006.................... 2,206    11.28 - 20.10     34,151       0.00       1.25 -1.80    8.18 -   8.78
   2005.................... 2,641    10.42 - 18.48     38,590       0.00       1.25 -1.80    7.87 -   8.46
   2004.................... 2,634     9.66 - 17.04     35,746       0.00       1.25 -1.80   11.03 -  11.64

--------
(a)Previously known as Alger Leveraged AllCap
(ab)For the period beginning February 2, 2004 and ended December 31, 2004
(b)Previously known as Alger Growth

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          -------------------------------------- ------------------------------------------
                                    Accumulation
                          Units      Unit Value      Net Assets   Investment     Expense         Total
                          (000s)  Lowest to Highest    (000s)    Income Ratio*   Ratio**       Return***
                          ------  -----------------  ----------  ------------- -----------  ---------------
Investments in the The
  Alger American Fund
  Sub-Accounts
  (continued):
   Alger American SmallCap Growth Portfolio - Class O (c)
   2008.................. 1,184    $ 4.73 -  7.90     $ 7,902        0.00%     1.25 - 1.80% -47.56 - -47.27%
   2007.................. 1,414      9.03 - 14.98      17,989        0.00      1.25 - 1.80   15.14 -  15.78
   2006.................. 1,482      7.84 - 12.94      16,243        0.00      1.25 - 1.80   17.88 -  18.53
   2005.................. 1,712      6.65 - 10.91      16,121        0.00      1.25 - 1.80   14.80 -  15.43
   2004.................. 1,788      5.79 -  9.45      14,871        0.00      1.25 - 1.80   14.49 -  15.12

Investments in the The
  Alger American Fund
  (Series - S) Sub-
  Accounts:
   Alger American Capital Appreciation Portfolio - Class S (d)
   2008..................   352      9.14 -  9.58       3,340        0.00      1.35 - 2.30  -46.53 - -46.00
   2007..................   424     17.09 - 17.75       7,470        0.00      1.35 - 2.30   30.12 -  31.39
   2006..................   400     13.13 - 13.51       5,365        0.00      1.35 - 2.30   16.23 -  17.36
   2005..................   256     11.30 - 11.51       2,936        0.00      1.35 - 2.30   11.54 -  12.62
   2004 (ab).............    87     10.13 - 10.22         889        0.00      1.35 - 2.30    1.30 -   2.19

   Alger American LargeCap Growth Portfolio - Class S (e)
   2008..................   967      6.82 -  7.20       7,547        0.00      1.35 - 2.45  -47.61 - -47.02
   2007.................. 1,028     13.02 - 13.60      15,288        0.11      1.35 - 2.45   16.69 -  18.01
   2006.................. 1,160     11.15 - 11.52      14,604        0.00      1.35 - 2.45    2.34 -   3.49
   2005.................. 1,161     10.90 - 11.13      14,221        0.12      1.35 - 2.45    8.99 -  10.21
   2004..................   807     10.00 - 12.83       9,296        0.00      1.35 - 2.45    0.00 -   3.82

   Alger American MidCap Growth Portfolio - Class S
   2008.................. 1,052      6.30 -  6.60       6,871        0.00      1.35 - 2.30  -59.43 - -59.03
   2007.................. 1,075     15.52 - 16.12      17,169        0.00      1.35 - 2.30   28.24 -  29.49
   2006.................. 1,173     12.11 - 12.45      14,499        0.00      1.35 - 2.30    7.36 -   8.41
   2005..................   907     11.27 - 11.48      10,371        0.00      1.35 - 2.30    7.03 -   8.07
   2004 (ab).............   415     10.53 - 10.63       4,401        0.00      1.35 - 2.30    5.35 -   6.28

--------
(c)Previously known as Alger Small Capitalization
(d)Previously known as Alger Leveraged AllCap (Series - S)
(e)Previously known as Alger Growth (Series - S)
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS Equity 500 Index VIP
   2008..................   220   $ 9.50 -  9.89    $ 2,150       2.14%     1.35 - 2.05% -38.63 - -38.19%
   2007..................   276    15.48 - 16.00      4,383       1.25      1.35 - 2.05    2.87 -   3.61
   2006..................   282    15.05 - 15.45      4,333       0.91      1.35 - 2.05   12.89 -  13.69
   2005..................   281    13.33 - 13.59      3,799       1.36      1.35 - 2.05    2.28 -   3.01
   2004..................   272    13.03 - 13.19      3,580       0.98      1.35 - 2.05    8.06 -   8.83

   DWS Small Cap Index VIP
   2008..................    60    11.45 - 11.92        708       1.39      1.35 - 2.05  -35.68 - -35.21
   2007..................    83    17.80 - 18.40      1,521       0.62      1.35 - 2.05   -4.18 -  -3.49
   2006..................    81    18.57 - 19.06      1,544       0.36      1.35 - 2.05   14.79 -  15.61
   2005..................    81    16.18 - 16.49      1,333       0.44      1.35 - 2.05    2.59 -   1.87
   2004..................    79    15.88 - 16.07      1,264       0.22      1.35 - 2.05   15.89 -  58.81

Investments in the DWS
  Series I Sub-Accounts:
   DWS Bond VIP A
   2008..................   733    10.79 - 11.56      8,438       5.98      1.25 - 1.80  -18.25 - -17.80
   2007..................   980    13.20 - 14.06     13,753       4.82      1.25 - 1.80    2.31 -   2.88
   2006.................. 1,072    12.90 - 13.67     14,708       3.83      1.25 - 1.80    2.85 -   3.42
   2005.................. 1,327    12.54 - 13.22     17,730       3.74      1.25 - 1.80    0.78 -   1.33
   2004.................. 1,509    12.45 - 13.05     20,076       4.13      1.25 - 1.80    3.50 -   4.07

   DWS Global Opportunities VIP
   2008..................   603     6.92 - 13.09      5,587       0.27      1.25 - 1.80  -50.86 - -50.59
   2007..................   745    14.09 - 26.50     14,558       1.36      1.25 - 1.80    7.37 -   7.97
   2006..................   855    13.12 - 24.54     15,664       1.04      1.25 - 1.80   19.91 -  20.57
   2005..................   909    10.94 - 20.36     14,079       0.55      1.25 - 1.80   16.09 -  16.72
   2004..................   736     9.43 - 17.44     10,063       0.24      1.25 - 1.80   21.15 -  21.81

   DWS Growth and Income VIP A
   2008..................   211     5.95 -  6.92      1,360       2.11      1.25 - 1.80  -39.41 - -39.08
   2007..................   256     9.83 - 11.36      2,733       1.29      1.25 - 1.80   -0.46 -   0.09
   2006..................   299     9.87 - 11.34      3,222       0.97      1.25 - 1.80   11.61 -  12.22
   2005..................   366     8.85 - 10.11      3,539       1.28      1.25 - 1.80    4.18 -   4.75
   2004..................   426     8.49 -  9.65      3,943       0.81      1.25 - 1.80    8.20 -   8.79

   DWS International VIP
   2008..................   517     5.50 -  8.08      3,363       1.41      1.25 - 1.80  -49.14 - -48.86
   2007..................   504    10.81 - 15.80      6,646       2.70      1.25 - 1.80   12.53 -  13.16
   2006..................   569     9.61 - 13.97      6,680       1.74      1.25 - 1.80   23.67 -  24.35
   2005..................   490     7.77 - 11.23      4,671       1.61      1.25 - 1.80   14.10 -  14.73
   2004..................   480     6.81 -  9.79      4,039       1.27      1.25 - 1.80   14.45 -  15.08

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                 For the year ended December 31,
                              ----------------------------------- ------------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Series II Sub-Accounts:
   DWS Balanced VIP A
   2008......................   672   $ 8.40 -  8.58    $ 5,723        4.45%    1.25 - 1.80% -28.63 - -28.24%
   2007......................   911    11.78 - 11.95     10,829        3.46     1.25 - 1.80    2.96 -   3.53
   2006...................... 1,216    11.44 - 11.54     13,998        2.56     1.25 - 1.80    8.28 -   8.88
   2005 (ad)................. 1,517    10.56 - 10.60     16,065        0.00     1.25 - 1.80    5.62 -   6.02

Investments in the Federated
  Insurance Series
  Sub-Accounts:
   Federated Capital Income Fund II
   2008......................   447     7.01 -  8.06      3,846        5.96     1.25 - 1.80  -21.80 - -21.37
   2007......................   505     8.97 - 10.25      5,623        5.59     1.25 - 1.80    2.17 -   2.74
   2006......................   676     8.78 -  9.98      7,411        5.78     1.25 - 1.80   13.58 -  14.21
   2005......................   769     7.73 -  8.74      7,537        5.48     1.25 - 1.80    4.39 -   4.97
   2004......................   955     7.40 -  8.32      9,163        4.42     1.25 - 1.80    7.96 -   8.56

   Federated Fund for U.S. Government Securities
     II
   2008...................... 1,973    13.39 - 14.57     28,120        5.20     1.25 - 1.80    2.42 -   2.98
   2007...................... 2,265    13.07 - 14.15     31,456        3.97     1.25 - 1.80    4.38 -   4.96
   2006...................... 2,044    12.52 - 13.48     27,755        4.43     1.25 - 1.80    2.29 -   2.85
   2005...................... 2,656    12.24 - 13.10     35,338        4.27     1.25 - 1.80    0.21 -   0.76
   2004...................... 3,350    12.22 - 13.01     44,723        4.61     1.25 - 1.80    1.76 -   2.32

   Federated High Income Bond Fund II
   2008...................... 1,267     9.62 -  9.77     12,902       10.66     1.25 - 1.80  -27.32 - -26.91
   2007...................... 1,600    13.23 - 13.37     22,372        8.36     1.25 - 1.80    1.57 -   2.14
   2006...................... 1,914    13.03 - 13.09     26,267        8.51     1.25 - 1.80    8.83 -   9.43
   2005...................... 2,157    11.96 - 11.97     27,425        8.43     1.25 - 1.80    0.83 -   1.38
   2004...................... 2,572    11.80 - 11.87     32,896        7.10     1.25 - 1.80    8.49 -   9.09

Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
   VIP Asset Manager
   2008......................   685     8.31 - 10.19      7,527        2.54     1.25 - 1.80  -29.99 - -29.60
   2007......................   830    11.87 - 14.47     13,085        5.98     1.25 - 1.80   13.43 -  14.06
   2006...................... 1,018    10.47 - 12.69     14,251        2.88     1.25 - 1.80    5.41 -   5.99
   2005...................... 1,285     9.93 - 11.97     17,045        2.73     1.25 - 1.80    2.19 -   2.76
   2004...................... 1,455     9.72 - 11.65     19,256        2.71     1.25 - 1.80    3.59 -   4.16

--------
(ad)For the period beginning April 29, 2005 and ended December 31, 2005

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
   VIP Contrafund
   2008..................... 3,535   $ 8.46 - 12.23    $40,235       0.93%     1.25 - 1.80% -43.54 - -43.23%
   2007..................... 4,241    14.99 - 21.54     86,547       0.88      1.25 - 1.80   15.48 -  16.12
   2006..................... 5,056    12.98 - 18.55     90,482       1.28      1.25 - 1.80    9.73 -  10.33
   2005..................... 5,650    11.83 - 16.81     93,940       0.28      1.25 - 1.80   14.86 -  15.49
   2004..................... 5,563    10.30 - 14.55     82,371       0.32      1.25 - 1.80   13.42 -  14.04

   VIP Equity-Income
   2008..................... 1,976     8.12 -  9.37     22,743       2.22      1.25 - 1.80  -43.68 - -43.37
   2007..................... 2,639    14.43 - 16.54     53,256       1.68      1.25 - 1.80   -0.29 -   0.26
   2006..................... 3,284    14.47 - 16.50     66,863       3.26      1.25 - 1.80   18.06 -  18.70
   2005..................... 3,908    12.26 - 13.90     68,010       1.68      1.25 - 1.80    3.98 -   4.55
   2004..................... 4,609    11.79 - 13.29     78,276       1.54      1.25 - 1.80    9.54 -  10.14

   VIP Growth
   2008..................... 2,282     4.36 -  7.52     17,121       0.78      1.25 - 1.80  -48.11 - -47.83
   2007..................... 2,650     8.39 - 14.42     38,988       0.84      1.25 - 1.80   24.69 -  25.38
   2006..................... 3,053     6.73 - 11.50     37,182       0.41      1.25 - 1.80    4.95 -   5.53
   2005..................... 3,680     6.41 - 10.90     43,527       0.51      1.25 - 1.80    3.92 -   4.49
   2004..................... 4,353     6.17 - 10.43     50,937       0.27      1.25 - 1.80    1.53 -   2.09

   VIP Index 500
   2008..................... 3,671     6.12 -  8.57     27,557       1.97      1.25 - 1.80  -38.12 - -37.78
   2007..................... 4,599     9.90 - 13.78     56,360       3.62      1.25 - 1.80    3.55 -   4.12
   2006..................... 5,382     9.56 - 13.23     64,225       1.77      1.25 - 1.80   13.67 -  14.30
   2005..................... 6,386     8.41 - 11.58     67,773       1.81      1.25 - 1.80    2.96 -   3.53
   2004..................... 7,332     8.17 - 11.18     76,112       1.28      1.25 - 1.80    8.64 -   9.24

   VIP Money Market
   2008..................... 4,923    11.24 - 12.70     61,459       3.04      1.25 - 1.80    1.19 -   1.75
   2007..................... 3,775    11.11 - 12.49     46,880       4.95      1.25 - 1.80    3.33 -   3.91
   2006..................... 3,845    10.75 - 12.02     45,939       4.76      1.25 - 1.80    3.02 -   3.58
   2005..................... 3,979    10.43 - 11.60     46,171       3.05      1.25 - 1.80    1.20 -   1.76
   2004..................... 4,252    10.31 - 11.40     48,867       1.22      1.25 - 1.80   -0.60 -  -0.05

   VIP Overseas
   2008..................... 1,326     6.94 - 10.14     12,213       2.55      1.25 - 1.80  -44.81 - -44.50
   2007..................... 1,474    12.57 - 18.27     25,100       3.33      1.25 - 1.80   15.21 -  15.85
   2006..................... 1,693    10.91 - 15.77     25,209       0.86      1.25 - 1.80   15.98 -  16.62
   2005..................... 1,685     9.41 - 13.53     22,304       0.61      1.25 - 1.80   16.93 -  17.57
   2004..................... 1,686     8.04 - 11.50     19,549       1.06      1.25 - 1.80   11.61 -  12.22

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2008.....................   482   $ 8.34 -  8.81    $ 4,201       2.47%     1.35 - 2.45% -30.65 - -29.87%
   2007.....................   541    12.02 - 12.56      6,731       5.68      1.35 - 2.45   12.34 -  13.61
   2006.....................   566    10.70 - 11.06      6,207       2.34      1.35 - 2.45    4.52 -   5.69
   2005.....................   476    10.24 - 10.46      4,954       1.93      1.35 - 2.45    1.25 -   2.38
   2004 (ab)................   270    10.11 - 10.22      2,756       0.00      1.35 - 2.45    1.13 -   2.17

   VIP Contrafund (Service Class 2)
   2008..................... 2,526     8.99 -  9.43     23,562       0.76      1.35 - 2.30  -44.01 - -43.47
   2007..................... 2,858    16.05 - 16.67     47,225       0.73      1.35 - 2.30   14.59 -  15.71
   2006..................... 3,163    14.01 - 14.41     45,256       1.07      1.35 - 2.30    8.88 -   9.93
   2005..................... 1,984    12.87 - 13.11     25,877       0.06      1.35 - 2.30   13.97 -  15.08
   2004 (ab)................   510    11.29 - 11.39      5,790       0.00      1.35 - 2.30   12.90 -  13.89

   VIP Equity-Income (Service Class 2)
   2008..................... 2,717     7.12 -  7.53     20,324       2.17      1.35 - 2.45  -44.22 - -43.59
   2007..................... 3,047    12.77 - 13.34     40,490       1.58      1.35 - 2.45   -1.22 -  -0.10
   2006..................... 3,348    12.93 - 13.66     44,632       2.91      1.35 - 2.45   17.00 -  18.31
   2005..................... 2,630    11.05 - 11.54     29,743       1.22      1.35 - 2.45    2.99 -   4.15
   2004..................... 1,791    10.73 - 11.08     19,558       0.82      1.35 - 2.45    7.30 -   9.73

   VIP Growth (Service Class 2)
   2008..................... 1,305     6.65 -  6.97     10,105       0.57      1.35 - 2.30  -48.52 - -48.02
   2007..................... 1,462    12.91 - 13.41     21,854       0.39      1.35 - 2.30   23.73 -  24.94
   2006..................... 1,587    10.44 - 13.87     19,082       0.16      1.35 - 2.30    4.13 -   5.14
   2005..................... 1,633    10.02 - 13.19     19,097       0.25      1.35 - 2.30    3.08 -   4.08
   2004..................... 1,309     9.72 - 12.68     15,221       0.07      1.35 - 2.30   -2.77 -   1.73

   VIP Index 500 (Service Class 2)
   2008..................... 3,369     7.69 -  8.06     26,884       1.91      1.35 - 2.30  -38.61 - -38.01
   2007..................... 3,610    12.52 - 13.00     46,550       3.22      1.35 - 2.30    2.75 -   3.75
   2006..................... 3,969    12.18 - 12.53     49,418       1.34      1.35 - 2.30    12.79 - 13.88
   2005..................... 3,054    10.80 - 11.00     33,451       0.95      1.35 - 2.30    2.16 -   3.15
   2004 (ab)................ 1,158    10.57 - 10.67     12,331       0.00      1.35 - 2.30    5.75 -   6.68

   VIP Investment Grade Bond (Service Class 2)
   2008..................... 3,789     9.84 - 10.32     40,204       4.58      1.35 - 2.30   -5.68 -  -4.76
   2007..................... 4,894    10.43 - 10.83     54,745       3.95      1.35 - 2.30    1.68 -   2.67
   2006..................... 4,751    10.26 - 10.55     52,012       3.47      1.35 - 2.30    1.75 -   2.73
   2005..................... 3,930    10.08 - 10.27     42,498       3.12      1.35 - 2.30   -0.44 -   0.52
   2004..................... 2,930    10.13 - 11.73     32,485       3.09      1.35 - 2.30    1.26 -   2.78

--------
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Money Market (Service Class 2)
   2008..................... 5,383   $10.36 - 10.95    $58,300       2.77%     1.35 - 2.45%   0.25 -   1.38%
   2007..................... 5,221    10.33 - 10.80     55,847       4.94      1.35 - 2.45    2.37 -   3.53
   2006..................... 5,497    10.09 - 10.43     56,927       4.84      1.35 - 2.45    2.07 -   3.21
   2005..................... 3,564     9.89 - 10.10     35,844       2.86      1.35 - 2.45    0.27 -   1.39
   2004 (ab)................ 1,523     9.86 -  9.97     15,140       0.77      1.35 - 2.45   -1.36 -  -0.35

   VIP Overseas (Service Class 2)
   2008..................... 2,521     8.99 -  9.50     23,963       2.39      1.35 - 2.45  -45.34 - -44.72
   2007..................... 2,661    16.45 - 17.18     45,858       2.99      1.35 - 2.45   14.17 -  15.46
   2006..................... 2,713    14.41 - 14.88     40,588       0.50      1.35 - 2.45   14.90 -  16.19
   2005..................... 1,374    12.54 - 13.57     17,935       0.33      1.35 - 2.45   15.88 -  17.18
   2004.....................   677    10.82 - 11.58      7,703       0.48      1.35 - 2.45    8.20 -  11.78

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts:
   VIT Strategic International Equity
   2008.....................   257     7.30 -  7.43      1,897       2.39      1.40 - 1.60  -46.33 - -46.23
   2007.....................   378    13.60 - 13.82      5,196       1.30      1.40 - 1.60    5.21 -   5.42
   2006.....................   425    12.92 - 13.11      5,542       1.58      1.40 - 1.60   20.17 -  20.41
   2005.....................   466    10.75 - 10.89      5,059       0.33      1.40 - 1.60   11.90 -  12.13
   2004.....................   435     9.61 -  9.71      4,204       1.13      1.40 - 1.60   11.68 -  11.91

   VIT Structured Small Cap Equity
   2008.....................   135    10.64 - 10.83      1,456       0.61      1.40 - 1.60  -34.89 - -34.76
   2007.....................   175    16.34 - 16.61      2,885       0.35      1.40 - 1.60  -18.04 - -17.88
   2006.....................   206    19.93 - 20.22      4,138       0.63      1.40 - 1.60   10.49 -  10.71
   2005.....................   235    18.04 - 18.26      4,280       0.20      1.40 - 1.60    4.39 -   4.60
   2004.....................   335    17.28 - 17.46      5,828       0.20      1.40 - 1.60   14.48 -  14.71

Investments in the J.P.
  Morgan Series Trust II
  Sub-Accounts:
   Small Company
   2008.....................   170    10.22 - 10.41      1,762       0.21      1.40 - 1.60  -33.07 - -32.93
   2007.....................   228    15.27 - 15.52      3,525       0.01      1.40 - 1.60   -7.18 -  -6.99
   2006.....................   264    16.45 - 16.69      4,395       0.00      1.40 - 1.60   13.19 -  13.41
   2005.....................   344    14.54 - 14.72      5,036       0.00      1.40 - 1.60    1.78 -   1.98
   2004.....................   412    14.28 - 14.43      5,923       0.00      1.40 - 1.60   25.15 -  25.40

--------
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts:
   Balanced
   2008.................. 2,015   $10.22 - 15.68    $31,673       2.61%     1.25 - 1.80% -17.34 - -16.88%
   2007.................. 2,514    12.36 - 18.86     48,451       2.51      1.25 - 1.80    8.55 -   9.16
   2006.................. 3,149    11.39 - 17.28     56,236       2.05      1.25 - 1.80    8.75 -   9.35
   2005.................. 3,776    10.47 - 15.81     63,190       2.17      1.25 - 1.80    6.03 -   6.61
   2004.................. 4,454     9.88 - 14.82     71,733       2.18      1.25 - 1.80    6.59 -   7.18

   Flexible Bond
   2008.................. 1,076    14.31 - 15.51     16,770       4.31      1.25 - 1.80    4.13 -   4.71
   2007.................. 1,274    13.74 - 14.82     19,089       4.67      1.25 - 1.80    5.12 -   5.70
   2006.................. 1,351    13.07 - 14.02     19,349       4.63      1.25 - 1.80    2.36 -   2.93
   2005.................. 1,632    12.77 - 13.62     23,311       5.35      1.25 - 1.80    0.19 -   0.74
   2004.................. 1,891    12.74 - 13.52     27,294       5.63      1.25 - 1.80    2.11 -   2.68

   Forty Portfolio
   2008..................   414     9.85 - 10.19      4,181       0.15      1.35 - 2.05  -45.30 - -44.91
   2007..................   397    18.01 - 18.49      7,296       0.31      1.35 - 2.05   34.17 -  35.13
   2006..................   517    13.43 - 13.68      7,041       0.34      1.35 - 2.05    7.11 -   7.87
   2005..................   540    12.53 - 12.68      6,835       0.21      1.35 - 2.05   10.54 -  11.33
   2004 (aa).............   506    11.34 - 11.39      5,759       0.47      1.35 - 2.05   13.39 -  13.93

   Large Cap Growth
   2008.................. 1,561     4.42 -  7.90     13,798       0.75      1.25 - 1.80  -40.80 - -40.47
   2007.................. 1,833     7.47 - 13.27     27,377       0.70      1.25 - 1.80   13.03 -  32.70
   2006.................. 2,279     6.61 - 11.68     30,124       0.46      1.25 - 1.80    9.40 -  10.00
   2005.................. 2,815     6.04 - 10.61     34,630       0.31      1.25 - 1.80    2.43 -   3.00
   2004.................. 3,471     5.90 - 10.31     42,700       0.13      1.25 - 1.80    2.65 -   3.22

   Mid Cap Growth
   2008.................. 1,599     3.59 - 10.38     14,801       0.26      1.25 - 1.80  -44.73 - -44.42
   2007.................. 1,821     6.50 - 18.68     30,610       0.22      1.25 - 1.80   19.85 -  20.52
   2006.................. 1,861     5.42 - 15.50     27,114       0.00      1.25 - 1.80   11.59 -  12.20
   2005.................. 2,132     4.86 - 13.81     29,155       0.00      1.25 - 1.80   10.31 -  10.92
   2004.................. 2,547     4.41 - 12.45     33,097       0.00      1.25 - 1.80   18.59 -  19.25

--------
(aa)For the period beginning April 30, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts
  (continued):
   Worldwide Growth
   2008.................. 1,562   $ 4.04 -  7.45    $13,547       1.16%     1.25 - 1.80% -45.65 - -45.35%
   2007.................. 1,912     7.43 - 13.63     30,456       0.75      1.25 - 1.80    7.66 -   8.26
   2006.................. 2,394     6.90 - 12.59     35,678       1.67      1.25 - 1.80   16.10 -  16.74
   2005.................. 3,021     5.95 - 10.79     39,276       1.27      1.25 - 1.80    3.98 -   4.55
   2004.................. 3,764     5.72 - 10.32     48,443       0.94      1.25 - 1.80    2.91 -   3.48

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Balanced (Service Shares)
   2008..................   748    10.56 - 11.07      8,198       2.38      1.35 - 2.30  -17.99 - -17.19
   2007..................   928    12.88 - 13.37     12,314       2.30      1.35 - 2.30    7.74 -   8.79
   2006.................. 1,013    11.95 - 12.29     12,371       2.16      1.35 - 2.30    7.88 -   8.93
   2005..................   701    11.08 - 11.28      7,877       2.46      1.35 - 2.30    5.19 -   6.21
   2004 (ab).............   266    10.53 - 10.62      2,824       3.14      1.35 - 2.30    5.32 -   6.25

   Foreign Stock (Service Shares)
   2008 (f)(s)...........    --       NA - NA            --       0.00        --  -  --       NA - NA
   2007..................   952    15.52 - 17.06     15,852       1.50      1.25 - 2.30    15.52 - 16.78
   2006..................   947    13.43 - 14.60     13,592       1.60      1.25 - 2.30    15.35 - 16.60
   2005..................   905    11.64 - 12.53     11,289       0.87      1.25 - 2.30     3.80 -  4.92
   2004..................   775    11.22 - 11.94      9,329       0.32      1.25 - 2.30    12.18 - 16.75

   Forty Portfolio (Service Shares)
   2008..................   515     9.70 - 10.17      5,182       0.01      1.35 - 2.30  -45.59 - -45.06
   2007..................   500    17.83 - 18.51      9,180       0.18      1.35 - 2.30   33.48 -  34.78
   2006..................   454    13.35 - 13.74      6,207       0.17      1.35 - 2.30    6.61 -   7.65
   2005..................   294    12.53 - 12.76      3,728       0.01      1.35 - 2.30    9.98 -  11.04
   2004 (ab).............    80    11.39 - 11.49        920       0.05      1.35 - 2.30   13.90 -  14.91

   INTECH Risk-Managed Core Portfolio (Service Shares)
   2008..................   382     8.51 -  8.93      3,374       0.66      1.35 - 2.30  -37.71 - -37.10
   2007..................   442    13.67 - 14.19      6,217       0.47      1.35 - 2.30    3.68 -   4.69
   2006..................   513    13.18 - 13.56      6,913       0.13      1.35 - 2.30    8.23 -   9.28
   2005..................   428    12.18 - 12.41      5,282       9.13      1.35 - 2.30    8.37 -   9.42
   2004 (ab).............   140    11.24 - 11.34      1,582       0.52      1.35 - 2.30   12.39 -  13.39

--------
(f)For the period beginning January 1, 2008 and ended April 29, 2008
(s)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                 For the year ended December 31,
                           ----------------------------------- ------------------------------------------
                                    Accumulation
                           Units     Unit Value     Net Assets  Investment     Expense         Total
                           (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts
  (continued):
   International Growth (Service Shares)
   2008 (g)(s)............   783   $ 6.75 -  7.49    $ 5,721       5.17%     1.25 - 2.30%   0.00 -   0.00%

   Mid Cap Value (Service Shares)
   2008................... 1,516     9.98 - 10.47     15,708       0.40      1.35 - 2.30  -29.56 - -28.87
   2007................... 1,769    14.17 - 14.72     25,818       3.18      1.35 - 2.30    4.69 -   5.72
   2006................... 1,864    13.54 - 13.92     25,797       2.94      1.35 - 2.30   12.43 -  13.52
   2005................... 1,278    12.04 - 12.27     15,611       5.90      1.35 - 2.30    7.48 -   8.52
   2004 (ab)..............   339    11.20 - 11.30      3,825       0.90      1.35 - 2.30   12.04 -  13.03

   Small Company Value (Service Shares)
   2008...................   510     7.45 -  7.72      3,908       0.00      1.35 - 2.30  -37.39 - -36.78
   2007...................   574    11.91 - 12.22      6,978       1.13      1.35 - 2.30   -8.28 -  -7.39
   2006...................   552    12.98 - 13.19      7,256       0.00      1.35 - 2.30   20.23 -  29.82
   2005 (ad)..............   189    10.91 - 10.97      2,067       0.00      1.35 - 2.20    9.10 -   9.74

   Worldwide Growth (Service Shares)
   2008...................   196     6.00 -  6.32      1,296       0.95      1.35 - 2.05  -45.94 - -45.55
   2007...................   267    11.10 - 11.61      3,265       0.57      1.35 - 2.05    7.11 -   7.88
   2006...................   279    10.36 - 10.76      3,141       1.56      1.35 - 2.05   15.53 -  16.35
   2005...................   295     8.97 -  9.25      2,852       1.17      1.35 - 2.05    3.41 -   4.15
   2004...................   305     8.67 -  8.88      2,827       0.94      1.35 - 2.05    2.38 -   3.12

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets Equity
   2008...................   278    21.05 - 22.19      5,559       2.13      1.35 - 2.05  -49.78 - -49.42
   2007...................   351    41.92 - 43.87     13,887       1.13      1.35 - 2.05   30.56 -  31.50
   2006...................   416    32.11 - 33.36     12,546       0.49      1.35 - 2.05   27.29 -  28.20
   2005...................   465    25.22 - 26.02     10,945       0.31      1.35 - 2.05   37.90 -  38.88
   2004...................   347    18.29 - 18.74      5,879       0.64      1.35 - 2.05   27.91 -  28.83

   International Equity
   2008...................   156     8.34 -  8.49      1,317       1.09      1.40 - 1.60  -38.02 - -37.89
   2007...................   207    13.45 - 13.67      2,812       2.46      1.40 - 1.60    9.02 -   9.24
   2006...................   231    12.34 - 12.52      2,871       1.05      1.40 - 1.60   20.59 -  20.83
   2005...................   221    10.23 - 10.36      2,281       0.90      1.40 - 1.60    8.90 -   9.11
   2004...................   234     9.40 -  9.49      2,213       0.52      1.40 - 1.60   13.16 -  13.38

--------
(g)For the period beginning April 30, 2008 and ended December 31, 2008
(s)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ad)For the period beginning April 29, 2005 and ended December 31, 2005
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                 For the year ended December 31,
                           ----------------------------------- ------------------------------------------
                                    Accumulation
                           Units     Unit Value     Net Assets  Investment     Expense         Total
                           (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Legg
  Mason Partners Variable
  Income Trust
  Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (t)(u)............    --      NA - NA        $    --        0.29%     --  -  -- %     NA - NA
   2006...................   656   $12.01 - 12.55     10,497        1.22     1.35 - 2.15   15.58 -  16.52%
   2005...................   863    10.39 - 10.77     11,681        0.83     1.35 - 2.15    1.82 -   2.65
   2004...................   930    10.21 - 10.49     12,327        0.56     1.35 - 2.15    5.98 -   6.85
   2003...................   861     9.63 -  9.82     10,749        0.27     1.35 - 2.15   -3.69 -  37.16

   Legg Mason Variable All Cap Portfolio II
   2007 (v)(u)............    --      NA - NA             --        0.04       --  -  --      NA - NA
   2006...................   217    11.94 - 12.28      2,641        1.23     1.35 - 2.30   15.17 -  16.29
   2005...................   156    10.37 - 10.56      1,642        0.79     1.35 - 2.30    1.34 -   2.32
   2004 (ab)..............    82    10.23 - 10.32        845        0.34     1.35 - 2.30    2.34 -   3.24

   Legg Mason Variable Fundamental Value Portfolio
   2008...................   968     5.85 -  5.95      5,745        1.61     1.35 - 2.30  -38.04 - -37.43
   2007 (t)(v)(w)......... 1,198     9.45 -  9.51     11,379        2.53     1.35 - 2.30   -5.54 -  -4.91

   Legg Mason Variable Global High Yield Bond II
   2008................... 2,077     7.73 -  8.10     16,664        9.73     1.35 - 2.30  -32.48 - -31.82
   2007................... 2,484    11.44 - 11.89     29,280        6.79     1.35 - 2.30   -2.63 -  -1.68
   2006................... 2,617    11.75 - 12.09     31,430        6.63     1.35 - 2.30    7.81 -   8.86
   2005................... 1,814    10.90 - 11.10     20,052        8.28     1.35 - 2.30    1.17 -   2.15
   2004 (ab)..............   656    10.78 - 10.87      7,115       11.18     1.35 - 2.30    7.76 -   8.71

Investments in the Legg
  Mason Partners Variable
  Portfolios I, Inc
  Sub-Accounts:
   Legg Mason Variable Investors Portfolio I
   2008................... 1,070     6.09 -  8.78      8,643        1.22     1.25 - 2.30  -37.11 - -36.42
   2007 (x)(w)............ 1,326     9.68 - 13.81     16,942        1.31     1.25 - 2.30   -3.15 -   2.60
   2006................... 1,169    13.13 - 13.46     15,626        1.60     1.25 - 2.15   15.72 -  16.79
   2005................... 1,250    11.35 - 11.53     14,351        1.14     1.25 - 2.15    4.24 -   5.22
   2004 (aa).............. 1,376    10.89 - 10.95     15,049        2.81     1.25 - 2.15    8.87 -   9.54

--------
(t)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(u)For the period beginning January 1, 2007 and ended April 27, 2007
(v)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value
(w)For the period beginning May 1, 2007 and ended December 31, 2007
(x)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I
(aa)For the period beginning April 30, 2004 and ended December 31, 2004
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Legg
  Mason Partners Variable
  Portfolios I, Inc
  Sub-Accounts (continued):
   Legg Mason Variable Investors Portfolio II
   2007 (x)(u)..............    --      NA - NA        $    --       0.00%      --  -  -- %     NA - NA
   2006.....................   230   $12.30 - 12.65      2,897       1.03      1.35 - 2.30   15.05 -  16.17%
   2005.....................   209    10.69 - 10.89      2,269       0.85      1.35 - 2.30    3.51 -   4.51
   2004 (ab)................   106    10.33 - 10.42      1,107       1.72      1.35 - 2.30    3.30 -   4.21

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Growth (h)
   2008.....................   684     4.09 -  8.53      4,088       0.23      1.25 - 1.80  -38.54 - -38.20
   2007.....................   626     6.65 - 13.80      6,462       0.00      1.25 - 1.80   19.00 -  19.66
   2006.....................   735     5.59 - 11.53      6,444       0.00      1.25 - 1.80    5.97 -   6.56
   2005.....................   843     5.27 - 10.82      7,070       0.00      1.25 - 1.80    7.25 -   7.84
   2004.....................   903     4.92 - 10.03      7,161       0.00      1.25 - 1.80   10.94 -  11.56

   MFS Investors Trust
   2008.....................   442     6.89 -  8.51      3,373       0.84      1.25 - 1.80  -34.28 - -33.91
   2007.....................   420    10.49 - 12.88      4,942       0.86      1.25 - 1.80    8.33 -   8.93
   2006.....................   518     9.68 - 11.82      5,677       0.50      1.25 - 1.80   10.98 -  11.59
   2005.....................   639     8.72 - 10.60      6,365       0.55      1.25 - 1.80    5.40 -   5.98
   2004.....................   712     8.28 - 10.00      6,741       0.62      1.25 - 1.80    9.37 -   9.97

   MFS New Discovery
   2008.....................   740     5.32 - 11.67      5,318       0.00      1.25 - 1.80  -40.41 - -40.08
   2007.....................   881     8.93 - 19.48     10,565       0.00      1.25 - 1.80    0.68 -   1.24
   2006.....................   984     8.87 - 19.24     11,950       0.00      1.25 - 1.80   11.20 -  11.81
   2005..................... 1,108     7.98 - 17.21     12,174       0.00      1.25 - 1.80    3.37 -   3.94
   2004..................... 1,275     7.71 - 16.56     13,851       0.00      1.25 - 1.80    4.62 -   5.20

   MFS Research
   2008.....................   221     5.68 -  8.53      1,682       0.58      1.25 - 1.80  -37.23 - -36.88
   2007.....................   280     9.05 - 13.52      3,430       0.72      1.25 - 1.80   11.17 -  11.79
   2006.....................   335     8.14 - 12.09      3,730       0.51      1.25 - 1.80    8.51 -   9.11
   2005.....................   381     7.50 - 11.09      3,910       0.51      1.25 - 1.80    5.88 -   6.46
   2004.....................   481     7.09 - 10.41      4,716       1.04      1.25 - 1.80   13.78 -  14.41

--------
(h)Previously known as MFS Emerging Growth
(x)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I
(u)For the period beginning January 1, 2007 and ended April 27, 2007
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
   MFS Total Return
   2008..................... 1,477   $11.15 - 12.87    $17,924       3.33%     1.25 - 1.80% -23.52 - -23.10%
   2007..................... 1,996    14.58 - 16.73     31,640       2.64      1.25 - 1.80    2.35 -   2.91
   2006..................... 2,240    14.24 - 16.26     34,778       2.36      1.25 - 1.80    9.90 -  10.51
   2005..................... 2,595    12.96 - 14.71     36,627       1.98      1.25 - 1.80    0.99 -   1.55
   2004..................... 2,556    12.83 - 14.49     35,647       1.64      1.25 - 1.80    9.34 -   9.94

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2008.....................   737     7.82 -  8.20      5,978       9.36      1.35 - 2.30  -30.30 - -29.63
   2007.....................   894    11.22 - 11.66     10,323       7.27      1.35 - 2.30   -0.81 -   0.16
   2006.....................   950    11.31 - 11.64     10,976       7.15      1.35 - 2.30    7.47 -   8.51
   2005.....................   818    10.53 - 10.72      8,733       6.45      1.35 - 2.30   -0.29 -   0.68
   2004 (ab)................   431    10.56 - 10.65      4,584       0.73      1.35 - 2.30    5.58 -   6.52

   MFS Investor Growth Stock (Service Class)
   2008..................... 1,240     7.40 -  7.76      9,535       0.30      1.35 - 2.30  -38.43 - -37.83
   2007..................... 1,336    12.02 - 12.48     16,551       0.09      1.35 - 2.30    8.46 -   9.52
   2006..................... 1,485    11.08 - 11.40     16,829       0.00      1.35 - 2.30    4.84 -   5.86
   2005.....................   806    10.57 - 10.77      8,636       0.03      1.35 - 2.30    1.84 -   2.82
   2004 (ab)................    68    10.38 - 10.47        715       0.00      1.35 - 2.30    3.79 -   4.71

   MFS Investors Trust (Service Class)
   2008.....................   195     8.65 -  9.07      1,744       0.58      1.35 - 2.30  -34.79 - -34.16
   2007.....................   219    13.26 - 13.77      2,992       0.60      1.35 - 2.30    7.49 -   8.54
   2006.....................   232    12.34 - 12.69      2,917       0.25      1.35 - 2.30   10.11 -  11.18
   2005.....................   205    11.20 - 11.41      2,323       0.27      1.35 - 2.30    5.58 -  12.05
   2004 (ab)................    88    10.72 - 10.81        953       0.04      1.35 - 2.25    7.20 -   8.10

   MFS New Discovery (Service Class)
   2008.....................   540     6.59 -  6.91      3,690       0.00      1.35 - 2.30  -40.91 - -40.34
   2007.....................   632    11.15 - 11.18      7,247       0.00      1.35 - 2.30   -0.11 -   0.86
   2006.....................   743    11.09 - 11.16      8,453       0.00      1.35 - 2.30   10.34 -  11.41
   2005.....................   758     9.95 - 10.12      7,756       0.00      1.35 - 2.30    2.62 -   3.62
   2004.....................   754     9.60 -  9.86      7,434       0.00      1.35 - 2.30   -1.43 -   4.78

--------
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
   MFS Total Return (Service Class)
   2008..................... 1,232   $ 8.94 -  9.44    $11,503       2.95%     1.35 - 2.45% -24.23 - -23.37%
   2007..................... 1,613    11.79 - 12.32     19,689       2.48      1.35 - 2.45    1.38 -   2.52
   2006..................... 1,774    11.63 - 12.02     21,178       2.16      1.35 - 2.45    8.90 -  10.12
   2005..................... 1,545    10.68 - 10.91     16,782       1.65      1.35 - 2.45    0.09 -   1.22
   2004 (ab)................   667    10.67 - 10.78      7,176       0.09      1.35 - 2.45    6.74 -   7.83

   MFS Utilities (Service Class)
   2008.....................   346    12.61 - 13.39      5,264       1.46      1.35 - 2.15  -39.15 - -38.65
   2007.....................   419    20.72 - 21.82     10,357       0.84      1.35 - 2.15   24.80 -  25.83
   2006.....................   448    16.60 - 17.34      8,829       1.66      1.35 - 2.15   28.15 -  29.20
   2005.....................   499    12.95 - 13.42      7,601       0.47      1.35 - 2.15   14.07 -  15.00
   2004.....................   360    11.36 - 11.67      4,785       1.23      1.35 - 2.15   27.06 -  28.09

   MFS Value (Service Class)
   2008.....................   485     9.37 -  9.83      4,726       1.12      1.35 - 2.30  -34.29 - -33.65
   2007.....................   574    14.26 - 14.81      8,431       0.89      1.35 - 2.30    5.11 -   6.13
   2006.....................   611    13.57 - 13.95      8,470       0.77      1.35 - 2.30   17.74 -  18.88
   2005.....................   443    11.52 - 11.74      5,181       0.56      1.35 - 2.30    4.03 -   5.03
   2004 (ab)................   154    11.08 - 11.17      1,715       0.04      1.35 - 2.30   10.77 -  11.75

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Global Securities (SS)
   2008..................... 1,129     8.72 -  9.14     10,198       1.35      1.35 - 2.30  -41.71 - -41.14
   2007..................... 1,381    14.95 - 15.53     21,250       1.22      1.35 - 2.30    3.63 -   4.64
   2006..................... 1,510    14.43 - 14.84     22,253       0.77      1.35 - 2.30   14.67 -  15.78
   2005..................... 1,139    12.58 - 12.82     14,534       0.64      1.35 - 2.30   11.44 -  12.52
   2004 (ab)................   525    11.29 - 11.39      5,968       0.00      1.35 - 2.30   12.91 -  13.90

   Oppenheimer Main Street Small Cap Fund (SS) (i)
   2008..................... 3,084     7.86 -  9.62     26,979       0.28      1.25 - 2.30  -39.43 - -38.78
   2007..................... 3,684    12.98 - 15.72     52,951       0.18      1.25 - 2.30   -3.67 -  -2.62
   2006..................... 4,454    13.48 - 16.14     66,491       0.02      1.25 - 2.30   12.03 -  13.24
   2005..................... 3,660    12.03 - 14.26     49,090       0.00      1.25 - 2.30    7.20 -   8.36
   2004..................... 2,781    11.22 - 13.16     35,809       0.00      1.25 - 2.30   12.24 -  17.70

--------
(i)Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                 For the year ended December 31,
                              ----------------------------------- ------------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts (continued):
   Oppenheimer MidCap Fund (SS)
   2008......................   263   $ 6.01 -  6.22    $ 1,622       0.00%     1.35 - 2.30% -50.38 - -49.90%
   2007......................   284    12.11 - 12.42      3,503       0.00      1.35 - 2.30    3.59 -   4.60
   2006......................   311    11.69 - 11.88      3,675       0.00      1.35 - 2.30    1.32 -  16.87
   2005 (ad).................   107    11.65 - 11.72      1,248       0.00      1.35 - 2.20   16.55 -  17.23

Investments in the Panorama
  Series Fund, Inc. (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer International Growth (SS)
   2008......................   189     9.59 - 10.18      1,938       0.87      1.35 - 2.15  -44.30 - -43.84
   2007......................   242    17.22 - 18.13      4,419       0.73      1.35 - 2.15   10.55 -  11.46
   2006......................   252    15.57 - 16.27      4,129       0.34      1.35 - 2.15   26.48 -  27.51
   2005......................   249    12.31 - 12.76      3,215       0.65      1.35 - 2.15   12.49 -  13.40
   2004......................   216    10.95 - 11.25      2,457       1.29      1.35 - 2.15   14.63 -  15.57

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond (US Dollar-Hedged) (j)
   2008...................... 1,902    10.19 - 11.50     21,137       3.28      1.25 - 2.30    -4.63 - -3.60
   2007...................... 2,351    10.69 - 11.93     27,086       3.35      1.25 - 2.30     1.24 -  2.34
   2006...................... 2,578    10.56 - 11.66     29,149       3.36      1.25 - 2.30    -0.15 -  0.92
   2005...................... 2,410    10.57 - 11.55     27,569       2.39      1.25 - 2.30     2.74 -  3.85
   2004...................... 1,669    10.29 - 11.12     18,967       1.95      1.25 - 2.30     2.91 -  4.25

   Money Market
   2008...................... 4,746    10.37 - 10.87     52,390       2.24      1.35 - 2.30    -0.10 -  0.87
   2007...................... 3,933    10.38 - 10.76     43,105       4.89      1.35 - 2.30     2.46 -  3.46
   2006...................... 4,244    10.13 - 10.40     45,006       4.64      1.35 - 2.30     2.22 -  3.21
   2005...................... 3,774     9.91 - 10.10     38,894       2.76      1.35 - 2.30     0.41 -  1.38
   2004...................... 3,041     9.87 -  9.94     31,127       0.94      1.35 - 2.30    -1.28 - -0.48

--------
(j)Previously known as Foreign Bond
(ad)For the period beginning April 29, 2005 and ended December 31, 2005

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   PIMCO Real Return
   2008.................... 2,966   $10.12 - 10.62    $ 31,304      3.80%     1.35 - 2.30%   -9.18 - -8.30%
   2007.................... 3,017    11.15 - 11.58      34,809      4.70      1.35 - 2.30     8.12 -  9.18
   2006.................... 3,237    10.31 - 10.60      34,224      4.40      1.35 - 2.30    -1.60 - -0.65
   2005.................... 2,613    10.48 - 11.34      27,900      2.79      1.35 - 2.30    -0.26 -  0.71
   2004.................... 1,139    10.50 - 11.26      12,188      0.87      1.35 - 2.30     5.03 -  7.44

   PIMCO Total Return
   2008.................... 7,860    11.18 - 13.09     101,178      4.68      1.25 - 2.45      2.25 - 3.52
   2007.................... 8,514    10.93 - 12.64     106,014      4.75      1.25 - 2.45      6.09 - 7.41
   2006.................... 9,414    10.31 - 11.77     109,937      4.37      1.25 - 2.45      1.32 - 2.57
   2005.................... 9,045    10.17 - 11.48     105,600      3.42      1.25 - 2.45     -0.06 - 1.17
   2004.................... 8,227    10.18 - 11.34      97,339      1.90      1.25 - 2.45      1.78 - 3.58

   StocksPLUS(R) Growth and Income Portfolio
   2008....................   456     6.79 -  6.91       3,130      7.34      1.40 - 1.60  -43.54 - -43.43
   2007....................   570    12.02 - 12.22       6,927      7.72      1.40 - 1.60    5.15 -   5.36
   2006....................   662    11.43 - 11.60       7,629      4.73      1.40 - 1.60   13.08 -  13.31
   2005....................   773    10.11 - 10.24       7,878      2.29      1.40 - 1.60    1.85 -   2.05
   2004....................   818     9.93 - 10.03       8,166      1.77      1.40 - 1.60    9.05 -   9.27

Investments in the Premier
  Variable Insurance Trust
  Sub-Accounts:
   NACM Small Cap (k)
   2008....................   926     8.19 -  8.36       9,152      0.00      1.25 - 2.05  -42.83 - -42.36
   2007.................... 1,070    14.20 - 14.63      18,573      0.00      1.25 - 2.05   -1.50 -  -0.68
   2006.................... 1,301    14.30 - 14.85      22,490      0.00      1.25 - 2.05   21.55 -  22.55
   2005.................... 1,436    11.67 - 12.16      20,259      0.00      1.25 - 2.15   -1.18 -  21.64
   2004.................... 1,677    11.81 - 12.47      23,929      0.04      1.25 - 2.05   15.47 -  16.42

   OpCap Balanced
   2008.................... 1,568     7.32 -  7.70      11,924      2.41      1.25 - 2.30  -32.76 - -32.04
   2007.................... 2,010    10.89 - 11.33      22,547      1.42      1.25 - 2.30   -6.65 -  -5.63
   2006.................... 2,336    11.67 - 12.01      27,851      0.82      1.25 - 2.30    8.26 -   9.43
   2005.................... 2,523    10.78 - 10.97      27,559      0.30      1.25 - 2.30    0.38 -   1.47
   2004 (aa)............... 2,654    10.74 - 10.81      28,646      0.00      1.25 - 2.30    7.35 -   8.12

--------
(k)Previously known as OpCap Small Cap
(aa)For the period beginning April 30, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Premier
  Variable Insurance Trust
  Sub-Accounts (continued):
   OpCap Equity
   2008.....................  351    $ 8.35 -  8.51    $ 2,971        0.85%    1.40 - 1.60% -39.79 - -39.67%
   2007.....................  462     13.87 - 14.10      6,481        0.64     1.40 - 1.60    2.45 -   2.65
   2006.....................  522     13.54 - 13.74      7,140        0.45     1.40 - 1.60   13.46 -  13.68
   2005.....................  594     11.93 - 12.08      7,152        0.41     1.40 - 1.60    5.35 -   5.56
   2004.....................  581     11.33 - 11.45      6,631        0.86     1.40 - 1.60   10.15 -  10.37

   OpCap Renaissance
   2008 (l).................   --        NA - NA            --          NA     0.00 - 0.00      NA - NA
   2007.....................  465     11.73 - 12.19      5,626        0.78     1.35 - 2.30    3.87 -   4.88
   2006.....................  621     11.30 - 11.62      7,177        0.22     1.35 - 2.30    8.82 -   9.87
   2005.....................  588     10.38 - 10.58      6,197        0.00     1.35 - 2.30   -6.72 -  -5.81
   2004 (ab)................  374     11.13 - 11.23      4,189        0.00     1.35 - 2.30   11.30 -  12.29

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2008.....................  456     10.26 - 10.81      4,838       10.44     1.35 - 2.05  -27.58 - -27.07
   2007.....................  618     14.17 - 14.82      9,018        8.22     1.35 - 2.05    0.68 -   1.40
   2006.....................  724     14.07 - 14.62     10,436        7.49     1.35 - 2.05    8.26 -   9.04
   2005.....................  720     13.00 - 13.41      9,526        7.92     1.35 - 2.05    0.99 -   1.71
   2004.....................  788     12.87 - 13.18     10,274        7.86     1.35 - 2.05    8.28 -   9.05

   VT International Growth and Income
   2008.....................  461      9.82 - 10.64      4,787        1.89     1.25 - 2.05  -47.13 - -46.69
   2007.....................  745     18.58 - 19.95     14,550        1.81     1.25 - 2.05    4.80 -   5.67
   2006.....................  731     17.73 - 18.88     13,571        0.99     1.25 - 2.05   24.62 -  25.65
   2005.....................  551     14.23 - 15.03      8,170        0.84     1.25 - 2.05   11.77 -  12.69
   2004.....................  464     12.73 - 13.33      6,120        1.11     1.25 - 2.05   18.50 -  19.48

--------
(l)For the period beginning January 1, 2008 and ended July 18, 2008
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  RidgeWorth Capital
  Management, Inc Sub-
  Accounts:
   RidgeWorth International Equity
   2007 (u)..............   --        NA - NA        $   --       0.58%      --  -  -- %     NA - NA
   2006..................    9    $12.87 - 14.41        121       1.25      1.25 - 1.80   22.27 -  22.94%
   2005..................    9     10.53 - 11.72        101       2.43      1.25 - 1.80   10.95 -  11.56
   2004..................    9      9.49 - 10.51         92       1.54      1.25 - 1.80   17.22 -  17.86
   2003..................   10      8.09 -  8.91         91       0.38      1.25 - 1.80   34.87 -  35.61

   RidgeWorth Large Cap Growth Stock (m)
   2008..................  193      5.86 -  6.52      1,204       0.26      1.25 - 1.80  -41.74 - -41.42
   2007..................  221     10.05 - 11.13      2,362       0.41      1.25 - 1.80   13.21 -  13.84
   2006..................  205      8.88 -  9.77      1,924       0.31      1.25 - 1.80    8.86 -   9.45
   2005..................  234      8.16 -  8.93      2,004       0.14      1.25 - 1.80   -2.66 -  -2.13
   2004..................  259      8.38 -  9.12      2,277       0.20      1.25 - 1.80    4.85 -   5.43

   RidgeWorth Large Cap Value Equity (n)
   2008..................  196      8.78 - 10.44      1,806       2.09      1.25 - 1.80  -33.99 - -33.62
   2007..................  261     13.23 - 15.81      3,632       1.74      1.25 - 1.80    1.70 -   2.26
   2006..................  426     12.94 - 15.55      5,822       1.37      1.25 - 1.80   20.28 -  20.95
   2005..................  313     10.70 - 12.92      3,562       1.44      1.25 - 1.80    1.90 -   2.46
   2004..................  533     10.44 - 12.68      5,826       1.38      1.25 - 1.80   13.24 -  13.86

Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Rydex Nasdaq 100 Strategy Fund (o)
   2008..................  236      6.02 -  6.34      1,048       0.15      1.35 - 2.05  -43.11 - -42.70
   2007..................  299     10.58 - 11.07      2,280       0.07      1.35 - 2.05   15.40 -  16.22
   2006..................  380      9.17 -  9.53      2,555       0.00      1.35 - 2.05    3.61 -   4.35
   2005..................  419      8.81 -  9.13      2,766       0.00      1.35 - 2.15   -1.06 -  -0.25
   2004..................  524      8.90 -  9.15      3,473       0.00      1.35 - 2.15    7.00 -   7.87

   Rydex Sector Rotation
   2008..................  294      8.82 -  9.25      2,746       0.00      1.35 - 2.30  -42.10 - -41.54
   2007..................  318     15.23 - 15.82      5,104       0.00      1.35 - 2.30   19.91 -  21.08
   2006..................  334     12.70 - 16.79      4,426       0.00      1.35 - 2.30    8.83 -   9.89
   2005..................  199     11.67 - 15.28      2,426       0.00      1.35 - 2.30   11.10 -  12.18
   2004..................   61     10.51 - 10.60        682       0.00      1.35 - 2.30    5.06 -   5.99

--------
(m)Previously known as STI Classic Large Cap Growth Stock Fund
(n)Previously known as STI Classic Large Cap Value Equity Fund
(o)Previously known as Rydex OTC
(u)For the period beginning January 1, 2007 and ended April 27, 2007

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                 For the year ended December 31,
                             ----------------------------------- ------------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense         Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
   T. Rowe Price Equity Income
   2008..................... 1,593   $10.34 - 11.57    $17,464       2.30%     1.25 - 1.80% -37.25 - -36.90%
   2007..................... 1,968    16.48 - 18.34     34,439       1.75      1.25 - 1.80    1.41 -   1.97
   2006..................... 2,389    16.25 - 17.98     41,230       1.51      1.25 - 1.80   16.85 -  17.50
   2005..................... 2,832    13.91 - 15.31     41,729       1.58      1.25 - 1.80    2.07 -   2.63
   2004..................... 2,869    13.63 - 14.91     41,370       1.63      1.25 - 1.80   12.87 -  13.49

   T. Rowe Price Mid-Cap Growth
   2008..................... 1,019     9.64 - 14.93     11,981       0.00      1.25 - 1.80  -40.83 - -40.51
   2007..................... 1,234    16.29 - 25.10     24,773       0.21      1.25 - 1.80   15.41 -  16.05
   2006..................... 1,495    14.11 - 21.63     26,601       0.00      1.25 - 1.80    4.74 -   5.32
   2005..................... 1,842    13.48 - 20.53     31,758       0.00      1.25 - 1.80   12.70 -  13.32
   2004..................... 2,104    11.96 - 18.12     32,416       0.00      1.25 - 1.80   16.23 -  16.87

   T. Rowe Price New America Growth
   2008.....................   370     5.82 -  7.46      2,473       0.00      1.25 - 1.80  -39.35 - -39.01
   2007.....................   453     9.59 - 12.23      5,061       0.00      1.25 - 1.80   11.74 -  12.36
   2006.....................   524     8.58 - 10.89      5,238       0.05      1.25 - 1.80    5.42 -   6.00
   2005.....................   541     8.14 - 10.27      5,162       0.00      1.25 - 1.80    2.61 -   3.18
   2004.....................   469     7.93 -  9.95      4,315       0.06      1.25 - 1.80    8.91 -   9.51

Investments in the T. Rowe
  Price Equity Series,
  Inc.--II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2008..................... 2,585     7.06 -  7.40     18,947       0.10      1.35 - 2.30  -43.97 - -43.43
   2007..................... 2,647    12.60 - 13.08     34,352       0.09      1.35 - 2.30    9.89 -  10.96
   2006..................... 2,876    11.46 - 11.79     33,703       0.25      1.35 - 2.30    6.82 -   7.86
   2005..................... 1,632    10.73 - 10.93     17,761       0.16      1.35 - 2.30    3.22 -   4.22
   2004 (ab)................   325    10.40 - 10.49      3,405       0.80      1.35 - 2.30    3.98 -   4.90

   T. Rowe Price Equity Income II
   2008..................... 3,770     8.04 -  8.50     31,713       2.11      1.35 - 2.45  -37.83 - -37.13
   2007..................... 4,327    12.94 - 13.52     58,005       1.51      1.35 - 2.45    0.49 -   1.63
   2006..................... 4,684    12.87 - 13.30     61,899       1.44      1.35 - 2.45   15.75 -  17.05
   2005..................... 3,545    11.12 - 11.36     40,096       1.45      1.35 - 2.45    1.16 -   2.30
   2004 (ab)................ 1,161    10.99 - 11.11     12,863       1.25      1.35 - 2.45    9.93 -  11.06

--------
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                 For the year ended December 31,
                               ----------------------------------- ------------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense         Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the T. Rowe
  Price International Series,
  Inc Sub-Accounts:
   T. Rowe Price International Stock
   2008.......................   587   $ 5.60 -  7.88    $ 3,961       1.83%     1.25 - 1.80% -49.62 - -49.34%
   2007.......................   756    11.11 - 15.55     10,102       1.40      1.25 - 1.80   11.01 -  11.62
   2006.......................   823    10.01 - 13.93     10,001       1.18      1.25 - 1.80   16.97 -  17.62
   2005.......................   823     8.55 - 11.85      8,694       1.60      1.25 - 1.80   13.97 -  14.60
   2004.......................   783     7.51 - 10.34      7,284       1.26      1.25 - 1.80   11.74 -  12.36

Investments in the The
  Universal Institutional
  Funds, Inc. Sub-
  Accounts:
   Van Kampen UIF Capital Growth (p)
   2008....................... 1,486     7.33 -  7.62     11,248       0.21      1.35 - 2.15  -50.28 - -49.87
   2007....................... 1,881    14.75 - 15.20     28,434       0.00      1.35 - 2.15   19.27 -  20.25
   2006....................... 2,216    12.37 - 12.64     27,891       0.00      1.35 - 2.15    1.87 -   2.70
   2005....................... 2,512    12.14 - 12.31     30,838       0.46      1.35 - 2.15   13.23 -  14.15
   2004 (ab).................. 2,825    10.72 - 10.78     30,428       0.34      1.35 - 2.15    7.22 -   7.81

   Van Kampen UIF High Yield
   2008.......................   402     9.14 -  9.70      3,622       9.63      1.35 - 2.15  -24.52 - -23.90
   2007.......................   498    12.10 - 12.75      5,911       8.62      1.35 - 2.15    1.76 -   2.60
   2006.......................   563    11.89 - 12.43      6,518       7.66      1.35 - 2.15    6.29 -   7.16
   2005.......................   694    11.19 - 11.60      7,535       7.88      1.35 - 2.15   -1.11 -  -0.30
   2004.......................   812    11.32 - 11.63      8,803       6.00      1.35 - 2.15    7.13 -   8.01

   Van Kampen UIF Mid Cap Growth
   2008.......................   368     7.79 -  7.93      2,902       0.88      1.40 - 1.60  -47.61 - -47.51
   2007.......................   504    14.87 - 15.11      7,572       0.00      1.40 - 1.60   20.71 -  20.95
   2006.......................   610    12.32 - 12.50      7,587       0.00      1.40 - 1.60    7.54 -   7.76
   2005.......................   704    11.45 - 11.60      8,130       0.00      1.40 - 1.60   15.71 -  15.94
   2004.......................   719     9.90 - 10.00      7,161       0.00      1.40 - 1.60   19.67 -  19.91

   Van Kampen UIF U.S. Mid Cap Value
   2008....................... 2,015     8.86 -  9.25     19,856       0.86      1.25 - 2.15  -42.55 - -42.02
   2007....................... 2,600    15.43 - 15.96     44,378       0.68      1.25 - 2.15    5.51 -   6.50
   2006....................... 3,168    14.62 - 14.98     50,764       0.27      1.25 - 2.15   18.11 -  19.20
   2005....................... 3,358    12.38 - 12.57     45,488       0.33      1.25 - 2.15    9.90 -  10.92
   2004....................... 3,402    11.26 - 11.33     41,777       0.04      1.25 - 2.15   12.63 -  13.33

--------
(p)Previously known as Van Kampen UIF Equity Growth
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                 For the year ended December 31,
                            ----------------------------------- ------------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense         Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II) (q)
   2008....................   250   $ 6.94 -  7.26    $ 1,799       0.00%     1.35 - 2.25% -50.49 - -50.03%
   2007....................   273    14.03 - 14.54      3,937       0.00      1.35 - 2.25   18.91 -  20.01
   2006....................   335    11.80 - 12.11      4,029       0.00      1.35 - 2.25    1.48 -   2.41
   2005....................   260    11.62 - 11.83      3,064       0.41      1.35 - 2.25   12.89 -  13.92
   2004 (ab)...............   108    10.30 - 10.38      1,121       0.04      1.35 - 2.25    2.97 -   3.83

   Van Kampen UIF U.S. Real Estate (Class II)
   2008.................... 1,751     9.56 - 10.03     17,569       2.82      1.35 - 2.30  -39.49 - -38.89
   2007.................... 2,062    15.80 - 16.41     33,940       0.95      1.35 - 2.30  -19.19 - -18.40
   2006.................... 2,559    19.55 - 20.11     51,817       0.95      1.35 - 2.30   34.51 -  35.82
   2005.................... 1,987    14.53 - 14.80     29,818       1.17      1.35 - 2.30   14.07 -  15.18
   2004.................... 1,023    12.74 - 17.16     13,559       0.77      1.35 - 2.30   27.40 -  34.24

Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts:
   Van Eck Worldwide Absolute Return
   2008....................   243     8.82 -  9.25      2,223       0.13      1.35 - 2.30  -15.10 - -14.27
   2007....................   217    10.39 - 10.79      2,317       0.75      1.35 - 2.30    1.65 -   2.64
   2006....................   217    10.22 - 10.51      2,268       0.00      1.35 - 2.30    6.16 -   7.19
   2005....................   169     9.62 -  9.80      1,645       0.00      1.35 - 2.30   -2.10 -  -1.15
   2004 (ab)...............    91     9.83 -  9.92        898       0.00      1.35 - 2.30   -1.70 -  -0.83

   Van Eck Worldwide Emerging Markets
   2008....................   377     9.76 - 10.23      3,811       0.00      1.35 - 2.30  -65.59 - -65.26
   2007....................   539    28.36 - 29.45     15,743       0.43      1.35 - 2.30   34.44 -  35.75
   2006....................   590    21.09 - 21.69     12,698       0.37      1.35 - 2.30   36.29 -  37.61
   2005....................   285    15.48 - 15.76      4,470       0.23      1.35 - 2.30   28.97 -  30.22
   2004 (ab)...............    53    12.00 - 12.11        637       0.00      1.35 - 2.30   20.00 -  21.06

   Van Eck Worldwide Hard Assets
   2008....................   410    16.63 - 17.44      7,070       0.40      1.35 - 2.30  -47.37 - -46.85
   2007....................   680    31.60 - 32.82     22,099       0.11      1.35 - 2.30   42.00 -  43.38
   2006....................   650    22.26 - 22.89     14,770       0.06      1.35 - 2.30   21.64 -  22.82
   2005....................   453    18.30 - 18.64      8,392       0.11      1.35 - 2.30   48.20 -  49.63
   2004 (ab)...............    97    12.35 - 12.45      1,200       0.00      1.35 - 2.30   23.46 -  24.55

--------
(q)Previously known as Van Kampen UIF Equity Growth (Class II)
(ab)For the period beginning February 2, 2004 and ended December 31, 2004

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                 For the year ended December 31,
                          ----------------------------------- ------------------------------------------
                                   Accumulation
                          Units     Unit Value     Net Assets  Investment     Expense         Total
                          (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Van
  Kampen Life Investment
  Trust (Class II)
  Sub-Accounts:
   LIT Government (Class II)
   2008.................. 1,048   $10.64 - 11.16    $11,594       3.72%     1.35 - 2.30%  -0.82 -   0.14%
   2007..................   870    10.73 - 11.15      9,610       4.41      1.35 - 2.30    4.54 -   5.56
   2006..................   866    10.27 - 10.56      9,080       4.06      1.35 - 2.30    0.74 -   1.72
   2005..................   750    10.19 - 10.38      7,748       3.18      1.35 - 2.30    0.91 -   1.88
   2004 (ab).............   387    10.10 - 10.19      3,931       0.00      1.35 - 2.30    0.98 -   1.87

   LIT Growth and Income (Class II)
   2008.................. 3,915     8.85 -  9.76     36,667       1.92      1.25 - 2.30  -33.77 - -33.05
   2007.................. 4,911    13.37 - 14.58     68,980       1.46      1.25 - 2.30    0.15 -   1.24
   2006.................. 5,569    13.35 - 14.40     77,589       0.94      1.25 - 2.30   13.31 -  14.54
   2005.................. 5,004    11.78 - 12.57     61,358       0.72      1.25 - 2.30    7.20 -   8.36
   2004.................. 3,503    10.99 - 11.60     40,040       0.58      1.25 - 2.30    9.86 -  12.70

   LIT Mid Cap Growth (Class II) (r)
   2008..................   613     7.31 -  7.73      4,677       0.00      1.25 - 2.30  -48.06 - -47.50
   2007..................   704    14.08 - 14.73     10,249       0.00      1.25 - 2.30   14.88 -  16.13
   2006..................   847    12.26 - 12.69     10,652       0.00      1.25 - 2.30    2.52 -   3.62
   2005..................   915    11.96 - 12.24     11,139       0.00      1.25 - 2.30    8.56 -   9.74
   2004 (ab).............   897    11.01 - 11.16      9,985       0.00      1.25 - 2.30   10.14 -  11.56

Investments in the Wells
  Fargo Variable Trust
  Sub-Accounts:
   Wells Fargo VT Advantage Discovery
   2008..................   429     8.45 -  8.63      3,660       0.00      1.25 - 1.80  -45.35 - -45.05
   2007..................   526    15.47 - 15.70      8,197       0.00      1.25 - 1.80   20.13 -  20.80
   2006..................   612    12.88 - 13.00      7,916       0.00      1.25 - 1.80   12.60 -  13.22
   2005 (ae).............   731    11.43 - 11.48      8,374       0.00      1.25 - 1.80   14.35 -  14.81

   Wells Fargo VT Advantage Opportunity
   2008..................   962     7.47 -  7.62      7,255       1.97      1.25 - 1.80  -41.17 - -40.84
   2007.................. 1,159    12.69 - 12.88     14,814       0.62      1.25 - 1.80    4.72 -   5.30
   2006.................. 1,360    12.12 - 12.24     16,560       0.00      1.25 - 1.80   10.22 -  10.83
   2005 (ae)............. 1,763    11.00 - 11.04     19,432       0.00      1.25 - 1.80    9.96 -  10.40

--------
(r)Previously known as LIT Aggressive Growth (Class II)
(ab)For the period beginning February 2, 2004 and ended December 31, 2004
(ae)For the period beginning April 8, 2005 and ended December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2008 and 2007, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 17, 2009

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                      YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                  -----------------------------
                                                   2008       2007       2006
                                                  -------    -------    -------
REVENUES
Net investment income                             $13,940    $14,257    $13,948
Realized capital gains and losses                   5,952       (417)    (1,255)
                                                  -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE   19,892     13,840     12,693
Income tax expense                                  6,918      4,835      4,433
                                                  -------    -------    -------
NET INCOME                                         12,974      9,005      8,260
                                                  -------    -------    -------
OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses  (4,351)     4,307       (885)
                                                  -------    -------    -------

COMPREHENSIVE INCOME                              $ 8,623    $13,312    $ 7,375
                                                  =======    =======    =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                       DECEMBER 31,
                                                                                      ----------------------------
                                                                                         2008             2007
                                                                                      -----------      -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $229,667 and $266,792)      $   229,328      $   273,144
   Short-term, at fair value (amortized cost $80,705 and $28,057)                          80,703           28,057
                                                                                      -----------      -----------
      Total investments                                                                   310,031          301,201
Cash                                                                                        3,145           18,612
Reinsurance recoverable from Allstate Life Insurance Company                           18,791,710       18,777,851
Reinsurance recoverable from non-affiliates                                             1,613,685        1,422,931
Other assets                                                                              113,637          112,285
Separate accounts                                                                       1,823,163        3,067,127
                                                                                      -----------      -----------
        TOTAL ASSETS                                                                  $22,655,371      $23,700,007
                                                                                      ===========      ===========

LIABILITIES
Contractholder funds                                                                  $17,787,376      $17,820,885
Reserve for life-contingent contract benefits                                           2,581,186        2,348,116
Unearned premiums                                                                          24,169           25,819
Deferred income taxes                                                                          --            2,479
Payable to affiliates, net                                                                 36,029           21,912
Current income taxes payable                                                                7,017            4,815
Other liabilities and accrued expenses                                                     97,870          118,916
Separate accounts                                                                       1,823,163        3,067,127
                                                                                      -----------      -----------
        TOTAL LIABILITIES                                                              22,356,810       23,410,069
                                                                                      -----------      -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                   2,500            2,500
Additional capital paid-in                                                                180,000          180,000
Retained income                                                                           116,283          103,309
Accumulated other comprehensive (loss) income:
   Unrealized net capital gains and losses                                                   (222)           4,129
                                                                                      -----------      -----------
        Total accumulated other comprehensive (loss) income                                  (222)           4,129
                                                                                      -----------      -----------
        TOTAL SHAREHOLDER'S EQUITY                                                        298,561          289,938
                                                                                      -----------      -----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $22,655,371      $23,700,007
                                                                                      ===========      ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                              YEAR ENDED DECEMBER 31,
                                                       ------------------------------------
($ IN THOUSANDS)                                         2008          2007          2006
                                                       --------      --------      --------
COMMON STOCK                                           $  2,500      $  2,500      $  2,500
                                                       --------      --------      --------
ADDITIONAL CAPITAL PAID-IN                              180,000       180,000       180,000
                                                       --------      --------      --------

RETAINED INCOME
Balance, beginning of year                              103,309        94,304        86,044
Net income                                               12,974         9,005         8,260
                                                       --------      --------      --------
Balance, end of year                                    116,283       103,309        94,304
                                                       --------      --------      --------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                4,129          (178)          707
Change in unrealized net capital gains and losses        (4,351)        4,307          (885)
                                                       --------      --------      --------
Balance, end of year                                       (222)        4,129          (178)
                                                       --------      --------      --------
TOTAL SHAREHOLDER'S EQUITY                             $298,561      $289,938      $276,626
                                                       ========      ========      ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                    YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            --------------------------------------
                                                                              2008           2007           2006
                                                                            --------       --------       --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                  $ 12,974       $  9,005       $  8,260
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
          Amortization and other non-cash items                                  143             25            424
          Realized capital gains and losses                                   (5,952)           417          1,255
          Changes in:
             Reserve for life-contingent contract benefits and
              contractholder funds, net of reinsurance recoverables           (5,052)       (18,124)         2,878
             Income taxes                                                      2,065            428           (337)
             Receivable/payable to affiliates, net                            14,117         46,902        (14,596)
             Other operating assets and liabilities                          (24,195)       (24,698)        25,112
                                                                            --------       --------       --------
                Net cash (used in) provided by operating activities           (5,900)        13,955         22,996
                                                                            --------       --------       --------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                               101,584          5,176         20,104
Collections on fixed income securities                                         7,693         13,732         15,244
Purchases of fixed income securities                                         (64,497)       (17,982)       (38,901)
Change in short-term investments                                             (54,347)       (19,621)        (4,440)
                                                                            --------       --------       --------
                Net cash used in investing activities                         (9,567)       (18,695)        (7,993)
                                                                            --------       --------       --------

NET (DECREASE) INCREASE IN CASH                                              (15,467)        (4,740)        15,003
CASH AT BEGINNING OF YEAR                                                     18,612         23,352          8,349
                                                                            --------       --------       --------
CASH AT END OF YEAR                                                         $  3,145       $ 18,612       $ 23,352
                                                                            ========       ========       ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers. The principal products are fixed annuities, and interest-sensitive, traditional and variable life insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2008, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial services firms, such as banks and broker-dealers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads and, to a limited extent, equity prices. The Company's primary market risk exposure is to changes in interest rates, although we also have certain exposures to changes in equity prices in our equity-indexed annuities and separate accounts liabilities. This risk is transferred to ALIC in accordance with our reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from our investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields, as well as changes in interest rates resulting from widening credit spreads and credit exposure.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value.

     Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates, and the effective yield is recalculated on the retrospective basis. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities and short-term investments when the decline in fair value is deemed other than temporary including when the Company cannot assert a positive intent to hold an impaired security until recovery (see Note 4). Fixed income securities subject to change in intent write-downs continue to earn investment income (other than discussed above), and any discount or premium is recognized using the effective yield method over the expected life of the security.

FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

     The Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of January 1, 2008 for its financial assets and financial liabilities that are measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. The adoption did not have a material effect on the Company's determination of fair value.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. SFAS No. 157 establishes a hierarchy for inputs used in determining fair value that maximize the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available.

     Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs reflect the Company's estimates of the assumptions market participants would use in valuing financial assets and financial liabilities and are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Financial assets and financial liabilities recorded on the Statements of Financial Position at fair value as of December 31, 2008 are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Financial assets and financial liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Financial assets and financial liabilities whose values are based on the following:

         a) Quoted prices for similar assets or liabilities in active markets;
         b) Quoted prices for identical or similar assets or liabilities in non-active markets; or
         c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Financial assets and financial liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the financial assets and financial liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

   - FIXED INCOME SECURITIES: U.S. Treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.
   - SHORT-TERM: Comprise primarily actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.
   - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

   - FIXED INCOME SECURITIES:

     CORPORATE, INCLUDING PRIVATELY PLACED: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities which have market-observable external ratings from independent third party rating agencies.

     MUNICIPAL: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     U.S. GOVERNMENT AND AGENCIES: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     MORTGAGE-BACKED SECURITIES ("MBS"); ASSET-BACKED SECURITIES ("ABS")-CREDIT
     CARD: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

   - SHORT-TERM: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

   - CONTRACTHOLDER FUNDS: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

LEVEL 3 MEASUREMENTS

   - FIXED INCOME SECURITIES:

     CORPORATE: These securities are categorized as Level 3 as a result of the significance of non-market observable inputs. The securities are valued based on internal ratings, which are not observable in the market.

     ABS: Principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Certain ABS are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all ABS are categorized as Level 3.

     CONTRACTHOLDER FUNDS: Derivatives embedded in annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

FAIR VALUE MEASUREMENT PRIOR TO ADOPTION OF SFAS NO. 157

     Prior to the adoption of SFAS No. 157 on January 1, 2008, the fair value of fixed income securities was based upon observable market quotations, other market observable data or was derived from such quotations and market observable data. The fair value of privately placed fixed income securities was generally based on widely accepted pricing valuation models, which were developed internally. The valuation models used security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine the overall spread for the specific security.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. We continuously monitor the creditworthiness of reinsurers in order to determine our risk of recoverability on an individual and aggregate basis and a provision for uncollectible reinsurance is recorded if needed. No amounts have been deemed unrecoverable in the three years ended December 31, 2008. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments and differences in tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 9).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see
Note 6). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life and fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified date and are ceded to ALIC.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARDS

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company adopted the provisions of SFAS No. 157 for financial assets and financial liabilities recognized or disclosed at fair value on a recurring or non-recurring basis as of January 1, 2008. Consistent with the provisions of FSP FAS 157-2, the Company decided to defer the adoption of SFAS No. 157 for non-financial assets and liabilities measured at fair value on a non-recurring basis until January 1, 2009. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"), which clarifies the application of SFAS 157 in a market that is not active. The Company adopted the provisions of FSP FAS 157-3 as of September 30, 2008. The adoption of SFAS No. 157 and FSP FAS 157-3 did not have a material effect on the Company's results of operations or financial position (see Note 5).

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
   LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
   159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities, on an ongoing basis, an option to report selected financial assets, including investment securities, and financial liabilities, including most insurance contracts, at fair value through earnings. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 was effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company did not apply the fair value option to any existing financial assets or liabilities as of January 1, 2008 and did not elect to apply the option prospectively to any financial assets or liabilities acquired during 2008. Consequently, the adoption of SFAS No. 159 had no impact on the Company's results of operations or financial position.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
   INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (COLLECTIVELY "FIN 48")

     The FASB issued the interpretation in July 2006 and the related staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 9).

SEC STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR
   MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1/124-1, THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1/124-1")

     FSP FAS 115-1/124-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1/124-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1/124-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
   OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARD

SFAS NO. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -
   AN AMENDMENT OF FASB STATEMENT NO. 133 ("SFAS NO. 161")

     In March 2008, the FASB issued SFAS No. 161, which amends and expands the disclosure requirements for derivatives currently accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-related contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements.SFAS No. 161 is effective for fiscal periods beginning after November 15, 2008, and is to be applied on a prospective basis only. SFAS No. 161 affects disclosures and therefore implementation will not impact the Company's results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $227.0 million, $202.2 million and $192.3 million in 2008, 2007 and 2006, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $5.1 million, $3.4 million and $1.1 million for the years ended December 31, 2008, 2007 and 2006, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $18.4 million, $25.5 million and $42.7 million of commission and other distribution expenses for the years ending December 31, 2008, 2007 and 2006, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

     The Company has a wholesaling and marketing support agreement with ALFS, Inc. ("ALFS"), an affiliated broker-dealer company, whereby ALFS underwrites and promotes the offer, sale and servicing of variable annuities issued by the Company and sold by AFS. In return for these services, the Company incurred commission expense of $187 thousand, $334 thousand and $1.5 million for 2008, 2007 and 2006, respectively. This expense was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:

                                                  YEAR ENDED DECEMBER 31,
                                           ------------------------------------
($ IN THOUSANDS)                              2008         2007         2006
                                           ----------   ----------   ----------
Premiums and contract charges              $  691,267   $  623,102   $  546,554
Interest credited to contractholder
   funds, contract benefits and expenses    1,468,505    1,421,831    1,487,799

     Reinsurance recoverables due from ALIC totaled $18.79 billion and $18.78 billion as of December 31, 2008 and 2007, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 9).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2008 and 2007. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                    GROSS UNREALIZED
($ IN THOUSANDS)                        AMORTIZED   ----------------     FAIR
                                           COST      GAINS    LOSSES    VALUE
                                        ---------   -------  -------   --------
AT DECEMBER 31, 2008
U.S.government and agencies              $ 75,374   $3,700   $  (258)  $ 78,816
Corporate                                  77,192      603    (2,092)    75,703
Municipal                                     502       --        (3)       499
Mortgage-backed securities                 46,720    1,680       (49)    48,351
Commercial mortgage-backed securities      22,896       --    (3,936)    18,960
Asset-backed securities                     6,983       20        (4)     6,999
                                         --------   ------   -------   --------
  Total fixed income securities          $229,667   $6,003   $(6,342)  $229,328
                                         ========   ======   =======   ========

AT DECEMBER 31, 2007
U.S. government and agencies             $110,214   $5,642   $   (36)  $115,820
Corporate                                  84,798      917      (903)    84,812
Municipal                                     501       30        --        531
Mortgage-backed securities                 28,114       94      (303)    27,905
Commercial mortgage-backed securities      32,131      579      (109)    32,601
Asset-backed securities                    11,034      453       (12)    11,475
                                         --------   ------   -------   --------
  Total fixed income securities          $266,792   $7,715   $(1,363)  $273,144
                                         ========   ======   =======   ========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2008:

                                         AMORTIZED     FAIR
($ IN THOUSANDS)                           COST        VALUE
                                         ---------   --------
Due in one year or less                   $ 25,080   $ 25,421
Due after one year through five years       88,898     88,627
Due after five years through ten years      34,519     35,392
Due after ten years                         27,467     24,538
                                          --------   --------
                                           175,964    173,978
Mortgage and asset-backed securities        53,703     55,350
                                          --------   --------
   Total                                  $229,667   $229,328
                                          ========   ========

    Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2008       2007       2006
                                        -------    -------    -------
Fixed income securities                 $13,302    $13,533    $13,495
Short-term and other investments            992      1,117        762
                                        -------    -------    -------
   Investment income, before expense     14,294     14,650     14,257
   Investment expense                      (354)      (393)      (309)
                                        -------    -------    -------
   Net investment income                $13,940    $14,257    $13,948
                                        =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses for the years ended December 31 are as follows:

($ IN THOUSANDS)                                 2008       2007      2006
                                               -------     ------   -------
Realized capital gains and losses, pre-tax     $ 5,952     $(417)   $(1,255)
Income tax (expense) benefit                    (2,083)      146        438
                                               -------     -----    -------
Realized capital gains and losses, after-tax   $ 3,869     $(271)   $  (817)
                                               =======     =====    =======

     Gross gains of $8.2 million were realized on sales of fixed income securities during 2008. Gross losses of $42 thousand, $32 thousand and $1.3 million were realized on sales of fixed income securities during 2008, 2007 and 2006, respectively. There were no gross gains realized on sales of fixed income securities in 2007 or 2006.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                            GROSS UNREALIZED
                                                                  FAIR      ----------------    UNREALIZED NET
($ IN THOUSANDS)                                                  VALUE     GAINS     LOSSES    GAINS (LOSSES)
                                                                 --------   ------   -------    --------------
AT DECEMBER 31, 2008
Fixed income securities                                          $229,328   $6,003   $(6,342)       $(339)
Short-term investments                                             80,703       --        (2)          (2)
                                                                                                    -----
  Unrealized net capital gains and losses, pre-tax                                                   (341)
  Deferred income taxes                                                                               119
                                                                                                    -----
  Unrealized net capital gains and losses, after-tax                                                $(222)
                                                                                                    =====

                                                                            GROSS UNREALIZED
                                                                  FAIR      ----------------    UNREALIZED NET
($ IN THOUSANDS)                                                  VALUE     GAINS     LOSSES    GAINS (LOSSES)
                                                                 --------   ------   -------    --------------
AT DECEMBER 31, 2007
Fixed income securities                                          $273,144   $7,715   $(1,363)       $ 6,352
                                                                                                    -------
   Unrealized net capital gains and losses, pre-tax                                                   6,352
   Deferred income taxes                                                                             (2,223)
                                                                                                    -------
   Unrealized net capital gains and losses, after-tax                                               $ 4,129
                                                                                                    =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                           2008      2007     2006
                                                          -------   ------   -------
 Fixed income securities                                  $(6,691)  $6,625   $(1,361)
 Short-term investments                                        (2)      --        --
                                                          -------   ------   -------
    Unrealized net capital gains and losses, pre-tax       (6,693)   6,625    (1,361)
    Deferred income taxes                                   2,342   (2,318)      476
                                                          -------   ------   -------
    Unrealized net capital gains and losses, after-tax    $(4,351)  $4,307   $  (885)
                                                          =======   ======   =======

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN THOUSANDS)            LESS THAN 12 MONTHS                12 MONTHS OR MORE
                       --------------------------------   --------------------------------     TOTAL
                        NUMBER       FAIR    UNREALIZED    NUMBER      FAIR     UNREALIZED   UNREALIZED
                       OF ISSUES    VALUE      LOSSES     OF ISSUES    VALUE      LOSSES       LOSSES
                       ---------   -------   ----------   ---------   -------   ----------   ----------
AT DECEMBER 31, 2008
U.S. government and
  agencies                 1       $30,731     $  (258)       --      $    --     $    --      $  (258)
Corporate                 24        47,272      (1,691)        4        4,982        (401)      (2,092)
Municipal                  1           499          (3)       --           --          --           (3)
MBS                        1         1,119         (49)       --           --          --          (49)
CMBS                       9        18,337      (2,555)        1          623      (1,381)      (3,936)
ABS                        1           997          (4)       --           --          --           (4)
                         ---       -------     -------        --      -------     -------      -------
  Total                   37       $98,955     $(4,560)        5      $ 5,605     $(1,782)     $(6,342)
                         ===       =======     =======        ==      =======     =======      =======

AT DECEMBER 31, 2007

U.S. government and
  agencies                 1       $ 4,095     $    (7)        1      $ 2,984     $   (29)     $   (36)
Corporate                  3         6,065         (76)       16       33,087        (827)        (903)
MBS                        1         5,595         (44)        8       15,983        (259)        (303)
CMBS                       1         1,946         (59)        6       13,054         (50)        (109)
ABS                       --            --          --         1          991         (12)         (12)
                         ---       -------     -------        --      -------     -------      -------
  Total                    6       $17,701     $  (186)       32      $66,099     $(1,177)     $(1,363)
                         ===       =======     =======        ==      =======     =======      =======

     At December 31, 2008, all unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion, or a rating of aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

      Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2008, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

OTHER INVESTMENT INFORMATION

     At December 31, 2008, fixed income securities and short-term investments with a carrying value of $10.6 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities.

     The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                         QUOTED
                                        PRICES IN
                                         ACTIVE      SIGNIFICANT
                                       MARKETS FOR      OTHER       SIGNIFICANT
                                        IDENTICAL     OBSERVABLE    UNOBSERVABLE   BALANCE AS OF
                                         ASSETS        INPUTS          INPUTS       DECEMBER 31,
($ IN THOUSANDS)                        (LEVEL 1)     (LEVEL 2)       (LEVEL 3)          2008
                                       -----------   -----------   -------------   -------------
FINANCIAL ASSETS:
Fixed income securities                 $   48,085     $173,934       $  7,309       $  229,328
Short-term investments                      30,657       50,046             --           80,703
                                        ----------     --------       --------       ----------
     TOTAL RECURRING BASIS
       ASSETS                               78,742      223,980          7,309          310,031
                                        ----------     --------       --------       ----------
TOTAL INVESTMENTS                           78,742      223,980          7,309          310,031
                                        ----------     --------       --------       ----------

Separate account assets                  1,823,163           --             --        1,823,163
                                        ----------     --------       --------       ----------

TOTAL FINANCIAL ASSETS                  $1,901,905     $223,980       $  7,309       $2,133,194
                                        ----------     --------       --------       ----------
% of total financial assets                   89.2%        10.5%           0.3%           100.0%

FINANCIAL LIABILITIES:
Contractholder funds:
     Derivatives embedded in
       annuity contracts                $       --     $(33,466)      $(36,544)      $  (70,010)
                                        ----------     --------       --------       ----------
TOTAL FINANCIAL LIABILITIES             $       --     $(33,466)      $(36,544)      $  (70,010)
                                        ==========     ========       ========       ==========
% of total financial liabilities                --%        47.8%          52.2%           100.0%

     As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Level 1 and Level 2) and unobservable inputs (Level 3).

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 financial assets and financial liabilities held at fair value on a recurring basis at December 31, 2008.

                                                                                                                   TOTAL GAINS
                                              TOTAL REALIZED AND UNREALIZED                                         (LOSSES)
                                               GAINS (LOSSES) INCLUDED IN:                                         INCLUDED IN
                                            ----------------------------------                                    NET INCOME FOR
                                                                OCI ON           PURCHASES,                     INSTRUMENTS STILL
                              BALANCE AS OF                  STATEMENT OF    SALES, ISSUANCES  BALANCE AS OF         HELD AT
                                JANUARY 1,      NET            FINANCIAL     AND SETTLEMENTS,   DECEMBER 31,       DECEMBER 31,
($ IN THOUSANDS)                  2008       INCOME(1)         POSITION            NET             2008              2008(2)
                              -------------  ---------       ------------    ----------------  --------------   -----------------
FINANCIAL ASSETS
Fixed income securities         $11,984      $    180           $(434)          $(4,421)       $  7,309                  (3)
                                -------      --------           -----           -------        --------             -------
   TOTAL RECURRING LEVEL 3
     FINANCIAL ASSETS           $11,984      $    180           $(434)          $(4,421)       $  7,309                  (3)
                                =======      ========           =====           =======        ========             =======
FINANCIAL LIABILITIES
   Contractholder funds:
     Derivatives embedded in
      annuity contracts         $  (256)     $(36,498)          $  --           $   210        $(36,544)            (36,498)
                                -------      --------           -----           -------        --------             -------
TOTAL RECURRING LEVEL 3
     FINANCIAL LIABILITIES      $  (256)     $(36,498)          $  --           $   210        $(36,544)            (36,498)
                                =======      ========           =====           =======        ========             =======

----------
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $185 thousand in realized capital gains and losses, and $(5) thousand in net investment income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     Presented below are the fair value estimates of financial instruments including those reported at fair value and discussed above and those reported using other methods for which a description of the method to determine fair value appears below the following tables.

FINANCIAL ASSETS

($ IN THOUSANDS)                 DECEMBER 31, 2008         DECEMBER 31, 2007
                               ----------------------  ------------------------
                               CARRYING      FAIR       CARRYING        FAIR
                                 VALUE       VALUE        VALUE         VALUE
                               ----------  ----------  -----------  -----------
Fixed income securities (1)    $  229,328  $  229,328  $  273,144    $  273,144
Short-term investments (1)         80,703      80,703      28,057        28,057
Separate accounts (1)           1,823,163   1,823,163   3,067,127     3,067,127

----------
(1)  Carried at fair value in the Statements of Financial Position.

FINANCIAL LIABILITIES

     The carrying value and fair value of contractholder funds on investment contracts were $14.08 billion and $12.67 billion, respectively, as of December 31, 2008 and were $14.52 billion and $13.83 billion, respectively, as of December 31, 2007. As of December 31, 2008 and 2007, contractholder funds on investment contracts exclude contractholder funds related to interest-sensitive life insurance, variable annuities and variable life insurance totaling $3.71 billion and $3.30 billion, respectively.

     Beginning in 2008, the fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. In 2007, the fair value of investment contracts was based on the terms of the underlying contracts. Fixed annuities were valued at the account balance less surrender charges. Immediate annuities without life contingencies were valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value was estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximated the carrying value since the embedded equity options are carried at fair value.

DERIVATIVE FINANCIAL INSTRUMENTS

         Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. The fair value valuation techniques are described in Note 2. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

    The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments.

                                                                    CARRYING VALUE
($ IN THOUSANDS)                       NOTIONAL      FAIR      -----------------------
                                        AMOUNT       VALUE      ASSETS   (LIABILITIES)
                                      ----------    --------   --------  -------------
AT DECEMBER 31, 2008
--------------------
Equity-indexed life and annuity
     product contracts                $3,827,332    $(33,466)     $--      $(33,466)
Guaranteed accumulation benefits         218,234     (31,020)      --       (31,020)
Guaranteed withdrawal benefits            36,605      (5,524)      --        (5,524)

                                                                    CARRYING VALUE
($ IN THOUSANDS)                       NOTIONAL      FAIR      -----------------------
                                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2007
--------------------
Equity-indexed life and annuity
     product contracts                $3,611,546   $(102,858)     $--       $(102,858)
Guaranteed accumulation benefits         331,597        (306)      --            (306)
Guaranteed withdrawal benefits            61,994          50       --              50
Other embedded derivative
 financial instruments                     3,775          (5)      --              (5)

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2008 or 2007.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN THOUSANDS)                                                2008           2007
                                                             ----------    -----------
Traditional life                                             $1,169,049     $1,045,153
Immediate annuities                                             700,935        709,195
Other                                                           711,202        593,768
                                                             ----------     ----------
   Total reserve for life-contingent contract benefits       $2,581,186     $2,348,116
                                                             ==========     ==========

    The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                          MORTALITY                    INTEREST RATE                  ESTIMATION METHOD
-------------------------------  --------------------------------  ---------------------------   --------------------------------
Traditional life insurance       Actual company experience plus    Interest rate assumptions     Net level premium reserve
                                 loading                           range from 4.0% to 8.0%       method using the Company's
                                                                                                 withdrawal experience rates

Immediate annuities              1983 individual annuity           Interest rate assumptions     Present value of expected
                                 mortality table; Annuity 2000     range from 3.9% to 7.5%       future benefits based on
                                 mortality table with internal                                   historical experience
                                 modifications
Other:
   Variable annuity              100% of Annuity 2000              Interest rate assumptions     Projected benefit ratio
    guaranteed minimum death     mortality table                   range from 5.3% to 5.9%       applied to cumulative assessments
     benefits
                                                                                                 Unearned premium; additional
   Accident and health           Actual company experience plus                                  contract reserves for
                                 loading                                                         traditional life

     At December 31, contractholder funds consists of the following:

($ IN THOUSANDS)                           2008           2007
                                       -----------    -----------
Interest-sensitive life                $ 3,572,143    $ 3,217,074
Investment contracts:
     Fixed annuities                    13,681,421     14,089,197
     Immediate annuities                   421,969        457,683
     Other                                 111,843         56,931
                                       -----------    -----------
        Total contractholder funds     $17,787,376    $17,820,885
                                       ===========    ===========

     The following table highlights the key contract provisions relating to contractholder funds:

                 PRODUCT                          INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES
--------------------------------------   -----------------------------------   ------------------------------------
Interest-sensitive life insurance        Interest rates credited range         Either a percentage of account
                                         from 3.5% to 6.0%                     balance or dollar amount grading
                                                                               off generally over 20 years

Fixed and immediate annuities            Interest rates credited range from    Either a declining or a level
                                         0% to 16.0% for fixed annuities and   percentage charge generally over
                                         1.3% to 8.8% for immediate            nine years or less. Additionally,
                                         annuities                             approximately 25.1% of fixed
                                                                               annuities are subject to market
                                                                               value adjustment for discretionary
                                                                               withdrawals.

Other investment contracts:
   Variable guaranteed minimum income,   Interest rates used in establishing   Withdrawal and surrender charges
    accumulation and withdrawal          reserves range from 1.8% to 10.3%     are based on the terms of the
    benefits and secondary guarantees                                          related interest-sensitive life or
    on interest-sensitive life                                                 fixed annuity contract.
    insurance and fixed annuities

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN THOUSANDS)                            2008           2007
                                         -----------    -----------
Balance, beginning of year               $17,820,885    $18,195,622
Deposits                                   2,148,361      1,966,374
Interest credited                            528,493        762,956
Benefits                                    (552,047)      (572,506)
Surrenders and partial withdrawals        (1,855,296)    (2,236,168)
Net transfers from separate accounts          18,595          2,834
Contract charges                            (367,880)      (303,528)
Other adjustments                             46,265          5,301
                                         -----------    -----------
Balance, end of year                     $17,787,376    $17,820,885
                                         ===========    ===========

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                        DECEMBER 31,
                                                                                   ---------------------
($ IN MILLIONS)                                                                       2008       2007
                                                                                   ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                                                          $ 1,327.3   $ 2,220.4
   Net amount at risk (1)                                                          $   455.0   $    86.2
   Average attained age of contractholders                                          56 years    60 years

AT ANNUITIZATION
   Separate account value                                                          $   233.4   $   390.5
   Net amount at risk (2)                                                          $   139.8   $     1.0
   Weighted average waiting period until annuitization options available             4 years     3 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                          $    36.6   $    61.9
   Net amount at risk (3)                                                          $     5.0   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                          $   218.0   $   331.5
   Net amount at risk (4)                                                          $    52.9   $      --
   Weighted average waiting period until guarantee date                             10 years    13 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2008, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $48.4 million, $32.3 million, $31.0 million and $5.5 million, respectively. As of December 31, 2007, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $40.1 million, $27.5 million, $306 thousand and $(50) thousand, respectively.

7.  REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2008, 92.1% of the total reinsurance recoverables were related to ALIC and 7.9% were related to non-affiliated reinsurers. At December 31, 2008 and 2007, approximately 97% and 96%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by S&P.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                                         2008          2007         2006
                                                       ----------   ----------    ---------
PREMIUMS AND CONTRACT CHARGES
Direct                                                 $1,138,747   $1,038,671    $ 944,823
Assumed                                                     8,576        9,132       10,238
Ceded:
   Affiliate                                             (691,267)    (623,102)    (546,554)
   Non-affiliate                                         (456,056)    (424,701)    (408,507)
                                                       ----------   ----------    ---------
Premiums and contract charges, net of reinsurance      $       --   $       --    $      --
                                                       ==========   ==========    =========

    The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                                         2008          2007        2006
                                                      -----------  -----------  -----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND EXPENSES
Direct                                                $ 2,065,299  $ 1,964,326  $ 1,972,975
Assumed                                                     8,922       10,473        9,762
Ceded:
   Affiliate                                           (1,468,505)  (1,421,831)  (1,487,799)
   Non-affiliate                                         (605,716)    (552,968)    (494,938)
                                                      -----------  -----------  -----------
Interest credited to contractholder funds, contract
   benefits and expenses, net of reinsurance          $        --  $        --  $        --
                                                      ===========  ===========  ===========

8.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2008.

REGULATION

    The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies", when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

- These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in

     Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

- The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal from the partial summary judgment was granted. In June 2008, the Eighth Circuit Court of Appeals affirmed summary judgment in the EEOC's favor. In September 2008, the Court of Appeals granted AIC's petition for rehearing EN BANC and vacated its earlier decision affirming the trial court's grant of summary judgment in favor of the EEOC. The Court of Appeals then dismissed the appeal, determining that it lacked jurisdiction to consider the appeal at this stage in the litigation.

- AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. Plaintiffs allege that they were constructively discharged so that AIC could avoid paying ERISA and other benefits offered under the reorganization. They claim that the constructive discharge resulted from the implementation of agency standards, including mandatory office hours and a requirement to have licensed staff available during business hours. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC's motions for judgment on the pleadings were partially granted. In May 2008, the court granted summary judgment in AIC's favor on all class claims. Plaintiffs moved for reconsideration and in the alternative to decertify the class. AIC opposed this motion and filed a motion for summary judgment with respect to the remaining non-class claim. In August 2008, the court denied plaintiffs' motion to reconsider and to decertify the class. In February 2009, plaintiffs moved to dismiss the sole remaining claim with prejudice which the court promptly granted ending this litigation in the trial court.

- A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Court along with the merits of the appeal.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS
-------------

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

    The Internal Revenue Service is currently examining the Allstate Group's 2005 and 2006 federal income tax returns. The statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

    The Company had no liability for unrecognized tax benefits at December 31, 2008 or 2007 or January 1, 2007, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

($ IN THOUSANDS)                             2008     2007
                                             -----   -------
DEFERRED ASSETS
Unrealized net capital losses                $ 119   $    --
Other assets                                    20        --
                                             -----   -------
       Total deferred assets                   139        --
                                             -----   -------
DEFERRED LIABILITIES
Unrealized net capital gains                    --    (2,223)
Difference in tax bases of investments        (139)     (254)
Other liabilities                               --        (2)
                                             -----   -------
       Total deferred liabilities             (139)   (2,479)
                                             -----   -------
              Net deferred liabilities       $  --   $(2,479)
                                             =====   =======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

($ IN THOUSANDS)                   2008     2007     2006
                                  ------   ------   ------
Current                           $7,054   $4,810   $4,412
Deferred                            (136)      25       21
                                  ------   ------   ------
     Total income tax expense     $6,918   $4,835   $4,433
                                  ======   ======   ======

     The Company paid income taxes of $4.9 million, $4.4 million and $4.8 million in 2008, 2007 and 2006, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                    2008    2007    2006
                                    ----    ----    ----
Statutory federal income tax rate   35.0%   35.0%   35.0%
Other                               (0.2)   (0.1)   (0.1)
                                    ----    ----    ----
Effective income tax rate           34.8%   34.9%   34.9%
                                    ====    ====    ====

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.
Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income for 2008, 2007, and 2006 was $7.8 million, $9.1 million and $9.1 million, respectively. Statutory capital and surplus was $278.8 million and $282.9 million as of December 31, 2008 and 2007, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2009 without prior approval of the Nebraska Department of Insurance is $27.9 million. In the twelve-month period beginning January 1, 2008, the Company did not pay any dividends.

11.  OTHER COMPREHENSIVE (LOSS) INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                                     2008
                                                                      -----------------------------------
                                                                                                  After-
                                                                      Pre-tax         Tax          tax
                                                                      -------       -------       -------
   Unrealized net holding losses arising during the period            $(3,078)      $ 1,077       $(2,001)
   Less: reclassification adjustment of realized capital gains
     and losses                                                         3,615        (1,265)        2,350
                                                                      -------       -------       -------
   Unrealized net capital gains and losses                             (6,693)        2,342        (4,351)
                                                                      -------       -------       -------
   Other comprehensive loss                                           $(6,693)      $ 2,342       $(4,351)
                                                                      =======       =======       =======

                                                                                     2007
                                                                      -----------------------------------
                                                                                                   After-
                                                                      Pre-tax         Tax           tax
                                                                      -------       -------        ------
   Unrealized net holding gains arising during the period              $6,211       $(2,173)       $4,038
   Less: reclassification adjustment of realized capital gains
     and losses                                                          (414)          145          (269)
                                                                       ------       -------        ------
   Unrealized net capital gains and losses                              6,625        (2,318)        4,307
                                                                       ------       -------        ------
   Other comprehensive income                                          $6,625       $(2,318)       $4,307
                                                                       ======       =======        ======

                                                                                     2006
                                                                      -----------------------------------
                                                                                                   After-
                                                                      Pre-tax         Tax           tax
                                                                      -------       -------       -------
   Unrealized net holding losses arising during the period            $(2,601)         $910       $(1,691)
   Less: reclassification adjustment of realized capital gains
     and losses                                                        (1,240)          434          (806)
                                                                      -------          ----       -------
   Unrealized net capital gains and losses                             (1,361)          476          (885)
                                                                      -------          ----       -------
   Other comprehensive loss                                           $(1,361)         $476       $  (885)
                                                                      =======          ====       =======

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements (prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")) for Lincoln Benefit Life Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008.

The financial statements (prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")) of the Separate Account as of December 31, 2008, and for the two years in the period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits


(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the
    Lincoln Benefit

    Life Variable Annuity Account                                                                                           (2)

(2) Custody Agreements                                                                                         (not applicable)

(3) (a) Principal Underwriting Agreement                                                                                    (3)

    (b) Specimen Selling Agreement                                                                                          (4)

(4) (a) Consultant Solutions Classic Variable Annuity Contract                                                             (10)

    (b) Consultant Solutions Elite Variable Annuity Contract                                                               (10)

    (c) Consultant Solutions Plus Variable Annuity Contract                                                                (10)

    (d) Consultant Solutions Select Variable Annuity Contract                                                              (10)

    (e) Accumulation Benefit Rider                                                                                         (10)

    (f) MAV Rider                                                                                                          (11)

    (g) Annual Increase Rider                                                                                              (10)

    (h) Enhanced Earnings Rider                                                                                            (10)

    (i) Income Protection Rider                                                                                            (10)

    (j) Annuity Loan Rider                                                                                                 (10)

    (k) Grantor Trust Rider                                                                                                (10)

    (l) Charitable Remainder Trust Rider                                                                                   (10)

    (m) Unisex Rider                                                                                                       (11)

    (n) Waiver of Charges Rider                                                                                            (10)

    (o) Joint Annuitants Rider                                                                                             (10)

    (p) Spousal Benefit Rider                                                                                              (11)

    (q) Withdrawal Benefit Rider                                                                                           (11)

(5) Application for Contract                                                                                               (10)

(6) Depositor--Corporate Documents

    (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended                                               (1)

    (b) By-Laws of Lincoln Benefit Life Company                                                                             (1)

(7)

    (a) Reinsurance Contract                                                                                                (2)


     (b)  Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The

          Prudential Insurance Company of America dated June 1, 2006                                                       (12)

(8)       Participation Agreements:

     (a)  Form of Participation Agreement among Lincoln Benefit Life Company,

          The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP                                       (5)

     (b)  Form of Participation Agreement among PIMCO Variable Insurance Trust,

          Lincoln Benefit Life Company and PIMCO Funds Distributor LLC                                                      (5)

     (c)  Form of Participation Agreement between Salomon Brothers Variable

          Series Funds Inc., and Salomon Brothers Asset Management Inc                                                      (5)

     (d)  Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series
          Trust                                                                                                             (6)

     (e)  (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation
          Trust                                                                                                             (5)

     (e)  (2) Amendment to Participation Agreement Among OCC Accumulation

          Trust, OCC Distributors, and Lincoln Benefit Life Company                                                         (7)

     (f)  Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company                          (1)

     (g)  Participation Agreement among Lincoln Benefit Life Company,

          Variable Insurance Products Fund and Fidelity Distributors Corporation                                            (1)

     (h)  Participation Agreement among Lincoln Benefit Life Company,

          Variable Insurance Products Fund II and Fidelity Distributors Corporation                                         (1)

     (i)  Form of Participation Agreement among MFS Variable Insurance Trust,

          Lincoln Benefit Life Company, and Massachusetts Financial Services

          Company                                                                                                           (1)

     (j)  Participation Agreement among the Alger American Fund, Lincoln

          Benefit Life Company and Fred Alger and Company, Incorporated                                                     (1)

     (k)  Form of Participation Agreement among Lincoln Benefit Life Company,

          T. Rowe Price Equity Series, Inc., T. Rowe Price International

          Series, Inc., and T. Rowe Price Investment Services, Inc                                                          (1)

     (l)  Form of Participation Agreement among Rydex Variable Trust, Padco

          Financial Services, and Lincoln Benefit Life Company                                                              (7)

     (m)  Fund Participation Agreement between Lincoln Benefit Life Company,

          Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc                                              (9)

     (n)  Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,

          AIM Distributors, Inc., and Lincoln Benefit Life Company                                                          (8)

     (o)  Form of Participation Agreement among Van Kampen Investment Trust,

          Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company                       (8)

     (p)  Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life
          Company                                                                                                           (8)

     (q)  Form of Participation Agreement among Panorama Series Fund, Inc.,

          OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                                          (8)

     (r)  Form of Participation Agreement among Oppenheimer Variable

          Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                           (8)

     (s)  Form of Participation Agreement among Putnam Variable Trust,

          Putnam Retail Management, Inc., and Lincoln Benefit Life Company                                                  (8)

     (t)  Form of Participation Agreement among Van Eck Worldwide Insurance

          Trust, Van Eck Securities Corporation, Van Eck Associates

          Corporation, and Lincoln Benefit Life Company                                                                    (10)

(9)  Opinion and Consent of Counsel                                                                            (filed herewith)

(10) Consent of Independent Registered Public Accounting Firm                                                  (filed herewith)

(11) Financial Statements Omitted from Item 23                                                                 (not applicable)

(12) Initial Capitalization Agreement                                                                          (not applicable)

(99) Powers of Attorney for Frederick F. Cripe, Lawrence W. Dahl, Matthew S. Easley, John C. Lounds, Samuel H.
     Pilch, John C. Pintozzi and Steven C. Verney                                                              (filed herewith)

(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3)Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4)Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6)Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7)Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8)Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9)Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(10)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(11)Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(12)Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                        POSITION/OFFICE WITH DEPOSITOR
----                        ---------------------------------------------------------------------------
Frederick F. Cripe......... Director, Chairman and Chief Executive Officer
Lawrence W. Dahl........... Director, President and Chief Operating Officer
Susan L. Lees.............. Director, Senior Vice President, General Counsel and Secretary
John C. Lounds............. Director, Vice President
Matthew S. Easley.......... Director
John C. Pintozzi........... Director, Sr. Vice President and Chief Financial Officer
Samuel H. Pilch............ Group Vice President
Joseph Patrick Rath........ Assistant Vice President, Assistant General Counsel and Assistant Secretary
Judith P. Greffin.......... Sr. Vice President and Chief Investment Officer
Dean M. Way................ Sr. Vice President and Actuary
John E. Smith.............. Vice President
Steven C. Verney........... Treasurer
Fred Amos.................. Vice President
Bob W. Birman.............. Vice President
John Boudreau.............. Vice President
William F. Emmons.......... Assistant Secretary
Debbie L. Grenemeier....... Vice President
Robert M. Jurgensmeier..... Vice President
Stacy McWhorter............ Vice President
Richard O'Brien............ Vice President
Barb Raymond............... Vice President
Robert L. Vance............ Vice President and Assistant Treasurer
Karen C. Duffy............. Assistant Treasurer
Jeanette Wellsandt......... Vice President
Errol Cramer............... Appointed Actuary
Richard C. Crist, Jr....... Vice President and Chief Privacy Officer
Lisa J. Flanary............ Assistant Vice President
Maria D. McNitt............ Assistant Vice President
Mary J. McGinn............. Assistant Secretary
Keith A. Hauschildt........ Assistant Vice President and Chief Compliance Officer
Mario Rizzo................ Assistant Treasurer
Robert E. Transon.......... Assistant Vice President
Timothy N. Vander Pas...... Assistant Vice President
Richard Zaharias........... Assistant Vice President
Raymond P. Thomas.......... Authorized Representative
Lynn Cirrincione........... Authorized Representative
Florian Palac.............. Authorized Representative

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 001-11840, filed February 26, 2009.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2009, there were 11,807 contracts.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

Allstate Financial Advisors Separate Account I, Allstate Life Variable Life Separate Account A, Allstate Life of New York Separate Account A, Allstate Life of New York Variable Life Separate Account A, Charter National Variable Annuity Account, Intramerica Variable Annuity Account.

The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

Name                             Position with Distributor
----                             ----------------------------------------------------
J. Eric Smith................... Director, Chairman of the Board and Chief Executive
                                 Officer
Lawrence W. Dahl................ Director and President
John C. Lounds.................. Director
Susan L. Lees................... Secretary
Marian Goll..................... Vice President, Treasurer, and Financial Operations
                                 Principal
Joseph P. Rath.................. Vice President, General Counsel and Assistant
                                 Secretary
Richard C. Crist, Jr............ Vice President and Chief Privacy Officer
Dana Goldstein.................. Chief Compliance Officer
William F. Emmons............... Assistant Secretary
Mary J. McGinn.................. Assistant Secretary
Karen C. Duffy.................. Assistant Treasurer
Mario Rizzo..................... Assistant Treasurer
Steven C. Verney................ Assistant Treasurer

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                (2)             (3)         (4)         (5)
          ---         ---------------- ------------- ---------- ------------
                      Net Underwriting
   Name of Principal   Discounts and   Compensation  Brokerage
     Underwriter         Commission    on Redemption Commission Compensation
   -----------------  ---------------- ------------- ---------- ------------
        ALFS,
          Inc........        0               0           $0          0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated
November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 24, 2009.

                        LINCOLN BENEFIT LIFE VARIABLE
                               ANNUITY ACCOUNT
                                (Registrant)
                      By: LINCOLN BENEFIT LIFE COMPANY
                                 (DEPOSITOR)

                     *By:         /s/ Susan L. Lees
                           --------------------------------
                                    Susan L. Lees
                           Director, Senior Vice President,
                            General Counsel and Secretary

                           LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

                     *By:         /s/ Susan L. Lees
                           --------------------------------
                                    Susan L. Lees
                           Director, Senior Vice President,
                            General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 24, 2009.

(Signature) (Title)


 */Lawrence W. Dahl   President, Chief Operating
--------------------- Officer & Director
  Lawrence W. Dahl    (Principal Executive Officer)

*/Matthew S. Easley   Director
---------------------
 Matthew S. Easley

*/Frederick F. Cripe  Director, Chairman, and Chief
--------------------- Executive Officer
 Frederick F. Cripe

 /s/ Susan L. Lees    Director, Senior Vice President,
--------------------- General Counsel and Secretary
   Susan L. Lees

 */Samuel H. Pilch    Group Vice President & Controller
--------------------- (Principal Accounting Officer)
  Samuel H. Pilch

 */John C. Lounds   Director, Vice President
-------------------
  John C. Lounds

*/John C. Pintozzi  Director, Senior Vice President and
------------------- Chief Financial Officer
 John C. Pintozzi

*/Steven C. Verney  Treasurer (Principal Financial Officer)
-------------------
 Steven C. Verney

* By Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                               INDEX TO EXHIBITS
                                      FOR
                           POST-EFFECTIVE AMENDMENT

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. DESCRIPTION
----------- ------------------------------------------------------------------

    9       Opinion and Consent of Counsel

    10      Consent of Independent Registered Public Accounting Firm

    99 Powers of Attorney for Frederick F. Cripe, Lawrence W. Dahl, Matthew S. Easley, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, and Steven C. Verney